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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number 811-7736


                               Janus Aspen Series
          (Exact name of registrant as specified in charter)


          151 Detroit Street, Denver, Colorado  80206
          (Address of principal executive offices)         (Zip code)


         Kelley Abbott Howes, 151 Detroit Street, Denver, Colorado  80206
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  303-333-3863


Date of fiscal year end: 12/31


Date of reporting period: For the six months ended 06/30/04

Item 1 - Reports to Shareholders
-------------------
                                                          ----------------------
                                                          2004 Semiannual Report
                                                          ----------------------

Janus Aspen Series
--------------------------------------------------------------------------------
      Janus Aspen Balanced Portfolio




                                                            [LOGO] JANUS CAPITAL
                                                                           Group

Table of Contents

Schedule of Investments ...................................................    3
Statement of Assets and Liabilities .......................................    8
Statement of Operations ...................................................    9
Statement of Changes in Net Assets ........................................   10
Financial Highlights ......................................................   11
Notes to Schedule of Investments ..........................................   12
Notes to Financial Statements .............................................   13
Explanations of Charts, Tables and Financial Statements ...................   20

Janus Aspen Balanced Portfolio (unaudited)
                                                 Portfolio Manager - Karen Reidy

Performance
================================================================================
    Average Annual Total Return - for the periods ended June 30, 2004
--------------------------------------------------------------------------------

[MOUNTAIN CHART OMITTED]

Initial investment of $10,000

                  JANUS ASPEN BALANCED  S&P(R) 500   LEHMAN BROTHERS    BALANCED
                        PORTFOLIO -       INDEX        GOVERNMENT         INDEX
                   INSTUTIONAL SHARES                 CREDIT INDEX
 9/13/1993*              $10,000         $10,000         $10,000         $10,000
 9/30/1993               $10,440         $ 9,962         $10,034         $ 9,994
10/31/1993               $10,770         $10,168         $10,075         $10,126
11/30/1993               $10,640         $10,071         $ 9,961         $10,022
12/31/1993               $10,720         $10,193         $10,005         $10,108
 1/31/1994               $11,083         $10,539         $10,156         $10,367
 2/28/1994               $11,093         $10,253         $ 9,935         $10,110
 3/31/1994               $10,942         $ 9,807         $ 9,692         $ 9,755
 4/30/1994               $11,002         $ 9,933         $ 9,611         $ 9,788
 5/31/1994               $10,982         $10,095         $ 9,594         $ 9,870
 6/30/1994               $10,841         $ 9,848         $ 9,571         $ 9,724
 7/31/1994               $10,962         $10,171         $ 9,762         $ 9,987
 8/31/1994               $11,174         $10,587         $ 9,766         $10,218
 9/30/1994               $10,922         $10,329         $ 9,619         $10,009
10/31/1994               $10,952         $10,560         $ 9,608         $10,132
11/30/1994               $10,831         $10,176         $ 9,591         $ 9,913
12/31/1994               $10,811         $10,327         $ 9,654         $10,024
 1/31/1995               $11,004         $10,595         $ 9,839         $10,255
 2/28/1995               $11,248         $11,007         $10,067         $10,584
 3/31/1995               $11,441         $11,331         $10,135         $10,793
 4/30/1995               $11,472         $11,665         $10,276         $11,040
 5/31/1995               $11,817         $12,130         $10,707         $11,490
 6/30/1995               $12,092         $12,411         $10,793         $11,683
 7/31/1995               $12,401         $12,823         $10,751         $11,891
 8/31/1995               $12,462         $12,855         $10,889         $11,970
 9/30/1995               $12,668         $13,397         $10,999         $12,318
10/31/1995               $12,750         $13,349         $11,161         $12,364
11/30/1995               $13,181         $13,935         $11,344         $12,769
12/31/1995               $13,490         $14,203         $11,512         $12,992
 1/31/1996               $13,770         $14,686         $11,583         $13,290
 2/29/1996               $13,884         $14,822         $11,338         $13,254
 3/31/1996               $14,029         $14,965         $11,242         $13,290
 4/30/1996               $14,101         $15,186         $11,165         $13,376
 5/31/1996               $14,308         $15,577         $11,146         $13,583
 6/30/1996               $14,371         $15,636         $11,295         $13,683
 7/31/1996               $14,214         $14,946         $11,322         $13,315
 8/31/1996               $14,665         $15,261         $11,294         $13,476
 9/30/1996               $15,169         $16,119         $11,494         $14,038
10/31/1996               $15,243         $16,564         $11,763         $14,403
11/30/1996               $15,726         $17,815         $11,979         $15,189
12/31/1996               $15,674         $17,462         $11,846         $14,935
 1/31/1997               $16,162         $18,552         $11,860         $15,541
 2/28/1997               $16,406         $18,698         $11,885         $15,632
 3/31/1997               $15,971         $17,931         $11,744         $15,147
 4/30/1997               $16,321         $19,001         $11,915         $15,812
 5/31/1997               $16,989         $20,162         $12,027         $16,501
 6/30/1997               $17,605         $21,058         $12,171         $17,059
 7/31/1997               $18,181         $22,734         $12,543         $18,148
 8/31/1997               $17,822         $21,461         $12,402         $17,385
 9/30/1997               $18,713         $22,636         $12,597         $18,118
10/31/1997               $18,821         $21,881         $12,799         $17,794
11/30/1997               $18,843         $22,893         $12,867         $18,381
12/31/1997               $19,138         $23,286         $13,002         $18,658
 1/31/1998               $19,565         $23,543         $13,185         $18,882
 2/28/1998               $20,770         $25,240         $13,158         $19,803
 3/31/1998               $21,263         $26,531         $13,199         $20,532
 4/30/1998               $21,734         $26,803         $13,265         $20,711
 5/31/1998               $21,328         $26,343         $13,408         $20,522
 6/30/1998               $22,477         $27,412         $13,544         $21,171
 7/31/1998               $22,669         $27,122         $13,555         $21,017
 8/31/1998               $19,970         $23,204         $13,820         $18,981
 9/30/1998               $21,359         $24,692         $14,215         $19,977
10/31/1998               $22,003         $26,697         $14,114         $21,035
11/30/1998               $23,166         $28,314         $14,199         $21,962
12/31/1998               $25,699         $29,945         $14,233         $22,875
 1/31/1999               $27,264         $31,197         $14,334         $23,609
 2/28/1999               $26,133         $30,227         $13,994         $22,922
 3/31/1999               $27,857         $31,436         $14,063         $23,618
 4/30/1999               $28,520         $32,654         $14,098         $24,304
 5/31/1999               $27,857         $31,883         $13,953         $23,815
 6/30/1999               $28,799         $33,648         $13,909         $24,765
 7/31/1999               $28,418         $32,602         $13,871         $24,173
 8/31/1999               $27,910         $32,441         $13,859         $24,079
 9/30/1999               $28,003         $31,552         $13,984         $23,647
10/31/1999               $29,607         $33,548         $14,021         $24,761
11/30/1999               $30,231         $34,230         $14,013         $25,132
12/31/1999               $32,575         $36,243         $13,928         $26,201
 1/31/2000               $32,108         $34,423         $13,924         $25,198
 2/29/2000               $33,193         $33,772         $14,098         $24,919
 3/31/2000               $33,847         $37,073         $14,302         $26,826
 4/30/2000               $32,598         $35,958         $14,232         $26,182
 5/31/2000               $31,630         $35,221         $14,219         $25,770
 6/30/2000               $32,808         $36,089         $14,510         $26,378
 7/31/2000               $32,381         $35,525         $14,663         $26,137
 8/31/2000               $33,550         $37,730         $14,870         $27,443
 9/30/2000               $32,628         $35,739         $14,926         $26,373
10/31/2000               $32,290         $35,587         $15,020         $26,332
11/30/2000               $31,135         $32,784         $15,277         $24,906
12/31/2000               $31,834         $32,945         $15,578         $25,130
 1/31/2001               $32,293         $34,113         $15,840         $25,890
 2/28/2001               $31,009         $31,004         $16,003         $24,254
03/31/2001               $30,066         $29,041         $16,076         $23,207
 4/30/2001               $31,088         $31,296         $15,956         $24,393
 5/31/2001               $31,088         $31,506         $16,048         $24,550
06/30/2001               $30,747         $30,740         $16,125         $24,163
 7/31/2001               $30,681         $30,437         $16,527         $24,177
 8/31/2001               $30,084         $28,533         $16,739         $23,226
 9/30/2001               $28,943         $26,229         $16,893         $22,028
10/31/2001               $29,593         $26,730         $17,321         $22,496
11/30/2001               $30,230         $28,780         $17,037         $23,496
12/31/2001               $30,349         $29,032         $16,903         $23,574
01/31/2002               $30,094         $28,609         $17,027         $23,397
02/28/2002               $30,296         $28,057         $17,171         $23,158
03/31/2002               $30,645         $29,112         $16,823         $23,582
04/30/2002               $30,323         $27,348         $17,149         $22,758
05/31/2002               $30,336         $27,147         $17,307         $22,719
06/30/2002               $29,382         $25,214         $17,454         $21,722
07/31/2002               $28,525         $23,249         $17,665         $20,736
 8/31/2002               $28,716         $23,401         $18,061         $20,998
 9/30/2002               $27,791         $20,861         $18,449         $19,775
10/31/2002               $28,484         $22,695         $18,273         $20,705
11/30/2002               $28,838         $24,029         $18,284         $21,444
12/31/2002               $28,394         $22,618         $18,768         $20,886
 1/31/2003               $27,994         $22,027         $18,768         $20,560
 2/28/2003               $27,952         $21,696         $19,102         $20,529
03/31/2003               $28,159         $21,906         $19,077         $20,633
 4/30/2003               $29,304         $23,709         $19,281         $21,717
 5/31/2003               $30,159         $24,957         $19,829         $22,650
06/30/2003               $30,179         $25,276         $19,749         $22,789
07/31/2003               $29,858         $25,722         $18,922         $22,662
 8/31/2003               $30,333         $26,223         $19,046         $22,993
09/30/2003               $30,305         $25,945         $19,650         $23,112
10/31/2003               $31,198         $27,412         $19,401         $23,807
11/30/2003               $31,575         $27,653         $19,452         $23,963
12/31/2003               $32,383         $29,102         $19,644         $24,846
 1/31/2004               $32,566         $29,636         $19,823         $25,220
 2/29/2004               $32,932         $30,048         $20,065         $25,556
 3/31/2004               $32,960         $29,595         $20,249         $25,389
 4/30/2004               $32,214         $29,131         $19,628         $24,854
 5/31/2004               $32,510         $29,530         $19,527         $25,029
 6/30/2004               $32,993         $30,104         $19,608         $25,380

                                    Fiscal     One      Five    Ten     Since
                                 Year-to-Date  Year     Year    Year  Inception*
--------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio
- Institutional Shares              1.88%      9.32%    2.76%  11.77%   11.69%
--------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio
- Service Shares                    1.79%      9.09%    2.67%  11.76%   11.64%
--------------------------------------------------------------------------------
S&P 500(R)Index                     3.44%     19.11%   (2.20)% 11.83%   10.74%
--------------------------------------------------------------------------------
Lehman Brothers Government/
Credit Index                       (0.19)%    (0.72)%   7.11%   7.43%    6.43%
--------------------------------------------------------------------------------
Balanced Index                      1.81%     10.18%    1.99%   9.85%    8.80%
--------------------------------------------------------------------------------
================================================================================

Data presented represents past performance, which is no guarantee of future results. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, current performance may be higher or lower than the performance shown. Call 1-800-525-1068 or visit www.janus.com for current month end performance.

See Notes to Schedule of Investments for index definitions.

Total return includes reinvestment of dividends, distributions and capital gains. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Returns shown for Service Shares for periods prior to December 31, 1999 are derived from the historical performance of Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.

These returns do not reflect the charges and expenses of any particular insurance product or qualified plan.

* The Portfolio's inception date - September 13, 1993

Portfolio Strategy
--------------------------------------------------------------------------------
To seek long-term capital growth, consistent with preservation of capital and balanced by current income, by normally investing 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. This Portfolio normally invests at least 25% of its assets in fixed-income senior securities, which include debt securities and preferred stocks.

Portfolio Asset Mix - (% of Net Assets)
--------------------------------------------------------------------------------
[PIE CHART OMITTED]

Foreign Bonds/Non Dollar Bonds - 2.6%
Cash and Cash Equivalents - 2.8%
U.S. Treasury Notes/Bonds - 8.6%
U.S. Government Agencies - 9.1%
Common Stock - Foreign - 12.6%
Corporate Bonds - Domestic - 20.7%
Common Stock - Domestic - 43.6%

                                                            Number of Stocks: 60
                                                            Number of Bonds: 138
                                                          Top 10 Equities: 20.2%

                                            Janus Aspen Series  June 30, 2004  1

Janus Aspen Balanced Portfolio (unaudited)

Top 10 Equity Holdings - (% of Net Assets)
--------------------------------------------------------------------------------

                                       June 30, 2004        December 31, 2003
Tyco International, Ltd.
 (New York Shares)                         3.5%                   2.5%
Time Warner, Inc.                          2.4%                   1.9%
Roche Holding A.G.                         2.3%                   1.8%
Freddie Mac                                2.1%                   1.3%
3M Co.                                     1.9%                   1.7%
Marriott International, Inc.
 - Class A                                 1.9%                   1.6%
General Electric Co.                       1.6%                   1.0%
Texas Instruments, Inc.                    1.5%                   1.2%
Procter & Gamble Co.                       1.5%                   1.2%
Starwood Hotels & Resorts
 Worldwide, Inc.                           1.5%                   1.2%

Top Industries - Portfolio vs. Index (% of Net Assets)
--------------------------------------------------------------------------------

[BAR CHART OMITTED]

                                         Janus Aspen           S&P 500(R) Index
                                      Balanced Portfolio
--------------------------------------------------------------------------------
Diversified Operations                      11.8%                    5.7%
Finance - Investment Bankers/Brokers         4.7%                    5.5%
Medical - Drugs                              4.5%                    6.3%
Multimedia                                   3.8%                    2.0%
Hotels and Motels                            3.5%                    0.3%
Finance - Mortgage Loan Banker               3.2%                    1.2%
Oil Companies - Integrated                   2.7%                    4.5%
Brewery                                      2.3%                    0.4%
Computers                                    1.9%                    3.1%
Medical - HMO                                1.8%                    0.8%
--------------------------------------------------------------------------------
See "Explanations of Charts, Tables and Financial Statements."

The Portfolio may differ significantly from the securities held in the indices. The indices are not available for direct investment; therefore their performance does not reflect the expenses associated with the active management of an actual portfolio.


2  Janus Aspen Series  June 30, 2004

Schedule of Investments (unaudited)

Shares or Principal Amount                                        Market Value
================================================================================
Common Stock - 56.2%
Applications Software - 1.6%
         277,075  Mercury Interactive Corp.*,# ..................$   13,806,647
       1,506,280  Microsoft Corp ................................    43,019,357
                                                                     56,826,004
Beverages - Non-Alcoholic - 0.9%
         592,795  PepsiCo, Inc ..................................    31,939,795
Brewery - 0.4%
         289,249  Anheuser-Busch Companies, Inc .................    15,619,446
Broadcast Services and Programming - 0.2%
         645,035  Liberty Media Corp. - Class A* ................     5,798,865
Building Products - Air and Heating - 0.5%
         433,815  American Standard Companies, Inc.*,# ..........    17,487,083
Cable Television - 0%
          32,251  Liberty Media International, Inc. - Class A* ..     1,196,512
Chemicals - Specialty - 0.6%
         169,733  Syngenta A.G.* ................................    14,230,250
         501,660  Syngenta A.G. (ADR)* ..........................     8,422,871
                                                                     22,653,121
Computers - 1.6%
         331,350  Dell, Inc.* ...................................    11,868,957
         501,805  IBM Corp ......................................    44,234,111
                                                                     56,103,068
Computers - Peripheral Equipment - 0.7%
         260,000  Lexmark International Group, Inc. - Class A* ..    25,097,800
Cosmetics and Toiletries - 1.5%
         981,840  Procter & Gamble Co ...........................    53,451,370
Data Processing and Management - 0.6%
         515,825  Automatic Data Processing, Inc ................    21,602,751
Diversified Operations - 9.3%
         739,440  3M Co .........................................    66,556,994
       1,773,104  General Electric Co ...........................    57,448,570
       1,132,915  Honeywell International, Inc ..................    41,498,676
         571,435  Louis Vuitton Moet Hennessy S.A.** ............    41,331,736
       3,708,820  Tyco International, Ltd. (New York Shares)# ...   122,910,294
                                                                    329,746,270
E-Commerce/Products - 0.4%
         286,310  Amazon.com, Inc.*,# ...........................    15,575,264
E-Commerce/Services - 0.4%
         163,750  eBay, Inc.*,# .................................    15,056,813
Electric Products - Miscellaneous - 1.0%
          87,962  Samsung Electronics Company, Ltd.** ...........    36,311,444
Electronic Components - Semiconductors - 1.5%
       2,224,892  Texas Instruments, Inc.# ......................    53,797,889
Entertainment Software - 0.7%
         433,530  Electronic Arts, Inc.* ........................    23,649,062
Finance - Credit Card - 0.5%
         311,890  American Express Co ...........................    16,024,908
Finance - Investment Bankers/Brokers - 3.9%
       1,078,306  Citigroup, Inc ................................    50,141,228
         189,305  Goldman Sachs Group, Inc.# ....................    17,824,959
       1,229,585  J.P. Morgan Chase & Co ........................    47,671,010
         285,000  Lehman Brothers Holdings, Inc.# ...............    21,446,250
                                                                    137,083,447
Finance - Mortgage Loan Banker - 2.8%
         390,012  Countrywide Financial Corp.# ..................    27,398,343
       1,158,080  Freddie Mac# ..................................    73,306,464
                                                                    100,704,807
Hotels and Motels - 3.4%
       1,330,620  Marriott International, Inc. - Class A# .......    66,371,326
       1,184,065  Starwood Hotels & Resorts Worldwide, Inc.# ....    53,105,315
                                                                    119,476,641
Medical - Biomedical and Genetic - 0.4%
         259,240  Amgen, Inc.*,# ................................    14,146,727
Medical - Drugs - 4.5%
         220,000  Eli Lilly and Co.# ............................    15,380,200
         147,962  Novartis A.G ..................................     6,527,388
       1,274,710  Pfizer, Inc ...................................    43,697,058
         821,811  Roche Holding A.G .............................    81,367,425
         166,214  Sanofi-Synthelabo S.A.** ......................    10,535,867
                                                                    157,507,938
Medical - HMO - 1.6%
         529,135  Aetna, Inc ....................................    44,976,475
         198,685  UnitedHealth Group, Inc.# .....................    12,368,141
                                                                     57,344,616
Multimedia - 2.4%
       4,814,375  Time Warner, Inc.* ............................    84,636,713
Networking Products - 1.3%
       1,889,915  Cisco Systems, Inc.* ..........................    44,790,986
Oil Companies - Integrated - 2.7%
         357,800  BP PLC (ADR)** ................................    19,167,346
       1,148,490  Exxon Mobil Corp ..............................    51,004,441
         126,705  Total S.A. - Class B** ........................    24,156,149
                                                                     94,327,936
Pharmacy Services - 0.7%
         766,765  Caremark Rx, Inc.* ............................    25,257,239
Publishing - Newspapers - 0.7%
         308,235  Gannett Company, Inc.# ........................    26,153,740
Reinsurance - 1.1%
          12,694  Berkshire Hathaway, Inc. - Class B* ...........    37,510,770
Retail - Consumer Electronics - 0.6%
         441,430  Best Buy Company, Inc .........................    22,398,158
Retail - Discount - 0.6%
         482,155  Target Corp ...................................    20,477,123
Semiconductor Components/Integrated Circuits - 0.6%
         186,772  Linear Technology Corp ........................     7,371,891
         220,812  Maxim Integrated Products, Inc ................    11,574,965
                                                                     18,946,856
Soap and Cleaning Preparations - 1.1%
       1,390,704  Reckitt Benckiser PLC** .......................    39,369,049
Super-Regional Banks - 0.7%
         298,795  Bank of America Corp ..........................    25,284,033
Transportation - Railroad - 1.1%
         927,022  Canadian National Railway Co.
                  (New York Shares)..............................    40,408,889
Transportation - Services - 0.7%
         282,310  FedEx Corp.# ..................................    23,061,904

See Notes to Schedule of Investments and Financial Statements.


                                            Janus Aspen Series  June 30, 2004  3

Janus Aspen Balanced Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                        Market Value
================================================================================
Web Portals/Internet Service Providers - 1.4%
       1,378,500  Yahoo!, Inc.*,# ...............................$   50,080,905
Wireless Equipment - 1.5%
       2,794,455  Motorola, Inc .................................    50,998,804
--------------------------------------------------------------------------------
Total Common Stock (cost $1,674,411,508) ........................ 1,987,904,746
--------------------------------------------------------------------------------
Corporate Bonds - 23.3%
Aerospace and Defense - 0.8%
                  Lockheed Martin Corp.:
$      6,630,000  8.20%, notes, due 12/1/09 .....................     7,769,180
      16,435,000  7.65%, company guaranteed notes
                  due 5/1/16 ....................................    19,097,437
                                                                     26,866,617
Audio and Video Products - 0%
           5,000  Harman International Industries, Inc.,
                  7.125%
                  senior notes, due 2/15/07 .....................         5,391
Automotive - Truck Parts and Equipment - Original - 1.3%
       7,700,000  Delphi Corp., 6.55%
                  notes, due 6/15/06 ............................     8,093,701
      19,860,000  Lear Corp., 7.96%
                  company guaranteed notes, due 5/15/05 .........    20,708,439
      14,975,000  Tenneco Automotive, Inc., 11.625%
                  company guaranteed notes, due 10/15/09 ........    16,098,125
                                                                     44,900,265
Beverages - Non-Alcoholic - 0.8%
                  Coca-Cola Enterprises, Inc.:
       7,675,000  5.375%, notes, due 8/15/06 ....................     8,018,072
       7,060,000  4.375%, notes, due 9/15/09 ....................     7,073,746
       6,408,000  7.125%, notes, due 9/30/09 ....................     7,216,497
       5,135,000  6.125%, notes, due 8/15/11 ....................     5,532,927
                                                                     27,841,242
  Brewery - 1.9%
                  Anheuser-Busch Companies, Inc.:
       8,135,000  5.65%, notes, due 9/15/08 .....................     8,557,955
       9,135,000  5.75%, notes, due 4/1/10 ......................     9,709,336
      13,129,000  6.00%, senior notes, due 4/15/11 ..............    14,067,801
       5,925,000  7.55%, debentures, due 10/1/30 ................     7,103,429
       6,125,000  6.80%, debentures, due 1/15/31 ................     6,745,199
       3,860,000  6.80%, debentures, due 8/20/32 ................     4,271,214
                  Miller Brewing Co.:
       9,935,000  4.25%, notes, due 8/15/08 (144A) ..............     9,886,527
       5,285,000  5.50%, notes, due 8/15/13 (144A) ..............     5,303,445
                                                                     65,644,906
Broadcast Services and Programming - 0.4%
                  Clear Channel Communications, Inc.:
       4,670,000  6.00%, senior notes, due 11/1/06 ..............     4,902,108
       9,150,000  4.625%, senior notes, due 1/15/08 .............     9,246,505
                                                                     14,148,613
Cable Television - 0.9%
       7,835,000  Comcast Cable Communications, Inc., 6.75%
                  senior notes, due 1/30/11 .....................     8,454,615
       2,380,000  Comcast Corp., 6.50%
                  company guaranteed notes, due 1/15/15 .........     2,466,749
       8,950,000  Echostar DBS Corp., 5.75%
                  senior notes, due 10/1/08 .....................     8,826,937
                  TCI Communications, Inc.:
       8,324,000  6.875%, senior notes, due 2/15/06 .............     8,791,576
       4,035,000  7.875%, debentures, due 8/1/13 ................     4,596,890
                                                                     33,136,767
Casino Hotels - 0.3%
      10,455,000  Mandalay Resort Group, 6.50%
                  senior notes, due 7/31/09 .....................    10,624,894
Cellular Telecommunications - 0.1%
       3,582,000  AT&T Wireless Services, Inc., 7.35%
                  senior notes, due 3/1/06 ......................     3,822,349
Chemicals - Specialty - 0.4%
      14,970,000  International Flavors &
                  Fragrances, Inc., 6.45% notes, due 5/15/06 ....    15,816,344
Commercial Banks - 0.2%
       7,350,000  First Bank National Association, 5.70%
                  subordinated notes, due 12/15/08 ..............     7,768,634
Computers - 0.3%
      11,035,000  Hewlett-Packard Co., 3.625%
                  notes, due 3/15/08 ............................    10,902,370
Containers - Metal and Glass - 0.4%
       3,000,000  Ball Corp., 6.875%
                  company guaranteed notes, due 12/15/12 ........     3,045,000
       2,720,000  Owens-Brockway Glass Container, Inc., 8.875%
                  company guaranteed notes, due 2/15/09 .........     2,937,600
       7,255,000  Owens-Illinois, Inc., 7.15%
                  senior notes, due 5/15/05 .....................     7,436,375
                                                                     13,418,975
Containers - Paper and Plastic - 0.4%
                  Sealed Air Corp.:
      10,390,000  5.625%, notes, due 7/15/13 (144A) .............    10,263,429
       3,165,000  6.875%, bonds, due 7/15/33 (144A) .............     3,194,808
                                                                     13,458,237
Diversified Financial Services - 1.3%
                  General Electric Capital Corp.:
       4,510,000  4.25%, notes, due 1/28/05 .....................     4,566,632
      11,255,000  2.85%, notes, due 1/30/06 .....................    11,269,778
      17,255,000  5.35%, notes, due 3/30/06 .....................    17,948,167
      10,870,000  6.75%, notes, due 3/15/32 .....................    11,685,413
                                                                     45,469,990
Diversified Operations - 2.5%
                  Honeywell International, Inc.:
      14,220,000  5.125%, notes, due 11/1/06 ....................    14,788,160
       8,228,000  6.125%, bonds, due 11/1/11 ....................     8,827,895
                  Tyco International Group S.A.:
      11,110,000  5.875%, company guaranteed notes
                  due 11/1/04** .................................    11,239,487
      19,110,000  6.375%, company guaranteed notes
                  due 2/15/06** .................................    20,063,704
      13,610,000  6.375%, company guaranteed notes
                  due 10/15/11** ................................    14,478,059
      17,200,000  6.00%, company guaranteed notes
                  due 11/15/13** ................................    17,681,806
                                                                     87,079,111
E-Commerce/Products - 0.1%
       4,990,000  Amazon.com, Inc., 4.75%
                  convertible subordinated debentures
                  due 2/1/09 ....................................     4,983,763

See Notes to Schedule of Investments and Financial Statements.


4  Janus Aspen Series  June 30, 2004

Schedule of Investments (unaudited)

Shares or Principal Amount                                        Market Value
================================================================================
Electric - Integrated - 0.9%
$      2,065,000  American Electric Power Company, Inc., 5.375%
                  senior notes, due 3/15/10 .....................$    2,109,862
                  CMS Energy Corp.:
       8,815,000  9.875%, senior notes, due 10/15/07 ............     9,498,163
       6,695,000  7.50%, senior notes, due 1/15/09 ..............     6,661,525
      10,620,000  MidAmerican Energy Holdings Co., 3.50%
                  senior notes, due 5/15/08 .....................    10,243,967
                  Pacific Gas and Electric Co.:
       1,185,000  1.81%, first mortgage notes, due 4/3/06 .......     1,185,715
         800,000  3.60%, first mortgage notes, due 3/1/09 .......       770,074
       2,775,000  4.20%, first mortgage notes, due 3/1/11 .......     2,642,355
                                                                     33,111,661
Finance - Auto Loans - 0.4%
                  General Motors Acceptance Corp.:
           8,000  5.36%, notes, due 7/27/04 .....................         8,019
       6,805,000  4.375%, notes, due 12/10/07 ...................     6,708,879
       9,030,000  6.875%, notes, due 8/28/12 ....................     9,185,840
                                                                     15,902,738
Finance - Consumer Loans - 0.2%
       8,785,000  Household Finance Corp., 4.75%
                  notes, due 5/15/09 ............................     8,833,634
Finance - Credit Card - 0.1%
       4,745,000  American Express Co., 4.875%
                  notes, due 7/15/13 ............................     4,604,387
Finance - Investment Bankers/Brokers - 0.8%
       9,667,000  Charles Schwab Corp., 8.05%
                  senior notes, due 3/1/10 ......................    10,998,629
                  Citigroup, Inc.:
      10,635,000  7.25%, subordinated notes, due 10/1/10 ........    11,977,190
       5,430,000  6.625%, subordinated notes, due 6/15/32 .......     5,623,873
                                                                     28,599,692
Finance - Mortgage Loan Banker - 0.4%
      13,200,000  Countrywide Financial Corp., 2.875%
                  company guaranteed notes, due 2/15/07 .........    12,943,366
Food - Diversified - 0.7%
                  Dean Foods Co.:
       2,090,000  6.75%, senior notes, due 6/15/05 ..............     2,142,250
       9,948,000  6.625%, senior notes, due 5/15/09 .............    10,246,439
       1,483,000  6.90%, senior notes, due 10/15/17 .............     1,457,048
                  Kellogg Co.:
       6,655,000  2.875%, senior notes, due 6/1/08 ..............     6,370,386
       2,761,000  7.45%, debentures, due 4/1/31 .................     3,184,463
                                                                     23,400,586
Food - Retail - 0.1%
       3,170,000  Fred Meyer, Inc., 7.45%
                  company guaranteed notes, due 3/1/08 ..........     3,517,686
Food - Wholesale/Distribution - 0.2%
       5,335,000  Pepsi Bottling Holdings, Inc., 5.625%
                  company guaranteed notes
                  due 2/17/09 (144A) ............................     5,636,854
Hotels and Motels - 0.1%
       3,580,000  John Q. Hamons Hotels, Inc., 8.875%
                  first mortgage notes, due 5/15/12 .............     3,884,300
Independent Power Producer - 0.4%
      11,970,000  Reliant Energy, Inc., 9.25%
                  secured notes, due 7/15/10 ....................    12,777,975
Insurance Brokers - 0.2%
       6,740,000  Marsh & McLennan Companies, Inc., 5.375%
                  senior notes, due 3/15/07 .....................     7,061,222
Investment Companies - 0.3%
      11,230,000  Credit Suisse First Boston USA, Inc., 3.875%
                  notes, due 1/15/09 ............................    10,951,631
Medical - HMO - 0.2%
                  UnitedHealth Group, Inc.:
       2,320,000  7.50%, notes, due 11/15/05 ....................     2,461,745
       2,725,000  5.20%, notes, due 1/17/07 .....................     2,835,041
                                                                      5,296,786
Multi-Line Insurance - 0.3%
      10,505,000  AIG SunAmerica Global Financial IX, Inc.
                  5.10%, notes, due 1/17/07 (144A) ..............    10,918,288
Multimedia - 1.4%
       7,415,000  Historic TW, Inc., 9.15%
                  debentures, due 2/1/23 ........................     9,160,550
                  Time Warner, Inc.:
      18,159,000  5.625%, company guaranteed notes
                  due 5/1/05 ....................................    18,603,749
      15,375,000  6.15%, company guaranteed notes
                  due 5/1/07 ....................................    16,279,050
       6,745,000  7.70%, company guaranteed notes
                  due 5/1/32 ....................................     7,368,373
                                                                     51,411,722
Music - 0.1%
       4,330,000  Warner Music Group, 7.375%
                  senior subordinated notes
                  due 4/15/14 (144A) ............................     4,178,450
Oil - Field Services - 0.1%
       3,350,000  Hanover Equipment Trust 2001A, 8.50%
                  secured notes, due 9/1/08@.....................     3,542,625
Paper and Related Products - 0.2%
       5,975,000  Georgia-Pacific Corp., 8.875%
                  company guaranteed notes, due 2/1/10 ..........     6,766,688
Pharmacy Services - 0.4%
      13,575,000  Medco Health Solutions, Inc., 7.25%
                  senior notes, due 8/15/13 .....................    14,534,929
Pipelines - 0.6%
      16,300,000  El Paso Corp., 7.00%
                  senior notes, due 5/15/11 .....................    14,262,500
       6,680,000  Sonat, Inc., 6.875%
                  notes, due 6/1/05 .............................     6,696,700
                                                                     20,959,200
Retail - Building Products - 0.4%
      13,210,000  Home Depot, Inc., 6.50%
                  senior notes, due 9/15/04 .....................    13,333,289
Retail - Discount - 0.9%
       5,020,000  Target Corp., 5.50%
                  notes, due 4/1/07 .............................     5,292,772
                  Wal-Mart Stores, Inc.:
      14,450,000  5.45%, senior notes, due 8/1/06 ...............    15,124,829
      11,400,000  6.875%, senior notes, due 8/10/09 .............    12,711,730
                                                                     33,129,331
Specified Purpose Acquisition Company - 0.1%
       3,135,000  Gemstone Investor, Ltd., 7.71%
                  company guaranteed notes
                  due 10/31/04 (144A) ...........................     3,158,513

See Notes to Schedule of Investments and Financial Statements.


                                            Janus Aspen  Series June 30, 2004  5

Janus Aspen Balanced Portfolio


Schedule of Investments (unaudited)

Shares or Principal Amount                                        Market Value
================================================================================
Telecommunication Services - 0.6%
                  Verizon Global Funding Corp.:
$      8,265,000  6.125%, notes, due 6/15/07 ....................$    8,808,110
      12,340,000  4.00%, notes, due 1/15/08 .....................    12,356,375
                                                                     21,164,485
Telephone - Integrated - 0.4%
      11,835,000  Deutsche Telekom International Finance B.V.
                  3.875%, company guaranteed notes
                  due 7/22/08** .................................    11,646,019
       1,735,000  Verizon Maryland, Inc., 5.125%
                  bonds, due 6/15/33 ............................     1,398,084
                                                                     13,044,103
Television - 0.4%
      13,240,000  British Sky Broadcasting Group PLC, 6.875%
                  company guaranteed notes, due 2/23/09** .......    14,459,960
Textile-Home Furnishings - 0.1%
       3,160,000  Mohawk Industries, Inc., 7.20%
                  notes, due 4/15/12 ............................     3,506,206
Wireless Equipment - 0.2%
       8,150,000  American Tower Corp., 9.375%
                  senior notes, due 2/1/09 ......................     8,700,125
--------------------------------------------------------------------------------
Total Corporate Bonds (cost $811,178,822) .......................   825,218,900
--------------------------------------------------------------------------------
Warrants - 0%
Finance - Other Services - 0%
           4,211  Ono Finance PLC - expires 5/31/09*,**,++
                   (cost $0) ....................................            51
--------------------------------------------------------------------------------
U.S. Government Agencies - 9.1%
                  Fannie Mae:
$     27,762,000  1.875%, due 12/15/04# .........................    27,800,756
      31,385,000  2.125%, due 4/15/06# ..........................    30,975,959
      23,240,000  5.50%, due 5/2/06 .............................    24,263,908
      11,950,000  4.75%, due 1/2/07# ............................    12,306,719
      29,760,000  5.00%, due 1/15/07# ...........................    30,936,591
      14,300,000  3.25%, due 11/15/07# ..........................    14,098,327
       5,585,000  2.50%, due 6/15/08# ...........................     5,305,610
      10,790,000  5.25%, due 1/15/09# ...........................    11,302,385
       1,935,000  6.375%, due 6/15/09# ..........................     2,116,619
      10,870,000  6.25%, due 2/1/11# ............................    11,670,478
      20,522,000  5.375%, due 11/15/11# .........................    21,213,817
      13,905,000  Federal Home Loan Bank System
                  2.25%, due 5/15/06 ............................    13,748,555
                  Freddie Mac:
      33,395,000  1.875%, due 1/15/05# ..........................    33,419,279
      22,765,000  4.25%, due 6/15/05# ...........................    23,203,704
      37,250,000  2.375%, due 4/15/06# ..........................    36,925,665
       5,950,000  5.75%, due 4/15/08# ...........................     6,349,662
       2,645,000  5.75%, due 3/15/09# ...........................     2,821,408
       2,510,000  7.00%, due 3/15/10# ...........................     2,827,748
       4,371,000  5.875%, due 3/21/11# ..........................     4,594,371
       7,068,000  6.25%, due 7/15/32# ...........................     7,445,028
--------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $323,449,778) ..............   323,326,589
--------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 8.6%
                  U.S. Treasury Notes:
$      6,765,000  6.50%, due 5/15/05# ...........................     7,023,971
      14,620,000  4.625%, due 5/15/06# ..........................    15,137,987
       6,755,000  2.50%, due 5/31/06# ...........................     6,732,310
      24,705,000  3.50%, due 11/15/06# ..........................    25,024,436
      10,575,000  2.625%, due 5/15/08# ..........................    10,243,294
      24,261,000  5.625%, due 5/15/08# ..........................    26,114,686
       8,240,000  3.125%, due 4/15/09# ..........................     8,006,000
      22,176,000  6.00%, due 8/15/09# ...........................    24,368,475
       5,830,000  5.75%, due 8/15/10# ...........................     6,356,519
       4,740,000  5.00%, due 8/15/11# ...........................     4,948,299
      12,450,000  4.25%, due 11/15/13# ..........................    12,117,834
      21,366,000  7.25%, due 5/15/16# ...........................    25,830,319
       4,054,000  8.125%, due 8/15/19# ..........................     5,309,475
      18,381,000  7.875%, due 2/15/21# ..........................    23,727,279
      16,193,000  7.25%, due 8/15/22# ...........................    19,841,477
      24,006,000  6.25%, due 8/15/23# ...........................    26,582,901
      19,746,000  6.00%, due 2/15/26# ...........................    21,277,085
      10,126,000  5.25%, due 2/15/29# ...........................     9,928,229
      13,289,000  6.25%, due 5/15/30# ...........................    14,879,002
      10,181,000  5.375%, due 2/15/31# ..........................    10,268,098
--------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $303,901,199) .............   303,717,676
--------------------------------------------------------------------------------
Other Securities - 13.8%
                  State Street Navigator Securities Lending
     487,145,173  Prime Portfolio+ (cost $487,145,173) ..........   487,145,173
--------------------------------------------------------------------------------
Time Deposit - 3.0%
                  Fifth Third Bank, ETD
     106,700,000  1.3125%, 7/1/04 (cost $106,700,000) ...........   106,700,000
--------------------------------------------------------------------------------
Total Investments (total cost $3,706,786,480) - 114.0% .......... 4,034,013,135
--------------------------------------------------------------------------------
Liabilities, net of Cash, Receivables
and Other Assets - (14.0)% ......................................  (496,357,253)
--------------------------------------------------------------------------------
Net Assets - 100% ...............................................$3,537,655,882
--------------------------------------------------------------------------------

See Notes to Schedule of Investments and Financial Statements.


6  Janus Aspen Series  June 30, 2004

Schedule of Investments (unaudited)

Summary of Investments by Country, June 30, 2004
                                                                 % of Investment
Country                                Market Value                   Securities
--------------------------------------------------------------------------------
Bermuda                        $        122,910,295                         3.0%
Canada                                   40,408,889                         1.0%
Cayman Islands                            3,158,513                         0.1%
France                                   76,023,751                         1.9%
Germany                                  11,646,019                         0.3%
Luxembourg                               63,463,057                         1.6%
South Korea                              36,311,444                         0.9%
Switzerland                             110,547,935                         2.7%
United Kingdom                           72,996,407                         1.8%
United States++                       3,496,546,825                        86.7%
--------------------------------------------------------------------------------
Total                          $      4,034,013,135                       100.0%

++    Includes Short-Term Securities (72.0% excluding Short-Term Securities)


Forward Currency Contracts, Open at June 30, 2004

Currency Sold and                    Currency         Currency        Unrealized
Settlement Date                    Units Sold  Value in $ U.S.       Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 9/27/04               3,400,000   $    6,116,336   $       13,864
British Pound 11/19/04             12,350,000       22,122,408           53,762
Euro 9/27/04                       29,000,000       35,234,422          (84,912)
Korean Won 11/12/04             7,600,000,000        6,525,566         (116,390)
Korean Won 11/15/04            21,175,000,000       18,178,982         (572,412)
--------------------------------------------------------------------------------
Total                                           $   88,177,714   $     (706,088)

See Notes to Schedule of Investments and Financial Statements.


                                            Janus Aspen Series  June 30, 2004  7

Statement of Assets and Liabilities

                                                                    Janus Aspen
As of June 30, 2004 (unaudited)                                       Balanced
(all numbers in thousands except net asset value per share)          Portfolio
--------------------------------------------------------------------------------
Assets:
  Investments at cost(1)                                            $ 3,706,786
  Investments at value(1)                                           $ 4,034,013
    Cash                                                                  1,541
    Receivables:
       Investments sold                                                   8,110
       Portfolio shares sold                                                320
       Dividends                                                          1,596
       Interest                                                          21,395
    Other assets                                                             15
  Forward currency contracts                                                 68
--------------------------------------------------------------------------------
Total Assets                                                          4,067,058
--------------------------------------------------------------------------------
Liabilities:
    Payables:
       Securities loaned (Note 1)                                       487,145
       Investments purchased                                             36,291
       Portfolio shares repurchased                                       3,165
       Advisory fees                                                      1,875
       Transfer agent fees and expenses                                       4
       Distribution fees - Service Shares                                    94
    Accrued expenses                                                         54
  Forward currency contracts                                                774
--------------------------------------------------------------------------------
Total Liabilities                                                       529,402
Net Assets                                                          $ 3,537,656
--------------------------------------------------------------------------------
Net Assets Consist of:
  Capital (par value and paid-in surplus)*                          $ 3,589,906
  Undistributed net investment income/(loss)*                            13,738
  Undistributed net realized gain/(loss) from investments
   and foreign currency transactions*                                  (392,519)
  Unrealized appreciation/(depreciation) of investments
   and foreign currency translations                                    326,531
--------------------------------------------------------------------------------
Total Net Assets                                                    $ 3,537,656
--------------------------------------------------------------------------------
Net Assets - Institutional Shares                                   $ 3,071,742
  Shares Outstanding, $0.001 Par Value
   (unlimited shares authorized)                                        132,217
--------------------------------------------------------------------------------
  Net Asset Value Per Share                                         $     23.23
--------------------------------------------------------------------------------
Net Assets - Service Shares                                         $   465,914
  Shares Outstanding, $0.001 Par Value
   (unlimited shares authorized)                                         19,342
--------------------------------------------------------------------------------
  Net Asset Value Per Share                                         $     24.09
--------------------------------------------------------------------------------

*     See Note 3 in Notes to Financial Statements.
(1) Investments at cost and value include $477,235,807 of securities loaned for Janus Aspen Balanced Portfolio (Note 1).

See Notes to Financial Statements.


8  Janus Aspen Series  June 30, 2004

Statement of Operations

                                                                    Janus Aspen
For the six month period ended June 30, 2004 (unaudited)              Balanced
(all numbers in thousands)                                           Portfolio
-------------------------------------------------------------------------------
Investment Income:
   Interest                                                            $ 34,340
   Securities lending income                                                327
   Dividends                                                             12,736
   Foreign tax withheld                                                    (618)
-------------------------------------------------------------------------------
Total Investment Income                                                  46,785
-------------------------------------------------------------------------------
Expenses:
   Advisory fees                                                         11,628
   Transfer agent fees and expenses                                           5
   Registration fees                                                         29
   Custodian fees                                                            30
   Audit fees                                                                 7
   Trustees' fees and expenses                                               29
   Distribution fees - Service Shares                                       558
   Other expenses                                                           119
-------------------------------------------------------------------------------
Total Expenses                                                           12,405
Expense and Fee Offsets                                                     (12)
Net Expenses                                                             12,393
Net Investment Income/(Loss)                                             34,392
-------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments:
   Net realized gain/(loss) from securities transactions                 79,533
   Net realized gain/(loss) from foreign currency transactions           (5,189)
   Change in net unrealized appreciation/(depreciation) of
     investments and foreign currency translations                      (41,104)
-------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments                   33,240
Net Increase/(Decrease) in Net Assets
  Resulting from Operations                                            $ 67,632
-------------------------------------------------------------------------------

See Notes to Financial Statements.


                                           Janus Aspen Series  June 30, 2004  9

Statement of Changes in Net Assets

                                                                                          Janus Aspen
For the six month period ended June 30, 2004 (unaudited)                                   Balanced
and for the fiscal year ended December 31, 2003                                            Portfolio
(all numbers in thousands)                                                           2004             2003
--------------------------------------------------------------------------------------------------------------
Operations:
  Net investment income/(loss)                                                    $    34,392    $    74,163
  Net realized gain/(loss) from investment
   and foreign currency transactions                                                   74,344        (17,712)
  Change in unrealized net appreciation/(depreciation)
   of investments and foreign currency translations                                   (41,104)       409,483
--------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations                        67,632        465,934
--------------------------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
  Net investment income*
    Institutional Shares                                                              (23,971)       (70,261)
    Service Shares                                                                     (2,986)        (6,868)
  Net realized gain from investment transactions*
    Institutional Shares                                                                   --             --
    Service Shares                                                                         --             --
--------------------------------------------------------------------------------------------------------------
Net Decrease from Dividends and Distributions                                         (26,957)       (77,129)
--------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
  Shares sold
    Institutional Shares                                                               27,414        166,656
    Service Shares                                                                     68,081        157,009
  Reinvested dividends and distributions
    Institutional Shares                                                               23,971         70,261
    Service Shares                                                                      2,986          6,868
  Shares repurchased
    Institutional Shares                                                             (269,045)      (473,127)
    Service Shares                                                                    (41,134)       (55,732)
--------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) from Capital Share Transactions                              (187,727)      (128,065)
--------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                                                (147,052)       260,740
Net Assets:
  Beginning of period                                                               3,684,708      3,423,968
--------------------------------------------------------------------------------------------------------------
  End of period                                                                   $ 3,537,656    $ 3,684,708
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Undistributed net investment income/(loss)*                                       $    13,738    $     6,301
--------------------------------------------------------------------------------------------------------------
Purchases and Sales of Investment Securities: (excluding short-term securities)
  Purchases of securities                                                         $ 1,017,696    $ 1,957,063
  Proceeds from sales of securities                                                 1,166,298      1,788,740
  Purchases of long-term U.S. Government obligations                                  184,688        397,755
  Proceeds from sales of long-term U.S. Government obligations                        161,434        469,828

*     See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.


10  Janus Aspen Series  June 30, 2004

Financial Highlights

Institutional Shares
For a share outstanding during the
six month period ended June 30, 2004 (unaudited)                             Janus Aspen Balanced Portfolio
and through each fiscal year ended December 31        2004           2003         2002          2001          2000          1999
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $    22.98    $    20.59    $    22.57    $    24.31    $    27.91    $    22.50
-----------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                            .24           .51           .55           .65           .64           .59
  Net gain/(loss) on securities (both realized
   and unrealized)                                        .19          2.36         (2.00)        (1.78)        (1.22)         5.38
-----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                          .43          2.87         (1.45)        (1.13)         (.58)         5.97
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*                (.18)         (.48)         (.53)         (.61)         (.69)         (.56)
  Distributions (from capital gains)*                      --            --            --            --         (2.31)           --
  Tax return of capital*                                   --            --            --            --          (.02)           --
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                      (.18)         (.48)         (.53)         (.61)        (3.02)         (.56)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                     $    23.23    $    22.98    $    20.59    $    22.57    $    24.31    $    27.91
-----------------------------------------------------------------------------------------------------------------------------------
Total Return**                                           1.88%        14.05%        (6.44)%       (4.66)%       (2.27)%       26.76%
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)           $3,071,742    $3,253,664    $3,141,601    $3,425,664    $3,352,381    $2,453,079
Average Net Assets for the Period (in thousands)   $3,148,441    $3,183,585    $3,327,140    $3,361,832    $3,020,072    $1,583,635
Ratio of Gross Expenses to Average
 Net Assets***(1)                                        0.67%         0.67%         0.67%         0.66%         0.66%         0.69%
Ratio of Net Expenses to Average
 Net Assets***(1)                                        0.67%         0.67%         0.67%         0.66%         0.66%         0.69%
Ratio of Net Investment Income/(Loss) to Average
 Net Assets***                                           1.95%         2.31%         2.53%         2.89%         3.15%         2.86%
Portfolio Turnover Rate***                                 70%           69%           94%          114%           72%           92%

Service Shares
For a share outstanding during the
six month period ended June 30, 2004 (unaudited)                              Janus Aspen Balanced Portfolio
and through each fiscal year ended December 31                  2004           2003           2002          2001           2000
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $     23.82    $     21.32    $     23.31    $     24.92    $    27.82
-----------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                      .20            .39            .45            .47           .17
  Net gain/(loss) on securities (both realized and
   unrealized)                                                      .23           2.52          (2.00)         (1.68)         (.52)
-----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                    .43           2.91          (1.55)         (1.21)         (.35)
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*                          (.16)          (.41)          (.44)          (.40)         (.22)
  Distributions (from capital gains)*                                --             --             --             --         (2.31)
  Tax return of capital*                                             --             --             --             --          (.02)
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                (.16)          (.41)          (.44)          (.40)        (2.55)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                              $     24.09    $     23.82    $     21.32    $     23.31    $    24.92
-----------------------------------------------------------------------------------------------------------------------------------
Total Return**                                                     1.79%         13.72%         (6.67)%        (4.90)%       (1.37)%
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)                    $   465,914    $   431,044    $   282,367    $   192,338    $   48,634
Average Net Assets for the Period (in thousands)            $   448,913    $   349,871    $   237,813    $   108,835    $   13,810
Ratio of Gross Expenses to Average Net Assets***(1)                0.92%          0.92%          0.92%          0.91%         0.92%
Ratio of Net Expenses to Average Net Assets***(1)                  0.92%          0.92%          0.92%          0.91%         0.91%
Ratio of Net Investment Income/(Loss) to Average
Net Assets***                                                      1.71%          1.90%          2.28%          2.58%         2.93%
Portfolio Turnover Rate***                                           70%            69%            94%           114%           72%

*     See Note 3 in Notes to Financial Statements.
**    Total return not annualized for periods of less than one full year.
***   Annualized for periods of less than one full year.
(1)   See Note 5 in Notes to Financial Statements.

See Notes to Financial Statements.


                                           Janus Aspen Series  June 30, 2004  11

Notes to Schedule of Investments (unaudited)

S&P 500(R) Index         The Standard & Poor's Composite Index of 500 stocks, a
                         widely recognized, unmanaged index of common stock prices.

Lehman Brothers          Is composed of all bonds that are investment grade
Government/Credit Index  with at least one year until maturity.

Balanced Index           The Balanced Index is a hypothetical combination of
                         unmanaged indices. This index combines the total returns from the S&P 500(R) Index (55%) and the Lehman
                         Brothers Government/Credit Index (45%).

144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR                      American Depositary Receipt

New York Shares          Securities of foreign companies trading on the
                         New York Stock Exchange

PLC                      Public Limited Company

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts and/or forward currency contracts.

@     Rate is subject to change. Rate shown reflects current rate.

++    Security is illiquid.

# Loaned security, a portion or all of the security is on loan at June 30, 2004.

+ The security is purchased with the cash collateral received from securities on loan (Note 1).

The interest rate for variable rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of June 30, 2004.


12  Janus Aspen Series  June 30, 2004

Notes to Financial Statements (unaudited)

The following section describes organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout this report. In addition, the Notes to Financial Statements explain the methods used in preparing and presenting this report.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Janus Aspen Balanced Portfolio (the "Portfolio") is a series fund. The Portfolio is part of Janus Aspen Series (the "Trust"), which was organized as a Delaware Trust (now called a Delaware statutory trust) on May 20, 1993 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Trust offers seventeen portfolios or series of shares with differing investment objectives and policies. The Portfolio invests primarily in equity securities. The Portfolio is classified as diversified, as defined in the 1940 Act. The Portfolio is a no-load investment.

The Portfolio currently offers two classes of shares: Institutional Shares and Service Shares. Each class is issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance contracts (collectively "variable insurance contracts"), as well as certain qualified retirement plans.

The following accounting policies have been consistently followed by the Trust and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

Investment Valuation

Securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers making a market for such securities or by a pricing service approved by the Portfolio's Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Currently, foreign securities and currencies are converted to U.S. dollars using the applicable rate in effect as of 1:00 p.m. (New York time). It is anticipated that sometime during the third calendar quarter, the conversion to U.S. dollars will use the applicable rate in effect as of the close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or are deemed not to be reliable because events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the closing of the NYSE, then their fair value is determined in good faith under procedures established by and under the supervision of the Portfolio's Trustees. The Portfolio may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of the foreign exchanges and the close of the NYSE.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as, gains and losses, both unrealized and realized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Securities Lending

Under procedures adopted by the Trustees, the Portfolio may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Portfolio may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, such loans will only be made if Janus Capital Management LLC ("Janus Capital") believes the benefit from granting such loans justifies the risk. The Portfolio will not have the right to vote on securities while they are being lent, however, the Portfolio will attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which consists of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit and such other collateral permitted by the Securities and Exchange Commission ("SEC"). The lending agent may also invest the cash collateral in the State Street Navigator Securities Lending Prime Portfolio or investments in unaffiliated money market funds or accounts that comply with Rule 2a-7 of the 1940 Act relating to money market funds and mutually agreed to by the Portfolio and the lending agent.

As of June 30, 2004, the Portfolio had on loan securities as indicated:

                                                                     Value at
Portfolio                                                          June 30, 2004
--------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                      $477,235,807
--------------------------------------------------------------------------------


                                           Janus Aspen Series  June 30, 2004  13

As of June 30, 2004, the Portfolio received cash collateral in accordance with securities lending activity as indicated:

                                                              Cash Collateral at
Portfolio                                                       June 30, 2004
--------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                      $487,145,173
--------------------------------------------------------------------------------

As of June 30, 2004, all cash collateral received by the Portfolio was invested in the State Street Navigator Securities Lending Prime Portfolio.

The borrower pays fees at the Portfolio's direction to its lending agent. The lending agent may retain a portion of the interest earned. The cash collateral invested by the lending agent is disclosed in the Schedule of Investments. The lending fees and the Portfolio's portion of the interest income earned on cash collateral is included on the Statement of Operations.

Forward Currency Transactions

The Portfolio may enter into forward currency contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sales commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions on the Statement of Operations.

Forward currency contracts held by the Portfolio are fully collateralized by other securities, which are denoted (if applicable) in the accompanying Schedule of Investments. Such collateral is in the possession of the Portfolio's custodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Foreign Currency Translations

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to security transactions and income.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

When-issued Securities

The Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolio is required to hold liquid assets as collateral with the Portfolio's custodian sufficient to cover the purchase price.

Initial Public Offerings

The Portfolio may invest in initial public offerings ("IPOs"). The Portfolio's performance may be significantly affected, positively or negatively, by investments in IPOs. IPOs and other investment techniques may have a magnified performance impact on a portfolio with a small asset base. The Portfolio may not experience similar performance as its assets grow.

Restricted Security Transactions

Restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolio to sell a security at a fair price and may substantially delay the sale of the security which the Portfolio seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Dividend Distributions

The Portfolio generally makes semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains, if any. The majority of dividends and capital gains distributions from the Portfolio will be automatically reinvested into additional shares of the Portfolio.


14  Janus Aspen Series  June 30, 2004

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements as the Portfolio intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

Proxy Voting

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to their portfolio securities is available (i) without charge, upon request, by calling 1-800-525-1068 (toll free); (ii) on the Portfolio's website at www.janus.com; and (iii) on the SEC's website at http://www.sec.gov.

Starting in August 2004, the Portfolio's proxy voting record for the one-year period ending each June 30th will be available through www.janus.com and from the SEC through the SEC's website at http://www.sec.gov.

2. INVESTMENT ADVISORY AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

Janus Capital is the investment adviser to the Portfolio. The Portfolio was subject to advisory fees payable to Janus Capital based upon an annual rate of 0.65% of average daily net assets. Effective July 1, 2004, the advisory fee annual rate was reduced from 0.65% to 0.55% of average daily net assets. The advisory fee is calculated daily and paid monthly.

Janus Services LLC, a wholly-owned subsidiary of Janus Capital, receives certain out-of-pocket expenses for transfer agent services.

Certain officers and trustees of the Portfolio may also be officers and/or directors of Janus Capital; however, such officers and trustees receive no compensation from the Portfolio.

Janus Distributors LLC, a wholly-owned subsidiary of Janus Capital, is a distributor of the Portfolio. Service Shares have adopted a Distribution and Shareholder Servicing Plan (the "Plan") pursuant to Rule 12b-1 under The 1940 Act. The Plan authorizes payments by the Portfolio in connection with the distribution of Service Shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of Service Share's average daily net assets.

The Portfolio's expenses may be reduced by voluntary brokerage credits from affiliated or unaffiliated brokers or expense offsets from an unaffiliated custodian. Such credits or offsets are included in Expense and Fee Offsets on the Statement of Operations. Brokerage commissions paid to the brokers reduce Transfer Agent Fees and Expenses. Custodian credits reduce Custodian Fees. The Portfolio could have employed the assets used by the broker and/or custodian to produce income if it had not entered into an expense offset arrangement.

DST Systems, Inc. ("DST"), an affiliate prior to June 16, 2004 of Janus Capital Group Inc. ("JCGI"), parent to the Portfolio's adviser, provides a shareholder accounting system to the Portfolio for a fee. As of December 1, 2003, following a share exchange transaction in which JCGI exchanged 32.3 million shares of its holdings of DST common stock for all of the stock of a wholly-owned subsidiary of DST, JCGI owned approximately 9% of the outstanding common shares of DST. As of June 16, 2004, JCGI sold its remaining shares of common stock of DST. As a result, JCGI does not own any shares of DST common stock. DST fees are included in Transfer Agent Fees and Expenses on the Statement of Operations. Brokerage commissions paid to DST Securities, Inc. serve to reduce Transfer Agent Fees and Expenses. Brokerage commissions paid, fees reduced and the net fees paid to DST for the six month period ended June 30, 2004 are noted below.

                                DST Securities, Inc.   Portfolio Expense    DST Systems
Portfolio                         Commissions Paid        Reduction            Costs
========================================================================================
Janus Aspen Balanced Portfolio       $4,000                $3,001              $2,127
---------------------------------------------------------------------------------------


                                          Janus Aspen Series  June 30, 2004  15

3. FEDERAL INCOME TAX

Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales, foreign currency transactions, net operating losses and capital loss carryovers.

The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers as of December 31, 2003 that may be available to offset future realized capital gains and thereby reduce future taxable gain distributions. These carryovers expire between December 31, 2009 and December 31, 2011.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as of June 30, 2004 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/(depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

                                   Accumulated       Federal Tax       Unrealized       Unrealized       Net Appreciation
Portfolio                        Capital Losses         Cost          Appreciation     (Depreciation)    /(Depreciation)
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio   $(467,623,196)     $3,711,926,901     $374,675,761     $(52,589,527)     $322,086,234
-------------------------------------------------------------------------------------------------------------------------

4. EXPENSES

Expenses are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

The Portfolio bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated pro rata to the Portfolio.

5. EXPENSE RATIOS

Listed below are the gross expense ratios for the Portfolio, absent the waiver of certain fees and offsets.

For the six month period ended
June 30, 2004 (unaudited)
and for each fiscal year ended
December 31                                        Institutional Shares            |             Service Shares
Portfolio                           2004    2003    2002    2001    2000    1999   |   2004    2003    2002    2001    2000
-----------------------------------------------------------------------------------|-----------------------------------------------
Janus Aspen Balanced Portfolio      0.67%   0.67%   0.67%   0.66%   0.66%   0.69%  |   0.92%   0.92%   0.92%   0.91%   0.92%
-----------------------------------------------------------------------------------|-----------------------------------------------


16  Janus Aspen Series  June 30, 2004

6. CAPITAL SHARE TRANSACTIONS

                                                               Janus Aspen
For the six month period ended June 30, 2004 (unaudited)         Balanced
and the fiscal year ended December 31, 2003                     Portfolio
(all numbers in thousands)                                  2004        2003
--------------------------------------------------------------------------------
Transactions in Portfolio Shares - Institutional Shares
  Shares sold                                                1,181       7,832
  Reinvested dividends and distributions                     1,035       3,167
--------------------------------------------------------------------------------
Total                                                        2,216      10,999
--------------------------------------------------------------------------------
  Shares Repurchased                                       (11,597)    (21,964)
Net Increase/(Decrease) in Portfolio Shares                 (9,381)    (10,965)
Shares Outstanding, Beginning of Period                    141,598     152,563
--------------------------------------------------------------------------------
Shares Outstanding, End of Period                          132,217     141,598
--------------------------------------------------------------------------------
Transactions in Portfolio Shares - Service Shares
  Shares sold                                                2,831       7,051
  Reinvested dividends and distributions                       124         297
--------------------------------------------------------------------------------
Total                                                        2,955       7,348
--------------------------------------------------------------------------------
  Shares Repurchased                                        (1,708)     (2,499)
Net Increase/(Decrease) in Portfolio Shares                  1,247       4,849
Shares Outstanding, Beginning of Period                     18,095      13,246
--------------------------------------------------------------------------------
Shares Outstanding, End of Period                           19,342      18,095
--------------------------------------------------------------------------------


                                           Janus Aspen Series  June 30, 2004  17

7. LEGAL MATTERS

In September 2003, the Securities and Exchange Commission ("SEC") and the Office of the New York State Attorney General ("NYAG") publicly announced that they were investigating trading practices in the mutual fund industry. The investigations were prompted by the NYAG's settlement with a hedge fund, Canary Capital, which allegedly engaged in irregular trading practices with certain mutual fund companies. While Janus Capital was not named as a defendant in the NYAG complaint against the hedge fund, Janus Capital was mentioned in the complaint as having allowed Canary Capital to "market time" certain Janus funds. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. The NYAG complaint alleged that this practice is in contradiction to policies stated in the prospectuses for certain Janus funds.

The investigations by the NYAG, the SEC, and certain other agencies, including the Colorado Division of Securities and the Colorado Attorney General ("COAG"), also sought to determine whether late trading occurred in mutual funds managed by Janus Capital. The term "late trading" generally refers to the practice of permitting or processing a fund purchase or redemption in a manner that improperly allows the current day's fund share price to be used for an order that was placed or improperly processed at a time following the deadline for obtaining that day's share price (normally, 4:00 p.m. (eastern time)). Because many mutual fund transactions are cleared and settled through financial intermediaries, Janus Capital cannot exclude the possibility that one or more intermediaries may have submitted improper or unauthorized late trade transactions to Janus Capital in violation of Janus Capital's agreements with those intermediaries.

Other documentation and information sought by various regulatory agencies, including the National Association of Securities Dealers, the West Virginia Attorney General, the Florida Department of Financial Services, the NYAG, the SEC, the COAG, the Colorado Division of Securities and one or more U.S. Attorney offices, relate to a variety of matters, including but not limited to: disclosure of portfolio holdings, trading by executives in fund shares, certain revenue sharing arrangements, information related to cash and non-cash compensation paid to brokers, trading by Janus Capital investment personnel in portfolio securities owned by certain Janus funds, information provided to the Trustees of certain Janus funds in connection with the review and approval of management contracts related to such Janus funds, information related to certain types of distribution and sales arrangements with brokers and other distributors of mutual fund products, and other topics related to the foregoing. The Janus funds, Janus Capital Group Inc. and its subsidiaries have either complied with or intend to comply with these subpoenas and other document and information requests.

On April 27, 2004, Janus Capital announced agreements in principle with the NYAG, the COAG and the Colorado Division of Securities setting forth financial agreements and certain corporate governance and compliance initiatives that will be required by such regulators. Janus Capital also announced an agreement in principle with respect to monetary terms with the SEC, subject to the approval of the SEC Commissioners. Pursuant to such agreements, Janus Capital has agreed to pay $50 million in restoration to compensate investors for any adverse effects of frequent trading and $50 million in civil penalties. Janus Capital also agreed to reduce its management fees in the amount of $25 million a year for five years. Specific fee reductions, effective July 1, 2004, were determined on a fund-by-fund basis and were calculated using assets under management as of May 31, 2004. Therefore, the total reduction in revenue over a five-year period could be greater than or less than $125 million, depending on whether assets under management in the affected funds increase or decrease. Janus also agreed to make $1.2 million in other settlement-related payments required by the State of Colorado.

Subsequent to the initiation of the regulatory investigations, a number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals on behalf of Janus fund shareholders and shareholders of Janus Capital Group Inc. The factual allegations made in these actions are generally based on the NYAG complaint against Canary Capital and in general allege that Janus Capital allowed certain hedge funds and other investors to engage in "market timing" trades in certain Janus funds. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the federal securities laws; (ii) breach of fiduciary duties, as established by state common law or federal law, to the funds and/or individual investors; (iii) breach of contract; (iv) unjust enrichment; and (v) violations of Section 1962 of the Racketeering Influenced and Corrupt Organizations Act.

The "market timing" lawsuits include actions purportedly on behalf of a class of Janus fund investors, cases allegedly brought on behalf of the funds themselves, a case asserting claims both on behalf of an investor class and derivatively on behalf of the funds, cases brought on behalf of shareholders of Janus Capital Group Inc. on a derivative basis against the Board of Directors of Janus Capital Group Inc., purported ERISA actions against the managers of the Janus 401(k) plan, and a non-class "representative action" purportedly brought on behalf of the general public. The complaints also name


18  Janus Aspen Series  June 30, 2004
various defendants. One or more Janus entities (Janus Capital Group Inc., Janus Capital Management LLC or Janus Capital Corporation) are named in every action. In addition, actions have been brought against Janus Investment Fund and/or one or more of the individual Janus funds, the Janus fund Trustees, officers of the Janus funds, officers of Janus Capital, officers of Janus Capital Group Inc., and directors of Janus Capital Group Inc.

The "market timing" lawsuits were filed in a number of state and federal jurisdictions. The Judicial Panel on Multidistrict Litigation has finally or conditionally transferred all but one of these actions to the United States District Court for the District of Maryland for coordinated proceedings. One action (alleging failure to adequately implement fair value pricing) has been remanded to state court in Madison County, Illinois and is not subject to the federal transfer procedures.

In addition to the "market timing" actions described above, civil lawsuits have been filed against Janus Capital challenging the investment advisory fees charged by Janus Capital to certain funds managed by Janus Capital.

Additional lawsuits may be filed against certain of the Janus funds, Janus Capital and related parties in the future. Janus Capital does not currently believe that any of the pending actions will materially affect its ability to continue to provide to the Funds the services it has agreed to provide.

8. SUBSEQUENT EVENT

On July 29, 2004, Janus Capital Group Inc. announced that a client of Janus Capital Management LLC ("Janus Capital") intends to redeem funds totaling approximately $4.7 billion by year end, subject to the approval by the client's board of directors. The majority of the assets to be redeemed are in the Institutional Share class of certain Portfolios within Janus Aspen Series. Janus Capital is working with the client to transfer the redeeming assets "in kind" to assist the affected Portfolios' managers in limiting the disruption to the Portfolios and minimizing potential transaction costs. The redemption is anticipated to occur by the end of the Portfolios' 2004 fiscal period. To the extent necessary, Janus Capital intends to voluntarily waive certain fees imposed on the Portfolios to limit the economic impact such redemptions might otherwise have on remaining shareholders of the affected Portfolios.


                                           Janus Aspen Series  June 30, 2004  19

Explanations of Charts, Tables and Financial Statements (unaudited)

1. PERFORMANCE OVERVIEWS

The performance overview graph compares the performance of a hypothetical $10,000 investment in the Portfolio (from inception) with one or more widely used market indices through June 30, 2004.

Average annual total returns are quoted for each class of the Portfolio. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.

When comparing the performance of the Portfolio with an index, keep in mind that market indices do not include brokerage commissions that would be incurred if you purchased the individual securities in the index. They also do not include taxes payable on dividends and interest or operating expenses incurred if you maintained a portfolio invested in the index.

2. SCHEDULE OF INVESTMENTS

Following the performance overview section is the Portfolio's Schedule of Investments. This schedule reports the industry concentrations and types of securities held in the Portfolio on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government Obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The market value of each security is quoted as of the last day of the reporting period. The values of securities denominated in foreign currencies are converted into U.S. dollars.

A summary of investments by country is provided if the Portfolio invested in foreign securities as of the reporting period. This summary reports the Portfolio's exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country in which the company is incorporated.

2A. FORWARD CURRENCY CONTRACTS

A table listing forward currency contracts follows the Portfolio's Schedule of Investments (if applicable). Forward currency contracts are agreements to deliver or receive a preset amount of currency at a future date. Forward currency contracts are used to hedge against foreign currency risk in the Portfolio's long-term holdings.

The table provides the name of the foreign currency, the settlement date of the contract, the amount of the contract, the value of the currency in U.S. dollars and the amount of unrealized gain or loss. The amount of unrealized gain or loss reflects the change in currency exchange rates from the time the contract was opened to the last day of the reporting period.

2B. FUTURES

A table listing futures contracts follows the Portfolio's Schedule of Investments (if applicable). Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. Futures are used to hedge against adverse movements in securities prices, currency risk or interest rates.

The table provides the name of the contract, number of contracts held, the expiration date, the principal amount, value and the amount of unrealized gain or loss. The amount of unrealized gain or loss reflects the marked to market amount for the last day of the reporting period.

3. STATEMENT OF ASSETS AND LIABILITIES

This statement is often referred to as the "balance sheet." It lists the assets and liabilities of the Portfolio on the last day of the reporting period.

The Portfolio's assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on stocks owned and the receivable for Portfolio shares sold to investors but not yet settled. The Portfolio's liabilities include payables for securities purchased but not yet settled, Portfolio shares redeemed but not yet paid and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section titled "Net Assets Consist of" breaks down the components of the Portfolio's net assets. Because the Portfolio must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last line of this statement reports the Portfolio's net asset value ("NAV") per share on the last day of the reporting period for each class of the Portfolio. The NAV is calculated by dividing the Portfolio's net assets (assets minus liabilities) by the number of shares outstanding.


20  Janus Aspen Series  June 30, 2004

4. STATEMENT OF OPERATIONS

This statement details the Portfolio's income, expenses, gains and losses on securities and currency transactions, and appreciation or depreciation of current Portfolio holdings.

The first section in this statement, titled "Investment Income," reports the dividends earned from stocks and interest earned from interest-bearing securities in the Portfolio.

The next section reports the expenses and expense offsets incurred by the Portfolio, including the advisory fee paid to the investment adviser and transfer agent fees.

The last section lists the increase or decrease in the value of securities held in the Portfolio. The Portfolio realizes a gain (or loss) when it sells its position in a particular security. An unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Portfolio during the reporting period. "Net Realized and Unrealized Gain/ (Loss) on Investments" is affected both by changes in the market value of Portfolio holdings and by gains (or losses) realized during the reporting period.

5. STATEMENT OF CHANGES IN NET ASSETS

This statement reports the increase or decrease in the Portfolio's net assets during the reporting period. Changes in the Portfolio's net assets are attributable to investment operations, dividends, distributions and capital share transactions. This is important to investors because it shows exactly what caused the Portfolio's net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Portfolio's investment performance. The Portfolio's net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends in cash, money is taken out of the Portfolio to pay the distribution. If investors reinvest their dividends, the Portfolio's net assets will not be affected. If you compare the Portfolio's "Net Decrease from Dividends and Distributions" to the "Reinvested dividends and distributions," you will notice that dividend distributions had little effect on the Portfolio's net assets. This is because the majority of Janus investors reinvest their distributions.

The reinvestment of dividends is included under "Capital Share Transactions." "Capital Shares" refers to the money investors contribute to the Portfolio through purchases or withdrawals via redemptions. The Portfolio's net assets will increase and decrease in value as investors purchase and redeem shares from the Portfolio.

6. FINANCIAL HIGHLIGHTS

This schedule provides a per-share breakdown of the components that affect the Portfolio's NAV for current and past reporting periods for each class of the Portfolio. Not only does this table provide you with total return, it also reports total distributions, asset size, expense ratios and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income per share, which comprises dividends and interest income earned on securities held by the Portfolio. Following is the total of gains, realized and unrealized. Dividends and distributions are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the average annual total return reported the last day of the period.

Also included are the expense ratios, or the percentage of net assets that was used to cover operating expenses during the period. Expense ratios vary for a number of reasons, including the differences in management fees, the frequency of dividend payments and the extent of foreign investments, which entail greater transaction costs.

The Portfolio's expenses may be reduced through expense-reduction arrangements. These arrangements may include the use of brokerage commissions, uninvested cash balances earning interest or balance credits. The Statement of Operations reflects total expenses before any such offset, the amount of offset and the net expenses. The expense ratios listed in the Financial Highlights reflect total expenses prior to any expense offset (gross expense ratio) and after the expense offsets (net expense ratio). Both expense ratios reflect expenses after waivers (reimbursements), if applicable.

The ratio of net investment income/(loss) summarizes the income earned less expenses divided by the average net assets of the Portfolio during the reporting period. Don't confuse this ratio with the Portfolio's yield. The net investment income ratio is not a true measure of the Portfolio's yield because it doesn't take into account the dividends distributed to the Portfolio's investors.

The next ratio is the portfolio turnover rate, which measures the buying and selling activity in a Portfolio. Portfolio turnover is affected by market conditions, changes in the size of a Portfolio, the nature of the Portfolio's investments and the investment style of the portfolio manager. A 100% rate implies that an amount equal to the value of the entire portfolio is turned over in a year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the portfolio is traded every six months.

                                           Janus Aspen Series  June 30, 2004  21

Notes








22  Janus Aspen Series  June 30, 2004

Notes








                                           Janus Aspen Series  June 30, 2004  23

Notes








24  Janus Aspen Series  June 30, 2004

Notes








                                           Janus Aspen Series  June 30, 2004  25

Janus provides access to a wide range of investment disciplines.
--------------------------------------------------------------------------------

Growth & Core

Janus growth portfolios focus on companies believed to be the leaders in their respective industries, with solid management teams, expanding market share, margins and efficiencies. Janus core portfolios seek investments in more stable and predictable companies. These portfolios look for a strategic combination of steady growth and for certain portfolios, some degree of income.

International & Global

Janus international and global portfolios seek to leverage Janus' research capabilities by taking advantage of inefficiencies in foreign markets, where accurate information and analytical insight are often at a premium.

Value

Janus value portfolios invest in companies they believe are poised for a turnaround or are trading at a significant discount to fair value. The goal is to gain unique insight into a company's true value and identify and evaluate potential catalysts that may unlock shareholder value.

Risk-Managed

Janus risk-managed portfolios seek to outperform their respective indices while maintaining a risk profile equal to or lower than the index itself. Managed by INTECH, these portfolios use a mathematical process in an attempt to build a more "efficient" portfolio than the index.

Fixed Income

Janus income portfolios attempt to provide less risk relative to equities while seeking to deliver a competitive total return through high current income and appreciation.


For more information, contact your investment professional or go to www.janus.com.

        [LOGO] JANUS CAPITAL  |  151 Detroit Street
                       Group  |  Denver, CO 80206
                              |  1-800-525-1068


This material must be preceded or accompanied by a prospectus. Portfolio distributed by Janus Distributors LLC (7/04)

C-0704-186                                                     109-24-704 07-04

                                                          ----------------------
                                                          2004 Semiannual Report
                                                          ----------------------

Janus Aspen Series
--------------------------------------------------------------------------------
      Janus Aspen Capital Appreciation Portfolio

                                                            [LOGO] JANUS CAPITAL
                                                                           Group

Table of Contents

Schedule of Investments ...................................................    3
Statement of Assets and Liabilities .......................................    4
Statement of Operations ...................................................    5
Statement of Changes in Net Assets ........................................    6
Financial Highlights ......................................................    7
Notes to Schedule of Investments ..........................................    8
Notes to Financial Statements .............................................    9
Explanations of Charts, Tables and Financial Statements ...................   16

Janus Aspen Capital Appreciation Portfolio
(unaudited)                                  Portfolio Manager - Scott Schoelzel

Performance
================================================================================
Average Annual Total Return - for the periods ended June 30, 2004
--------------------------------------------------------------------------------

[MOUNTAIN CHART OMITTED]

Initial investment of $10,000

                    Janus Aspen Capital
                  Appreciation Portfolio -      S&P 500(R)       Russell 1000
                    Institutional Shares          Index          Growth Index
   5/1/1997*             $10,000                 $10,000            $10,000
  5/31/1997              $11,360                 $10,611            $10,722
  6/30/1997              $11,750                 $11,083            $11,151
  7/31/1997              $12,790                 $11,964            $12,137
  8/30/1997              $12,700                 $11,295            $11,427
  9/30/1997              $12,950                 $11,913            $11,989
 10/31/1997              $12,510                 $11,515            $11,546
 11/30/1997              $12,290                 $12,048            $12,036
 12/31/1997              $12,660                 $12,255            $12,171
  1/31/1998              $12,811                 $12,390            $12,535
  2/28/1998              $14,025                 $13,283            $13,478
  3/31/1998              $14,867                 $13,963            $14,015
  4/30/1998              $15,509                 $14,106            $14,209
  5/31/1998              $14,837                 $13,864            $13,806
  6/30/1998              $16,596                 $14,427            $14,651
  7/31/1998              $17,027                 $14,274            $14,554
  8/31/1998              $13,977                 $12,212            $12,370
  9/30/1998              $14,940                 $12,995            $13,320
 10/31/1998              $15,061                 $14,050            $14,391
 11/30/1998              $16,566                 $14,901            $15,486
 12/31/1998              $20,017                 $15,760            $16,882
  1/31/1999              $22,416                 $16,418            $17,873
  2/28/1999              $22,125                 $15,908            $17,057
  3/31/1999              $24,836                 $16,544            $17,955
  4/30/1999              $25,247                 $17,185            $17,978
  5/31/1999              $23,972                 $16,780            $17,425
  6/30/1999              $25,158                 $17,708            $18,646
  7/31/1999              $23,629                 $17,158            $18,053
  8/31/1999              $23,519                 $17,073            $18,348
  9/30/1999              $23,579                 $16,605            $17,963
 10/31/1999              $25,369                 $17,656            $19,320
 11/30/1999              $27,472                 $18,015            $20,362
 12/31/1999              $33,428                 $19,074            $22,480
  1/31/2000              $32,269                 $18,116            $21,426
  2/29/2000              $35,534                 $17,773            $22,473
  3/31/2000              $37,549                 $19,511            $24,082
  4/30/2000              $33,982                 $18,924            $22,936
  5/31/2000              $30,505                 $18,536            $21,781
  6/30/2000              $32,091                 $18,993            $23,431
  7/31/2000              $31,910                 $18,696            $22,455
  8/31/2000              $34,632                 $19,857            $24,488
  9/30/2000              $33,119                 $18,809            $22,171
 10/31/2000              $30,306                 $18,729            $21,122
 11/30/2000              $26,609                 $17,254            $18,009
 12/31/2000              $27,349                 $17,338            $17,439
  1/31/2001              $27,717                 $17,953            $18,644
  2/28/2001              $24,715                 $16,317            $15,478
 03/31/2001              $22,582                 $15,284            $13,794
  4/30/2001              $25,195                 $16,471            $15,539
  5/31/2001              $24,991                 $16,581            $15,310
 06/30/2001              $23,655                 $16,178            $14,955
  7/31/2001              $22,636                 $16,018            $14,582
  8/31/2001              $21,021                 $15,017            $13,389
  9/30/2001              $19,230                 $13,804            $12,052
 10/31/2001              $19,693                 $14,067            $12,685
 11/30/2001              $21,144                 $15,146            $13,903
 12/31/2001              $21,422                 $15,279            $13,877
 01/31/2002              $20,822                 $15,056            $13,632
 02/28/2002              $20,295                 $14,766            $13,066
 03/31/2002              $21,070                 $15,321            $13,518
 04/30/2002              $20,429                 $14,393            $12,415
 05/31/2002              $20,502                 $14,287            $12,115
 06/30/2002              $19,944                 $13,270            $10,994
 07/31/2002              $18,647                 $12,236            $10,390
  8/31/2002              $18,865                 $12,316            $10,421
  9/30/2002              $17,671                 $10,979             $9,340
 10/31/2002              $18,761                 $11,944            $10,196
 11/30/2002              $19,093                 $12,646            $10,750
 12/31/2002              $18,065                 $11,904            $10,008
  1/31/2003              $17,722                 $11,592            $ 9,765
  2/28/2003              $17,399                 $11,418            $ 9,720
 03/31/2003              $17,753                 $11,529            $ 9,901
  4/30/2003              $18,523                 $12,478            $10,633
  5/31/2003              $19,344                 $13,135            $11,164
 06/30/2003              $19,639                 $13,302            $11,317
 07/31/2003              $19,973                 $13,537            $11,599
  8/31/2003              $20,109                 $13,801            $11,888
 09/30/2003              $19,931                 $13,654            $11,760
 10/31/2003              $20,568                 $14,426            $12,421
 11/30/2003              $20,735                 $14,553            $12,551
 12/31/2003              $21,775                 $15,316            $12,985
  1/31/2004              $22,130                 $15,597            $13,250
  2/29/2004              $22,694                 $15,814            $13,334
  3/31/2004              $22,830                 $15,575            $13,087
  4/30/2004              $22,391                 $15,331            $12,935
  5/31/2004              $22,778                 $15,541            $13,176
  6/30/2004              $23,061                 $15,843            $13,341

                                      Fiscal       One       Five     Since
                                   Year-to-Date    Year      Year   Inception*
--------------------------------------------------------------------------------
Janus Aspen Capital Appreciation
Portfolio - Institutional Shares       5.91%      17.43%    (1.73)%   12.37%
--------------------------------------------------------------------------------
Janus Aspen Capital Appreciation
Portfolio - Service Shares             5.80%      17.11%    (2.20)%   11.99%
--------------------------------------------------------------------------------
S&P 500(R) Index                       3.44%      19.11%    (2.20)%    6.63%
--------------------------------------------------------------------------------
Russell 1000 Growth Index              2.74%      17.88%    (6.48)%    4.10%
--------------------------------------------------------------------------------
================================================================================

Data presented represents past performance, which is no guarantee of future results. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, current performance may be higher or lower than the performance shown. Call 1-800-525-1068 or visit www.janus.com for current month end performance.

See Notes to Schedule of Investments for index definitions.

Total return includes reinvestment of dividends, distributions and capital gains. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Returns shown for Service Shares for periods prior to December 31, 1999 are derived from the historical performance of Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.

These returns do not reflect the charges and expenses of any particular insurance product or qualified plan.

*     The Portfolio's inception date - May 1, 1997

Portfolio Strategy
--------------------------------------------------------------------------------
To seek long-term growth of capital by investing primarily in common stocks of issuers of any size, which may include larger wellestablished issuers and/or smaller emerging growth companies.

Portfolio Asset Mix - (% of Net Assets)
--------------------------------------------------------------------------------

[PIE CHART OMITTED]

U.S. Treasury Notes - 0.5%
Common Stock - Foreign - 2.3%
Cash and Cash Equivalents - 4.2%
Common Stock - Domestic - 93.0%

                                                          Number of Stocks: 37
                                                          Number of Bonds: 1
                                                          Top 10 Equities: 56.6%


                                            Janus Aspen Series June  30, 2004  1

Janus Aspen Capital Appreciation Portfolio
(unaudited)

Top 10 Equity Holdings - (% of Net Assets)
--------------------------------------------------------------------------------
                                      June 30, 2004          December 31, 2003

UnitedHealth Group, Inc.                   9.8%                    8.9%
Bank of America Corp.                      7.8%                    7.2%
Genentech, Inc.                            6.7%                    5.4%
Electronic Arts, Inc.                      5.8%                    5.0%
eBay, Inc.                                 5.6%                    3.8%
NIKE, Inc. - Class B                       5.2%                    4.6%
3M Co.                                     4.4%                    4.0%
Nextel Communications, Inc.
  - Class A                                4.1%                    4.2%
Aetna, Inc.                                3.8%                    2.9%
Wells Fargo & Co.                          3.4%                    3.4%

Top Industries - Portfolio vs. Index (% of Net Assets)
--------------------------------------------------------------------------------

[BAR CHART OMITTED]

                                      Janus Aspen Capital           S&P 500(R)
                                     Appreciation Portfolio           Index
Medical - HMO                                 15.4%                    0.8%
Super-Regional Banks                          11.8%                    4.6%
Medical - Biomedical and Genetic              6.7%                     1.1%
Cellular Telecommunications                   6.4%                     0.6%
Entertainment Software                        5.8%                     0.2%
E-Commerce/Services                           5.6%                     0.6%
Athletic Footwear                             5.2%                     0.2%
Diversified Operations                        4.4%                     5.7%
Retail - Auto Parts                           3.6%                     0.1%
Cosmetics and Toiletries                      3.4%                     2.6%

--------------------------------------------------------------------------------
See "Explanations of Charts, Tables and Financial Statements."

A "nondiversified" portfolio has the ability to take larger positions in a smaller number of issuers than a "diversified" portfolio. Nondiversified portfolios may experience greater price volatility.

The Portfolio may differ significantly from the securities held in the indices. The indices are not available for direct investment; therefore their performance does not reflect the expenses associated with the active management of an actual portfolio.


2  Janus Aspen Series  June 30, 2004

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Common Stock - 95.3%
Athletic Footwear - 5.2%
     637,410    NIKE, Inc. - Class B .........................   $   48,283,808

Batteries and Battery Systems - 2.1%
     432,175    Energizer Holdings, Inc.* ....................       19,447,875

Cable Television - 0.2%
      54,418    EchoStar Communications Corp. - Class A*,# ...        1,673,354

Cellular Telecommunications - 6.4%
   1,435,740    Nextel Communications, Inc. - Class A* .......       38,276,828
     824,333    Vodafone Group PLC ...........................        1,805,124
     887,495    Vodafone Group PLC (ADR) .....................       19,613,640
                                                                     59,695,592

Cosmetics and Toiletries - 3.4%
     586,000    Procter & Gamble Co. .........................       31,901,840

Diversified Operations - 4.4%
     456,670    3M Co. .......................................       41,104,867

E-Commerce/Products - 1.6%
     271,590    Amazon.com, Inc.* ............................       14,774,496

E-Commerce/Services - 5.6%
     563,320    eBay, Inc.* ..................................       51,797,274

Electronic Components - Semiconductors - 2.8%
      19,520    Broadcom Corp. - Class A*,# ..................          912,950
       1,950    NVIDIA Corp.*,# ..............................           39,975
   1,050,950    Texas Instruments, Inc. ......................       25,411,971
                                                                     26,364,896

Entertainment Software - 5.8%
     993,410    Electronic Arts, Inc.* .......................       54,190,516

Finance - Consumer Loans - 3.3%
     763,875    SLM Corp. ....................................       30,898,744

Finance - Investment Bankers/Brokers - 2.8%
     273,245    Goldman Sachs Group, Inc. ....................       25,728,749

Medical - Biomedical and Genetic - 6.7%
       1,855    Celgene Corp.* ...............................          106,217
   1,103,980    Genentech, Inc.* .............................       62,043,676
                                                                     62,149,893

Medical - Drugs - 2.7%
     440,235    Forest Laboratories, Inc.* ...................       24,930,508

Medical - Generic Drugs - 0%
         795    Teva Pharmaceutical Industries, Ltd. (ADR)# ..           53,496

Medical - HMO - 15.4%
     410,925    Aetna, Inc. ..................................       34,928,625
      90,715    Anthem, Inc.* ................................        8,124,435
   1,472,720    UnitedHealth Group, Inc. .....................       91,676,820
      78,690    WellPoint Health Networks, Inc.* .............        8,814,067
                                                                    143,543,947

Medical Instruments - 1.5%
     292,445    Medtronic, Inc. ..............................       14,247,920

Networking Products - 1.3%
     527,710    Cisco Systems, Inc.* .........................       12,506,727

Optical Supplies - 0%
       2,410    Alcon, Inc. (New York Shares) ................          189,547

Reinsurance - 0%
          10    Berkshire Hathaway, Inc. - Class B* ..........           29,550

Retail - Auto Parts - 3.6%
     506,435    Advance Auto Parts, Inc.* ....................       22,374,298
     141,975    AutoZone, Inc.* ..............................       11,372,198
                                                                     33,746,496

Retail - Regional Department Stores - 1.7%
     372,430    Kohl's Corp.* ................................       15,746,340

Super-Regional Banks - 11.8%
     864,335    Bank of America Corp. ........................       73,140,028
      86,685    Fifth Third Bancorp ..........................        4,661,919
     559,715    Wells Fargo & Co. ............................       32,032,489
                                                                    109,834,436

Transportation - Services - 3.2%
     396,380    United Parcel Service, Inc. - Class B ........       29,795,885

Web Portals/Internet Service Providers - 1.7%
     444,440    Yahoo!, Inc.* ................................       16,146,505

Wireless Equipment - 2.1%
     266,245    QUALCOMM, Inc. ...............................       19,430,560
--------------------------------------------------------------------------------
Total Common Stock (cost $635,088,436) .......................      888,213,821
--------------------------------------------------------------------------------
U.S. Treasury Notes - 0.5%
$  4,389,000    U.S. Treasury Notes, 1.875%
                  due 9/30/04 (cost $4,390,417) ..............        4,394,486
--------------------------------------------------------------------------------
Other Securities - 0.1%
                State Street Navigator Securities Lending
   1,264,210      Prime Portfolio+ (cost $1,264,210) .........        1,264,210
--------------------------------------------------------------------------------
Short-Term U.S. Government Agency - 4.2%
                Fannie Mae
  39,300,000      1.25%, 7/1/04 (amortized cost $39,300,000) .       39,300,000
--------------------------------------------------------------------------------
Total Investments (total cost $680,043,063) - 100.1% .........      933,172,517
--------------------------------------------------------------------------------
Liabilities, net of Cash, Receivables and Other Assets - (0.1)%        (861,954)
--------------------------------------------------------------------------------
Net Assets - 100% ............................................   $  932,310,563
--------------------------------------------------------------------------------

Summary of Investments by Country, June 30, 2004

Country                             Market Value      % of Investment Securities
--------------------------------------------------------------------------------
Israel                            $     53,496                    0.0%
Switzerland                            189,547                    0.0%
United Kingdom                      21,418,764                    2.3%
United States++                    911,510,710                   97.7%
--------------------------------------------------------------------------------
Total                             $933,172,517                  100.0%

++Includes Short-Term Securities (93.3% excluding Short-Term Securities)

See Notes to Schedule of Investments and Financial Statements.


                                            Janus Aspen Series  June 30, 2004  3

Statement of Assets and Liabilities

As of June 30, 2004 (unaudited)                                Janus Aspen
(all numbers in thousands except net                       Capital Appreciation
asset value per share)                                          Portfolio
--------------------------------------------------------------------------------
Assets:
  Investments at cost(1)                                           $    680,043
  Investments at value(1)                                          $    933,173
    Cash                                                                  1,040
    Receivables:
      Portfolio shares sold                                                 140
      Dividends                                                             369
      Interest                                                               21
    Other assets                                                              1
--------------------------------------------------------------------------------
Total Assets                                                            934,744
--------------------------------------------------------------------------------
Liabilities:
    Payables:
      Securities loaned (Note 1)                                          1,264
      Portfolio shares repurchased                                          540
      Advisory fees                                                         494
      Transfer agent fees and expenses                                        1
      Distribution fees - Service Shares                                     88
    Accrued expenses                                                         46
--------------------------------------------------------------------------------
Total Liabilities                                                         2,433
Net Assets                                                         $    932,311
--------------------------------------------------------------------------------
Net Assets Consist of:
  Capital (par value and paid-in surplus)*                         $  1,455,916
  Undistributed net investment income/(loss)*                               269
  Undistributed net realized gain/(loss)
    from investments and foreign currency transactions*                (777,004)
  Unrealized appreciation/(depreciation) of investments
    and foreign currency translations                                   253,130
--------------------------------------------------------------------------------
Total Net Assets                                                   $    932,311
--------------------------------------------------------------------------------
Net Assets - Institutional Shares                                  $    499,461
  Shares Outstanding, $0.001 Par Value
    (unlimited shares authorized)                                        22,655
--------------------------------------------------------------------------------
  Net Asset Value Per Share                                        $      22.05
--------------------------------------------------------------------------------
Net Assets - Service Shares                                        $    432,850
  Shares Outstanding, $0.001 Par Value
    (unlimited shares authorized)                                        19,783
--------------------------------------------------------------------------------
  Net Asset Value Per Share                                        $      21.88
--------------------------------------------------------------------------------

*    See Note 3 in Notes to Financial Statements.
(1) Investments at cost and value include $1,233,960 of securities loaned for Janus Aspen Capital Appreciation Portfolio (Note 1).

See Notes to Financial Statements.


4  Janus Aspen Series  June 30, 2004

Statement of Operations

For the six month period ended June 30, 2004                    Janus Aspen
(unaudited)                                                 Capital Appreciation
(all numbers in thousands)                                       Portfolio
--------------------------------------------------------------------------------
Investment Income:
  Interest                                                         $        156
  Securities lending income                                                  35
  Dividends                                                               4,137
  Foreign tax withheld                                                      (35)
--------------------------------------------------------------------------------
Total Investment Income                                                   4,293
--------------------------------------------------------------------------------
Expenses:
  Advisory fees                                                           3,075
  Transfer agent fees and expenses                                            2
  Registration fees                                                          26
  Custodian fees                                                              6
  Audit fees                                                                  6
  Trustees' fees and expenses                                                11
  Distribution fees - Service Shares                                        537
  Other expenses                                                             51
--------------------------------------------------------------------------------
Total Expenses                                                            3,714
Expense and Fee Offsets                                                      (4)
Net Expenses                                                              3,710
Net Investment Income/(Loss)                                                583
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on
  Investments:
  Net realized gain/(loss) from securities
    transactions                                                         (8,283)
  Net realized gain/(loss) from foreign
    currency transactions                                                     1
  Change in net unrealized appreciation/
    (depreciation) of investments and
    foreign currency translations                                        61,566
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss)
  on Investments                                                         53,284
Net Increase/(Decrease) in Net Assets
  Resulting from Operations                                        $     53,867
--------------------------------------------------------------------------------

See Notes to Financial Statements.


                                            Janus Aspen Series  June 30, 2004  5

Statement of Changes in Net Assets

                                                                                   Janus Aspen
For the six month period ended June 30, 2004 (unaudited)                      Capital Appreciation
and for the fiscal year ended December 31, 2003                                     Portfolio
(all numbers in thousands)                                                    2004             2003
-------------------------------------------------------------------------------------------------------
Operations:
  Net investment income/(loss)                                            $        583     $      2,612
  Net realized gain/(loss) from investment and
   foreign currency transactions                                                (8,282)        (141,280)
  Change in unrealized net appreciation/(depreciation)
   of investments and foreign currency translations                             61,566          306,294
-------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations                 53,867          167,626
-------------------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
  Net investment income*
    Institutional Shares                                                          (487)          (2,425)
    Service Shares                                                                  --             (947)
  Net realized gain from investment transactions*
    Institutional Shares                                                            --               --
    Service Shares                                                                  --               --
-------------------------------------------------------------------------------------------------------
Net Decrease from Dividends and Distributions                                     (487)          (3,372)
-------------------------------------------------------------------------------------------------------
Capital Share Transactions:
  Shares sold
    Institutional Shares                                                        21,561           63,703
    Service Shares                                                              25,642          173,511
  Shares issued in connection with acquisition*
    Institutional Shares                                                         4,029               --
  Reinvested dividends and distributions
    Institutional Shares                                                           487            2,411
    Service Shares                                                                  --              947
  Shares repurchased
    Institutional Shares                                                       (86,454)        (156,712)
    Service Shares                                                             (44,243)        (185,681)
-------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) from Capital Share
  Transactions                                                                 (78,978)        (101,821)
-------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                                          (25,598)          62,433
Net Assets:
  Beginning of period                                                          957,909          895,476
-------------------------------------------------------------------------------------------------------
  End of period                                                           $    932,311     $    957,909
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Undistributed net investment income/(loss)*                               $        270     $        174
-------------------------------------------------------------------------------------------------------

Purchases and Sales of Investment Securities:
 (excluding short-term securities)
   Purchases of securities                                                $     32,421     $    338,863
   Proceeds from sales of securities                                           139,873          419,627
   Purchases of long-term U.S. Government obligations                               --               --
   Proceeds from sales of long-term U.S. Government obligations                     --               --

*     See Notes 3 and 6 in Notes to Financial Statements.

See Notes to Financial Statements.


6  Janus Aspen Series  June 30, 2004

Financial Highlights

Institutional Shares

For a share outstanding during the
six month period ended June 30, 2004
(unaudited) and through each                                       Janus Aspen Capital Appreciation Portfolio
fiscal year ended December 31                    2004           2003           2002           2001           2000           1999
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $    20.84     $    17.37     $    20.72     $    26.79     $    33.17     $    19.94
-----------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                       .03            .06            .12            .22            .43            .12
  Net gain/(loss) on securities (both
   realized and unrealized)                         1.20           3.50          (3.36)         (6.01)         (6.43)         13.22
-----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                    1.23           3.56          (3.24)         (5.79)         (6.00)         13.34
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*           (.02)          (.09)          (.11)          (.28)          (.37)          (.11)
  Distributions (from capital gains)*                 --             --             --             --           (.01)            --
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                 (.02)          (.09)          (.11)          (.28)          (.38)          (.11)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $    22.05     $    20.84     $    17.37     $    20.72     $    26.79     $    33.17
-----------------------------------------------------------------------------------------------------------------------------------
Total Return**                                     5.91%         20.54%       (15.67)%       (21.67)%       (18.18)%        67.00%
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)      $  499,461     $  530,617     $  528,210     $  776,553     $1,010,497     $  626,611
Average Net Assets for the Period
 (in thousands)                               $  519,636     $  509,046     $  640,500     $  855,499     $  954,279     $  257,422
Ratio of Gross Expenses to Average
 Net Assets***(1)                                  0.67%          0.68%          0.67%          0.66%          0.67%          0.70%
Ratio of Net Expenses to Average
 Net Assets***(1)                                  0.67%          0.68%          0.67%          0.66%          0.67%          0.70%
Ratio of Net Investment Income/(Loss)
 to Average Net Assets***                          0.23%          0.29%          0.56%          0.96%          1.60%          0.76%
Portfolio Turnover Rate***                            6%            41%            62%            67%            41%            52%

Service Shares

For a share outstanding during the
six month period ended June 30, 2004
(unaudited) and through each fiscal                                    Janus Aspen Capital Appreciation Portfolio
year ended December 31                                    2004            2003            2002            2001            2000
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $    20.68      $    17.24      $    20.57      $    26.54      $    32.77
---------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                 --             .01             .06             .14             .27
  Net gain/(loss) on securities (both
   realized and unrealized)                                  1.20            3.48           (3.33)          (5.92)          (6.27)
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                             1.20            3.49           (3.27)          (5.78)          (6.00)
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*                      --            (.05)           (.06)           (.19)           (.22)
  Distributions (from capital gains)*                          --              --              --              --            (.01)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                            --            (.05)           (.06)           (.19)           (.23)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $    21.88      $    20.68      $    17.24      $    20.57      $    26.54
---------------------------------------------------------------------------------------------------------------------------------
Total Return**                                              5.80%          20.23%        (15.93)%        (21.83)%        (18.37)%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)               $  432,850      $  427,292      $  367,266      $  498,094      $  527,960
Average Net Assets for the Period (in thousands)       $  431,863      $  390,044      $  432,801      $  514,004      $  311,628
Ratio of Gross Expenses to Average Net Assets***(1)         0.92%           0.93%           0.92%           0.91%           0.92%
Ratio of Net Expenses to Average Net Assets***(1)           0.92%           0.93%           0.92%           0.91%           0.92%
Ratio of Net Investment Income/(Loss) to
 Average Net Assets***                                    (0.01)%           0.07%           0.30%           0.69%           1.52%
Portfolio Turnover Rate***                                     6%             41%             62%             67%             41%

*    See Note 3 in Notes to Financial Statements.
**   Total return not annualized for periods of less than one full year.
***  Annualized for periods of less than one full year.
(1)  See Note 5 in Notes to Financial Statements.

See Notes to Financial Statements.


                                            Janus Aspen Series  June 30, 2004  7

Notes to Schedule of Investments (unaudited)

Russell 1000 Growth Index  Contains those securities in the Russell 1000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

S&P 500(R) Index           The Standard & Poor's Composite Index of 500 stocks,
                           a widely recognized, unmanaged index of common stock prices.

ADR                        American Depositary Receipt

New York Shares            Securities of foreign companies trading on the New
                           York Stock Exchange

PLC                        Public Limited Company

*    Non-income-producing security.

# Loaned security, a portion or all of the security is on loan at June 30, 2004.

+ The security is purchased with the cash collateral received from securities on loan (Note 1).


8  Janus Aspen Series  June 30, 2004

Notes to Financial Statements (unaudited)

The following section describes organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout this report. In addition, the Notes to Financial Statements explain the methods used in preparing and presenting this report.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Janus Aspen Capital Appreciation Portfolio (the "Portfolio") is a series fund. The Portfolio is part of Janus Aspen Series (the "Trust"), which was organized as a Delaware Trust (now called a Delaware statutory trust) on May 20, 1993 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Trust offers seventeen portfolios or series of shares with differing investment objectives and policies. The Portfolio invests primarily in equity securities. The Portfolio is classified as nondiversified. The Portfolio is a no-load investment.

The Portfolio currently offers two classes of shares: Institutional Shares and Service Shares. Each class is issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance contracts (collectively "variable insurance contracts"), as well as certain qualified retirement plans.

The following accounting policies have been consistently followed by the Trust and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

Investment Valuation

Securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers making a market for such securities or by a pricing service approved by the Portfolio's Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Currently, foreign securities and currencies are converted to U.S. dollars using the applicable rate in effect as of 1:00 p.m. (New York time). It is anticipated that sometime during the third calendar quarter, the conversion to U.S. dollars will use the applicable rate in effect as of the close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or are deemed not to be reliable because events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the closing of the NYSE, then their fair value is determined in good faith under procedures established by and under the supervision of the Portfolio's Trustees. The Portfolio may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of the foreign exchanges and the close of the NYSE.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both unrealized and realized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Securities Lending

Under procedures adopted by the Trustees, the Portfolio may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Portfolio may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, such loans will only be made if Janus Capital Management LLC ("Janus Capital") believes the benefit from granting such loans justifies the risk. The Portfolio will not have the right to vote on securities while they are being lent, however, the Portfolio will attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which consists of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit and such other collateral permitted by the Securities and Exchange Commission ("SEC"). The lending agent may also invest the cash collateral in the State Street Navigator Securities Lending Prime Portfolio or investments in unaffiliated money market funds or accounts that comply with Rule 2a-7 of the 1940 Act relating to money market funds and mutually agreed to by the Portfolio and the lending agent.

As of June 30, 2004, the Portfolio had on loan securities as indicated:

                                                                   Value at
Portfolio                                                        June 30, 2004
--------------------------------------------------------------------------------
Janus Aspen Capital Appreciation Portfolio                        $1,233,960
--------------------------------------------------------------------------------


                                            Janus Aspen Series  June 30, 2004  9

As of June 30, 2004, the Portfolio received cash collateral in accordance with securities lending activity as indicated:

                                                              Cash Collateral at
Portfolio                                                       June 30, 2004
--------------------------------------------------------------------------------
Janus Aspen Capital Appreciation Portfolio                       $1,264,210
--------------------------------------------------------------------------------

As of June 30, 2004, all cash collateral received by the Portfolio was invested in the State Street Navigator Securities Lending Prime Portfolio.

The borrower pays fees at the Portfolio's direction to its lending agent. The lending agent may retain a portion of the interest earned. The cash collateral invested by the lending agent is disclosed in the Schedule of Investments. The lending fees and the Portfolio's portion of the interest income earned on cash collateral is included on the Statement of Operations.

Foreign Currency Translations

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to security transactions and income.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

When-issued Securities

The Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolio is required to hold liquid assets as collateral with the Portfolio's custodian sufficient to cover the purchase price.

Initial Public Offerings

The Portfolio may invest in initial public offerings ("IPOs"). The Portfolio's performance may be significantly affected, positively or negatively, by investments in IPOs. IPOs and other investment techniques may have a magnified performance impact on a portfolio with a small asset base. The Portfolio may not experience similar performance as its assets grow.

Restricted Security Transactions

Restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolio to sell a security at a fair price and may substantially delay the sale of the security which the Portfolio seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Dividend Distributions

The Portfolio generally makes semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains, if any. The majority of dividends and capital gains distributions from the Portfolio will be automatically reinvested into additional shares of the Portfolio.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements as the Portfolio intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

Proxy Voting

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to their portfolio securities is available (i) without charge, upon request, by calling 1-800-525-1068 (toll free); (ii) on the Portfolio's website at www.janus.com; and (iii) on the SEC's website at http://www.sec.gov.


10  Janus Aspen Series  June 30, 2004

Starting in August 2004, the Portfolio's proxy voting record for the one-year period ending each June 30th will be available through www.janus.com and from the SEC through the SEC's website at http://www.sec.gov.

2. INVESTMENT ADVISORY AGREEMENTS AND
   TRANSACTIONS WITH AFFILIATES

Janus Capital is the investment adviser to the Portfolio. The Portfolio was subject to advisory fees payable to Janus Capital based upon an annual rate of 0.65% of average daily net assets. Effective July 1, 2004, the advisory fee annual rate was reduced from 0.65% to 0.64% of average daily net assets.. The advisory fee is calculated daily and paid monthly.

Janus Services LLC, a wholly-owned subsidiary of Janus Capital, receives certain out-of-pocket expenses for transfer agent services.

Certain officers and trustees of the Portfolio may also be officers and/or directors of Janus Capital; however, such officers and trustees receive no compensation from the Portfolio.

Janus Distributors LLC, a wholly-owned subsidiary of Janus Capital, is a distributor of the Portfolio. Service Shares have adopted a Distribution and Shareholder Servicing Plan (the "Plan") pursuant to Rule 12b-1 under The 1940 Act. The Plan authorizes payments by the Portfolio in connection with the distribution of Service Shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of Service Share's average daily net assets.

The Portfolio's expenses may be reduced by voluntary brokerage credits from affiliated or unaffiliated brokers or expense offsets from an unaffiliated custodian. Such credits or offsets are included in Expense and Fee Offsets on the Statement of Operations. Brokerage commissions paid to the brokers reduce Transfer Agent Fees and Expenses. Custodian credits reduce Custodian Fees. The Portfolio could have employed the assets used by the broker and/or custodian to produce income if it had not entered into an expense offset arrangement.

DST Systems, Inc. ("DST"), an affiliate prior to June 16, 2004 of Janus Capital Group Inc. ("JCGI"), parent to the Portfolio's adviser, provides a shareholder accounting system to the Portfolio for a fee. As of December 1, 2003, following a share exchange transaction in which JCGI exchanged 32.3 million shares of its holdings of DST common stock for all of the stock of a wholly-owned subsidiary of DST, JCGI owned approximately 9% of the outstanding common shares of DST. As of June 16, 2004, JCGI sold its remaining shares of common stock of DST. As a result, JCGI does not own any shares of DST common stock. DST fees are included in Transfer Agent Fees and Expenses on the Statement of Operations. Brokerage commissions paid to DST Securities, Inc. serve to reduce Transfer Agent Fees and Expenses. Brokerage commissions paid, fees reduced and the net fees paid to DST for the six month period ended June 30, 2004 are noted below.

                                            DST Securities, Inc.        Portfolio Expense         DST Systems
Portfolio                                     Commissions Paid              Reduction                Costs
-------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation Portfolio           --                        --                   $2,110
-------------------------------------------------------------------------------------------------------------


                                           Janus Aspen Series  June 30, 2004  11

3. FEDERAL INCOME TAX

Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales, foreign currency transactions, net operating losses and capital loss carryovers.

The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers as of December 31, 2003 that may be available to offset future realized capital gains and thereby reduce future taxable gain distributions. These carryovers expire between December 31, 2008 and December 31, 2011.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as of June 30, 2004 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/(depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

                                          Accumulated        Federal Tax      Unrealized        Unrealized       Net Appreciation
Portfolio                               Capital Losses          Cost         Appreciation     (Depreciation)     /(Depreciation)
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation
  Portfolio                             $(757,029,507)     $ 682,366,689    $ 271,792,333     $ (20,986,505)      $ 250,805,828
---------------------------------------------------------------------------------------------------------------------------------

4. EXPENSES

Expenses are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

The Portfolio bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated pro rata to the Portfolio.

5. EXPENSE RATIOS

Listed below are the gross expense ratios for the Portfolio, absent the waiver of certain fees and offsets.

For the six month period ended June 30, 2004
(unaudited) and for each fiscal
year ended December 31                            Institutional Shares                             Service Shares

Portfolio                          2004     2003     2002     2001     2000      1999  |   2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation                                                       |
  Portfolio                       0.67%    0.68%    0.67%    0.66%    0.67%     0.79%  |  0.92%    0.93%    0.92%    0.91%    0.92%
-----------------------------------------------------------------------------------------------------------------------------------


12  Janus Aspen Series  June 30, 2004

6. FUND REORGANIZATIONS

On April 30, 2004, the Portfolio participated in a tax-free reorganization with LSA Capital Appreciation Fund. The plan of reorganization provided for the transfer of assets and liabilities of LSA Capital Appreciation Fund to the Portfolio - Institutional Shares. LSA Capital Appreciation Fund transferred net assets of $4,964,498, including $935,588 of unrealized appreciation, and shares outstanding of 233,271 to the Portfolio - Institutional Shares. Janus Capital incurred the costs associated with the reorganization. Net assets as of the reorganization date immediately prior to and after the reorganization were $510,649,508 and $515,614,006, respectively.

7. CAPITAL SHARE TRANSACTIONS

For the six month period ended                                 Janus Aspen
June 30, 2004 (unaudited) and the                          Capital Appreciation
fiscal year ended December 31, 2003                             Portfolio
(all numbers in thousands)                                 2004           2003
===============================================================================
Transactions in Portfolio Shares - Institutional Shares
  Shares sold                                                956          3,436
  Shares issued in connection with acquisition*              233             --
  Reinvested dividends and distributions                      22            124
-------------------------------------------------------------------------------
Total                                                      1,211          3,560
-------------------------------------------------------------------------------
  Shares Repurchased                                      (4,022)        (8,510)
Net Increase/(Decrease) in Portfolio Shares               (2,811)        (4,950)
Shares Outstanding, Beginning of Period                   25,466         30,416
-------------------------------------------------------------------------------
Shares Outstanding, End of Period                         22,655         25,466
-------------------------------------------------------------------------------
Transactions in Portfolio Shares - Service Shares
  Shares sold                                              1,197          9,417
  Reinvested dividends and distributions                      --             49
-------------------------------------------------------------------------------
Total                                                      1,197          9,466
-------------------------------------------------------------------------------
  Shares Repurchased                                      (2,072)       (10,108)
Net Increase/(Decrease) in Portfolio Shares                 (875)          (642)
Shares Outstanding, Beginning of Period                   20,658         21,300
-------------------------------------------------------------------------------
Shares Outstanding, End of Period                         19,783         20,658
-------------------------------------------------------------------------------

*    See Note 6 in Notes to Financial Statements.


                                           Janus Aspen Series  June 30, 2004  13

8. LEGAL MATTERS

In September 2003, the Securities and Exchange Commission ("SEC") and the Office of the New York State Attorney General ("NYAG") publicly announced that they were investigating trading practices in the mutual fund industry. The investigations were prompted by the NYAG's settlement with a hedge fund, Canary Capital, which allegedly engaged in irregular trading practices with certain mutual fund companies. While Janus Capital was not named as a defendant in the NYAG complaint against the hedge fund, Janus Capital was mentioned in the complaint as having allowed Canary Capital to "market time" certain Janus funds. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. The NYAG complaint alleged that this practice is in contradiction to policies stated in the prospectuses for certain Janus funds.

The investigations by the NYAG, the SEC, and certain other agencies, including the Colorado Division of Securities and the Colorado Attorney General ("COAG"), also sought to determine whether late trading occurred in mutual funds managed by Janus Capital. The term "late trading" generally refers to the practice of permitting or processing a fund purchase or redemption in a manner that improperly allows the current day's fund share price to be used for an order that was placed or improperly processed at a time following the deadline for obtaining that day's share price (normally, 4:00 p.m. (eastern time)). Because many mutual fund transactions are cleared and settled through financial intermediaries, Janus Capital cannot exclude the possibility that one or more intermediaries may have submitted improper or unauthorized late trade transactions to Janus Capital in violation of Janus Capital's agreements with those intermediaries.

Other documentation and information sought by various regulatory agencies, including the National Association of Securities Dealers, the West Virginia Attorney General, the Florida Department of Financial Services, the NYAG, the SEC, the COAG, the Colorado Division of Securities and one or more U.S. Attorney offices, relate to a variety of matters, including but not limited to: disclosure of portfolio holdings, trading by executives in fund shares, certain revenue sharing arrangements, information related to cash and non-cash compensation paid to brokers, trading by Janus Capital investment personnel in portfolio securities owned by certain Janus funds, information provided to the Trustees of certain Janus funds in connection with the review and approval of management contracts related to such Janus funds, information related to certain types of distribution and sales arrangements with brokers and other distributors of mutual fund products, and other topics related to the foregoing. The Janus funds, Janus Capital Group Inc. and its subsidiaries have either complied with or intend to comply with these subpoenas and other document and information requests.

On April 27, 2004, Janus Capital announced agreements in principle with the NYAG, the COAG and the Colorado Division of Securities setting forth financial agreements and certain corporate governance and compliance initiatives that will be required by such regulators. Janus Capital also announced an agreement in principle with respect to monetary terms with the SEC, subject to the approval of the SEC Commissioners. Pursuant to such agreements, Janus Capital has agreed to pay $50 million in restoration to compensate investors for any adverse effects of frequent trading and $50 million in civil penalties. Janus Capital also agreed to reduce its management fees in the amount of $25 million a year for five years. Specific fee reductions, effective July 1, 2004, were determined on a fund-by-fund basis and were calculated using assets under management as of May 31, 2004. Therefore, the total reduction in revenue over a fiveyear period could be greater than or less than $125 million, depending on whether assets under management in the affected funds increase or decrease. Janus also agreed to make $1.2 million in other settlement-related payments required by the State of Colorado.

Subsequent to the initiation of the regulatory investigations, a number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals on behalf of Janus fund shareholders and shareholders of Janus Capital Group Inc. The factual allegations made in these actions are generally based on the NYAG complaint against Canary Capital and in general allege that Janus Capital allowed certain hedge funds and other investors to engage in "market timing" trades in certain Janus funds. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the federal securities laws; (ii) breach of fiduciary duties, as established by state common law or federal law, to the funds and/or individual investors; (iii) breach of contract; (iv) unjust enrichment; and (v) violations of Section 1962 of the Racketeering Influenced and Corrupt Organizations Act.

The "market timing" lawsuits include actions purportedly on behalf of a class of Janus fund investors, cases allegedly brought on behalf of the funds themselves, a case asserting claims both on behalf of an investor class and derivatively on behalf of the funds, cases brought on behalf of shareholders of Janus Capital Group Inc. on a derivative basis against the Board of Directors of Janus Capital Group Inc., purported ERISA actions against the managers of the Janus 401(k) plan, and a non-class "representative action" purportedly brought on behalf of the general public. The complaints also name


14  Janus Aspen Series  June 30, 2004
various defendants. One or more Janus entities (Janus Capital Group Inc., Janus Capital Management LLC or Janus Capital Corporation) are named in every action. In addition, actions have been brought against Janus Investment Fund and/or one or more of the individual Janus funds, the Janus fund Trustees, officers of the Janus funds, officers of Janus Capital, officers of Janus Capital Group Inc., and directors of Janus Capital Group Inc.

The "market timing" lawsuits were filed in a number of state and federal jurisdictions. The Judicial Panel on Multidistrict Litigation has finally or conditionally transferred all but one of these actions to the United States District Court for the District of Maryland for coordinated proceedings. One action (alleging failure to adequately implement fair value pricing) has been remanded to state court in Madison County, Illinois and is not subject to the federal transfer procedures.

In addition to the "market timing" actions described above, civil lawsuits have been filed against Janus Capital challenging the investment advisory fees charged by Janus Capital to certain funds managed by Janus Capital.

Additional lawsuits may be filed against certain of the Janus funds, Janus Capital and related parties in the future. Janus Capital does not currently believe that any of the pending actions will materially affect its ability to continue to provide to the Funds the services it has agreed to provide.

9. SUBSEQUENT EVENT

On July 29, 2004, Janus Capital Group Inc. announced that a client of Janus Capital Management LLC ("Janus Capital") intends to redeem funds totaling approximately $4.7 billion by year end, subject to the approval by the client's board of directors. The majority of the assets to be redeemed are in the Institutional Share class of certain Portfolios within Janus Aspen Series. Janus Capital is working with the client to transfer the redeeming assets "in kind" to assist the affected Portfolios' managers in limiting the disruption to the Portfolios and minimizing potential transaction costs. The redemption is anticipated to occur by the end of the Portfolios' 2004 fiscal period. To the extent necessary, Janus Capital intends to voluntarily waive certain fees imposed on the Portfolios to limit the economic impact such redemptions might otherwise have on remaining shareholders of the affected Portfolios.


                                           Janus Aspen Series  June 30, 2004  15

Explanations of Charts, Tables and Financial
Statements (unaudited)

1. PERFORMANCE OVERVIEWS

The performance overview graph compares the performance of a hypothetical $10,000 investment in the Portfolio (from inception) with one or more widely used market indices through June 30, 2004.

Average annual total returns are quoted for each class of the Portfolio. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.

When comparing the performance of the Portfolio with an index, keep in mind that market indices do not include brokerage commissions that would be incurred if you purchased the individual securities in the index. They also do not include taxes payable on dividends and interest or operating expenses incurred if you maintained a portfolio invested in the index.

2. SCHEDULE OF INVESTMENTS

Following the performance overview section is the Portfolio's Schedule of Investments. This schedule reports the industry concentrations and types of securities held in the Portfolio on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The market value of each security is quoted as of the last day of the reporting period. The values of securities denominated in foreign currencies are converted into U.S. dollars.

A summary of investments by country is provided if the Portfolio invested in foreign securities as of the reporting period. This summary reports the Portfolio's exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country in which the company is incorporated.

2A. FORWARD CURRENCY CONTRACTS

A table listing forward currency contracts follows the Portfolio's Schedule of Investments (if applicable). Forward currency contracts are agreements to deliver or receive a preset amount of currency at a future date. Forward currency contracts are used to hedge against foreign currency risk in the Portfolio's long-term holdings.

The table provides the name of the foreign currency, the settlement date of the contract, the amount of the contract, the value of the currency in U.S. dollars and the amount of unrealized gain or loss. The amount of unrealized gain or loss reflects the change in currency exchange rates from the time the contract was opened to the last day of the reporting period.

2B. FUTURES

A table listing futures contracts follows the Portfolio's Schedule of Investments (if applicable). Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. Futures are used to hedge against adverse movements in securities prices, currency risk or interest rates.

The table provides the name of the contract, number of contracts held, the expiration date, the principal amount, value and the amount of unrealized gain or loss. The amount of unrealized gain or loss reflects the marked to market amount for the last day of the reporting period.

3. STATEMENT OF ASSETS AND LIABILITIES

This statement is often referred to as the "balance sheet." It lists the assets and liabilities of the Portfolio on the last day of the reporting period.

The Portfolio's assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on stocks owned and the receivable for Portfolio shares sold to investors but not yet settled. The Portfolio's liabilities include payables for securities purchased but not yet settled, Portfolio shares redeemed but not yet paid and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section titled "Net Assets Consist of" breaks down the components of the Portfolio's net assets. Because the Portfolio must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the Portfolio's net asset value ("NAV") per share on the last day of the reporting period for each class of the Portfolio. The NAV is calculated by dividing the Portfolio's net assets (assets minus liabilities) by the number of shares outstanding.


16  Janus Aspen Series  June 30, 2004

4. STATEMENT OF OPERATIONS

This statement details the Portfolio's income, expenses, gains and losses on securities and currency transactions, and appreciation or depreciation of current Portfolio holdings.

The first section in this statement, titled "Investment Income," reports the dividends earned from stocks and interest earned from interest-bearing securities in the Portfolio.

The next section reports the expenses and expense offsets incurred by the Portfolio, including the advisory fee paid to the investment adviser and transfer agent fees.

The last section lists the increase or decrease in the value of securities held in the Portfolio. The Portfolio realizes a gain (or loss) when it sells its position in a particular security. An unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Portfolio during the reporting period. "Net Realized and Unrealized Gain/ (Loss) on Investments" is affected both by changes in the market value of Portfolio holdings and by gains (or losses) realized during the reporting period.

5. STATEMENT OF CHANGES IN NET ASSETS

This statement reports the increase or decrease in the Portfolio's net assets during the reporting period. Changes in the Portfolio's net assets are attributable to investment operations, dividends, distributions and capital share transactions. This is important to investors because it shows exactly what caused the Portfolio's net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Portfolio's investment performance. The Portfolio's net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends in cash, money is taken out of the Portfolio to pay the distribution. If investors reinvest their dividends, the Portfolio's net assets will not be affected. If you compare the Portfolio's "Net Decrease from Dividends and Distributions" to the "Reinvested dividends and distributions," you will notice that dividend distributions had little effect on the Portfolio's net assets. This is because the majority of Janus investors reinvest their distributions.

The reinvestment of dividends is included under "Capital Share Transactions." "Capital Shares" refers to the money investors contribute to the Portfolio through purchases or withdrawals via redemptions. The Portfolio's net assets will increase and decrease in value as investors purchase and redeem shares from the Portfolio.

6. FINANCIAL HIGHLIGHTS

This schedule provides a per-share breakdown of the components that affect the Portfolio's NAV for current and past reporting periods for each class of the Portfolio. Not only does this table provide you with total return, it also reports total distributions, asset size, expense ratios and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income per share, which comprises dividends and interest income earned on securities held by the Portfolio. Following is the total of gains, realized and unrealized. Dividends and distributions are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the average annual total return reported the last day of the period.

Also included are the expense ratios, or the percentage of net assets that was used to cover operating expenses during the period. Expense ratios vary for a number of reasons, including the differences in management fees, the frequency of dividend payments and the extent of foreign investments, which entail greater transaction costs.

The Portfolio's expenses may be reduced through expensereduction arrangements. These arrangements may include the use of brokerage commissions, uninvested cash balances earning interest or balance credits. The Statement of Operations reflects total expenses before any such offset, the amount of offset and the net expenses. The expense ratios listed in the Financial Highlights reflect total expenses prior to any expense offset (gross expense ratio) and after the expense offsets (net expense ratio). Both expense ratios reflect expenses after waivers (reimbursements), if applicable.

The ratio of net investment income/(loss) summarizes the income earned less expenses divided by the average net assets of the Portfolio during the reporting period. Don't confuse this ratio with the Portfolio's yield. The net investment income ratio is not a true measure of the Portfolio's yield because it doesn't take into account the dividends distributed to the Portfolio's investors.

The next ratio is the portfolio turnover rate, which measures the buying and selling activity in a Portfolio. Portfolio turnover is affected by market conditions, changes in the size of a Portfolio, the nature of the Portfolio's investments and the investment style of the portfolio manager. A 100% rate implies that an amount equal to the value of the entire portfolio is turned over in a year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the portfolio is traded every six months.


                                           Janus Aspen Series  June 30, 2004  17

Notes











18  Janus Aspen Series  June 30, 2004

Notes











                                           Janus Aspen Series  June 30, 2004  19

Notes











20  Janus Aspen Series  June 30, 2004

Notes











                                           Janus Aspen Series  June 30, 2004  21

Janus Provides Access to a Wide Range of Investment Disciplines.
--------------------------------------------------------------------------------

Growth & Core

Janus growth portfolios focus on companies believed to be the leaders in their respective industries, with solid management teams, expanding market share, margins and efficiencies. Janus core portfolios seek investments in more stable and predictable companies. These portfolios look for a strategic combination of steady growth and for certain portfolios, some degree of income.

International & Global

Janus international and global portfolios seek to leverage Janus' research capabilities by taking advantage of inefficiencies in foreign markets, where accurate information and analytical insight are often at a premium.

Value

Janus value portfolios invest in companies they believe are poised for a turnaround or are trading at a significant discount to fair value. The goal is to gain unique insight into a company's true value and identify and evaluate potential catalysts that may unlock shareholder value.

Risk-managed

Janus risk-managed portfolios seek to outperform their respective indices while maintaining a risk profile equal to or lower than the index itself. Managed by INTECH, these portfolios use a mathematical process in an attempt to build a more "efficient" portfolio than the index.

Fixed Income

Janus income portfolios attempt to provide less risk relative to equities while seeking to deliver a competitive total return through high current income and appreciation.


For more information, contact your investment professional or go to www.janus.com.

        [LOGO] JANUS CAPITAL  |  151 Detroit Street
                       Group  |  Denver, CO 80206
                              |  1-800-525-1068


This material must be preceded or accompanied by a prospectus.
Portfolio distributed by Janus Distributors LLC (7/04)

C-0704-186                                                      109-24-710 07-04

                                                          ----------------------
                                                          2004 Semiannual Report
                                                          ----------------------

Janus Aspen Series
--------------------------------------------------------------------------------
      Janus Aspen Core Equity Portfolio

                                                            [LOGO] JANUS CAPITAL
                                                                           Group

Table of Contents

Schedule of Investments ..................................................     3
Statement of Assets and Liabilities ......................................     5
Statement of Operations ..................................................     6
Statement of Changes in Net Assets .......................................     7
Financial Highlights .....................................................     8
Notes to Schedule of Investments .........................................     9
Notes to Financial Statements ............................................    10
Explanations of Charts, Tables and Financial Statements ..................    17

Janus Aspen Core Equity Portfolio
(unaudited)                                                    Portfolio Manager
                                                                     Karen Reidy

Performance
================================================================================
Average Annual Total Return - for the periods ended June 30, 2004
--------------------------------------------------------------------------------

[MOUNTAIN CHART OMITTED]

Initial investment of $10,000

                     Janus Aspen Core
                     Equity Portfolio -           S&P 500(R)
                    Institutional Shares            Index
  5/1/1997*             $10,000                    $10,000
 5/31/1997              $10,640                    $10,611
 6/30/1997              $11,640                    $11,083
 7/31/1997              $12,660                    $11,964
 8/30/1997              $12,400                    $11,295
 9/30/1997              $13,290                    $11,913
10/31/1997              $13,200                    $11,515
11/30/1997              $13,310                    $12,048
12/31/1997              $13,470                    $12,255
 1/31/1998              $13,880                    $12,390
 2/28/1998              $15,131                    $13,283
 3/31/1998              $15,442                    $13,963
 4/30/1998              $16,012                    $14,106
 5/31/1998              $15,392                    $13,864
 6/30/1998              $16,515                    $14,427
 7/31/1998              $16,708                    $14,274
 8/31/1998              $14,021                    $12,212
 9/30/1998              $15,329                    $12,995
10/31/1998              $15,917                    $14,050
11/30/1998              $17,063                    $14,901
12/31/1998              $19,699                    $15,760
 1/31/1999              $21,262                    $16,418
 2/28/1999              $20,308                    $15,908
 3/31/1999              $22,196                    $16,544
 4/30/1999              $23,048                    $17,185
 5/31/1999              $22,399                    $16,780
 6/30/1999              $23,680                    $17,708
 7/31/1999              $23,252                    $17,158
 8/31/1999              $22,589                    $17,073
 9/30/1999              $22,436                    $16,605
10/31/1999              $24,231                    $17,656
11/30/1999              $24,903                    $18,015
12/31/1999              $27,890                    $19,074
 1/31/2000              $27,421                    $18,116
 2/29/2000              $28,442                    $17,773
 3/31/2000              $29,656                    $19,511
 4/30/2000              $27,941                    $18,924
 5/31/2000              $26,686                    $18,536
 6/30/2000              $27,629                    $18,993
 7/31/2000              $27,055                    $18,696
 8/31/2000              $28,522                    $19,857
 9/30/2000              $27,255                    $18,809
10/31/2000              $26,828                    $18,729
11/30/2000              $24,920                    $17,254
12/31/2000              $25,640                    $17,338
 1/31/2001              $26,135                    $17,953
 2/28/2001              $24,277                    $16,317
03/31/2001              $23,008                    $15,284
 4/30/2001              $24,598                    $16,471
 5/31/2001              $24,558                    $16,581
06/30/2001              $24,014                    $16,178
 7/31/2001              $23,501                    $16,018
 8/31/2001              $22,393                    $15,017
 9/30/2001              $20,564                    $13,804
10/31/2001              $20,966                    $14,067
11/30/2001              $22,254                    $15,146
12/31/2001              $22,628                    $15,279
01/31/2002              $22,266                    $15,056
02/28/2002              $22,475                    $14,766
03/31/2002              $23,282                    $15,321
04/30/2002              $22,642                    $14,393
05/31/2002              $22,573                    $14,287
06/30/2002              $21,042                    $13,270
07/31/2002              $19,259                    $12,236
 8/31/2002              $19,245                    $12,316
 9/30/2002              $17,811                    $10,979
10/31/2002              $18,842                    $11,944
11/30/2002              $19,371                    $12,646
12/31/2002              $18,494                    $11,904
 1/31/2003              $17,963                    $11,592
 2/28/2003              $17,642                    $11,418
03/31/2003              $17,921                    $11,529
 4/30/2003              $19,192                    $12,478
 5/31/2003              $19,905                    $13,135
06/30/2003              $19,982                    $13,302
07/31/2003              $20,163                    $13,537
 8/31/2003              $20,751                    $13,801
09/30/2003              $20,289                    $13,654
10/31/2003              $21,521                    $14,426
11/30/2003              $21,983                    $14,553
12/31/2003              $22,766                    $15,316
 1/31/2004              $22,920                    $15,597
 2/29/2004              $23,214                    $15,814
 3/31/2004              $23,116                    $15,575
 4/30/2004              $22,738                    $15,331
 5/31/2004              $23,214                    $15,541
 6/30/2004              $23,788                    $15,843

                                      Fiscal       One       Five     Since
                                   Year-to-Date    Year      Year   Inception*
--------------------------------------------------------------------------------
Janus Aspen Core Equity
Portfolio - Institutional
Shares                                 4.49%      19.05%     0.09%    12.86%
--------------------------------------------------------------------------------
Janus Aspen Core Equity
Portfolio - Service Shares             4.38%      18.78%     0.09%    12.78%
--------------------------------------------------------------------------------
S&P 500(R) Index                       3.44%      19.11%   (2.20)%     6.63%
--------------------------------------------------------------------------------
================================================================================

Data presented represents past performance, which is no guarantee of future results. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, current performance may be higher or lower than the performance shown. Call 1-800-525-1068 or visit www.janus.com for current month end performance.

See Notes to Schedule of Investments for index definitions.

Total return includes reinvestment of dividends, distributions and capital gains. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Returns shown for Service Shares for periods prior to December 31, 1999 are derived from the historical performance of Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.

These returns do not reflect the charges and expenses of any particular insurance product or qualified plan.

*     The Portfolio's inception date - May 1, 1997

Portfolio Strategy
--------------------------------------------------------------------------------
To seek long-term growth of capital by normally investing at least 80% of its assets in equity securities selected for their growth potential. The portfolio manager will seek conservative, solid, cornerstone equity companies of any size.

Portfolio Asset Mix - (% of Net Assets)
--------------------------------------------------------------------------------

[PIE CHART OMITTED]

Preferred Stock - Foreign - 0.5%
Cash and Cash Equivalents - 4.0%
Common Stock - Foreign - 23.2%
Common Stock - Domestic - 72.3%

                                                          Number of Stocks: 76
                                                          Top 10 Equities: 32.9%


                                            Janus Aspen Series  June 30, 2004  1

Janus Aspen Core Equity Portfolio
(unaudited)

Top 10 Equity Holdings - (% of Net Assets)
--------------------------------------------------------------------------------
                                       June 30, 2004           December 31, 2003
Tyco International, Ltd.
 (New York Shares)                              5.5%                        4.2%
Time Warner, Inc.                               3.6%                        3.5%
Freddie Mac                                     3.4%                        2.2%
3M Co.                                          3.4%                        2.9%
Roche Holding A.G.                              3.3%                        2.6%
Marriott International, Inc.
  - Class A                                     3.3%                        2.4%
General Electric Co.                            2.9%                        2.6%
Starwood Hotels & Resorts
  Worldwide, Inc.                               2.6%                        2.1%
Citigroup, Inc.                                 2.5%                        2.6%
Texas Instruments, Inc.                         2.4%                        2.4%


Top Industries - Portfolio vs. Index (% of Net Assets)
--------------------------------------------------------------------------------

[BAR CHART OMITTED]

                                          Janus Aspen                 S&P 500(R)
                                      Core Equity Portfolio             Index

Diversified Operations                       16.1%                       5.7%
Hotels and Motels                             6.6%                       0.3%
Medical - Drugs                               6.4%                       6.3%
Finance - Investment Bankers/Brokers          5.4%                       5.5%
Finance - Mortgage Loan Banker                4.8%                       1.2%
Oil Companies - Integrated                    4.0%                       4.5%
Multimedia                                    3.6%                       2.0%
Electronic Components - Semiconductors        2.4%                       2.7%
Wireless Equipment                            2.3%                       1.0%
Transportation - Railroad                     2.2%                       0.4%

--------------------------------------------------------------------------------
See "Explanations of Charts, Tables and Financial Statements."

The Portfolio may differ significantly from the securities held in the index. The index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio.

Janus Capital Management LLC has contractually agreed to waive the Portfolio's total operating expenses to the levels indicated in the prospectus until at least May 1, 2006. Without such waivers total returns would have been lower.


2  Janus Aspen Series  June 30, 2004

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Common Stock - 95.5%
Advertising Sales - 0.5%
       1,270    Lamar Advertising Co.* ......................    $       55,055

Agricultural Chemicals - 1.4%
       1,490    Potash Corporation of Saskatchewan, Inc.
                (New York Shares) ...........................           144,381

Applications Software - 2.0%
       1,545    Mercury Interactive Corp.* ..................            76,987
       4,645    Microsoft Corp ..............................           132,662
                                                                        209,649

Audio and Video Products - 0.4%
         475    Harman International Industries, Inc ........            43,225

Automotive - Truck Parts and Equipment - Original - 0.6%
       1,050    Lear Corp.* .................................            61,940

Beverages - Non-Alcoholic - 1.2%
       2,255    PepsiCo, Inc ................................           121,499

Brewery - 0.6%
       1,234    Anheuser-Busch Companies, Inc ...............            66,636

Broadcast Services and Programming - 0.8%
       1,390    Clear Channel Communications, Inc ...........            51,361
       3,290    Liberty Media Corp. - Class A* ..............            29,577
                                                                         80,938

Building Products - Air and Heating - 0.7%
       1,915    American Standard Companies, Inc.* ..........            77,194

Cable Television - 0.1%
         164    Liberty Media International, Inc. - Class A*              6,084

Cellular Telecommunications - 0.6%
       2,045    Western Wireless Corp. - Class A* ...........            59,121

Chemicals - Specialty - 1.3%
         244    Syngenta A.G.* ..............................            20,457
       7,165    Syngenta A.G. (ADR)* ........................           120,300
                                                                        140,757

Computers - 2.2%
       1,280    Dell, Inc.* .................................            45,850
       2,085    IBM Corp ....................................           183,792
                                                                        229,642

Computers - Peripheral Equipment - 1.0%
       1,115    Lexmark International Group, Inc. - Class A*            107,631

Cosmetics and Toiletries - 2.0%
       3,870    Procter & Gamble Co .........................           210,683

Data Processing and Management - 0.8%
       1,940    Automatic Data Processing, Inc ..............            81,247

Diversified Operations - 16.1%
       3,950    3M Co .......................................           355,540
       9,276    General Electric Co .........................           300,542
       6,070    Honeywell International, Inc ................           222,344
       2,382    Louis Vuitton Moet Hennessy S.A.** ..........           172,289
       4,693    Smiths Group PLC** ..........................            63,533
      17,290    Tyco International, Ltd. (New York Shares) ..           572,990
                                                                      1,687,238

E-Commerce/Products - 0.5%
         910    Amazon.com, Inc.* ...........................            49,504

E-Commerce/Services - 0.8%
         910    eBay, Inc.* .................................            83,675

Electric Products - Miscellaneous - 1.2%
         213    Samsung Electronics Company, Ltd.** .........            87,928
         175    Samsung Electronics Company, Ltd. (GDR)** ...            36,006
                                                                        123,934

Electronic Components - Semiconductors - 2.4%
      10,300    Texas Instruments, Inc ......................           249,054

Entertainment Software - 0.8%
       1,505    Electronic Arts, Inc.* ......................            82,098

Finance - Credit Card - 0.5%
         980    American Express Co .........................            50,352

Finance - Investment Bankers/Brokers - 5.4%
       5,696    Citigroup, Inc ..............................           264,863
         910    Goldman Sachs Group, Inc ....................            85,686
       5,405    J.P.Morgan Chase & Co .......................           209,552
                                                                        560,101

Finance - Mortgage Loan Banker - 4.8%
       2,009    Countrywide Financial Corp ..................           141,132
       5,725    Freddie Mac .................................           362,393
                                                                        503,525

Financial Guarantee Insurance - 1.2%
       1,615    MGIC Investment Corp ........................           122,514

Hotels and Motels - 6.6%
       1,170    Four Seasons Hotels, Inc ....................            70,446
       6,875    Marriott International, Inc. - Class A ......           342,924
       6,140    Starwood Hotels & Resorts Worldwide, Inc ....           275,379
                                                                        688,749

Machinery - Construction and Mining - 0.9%
       4,060    Komatsu, Ltd. (ADR) .........................            98,049

Medical - Biomedical and Genetic - 1.3%
       1,135    Amgen, Inc.* ................................            61,937
       1,335    Celgene Corp.* ..............................            76,442
                                                                        138,379

Medical - Drugs - 6.4%
         950    Eli Lilly and Co ............................            66,415
       1,535    Novartis A.G. (ADR) .........................            68,308
       3,835    Pfizer, Inc .................................           131,464
       3,516    Roche Holding A.G ...........................           348,118
         813    Sanofi-Synthelabo S.A.** ....................            51,534
                                                                        665,839

Medical - Generic Drugs - 0.2%
         550    Eon Labs, Inc.* .............................            22,512

Medical - HMO - 1.9%
       1,725    Aetna, Inc ..................................           146,625
         905    UnitedHealth Group, Inc .....................            56,336
                                                                        202,961

Multimedia - 3.6%
      21,190    Time Warner, Inc.* ..........................           372,520

Networking Products - 2.0%
       8,965    Cisco Systems, Inc.* ........................           212,471

Oil Companies - Integrated - 4.0%
       1,495    BP PLC (ADR)** ..............................            80,087
       5,150    Exxon Mobil Corp ............................           228,712
         551    Total S.A. - Class B** ......................           105,047
                                                                        413,846

See Notes to Schedule of Investments and Financial Statements.


                                            Janus Aspen Series  June 30, 2004  3

Janus Aspen Core Equity Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Pharmacy Services - 1.5%
       4,660    Caremark Rx, Inc.* ..........................    $      153,500

Pipelines - 0.2%
         552    Kinder Morgan Management LLC* ...............            20,297

Publishing - Newspapers - 0.8%
       1,000    Gannett Company, Inc ........................            84,850

Reinsurance - 1.9%
          69    Berkshire Hathaway, Inc. - Class B* .........           203,895

Retail - Apparel and Shoe - 0.2%
       1,000    Gap, Inc ....................................            24,250

Retail - Consumer Electronics - 0.9%
       1,755    Best Buy Company, Inc .......................            89,049

Retail - Discount - 0.8%
       1,955    Target Corp .................................            83,029

Retail - Jewelry - 0.6%
       1,645    Tiffany & Co ................................            60,618

Semiconductor Components/Integrated Circuits - 0.8%
       1,093    Linear Technology Corp ......................            43,141
         796    Maxim Integrated Products, Inc ..............            41,726
                                                                         84,867

Soap and Cleaning Preparations - 1.4%
       5,156    Reckitt Benckiser PLC** .....................           145,960

Super-Regional Banks - 1.3%
       1,655    Bank of America Corp ........................           140,046

Therapeutics - 0.7%
       1,450    Neurocrine Biosciences, Inc.* ...............            75,183

Transportation - Railroad - 2.2%
       5,395    Canadian National Railway Co.
                (New York Shares) ...........................           235,168

Transportation - Services - 1.0%
       1,220    FedEx Corp ..................................            99,662

Web Portals/Internet Service Providers - 2.1%
       6,180    Yahoo!, Inc.* ...............................           224,519

Wireless Equipment - 2.3%
      13,070    Motorola, Inc ...............................           238,528
--------------------------------------------------------------------------------
Total Common Stock (cost $8,231,569) ........................         9,986,424
--------------------------------------------------------------------------------
Preferred Stock - 0.5%
Automotive - Cars and Light Trucks - 0.5%
          73    Porsche A.G.** (cost $26,056) ...............            49,070
--------------------------------------------------------------------------------
Short-Term U.S. Government Agencies - 3.8%
                Fannie Mae
$    400,000    1.25%, 7/1/04 (amortized cost $400,000) .....           400,000
--------------------------------------------------------------------------------
Total Investments (total cost $8,657,625) - 99.8% ...........        10,435,494
--------------------------------------------------------------------------------
Cash, Receivables and Other Assets, net of Liabilities - 0.2%            25,596
--------------------------------------------------------------------------------
Net Assets - 100% ...........................................    $   10,461,090
--------------------------------------------------------------------------------

Summary of Investments by Country, June 30, 2004

Country                             Market Value      % of Investment Securities
--------------------------------------------------------------------------------
Bermuda                            $     572,991                            5.5%
Canada                                   449,995                            4.3%
France                                   328,871                            3.2%
Germany                                   49,070                            0.5%
Japan                                     98,049                            0.9%
South Korea                              123,934                            1.2%
Switzerland                              557,183                            5.3%
United Kingdom                           289,580                            2.8%
United States++                        7,965,821                           76.3%
--------------------------------------------------------------------------------
Total                              $  10,435,494                          100.0%

++    Includes Short-Term Securities (72.5% excluding Short-Term Securities)

Forward Currency Contracts, Open at June 30, 2004

Currency Sold and                Currency              Currency      Unrealized
Settlement Date                Units Sold       Value in $ U.S.      Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 9/27/04              30,000          $     53,968    $       (545)
British Pound 11/19/04             45,000                80,608             328
Euro 9/27/04                      145,000               176,172            (379)
Korean Won 11/15/04            98,000,000                84,134          (2,649)
--------------------------------------------------------------------------------
Total                                              $    394,882    $     (3,245)

See Notes to Schedule of Investments and Financial Statements.


4  Janus Aspen Series  June 30, 2004

Statement of Assets and Liabilities
                                                                    Janus Aspen
As of June 30, 2004 (unaudited)                                        Core
(all numbers in thousands                                             Equity
except net asset value per share)                                    Portfolio
--------------------------------------------------------------------------------
Assets:
  Investments at cost                                              $      8,658
  Investments at value                                             $     10,436
    Cash                                                                     36
    Receivables:
      Investments sold                                                       23
      Portfolio shares sold                                                   1
      Dividends                                                               7
--------------------------------------------------------------------------------
Total Assets                                                             10,503
--------------------------------------------------------------------------------
Liabilities:
   Payables:
      Advisory fees                                                           3
      Transfer agent fees and expenses                                       --
    Accrued expenses                                                         36
  Forward currency contracts                                                  3
--------------------------------------------------------------------------------
Total Liabilities                                                            42
Net Assets                                                         $     10,461
--------------------------------------------------------------------------------
Net Assets Consist of:
  Capital (par value and paid-in surplus)*                         $     11,776
  Undistributed net investment income/(loss)*                                (6)
  Undistributed net realized gain/(loss) from investments
   and foreign currency transactions*                                    (3,084)
  Unrealized appreciation/(depreciation) of
   investments and foreign currency translations                          1,775
--------------------------------------------------------------------------------
Total Net Assets                                                   $     10,461
--------------------------------------------------------------------------------
Net Assets - Institutional Shares                                  $     10,112
  Shares Outstanding, $0.001 Par Value
   (unlimited shares authorized)                                            595
--------------------------------------------------------------------------------
  Net Asset Value Per Share                                        $      17.00
--------------------------------------------------------------------------------
Net Assets - Service Shares                                        $        349
  Shares Outstanding, $0.001 Par Value
   (unlimited shares authorized)                                             20
--------------------------------------------------------------------------------
  Net Asset Value Per Share                                        $      17.15
--------------------------------------------------------------------------------

*     See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.


                                            Janus Aspen Series  June 30, 2004  5

Statement of Operations

                                                                   Janus Aspen
For the six month                                                     Core
period ended June 30, 2004 (unaudited)                               Equity
(all numbers in thousands)                                          Portfolio
--------------------------------------------------------------------------------
Investment Income:
  Interest                                                         $          2
  Dividends                                                                  61
  Foreign tax withheld                                                       (3)
--------------------------------------------------------------------------------
Total Investment Income                                                      60
--------------------------------------------------------------------------------
Expenses:
  Advisory fees                                                              34
  Transfer agent fees and expenses                                            2
  Registration fees                                                          25
  System fees                                                                 9
  Custodian fees                                                              5
  Audit fees                                                                  6
  Trustees' fees and expenses                                                 1
  Distribution expense - Service Shares                                      --
  Other expenses                                                              5
--------------------------------------------------------------------------------
Total Expenses                                                               87
Expense and Fee Offsets                                                      --
Net Expenses                                                                 87
Excess Expense Reimbursement                                                (21)
Net Expenses After Reimbursement                                             66
Net Investment Income/(Loss)                                                 (6)
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss)
 on Investments:
  Net realized gain/(loss) from securities transactions                     366
  Net realized gain/(loss) from foreign currency transactions               (21)
  Change in net unrealized appreciation/
   (depreciation) of investments and foreign currency translations          122
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments                      467
Net Increase/(Decrease) in Net Assets
 Resulting from Operations                                         $        461
--------------------------------------------------------------------------------

See Notes to Financial Statements.


6  Janus Aspen Series  June 30, 2004

Statement of Changes in Net Assets
                                                               Janus Aspen
For the six month period ended June 30, 2004                   Core Equity
(unaudited) and for the fiscal year ended                       Portfolio
December 31, 2003 (all numbers in thousands)                2004         2003
--------------------------------------------------------------------------------
Operations:
  Net investment income/(loss)                            $     (6)    $      2
  Net realized gain/(loss) from investment
   and foreign currency transactions                           345         (124)
  Change in unrealized net appreciation/(depreciation)
   of investments and foreign currency translations            122        2,245
--------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting
 from Operations                                               461        2,123
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
  Net investment income*
    Institutional Shares                                        --          (11)
    Service Shares                                              --           --
  Net realized gain from investment transactions*
    Institutional Shares                                        --           --
    Service Shares                                              --           --
  Return of Capital*
    Institutional Shares                                        --           (7)
    Service Shares                                              --           --
--------------------------------------------------------------------------------
Net Decrease from Dividends and Distributions                   --          (18)
--------------------------------------------------------------------------------
Capital Share Transactions:
  Shares sold
    Institutional Shares                                       646        5,636
    Service Shares                                             249          266
  Reinvested dividends and distributions
    Institutional Shares                                        --           18
    Service Shares                                              --           --
  Shares repurchased
    Institutional Shares                                    (1,577)      (6,937)
    Service Shares                                            (200)      (1,282)
--------------------------------------------------------------------------------
Net Increase/(Decrease) from Capital Share
 Transactions                                                 (882)      (2,299)
--------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                         (421)        (194)
Net Assets:
  Beginning of period                                       10,882       11,076
--------------------------------------------------------------------------------
  End of period                                           $ 10,461     $ 10,882
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Undistributed net investment income/(loss)*               $     (6)    $     --
--------------------------------------------------------------------------------

Purchases and Sales of Investment Securities:
 (excluding short-term securities)
  Purchases of securities                                 $  3,005     $  7,913
  Proceeds from sales of securities                          4,035        9,959
  Purchases of long-term U.S. Government obligations            --           --
  Proceeds from sales of long-term U.S.
   Government obligations                                       --           --

*     See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.


                                            Janus Aspen Series  June 30, 2004  7

Financial Highlights

Institutional Shares

For a share outstanding during the
six month period ended June 30, 2004
(unaudited) and through each fiscal                                      Janus Aspen Core Equity Portfolio
year ended December 31                            2004           2003           2002           2001           2000          1999
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $  16.27       $  13.24       $  16.26       $  19.20       $  27.32       $  19.41
-----------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                       .02            .32            .05            .11            .07            .07
  Net gain/(loss) on securities (both
   realized and unrealized)                          .71           2.74          (3.02)         (2.34)         (1.95)          7.99
-----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                     .73           3.06          (2.97)         (2.23)         (1.88)          8.06
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*             --           (.02)          (.05)          (.12)          (.07)          (.06)
  Distributions (from capital gains)*                 --             --             --           (.59)         (6.17)          (.09)
  Tax return of capital*                              --           (.01)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                   --           (.03)          (.05)          (.71)         (6.24)          (.15)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $  17.00       $  16.27       $  13.24       $  16.26       $  19.20       $  27.32
-----------------------------------------------------------------------------------------------------------------------------------
Total Return**                                     4.49%         23.10%       (18.27)%       (11.75)%        (8.07)%         41.58%
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)        $ 10,112       $ 10,593       $  9,825       $ 12,634       $ 15,712       $ 18,975
Average Net Assets for the Period
 (in thousands)                                 $ 10,180       $  9,905       $ 11,550       $ 13,983       $ 17,328       $ 14,663
Ratio of Gross Expenses to Average
 Net Assets*** (1)                                 1.25%          1.25%          1.25%          1.13%          1.25%          1.25%
Ratio of Net Expenses to Average
 Net Assets*** (1)                                 1.25%          1.25%          1.25%          1.12%          1.25%          1.25%
Ratio of Net Investment Income/(Loss) to
 Average Net Assets***                           (0.10)%          2.00%          0.32%          0.63%          0.36%          0.31%
Portfolio Turnover Rate***                           60%            82%            97%           114%            95%           114%

Service Shares

For a share outstanding during the
six month period ended June 30, 2004
(unaudited) and through each fiscal                                  Janus Aspen Core Equity Portfolio
year ended December 31                              2004            2003            2002            2001            2000
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $  16.42        $  13.16        $  16.15        $  19.05        $  27.15
--------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                        (.06)            .32             .01             .05             .01
  Net gain/(loss) on securities (both
   realized and unrealized)                            .79            2.98           (2.99)          (2.31)          (1.93)
--------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                       .73            3.30           (2.98)          (2.26)          (1.92)
--------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*               --            (.04)           (.01)           (.05)           (.01)
  Distributions (from capital gains)*                   --              --              --            (.59)          (6.17)
  Tax return of capital*                                --              --(2)           --              --              --
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                     --            (.04)           (.01)           (.64)          (6.18)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $  17.15        $  16.42        $  13.16        $  16.15        $  19.05
--------------------------------------------------------------------------------------------------------------------------
Total Return**                                       4.45%          25.08%        (18.45)%        (12.04)%         (8.24)%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)          $    349        $    289        $  1,251        $    971        $    306
Average Net Assets for the Period
 (in thousands)                                   $    273        $    219        $  1,012        $    612        $     93
Ratio of Gross Expenses to Average
 Net Assets*** (1)                                   1.50%           1.50%           1.50%           1.30%           1.52%
Ratio of Net Expenses to Average
 Net Assets*** (1)                                   1.50%           1.50%           1.50%           1.30%           1.52%
Ratio of Net Investment Income/(Loss) to
 Average Net Assets***                             (0.35)%           2.20%           0.09%           0.44%           0.38%
Portfolio Turnover Rate***                             60%             82%             97%            114%             95%

*     See Note 3 in Notes to Financial Statements.
**    Total return not annualized for periods of less than one full year.
***   Annualized for periods of less than one full year.
(1)   See Note 5 in Notes to Financial Statements.
(2) Tax return of capital aggregated less than $.01 on a per share basis for the fiscal year ended December 31, 2003.

See Notes to Financial Statements.


8  Janus Aspen Series  June 30, 2004

Notes to Schedule of Investments (unaudited)

S&P 500(R) Index         The Standard & Poor's Composite Index of 500
                         stocks, a widely recognized, unmanaged index of common stock prices.

ADR                      American Depositary Receipt

GDR                      Global Depositary Receipt

New York Shares          Securities of foreign companies trading on the
                         New York Stock Exchange

PLC                      Public Limited Company

*     Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts and/or forward currency contracts.


                                            Janus Aspen Series  June 30, 2004  9

Notes to Financial Statements (unaudited)

The following section describes organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout this report. In addition, the Notes to Financial Statements explain the methods used in preparing and presenting this report.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Janus Aspen Core Equity Portfolio (the "Portfolio") is a series fund. The Portfolio is part of Janus Aspen Series (the "Trust"), which was organized as a Delaware Trust (now called a Delaware statutory trust) on May 20, 1993 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Trust offers seventeen portfolios or series of shares with differing investment objectives and policies. The Portfolio invests primarily in equity securities. The Portfolio is classified as diversified, as defined in the 1940 Act. The Portfolio is a no-load investment.

The Portfolio currently offers two classes of shares: Institutional Shares and Service Shares. Each class is issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance contracts (collectively "variable insurance contracts"), as well as certain qualified retirement plans.

The following accounting policies have been consistently followed by the Trust and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

Investment Valuation

Securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers making a market for such securities or by a pricing service approved by the Portfolio's Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Currently, foreign securities and currencies are converted to U.S. dollars using the applicable rate in effect as of 1:00 p.m. (New York time). It is anticipated that sometime during the third calendar quarter, the conversion to U.S. dollars will use the applicable rate in effect as of the close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or are deemed not to be reliable because events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the closing of the NYSE, then their fair value is determined in good faith under procedures established by and under the supervision of the Portfolio's Trustees. The Portfolio may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of the foreign exchanges and the close of the NYSE.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as, gains and losses, both unrealized and realized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Forward Currency Transactions

The Portfolio may enter into forward currency contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sales commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions on the Statement of Operations.

Forward currency contracts held by the Portfolio are fully collateralized by other securities, which are denoted (if applicable) in the accompanying Schedule of Investments. Such collateral is in the possession of the Portfolio's custodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Foreign Currency Translations

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.


10  Janus Aspen Series  June 30, 2004

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to security transactions and income.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

When-issued Securities

The Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolio is required to hold liquid assets as collateral with the Portfolio's custodian sufficient to cover the purchase price.

Initial Public Offerings

The Portfolio may invest in initial public offerings ("IPOs"). The Portfolio's performance may be significantly affected, positively or negatively, by investments in IPOs. IPOs and other investment techniques may have a magnified performance impact on a portfolio with a small asset base. The Portfolio may not experience similar performance as its assets grow.

Restricted Security Transactions

Restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolio to sell a security at a fair price and may substantially delay the sale of the security which the Portfolio seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Dividend Distributions

The Portfolio generally makes semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains, if any. The majority of dividends and capital gains distributions from the Portfolio will be automatically reinvested into additional shares of the Portfolio.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements as the Portfolio intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

Proxy Voting

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to their portfolio securities is available (i) without charge, upon request, by calling 1-800-525-1068 (toll free); (ii) on the Portfolio's website at www.janus.com; and (iii) on the SEC's website at http://www.sec.gov.

Starting in August 2004, the Portfolio's proxy voting record for the one-year period ending each June 30th will be available through www.janus.com and from the SEC through the SEC's website at http://www.sec.gov

2. INVESTMENT ADVISORY AGREEMENTS AND
   TRANSACTIONS WITH AFFILIATES

Janus Capital Management LLC ("Janus Capital") is the investment adviser to the Portfolio. The Portfolio was subject to advisory fees payable to Janus Capital based upon an annual rate of 0.65% of average daily net assets. Effective July 1, 2004, the advisory fee annual rate was reduced from 0.65% to 0.60% of average daily net assets. The advisory fee is calculated daily and paid monthly.

Janus Capital has agreed to reimburse the Portfolio by the amount if any, that the normal operating expenses in any fiscal year, including the investment advisory fee but excluding the distribution fee applicable to Service Shares, brokerage commissions, interest, taxes and extraordinary expenses, exceed an annual rate of 1.25% of the average daily net assets of the Portfolio. Effective July 1, 2004, the annual rate was reduced from 1.25% to 1.20% of average daily net assets.

Janus Services LLC, a wholly-owned subsidiary of Janus Capital, receives certain out-of-pocket expenses for transfer agent services.


                                           Janus Aspen Series  June 30, 2004  11

Certain officers and trustees of the Portfolio may also be officers and/or directors of Janus Capital; however, such officers and trustees receive no compensation from the Portfolio.

Janus Distributors LLC, a wholly-owned subsidiary of Janus Capital, is a distributor of the Portfolio. Service Shares have adopted a Distribution and Shareholder Servicing Plan (the "Plan") pursuant to Rule 12b-1 under The 1940 Act. The Plan authorizes payments by the Portfolio in connection with the distribution of Service Shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of Service Share's average daily net assets.

The Portfolio's expenses may be reduced by voluntary brokerage credits from affiliated or unaffiliated brokers or expense offsets from an unaffiliated custodian. Such credits or offsets are included in Expense and Fee Offsets on the Statement of Operations. Brokerage commissions paid to the brokers reduce Transfer Agent Fees and Expenses. Custodian credits reduce Custodian Fees. The Portfolio could have employed the assets used by the broker and/or custodian to produce income if it had not entered into an expense offset arrangement.

DST Systems, Inc. ("DST"), an affiliate prior to June 16, 2004 of Janus Capital Group Inc. ("JCGI"), parent to the Portfolio's adviser, provides a shareholder accounting system to the Portfolio for a fee. As of December 1, 2003, following a share exchange transaction in which JCGI exchanged 32.3 million shares of its holdings of DST common stock for all of the stock of a wholly-owned subsidiary of DST, JCGI owned approximately 9% of the outstanding common shares of DST. As of June 16, 2004, JCGI sold its remaining shares of common stock of DST. As a result, JCGI does not own any shares of DST common stock. DST fees are included in Transfer Agent Fees and Expenses on the Statement of Operations. Brokerage commissions paid to DST Securities, Inc. serve to reduce Transfer Agent Fees and Expenses. Brokerage commissions paid, fees reduced and the net fees paid to DST for the six month period ended June 30, 2004 are noted below.

                                         DST Securities, Inc.     Portfolio Expense         DST Systems
Portfolio                                  Commissions Paid           Reduction                Costs
-------------------------------------------------------------------------------------------------------
Janus Aspen Core Equity Portfolio                 --                      --                   $  1,984
-------------------------------------------------------------------------------------------------------


12  Janus Aspen Series  June 30, 2004

3. FEDERAL INCOME TAX

Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales, foreign currency transactions, net operating losses and capital loss carryovers.

The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers as of December 31, 2003 that may be available to offset future realized capital gains and thereby reduce future taxable gain distributions. These carryovers expire between December 31, 2009 and December 31, 2011.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as of June 30, 2004 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/(depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

                                   Accumulated     Federal Tax     Unrealized       Unrealized    Net Appreciation
 Portfolio                        Capital Losses       Cost       Appreciation    (Depreciation)   /(Depreciation)
------------------------------------------------------------------------------------------------------------------
Janus Aspen Core Equity
 Portfolio                        $(3,408,814)     $8,703,072     $1,883,811       $(151,389)       $1,732,422
------------------------------------------------------------------------------------------------------------------

4. EXPENSES

Expenses are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class. The Portfolio bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated pro rata to the Portfolio.

5. EXPENSE RATIOS

Listed below are the gross expense ratios for the Portfolio, absent the waiver of certain fees and offsets.

For the six month period ended
June 30, 2004 (unaudited) and for
each fiscal year ended December 31                  Institutional Shares                                 Service Shares
Portfolio                             2004     2003     2002    2001     2000    1999   |   2004     2003     2002    2001    2000
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Core Equity
 Portfolio                            1.66%    2.08%    1.87%   1.13%    1.65%   1.38%  |   1.91%    2.35%    2.12%    1.30%   2.03%
------------------------------------------------------------------------------------------------------------------------------------


                                           Janus Aspen Series  June 30, 2004  13

6. CAPITAL SHARE TRANSACTIONS

For the six month period ended June 30, 2004
(unaudited) and the fiscal year ended                            Janus Aspen
December 31, 2003                                                Core Equity
(all numbers in thousands)                                        Portfolio
                                                              2004          2003
--------------------------------------------------------------------------------
Transactions in Portfolio Shares - Institutional Shares
  Shares sold                                                   39          390
  Reinvested dividends and distributions                        --            1
--------------------------------------------------------------------------------
Total                                                           39          391
--------------------------------------------------------------------------------
  Shares Repurchased                                           (95)        (482)
Net Increase/(Decrease) in Portfolio Shares                    (56)         (91)
Shares Outstanding, Beginning of Period                        651          742
--------------------------------------------------------------------------------
Shares Outstanding, End of Period                              595          651
--------------------------------------------------------------------------------
Transactions in Portfolio Shares - Service Shares
  Shares sold                                                   14           18
  Reinvested dividends and distributions                        --           --
--------------------------------------------------------------------------------
Total                                                           14           18
--------------------------------------------------------------------------------
  Shares Repurchased                                           (12)         (95)
Net Increase/(Decrease) in Portfolio Shares                      2          (77)
Shares Outstanding, Beginning of Period                         18           95
--------------------------------------------------------------------------------
Shares Outstanding, End of Period                               20           18
--------------------------------------------------------------------------------


14  Janus Aspen Series  June 30, 2004

7. LEGAL MATTERS

In September 2003, the Securities and Exchange Commission ("SEC") and the Office of the New York State Attorney General ("NYAG") publicly announced that they were investigating trading practices in the mutual fund industry. The investigations were prompted by the NYAG's settlement with a hedge fund, Canary Capital, which allegedly engaged in irregular trading practices with certain mutual fund companies. While Janus Capital was not named as a defendant in the NYAG complaint against the hedge fund, Janus Capital was mentioned in the complaint as having allowed Canary Capital to "market time" certain Janus funds. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. The NYAG complaint alleged that this practice is in contradiction to policies stated in the prospectuses for certain Janus funds.

The investigations by the NYAG, the SEC, and certain other agencies, including the Colorado Division of Securities and the Colorado Attorney General ("COAG"), also sought to determine whether late trading occurred in mutual funds managed by Janus Capital. The term "late trading" generally refers to the practice of permitting or processing a fund purchase or redemption in a manner that improperly allows the current day's fund share price to be used for an order that was placed or improperly processed at a time following the deadline for obtaining that day's share price (normally, 4:00 p.m. (eastern time)). Because many mutual fund transactions are cleared and settled through financial intermediaries, Janus Capital cannot exclude the possibility that one or more intermediaries may have submitted improper or unauthorized late trade transactions to Janus Capital in violation of Janus Capital's agreements with those intermediaries.

Other documentation and information sought by various regulatory agencies, including the National Association of Securities Dealers, the West Virginia Attorney General, the Florida Department of Financial Services, the NYAG, the SEC, the COAG, the Colorado Division of Securities and one or more U.S. Attorney offices, relate to a variety of matters, including but not limited to: disclosure of portfolio holdings, trading by executives in fund shares, certain revenue sharing arrangements, information related to cash and non-cash compensation paid to brokers, trading by Janus Capital investment personnel in portfolio securities owned by certain Janus funds, information provided to the Trustees of certain Janus funds in connection with the review and approval of management contracts related to such Janus funds, information related to certain types of distribution and sales arrangements with brokers and other distributors of mutual fund products, and other topics related to the foregoing. The Janus funds, Janus Capital Group Inc. and its subsidiaries have either complied with or intend to comply with these subpoenas and other document and information requests.

On April 27, 2004, Janus Capital announced agreements in principle with the NYAG, the COAG and the Colorado Division of Securities setting forth financial agreements and certain corporate governance and compliance initiatives that will be required by such regulators. Janus Capital also announced an agreement in principle with respect to monetary terms with the SEC, subject to the approval of the SEC Commissioners. Pursuant to such agreements, Janus Capital has agreed to pay $50 million in restoration to compensate investors for any adverse effects of frequent trading and $50 million in civil penalties. Janus Capital also agreed to reduce its management fees in the amount of $25 million a year for five years. Specific fee reductions, effective July 1, 2004, were determined on a fund-by-fund basis and were calculated using assets under management as of May 31, 2004. Therefore, the total reduction in revenue over a five-year period could be greater than or less than $125 million, depending on whether assets under management in the affected funds increase or decrease. Janus also agreed to make $1.2 million in other settlement-related payments required by the State of Colorado.

Subsequent to the initiation of the regulatory investigations, a number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals on behalf of Janus fund shareholders and shareholders of Janus Capital Group Inc. The factual allegations made in these actions are generally based on the NYAG complaint against Canary Capital and in general allege that Janus Capital allowed certain hedge funds and other investors to engage in "market timing" trades in certain Janus funds. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the federal securities laws; (ii) breach of fiduciary duties, as established by state common law or federal law, to the funds and/or individual investors; (iii) breach of contract; (iv) unjust enrichment; and (v) violations of Section 1962 of the Racketeering Influenced and Corrupt Organizations Act.

The "market timing" lawsuits include actions purportedly on behalf of a class of Janus fund investors, cases allegedly brought on behalf of the funds themselves, a case asserting claims both on behalf of an investor class and derivatively on behalf of the funds, cases brought on behalf of shareholders of Janus Capital Group Inc., on a derivative basis against the Board of Directors of Janus Capital Group Inc., purported ERISA actions against the managers of the Janus 401(k) plan, and a non-class "representative action" purportedly brought


                                           Janus Aspen Series  June 30, 2004  15
on behalf of the general public. The complaints also name various defendants. One or more Janus entities (Janus Capital Group Inc., Janus Capital Management LLC or Janus Capital Corporation) are named in every action. In addition, actions have been brought against Janus Investment Fund and/or one or more of the individual Janus funds, the Janus fund Trustees, officers of the Janus funds, officers of Janus Capital, officers of Janus Capital Group Inc., and directors of Janus Capital Group Inc.

The "market timing" lawsuits were filed in a number of state and federal jurisdictions. The Judicial Panel on Multidistrict Litigation has finally or conditionally transferred all but one of these actions to the United States District Court for the District of Maryland for coordinated proceedings. One action (alleging failure to adequately implement fair value pricing) has been remanded to state court in Madison County, Illinois and is not subject to the federal transfer procedures.

In addition to the "market timing" actions described above, civil lawsuits have been filed against Janus Capital challenging the investment advisory fees charged by Janus Capital to certain funds managed by Janus Capital.

Additional lawsuits may be filed against certain of the Janus funds, Janus Capital and related parties in the future. Janus Capital does not currently believe that any of the pending actions will materially affect its ability to continue to provide to the Funds the services it has agreed to provide.

8. SUBSEQUENT EVENT

On July 29, 2004, Janus Capital Group Inc. announced that a client of Janus Capital Management LLC ("Janus Capital") intends to redeem funds totaling approximately $4.7 billion by year end, subject to the approval by the client's board of directors. The majority of the assets to be redeemed are in the Institutional Share class of certain Portfolios within Janus Aspen Series. Janus Capital is working with the client to transfer the redeeming assets "in kind" to assist the affected Portfolios' managers in limiting the disruption to the Portfolios and minimizing potential transaction costs. The redemption is anticipated to occur by the end of the Portfolios' 2004 fiscal period. To the extent necessary, Janus Capital intends to voluntarily waive certain fees imposed on the Portfolios to limit the economic impact such redemptions might otherwise have on remaining shareholders of the affected Portfolios.


16  Janus Aspen Series  June 30, 2004

Explanations of Charts, Tables and Financial Statements (unaudited)

1. PERFORMANCE OVERVIEWS

The performance overview graph compares the performance of a hypothetical $10,000 investment in the Portfolio (from inception) with one widely used market index through June 30, 2004.

Average annual total returns are quoted for each class of the Portfolio. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.

When comparing the performance of the Portfolio with an index, keep in mind that market indices do not include brokerage commissions that would be incurred if you purchased the individual securities in the index. They also do not include taxes payable on dividends and interest or operating expenses incurred if you maintained a portfolio invested in the index.

2. SCHEDULE OF INVESTMENTS

Following the performance overview section is the Portfolio's Schedule of Investments. This schedule reports the industry concentrations and types of securities held in the Portfolio on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The market value of each security is quoted as of the last day of the reporting period. The values of securities denominated in foreign currencies are converted into U.S. dollars.

A summary of investments by country is provided if the Portfolio invested in foreign securities as of the reporting period. This summary reports the Portfolio's exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country in which the company is incorporated.

2A. FORWARD CURRENCY CONTRACTS

A table listing forward currency contracts follows the Portfolio's Schedule of Investments (if applicable). Forward currency contracts are agreements to deliver or receive a preset amount of currency at a future date. Forward currency contracts are used to hedge against foreign currency risk in the Portfolio's long-term holdings.

The table provides the name of the foreign currency, the settlement date of the contract, the amount of the contract, the value of the currency in U.S. dollars and the amount of unrealized gain or loss. The amount of unrealized gain or loss reflects the change in currency exchange rates from the time the contract was opened to the last day of the reporting period.

2B. FUTURES

A table listing futures contracts follows the Portfolio's Schedule of Investments (if applicable). Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. Futures are used to hedge against adverse movements in securities prices, currency risk or interest rates.

The table provides the name of the contract, number of contracts held, the expiration date, the principal amount, value and the amount of unrealized gain or loss. The amount of unrealized gain or loss reflects the marked to market amount for the last day of the reporting period.

3. STATEMENT OF ASSETS AND LIABILITIES

This statement is often referred to as the "balance sheet." It lists the assets and liabilities of the Portfolio on the last day of the reporting period.

The Portfolio's assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on stocks owned and the receivable for Portfolio shares sold to investors but not yet settled. The Portfolio's liabilities include payables for securities purchased but not yet settled, Portfolio shares redeemed but not yet paid and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section titled "Net Assets Consist of" breaks down the components of the Portfolio's net assets. Because the Portfolio must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last line of this statement reports the Portfolio's net asset value ("NAV") per share on the last day of the reporting period for each class of the Portfolio. The NAV is calculated by dividing the Portfolio's net assets (assets minus liabilities) by the number of shares outstanding.


                                           Janus Aspen Series  June 30, 2004  17

4. STATEMENT OF OPERATIONS

This statement details the Portfolio's income, expenses, gains and losses on securities and currency transactions, and appreciation or depreciation of current Portfolio holdings.

The first section in this statement, titled "Investment Income," reports the dividends earned from stocks and interest earned from interest-bearing securities in the Portfolio.

The next section reports the expenses and expense offsets incurred by the Portfolio, including the advisory fee paid to the investment adviser and transfer agent fees.

The last section lists the increase or decrease in the value of securities held in the Portfolio. The Portfolio realizes a gain (or loss) when it sells its position in a particular security. An unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Portfolio during the reporting period. "Net Realized and Unrealized Gain/ (Loss) on Investments" is affected both by changes in the market value of Portfolio holdings and by gains (or losses) realized during the reporting period.

5. STATEMENT OF CHANGES IN NET ASSETS

This statement reports the increase or decrease in the Portfolio's net assets during the reporting period. Changes in the Portfolio's net assets are attributable to investment operations, dividends, distributions and capital share transactions. This is important to investors because it shows exactly what caused the Portfolio's net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Portfolio's investment performance. The Portfolio's net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends in cash, money is taken out of the Portfolio to pay the distribution. If investors reinvest their dividends, the Portfolio's net assets will not be affected. If you compare the Portfolio's "Net Decrease from Dividends and Distributions" to the "Reinvested dividends and distributions," you will notice that dividend distributions had little effect on the Portfolio's net assets. This is because the majority of Janus investors reinvest their distributions.

The reinvestment of dividends is included under "Capital Share Transactions." "Capital Shares" refers to the money investors contribute to the Portfolio through purchases or withdrawals via redemptions. The Portfolio's net assets will increase and decrease in value as investors purchase and redeem shares from the Portfolio.

6. FINANCIAL HIGHLIGHTS

This schedule provides a per-share breakdown of the components that affect the Portfolio's NAV for current and past reporting periods for each class of the Portfolio. Not only does this table provide you with total return, it also reports total distributions, asset size, expense ratios and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income per share, which comprises dividends and interest income earned on securities held by the Portfolio. Following is the total of gains, realized and unrealized. Dividends and distributions are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the average annual total return reported the last day of the period.

Also included are the expense ratios, or the percentage of net assets that was used to cover operating expenses during the period. Expense ratios vary for a number of reasons, including the differences in management fees, the frequency of dividend payments and the extent of foreign investments, which entail greater transaction costs.

The Portfolio's expenses may be reduced through expense-reduction arrangements. These arrangements may include the use of brokerage commissions, uninvested cash balances earning interest or balance credits. The Statement of Operations reflects total expenses before any such offset, the amount of offset and the net expenses. The expense ratios listed in the Financial Highlights reflect total expenses prior to any expense offset (gross expense ratio) and after the expense offsets (net expense ratio). Both expense ratios reflect expenses after waivers (reimbursements), if applicable.

The ratio of net investment income/(loss) summarizes the income earned less expenses divided by the average net assets of the Portfolio during the reporting period. Don't confuse this ratio with the Portfolio's yield. The net investment income ratio is not a true measure of the Portfolio's yield because it doesn't take into account the dividends distributed to the Portfolio's investors.

The next ratio is the portfolio turnover rate, which measures the buying and selling activity in a Portfolio. Portfolio turnover is affected by market conditions, changes in the size of a Portfolio, the nature of the Portfolio's investments and the investment style of the portfolio manager. A 100% rate implies that an amount equal to the value of the entire portfolio is turned over in a year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the portfolio is traded every six months.


18  Janus Aspen Series  June 30, 2004

Notes










                                           Janus Aspen Series  June 30, 2004  19

Notes











20  Janus Aspen Series  June 30, 2004

Notes











                                           Janus Aspen Series  June 30, 2004  21

Janus provides access to a wide range of investment disciplines.
--------------------------------------------------------------------------------

Growth & Core

Janus growth portfolios focus on companies believed to be the leaders in their respective industries, with solid management teams, expanding market share, margins and efficiencies. Janus core portfolios seek investments in more stable and predictable companies. These portfolios look for a strategic combination of steady growth and for certain portfolios, some degree of income.

International & Global

Janus international and global portfolios seek to leverage Janus' research capabilities by taking advantage of inefficiencies in foreign markets, where accurate information and analytical insight are often at a premium.

Value

Janus value portfolios invest in companies they believe are poised for a turnaround or are trading at a significant discount to fair value. The goal is to gain unique insight into a company's true value and identify and evaluate potential catalysts that may unlock shareholder value.

Risk-Managed

Janus risk-managed portfolios seek to outperform their respective indices while maintaining a risk profile equal to or lower than the index itself. Managed by INTECH, these portfolios use a mathematical process in an attempt to build a more "efficient" portfolio than the index.

Fixed Income

Janus income portfolios attempt to provide less risk relative to equities while seeking to deliver a competitive total return through high current income and appreciation.


For more information, contact your investment professional or go to www.janus.com.

        [LOGO] JANUS CAPITAL  |  151 Detroit Street
                       Group  |  Denver, CO 80206
                              |  1-800-525-1068


This material must be preceded or accompanied by a prospectus.
Portfolio distributed by Janus Distributors LLC (7/04)

C-0704-186                                                      109-24-711 07-04

                                                          ----------------------
                                                          2004 Semiannual Report
                                                          ----------------------

Janus Aspen Series
--------------------------------------------------------------------------------
      Janus Aspen Flexible Income Portfolio

                                                            [LOGO] JANUS CAPITAL
                                                                           Group

Table of Contents

Schedule of Investments ..................................................     3
Statement of Assets and Liabilities ......................................     9
Statement of Operations ..................................................    10
Statement of Changes in Net Assets .......................................    11
Financial Highlights .....................................................    12
Notes to Schedule of Investments .........................................    13
Notes to Financial Statements ............................................    14
Explanations of Charts, Tables and Financial Statements ..................    21

Janus Aspen Flexible Income Portfolio
(unaudited)                                                    Portfolio Manager
                                                                  Ronald Speaker

Performance
================================================================================
Average Annual Total Return - for the periods ended June 30, 2004
--------------------------------------------------------------------------------

[MOUNTAIN CHART OMITTED]

Initial Investment of $10,000

                     Janus Aspen Flexible          Lehman Brothers
                       Income Portfolio -             Government
                      Institutional Shares          /Credit Index
 9/13/1993*                 $10,000                    $10,000
 9/30/1993                  $10,020                    $10,034
10/31/1993                  $10,130                    $10,075
11/30/1993                  $10,000                    $ 9,961
12/31/1993                  $10,070                    $10,005
 1/31/1994                  $10,272                    $10,156
 2/28/1994                  $10,161                    $ 9,935
 3/31/1994                  $10,040                    $ 9,692
 4/30/1994                  $ 9,999                    $ 9,611
 5/31/1994                  $ 9,999                    $ 9,594
 6/30/1994                  $ 9,989                    $ 9,571
 7/31/1994                  $10,060                    $ 9,762
 8/31/1994                  $10,091                    $ 9,766
 9/30/1994                  $10,060                    $ 9,619
10/31/1994                  $10,071                    $ 9,608
11/30/1994                  $10,030                    $ 9,591
12/31/1994                  $ 9,979                    $ 9,654
 1/31/1995                  $10,126                    $ 9,839
 2/28/1995                  $10,389                    $10,067
 3/31/1995                  $10,516                    $10,135
 4/30/1995                  $10,726                    $10,276
 5/31/1995                  $11,200                    $10,707
 6/30/1995                  $11,221                    $10,793
 7/31/1995                  $11,265                    $10,751
 8/31/1995                  $11,406                    $10,889
 9/30/1995                  $11,731                    $10,999
10/31/1995                  $11,926                    $11,161
11/30/1995                  $12,099                    $11,344
12/31/1995                  $12,360                    $11,512
 1/31/1996                  $12,495                    $11,583
 2/29/1996                  $12,304                    $11,338
 3/31/1996                  $12,226                    $11,242
 4/30/1996                  $12,326                    $11,165
 5/31/1996                  $12,382                    $11,146
 6/30/1996                  $12,484                    $11,295
 7/31/1996                  $12,507                    $11,322
 8/31/1996                  $12,566                    $11,294
 9/30/1996                  $12,927                    $11,494
10/31/1996                  $13,195                    $11,763
11/30/1996                  $13,497                    $11,979
12/31/1996                  $13,496                    $11,846
 1/31/1997                  $13,568                    $11,860
 2/28/1997                  $13,736                    $11,885
 3/31/1997                  $13,580                    $11,744
 4/30/1997                  $13,700                    $11,915
 5/31/1997                  $13,868                    $12,027
 6/30/1997                  $14,083                    $12,171
 7/31/1997                  $14,483                    $12,543
 8/31/1997                  $14,358                    $12,402
 9/30/1997                  $14,620                    $12,597
10/31/1997                  $14,795                    $12,799
11/30/1997                  $14,882                    $12,867
12/31/1997                  $15,083                    $13,002
 1/31/1998                  $15,365                    $13,185
 2/28/1998                  $15,403                    $13,158
 3/31/1998                  $15,595                    $13,199
 4/30/1998                  $15,659                    $13,265
 5/31/1998                  $15,774                    $13,408
 6/30/1998                  $15,924                    $13,544
 7/31/1998                  $15,977                    $13,555
 8/31/1998                  $15,924                    $13,820
 9/30/1998                  $16,323                    $14,215
10/31/1998                  $16,057                    $14,114
11/30/1998                  $16,336                    $14,199
12/31/1998                  $16,456                    $14,233
 1/31/1999                  $16,648                    $14,334
 2/28/1999                  $16,361                    $13,994
 3/31/1999                  $16,552                    $14,063
 4/30/1999                  $16,702                    $14,098
 5/31/1999                  $16,443                    $13,953
 6/30/1999                  $16,352                    $13,909
 7/31/1999                  $16,381                    $13,871
 8/31/1999                  $16,310                    $13,859
 9/30/1999                  $16,366                    $13,984
10/31/1999                  $16,437                    $14,021
11/30/1999                  $16,593                    $14,013
12/31/1999                  $16,721                    $13,928
 1/31/2000                  $16,706                    $13,924
 2/29/2000                  $16,852                    $14,098
 3/31/2000                  $16,955                    $14,302
 4/30/2000                  $16,735                    $14,232
 5/31/2000                  $16,633                    $14,219
 6/30/2000                  $16,926                    $14,510
 7/31/2000                  $16,989                    $14,663
 8/31/2000                  $17,157                    $14,870
 9/30/2000                  $17,248                    $14,926
10/31/2000                  $17,263                    $15,020
11/30/2000                  $17,400                    $15,277
12/31/2000                  $17,766                    $15,578
 1/31/2001                  $18,076                    $15,840
 2/28/2001                  $18,262                    $16,003
03/31/2001                  $18,309                    $16,076
 4/30/2001                  $18,185                    $15,956
 5/31/2001                  $18,247                    $16,048
06/30/2001                  $18,261                    $16,125
 7/31/2001                  $18,724                    $16,527
 8/31/2001                  $18,995                    $16,739
 9/30/2001                  $19,074                    $16,893
10/31/2001                  $19,553                    $17,321
11/30/2001                  $19,314                    $17,037
12/31/2001                  $19,141                    $16,903
01/31/2002                  $19,256                    $17,027
02/28/2002                  $19,420                    $17,171
03/31/2002                  $19,075                    $16,823
04/30/2002                  $19,437                    $17,149
05/31/2002                  $19,584                    $17,307
06/30/2002                  $19,748                    $17,454
07/31/2002                  $19,967                    $17,665
 8/31/2002                  $20,405                    $18,061
 9/30/2002                  $20,859                    $18,449
10/31/2002                  $20,708                    $18,273
11/30/2002                  $20,657                    $18,284
12/31/2002                  $21,146                    $18,768
 1/31/2003                  $21,146                    $18,768
 2/28/2003                  $21,525                    $19,102
03/31/2003                  $21,576                    $19,077
 4/30/2003                  $21,851                    $19,281
 5/31/2003                  $22,367                    $19,829
06/30/2003                  $22,357                    $19,749
07/31/2003                  $21,671                    $18,922
 8/31/2003                  $21,759                    $19,046
09/30/2003                  $22,375                    $19,650
10/31/2003                  $22,216                    $19,401
11/30/2003                  $22,252                    $19,452
12/31/2003                  $22,498                    $19,644
 1/31/2004                  $22,679                    $19,823
 2/29/2004                  $22,913                    $20,065
 3/31/2004                  $23,111                    $20,249
 4/30/2004                  $22,516                    $19,628
 5/31/2004                  $22,372                    $19,527
 6/30/2004                  $22,447                    $19,608

                           Fiscal       One       Five       Ten        Since
                        Year-to-Date    Year      Year       Year     Inception*
--------------------------------------------------------------------------------
Janus Aspen Flexible
Income Portfolio -
Institutional Shares       (0.21)%      0.40%     6.54%      8.43%       7.78%
--------------------------------------------------------------------------------
Janus Aspen Flexible
Income Portfolio -
Service Shares             (0.34)%      0.15%     6.27%      8.22%       7.59%
--------------------------------------------------------------------------------
Lehman Brothers
Government/
Credit Index               (0.19)%    (0.72)%     7.11%      7.43%       6.34%
--------------------------------------------------------------------------------
================================================================================

Data presented represents past performance, which is no guarantee of future results. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, current performance may be higher or lower than the performance shown. Call 1-800-525-1068 or visit www.janus.com for current month end performance.

See Notes to Schedule of Investments for index definitions.

Total return includes reinvestment of dividends, distributions and capital gains. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Returns shown for Service Shares for periods prior to December 31, 1999 are derived from the historical performance of Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.

These returns do not reflect the charges and expenses of any particular insurance product or qualified plan.

*     The Portfolio's inception date - September 13, 1993

Portfolio Strategy
--------------------------------------------------------------------------------
To seek maximum total return, consistent with preservation of capital primarily through investments in a wide variety of income-producing securities. The Portfolio will invest at least 80% of assets in income-producing securities.

Portfolio Asset Mix - (% of Net Assets)
--------------------------------------------------------------------------------

[PIE CHART OMITTED]

Preferred Stock- Domestic - 0.4%
Cash and Cash Equivalents - 3.8%
Foreign Dollar/Non-Dollar Bonds - 5.6%
U.S. Government Agencies - 10.0%
U.S. Treasury Notes/Bonds - 26.6%
Corporate Bonds - Domestic - 53.6%


                                            Janus Aspen Series  June 30, 2004  1

Janus Aspen Flexible Income Portfolio (unaudited)

Portfolio Profile
--------------------------------------------------------------------------------
                                          June 30, 2004        December 31, 2003
Weighted Average to Maturity                    7.1 Yrs                 7.3 Yrs.
Average Modified Duration**                     5.1 Yrs                 5.2 Yrs.
30-Day Current Yield***
   Institutional Shares                           4.20%                    3.85%
   Service Shares                                 3.93%                    3.58%
Weighted Average Fixed Income
 Credit Rating                                        A                       A
Number of Bonds/Notes                               221                      246

Top Industries - (% of Net Assets)
--------------------------------------------------------------------------------

[BAR CHART OMITTED]

                                               Janus Aspen
                                             Flexible Income
                                                Portfolio
--------------------------------------------------------------------------------
Electric - Integrated                               4.6%
Food - Diversified                                  2.7%
Cable Television                                    2.4%
Multimedia                                          2.1%
Finance - Auto Loans                                2.0%
Oil Companies - Exploration and Production          1.9%
Commercial Banks                                    1.7%
Diversified Operations                              1.6%
Finance - Consumer Loans                            1.6%
Commercial Services                                 1.5%

--------------------------------------------------------------------------------

**    A theoretical measure of price volatility.
***   Yield will fluctuate.

See "Explanations of Charts, Tables and Financial Statements."

Bond portfolios have the same interest rate, inflation, and credit risks that are associated with the underlying bonds owned by the portfolio. Unlike owning individual bonds, there are ongoing fees and expenses associated with owning shares of bonds portfolios.

The return of principal is not guaranteed due to net asset value fluctuation that is caused by changes in the price of specific bonds held in the portfolio and selling of bonds within the portfolio by the portfolio manager.

The Portfolio may differ significantly from the securities held in the index. The index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio.


2  Janus Aspen Series  June 30, 2004

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Corporate Bonds - 57.6%
Agricultural Operations - 0.4%
$  2,375,000    Bunge Limited Finance Corp., 4.375%
                 company guaranteed notes
                 due 12/15/08 ...............................    $    2,340,470

Automotive - Cars and Light Trucks - 0.1%
     650,000    General Motors Corp., 7.125%
                 senior notes, due 7/15/13 ..................           667,582

Beverages - Non-Alcoholic - 1.0%
                Coca-Cola Enterprises, Inc.:
   3,700,000     4.375%, notes, due 9/15/09 .................         3,707,204
   1,850,000     7.125%, debentures, due 8/1/17 .............         2,099,687
                                                                      5,806,891

Brewery - 1.2%
                Anheuser-Busch Companies, Inc.:
     825,000     5.95%, debentures, due 1/15/33 .............           820,496
     450,000     6.00%, bonds, due 11/1/41 ..................           441,412
   3,045,000    Coors Brewing Co., 6.375%
                 company guaranteed notes, due 5/15/12 ......         3,261,834
   1,250,000    Miller Brewing Co., 5.50%
                 notes, due 8/15/13 (144A) ..................         1,254,363
     750,000    SABMiller PLC, 6.625%
                 bonds, due 8/15/33 (144A) ..................           783,294
                                                                      6,561,399

Building - Residential and Commercial - 0.1%
     525,000    KB Home, 5.75%
                 senior notes, due 2/1/14 ...................           483,000

Cable Television - 1.7%
                Comcast Cable Communications, Inc.:
   2,500,000     6.20%, notes, due 11/15/08 .................         2,663,382
   2,300,000     5.85%, company guaranteed notes
                 due 1/15/10 ................................         2,399,976
                Echostar DBS Corp.:
   1,500,000     5.75%, senior notes, due 10/1/08 ...........         1,479,375
   1,625,000     9.125%, senior notes, due 1/15/09 ..........         1,781,406
     425,000    Kabel Deutschland GmbH, 10.625%
                 senior notes, due 7/1/14 (144A)** ..........           436,688
     600,000    Rogers Cable, Inc., 6.25%
                 secured notes, due 6/15/13 .................           564,853
                                                                      9,325,680

Cellular Telecommunications - 0.6%
                Nextel Communications, Inc.:
   1,575,000     9.375%, senior notes, due 11/15/09 .........         1,683,281
   1,500,000     7.375%, senior notes, due 8/1/15 ...........         1,515,000
                                                                      3,198,281

Commercial Banks - 1.7%
   1,825,000    BB&T Corp., 5.20%
                 subordinated notes, due 12/23/15 ...........         1,758,013
     325,000    Citizens Banking Corp., 5.75%
                 subordinated notes, due 2/1/13 .............           318,538
     350,000    Emigrant Bancorp Inc., 6.25%
                 senior notes, due 6/15/14 (144A) ...........           348,889
                Hudson United Bancorp:
     698,000     8.20%, subordinated debentures
                 due 9/15/06 ................................           758,959
   1,025,000     7.00%, subordinated notes, due 5/15/12 .....         1,116,766
   1,925,000     Sovereign Bank, 5.125%
                 subordinated notes, due 3/15/13 ............         1,829,914
                Zions Bancorporation:
   1,650,000     2.70%, senior notes, due 5/1/06 ............         1,637,679
   1,475,000     6.00%, subordinated notes, due 9/15/15 .....         1,487,167
                                                                      9,255,925

Commercial Services - 1.5%
                ARAMARK Services, Inc.:
   1,830,000     7.00%, company guaranteed notes
                 due 5/1/07 .................................         1,975,368
   1,475,000     6.375%, company guaranteed notes
                 due 2/15/08 ................................         1,566,705
   2,255,000     Cendant Corp., 6.25%
                 senior notes, due 1/15/08 ..................         2,404,761
   2,425,000     PHH Corp., 6.00%
                 notes, due 3/1/08 ..........................         2,562,071
                                                                      8,508,905

Computers - 0.6%
   3,550,000    IBM Corp., 2.375%
                 notes, due 11/1/06 .........................         3,494,638

Computers - Peripheral Equipment - 0%
     996,000    Candescent Technologies Corp., 8.00%
                 convertible senior subordinated
                 debentures, due 5/1/03 (144A)
                 (omega),(delta),(sigma),(ss.) ..............                 0

Consumer Products - Miscellaneous - 1.1%
                Dial Corp.:
   3,850,000     7.00%, senior notes, due 8/15/06 ...........         4,126,680
   2,000,000     6.50%, senior notes, due 9/15/08 ...........         2,154,256
                                                                      6,280,936

Containers - Metal and Glass - 1.2%
     825,000    Ball Corp., 6.875%
                 company guaranteed notes
                 due 12/15/12 ...............................           837,375
                Owens-Brockway Glass Container, Inc.:
   1,265,000     8.875%, company guaranteed notes
                 due 2/15/09 ................................         1,366,200
     775,000     7.75%, company guaranteed notes
                 due 5/15/11 ................................           806,000
                Owens-Illinois, Inc.:
     900,000     7.15%, senior notes, due 5/15/05 ...........           922,500
   1,600,000     8.10%, senior notes, due 5/15/07 ...........         1,648,000
   1,000,000     7.35%, senior notes, due 5/15/08 ...........           997,500
                                                                      6,577,575

 Containers - Paper and Plastic - 0.4%
   2,000,000    Sealed Air Corp., 5.375%
                 senior notes, due 4/15/08 (144A) ...........         2,068,274

Cosmetics and Toiletries - 1.1%
   3,000,000    Gillette Co., 4.125%
                 senior notes, due 8/30/07 (omega)...........         3,056,817
   2,875,000    Procter & Gamble Co., 4.75%
                 notes, due 6/15/07 .........................         2,979,345
                                                                      6,036,162

See Notes to Schedule of Investments and Financial Statements.


                                            Janus Aspen Series  June 30, 2004  3

Janus Aspen Flexible Income Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Data Processing and Management - 0.3%
$  1,750,000    Fiserv, Inc., 3.00%
                 notes, due 6/27/08 .........................    $    1,660,192

Diversified Financial Services - 1.3%
                General Electric Capital Corp.:
   5,500,000     3.50%, notes, due 5/1/08 ...................         5,411,379
   1,925,000     6.00%, notes, due 6/15/12 ..................         2,031,429
                                                                      7,442,808

Diversified Operations - 1.6%
                Tyco International Group S.A.:
   2,000,000     6.375%, company guaranteed notes
                 due 2/15/06** ..............................         2,099,812
   3,300,000     5.80%, company guaranteed notes
                 due 8/1/06** ...............................         3,441,564
     875,000     6.125%, company guaranteed notes
                 due 11/1/08** ..............................           930,893
   1,525,000     6.375%, company guaranteed notes
                 due 10/15/11** .............................         1,622,266
   1,075,000     6.00%, company guaranteed notes
                 due 11/15/13** .............................         1,105,113
                                                                      9,199,648

Diversified Operations - Commercial Services - 0.5%
   2,425,000    Cendant Corp., 6.25%
                 notes, due 3/15/10 .........................         2,580,011

E-Commerce/Services - 0.3%
   1,750,000    InterActiveCorp, 7.00%
                 notes, due 1/15/13 .........................         1,887,202

Electric - Generation - 0.6%
   2,350,000    Allegheny Energy Supply Company LLC
                 8.25%, bonds, due 4/15/12(144A)ss. .........         2,323,563
   1,225,000    Midwest Generation LLC., 8.75%
                 secured notes, due 5/1/34 (144A) ...........         1,237,250
                                                                      3,560,813

Electric - Integrated - 4.6%
     710,000    AmerenEnergy Generating Co., 7.95%
                 senior notes, due 6/1/32 ...................           830,006
   1,500,000    CMS Energy Corp., 7.50%
                 senior notes, due 1/15/09 ..................         1,492,500
   1,350,000    Dominion Resources, Inc., 5.125%
                 senior notes, due 12/15/09 .................         1,366,949
   3,500,000    MidAmerican Energy Holdings Co., 3.50%
                 senior notes, due 5/15/08 ..................         3,376,072
     400,000    Northern States Power Co., 2.875%
                 first mortgage notes, due 8/1/06 ...........           396,131
                Pacific Gas and Electric Co.:
     700,000     3.60%, first mortgage notes, due 3/1/09 ....           673,815
     875,000     4.80%, first mortgage notes, due 3/1/14 ....           829,098
     325,000    Public Service Company of Colorado, 6.875%
                 senior notes, due 7/15/09 ..................           359,226
                Southern California Edison Co.:
   1,100,000     7.625%, notes, due 1/15/10 .................         1,243,481
     625,000     5.00%, first mortgage notes, due 1/15/14 ...           608,059
   1,125,000     6.00%, first mortgage notes, due 1/15/34 ...         1,077,955
   1,350,000     5.75%, first mortgage notes, due 4/1/35 ....         1,247,106
   1,675,000    Southwestern Public Service Co., 5.125%
                 senior notes, due 11/1/06 ..................         1,728,252
                TXU Corp.:
   2,600,000     6.375%, senior notes, due 6/15/06 ..........         2,738,169
   3,985,000     6.375%, notes, due 1/1/08 ..................         4,222,377
   1,650,000    TXU Energy Co., 7.00%
                 senior notes, due 3/15/13 ..................         1,796,769
   1,925,000    Xcel Energy, Inc., 3.40%
                 senior notes, due 7/1/08 ...................         1,858,106
                                                                     25,844,071

Electronic Components - Semiconductors - 0.1%
     435,000    Amkor Technology, Inc., 10.50%
                 senior subordinated notes, due 5/1/09 ......           456,750

Fiduciary Banks - 0.4%
   2,325,000    Bank of New York Company, Inc., 3.625%
                 senior notes, due 1/15/09 ..................         2,255,915

Finance - Auto Loans - 2.0%
                Ford Motor Credit Co.:
   1,550,000     5.80%, senior notes, due 1/12/09 ...........         1,564,568
   2,000,000     7.00%, notes, due 10/1/13 ..................         2,018,932
                General Motors Acceptance Corp.:
   1,825,000     4.50%, notes, due 7/15/06 ..................         1,844,467
   2,000,000     6.125%, notes, due 9/15/06 .................         2,082,720
   1,675,000     5.125%, notes, due 5/9/08 ..................         1,681,191
   1,875,000     5.85%, senior unsubordinated notes
                 due 1/14/09 ................................         1,899,977
     100,000     6.875%, notes, due 9/15/11 .................           102,530
                                                                     11,194,385

Finance - Commercial - 0.8%
                Caterpillar Financial Services Corp.:
   1,500,000     2.35%, notes, due 9/15/06 ..................         1,470,318
   3,000,000     3.10%, notes, due 5/15/07 ..................         2,962,623
                                                                      4,432,941

Finance - Consumer Loans - 1.6%
   2,575,000    Household Finance Corp., 4.625%
                 notes, due 1/15/08 .........................         2,621,250
   2,600,000    John Deere Capital Corp., 3.625%
                 notes, due 5/25/07 .........................         2,594,241
                SLM Corp.:
   3,250,000     3.95%, notes, due 8/15/08 ..................         3,212,419
     775,000     4.00%, notes, due 1/31/14 (omega)...........           756,788
                                                                      9,184,698

Finance - Credit Card - 0.5%
   2,475,000    Capital One Bank, 5.75%
                 notes, due 9/15/10 .........................         2,543,518

Finance - Investment Bankers/Brokers - 0.4%
   2,450,000    Jefferies Group, Inc., 5.50%
                 senior notes, due 3/15/16 ..................         2,343,888

Finance - Other Services - 0.4%
   2,150,000    Athena Neuro Financial LLC, 7.25%
                 company guaranteed notes
                 due 2/21/08 ................................         2,139,250

Food - Diversified - 2.7%
   3,285,000    Dean Foods Co., 6.625%
                 senior notes, due 5/15/09 ..................         3,383,550
                Del Monte Corp.:
     425,000     9.25%, company guaranteed notes
                 due 5/15/11 ................................           464,313
     935,000     8.625%, senior subordinated notes
                 due 12/15/12 (omega)........................         1,007,463

See Notes to Schedule of Investments and Financial Statements.


4  Janus Aspen Series  June 30, 2004

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Food - Diversified - (continued)
                General Mills, Inc.:
$  4,325,000     3.875%, notes, due 11/30/07 ................    $    4,310,778
   1,250,000     6.00%, notes, due 2/15/12 ..................         1,308,909
                Kellogg Co.:
   4,000,000     2.875%, senior notes, due 6/1/08 ...........         3,828,931
     725,000     6.60%, notes, due 4/1/11 ...................           795,229
                                                                     15,099,173

Foreign Government - 0.1%
     625,000    United Mexican States, 4.625%
                 notes, due 10/8/08 .........................           616,250

Funeral Services and Related Items - 0%
     100,000    Service Corporation International, 6.00%
                 notes, due 12/15/05 ........................           102,125

Gambling-Non Hotel - 0%
      75,000    River Rock Entertainment Authority, 9.75%
                 senior notes, due 11/1/11(144A) ............            81,750

Gas - Distribution - 0.3%
   1,750,000    Southwest Gas Corp., 7.625%
                 senior notes, due 5/15/12 ..................         1,935,040

Home Decoration Products - 0.1%
     675,000    Newell Rubbermaid, Inc., 4.00%
                 notes, due 5/1/10 ..........................           640,745

Hotels and Motels - 0.7%
   4,000,000    Starwood Hotels & Resorts Worldwide, Inc.
                 6.75%, notes, due 11/15/05 .................         4,120,000

Independent Power Producer - 0.3%
   1,650,000    Reliant Energy, Inc., 9.50%
                 secured notes, due 7/15/13 .................         1,777,875

Investment Management and Advisory Services - 0.3%
   1,550,000    Franklin Resources, Inc., 3.70%
                 notes, due 4/15/08 .........................         1,526,087

Leisure and Recreation Products - 0.1%
     225,000    K2, Inc., 7.375%
                 senior notes, due 7/1/14 (144A) ............           228,938

Leisure, Recreation and Gaming - 0.2%
     850,000    Hard Rock Hotel, Inc., 8.875%
                 notes, due 6/1/13 ..........................           858,500

Life and Health Insurance - 1.0%
   1,625,000    Americo Life, Inc., 7.875%
                 notes, due 5/1/13 (144A) ...................         1,627,031
   3,900,000    StanCorp Financial Group, Inc., 6.875%
                 senior notes, due 10/1/12 ..................         4,156,421
                                                                      5,783,452

Linen Supply and Related Items - 0.1%
     635,000    Cintas Corp., 6.00%
                 company guaranteed notes, due 6/1/12 .......           674,475

Machine Tools and Related Products - 0.7%
   3,500,000    Kennametal, Inc., 7.20%
                 senior notes, due 6/15/12 ..................         3,701,667

Medical - HMO - 1.2%
                UnitedHealth Group, Inc.:
   2,900,000     5.20%, notes, due 1/17/07 ..................         3,017,108
   2,025,000     3.30%, senior notes, due 1/30/08 ...........         1,979,314
   1,725,000    WellPoint Health Networks, Inc., 6.375%
                 notes, due 6/15/06 .........................         1,828,878
                                                                      6,825,300

Medical - Hospitals - 1.2%
                HCA, Inc.:
   5,000,000     5.25%, notes, due 11/6/08 ..................         4,969,075
   1,375,000     6.95%, senior notes, due 5/1/12 ............         1,434,573
                                                                      6,403,648

Medical - Nursing Homes - 0.7%
     350,000    Genesis HealthCare Corp., 8.00%
                 senior subordinated notes
                 due 10/15/13 (144A) ........................           357,000
   3,275,000    Manor Care, Inc., 6.25%
                 company guaranteed notes, due 5/1/13 .......         3,336,406
                                                                      3,693,406

Medical Products - 0.1%
     300,000    Fresenius Medical Care Capital Trust IV
                 7.875%, company guaranteed notes
                 due 6/15/11 ................................           318,000

Metal - Diversified - 0.5%
   2,525,000    Freeport-McMoRan Copper & Gold, Inc.
                 10.125%, senior notes, due 2/1/10 ..........         2,790,125

Metal Processors and Fabricators - 0.3%
   1,850,000    Precision Castparts Corp., 5.60%
                 company guaranteed notes, due 12/15/13 .....         1,801,058

Motorcycle and Motor Scooter Manufacturing - 0.2%
   1,325,000    Harley-Davidson, Inc., 3.625%
                 notes, due 12/15/08 (144A) .................         1,296,495

Multi-Line Insurance - 0.4%
     800,000    Assurant, Inc., 6.75%
                 senior notes, due 2/15/34 ..................           791,693
                Farmers Insurance Exchange:
     675,000     8.50%, notes, due 8/1/04 (144A) ............           677,234
     800,000     8.625%, notes, due 5/1/24 (144A) ...........           896,066
                                                                      2,364,993

Multimedia - 2.1%
                Belo Corp.:
   1,875,000     7.125%, senior notes, due 6/1/07 ...........         2,034,482
     925,000     8.00%, senior unsubordinated notes
                 due 11/1/08 ................................         1,047,616
   1,265,000    Corus Entertainment, Inc., 8.75%
                 senior subordinated notes, due 3/1/12 ......         1,351,969
   3,000,000    News America, Inc., 6.625%
                 senior notes, due 1/9/08 ...................         3,244,323
                Time Warner, Inc.:
   3,000,000     5.625%, company guaranteed notes
                 due 5/1/05 .................................         3,073,476
   1,000,000     6.875%, company guaranteed notes
                 due 5/1/12 .................................         1,080,593
                                                                     11,832,459

Mutual Insurance - 1.1%
                Liberty Mutual Group:
   3,050,000     5.75%, notes, due 3/15/14 (144A) ...........         2,943,397
   1,750,000     7.00%, bonds, due 3/15/34 (144A) ...........         1,700,622
   1,250,000    New York Life Insurance Co., 5.875%
                 notes, due 5/15/33 (144A) ..................         1,188,596
                                                                      5,832,615

See Notes to Schedule of Investments and Financial Statements.


                                            Janus Aspen Series  June 30, 2004  5

Janus Aspen Flexible Income Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Non-Hazardous Waste Disposal - 0.8%
$  3,925,000    Waste Management, Inc., 7.375%
                 senior notes, due 8/1/10 ...................    $    4,409,859

Oil - Field Services - 0.2%
   1,050,000    Halliburton Co., 5.50%
                 notes, due 10/15/10 ........................         1,062,275

Oil Companies - Exploration and Production - 1.9%
   3,850,000    Anadarko Petroleum Corp., 3.25%
                 notes, due 5/1/08 ..........................         3,755,859
   3,000,000    Devon Energy Corp., 2.75%
                 senior notes, due 8/1/06 ...................         2,956,124
   1,800,000    Kerr-McGee Corp., 6.95%
                 company guaranteed notes, due 7/1/24 .......         1,794,199
     795,000    Magnum Hunter Resources, Inc., 9.60%
                 company guaranteed notes, due 3/15/12 ......           874,500
                Pemex Project Funding Master Trust:
     525,000     6.125%, company guaranteed notes
                 due 8/15/08 ................................           536,813
     220,000     8.625%, company guaranteed notes
                 due 2/1/22 (omega)..........................           228,800
     250,000    Westport Resources Corp., 8.25%
                 company guaranteed notes, due 11/1/11 ......           282,813
                                                                     10,429,108

Oil Companies - Integrated - 1.3%
   4,000,000    ChevronTexaco Capital Co., 3.50%
                 company guaranteed notes, due 9/17/07 ......         3,995,404
                Occidental Petroleum Corp.:
   1,950,000     5.875%, senior notes, due 1/15/07 ..........         2,055,386
   1,095,000     4.25%, notes, due 3/15/10 ..................         1,074,959
                                                                      7,125,749

Oil Field Machinery and Equipment - 0.2%
   1,275,000    Cooper Cameron Corp., 2.65%
                 senior notes, due 4/15/07 ..................         1,236,847

Oil Refining and Marketing - 0.1%
     350,000    Premcor Refining Group, Inc., 6.125%
                 company guaranteed notes, due 5/1/11 .......           348,250

Paper and Related Products - 0.1%
     300,000    Boise Cascade Corp., 6.50%
                 senior notes, due 11/1/10 ..................           305,250

Pipelines - 1.4%
     500,000    El Paso Corp., 7.875%
                 notes, due 6/15/12 .........................           448,750
     576,000    Gulfterra Energy Partners L.P., 8.50%
                 company guaranteed notes, due 6/1/10 .......           626,400
   1,550,000    Kaneb Pipe Line Operating Partnership L.P.
                 5.875%, senior notes, due 6/1/13 ...........         1,498,667
   1,472,113    Kern River Funding Corp., 4.893%
                 company guaranteed notes
                 due 4/30/18 (144A)(omega) ..................         1,426,698
                Panhandle Eastern Pipe Line Co.:
     800,000     2.75%, senior notes, due 3/15/07 (144A) ....           767,678
   1,400,000     4.80%, senior notes, due 8/15/08 ...........         1,395,859
   1,775,000    Plains All American Pipeline L.P., 5.625%
                 senior notes, due 12/15/13 (144A) ..........         1,684,938
                                                                      7,848,990

Printing - Commercial - 0.1%
     800,000    R.R. Donnelley & Sons Co., 3.75%
                 notes, due 4/1/09 (144A) ...................           772,946

Property and Casualty Insurance - 1.4%
   1,600,000    Kingsway America, Inc., 7.50%
                 senior notes, due 2/1/14 (144A) ............         1,572,478
     700,000    Markel Corp., 6.80%
                 notes, due 2/15/13 .........................           726,828
   1,650,000    NYMAGIC, Inc., 6.50%
                 senior notes, due 3/15/14 (144A)ss. ........         1,567,962
   1,800,000    Ohio Casualty Corp., 7.30%
                 notes, due 6/15/14 .........................         1,803,815
     875,000    Progressive Corp., 6.25%
                 senior notes, due 12/1/32 ..................           872,626
   1,200,000    W. R. Berkley Corp., 5.875%
                 senior notes, due 2/15/13 ..................         1,224,708
                                                                      7,768,417

Publishing - Periodicals - 0.4%
   1,050,000    Dex Media East LLC, 12.125%
                 company guaranteed notes, due 11/15/12 .....         1,225,875
     475,000    Dex Media, Inc., 8.00%
                 notes, due 11/15/13 (144A) .................           456,000
     675,000    Dex Media West Finance Co., 9.875%
                 senior subordinated notes, due 8/15/13 .....           740,813
                                                                      2,422,688

Radio - 0.1%
     497,000    XM Satellite Radio Holdings, Inc., 12.00%
                 secured notes, due 6/15/10 .................           569,686

Reinsurance - 0.2%
   1,175,000    Berkshire Hathaway, Inc., 4.625%
                 company guaranteed notes, due 10/15/13 .....         1,123,053

Retail - Apparel and Shoe - 0.2%
     940,000    Gap, Inc., 6.90%
                 notes, due 9/15/07 .........................         1,012,850

Retail - Discount - 0.8%
   4,000,000    Wal-Mart Stores, Inc., 6.875%
                 senior notes, due 8/10/09 ..................         4,460,256

Retail - Drug Store - 0.1%
     300,000    Rite Aid Corp., 7.625%
                 senior notes, due 4/15/05 ..................           307,500

Retail - Major Department Stores - 0.4%
   1,000,000    J.C. Penney Company, Inc., 6.00%
                 debentures, due 5/1/06 .....................         1,011,250
   1,200,000    Saks, Inc., 8.25%
                 company guaranteed notes, due 11/15/08 .....         1,299,000
                                                                      2,310,250

Retail - Restaurants - 0.2%
     875,000    VICORP Restaurants, Inc., 10.50%
                 senior notes, due 4/15/11 (144A) ...........           870,625

Rubber - Tires - 0.2%
                Goodyear Tire & Rubber Co.:
     475,000     8.50%, notes, due 3/15/07 ..................           483,312
     425,000     4.00%, convertible senior notes
                 due 6/15/34 (144A) .........................           430,313
                                                                        913,625

See Notes to Schedule of Investments and Financial Statements.


6  Janus Aspen Series  June 30, 2004

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Savings/Loan/Thrifts - 0.4%
$    400,000    Chevy Chase Bank FSB, 6.875%
                 subordinated notes, due 12/1/13 ............    $      400,000
     425,000    Sovereign Capital Trust, 9.00%
                 company guaranteed notes, due 4/1/27 .......           466,534
     850,000    Webster Bank, 5.875%
                 subordinated notes, due 1/15/13 ............           856,097
     500,000    Webster Capital Trust II, 10.00%
                 company guaranteed notes, due 4/1/27 .......           579,650
                                                                      2,302,281

Specified Purpose Acquisition Company - 1.2%
   2,475,000    Fund American Companies, Inc., 5.875%
                 notes, due 5/15/13 .........................         2,469,730
   2,150,000    Glencore Funding LLC, 6.00%
                 company guaranteed notes
                 due 4/15/14 (144A) .........................         1,994,211
   2,300,000    OneAmerica Financial Partners, 7.00%
                 bonds, due 10/15/33 (144A) .................         2,268,672
                                                                      6,732,613

Super-Regional Banks - 0.1%
     775,000    U.S. Bancorp, 2.75%
                 senior notes, due 3/30/06 ..................           773,381

Telephone - Integrated - 0.5%
   3,000,000    Deutsche Telekom International Finance B.V.
                 3.875%, company guaranteed notes
                 due 7/22/08** ..............................         2,952,096

Television - 1.0%
   2,275,000    British Sky Broadcasting Group PLC, 6.875%
                 company guaranteed notes, due 2/23/09 ......         2,484,623
                Univision Communications, Inc.:
     940,000     3.50%, company guaranteed notes
                 due 10/15/07 ...............................           928,205
   2,325,000     3.875%, company guaranteed notes
                 due 10/15/08 ...............................         2,268,051
                                                                      5,680,879

Theaters - 0.3%
   1,800,000    AMC Entertainment, Inc., 9.875%
                 senior subordinated notes, due 2/1/12 ......         1,890,000

Transportation - Marine - 0.3%
   1,475,000    Ship Finance International, Ltd., 8.50%
                 senior notes, due 12/15/13 (144A)** ........         1,423,375

Transportation - Railroad - 0.2%
     925,000    CSX Corp., 4.875%
                 notes, due 11/1/09 .........................           929,851

Transportation - Services - 0.3%
   1,625,000    FedEx Corp., 2.65%
                 notes, due 4/1/07 (144A) ...................         1,578,025

Veterinary Diagnostics - 0.2%
     820,000    Vicar Operating, Inc., 9.875%
                 company guaranteed notes, due 12/1/09 ......           902,000

Wireless Equipment - 0.5%
                American Tower Corp.:
   1,875,000     9.375%, senior notes, due 2/1/09 ...........         2,001,563
   1,000,000     7.50%, senior notes, due 5/1/12 (144A) .....           967,500
                                                                      2,969,063
--------------------------------------------------------------------------------
Total Corporate Bonds (cost $318,984,275) ...................    $  321,067,772
--------------------------------------------------------------------------------

Foreign Bonds - 1.6%
Automotive - Truck Parts and Equipment - Original - 0.3%
EUR
   1,161,000    TRW Automotive, Inc., 10.125%
                 senior notes, due 2/15/13** ................    $    1,603,220

Cable Television - 0.7%
EUR
   2,575,000    Tele Columbus A.G. & Co., 9.375%
                 senior subordinated notes
                 due 4/15/12 (144A)** .......................         2,874,406
EUR
   1,100,000    Telenet Communications N.V., 9.00%
                 senior notes, due 12/15/13 (144A)** ........         1,331,621
                                                                      4,206,027

Drug Delivery Systems - 0.2%
EUR
     900,000    Fresenius Finance B.V., 7.75%
                 company guaranteed notes
                 due 4/30/09 (144A)** .......................         1,185,319
Foreign Government - 0.4%
EUR
   1,725,000    Deutscheland Republic, 5.00%
                 bonds, due 7/4/12** ........................         2,220,744
--------------------------------------------------------------------------------
Total Foreign Bonds (cost $8,768,018) .......................         9,215,310
--------------------------------------------------------------------------------
Preferred Stock - 0.4%
Finance - Other Services - 0.1%
      15,350    Chevy Chase Preferred Capital Corp.
                 Series A, convertible, 10.375% .............           888,765
Savings/Loan/Thrifts - 0.3%
      55,250    Chevy Chase Bank FSB, 8.00% .................         1,508,325
--------------------------------------------------------------------------------
Total Preferred Stock (cost $2,271,099) .....................         2,397,090
--------------------------------------------------------------------------------
Warrants/Rights - 0%
Telephone - Integrated - 0%
         224    Versatel Telecom B.V. - expires 5/15/08*,
                 (beta), (sigma)
                 (cost $0) ..................................                 0
--------------------------------------------------------------------------------
U.S. Government Agencies - 10.0%
                Fannie Mae:
$ 23,565,000     3.25%, due 11/15/07# .......................        23,232,663
   3,300,000     4.00%, due 9/2/08# .........................         3,281,282
  11,570,000     5.25%, due 1/15/09# ........................        12,119,425
  16,025,000     6.25%, due 2/1/11# .........................        17,205,097
--------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $55,999,476) ...........        55,838,467
--------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 26.6%
                U.S. Treasury Notes/Bonds:
   8,125,000     2.25%, due 4/30/06# ........................         8,069,458
   3,285,000     2.625%, due 11/15/06# ......................         3,262,159
   4,535,000     3.125%, due 5/15/07# .......................         4,535,000
  15,890,000     4.375%, due 5/15/07# .......................        16,423,809
   2,150,000     3.00%, due 2/15/08# ........................         2,120,354
  14,360,000     3.875%, due 5/15/09# .......................        14,408,235
   1,300,000     4.00%, due 6/15/09# ........................         1,311,122
   5,165,000     5.75%, due 8/15/10# ........................         5,631,461
   8,000,000     5.00%, due 8/15/11# ........................         8,351,554
  11,276,000     4.25%, due 11/15/13# .......................        10,975,156
  18,973,578     2.00%, due 1/15/14#,(pi) ...................        18,860,912
  13,295,000     4.75%, due 5/15/14# ........................        13,433,667
  10,455,000     7.25%, due 5/15/16# ........................        12,639,520
   4,270,000     7.25%, due 8/15/22# ........................         5,232,082
  11,765,000     6.25%, due 8/15/23#,** .....................        13,027,902
   5,765,000     6.25%, due 5/15/30# ........................         6,454,771
   3,350,000     5.375%, due 2/15/31# .......................         3,378,659
--------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $148,773,859) .........    $  148,115,821
--------------------------------------------------------------------------------

See Notes to Schedule of Investments and Financial Statements.


                                            Janus Aspen Series  June 30, 2004  7

Janus Aspen Flexible Income Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Other Securities - 20.2%
                State Street Navigator Securities Lending
 112,555,454     Prime Portfolio+ (cost $112,555,454) .......       112,555,454
--------------------------------------------------------------------------------
Short-Term U.S. Government Agencies - 2.3%
                Fannie Mae
  12,800,000     1.25%, 7/1/04 (cost $12,800,000) ...........        12,800,000
--------------------------------------------------------------------------------
Total Investments (total cost $660,152,181) - 118.7% ........       661,989,914
--------------------------------------------------------------------------------
Liabilities, net of Cash, Receivables and Other Assets - (18.7)%   (104,129,886)
--------------------------------------------------------------------------------
Net Assets - 100% ...........................................    $  557,860,028
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Financial Futures - Short
136 Contracts   U.S. Treasury - 5-year Note
                expires September 2004, principal
                amount $14,652,406, value $14,781,500
                cumulative appreciation .....................    $     (129,094)
585 Contracts   U.S. Treasury - 10-year Note
                expires September 2004, principal
                amount $63,473,858, value $63,956,953
                cumulative appreciation .....................    $     (483,095)
--------------------------------------------------------------------------------

Summary of Investments by Country, June 30, 2004

Country                          Market Value         % of Investment Securities
--------------------------------------------------------------------------------
Belgium                          $  1,331,621                              0.2%
Bermuda                             1,423,375                              0.2%
Canada                              5,912,226                              0.9%
Denmark                             3,311,094                              0.5%
Germany                             5,172,840                              0.8%
Luxembourg                          9,199,648                              1.4%
Mexico                                616,250                              0.1%
Netherlands                         1,185,319                              0.2%
United Kingdom                      3,267,917                              0.5%
United States++                   630,569,624                             95.2%
--------------------------------------------------------------------------------
Total                            $661,989,914                            100.0%

++Includes Short-Term Securities (76.3% excluding Short-Term Securities)

Forward Currency Contracts, Open at June 30, 2004

Currency Sold and              Currency                Currency       Unrealized
Settlement Date              Units Sold         Value in $ U.S.      Gain/(Loss)
--------------------------------------------------------------------------------
Euro 9/27/04                  6,850,000            $  8,322,613      $  (54,119)
--------------------------------------------------------------------------------
Total                                              $  8,322,613      $  (54,119)

See Notes to Schedule of Investments and Financial Statements.


8  Janus Aspen Series  June 30, 2004

Statement of Assets and Liabilities

                                                                   Janus Aspen
                                                                    Flexible
As of June 30, 2004 (unaudited)                                      Income
(all numbers in thousands except net asset value per share)         Portfolio
--------------------------------------------------------------------------------
Assets:
  Investments at cost(1)                                           $    660,152
  Investments at value (1)                                         $    661,990
    Cash                                                                  3,217
    Receivables:
      Investments sold                                                    8,797
      Portfolio shares sold                                                 281
      Dividends                                                              20
      Interest                                                            7,190
    Other assets                                                              1
--------------------------------------------------------------------------------
Total Assets                                                            681,496
--------------------------------------------------------------------------------
Liabilities:
    Payables:
      Securities loaned (Note 1)                                        112,555
      Investments purchased                                               9,737
      Portfolio shares repurchased                                          483
      Advisory fees                                                         277
      Transfer agent fees and expenses                                        1
      Distribution fees - Service Shares                                      7
      Accrued expenses                                                       33
    Variation margin                                                        489
  Forward currency contracts                                                 54
--------------------------------------------------------------------------------
Total Liabilities                                                       123,636
Net Assets                                                         $    557,860
--------------------------------------------------------------------------------
Net Assets Consist of:
  Capital (par value and paid-in surplus)*                         $    545,004
  Undistributed net investment income/(loss)*                             4,161
  Undistributed net realized gain/(loss)
   from investments and foreign currency transactions*                    7,521
  Unrealized appreciation/(depreciation) of investments
   and foreign currency translations                                      1,174
--------------------------------------------------------------------------------
Total Net Assets                                                   $    557,860
--------------------------------------------------------------------------------
Net Assets - Institutional Shares                                  $    524,036
  Shares Outstanding, $0.001 Par Value
   (unlimited shares authorized)                                         43,518
--------------------------------------------------------------------------------
  Net Asset Value Per Share                                        $      12.04
--------------------------------------------------------------------------------
Net Assets - Service Shares                                        $     33,824
  Shares Outstanding, $0.001 Par Value
   (unlimited shares authorized)                                          2,670
--------------------------------------------------------------------------------
  Net Asset Value Per Share                                        $      12.67
--------------------------------------------------------------------------------

*     See Note 3 in Notes to Financial Statements.
(1) Investments at cost and value include $110,296,252 of securities loaned for Janus Aspen Flexible Income Portfolio (Note 1).

See Notes to Financial Statements.


                                            Janus Aspen Series  June 30, 2004  9

Statement of Operations

                                                                   Janus Aspen
                                                                    Flexible
For the six month period ended June 30, 2004 (unaudited)             Income
(all numbers in thousands)                                          Portfolio
--------------------------------------------------------------------------------

Investment Income:
  Interest                                                         $     14,477
  Securities lending income                                                  98
  Dividends                                                                  70
--------------------------------------------------------------------------------
Total Investment Income                                                  14,645
--------------------------------------------------------------------------------
Expenses:
  Advisory fees                                                           1,741
  Transfer agent fees and expenses                                            2
  Registration fees                                                          25
  Custodian fees                                                              6
  Audit fees                                                                  8
  Trustees' fees and expenses                                                 8
  Distribution fees - Service Shares                                         41
  Other expenses                                                             43
--------------------------------------------------------------------------------
Total Expenses                                                            1,874
--------------------------------------------------------------------------------
Expense and Fee Offsets                                                      (1)
--------------------------------------------------------------------------------
Net Expenses                                                              1,873
--------------------------------------------------------------------------------
Net Investment Income/(Loss)                                             12,772
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments:
  Net realized gain/(loss) from securities transactions                   7,841
  Net realized gain/(loss) from foreign currency transactions              (141)
  Net realized gain/(loss) from futures contracts                          (406)
  Change in net unrealized appreciation/(depreciation)
   of investments and foreign currency translations                     (21,140)
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments                  (13,846)
Net Increase/(Decrease) in Net Assets Resulting from Operations    $     (1,074)
--------------------------------------------------------------------------------

See Notes to Financial Statements.


10  Janus Aspen Series  June 30, 2004

Statement of Changes in Net Assets

For the six month period ended June 30, 2004                                Janus Aspen
(unaudited) and for the fiscal year                                       Flexible Income
ended December 31, 2003                                                      Portfolio
(all numbers in thousands)                                              2004           2003
----------------------------------------------------------------------------------------------
Operations:
  Net investment income/(loss)                                       $   12,772     $   29,119
  Net realized gain/(loss) from investment
   and foreign currency transactions                                      7,294         14,120
  Change in unrealized net appreciation/(depreciation)
   of investments and foreign currency translations                     (21,140)        (4,002)
----------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations          (1,074)        39,237
----------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
  Net investment income*
    Institutional Shares                                                (11,350)       (28,705)
    Service Shares                                                         (643)        (1,036)
  Net realized gain from investment transactions*
    Institutional Shares                                                 (6,342)            --
    Service Shares                                                         (390)            --
----------------------------------------------------------------------------------------------
Net Decrease from Dividends and Distributions                           (18,725)       (29,741)
----------------------------------------------------------------------------------------------
Capital Share Transactions:
  Shares sold
    Institutional Shares                                                 33,426        184,604
    Service Shares                                                        6,884         20,848
  Reinvested dividends and distributions
    Institutional Shares                                                 17,692         28,705
    Service Shares                                                        1,033          1,036
  Shares repurchased
    Institutional Shares                                                (84,467)      (237,679)
    Service Shares                                                       (4,202)        (4,931)
----------------------------------------------------------------------------------------------
Net Increase/(Decrease) from Capital Share Transactions                 (29,634)        (7,417)
----------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                                   (49,433)         2,079
Net Assets:
  Beginning of period                                                   607,293        605,214
----------------------------------------------------------------------------------------------
  End of period                                                      $  557,860     $  607,293
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Undistributed net investment income/(loss)*                          $    4,161     $    3,383
----------------------------------------------------------------------------------------------

Purchases and Sales of Investment Securities:
 (excluding short-term securities)
  Purchases of securities                                            $  183,894     $  479,450
  Proceeds from sales of securities                                     259,456        441,293
  Purchases of long-term U.S. Government obligations                    313,087        485,615
  Proceeds from sales of long-term U.S. Government obligations          287,448        525,218

*     See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.


                                           Janus Aspen Series  June 30, 2004  11

Financial Highlights

Institutional Shares

For a share outstanding during the
six month period ended June 30, 2004
(unaudited) and through each fiscal                          Janus Aspen Flexible Income Portfolio
year ended December 31                         2004          2003          2002          2001          2000          1999
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $  12.49      $  12.30      $  11.66      $  11.46      $  11.41      $  12.05
---------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                    .29           .63           .55           .61           .72           .76
  Net gain/(loss) on securities (both
   realized and unrealized)                      (.32)          .15           .65           .26          (.02)         (.58)
---------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                 (.03)          .78          1.20           .87           .70           .18
---------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*        (.27)         (.59)         (.56)         (.67)         (.65)         (.75)
  Distributions (from capital gains)*            (.15)           --            --            --            --          (.07)
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                              (.42)         (.59)         (.56)         (.67)         (.65)         (.82)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $  12.04      $  12.49      $  12.30      $  11.66      $  11.46      $  11.41
---------------------------------------------------------------------------------------------------------------------------
Total Return**                                (0.21)%         6.39%        10.48%         7.74%         6.25%         1.60%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)     $524,036      $576,021      $591,189      $387,509      $242,401      $186,681
Average Net Assets for the Period
 (in thousands)                              $549,061      $623,513      $466,274      $317,156      $206,242      $161,459
Ratio of Gross Expenses to Average
 Net Assets*** (1)                              0.63%         0.64%         0.66%         0.67%         0.76%         0.72%
Ratio of Net Expenses to Average
 Net Assets*** (1)                              0.63%         0.64%         0.66%         0.67%         0.76%         0.72%
Ratio of Net Investment Income/(Loss) to
 Average Net
Assets***                                       4.43%         4.51%         5.02%         5.87%         7.02%         6.99%
Portfolio Turnover Rate***                       177%          154%          229%          308%          202%          116%

Service Shares

For a share outstanding during the
six month period ended June 30, 2004
(unaudited) and through each fiscal                                       Janus Aspen Flexible Income Portfolio
year ended December 31                                     2004            2003            2002            2001           2000
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $    13.11      $    12.82      $    11.98      $    11.62      $    11.41
----------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                 .26             .53             .34             .47             .53
  Net gain/(loss) on securities (both
   realized and unrealized)                                   (.30)            .26             .87             .39             .14
----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                              (.04)            .79            1.21             .86             .67
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*                     (.25)           (.50)           (.37)           (.50)           (.46)
  Distributions (from capital gains)*                         (.15)             --              --              --              --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                           (.40)           (.50)           (.37)           (.50)           (.46)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                          $    12.67      $    13.11      $    12.82      $    11.98      $    11.62
----------------------------------------------------------------------------------------------------------------------------------
Total Return**                                             (0.34)%           6.17%          10.16%           7.49%           6.00%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)                $   33,824      $   31,272      $   14,025      $    2,136      $      568
Average Net Assets for the Period (in thousands)        $   32,932      $   23,523      $    7,218      $    1,452      $      187
Ratio of Gross Expenses to Average
 Net Assets*** (1)                                           0.88%           0.89%           0.91%           0.91%           0.99%
Ratio of Net Expenses to Average
 Net Assets*** (1)                                           0.88%           0.89%           0.91%           0.90%           0.99%
Ratio of Net Investment Income/(Loss) to
 Average Net Assets***                                       4.19%           4.26%           4.61%           5.56%           6.54%
Portfolio Turnover Rate***                                    177%            154%            229%            308%            202%

*     See Note 3 in Notes to Financial Statements.
**    Total return not annualized for periods of less than one full year.
***   Annualized for periods of less than one full year.
(1)   See Note 5 in Notes to Financial Statements.

See Notes to Financial Statements.


12  Janus Aspen Series  June 30, 2004

Notes to Schedule of Investments (unaudited)

Lehman Brothers          Is composed of all bonds that are investment grade
Government/Credit        with at least one year until maturity.
Index

144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

*        Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts and/or forward currency contracts.

(omega)  Rate is subject to change. Rate shown reflects current rate.

(delta) Security is a defaulted security with accrued interest in the amount of $39,840 that was written-off December 10, 2001.

(beta)   Security is illiquid.

(pi)     Security is a U.S. Treasury Inflation-Protected Security (TIPS).

#        Loaned security, a portion or all of the security is on loan at June
         30, 2004.

+ The security is purchased with the cash collateral received from securities on loan (Note 1).

(sigma)  Fair valued security.

ss.      Schedule of Restricted and Illiquid Securities

                                                                                                                 Value as
                                                        Acquisition        Acquisition                             % of
                                                            Date              Cost              Value           Net Assets
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio
Allegheny Energy Supply Company LLC, 8.25%
  bonds, due 4/15/12 (144A)                          3/12/04 - 5/11/04    $2,330,388        $2,323,563             0.4%
Candescent Technologies Corp., 8.00%
  convertible senior subordinated debentures,
due 5/1/03(144A)(sigma)                                    3/6/00            796,800                --               --
NYMAGIC, Inc., 6.50%
  senior notes, due 3/15/14 (144A)                         3/4/04          1,646,090         1,567,962             0.3%
----------------------------------------------------------------------------------------------------------------------------
                                                                          $4,773,278        $3,891,525             0.7%
----------------------------------------------------------------------------------------------------------------------------

The portfolio has registration rights for certain restricted securities held as of June 30, 2004. The issuer incurs all registration costs.

The interest rate for variable rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of June 30, 2004.


                                           Janus Aspen Series  June 30, 2004  13

Notes to Financial Statements (unaudited)

The following section describes organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout this report. In addition, the Notes to Financial Statements explain the methods used in preparing and presenting this report.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Janus Aspen Flexible Income Portfolio (the "Portfolio") is a series fund. The Portfolio is part of Janus Aspen Series (the "Trust"), which was organized as a Delaware Trust (now called a Delaware statutory trust) on May 20, 1993 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Trust offers seventeen portfolios or series of shares with differing investment objectives and policies. The Portfolio invests primarily in income-producing securities. The Portfolio is classified as diversified, as defined in the 1940 Act. The Portfolio is a no-load investment.

The Portfolio currently offers two classes of shares: Institutional Shares and Service Shares. Each class is issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance contracts (collectively "variable insurance contracts"), as well as certain qualified retirement plans.

The following accounting policies have been consistently followed by the Trust and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

Investment Valuation

Securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers making a market for such securities or by a pricing service approved by the Portfolio's Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Currently, foreign securities and currencies are converted to U.S. dollars using the applicable rate in effect as of 1:00 p.m. (New York time). It is anticipated that sometime during the third calendar quarter, the conversion to U.S. dollars will use the applicable rate in effect as of the close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or are deemed not to be reliable because events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the closing of the NYSE, then their fair value is determined in good faith under procedures established by and under the supervision of the Portfolio's Trustees. The Portfolio may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of the foreign exchanges and the close of the NYSE.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both unrealized and realized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Securities Lending

Under procedures adopted by the Trustees, the Portfolio may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Portfolio may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, such loans will only be made if Janus Capital Management LLC ("Janus Capital") believes the benefit from granting such loans justifies the risk. The Portfolio will not have the right to vote on securities while they are being lent, however, the Portfolio will attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which consists of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit and such other collateral permitted by the Securities and Exchange Commission ("SEC"). The lending agent may also invest the cash collateral in the State Street Navigator Securities Lending Prime Portfolio or investments in unaffiliated money market funds or accounts that comply with Rule 2a-7 of the 1940 Act relating to money market funds and mutually agreed to by the Portfolio and the lending agent.


14  Janus Aspen Series  June 30, 2004

As of June 30, 2004, the Portfolio had on loan securities as indicated:

                                                                      Value at
Portfolio                                                          June 30, 2004
--------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                              $ 110,296,252
--------------------------------------------------------------------------------

As of June 30, 2004, the Portfolio received cash collateral in accordance with securities lending activity as indicated:

                                                              Cash Collateral at
Portfolio                                                        June 30, 2004
--------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                           $  112,555,454
--------------------------------------------------------------------------------

As of June 30, 2004, all cash collateral received by the Portfolio was invested in the State Street Navigator Securities Lending Prime Portfolio.

The borrower pays fees at the Portfolio's direction to its lending agent. The lending agent may retain a portion of the interest earned. The cash collateral invested by the lending agent is disclosed in the Schedule of Investments. The lending fees and the Portfolio's portion of the interest income earned on cash collateral is included on the Statement of Operations.

Future Contracts

The Portfolio may enter into futures contracts. The Portfolio intends to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked to market daily, and the daily variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, futures contracts are marked to market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments.

Forward Currency Transactions

The Portfolio may enter into forward currency contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sales commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions on the Statement of Operations.

Forward currency contracts held by the Portfolio are fully collateralized by other securities, which are denoted (if applicable) in the accompanying Schedule of Investments. Such collateral is in the possession of the Portfolio's custodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Foreign Currency Translations

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to security transactions and income.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

When-issued Securities

The Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolio is required to hold liquid assets as collateral with the Portfolio's custodian sufficient to cover the purchase price.

Initial Public Offerings

The Portfolio may invest in initial public offerings ("IPOs"). The Portfolio's performance may be significantly affected, positively or negatively, by investments in IPOs. IPOs and other investment techniques may have a magnified performance impact on a portfolio with a small asset base. The Portfolio may not experience similar performance as its assets grow.


                                           Janus Aspen Series  June 30, 2004  15

Restricted Security Transactions

Restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolio to sell a security at a fair price and may substantially delay the sale of the security which the Portfolio seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Dividend Distributions

The Portfolio generally makes semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains, if any. The majority of dividends and capital gains distributions from the Portfolio will be automatically reinvested into additional shares of the Portfolio.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements as the Portfolio intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

Proxy Voting

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to their portfolio securities is available (i) without charge, upon request, by calling 1-800-525-1068 (toll free); (ii) on the Portfolio's website at www.janus.com; and (iii) on the SEC's website at http://www.sec.gov.

Starting in August 2004, the Portfolio's proxy voting record for the one-year period ending each June 30th will be available through www.janus.com and from the SEC through the SEC's website at http://www.sec.gov.

2. INVESTMENT ADVISORY AGREEMENTS AND
   TRANSACTIONS WITH AFFILIATE

Janus Capital is the investment adviser to the Portfolio. The Portfolio was subject to advisory fees payable to Janus Capital based upon annual rates of 0.65% of the first $300 million of average daily net assets plus 0.55% of average daily net assets in excess of $300 million. Effective July 1, 2004, the advisory fee annual rate was reduced to annual rates of 0.55% of the first $300 million of average daily net assets plus 0.45% of average daily net assets in excess of $300 million. The advisory fee is calculated daily and paid monthly.

Janus Capital has agreed to reimburse the Portfolio by the amount, if any, that the normal operating expenses in any fiscal year, including the investment advisory fee but excluding the distribution fee applicable to Service Shares, brokerage commissions, interest, taxes and extraordinary expenses, exceed an annual rate of 1.00% of the average daily net assets. Effective July 1, 2004, the annual rate was reduced from 1.00% to 0.90% of average daily net assets.

Janus Services LLC, a wholly-owned subsidiary of Janus Capital, receives certain out-of-pocket expenses for transfer agent services.

Certain officers and trustees of the Portfolio may also be officers and/or directors of Janus Capital; however, such officers and trustees receive no compensation from the Portfolio.

Janus Distributors LLC, a wholly-owned subsidiary of Janus Capital, is a distributor of the Portfolio. Service Shares have adopted a Distribution and Shareholder Servicing Plan (the "Plan") pursuant to Rule 12b-1 under The 1940 Act. The Plan authorizes payments by the Portfolio in connection with the distribution of Service Shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of Service Share's average daily net assets.

The Portfolio's expenses may be reduced by voluntary brokerage credits from affiliated or unaffiliated brokers or expense offsets from an unaffiliated custodian. Such credits or offsets are included in Expense and Fee Offsets on the Statement of Operations. Brokerage commissions paid to the brokers reduce Transfer Agent Fees and Expenses. Custodian credits reduce Custodian Fees. The Portfolio could have employed the assets used by the broker and/or custodian to produce income if it had not entered into an expense offset arrangement.


16  Janus Aspen Series  June 30, 2004

DST Systems, Inc. ("DST"), an affiliate prior to June 16, 2004 of Janus Capital Group Inc. ("JCGI"), parent to the Portfolio's adviser, provides a shareholder accounting system to the Portfolio for a fee. As of December 1, 2003, following a share exchange transaction in which JCGI exchanged 32.3 million shares of its holdings of DST common stock for all of the stock of a wholly-owned subsidiary of DST, JCGI owned approximately 9% of the outstanding common shares of DST. As of June 16, 2004, JCGI sold its remaining shares of common stock of DST. As a result, JCGI does not own any shares of DST common stock. DST fees are included in Transfer Agent Fees and Expenses on the Statement of Operations. Brokerage commissions paid to DST Securities, Inc. serve to reduce Transfer Agent Fees and Expenses. Brokerage commissions paid, fees reduced and the net fees paid to DST for the six month period ended June 30, 2004 are noted below.

                                         DST Securities, Inc.     Portfolio Expense         DST Systems
Portfolio                                  Commissions Paid           Reduction                Costs
-------------------------------------------------------------------------------------------------------
Janus Aspen Flexible
  Income Portfolio                                --                      --                 $2,053
-------------------------------------------------------------------------------------------------------

3. FEDERAL INCOME TAX

Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales, foreign currency transactions, net operating losses and capital loss carryovers.

The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers as of December 31, 2003 that may be available to offset future realized capital gains and thereby reduce future taxable gain distributions.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as of June 30, 2004 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/(depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

                                   Accumulated     Federal Tax     Unrealized       Unrealized    Net Appreciation
 Portfolio                        Capital Losses       Cost       Appreciation    (Depreciation)   /(Depreciation)
------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible
  Income Portfolio                --               $660,993,218   $10,156,928      $(9,160,232)     $996,696
------------------------------------------------------------------------------------------------------------------


                                           Janus Aspen Series  June 30, 2004  17

4. EXPENSES

Expenses are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

The Portfolio bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated pro rata to the Portfolio.

5. EXPENSE RATIOS

Listed below are the gross expense ratios for the Portfolio, absent the waiver of certain fees and offsets.

For the six month period ended
June 30, 2004 (unaudited)
and for each fiscal year ended
December 31                                      Institutional Shares                   |              Service Shares
Portfolio                             2004     2003     2002    2001     2000    1999   |    2004     2003     2002    2001    2000
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible                                                                    |
  Income Portfolio                    0.63%    0.64%    0.66%   0.67%    0.76%   0.72%  |   0.88%    0.89%    0.91%    0.91%   0.99%
------------------------------------------------------------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS

                                                                              Janus Aspen
For the six month period ended June 30, 2004 (unaudited)                    Flexible Income
and the fiscal year ended December 31, 2003                                    Portfolio
(all numbers in thousands)                                                2004           2003
-----------------------------------------------------------------------------------------------
Transactions in Portfolio Shares - Institutional Shares
  Shares sold                                                             2,647         14,669
  Reinvested dividends and distributions                                  1,474          2,279
-----------------------------------------------------------------------------------------------
Total                                                                     4,121         16,948
-----------------------------------------------------------------------------------------------
  Shares Repurchased                                                     (6,722)       (18,905)
Net Increase/(Decrease) in Portfolio Shares                              (2,601)        (1,957)
Shares Outstanding, Beginning of Period                                  46,119         48,076
-----------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                        43,518         46,119
-----------------------------------------------------------------------------------------------
Transactions in Portfolio Shares - Service Shares
  Shares sold                                                               519          1,587
  Reinvested dividends and distributions                                     82             79
-----------------------------------------------------------------------------------------------
Total                                                                       601          1,666
-----------------------------------------------------------------------------------------------
  Shares Repurchased                                                       (316)          (375)
Net Increase/(Decrease) in Portfolio Shares                                 285          1,291
Shares Outstanding, Beginning of Period                                   2,385          1,094
-----------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                         2,670          2,385
-----------------------------------------------------------------------------------------------


18  Janus Aspen Series  June 30, 2004

7. LEGAL MATTERS

In September 2003, the Securities and Exchange Commission ("SEC") and the Office of the New York State Attorney General ("NYAG") publicly announced that they were investigating trading practices in the mutual fund industry. The investigations were prompted by the NYAG's settlement with a hedge fund, Canary Capital, which allegedly engaged in irregular trading practices with certain mutual fund companies. While Janus Capital was not named as a defendant in the NYAG complaint against the hedge fund, Janus Capital was mentioned in the complaint as having allowed Canary Capital to "market time" certain Janus funds. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. The NYAG complaint alleged that this practice is in contradiction to policies stated in the prospectuses for certain Janus funds.

The investigations by the NYAG, the SEC, and certain other agencies, including the Colorado Division of Securities and the Colorado Attorney General ("COAG"), also sought to determine whether late trading occurred in mutual funds managed by Janus Capital. The term "late trading" generally refers to the practice of permitting or processing a fund purchase or redemption in a manner that improperly allows the current day's fund share price to be used for an order that was placed or improperly processed at a time following the deadline for obtaining that day's share price (normally, 4:00 p.m. (eastern time)). Because many mutual fund transactions are cleared and settled through financial intermediaries, Janus Capital cannot exclude the possibility that one or more intermediaries may have submitted improper or unauthorized late trade transactions to Janus Capital in violation of Janus Capital's agreements with those intermediaries.

Other documentation and information sought by various regulatory agencies, including the National Association of Securities Dealers, the West Virginia Attorney General, the Florida Department of Financial Services, the NYAG, the SEC, the COAG, the Colorado Division of Securities and one or more U.S. Attorney offices, relate to a variety of matters, including but not limited to: disclosure of portfolio holdings, trading by executives in fund shares, certain revenue sharing arrangements, information related to cash and non-cash compensation paid to brokers, trading by Janus Capital investment personnel in portfolio securities owned by certain Janus funds, information provided to the Trustees of certain Janus funds in connection with the review and approval of management contracts related to such Janus funds, information related to certain types of distribution and sales arrangements with brokers and other distributors of mutual fund products, and other topics related to the foregoing. The Janus funds,

Janus Capital Group Inc. and its subsidiaries have either complied with or intend to comply with these subpoenas and other document and information requests.

On April 27, 2004, Janus Capital announced agreements in principle with the NYAG, the COAG and the Colorado Division of Securities setting forth financial agreements and certain corporate governance and compliance initiatives that will be required by such regulators. Janus Capital also announced an agreement in principle with respect to monetary terms with the SEC, subject to the approval of the SEC Commissioners. Pursuant to such agreements, Janus Capital has agreed to pay $50 million in restoration to compensate investors for any adverse effects of frequent trading and $50 million in civil penalties. Janus Capital also agreed to reduce its management fees in the amount of $25 million a year for five years. Specific fee reductions, effective July 1, 2004, were determined on a fund-by-fund basis and were calculated using assets under management as of May 31, 2004. Therefore, the total reduction in revenue over a five-year period could be greater than or less than $125 million, depending on whether assets under management in the affected funds increase or decrease. Janus also agreed to make $1.2 million in other settlement-related payments required by the State of Colorado.

Subsequent to the initiation of the regulatory investigations, a number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals on behalf of Janus fund shareholders and shareholders of Janus Capital Group Inc. The factual allegations made in these actions are generally based on the NYAG complaint against Canary Capital and in general allege that Janus Capital allowed certain hedge funds and other investors to engage in "market timing" trades in certain Janus funds. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the federal securities laws; (ii) breach of fiduciary duties, as established by state common law or federal law, to the funds and/or individual investors; (iii) breach of contract; (iv) unjust enrichment; and (v) violations of Section 1962 of the Racketeering Influenced and Corrupt Organizations Act.

The "market timing" lawsuits include actions purportedly on behalf of a class of Janus fund investors, cases allegedly brought on behalf of the funds themselves, a case asserting claims both on behalf of an investor class and derivatively on behalf of the funds, cases brought on behalf of shareholders of Janus Capital Group Inc. on a derivative basis against the Board of Directors of Janus Capital Group Inc., purported ERISA actions against the managers of the Janus 401(k) plan, and a non-class "representative action" purportedly brought


                                           Janus Aspen Series  June 30, 2004  19
on behalf of the general public. The complaints also name various defendants. One or more Janus entities (Janus Capital Group Inc., Janus Capital Management LLC or Janus Capital Corporation) are named in every action. In addition, actions have been brought against Janus Investment Fund and/or one or more of the individual Janus funds, the Janus fund Trustees, officers of the Janus funds, officers of Janus Capital, officers of Janus Capital Group Inc., and directors of Janus Capital Group Inc.

The "market timing" lawsuits were filed in a number of state and federal jurisdictions. The Judicial Panel on Multidistrict Litigation has finally or conditionally transferred all but one of these actions to the United States District Court for the District of Maryland for coordinated proceedings. One action (alleging failure to adequately implement fair value pricing) has been remanded to state court in Madison County, Illinois and is not subject to the federal transfer procedures.

In addition to the "market timing" actions described above, civil lawsuits have been filed against Janus Capital challenging the investment advisory fees charged by Janus Capital to certain funds managed by Janus Capital.

Additional lawsuits may be filed against certain of the Janus funds, Janus Capital and related parties in the future. Janus Capital does not currently believe that any of the pending actions will materially affect its ability to continue to provide to the Funds the services it has agreed to provide.

8. SUBSEQUENT EVENT

On July 29, 2004, Janus Capital Group Inc. announced that a client of Janus Capital Management LLC ("Janus Capital") intends to redeem funds totaling approximately $4.7 billion by year end, subject to the approval by the client's board of directors. The majority of the assets to be redeemed are in the Institutional Share class of certain Portfolios within Janus Aspen Series. Janus Capital is working with the client to transfer the redeeming assets "in kind" to assist the affected Portfolios' managers in limiting the disruption to the Portfolios and minimizing potential transaction costs. The redemption is anticipated to occur by the end of the Portfolios' 2004 fiscal period. To the extent necessary, Janus Capital intends to voluntarily waive certain fees imposed on the Portfolios to limit the economic impact such redemptions might otherwise have on remaining shareholders of the affected Portfolios.


20  Janus Aspen Series  June 30, 2004

Explanations of Charts, Tables and Financial Statements (unaudited)

1. PERFORMANCE OVERVIEWS

The performance overview graph compares the performance of a hypothetical $10,000 investment in the Portfolio (from inception) with one widely used market index through June 30, 2004.

Average annual total returns are quoted for each class of the Portfolio. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.

When comparing the performance of the Portfolio with an index, keep in mind that market indices do not include brokerage commissions that would be incurred if you purchased the individual securities in the index. They also do not include taxes payable on dividends and interest or operating expenses incurred if you maintained a portfolio invested in the index.

2. SCHEDULE OF INVESTMENTS

Following the performance overview section is the Portfolio's Schedule of Investments. This schedule reports the industry concentrations and types of securities held in the Portfolio on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The market value of each security is quoted as of the last day of the reporting period. The values of securities denominated in foreign currencies are converted into U.S. dollars.

A summary of investments by country is provided if the Portfolio invested in foreign securities as of the reporting period. This summary reports the Portfolio's exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country in which the company is incorporated.

2A. FORWARD CURRENCY CONTRACTS

A table listing forward currency contracts follows the Portfolio's Schedule of Investments (if applicable). Forward currency contracts are agreements to deliver or receive a preset amount of currency at a future date. Forward currency contracts are used to hedge against foreign currency risk in the Portfolio's long-term holdings.

The table provides the name of the foreign currency, the settlement date of the contract, the amount of the contract, the value of the currency in U.S. dollars and the amount of unrealized gain or loss. The amount of unrealized gain or loss reflects the change in currency exchange rates from the time the contract was opened to the last day of the reporting period.

2B. FUTURES

A table listing futures contracts follows the Portfolio's Schedule of Investments (if applicable). Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. Futures are used to hedge against adverse movements in securities prices, currency risk or interest rates.

The table provides the name of the contract, number of contracts held, the expiration date, the principal amount, value and the amount of unrealized gain or loss. The amount of unrealized gain or loss reflects the marked to market amount for the last day of the reporting period.

3. STATEMENT OF ASSETS AND LIABILITIES

This statement is often referred to as the "balance sheet." It lists the assets and liabilities of the Portfolio on the last day of the reporting period.

The Portfolio's assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on stocks owned and the receivable for Portfolio shares sold to investors but not yet settled. The Portfolio's liabilities include payables for securities purchased but not yet settled, Portfolio shares redeemed but not yet paid and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section titled "Net Assets Consist of" breaks down the components of the Portfolio's net assets. Because the Portfolio must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last line of this statement reports the Portfolio's net asset value ("NAV") per share on the last day of the reporting period for each class of the Portfolio. The NAV is calculated by dividing the Portfolio's net assets (assets minus liabilities) by the number of shares outstanding.


                                           Janus Aspen Series  June 30, 2004  21

4. STATEMENT OF OPERATIONS

This statement details the Portfolio's income, expenses, gains and losses on securities and currency transactions, and appreciation or depreciation of current Portfolio holdings.

The first section in this statement, titled "Investment Income," reports the dividends earned from stocks and interest earned from interest-bearing securities in the Portfolio.

The next section reports the expenses and expense offsets incurred by the Portfolio, including the advisory fee paid to the investment adviser and transfer agent fees.

The last section lists the increase or decrease in the value of securities held in the Portfolio. The Portfolio realizes a gain (or loss) when it sells its position in a particular security. An unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Portfolio during the reporting period. "Net Realized and Unrealized Gain/ (Loss) on Investments" is affected both by changes in the market value of Portfolio holdings and by gains (or losses) realized during the reporting period.

5. STATEMENT OF CHANGES IN NET ASSETS

This statement reports the increase or decrease in the Portfolio's net assets during the reporting period. Changes in the Portfolio's net assets are attributable to investment operations, dividends, distributions and capital share transactions. This is important to investors because it shows exactly what caused the Portfolio's net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Portfolio's investment performance. The Portfolio's net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends in cash, money is taken out of the Portfolio to pay the distribution. If investors reinvest their dividends, the Portfolio's net assets will not be affected. If you compare the Portfolio's "Net Decrease from Dividends and Distributions" to the "Reinvested dividends and distributions," you will notice that dividend distributions had little effect on the Portfolio's net assets. This is because the majority of Janus investors reinvest their distributions.

The reinvestment of dividends is included under "Capital Share Transactions." "Capital Shares" refers to the money investors contribute to the Portfolio through purchases or withdrawals via redemptions. The Portfolio's net assets will increase and decrease in value as investors purchase and redeem shares from the Portfolio.

6. FINANCIAL HIGHLIGHTS

This schedule provides a per-share breakdown of the components that affect the Portfolio's NAV for current and past reporting periods for each class of the Portfolio. Not only does this table provide you with total return, it also reports total distributions, asset size, expense ratios and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income per share, which comprises dividends and interest income earned on securities held by the Portfolio. Following is the total of gains, realized and unrealized. Dividends and distributions are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the average annual total return reported the last day of the period.

Also included are the expense ratios, or the percentage of net assets that was used to cover operating expenses during the period. Expense ratios vary for a number of reasons, including the differences in management fees, the frequency of dividend payments and the extent of foreign investments, which entail greater transaction costs.

The Portfolio's expenses may be reduced through expense-reduction arrangements. These arrangements may include the use of brokerage commissions, uninvested cash balances earning interest or balance credits. The Statement of Operations reflects total expenses before any such offset, the amount of offset and the net expenses. The expense ratios listed in the Financial Highlights reflect total expenses prior to any expense offset (gross expense ratio) and after the expense offsets (net expense ratio). Both expense ratios reflect expenses after waivers (reimbursements), if applicable.

The ratio of net investment income/(loss) summarizes the income earned less expenses divided by the average net assets of the Portfolio during the reporting period. Don't confuse this ratio with the Portfolio's yield. The net investment income ratio is not a true measure of the Portfolio's yield because it doesn't take into account the dividends distributed to the Portfolio's investors.

The next ratio is the portfolio turnover rate, which measures the buying and selling activity in a Portfolio. Portfolio turnover is affected by market conditions, changes in the size of a Portfolio, the nature of the Portfolio's investments and the investment style of the portfolio manager. A 100% rate implies that an amount equal to the value of the entire portfolio is turned over in a year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the portfolio is traded every six months.


22  Janus Aspen Series  June 30, 2004

Notes










                                           Janus Aspen Series  June 30, 2004  23

Notes










24  Janus Aspen Series  June 30, 2004

Notes










                                           Janus Aspen Series  June 30, 2004  25

Janus provides access to a wide range of investment disciplines.
--------------------------------------------------------------------------------

Growth & Core

Janus growth portfolios focus on companies believed to be the leaders in their respective industries, with solid management teams, expanding market share, margins and efficiencies. Janus core portfolios seek investments in more stable and predictable companies. These portfolios look for a strategic combination of steady growth and for certain portfolios, some degree of income.

International & Global

Janus international and global portfolios seek to leverage Janus' research capabilities by taking advantage of inefficiencies in foreign markets, where accurate information and analytical insight are often at a premium.

Value

Janus value portfolios invest in companies they believe are poised for a turnaround or are trading at a significant discount to fair value. The goal is to gain unique insight into a company's true value and identify and evaluate potential catalysts that may unlock shareholder value.

Risk-Managed

Janus risk-managed portfolios seek to outperform their respective indices while maintaining a risk profile equal to or lower than the index itself. Managed by INTECH, these portfolios use a mathematical process in an attempt to build a more "efficient" portfolio than the index.

Fixed Income

Janus income portfolios attempt to provide less risk relative to equities while seeking to deliver a competitive total return through high current income and appreciation.


For more information, contact your investment professional or go to www.janus.com.

        [LOGO] JANUS CAPITAL  |  151 Detroit Street
                       Group  |  Denver, CO 80206
                              |  1-800-525-1068


This material must be preceded or accompanied by a prospectus.
Portfolio distributed by Janus Distributors LLC (7/04)

C-0704-186                                                      109-24-705 08-04

                                                          ----------------------
                                                          2004 Semiannual Report
                                                          ----------------------

Janus Aspen Series
--------------------------------------------------------------------------------
      Janus Aspen Foreign Stock Portfolio

                                                            [LOGO] JANUS CAPITAL
                                                                           Group

Table of Contents

Schedule of Investments ...................................................    3
Statement of Assets and Liabilities .......................................    4
Statement of Operations ...................................................    5
Statement of Changes in Net Assets ........................................    6
Financial Highlights ......................................................    7
Notes to Schedule of Investments ..........................................    8
Notes to Financial Statements .............................................    9
Explanations of Charts, Tables and Financial Statements ...................   16

Janus Aspen Foreign Stock Portfolio
(unaudited)
                                                  Portfolio Manager - Jason Yee

Performance

================================================================================
Average Annual Total Return - for the periods ended June 30, 2004
--------------------------------------------------------------------------------

[MOUNTAIN CHART OMITTED]

Initial Investment of $10,000

                      Janus Aspen Foreign Stock      Morgan Stanley Capital
                      Portfolio - Service Shares     International EAFE(R)
                                                            Index
  5/1/2001*                    $10,000                     $10,000
05/31/2001                     $10,010                     $ 9,647
06/30/2001                     $ 9,910                     $ 9,253
07/31/2001                     $ 9,820                     $ 9,084
08/31/2001                     $ 9,710                     $ 8,854
09/30/2001                     $ 8,790                     $ 7,957
10/31/2001                     $ 9,360                     $ 8,161
11/30/2001                     $10,150                     $ 8,462
12/31/2001                     $10,497                     $ 8,512
01/31/2002                     $10,417                     $ 8,060
02/28/2002                     $10,577                     $ 8,116
03/31/2002                     $11,438                     $ 8,595
04/30/2002                     $11,568                     $ 8,612
05/31/2002                     $11,608                     $ 8,721
06/30/2002                     $10,848                     $ 8,374
07/31/2002                     $ 9,840                     $ 7,547
08/31/2002                     $ 9,769                     $ 7,530
09/30/2002                     $ 8,792                     $ 6,722
10/31/2002                     $ 8,781                     $ 7,083
11/30/2002                     $ 9,437                     $ 7,404
12/31/2002                     $ 9,094                     $ 7,155
01/31/2003                     $ 8,610                     $ 6,857
02/28/2003                     $ 7,935                     $ 6,699
03/31/2003                     $ 7,793                     $ 6,568
04/30/2003                     $ 8,751                     $ 7,211
05/31/2003                     $ 9,326                     $ 7,648
06/30/2003                     $ 9,501                     $ 7,833
 7/31/2003                     $ 9,999                     $ 8,023
 8/31/2003                     $10,628                     $ 8,216
09/30/2003                     $10,628                     $ 8,470
10/31/2003                     $11,369                     $ 8,998
11/30/2003                     $11,704                     $ 9,198
12/31/2003                     $12,130                     $ 9,916
 1/31/2004                     $12,425                     $10,056
 2/29/2004                     $12,739                     $10,289
 3/31/2004                     $12,831                     $10,346
 4/30/2004                     $12,790                     $10,112
 5/31/2004                     $12,800                     $10,134
 6/30/2004                     $13,342                     $10,369


                                                Fiscal      One         Since
                                             Year-to-Date   Year      Inception*
--------------------------------------------------------------------------------
Janus Aspen Foreign Stock Portfolio
- Service Shares                                 9.99%      40.43%       9.54%
--------------------------------------------------------------------------------
Morgan Stanley Capital International
EAFE(R)Index                                     4.56%      32.37%       1.15%
--------------------------------------------------------------------------------
================================================================================

Data presented represents past performance, which is no guarantee of future results. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, current performance may be higher or lower than the performance shown. Call 1-800-525-1068 or visit www.janus.com for current month end performance.

See Notes to Schedule of Investments for index definitions.

Total return includes reinvestment of net dividends, distributions and capital gains. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Net dividends reinvested are the dividends that remain to be reinvested after foreign tax obligations have been met. Such obligations vary from country to country.

Returns have sustained significant gains and losses due to market volatility in the consumer discretionary and industrials sectors.

These returns do not reflect the charges and expenses of any particular insurance product or qualified plan.

* The Portfolio's inception date - May 1, 2001

Portfolio Strategy
--------------------------------------------------------------------------------
Invests at least 80% of its net assets in common stocks of companies of any size located in at least five different countries, excluding the United States with the potential for long-term growth of capital using a "value" approach. The "value" approach the portfolio manager uses emphasizes investments in companies he believes are undervalued relative to their intrinsic worth.

Portfolio Asset Mix - (% of Net Assets)
--------------------------------------------------------------------------------
[PIE CHART OMITTED]

Preferred Foreign Stock - 2.4%
Cash and Cash Equivalents - 21.3%
Common Stock - Foreign - 76.3%

                                                            Number of Stocks: 31
                                                          Top 10 Equities: 38.9%


                                            Janus Aspen Series  June 30, 2004  1

Top 10 Equity Holdings - (% of Net Assets)
--------------------------------------------------------------------------------
                                             June 30, 2004    December 31, 2003
Tyco International, Ltd.
  (New York Shares)                               5.7%              5.6%
FKI PLC                                           5.5%              6.3%
Nipponkoa Insurance Company, Ltd.                 5.4%              8.0%
Smiths Group PLC                                  4.5%              2.7%
Millea Holdings, Inc.                             3.5%               --
Nippon Broadcasting System, Inc.                  3.3%              6.3%
Reed Elsevier N.V.                                2.8%               --
Takeda Chemical Industries, Ltd.                  2.8%               --
Nestle S.A.                                       2.7%              2.1%
Diageo PLC                                        2.7%              1.5%
--------------------------------------------------------------------------------


Top Industries - Portfolio vs. Index (% of Net Assets)
--------------------------------------------------------------------------------

[BAR CHART OMITTED]

                                                              Morgan Stanley
                                      Janus Aspen Foreign  Capital International
                                        Stock Portfolio        EAFE(R) Index
--------------------------------------------------------------------------------
Diversified Operations                      10.2%                  0.7%
Property and Casualty Insurance              8.9%                  0.7%
Miscellaneous Manufacturing                  5.5%                  0.0%
Medical - Drugs                              4.3%                  7.6%
Chemicals - Specialty                        3.7%                  0.3%
--------------------------------------------------------------------------------

Top Countries - (% of Net Assets)
--------------------------------------------------------------------------------

[BAR CHART OMITTED]

                                                  Janus Aspen Foreign
                                                    Stock Portfolio
--------------------------------------------------------------------------------
Japan                                                    21.9%
United Kingdom                                           18.0%
Netherlands                                              11.8%
Switzerland                                               6.4%
Bermuda                                                   5.7%
--------------------------------------------------------------------------------
See "Explanations of Charts, Tables and Financial Statements."

Effective May 1, 2004, Janus Aspen International Value Portfolio changed its name to Janus Aspen Foreign Stock Portfolio.

This Portfolio is designed for long-term investors who can accept the special risks associated with value investing and having significant exposure to foreign markets (which include risks such as currency fluctuation and political uncertainty).

A "nondiversified" portfolio has the ability to take larger positions in a smaller number of issuers than a "diversified" portfolio. Nondiversified portfolios may experience greater price volatility.

Due to recent market volatility, the Portfolio may have an increased position in cash for temporary defensive purposes.

The Portfolio may differ significantly from the securities held in the index. The index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio.

Janus Capital Management LLC has contractually agreed to waive the Portfolio's total operating expenses to the levels indicated in the prospectus until at least May 1, 2006. Without such waivers total returns would have been lower.


2  Janus Aspen Series  June 30, 2004

Schedule of Investments (unaudited)

                                                                         Market
Shares or Principal Amount                                               Value
================================================================================
Common Stock - 76.3%
Advertising Services - 2.3%
          32,348  WPP Group PLC ....................................$   328,513
Beverages - Wine and Spirits - 2.7%
          29,156  Diageo PLC .......................................    393,121
Brewery - 2.7%
          11,935  Heineken N.V .....................................    392,204
Cable Television - 2.3%
          19,898  Shaw Communications, Inc. - Class B ..............    331,992
Chemicals - Diversified - 1.2%
           4,792  Akzo Nobel N.V ...................................    176,246
Chemicals - Specialty - 3.7%
             457  Givaudan S.A .....................................    264,552
           3,325  Syngenta A.G* ....................................    278,765
                                                                        543,317
Cosmetics and Toiletries - 2.6%
          30,000  Shiseido Company, Ltd ............................    378,042
Diversified Operations - 10.2%
          49,123  Smiths Group PLC .................................    665,016
          25,005  Tyco International, Ltd. (New York Shares) .......    828,665
                                                                      1,493,681
Electronic Components - Miscellaneous - 2.1%
          11,172  Koninklijke (Royal) Philips Electronics N.V ......    300,800
Food - Diversified - 2.7%
           1,510  Nestle S.A .......................................    402,699
Home Decoration Products - 2.4%
           7,278  Hunter Douglas N.V ...............................    354,191
Hotels and Motels - 3.1%
           2,803  Accor S.A ........................................    118,302
          12,630  Fairmont Hotels & Resorts, Inc.
                  (New York Shares) ................................    340,379
                                                                        458,681
Machinery - Pumps - 1.9%
           6,941  Pfeiffer Vacuum Technology A.G ...................    282,899
Medical - Drugs - 4.3%
          11,433  GlaxoSmithKline PLC ..............................    231,388
           9,200  Takeda Chemical Industries, Ltd ..................    403,868
                                                                        635,256
Miscellaneous Manufacturing - 5.5%
         359,168  FKI PLC ..........................................    799,532
Multimedia - 2.6%
          13,856  Vivendi Universal S.A.* ..........................    384,360
Oil Companies - Integrated - 2.9%
          23,982  BP PLC ...........................................    211,803
           1,072  Total S.A. - Class B .............................    204,375
                                                                        416,178
Property and Casualty Insurance - 8.9%
              35  Millea Holdings, Inc .............................    519,635
         123,000  Nipponkoa Insurance Company, Ltd .................    789,075
                                                                      1,308,710
Publishing - Books - 2.8%
          29,225  Reed Elsevier N.V ................................    410,322
Publishing - Newspapers - 1.1%
          67,969  Independent News & Media PLC .....................    162,081
Publishing - Periodicals - 0.6%
           5,145  Wolters Kluwer N.V ...............................     93,394
Radio - 3.3%
           9,500  Nippon Broadcasting System, Inc ..................    479,723
Rubber/Plastic Products - 1.8%
          15,000  Tenma Corp .......................................    264,492
Toys - 2.6%
           3,200  Nintendo Company, Ltd ............................    370,985
--------------------------------------------------------------------------------
Total Common Stock (cost $8,316,530) ............................... 11,161,419
--------------------------------------------------------------------------------
Preferred Stock - 2.4%
Soap and Cleaning Preparations - 2.4%
           4,156  Henkel KGaA (cost $298,521) ......................    354,959
--------------------------------------------------------------------------------
Short-Term U.S. Government Agencies - 20.5%
                  Fannie Mae
   $   3,000,000   1.25%, 7/1/04
                  (amortized cost $3,000,000) ......................  3,000,000
--------------------------------------------------------------------------------
Total Investments (total cost $11,615,051) - 99.2% ................. 14,516,378
--------------------------------------------------------------------------------
Cash, Receivables and Other Assets, net of Liabilities -- 0.8% .....    116,444
--------------------------------------------------------------------------------
Net Assets - 100% ..................................................$14,632,822
--------------------------------------------------------------------------------

Summary of Investments by Country, June 30, 2004

                                                            % of Investment
Country                                   Market Value          Securities
--------------------------------------------------------------------------------
Bermuda                                   $    828,666             5.7%
Canada                                         672,370             4.6%
France                                         707,037             4.9%
Germany                                        637,858             4.4%
Ireland                                        162,081             1.1%
Japan                                        3,205,820            22.1%
Netherlands                                  1,727,157            11.9%
Switzerland                                    946,016             6.5%
United Kingdom                               2,629,373            18.1%
United States++                              3,000,000            20.7%
--------------------------------------------------------------------------------
Total                                    $  14,516,378           100.0%

++    Includes Short-Term Securities (0% excluding Short-Term Securities)

See Notes to Schedule of Investments and Financial Statements.


                                            Janus Aspen Series  June 30, 2004  3

Statement of Assets and Liabilities


As of June 30, 2004 (unaudited)                                     Janus Aspen
(all numbers in thousands except                                   Foreign Stock
net asset value per share)                                         Portfolio (1)
--------------------------------------------------------------------------------
Assets:
  Investments at cost                                                  $ 11,615
  Investments at value                                                 $ 14,516
    Cash                                                                     45
    Receivables:
      Investments sold                                                       38
      Portfolio shares sold                                                  17
      Dividends                                                              41
      Other Assets                                                           --
--------------------------------------------------------------------------------
Total Assets                                                             14,657
--------------------------------------------------------------------------------
Liabilities:
  Payables:
    Portfolio shares repurchased                                             --
    Advisory fees                                                             9
    Transfer agency fees and expenses                                        --
    Distribution fees - Service Shares                                        3
  Accrued expenses                                                           12
--------------------------------------------------------------------------------
Total Liabilities                                                            24
--------------------------------------------------------------------------------
Net Assets                                                             $ 14,633
--------------------------------------------------------------------------------
Net Assets Consist of:
  Capital (par value and paid-in surplus)*                             $ 12,117
  Undistributed net investment income/(loss)*                                 6
  Undistributed net realized gain/(loss) from investments
    and foreign currency transactions*                                     (391)
  Unrealized appreciation/(depreciation) of investments
    and foreign currency translations                                     2,901
--------------------------------------------------------------------------------
Total Net Assets                                                       $ 14,633
--------------------------------------------------------------------------------
Net Assets - Service Shares                                            $ 14,633
    Shares Outstanding, $0.001 Par Value (unlimited shares
      authorized)                                                         1,115
--------------------------------------------------------------------------------
    Net Asset Value Per Share                                          $  13.12

*     See Note 3 in Notes to Financial Statements.
(1)   Formerly named Janus Aspen International Value Portfolio.

See Notes to Financial Statements.


4  Janus Aspen Series  June 30, 2004

Statement of Operations

                                                                    Janus Aspen
For the six month period ended June 30, 2004 (unaudited)           Foreign Stock
(all numbers in thousands)                                         Portfolio (1)
--------------------------------------------------------------------------------
Investment Income:
  Interest                                                              $    12
  Dividends                                                                 123
  Foreign tax withheld                                                      (14)
--------------------------------------------------------------------------------
Total Investment Income                                                     121
--------------------------------------------------------------------------------
Expenses:
  Advisory fees                                                              38
  Transfer agent fees and expenses                                            1
  Registration                                                               --
  Custodian fees                                                              9
  Audit fees                                                                  7
  Trustees' fees and expenses                                                --
  Distribution fees - Service Shares                                         15
  Legal                                                                       6
  System fees                                                                10
  Other expenses                                                              3
--------------------------------------------------------------------------------
Total Expenses                                                               89
Expense and Fee Offsets                                                      --
Net Expenses                                                                 89
Excess Expense Reimbursement                                                 (1)
Net Expenses After Reimbursement                                             88
Net Investment Income/(Loss)                                                 33
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments:
  Net realized gain/(loss) from securities transactions                     250
  Net realized gain/(loss) from foreign currency transactions              (223)
  Change in net unrealized appreciation/(depreciation) of investments
    and foreign currency translations                                     1,033
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments                    1,060
Net Increase/(Decrease) in Net Assets Resulting from Operations         $ 1,093
--------------------------------------------------------------------------------

(1)   Formerly named Janus Aspen International Value Portfolio.

See Notes to Financial Statements.


                                            Janus Aspen Series  June 30, 2004  5

Statement of Changes in Net Assets

                                                                          Janus Aspen
For the six month period ended June 30, 2004 (unaudited)                 Foreign Stock
and for the fiscal year ended December 31, 2003                          Portfolio (1)
(all numbers in thousands)                                            2004            2003
---------------------------------------------------------------------------------------------
Operations:
  Net investment income/(loss)                                       $     33       $     27
  Net realized gain/(loss) from investment
    and foreign currency transactions                                      27            (96)
  Change in unrealized net appreciation/(depreciation)
    of investments and foreign currency translations                    1,033          2,208
---------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations         1,093          2,139
---------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
  Net investment income*
    Service Shares                                                        (27)           (30)
  Net realized gain from investment transactions*
    Service Shares                                                         --             --
  Return of Capital*
    Service Shares                                                         --            (13)
---------------------------------------------------------------------------------------------
Net Decrease from Dividends and Distributions                             (27)           (43)
---------------------------------------------------------------------------------------------
Capital Share Transactions:
  Shares sold
    Service Shares                                                      5,858          6,444
  Reinvested dividends and distributions
    Service Shares                                                         27             43
  Shares repurchased
    Service Shares                                                       (799)        (6,071)
---------------------------------------------------------------------------------------------
Net Increase/(Decrease) from Capital Share Transactions                 5,086            416
---------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                                   6,152          2,512
Net Assets:
  Beginning of period                                                   8,481          5,969
---------------------------------------------------------------------------------------------
  End of period                                                      $ 14,633       $  8,481
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
Undistributed net investment income/(loss)*                          $      6       $      --
---------------------------------------------------------------------------------------------
Purchases and Sales of Investment Securities: (excluding
  short-term securities)
    Purchases of securities                                          $  4,181       $  1,866
    Proceeds from sales of securities                                     698          2,423
    Purchases of long-term U.S. Government obligations                     --             --
    Proceeds from sales of long-term U.S. Government obligations           --             --

*     See Note 3 in Notes to Financial Statements.
(1)   Formerly named Janus Aspen International Value Portfolio.

See Notes to Financial Statements.


6  Janus Aspen Series  June 30, 2004

Financial Highlights

Service Shares
For a share outstanding during the
six month period ended June 30, 2004 (unaudited)                                Janus Aspen Foreign Stock Portfolio (1)
and through each fiscal year or period ended December 31                2004             2003             2002             2001(2)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                $    11.95        $     9.00        $    10.49       $    10.00
------------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                             .03               .06                --              .01
  Net gain/(loss) on securities (both realized and unrealized)            1.16              2.95             (1.41)             .49
------------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                          1.19              3.01             (1.41)             .50
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*                                 (.02)             (.04)               --             (.01)
  Distributions (from capital gains)*                                       --                --              (.08)              --
  Tax return of capital*                                                    --              (.02)               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                       (.02)             (.06)             (.08)            (.01)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                      $    13.12        $    11.95        $     9.00       $    10.49
------------------------------------------------------------------------------------------------------------------------------------
Total Return**                                                            9.99%            33.39%           (13.37)%           4.97%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)                            $   14,633        $    8,481        $    5,969       $    2,108
Average Net Assets for the Period (in thousands)                    $   11,853        $    6,758        $    3,989       $    1,947
Ratio of Gross Expenses to Average Net Assets*** (3)                      1.50%             1.50%             1.50%            1.50%
Ratio of Net Expenses to Average Net Assets*** (3)                        1.50%             1.50%             1.50%            1.50%
Ratio of Net Investment Income/(Loss) to Average Net Assets***            0.55%             0.40%            (0.09)%           0.10%
Portfolio Turnover Rate***                                                  15%               31%              106%            0.10%

*     See Note 3 in Notes to Financial Statements.
**    Total return not annualized for periods of less than one full year.
***   Annualized for periods of less than one full year.
(1)   Formerly named Janus Aspen International Value Portfolio.
(2)   Fiscal period from May 1, 2001 (inception date) to December 31, 2001.
(3)   See Note 5 in Notes to Financial Statements.

See Notes to Financial Statements.


                                            Janus Aspen Series  June 30, 2004  7

Notes to Schedule of Investments (unaudited)

Morgan Stanley Capital          Is a market capitalization weighted
International EAFE(R) Index     index composed of companies
                                representative of the market structure
                                of 21 Developed Market countries in
                                Europe, Australasia and the Far East.

New York Shares                 Securities of foreign companies
                                trading on the New York Stock Exchange

PLC                             Public Limited Company

*     Non-income-producing security.


8  Janus Aspen Series  June 30, 2004

Notes to Financial Statements (unaudited)

The following section describes organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout this report. In addition, the Notes to Financial Statements explain the methods used in preparing and presenting this report.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Janus Aspen Foreign Stock Portfolio (formerly Janus Aspen International Value Portfolio) (the "Portfolio") is a series fund. The Portfolio is part of Janus Aspen Series (the "Trust"), which was organized as a Delaware Trust (now called a Delaware statutory trust) on May 20, 1993 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Trust offers seventeen portfolios or series of shares with differing investment objectives and policies. The Portfolio invests primarily in equity securities. The Portfolio is classified as nondiversified. The Portfolio is a no-load investment.

The Portfolio currently offers one class of shares: Service Shares. The class is issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance contracts (collectively "variable insurance contracts"), as well as certain qualified retirement plans.

The following accounting policies have been consistently followed by the Trust and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

Investment Valuation

Securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers making a market for such securities or by a pricing service approved by the Portfolio's Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Currently, foreign securities and currencies are converted to U.S. dollars using the applicable rate in effect as of 1:00 p.m. (New York time). It is anticipated that sometime during the third calendar quarter, the conversion to U.S. dollars will use the applicable rate in effect as of the close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or are deemed not to be reliable because events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the closing of the NYSE, then their fair value is determined in good faith under procedures established by and under the supervision of the Portfolio's Trustees. The Portfolio may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of the foreign exchanges and the close of the NYSE.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Foreign Currency Translations

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to security transactions and income.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

When-issued Securities

The Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolio is required to hold liquid assets as collateral with the Portfolio's custodian sufficient to cover the purchase price.


                                            Janus Aspen Series  June 30, 2004  9

Initial Public Offerings

The Portfolio may invest in initial public offerings ("IPOs"). The Portfolio's performance may be significantly affected, positively or negatively, by investments in IPOs. IPOs and other investment techniques may have a magnified performance impact on a portfolio with a small asset base. The Portfolio may not experience similar performance as its assets grow.

Restricted Security Transactions

Restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolio to sell a security at a fair price and may substantially delay the sale of the security which the Portfolio seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Dividend Distributions

The Portfolio generally makes semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains, if any. The majority of dividends and capital gains distributions from the Portfolio will be automatically reinvested into additional shares of the Portfolio.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements as the Portfolio intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

Proxy Voting

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to their portfolio securities is available (i) without charge, upon request, by calling 1-800-525-1068 (toll free); (ii) on the Portfolio's website at www.janus.com; and (iii) on the SEC's website at http://www.sec.gov. at www.sec.gov.

Starting in August 2004, the Portfolio's proxy voting record for the one-year period ending each June 30th will be available through www.janus.com and from the SEC through the SEC's website at http://www.sec.gov.

2. INVESTMENT ADVISORY AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

Janus Capital is the investment adviser to the Portfolio. The Portfolio was subject to advisory fees payable to Janus Capital based upon an annual rate of 0.65% of average daily net assets. Effective July 1, 2004, the advisory fee annual rate was reduced from 0.65% to 0.64% of average daily net assets. The advisory fee is calculated daily and paid monthly.

Janus Capital has agreed to reimburse the Portfolio by the amount if any, that the normal operating expenses in any fiscal year, including the investment advisory fee but excluding the distribution fee applicable to Service Shares, brokerage commissions, interest, taxes and extraordinary expenses, exceed an annual rate of 1.25% of the average daily net assets of the Portfolio. Effective July 1, 2004, the annual rate was reduced from 1.25% to 1.24% of average daily net assets.

Janus Services LLC, a wholly-owned subsidiary of Janus Capital, receives certain out-of-pocket expenses for transfer agent services.

Certain officers and trustees of the Portfolio may also be officers and/or directors of Janus Capital; however, such officers and trustees receive no compensation from the Portfolio.

Janus Distributors LLC, a wholly-owned subsidiary of Janus Capital, is a distributor of the Portfolio. Service Shares have adopted a Distribution and Shareholder Servicing Plan (the "Plan") pursuant to Rule 12b-1 under The 1940 Act. The Plan authorizes payments by the Portfolio in connection with the distribution of Service Shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of Service Share's average daily net assets.

The Portfolio's expenses may be reduced by voluntary brokerage credits from affiliated or unaffiliated brokers or expense offsets from an unaffiliated custodian. Such credits or offsets are included in Expense and Fee Offsets on the Statement of Operations. Brokerage commissions paid to the brokers reduce Transfer Agent Fees and Expenses. Custodian credits reduce Custodian Fees. The Portfolio could have employed the assets used by the broker and/or custodian to produce income if it had not entered into an expense offset arrangement.


10  Janus Aspen Series  June 30, 2004

DST Systems, Inc. ("DST"), an affiliate prior to June 16, 2004 of Janus Capital Group Inc. ("JCGI"), parent to the Portfolio's adviser, provides a shareholder accounting system to the Portfolio for a fee. As of December 1, 2003, following a share exchange transaction in which JCGI exchanged 32.3 million shares of its holdings of DST common stock for all of the stock of a wholly-owned subsidiary of DST, JCGI owned approximately 9% of the outstanding common shares of DST. As of June 16, 2004, JCGI sold its remaining shares of common stock of DST. As a result, JCGI does not own any shares of DST common stock. DST fees are included in Transfer Agent Fees and Expenses on the Statement of Operations. Brokerage commissions paid to DST Securities, Inc. serve to reduce Transfer Agent Fees and Expenses. Brokerage commissions paid, fees reduced and the net fees paid to DST for the six month period ended June 30, 2004 are noted below.

                                                  DST Securities, Inc.    Portfolio Expense     DST Systems
Portfolio                                           Commissions Paid          Reduction            Costs
---------------------------------------------------------------------------------------------------------------
Janus Aspen Foreign Stock Portfolio(1)                   --                     --           $   1,230
---------------------------------------------------------------------------------------------------------------

(1)   Formerly named Janus Aspen International Value Portfolio.


                                           Janus Aspen Series  June 30, 2004  11

3. FEDERAL INCOME TAX

Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales, foreign currency transactions, net operating losses and capital loss carryovers.

The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers as of December 31, 2003 that may be available to offset future realized capital gains and thereby reduce future taxable gain distributions. These carryovers expire between December 31, 2010 and December 31, 2011.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as of June 30, 2004 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/(depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.


Fund                     Accumulated       Federal Tax       Unrealized      Unrealized     Net Appreciation
                        Capital Losses        Cost          Appreciation    (Depreciation)  /(Depreciation)
------------------------------------------------------------------------------------------------------------
Janus Aspen Foreign      $  (629,801)      $11,616,455      $ 2,900,547      $      (624)      $ 2,899,923
  Stock Portfolio(1)
------------------------------------------------------------------------------------------------------------

(1)   Formerly named Janus Aspen International Value Portfolio.

4. EXPENSES

The Portfolio bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated pro rata to the Portfolio.

5. EXPENSE RATIOS

Listed below are the gross expense ratios for the Portfolio, absent the waiver of certain fees and offsets.

For the six month period ended
June 30, 2004 (unaudited) and for
each fiscal year or period ended December 31                          Service Shares
Portfolio                                            2004             2003             2002             2001(2)
================================================================================================================
Janus Aspen Foreign Stock Portfolio(1)               1.52%            1.89%            2.54%            3.62%
---------------------------------------------------------------------------------------------------------------

(1)   Formerly named Janus Aspen International Value Portfolio.
(2)   Fiscal period from May 1, 2001 (inception date) to December 31, 2001.


12  Janus Aspen Series  June 30, 2004

6. CAPITAL SHARE TRANSACTIONS

                                                                Janus Aspen
For the six month period ended June 30, 2004 (unaudited)       Foreign Stock
and the fiscal year ended December 31, 2003                     Portfolio(1)
(all numbers in thousands)                                    2004        2003
================================================================================
Transactions in Portfolio Shares - Service Shares
  Shares sold                                                  467          688
  Reinvested dividends and distributions                         2            5
--------------------------------------------------------------------------------
Total                                                          469          693
--------------------------------------------------------------------------------
  Shares Repurchased                                           (64)        (646)
Net Increase/(Decrease) in Portfolio Shares                    405           47
Shares Outstanding, Beginning of Period                        710          663
--------------------------------------------------------------------------------
Shares Outstanding, End of Period                            1,115          710
--------------------------------------------------------------------------------

(1)   Formerly named Janus Aspen International Value Portfolio.


                                           Janus Aspen Series  June 30, 2004  13

7. LEGAL MATTERS

In September 2003, the Securities and Exchange Commission ("SEC") and the Office of the New York State Attorney General ("NYAG") publicly announced that they were investigating trading practices in the mutual fund industry. The investigations were prompted by the NYAG's settlement with a hedge fund, Canary Capital, which allegedly engaged in irregular trading practices with certain mutual fund companies. While Janus Capital was not named as a defendant in the NYAG complaint against the hedge fund, Janus Capital was mentioned in the complaint as having allowed Canary Capital to "market time" certain Janus funds. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. The NYAG complaint alleged that this practice is in contradiction to policies stated in the prospectuses for certain Janus funds.

The investigations by the NYAG, the SEC, and certain other agencies, including the Colorado Division of Securities and the Colorado Attorney General ("COAG"), also sought to determine whether late trading occurred in mutual funds managed by Janus Capital. The term "late trading" generally refers to the practice of permitting or processing a fund purchase or redemption in a manner that improperly allows the current day's fund share price to be used for an order that was placed or improperly processed at a time following the deadline for obtaining that day's share price (normally, 4:00 p.m. (eastern time)). Because many mutual fund transactions are cleared and settled through financial intermediaries, Janus Capital cannot exclude the possibility that one or more intermediaries may have submitted improper or unauthorized late trade transactions to Janus Capital in violation of Janus Capital's agreements with those intermediaries.

Other documentation and information sought by various regulatory agencies, including the National Association of Securities Dealers, the West Virginia Attorney General, the Florida Department of Financial Services, the NYAG, the SEC, the COAG, the Colorado Division of Securities and one or more U.S. Attorney offices, relate to a variety of matters, including but not limited to: disclosure of portfolio holdings, trading by executives in fund shares, certain revenue sharing arrangements, information related to cash and non-cash compensation paid to brokers, trading by Janus Capital investment personnel in portfolio securities owned by certain Janus funds, information provided to the Trustees of certain Janus funds in connection with the review and approval of management contracts related to such Janus funds, information related to certain types of distribution and sales arrangements with brokers and other distributors of mutual fund products, and other topics related to the foregoing. The Janus funds, Janus Capital Group Inc. and its subsidiaries have either complied with or intend to comply with these subpoenas and other document and information requests.

On April 27, 2004, Janus Capital announced agreements in principle with the NYAG, the COAG and the Colorado Division of Securities setting forth financial agreements and certain corporate governance and compliance initiatives that will be required by such regulators. Janus Capital also announced an agreement in principle with respect to monetary terms with the SEC, subject to the approval of the SEC Commissioners. Pursuant to such agreements, Janus Capital has agreed to pay $50 million in restoration to compensate investors for any adverse effects of frequent trading and $50 million in civil penalties. Janus Capital also agreed to reduce its management fees in the amount of $25 million a year for five years. Specific fee reductions, effective July 1, 2004, were determined on a fund-by-fund basis and were calculated using assets under management as of May 31, 2004. Therefore, the total reduction in revenue over a five-year period could be greater than or less than $125 million, depending on whether assets under management in the affected funds increase or decrease. Janus also agreed to make $1.2 million in other settlement-related payments required by the State of Colorado.

Subsequent to the initiation of the regulatory investigations, a number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals on behalf of Janus fund shareholders and shareholders of Janus Capital Group Inc. The factual allegations made in these actions are generally based on the NYAG complaint against Canary Capital and in general allege that Janus Capital allowed certain hedge funds and other investors to engage in "market timing" trades in certain Janus funds. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the federal securities laws; (ii) breach of fiduciary duties, as established by state common law or federal law, to the funds and/or individual investors; (iii) breach of contract; (iv) unjust enrichment; and (v) violations of Section 1962 of the Racketeering Influenced and Corrupt Organizations Act.

The "market timing" lawsuits include actions purportedly on behalf of a class of Janus fund investors, cases allegedly brought on behalf of the funds themselves, a case asserting claims both on behalf of an investor class and derivatively on behalf of the funds, cases brought on behalf of shareholders of Janus Capital Group Inc. on a derivative basis against the Board of Directors of Janus Capital Group Inc., purported ERISA actions against the managers of the Janus 401(k) plan, and a non-class "representative action" purportedly brought


14  Janus Aspen Series  June 30, 2004
on behalf of the general public. The complaints also name various defendants. One or more Janus entities (Janus Capital Group Inc., Janus Capital Management LLC or Janus Capital Corporation) are named in every action. In addition, actions have been brought against Janus Investment Fund and/or one or more of the individual Janus funds, the Janus fund Trustees, officers of the Janus funds, officers of Janus Capital, officers of Janus Capital Group Inc., and directors of Janus Capital Group Inc.

The "market timing" lawsuits were filed in a number of state and federal jurisdictions. The Judicial Panel on Multidistrict Litigation has finally or conditionally transferred all but one of these actions to the United States District Court for the District of Maryland for coordinated proceedings. One action (alleging failure to adequately implement fair value pricing) has been remanded to state court in Madison County, Illinois and is not subject to the federal transfer procedures.

In addition to the "market timing" actions described above, civil lawsuits have been filed against Janus Capital challenging the investment advisory fees charged by Janus Capital to certain funds managed by Janus Capital.

Additional lawsuits may be filed against certain of the Janus funds, Janus Capital and related parties in the future. Janus Capital does not currently believe that any of the pending actions will materially affect its ability to continue to provide to the Funds the services it has agreed to provide.

8. SUBSEQUENT EVENT

On July 29, 2004, Janus Capital Group Inc. announced that a client of Janus Capital Management LLC ("Janus Capital") intends to redeem funds totaling approximately $4.7 billion by year end, subject to the approval by the client's board of directors. The majority of the assets to be redeemed are in the Institutional Share class of certain Portfolios within Janus Aspen Series. Janus Capital is working with the client to transfer the redeeming assets "in kind" to assist the affected Portfolios' managers in limiting the disruption to the Portfolios and minimizing potential transaction costs. The redemption is anticipated to occur by the end of the Portfolios' 2004 fiscal period. To the extent necessary, Janus Capital intends to voluntarily waive certain fees imposed on the Portfolios to limit the economic impact such redemptions might otherwise have on remaining shareholders of the affected Portfolios.


                                           Janus Aspen Series  June 30, 2004  15

Explanations of Charts, Tables and Financial
Statements (unaudited)

1. PERFORMANCE OVERVIEWS

The performance overview graph compares the performance of a hypothetical $10,000 investment in the Portfolio (from inception) with one widely used market index through June 30, 2004.

Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.

When comparing the performance of the Portfolio with an index, keep in mind that market indices do not include brokerage commissions that would be incurred if you purchased the individual securities in the index. They also do not include taxes payable on dividends and interest or operating expenses incurred if you maintained a portfolio invested in the index.

2. SCHEDULE OF INVESTMENTS

Following the performance overview section is the Portfolio's Schedule of Investments. This schedule reports the industry concentrations and types of securities held in the Portfolio on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The market value of each security is quoted as of the last day of the reporting period. The values of securities denominated in foreign currencies are converted into U.S. dollars.

A summary of investments by country is provided if the Portfolio invested in foreign securities as of the reporting period. This summary reports the Portfolio's exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country in which the company is incorporated.

2A. FORWARD CURRENCY CONTRACTS

A table listing forward currency contracts follows the Portfolio's Schedule of Investments (if applicable). Forward currency contracts are agreements to deliver or receive a preset amount of currency at a future date. Forward currency contracts are used to hedge against foreign currency risk in the Portfolio's long-term holdings.

The table provides the name of the foreign currency, the settlement date of the contract, the amount of the contract, the value of the currency in U.S. dollars and the amount of unrealized gain or loss. The amount of unrealized gain or loss reflects the change in currency exchange rates from the time the contract was opened to the last day of the reporting period.

2B. FUTURES

A table listing futures contracts follows the Portfolio's Schedule of Investments (if applicable). Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. Futures are used to hedge against adverse movements in securities prices, currency risk or interest rates.

The table provides the name of the contract, number of contracts held, the expiration date, the principal amount, value and the amount of unrealized gain or loss. The amount of unrealized gain or loss reflects the marked to market amount for the last day of the reporting period.

3. STATEMENT OF ASSETS AND LIABILITIES

This statement is often referred to as the "balance sheet." It lists the assets and liabilities of the Portfolio on the last day of the reporting period.

The Portfolio's assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on stocks owned and the receivable for Portfolio shares sold to investors but not yet settled. The Portfolio's liabilities include payables for securities purchased but not yet settled, Portfolio shares redeemed but not yet paid and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section titled "Net Assets Consist of" breaks down the components of the Portfolio's net assets. Because the Portfolio must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last line of this statement reports the Portfolio's net asset value ("NAV") per share on the last day of the reporting period for each class of the Portfolio. The NAV is calculated by dividing the Portfolio's net assets (assets minus liabilities) by the number of shares outstanding.


16  Janus Aspen Series  June 30, 2004

4. STATEMENT OF OPERATIONS

This statement details the Portfolio's income, expenses, gains and losses on securities and currency transactions, and appreciation or depreciation of current Portfolio holdings.

The first section in this statement, titled "Investment Income," reports the dividends earned from stocks and interest earned from interest-bearing securities in the Portfolio.

The next section reports the expenses and expense offsets incurred by the Portfolio, including the advisory fee paid to the investment adviser and transfer agent fees.

The last section lists the increase or decrease in the value of securities held in the Portfolio. The Portfolio realizes a gain (or loss) when it sells its position in a particular security. An unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Portfolio during the reporting period. "Net Realized and Unrealized Gain/ (Loss) on Investments" is affected both by changes in the market value of Portfolio holdings and by gains (or losses) realized during the reporting period.

5. STATEMENT OF CHANGES IN NET ASSETS

This statement reports the increase or decrease in the Portfolio's net assets during the reporting period. Changes in the Portfolio's net assets are attributable to investment operations, dividends, distributions and capital share transactions. This is important to investors because it shows exactly what caused the Portfolio's net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Portfolio's investment performance. The Portfolio's net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends in cash, money is taken out of the Portfolio to pay the distribution. If investors reinvest their dividends, the Portfolio's net assets will not be affected. If you compare the Portfolio's "Net Decrease from Dividends and Distributions" to the "Reinvested dividends and distributions," you will notice that dividend distributions had little effect on the Portfolio's net assets. This is because the majority of Janus investors reinvest their distributions.

The reinvestment of dividends is included under "Capital Share Transactions." "Capital Shares" refers to the money investors contribute to the Portfolio through purchases or withdrawals via redemptions. The Portfolio's net assets will increase and decrease in value as investors purchase and redeem shares from the Portfolio.

6. FINANCIAL HIGHLIGHTS

This schedule provides a per-share breakdown of the components that affect the Portfolio's NAV for current and past reporting periods. Not only does this table provide you with total return, it also reports total distributions, asset size, expense ratios and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income per share, which comprises dividends and interest income earned on securities held by the Portfolio. Following is the total of gains, realized and unrealized. Dividends and distributions are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the average annual total return reported the last day of the period.

Also included are the expense ratios, or the percentage of net assets that was used to cover operating expenses during the period. Expense ratios vary for a number of reasons, including the differences in management fees, the frequency of dividend payments and the extent of foreign investments, which entail greater transaction costs.

The Portfolio's expenses may be reduced through expense-reduction arrangements. These arrangements may include the use of brokerage commissions, uninvested cash balances earning interest or balance credits. The Statement of Operations reflects total expenses before any such offset, the amount of offset and the net expenses. The expense ratios listed in the Financial Highlights reflect total expenses prior to any expense offset (gross expense ratio) and after the expense offsets (net expense ratio). Both expense ratios reflect expenses after waivers (reimbursements), if applicable.

The ratio of net investment income/(loss) summarizes the income earned less expenses divided by the average net assets of the Portfolio during the reporting period. Don't confuse this ratio with the Portfolio's yield. The net investment income ratio is not a true measure of the Portfolio's yield because it doesn't take into account the dividends distributed to the Portfolio's investors.

The next ratio is the portfolio turnover rate, which measures the buying and selling activity in a Portfolio. Portfolio turnover is affected by market conditions, changes in the size of a Portfolio, the nature of the Portfolio's investments and the investment style of the portfolio manager. A 100% rate implies that an amount equal to the value of the entire portfolio is turned over in a year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the portfolio is traded every six months.


                                          Janus Aspen Series  June 30, 2004  17

Notes











18  Janus Aspen Series  June 30, 2004

Notes










                                           Janus Aspen Series  June 30, 2004  19

Notes










20  Janus Aspen Series  June 30, 2004

Notes








                                           Janus Aspen Series  June 30, 2004  21

Janus provides access to a wide range of investment disciplines.

Growth & Core

Janus growth portfolios focus on companies believed to be the leaders in their respective industries, with solid management teams, expanding market share, margins and efficiencies. Janus core portfolios seek investments in more stable and predictable companies. These portfolios look for a strategic combination of steady growth and for certain portfolios, some degree of income.

International & Global

Janus international and global portfolios seek to leverage Janus' research capabilities by taking advantage of inefficiencies in foreign markets, where accurate information and analytical insight are often at a premium.

Value

Janus value portfolios invest in companies they believe are poised for a turnaround or are trading at a significant discount to fair value. The goal is to gain unique insight into a company's true value and identify and evaluate potential catalysts that may unlock shareholder value.

Risk-Managed

Janus risk-managed portfolios seek to outperform their respective indices while maintaining a risk profile equal to or lower than the index itself. Managed by INTECH, these portfolios use a mathematical process in an attempt to build a more "efficient" portfolio than the index.

Fixed Income

Janus income portfolios attempt to provide less risk relative to equities while seeking to deliver a competitive total return through high current income and appreciation.


For more information, contact your investment professional or go to www.janus.com.

        [LOGO] JANUS CAPITAL  |  151 Detroit Street
                       Group  |  Denver, CO 80206
                              |  1-800-525-1068


This material must be preceded or accompanied by a prospectus. Portfolio distributed by Janus Distributors LLC (7/04)

C-0704-186                                                      109-24-716 08-04

                                                          ----------------------
                                                          2004 Semiannual Report
                                                          ----------------------

Janus Aspen Series
--------------------------------------------------------------------------------
      Janus Aspen Global Life Sciences Portfolio


                                                            [LOGO] JANUS CAPITAL
                                                                           Group

Table of Contents

Schedule of Investments ...................................................    3
Statement of Assets and Liabilities .......................................    5
Statement of Operations ...................................................    6
Statement of Changes in Net Assets ........................................    7
Financial Highlights ......................................................    8
Notes to Schedule of Investments ..........................................    9
Notes to Financial Statements .............................................   10
Explanations of Charts, Tables and Financial Statements ...................   17

Janus Aspen Global Life Sciences Portfolio
(unaudited)                                    Portfolio Manager - Thomas Malley

Performance
================================================================================
Average Annual Total Return - for the periods ended June 30, 2004
--------------------------------------------------------------------------------

[MOUNTAIN CHART OMITTED]

Initial investment of $10,000

                                 Janus Aspen Global Life
                                  Sciences Portfolio -               S&P 500(R)
                                  Institutional Shares                 Index
 1/18/2000*                               $10,000                    $10,000
 1/31/2000                                $10,020                    $ 9,583
 2/29/2000                                $13,680                    $ 9,402
 3/31/2000                                $ 9,260                    $10,321
 4/30/2000                                $ 8,080                    $10,011
 5/31/2000                                $ 8,090                    $ 9,805
 6/30/2000                                $ 8,630                    $10,047
 7/31/2000                                $ 8,220                    $ 9,890
 8/31/2000                                $ 9,020                    $10,504
 9/30/2000                                $ 9,620                    $ 9,949
10/31/2000                                $ 9,680                    $ 9,907
11/30/2000                                $ 8,900                    $ 9,127
12/31/2000                                $ 9,330                    $ 9,172
 1/31/2001                                $ 8,618                    $ 9,497
 2/28/2001                                $ 8,027                    $ 8,631
 3/31/2001                                $ 6,965                    $ 8,085
 4/30/2001                                $ 7,456                    $ 8,713
 5/31/2001                                $ 7,626                    $ 8,771
 6/30/2001                                $ 7,857                    $ 8,558
 7/31/2001                                $ 7,736                    $ 8,473
 8/31/2001                                $ 7,596                    $ 7,943
 9/30/2001                                $ 7,295                    $ 7,302
10/31/2001                                $ 7,495                    $ 7,441
11/30/2001                                $ 7,676                    $ 8,012
12/31/2001                                $ 7,797                    $ 8,082
01/31/2002                                $ 7,475                    $ 7,964
02/28/2002                                $ 7,064                    $ 7,811
03/31/2002                                $ 7,365                    $ 8,105
04/30/2002                                $ 7,104                    $ 7,613
05/31/2002                                $ 6,944                    $ 7,558
06/30/2002                                $ 6,322                    $ 7,019
07/31/2002                                $ 6,010                    $ 6,472
 8/31/2002                                $ 5,930                    $ 6,515
 9/30/2002                                $ 5,740                    $ 5,807
10/31/2002                                $ 5,760                    $ 6,318
11/30/2002                                $ 5,639                    $ 6,690
12/31/2002                                $ 5,509                    $ 6,297
01/31/2003                                $ 5,499                    $ 6,132
02/28/2003                                $ 5,438                    $ 6,040
03/31/2003                                $ 5,619                    $ 6,098
04/30/2003                                $ 5,780                    $ 6,601
05/31/2003                                $ 6,061                    $ 6,948
06/30/2003                                $ 6,181                    $ 7,037
 7/31/2003                                $ 6,352                    $ 7,161
 8/31/2003                                $ 6,352                    $ 7,300
 9/30/2003                                $ 6,362                    $ 7,223
10/31/2003                                $ 6,502                    $ 7,631
11/30/2003                                $ 6,693                    $ 7,698
12/31/2003                                $ 6,954                    $ 8,102
 1/31/2004                                $ 7,275                    $ 8,251
 2/29/2004                                $ 7,415                    $ 8,365
 3/31/2004                                $ 7,506                    $ 8,239
 4/30/2004                                $ 7,746                    $ 8,110
 5/31/2004                                $ 7,756                    $ 8,221
 6/30/2004                                $ 7,686                    $ 8,381

                                                       Fiscal             One                Since
                                                    Year-to-Date          Year             Inception*
-------------------------------------------------------------------------------------------------------
Janus Aspen Global Life Sciences Portfolio
- Institutional Shares                                  10.53%           24.35%             (5.74)%
-------------------------------------------------------------------------------------------------------
Janus Aspen Global Life Sciences Portfolio
- Service Shares                                        10.30%           23.98%             (5.98)%
-------------------------------------------------------------------------------------------------------
S&P 500(R) Index                                         3.44%           19.11%             (3.89)%
-------------------------------------------------------------------------------------------------------

Data presented represents past performance, which is no guarantee of future results. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, current performance may be higher or lower than the performance shown. Call 1-800-525-1068 or visit www.janus.com for current month end performance.

See Notes to Schedule of Investments for index definitions.

Total return includes reinvestment of net dividends, distributions and capital gains. Net dividends reinvested are the dividends that remain to be reinvested after foreign tax obligations have been met. Such obligations vary from country to country. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

These returns do not reflect the charges and expenses of any particular insurance product or qualified plan.

*     The Portfolio's inception date - January 18, 2000


Portfolio Strategy
--------------------------------------------------------------------------------

To seek long-term growth of capital by normally investing at least 80% of the Portfolio's net assets in securities of companies that the portfolio manager believes have a life sciences orientation. At least 25% of the Portfolio's total assets will normally be invested in the healthcare, pharmaceuticals, agriculture, cosmetics/personal care, and biotechnology industry groups.

Portfolio Asset Mix - (% of Net Assets)
--------------------------------------------------------------------------------
[PIE CHART OMITTED]]

Common Stock - Foreign - 24.1%
Common Stock - Domestic - 75.9%

                                                          Number of Stocks: 72
                                                          Top 10 Equities: 26.4%


                                            Janus Aspen Series  June 30, 2004  1

Janus Aspen Global Life Sciences Portfolio

Top 10 Equity Holdings - (% of Net Assets)
--------------------------------------------------------------------------------
                                           June 30, 2004       December 31, 2003
Genentech, Inc.                                3.2%                    4.3%
Roche Holding A.G.                             2.9%                    4.4%
Tyco International, Ltd.
 (New York Shares)                             2.7%                    2.4%
Smith & Nephew PLC                             2.7%                    2.3%
Anthem, Inc.                                   2.7%                    2.8%
Alcon, Inc. (New York Shares)                  2.7%                    3.0%
Caremark Rx, Inc.                              2.4%                    2.3%
Novartis A.G.                                  2.4%                    2.2%
Amgen, Inc.                                    2.4%                    3.4%
Forest Laboratories, Inc.                      2.3%                    2.2%

Top Industries - Portfolio vs. Index (% of Net Assets)
--------------------------------------------------------------------------------
                                             Janus Aspen
                                        Global Life Sciences        S&P 500(R)
                                               Portfolio              Index
Medical - Drugs                                 33.3%                  6.3%
Medical - Biomedical and Genetic                14.4%                  1.1%
Medical Products                                 8.7%                  2.4%
Medical - HMO                                    7.5%                  0.8%
Therapeutics                                     7.4%                  0.1%
Medical Instruments                              5.7%                  1.2%
Pharmacy Services                                4.8%                  0.3%
Optical Supplies                                 3.3%                  0.0%
Medical - Generic Drugs                          2.9%                  0.1%
Instruments - Scientific                         2.9%                  0.1%

--------------------------------------------------------------------------------
See "Explanations of Charts, Tables and Financial Statements."

This Portfolio concentrates in certain industry groups, which may react similarly to market developments (resulting in greater price volatility), and may have significant exposure to foreign markets (which include risks such as currency fluctuation and political uncertainty).

The Portfolio may differ significantly from the securities held in the index. The index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio.


2 Janus Aspen Series June 30, 2004

Schedule of Investments (unaudited)

Shares or Principal Amount                                          Market Value
================================================================================
Common Stock - 100%
Diagnostic Equipment - 1.8%
          25,805  Cytyc Corp.* .....................................$   654,673
Diversified Operations - 2.7%
          30,910  Tyco International, Ltd. (New York Shares) .......  1,024,357
Hospital Beds and Equipment - 2.0%
          15,045  Kinetic Concepts, Inc.* ..........................    750,746
Instruments - Scientific - 2.9%
          12,695  Fisher Scientific International, Inc.* ...........    733,136
          16,725  PerkinElmer, Inc .................................    335,169
                                                                      1,068,305
Medical - Biomedical and Genetic - 14.4%
          16,370  Amgen, Inc.* .....................................    893,311
           6,654  Biogen Idec, Inc.* ...............................    420,866
          12,368  Cambridge Antibody Technology
                  Group PLC*,** ....................................    115,511
           9,120  Celgene Corp.* ...................................    522,211
          21,195  Genentech, Inc.* .................................  1,191,159
          16,200  Genzyme Corp.* ...................................    766,746
           7,095  ICOS Corp.* ......................................    211,715
          27,330  Incyte Corp.* ....................................    208,801
           8,090  Invitrogen Corp.* ................................    582,399
           8,345  Neurochem, Inc. (New York Shares)* ...............    174,077
           9,900  Protein Design Labs, Inc.* .......................    189,387
          12,405  Seattle Genetics, Inc.* ..........................     87,207
                                                                      5,363,390
Medical - Drugs - 33.3%
           3,875  Abbott Laboratories ..............................    157,945
           8,698  Altana A.G.** ....................................    523,829
           8,835  Cephalon, Inc.* ..................................    477,090
          33,100  Chugai Pharmaceutical Company, Ltd.** ............    519,335
          19,855  Elan Corporation PLC (ADR)*,** ...................    491,213
          10,075  Eli Lilly and Co .................................    704,343
          15,215  Forest Laboratories, Inc.* .......................    861,625
          23,025  Ivax Corp.* ......................................    552,370
          39,205  Ligand Pharmaceuticals, Inc. - Class B* ..........    681,383
           6,305  Medicis Pharmaceutical Corp. - Class A ...........    251,885
           8,030  Merck & Company, Inc .............................    381,425
           6,541  Merck KGaA** .....................................    395,517
          20,584  Novartis A.G.** ..................................    908,069
           5,125  OSI Pharmaceuticals, Inc.* .......................    361,005
          24,491  Pfizer, Inc ......................................    839,551
          12,755  Pharmion Corp.* ..................................    623,975
           6,305  Rigel Pharmaceuticals, Inc.* .....................     89,594
          10,752  Roche Holding A.G.** .............................  1,064,555
          13,000  Sankyo Company, Ltd.** ...........................    281,767
          11,512  Sanofi-Synthelabo S.A.** .........................    729,715
          22,320  Schering-Plough Corp .............................    412,474
           5,000  Takeda Chemical Industries, Ltd.** ...............    219,493
          15,535  Valeant Pharmaceuticals International ............    310,700
          15,235  Wyeth ............................................    550,898
                                                                     12,389,756
Medical - Generic Drugs - 2.9%
           9,413  Barr Pharmaceuticals, Inc.* ......................    317,218
           5,335  Eon Labs, Inc.* ..................................    218,362
           8,215  Teva Pharmaceutical Industries, Ltd. (ADR) .......    552,787
                                                                      1,088,367
Medical - HMO - 7.5%
           6,460  Aetna, Inc .......................................    549,100
          11,130  Anthem, Inc.* ....................................    996,803
          13,520  PacifiCare Health Systems, Inc.* .................    522,683
          11,940  UnitedHealth Group, Inc ..........................    743,265
                                                                      2,811,851
Medical - Hospitals - 2.6%
          24,985  Health Management Associates, Inc. - Class A .....    560,163
          23,425  Province Healthcare Co.* .........................    401,739
                                                                        961,902
Medical Instruments - 5.7%
           9,540  Boston Scientific Corp.* .........................    408,312
          10,475  Guidant Corp .....................................    585,343
           9,730  Medtronic, Inc ...................................    474,046
           8,595  St. Jude Medical, Inc.* ..........................    650,211
                                                                      2,117,912
Medical Products - 8.7%
           6,140  Cyberonics, Inc.* ................................    204,830
           8,820  EPIX Medical, Inc.* ..............................    186,102
           7,030  Johnson & Johnson ................................    391,571
          93,928  Smith & Nephew PLC** .............................  1,010,958
           5,675  Synthes, Inc .....................................    646,843
           9,320  Zimmer Holdings, Inc.* ...........................    822,024
                                                                      3,262,328
Optical Supplies - 3.3%
          12,615  Alcon, Inc. (New York Shares)** ..................    992,170
           2,865  Allergan, Inc ....................................    256,475
                                                                      1,248,645
Pharmacy Services - 4.8%
          11,260  Accredo Health, Inc.* ............................    438,577
          27,630  Caremark Rx, Inc.* ...............................    910,132
          11,950  Medco Health Solutions, Inc.* ....................    448,125
                                                                      1,796,834
Therapeutics - 7.4%
          16,090  Abgenix, Inc.* ...................................    188,575
          10,670  Amylin Pharmaceuticals, Inc.* ....................    243,276
          19,545  Cypress Bioscience, Inc.* ........................    268,353
          10,240  Gilead Sciences, Inc.* ...........................    686,080
          30,220  MGI Pharma, Inc.* ................................    816,243
           7,785  Neurocrine Biosciences, Inc.* ....................    403,652
          13,765  Vicuron Pharmaceuticals, Inc.* ...................    172,888
                                                                      2,779,067
--------------------------------------------------------------------------------
Total Common Stock (cost $28,174,276) .............................. 37,318,133
--------------------------------------------------------------------------------
Short-Term U.S. Government Agency - 0.3%
                  Fannie Mae
         100,000  1.25%, 7/1/04 (amortized cost $100,000) ..........    100,000
--------------------------------------------------------------------------------
Total Investments (total cost $28,274,276) - 100.3% ................ 37,418,133
--------------------------------------------------------------------------------
Liabilities, net of Cash, Receivables and Other Assets - (0.3)% ....    (97,068)
--------------------------------------------------------------------------------
Net Assets - 100% ..................................................$37,321,065
--------------------------------------------------------------------------------

See Notes to Schedule of Investments and Financial Statements.


                                            Janus Aspen Series  June 30, 2004  3

Janus Aspen Global Life Sciences Portfolio

Schedule of Investments (unaudited)

Summary of Investments by Country, June 30, 2004

Country                       Market Value            % of Investment Securities
--------------------------------------------------------------------------------
Bermuda                        $ 1,024,357                                  2.7%
Canada                             174,077                                  0.5%
France                             729,715                                  2.0%
Germany                            919,346                                  2.5%
Ireland                            491,213                                  1.3%
Israel                             552,787                                  1.5%
Japan                            1,020,595                                  2.7%
Switzerland                      2,964,794                                  7.9%
United Kingdom                   1,126,469                                  3.0%
United States++                 28,414,780                                 75.9%
--------------------------------------------------------------------------------
Total                          $37,418,133                                100.0%

++Includes Short-Term Securities (75.7% excluding Short-Term Securities)

Forward Currency Contracts, Open at June 30, 2004

Currency Sold and               Currency              Currency        Unrealized
Settlement Date               Units Sold       Value in $ U.S.       Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 9/27/04             30,000            $   53,968         $   (878)
British Pound 11/19/04           130,000               232,867           (3,038)
Euro 9/27/04                     190,000               230,846           (2,234)
Japanese Yen 9/27/04          33,000,000               303,725            8,617
Swiss Franc 9/27/04              100,000                80,084           (1,083)
Swiss Franc 10/15/04             375,000               300,501          (11,595)
--------------------------------------------------------------------------------
Total                                               $1,201,991         $(10,211)

See Notes to Schedule of Investments and Financial Statements.


4  Janus Aspen Series  June 30, 2004

Statement of Assets and Liabilities

                                                                   Janus Aspen
                                                                      Global
As of June 30, 2004 (unaudited)                                    Life Sciences
(all numbers in thousands except net asset value per share)          Portfolio
--------------------------------------------------------------------------------
Assets:
  Investments at cost                                                  $ 28,274
  Investments at value                                                 $ 37,418
    Cash                                                                     27
    Receivables:
       Investments sold                                                      65
       Portfolio shares sold                                                 10
       Dividends                                                             24
    Other assets                                                             --
    Forward currency contracts                                                9
--------------------------------------------------------------------------------
Total Assets                                                             37,553
--------------------------------------------------------------------------------
Liabilities:
    Payables:
       Investments purchased                                                 87
       Portfolio shares repurchased                                          83
       Advisory fees                                                         20
       Transfer agent fees and expenses                                      --
       Distribution fees - Service Shares                                     7
    Accrued expenses                                                         16
  Forward currency contracts                                                 19
--------------------------------------------------------------------------------
Total Liabilities                                                           232
Net Assets                                                             $ 37,321
--------------------------------------------------------------------------------
Net Assets Consist of:
  Capital (par value and paid-in surplus)*                             $ 47,215
  Undistributed net investment income/(loss)*                               (91)
  Undistributed net realized gain/(loss) from investments
   and foreign currency transactions*                                   (18,937)
  Unrealized appreciation/(depreciation) of investments
   and foreign currency translations                                      9,134
--------------------------------------------------------------------------------
Total Net Assets                                                       $ 37,321
--------------------------------------------------------------------------------
Net Assets - Institutional Shares                                      $  4,382
  Shares Outstanding, $0.001 Par Value (unlimited shares authorized)        572
--------------------------------------------------------------------------------
  Net Asset Value Per Share                                            $   7.66
--------------------------------------------------------------------------------
Net Assets - Service Shares                                            $ 32,939
  Shares Outstanding, $0.001 Par Value (unlimited shares authorized)      4,334
--------------------------------------------------------------------------------
  Net Asset Value Per Share                                            $   7.60
--------------------------------------------------------------------------------

*     See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.


                                            Janus Aspen Series  June 30, 2004  5

Statement of Operations

                                                                    Janus Aspen
                                                                      Global
For the six month period ended June 30, 2004 (unaudited)           Life Sciences
(all numbers in thousands)                                           Portfolio
--------------------------------------------------------------------------------
Investment Income:
   Interest                                                             $     4
   Dividends                                                                123
   Foreign tax withheld                                                      (9)
--------------------------------------------------------------------------------
Total Investment Income                                                     118
--------------------------------------------------------------------------------
Expenses:
   Advisory fees                                                            124
   Transfer agent fees and expenses                                           1
   Registration fees                                                          3
   Custodian fees                                                             7
   Audit fees                                                                 8
   Trustees' fees and expenses                                                2
   Distribution fees - Service Shares                                        43
   Other expenses                                                            21
--------------------------------------------------------------------------------
Total Expenses                                                              209
Expense and Fee Offsets                                                      --
Net Expenses                                                                209
Net Investment Income/(Loss)                                                (91)
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments:
   Net realized gain/(loss) from securities transactions                  2,827
   Net realized gain/(loss) from foreign currency transactions              (66)
   Change in net unrealized appreciation/(depreciation) of investments
     and foreign currency translations                                      832
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments                    3,593
Net Increase/(Decrease) in Net Assets Resulting from Operations         $ 3,502
--------------------------------------------------------------------------------

See Notes to Financial Statements.


6  Janus Aspen Series  June 30, 2004

Statement of Changes in Net Assets

                                                                                        Janus Aspen
For the six month period ended June 30, 2004 (unaudited)                           Global Life Sciences
and for the fiscal year ended December 31, 2003                                          Portfolio
(all numbers in thousands)                                                            2004        2003
-------------------------------------------------------------------------------------------------------
Operations:
  Net investment income/(loss)                                                    $    (91)   $   (181)
  Net realized gain/(loss) from investment
    and foreign currency transactions                                                2,761         290
  Change in unrealized net appreciation/(depreciation)
    of investments and foreign currency translations                                   832       7,484
-------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations                      3,502       7,593
-------------------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
  Net investment income*
    Institutional Shares                                                                --          --
    Service Shares                                                                      --          --
  Net realized gain from investment transactions*
    Institutional Shares                                                                --          --
    Service Shares                                                                      --          --
-------------------------------------------------------------------------------------------------------
Net Decrease from Dividends and Distributions                                           --          --
-------------------------------------------------------------------------------------------------------
Capital Share Transactions:
  Shares sold
    Institutional Shares                                                               975         726
    Service Shares                                                                  10,831       8,320
  Reinvested dividends and distributions
    Institutional Shares                                                                --          --
    Service Shares                                                                      --          --
  Shares repurchased
    Institutional Shares                                                              (807)     (1,111)
    Service Shares                                                                 (12,284)    (10,297)
-------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) from Capital Share Transactions                             (1,285)     (2,362)
-------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                                                2,217       5,231
Net Assets:
  Beginning of period                                                               35,104      29,873
-------------------------------------------------------------------------------------------------------
  End of period                                                                   $ 37,321    $ 35,104
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Undistributed net investment income/(loss)*                                       $    (91)   $     --
-------------------------------------------------------------------------------------------------------

Purchases and Sales of Investment Securities: (excluding short-term securities)
  Purchases of securities                                                         $ 22,417    $ 34,178
  Proceeds from sales of securities                                                 23,520      37,324
  Purchases of long-term U.S. Government obligations                                    --          --
  Proceeds from sales of long-term U.S. Government obligations                          --          --

*     See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.


                                            Janus Aspen Series  June 30, 2004  7

Financial Highlights

Institutional Shares
For a share outstanding during the
six month period ended June 30, 2004 (unaudited)                         Janus Aspen Global Life Sciences Portfolio
and through each fiscal year or period ended December 31            2004        2003        2002        2001      2000(1)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                             $  6.93     $  5.49     $  7.77     $  9.31     $ 10.00
--------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                      (.01)        .02         .02         .02         .05
  Net gain/(loss) on securities (both realized and unrealized)       .74        1.42       (2.30)      (1.55)       (.72)
--------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                     .73        1.44       (2.28)      (1.53)       (.67)
--------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*                             --          --          --          --        (.02)
  Distributions (from capital gains)*                                 --          --          --          --          --
  Tax return of capital*                                              --          --          --        (.01)         --
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                   --          --          --        (.01)       (.02)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                   $  7.66     $  6.93     $  5.49     $  7.77     $  9.31
--------------------------------------------------------------------------------------------------------------------------
Total Return**                                                     10.53%      26.23%     (29.34)%    (16.43)%     (6.70)%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)                         $ 4,382     $ 3,822     $ 3,359     $ 5,972     $10,984
Average Net Assets for the Period (in thousands)                 $ 4,135     $ 3,601     $ 4,432     $ 6,482     $ 5,372
Ratio of Gross Expenses to Average Net Assets*** (2)                0.87%       0.97%       0.87%       0.81%       1.03%
Ratio of Net Expenses to Average Net Assets*** (2)                  0.87%       0.97%       0.87%       0.81%       1.02%
Ratio of Net Investment Income/(Loss) to Average Net Assets***     (0.26)%     (0.34)%     (0.39)%     (0.16)%      0.60%
Portfolio Turnover Rate***                                           120%        110%        113%        109%        137%

Service Shares
For a share outstanding during the
six month period ended June 30, 2004 (unaudited)                         Janus Aspen Global Life Sciences Portfolio
and through each fiscal year or period ended December 31            2004        2003        2002        2001      2000(1)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                             $  6.89     $  5.46     $  7.75     $  9.31     $ 10.00
--------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                      (.02)         --          --          --          --
  Net gain/(loss) on securities (both realized and unrealized)       .73        1.43       (2.29)      (1.56)       (.69)
--------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                     .71        1.43       (2.29)      (1.56)       (.69)
--------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*                             --          --          --          --          --
  Distributions (from capital gains)*                                 --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                   --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                   $  7.60     $  6.89     $  5.46     $  7.75     $  9.31
--------------------------------------------------------------------------------------------------------------------------
Total Return**                                                     10.30%      26.19%     (29.55)%    (16.76)%     (6.90)%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)                         $32,939     $31,282     $26,514     $44,161     $48,005
Average Net Assets for the Period (in thousands)                 $34,336     $28,604     $34,475     $38,230     $16,247
Ratio of Gross Expenses to Average Net Assets*** (2)                1.12%       1.22%       1.12%       1.07%       1.20%
Ratio of Net Expenses to Average Net Assets*** (2)                  1.12%       1.22%       1.12%       1.06%       1.20%
Ratio of Net Investment Income/(Loss) to Average Net Assets***     (0.50)%     (0.59)%     (0.63)%     (0.43)%     (0.03)%
Portfolio Turnover Rate***                                           120%        110%        113%        109%        137%

*     See Note 3 in Notes to Financial Statements.
**    Total return not annualized for periods of less than one full year.
***   Annualized for periods of less than one full year.
(1)   Fiscal period from January 18, 2000 (inception date) to December 31, 2000.
(2)   See Note 5 in Notes to Financial Statements.

See Notes to Financial Statements.


8  Janus Aspen Series  June 30, 2004

Notes to Schedule of Investments (unaudited)

S&P 500(R) Index     The Standard & Poor's Composite Index of 500 stocks, a
                     widely recognized, unmanaged index of common stock prices.

ADR                  American Depositary Receipt

New York Shares      Securities of foreign companies trading on the New York
                     Stock Exchange

PLC                  Public Limited Company

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts and/or forward currency contracts.


                                            Janus Aspen Series  June 30, 2004  9

Notes to Financial Statements (unaudited)

The following section describes organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout this report. In addition, the Notes to Financial Statements explain the methods used in preparing and presenting this report.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Janus Aspen Global Life Sciences Portfolio (the "Portfolio") is a series fund. The Portfolio is part of Janus Aspen Series (the "Trust"), which was organized as a Delaware Trust (now called a Delaware statutory trust) on May 20, 1993 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Trust offers seventeen portfolios or series of shares with differing investment objectives and policies. The Portfolio invests primarily in equity securities. The Portfolio is classified as diversified, as defined in the 1940 Act. The Portfolio is a no-load investment.

The Portfolio currently offers two classes of shares: Institutional Shares and Service Shares. Each class is issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance contracts (collectively "variable insurance contracts"), as well as certain qualified retirement plans.

The following accounting policies have been consistently followed by the Trust and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

Investment Valuation

Securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers making a market for such securities or by a pricing service approved by the Portfolio's Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Currently, foreign securities and currencies are converted to U.S. dollars using the applicable rate in effect as of 1:00 p.m. (New York time). It is anticipated that sometime during the third calendar quarter, the conversion to U.S. dollars will use the applicable rate in effect as of the close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or are deemed not to be reliable because events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the closing of the NYSE, then their fair value is determined in good faith under procedures established by and under the supervision of the Portfolio's Trustees. The Portfolio may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of the foreign exchanges and the close of the NYSE.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both unrealized and realized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Forward Currency Transactions

The Portfolio may enter into forward currency contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sales commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions on the Statement of Operations.

Forward currency contracts held by the Portfolio are fully collateralized by other securities, which are denoted (if applicable) in the accompanying Schedule of Investments. Such collateral is in the possession of the Portfolio's custodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Foreign Currency Translations

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.


10  Janus Aspen Series  June 30, 2004

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to security transactions and income.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

When-issued Securities

The Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolio is required to hold liquid assets as collateral with the Portfolio's custodian sufficient to cover the purchase price.

Initial Public Offerings

The Portfolio may invest in initial public offerings ("IPOs"). The Portfolio's performance may be significantly affected, positively or negatively, by investments in IPOs. IPOs and other investment techniques may have a magnified performance impact on a portfolio with a small asset base. The Portfolio may not experience similar performance as its assets grow.

Restricted Security Transactions

Restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolio to sell a security at a fair price and may substantially delay the sale of the security which the Portfolio seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Dividend Distributions

The Portfolio generally makes semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains, if any. The majority of dividends and capital gains distributions from the Portfolio will be automatically reinvested into additional shares of the Portfolio.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements as the Portfolio intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

Proxy Voting

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to their portfolio securities is available (i) without charge, upon request, by calling 1-800-525-1068 (toll free); (ii) on the Portfolio's website at www.janus.com; and (iii) on the SEC's website at http://www.sec.gov.

Starting in August 2004, the Portfolio's proxy voting record for the one-year period ending each June 30th will be available through www.janus.com and from the SEC through the SEC's website at http://www.sec.gov.

2. INVESTMENT ADVISORY AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

Janus Capital Management LLC ("Janus Capital") is the investment adviser to the Portfolio. The Portfolio was subject to advisory fees payable to Janus Capital based upon an annual rate of 0.65% of average daily net assets. Effective July 1, 2004, the advisory fee annual rate was reduced from 0.65% to 0.64% of average daily net assets.

Janus Capital has agreed to reimburse the Portfolio by the amount if any, that the normal operating expenses in any fiscal year, including the investment advisory fee but excluding the distribution fee applicable to the Service Shares, brokerage commissions, interest, taxes and extraordinary expenses, exceed an annual rate of 1.25% of the average daily net assets of the Portfolio. Effective July 1, 2004, the annual rate was reduced from 1.25% to 1.24% of average daily net assets.

Janus Services LLC, a wholly-owned subsidiary of Janus Capital, receives certain out-of-pocket expenses for transfer agent services.


                                           Janus Aspen Series  June 30, 2004  11

Certain officers and trustees of the Portfolio may also be officers and/or directors of Janus Capital; however, such officers and trustees receive no compensation from the Portfolio.

Janus Distributors LLC, a wholly-owned subsidiary of Janus Capital, is a distributor of the Portfolio. Service Shares have adopted a Distribution and Shareholder Servicing Plan (the "Plan") pursuant to Rule 12b-1 under The 1940 Act. The Plan authorizes payments by the Portfolio in connection with the distribution of Service Shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of Service Share's average daily net assets.

The Portfolio's expenses may be reduced by voluntary brokerage credits from affiliated or unaffiliated brokers or expense offsets from an unaffiliated custodian. Such credits or offsets are included in Expense and Fee Offsets on the Statement of Operations. Brokerage commissions paid to the brokers reduce Transfer Agent Fees and Expenses. Custodian credits reduce Custodian Fees. The Portfolio could have employed the assets used by the broker and/or custodian to produce income if it had not entered into an expense offset arrangement.

DST Systems, Inc. ("DST"), an affiliate prior to June 16, 2004 of Janus Capital Group Inc. ("JCGI"), parent to the Portfolio's adviser, provides a shareholder accounting system to the Portfolio for a fee. As of December 1, 2003, following a share exchange transaction in which JCGI exchanged 32.3 million shares of its holdings of DST common stock for all of the stock of a wholly-owned subsidiary of DST, JCGI owned approximately 9% of the outstanding common shares of DST. As of June 16, 2004, JCGI sold its remaining shares of common stock of DST. As a result, JCGI does not own any shares of DST common stock. DST fees are included in Transfer Agent Fees and Expenses on the Statement of Operations. Brokerage commissions paid to DST Securities, Inc. serve to reduce Transfer Agent Fees and Expenses. Brokerage commissions paid, fees reduced and the net fees paid to DST for the six month period ended June 30, 2004 are noted below.

                                                   DST Securities, Inc.           Portfolio Expense             DST Systems
Portfolio                                            Commissions Paid                 Reduction                    Costs
================================================================================================================================
Janus Aspen Global Life Sciences Portfolio                 --                            --                       $1,984
--------------------------------------------------------------------------------------------------------------------------------


12  Janus Aspen Series  June 30, 2004

3. FEDERAL INCOME TAX

Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales, foreign currency transactions, net operating losses and capital loss carryovers.

The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers as of December 31, 2003 that may be available to offset future realized capital gains and thereby reduce future taxable gain distributions. These carryovers expire between December 31, 2008 and December 31, 2011.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as of June 30, 2004 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/(depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

                                                  Accumulated       Federal Tax      Unrealized      Unrealized     Net Appreciation
Portfolio                                        Capital Losses        Cost         Appreciation   (Depreciation)    /(Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Life Sciences Portfolio       $(21,368,634)      $28,793,740      $9,580,457       $(956,064)        $8,624,393
------------------------------------------------------------------------------------------------------------------------------------

4. EXPENSES

Expenses are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

The Portfolio bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated pro rata to the Portfolio.

5. EXPENSE RATIOS

Listed below are the gross expense ratios for the Portfolio, absent the waiver of certain fees and offsets.

For the six month period ended
June 30, 2004 (unaudited)
and for each fiscal year or
period ended December 31                                  Institutional Shares                         Service Shares
Portfolio                                         2004    2003    2002    2001  2000(1) |   2004    2003    2002    2001   2000(1)
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Life Sciences Portfolio       0.87%   0.97%   0.87%   0.81%    1.03% |  1.12%   1.22%   1.12%   1.07%     1.20%
------------------------------------------------------------------------------------------------------------------------------------

(1)   Fiscal period from January 18, 2000 (inception date) to December 31, 2000.


                                           Janus Aspen Series  June 30, 2004  13

6. CAPITAL SHARE TRANSACTIONS

                                                                Janus Aspen
For the six month period ended June 30, 2004 (unaudited)    Global Life Sciences
and the fiscal year ended December 31, 2003                      Portfolio
(all numbers in thousands)                                    2004      2003
--------------------------------------------------------------------------------
Transactions in Portfolio Shares - Institutional Shares
  Shares sold                                                  129       118
--------------------------------------------------------------------------------
Total                                                          129       118
--------------------------------------------------------------------------------
  Shares Repurchased                                          (109)     (178)
Net Increase/(Decrease) in Portfolio Shares                     20       (60)
Shares Outstanding, Beginning of Period                        552       612
--------------------------------------------------------------------------------
Shares Outstanding, End of Period                              572       552
--------------------------------------------------------------------------------
Transactions in Portfolio Shares - Service Shares
  Shares sold                                                1,441     1,404
--------------------------------------------------------------------------------
Total                                                        1,441     1,404
--------------------------------------------------------------------------------
  Shares Repurchased                                        (1,650)   (1,713)
Net Increase/(Decrease) in Portfolio Shares                   (209)     (309)
Shares Outstanding, Beginning of Period                      4,543     4,852
--------------------------------------------------------------------------------
Shares Outstanding, End of Period                            4,334     4,543
--------------------------------------------------------------------------------


14  Janus Aspen Series  June 30, 2004

7. LEGAL MATTERS

In September 2003, the Securities and Exchange Commission ("SEC") and the Office of the New York State Attorney General ("NYAG") publicly announced that they were investigating trading practices in the mutual fund industry. The investigations were prompted by the NYAG's settlement with a hedge fund, Canary Capital, which allegedly engaged in irregular trading practices with certain mutual fund companies. While Janus Capital was not named as a defendant in the NYAG complaint against the hedge fund, Janus Capital was mentioned in the complaint as having allowed Canary Capital to "market time" certain Janus funds. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. The NYAG complaint alleged that this practice is in contradiction to policies stated in the prospectuses for certain Janus funds.

The investigations by the NYAG, the SEC, and certain other agencies, including the Colorado Division of Securities and the Colorado Attorney General ("COAG"), also sought to determine whether late trading occurred in mutual funds managed by Janus Capital. The term "late trading" generally refers to the practice of permitting or processing a fund purchase or redemption in a manner that improperly allows the current day's fund share price to be used for an order that was placed or improperly processed at a time following the deadline for obtaining that day's share price (normally, 4:00 p.m. (eastern time)). Because many mutual fund transactions are cleared and settled through financial intermediaries, Janus Capital cannot exclude the possibility that one or more intermediaries may have submitted improper or unauthorized late trade transactions to Janus Capital in violation of Janus Capital's agreements with those intermediaries.

Other documentation and information sought by various regulatory agencies, including the National Association of Securities Dealers, the West Virginia Attorney General, the Florida Department of Financial Services, the NYAG, the SEC, the COAG, the Colorado Division of Securities and one or more U.S. Attorney offices, relate to a variety of matters, including but not limited to: disclosure of portfolio holdings, trading by executives in fund shares, certain revenue sharing arrangements, information related to cash and non-cash compensation paid to brokers, trading by Janus Capital investment personnel in portfolio securities owned by certain Janus funds, information provided to the Trustees of certain Janus funds in connection with the review and approval of management contracts related to such Janus funds, information related to certain types of distribution and sales arrangements with brokers and other distributors of mutual fund products, and other topics related to the foregoing. The Janus funds, Janus Capital Group Inc. and its subsidiaries have either complied with or intend to comply with these subpoenas and other document and information requests.

On April 27, 2004, Janus Capital announced agreements in principle with the NYAG, the COAG and the Colorado Division of Securities setting forth financial agreements and certain corporate governance and compliance initiatives that will be required by such regulators. Janus Capital also announced an agreement in principle with respect to monetary terms with the SEC, subject to the approval of the SEC Commissioners. Pursuant to such agreements, Janus Capital has agreed to pay $50 million in restoration to compensate investors for any adverse effects of frequent trading and $50 million in civil penalties. Janus Capital also agreed to reduce its management fees in the amount of $25 million a year for five years. Specific fee reductions, effective July 1, 2004, were determined on a fund-by-fund basis and were calculated using assets under management as of May 31, 2004. Therefore, the total reduction in revenue over a five-year period could be greater than or less than $125 million, depending on whether assets under management in the affected funds increase or decrease. Janus also agreed to make $1.2 million in other settlement-related payments required by the State of Colorado.

Subsequent to the initiation of the regulatory investigations, a number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals on behalf of Janus fund shareholders and shareholders of Janus Capital Group Inc. The factual allegations made in these actions are generally based on the NYAG complaint against Canary Capital and in general allege that Janus Capital allowed certain hedge funds and other investors to engage in "market timing" trades in certain Janus funds. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the federal securities laws; (ii) breach of fiduciary duties, as established by state common law or federal law, to the funds and/or individual investors; (iii) breach of contract; (iv) unjust enrichment; and (v) violations of Section 1962 of the Racketeering Influenced and Corrupt Organizations Act.

The "market timing" lawsuits include actions purportedly on behalf of a class of Janus fund investors, cases allegedly brought on behalf of the funds themselves, a case asserting claims both on behalf of an investor class and derivatively on behalf of the funds, cases brought on behalf of shareholders of Janus Capital Group Inc. on a derivative basis against the Board of Directors of Janus Capital Group Inc., purported ERISA actions against the managers of the Janus 401(k) plan, and a non-class "representative action" purportedly brought on behalf of the general public. The complaints also name


                                           Janus Aspen Series  June 30, 2004  15
various defendants. One or more Janus entities (Janus Capital Group Inc., Janus Capital Management LLC or Janus Capital Corporation) are named in every action. In addition, actions have been brought against Janus Investment Fund and/or one or more of the individual Janus funds, the Janus fund Trustees, officers of the Janus funds, officers of Janus Capital, officers of Janus Capital Group Inc., and directors of Janus Capital Group Inc.

The "market timing" lawsuits were filed in a number of state and federal jurisdictions. The Judicial Panel on Multidistrict Litigation has finally or conditionally transferred all but one of these actions to the United States District Court for the District of Maryland for coordinated proceedings. One action (alleging failure to adequately implement fair value pricing) has been remanded to state court in Madison County, Illinois and is not subject to the federal transfer procedures.

In addition to the "market timing" actions described above, civil lawsuits have been filed against Janus Capital challenging the investment advisory fees charged by Janus Capital to certain funds managed by Janus Capital.

Additional lawsuits may be filed against certain of the Janus funds, Janus Capital and related parties in the future. Janus Capital does not currently believe that any of the pending actions will materially affect its ability to continue to provide to the Funds the services it has agreed to provide.

8. SUBSEQUENT EVENT

On July 29, 2004, Janus Capital Group Inc. announced that a client of Janus Capital Management LLC ("Janus Capital") intends to redeem funds totaling approximately $4.7 billion by year end, subject to the approval by the client's board of directors. The majority of the assets to be redeemed are in the Institutional Share class of certain Portfolios within Janus Aspen Series. Janus Capital is working with the client to transfer the redeeming assets "in kind" to assist the affected Portfolios' managers in limiting the disruption to the Portfolios and minimizing potential transaction costs. The redemption is anticipated to occur by the end of the Portfolios' 2004 fiscal period. To the extent necessary, Janus Capital intends to voluntarily waive certain fees imposed on the Portfolios to limit the economic impact such redemptions might otherwise have on remaining shareholders of the affected Portfolios.


16 Janus Aspen Series June 30, 2004

Explanations of Charts, Tables and Financial Statements (unaudited)

1. PERFORMANCE OVERVIEWS

The performance overview graph compares the performance of a hypothetical $10,000 investment in the Portfolio (from inception) with one widely used market index through June 30, 2004.

Average annual total returns are quoted for each class of the Portfolio. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.

When comparing the performance of the Portfolio with an index, keep in mind that market indices do not include brokerage commissions that would be incurred if you purchased the individual securities in the index. They also do not include taxes payable on dividends and interest or operating expenses incurred if you maintained a portfolio invested in the index.

2. SCHEDULE OF INVESTMENTS

Following the performance overview section is the Portfolio's Schedule of Investments. This schedule reports the industry concentrations and types of securities held in the Portfolio on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The market value of each security is quoted as of the last day of the reporting period. The values of securities denominated in foreign currencies are converted into U.S. dollars.

A summary of investments by country is provided if the Portfolio invested in foreign securities as of the reporting period. This summary reports the Portfolio's exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country in which the company is incorporated.

2A. FORWARD CURRENCY CONTRACTS

A table listing forward currency contracts follows the Portfolio's Schedule of Investments (if applicable). Forward currency contracts are agreements to deliver or receive a preset amount of currency at a future date. Forward currency contracts are used to hedge against foreign currency risk in the Portfolio's long-term holdings.

The table provides the name of the foreign currency, the settlement date of the contract, the amount of the contract, the value of the currency in U.S. dollars and the amount of unrealized gain or loss. The amount of unrealized gain or loss reflects the change in currency exchange rates from the time the contract was opened to the last day of the reporting period.

2B. FUTURES

A table listing futures contracts follows the Portfolio's Schedule of Investments (if applicable). Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. Futures are used to hedge against adverse movements in securities prices, currency risk or interest rates.

The table provides the name of the contract, number of contracts held, the expiration date, the principal amount, value and the amount of unrealized gain or loss. The amount of unrealized gain or loss reflects the marked to market amount for the last day of the reporting period.

3. STATEMENT OF ASSETS AND LIABILITIES

This statement is often referred to as the "balance sheet." It lists the assets and liabilities of the Portfolio on the last day of the reporting period.

The Portfolio's assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on stocks owned and the receivable for Portfolio shares sold to investors but not yet settled. The Portfolio's liabilities include payables for securities purchased but not yet settled, Portfolio shares redeemed but not yet paid and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section titled "Net Assets Consist of" breaks down the components of the Portfolio's net assets. Because the Portfolio must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last line of this statement reports the Portfolio's net asset value ("NAV") per share on the last day of the reporting period for each class of the Portfolio. The NAV is calculated by dividing the Portfolio's net assets (assets minus liabilities) by the number of shares outstanding.


                                           Janus Aspen Series  June 30, 2004  17

4. STATEMENT OF OPERATIONS

This statement details the Portfolio's income, expenses, gains and losses on securities and currency transactions, and appreciation or depreciation of current Portfolio holdings.

The first section in this statement, titled "Investment Income," reports the dividends earned from stocks and interest earned from interest-bearing securities in the Portfolio.

The next section reports the expenses and expense offsets incurred by the Portfolio, including the advisory fee paid to the investment adviser and transfer agent fees.

The last section lists the increase or decrease in the value of securities held in the Portfolio. The Portfolio realizes a gain (or loss) when it sells its position in a particular security. An unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Portfolio during the reporting period. "Net Realized and Unrealized Gain/ (Loss) on Investments" is affected both by changes in the market value of Portfolio holdings and by gains (or losses) realized during the reporting period.

5. STATEMENT OF CHANGES IN NET ASSETS

This statement reports the increase or decrease in the Portfolio's net assets during the reporting period. Changes in the Portfolio's net assets are attributable to investment operations, dividends, distributions and capital share transactions. This is important to investors because it shows exactly what caused the Portfolio's net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Portfolio's investment performance. The Portfolio's net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends in cash, money is taken out of the Portfolio to pay the distribution. If investors reinvest their dividends, the Portfolio's net assets will not be affected. If you compare the Portfolio's "Net Decrease from Dividends and Distributions" to the "Reinvested dividends and distributions," you will notice that dividend distributions had little effect on the Portfolio's net assets. This is because the majority of Janus investors reinvest their distributions.

The reinvestment of dividends is included under "Capital Share Transactions." "Capital Shares" refers to the money investors contribute to the Portfolio through purchases or withdrawals via redemptions. The Portfolio's net assets will increase and decrease in value as investors purchase and redeem shares from the Portfolio.

6. FINANCIAL HIGHLIGHTS

This schedule provides a per-share breakdown of the components that affect the Portfolio's NAV for current and past reporting periods for each class of the Portfolio. Not only does this table provide you with total return, it also reports total distributions, asset size, expense ratios and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income per share, which comprises dividends and interest income earned on securities held by the Portfolio. Following is the total of gains, realized and unrealized. Dividends and distributions are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the average annual total return reported the last day of the period.

Also included are the expense ratios, or the percentage of net assets that was used to cover operating expenses during the period. Expense ratios vary for a number of reasons, including the differences in management fees, the frequency of dividend payments and the extent of foreign investments, which entail greater transaction costs.

The Portfolio's expenses may be reduced through expense-reduction arrangements. These arrangements may include the use of brokerage commissions, uninvested cash balances earning interest or balance credits. The Statement of Operations reflects total expenses before any such offset, the amount of offset and the net expenses. The expense ratios listed in the Financial Highlights reflect total expenses prior to any expense offset (gross expense ratio) and after the expense offsets (net expense ratio). Both expense ratios reflect expenses after waivers (reimbursements), if applicable.

The ratio of net investment income/(loss) summarizes the income earned less expenses divided by the average net assets of the Portfolio during the reporting period. Don't confuse this ratio with the Portfolio's yield. The net investment income ratio is not a true measure of the Portfolio's yield because it doesn't take into account the dividends distributed to the Portfolio's investors.

The next ratio is the portfolio turnover rate, which measures the buying and selling activity in a Portfolio. Portfolio turnover is affected by market conditions, changes in the size of a Portfolio, the nature of the Portfolio's investments and the investment style of the portfolio manager. A 100% rate implies that an amount equal to the value of the entire portfolio is turned over in a year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the portfolio is traded every six months.


18  Janus Aspen Series  June 30, 2004

Notes











                                           Janus Aspen Series  June 30, 2004  19

Notes











20  Janus Aspen Series  June 30, 2004

Notes












                                           Janus Aspen Series  June 30, 2004  21

Janus provides access to a wide range of investment disciplines.
--------------------------------------------------------------------------------

Growth & Core

Janus growth portfolios focus on companies believed to be the leaders in their respective industries, with solid management teams, expanding market share, margins and efficiencies. Janus core portfolios seek investments in more stable and predictable companies. These portfolios look for a strategic combination of steady growth and for certain portfolios, some degree of income.

International & Global

Janus international and global portfolios seek to leverage Janus' research capabilities by taking advantage of inefficiencies in foreign markets, where accurate information and analytical insight are often at a premium.

Value

Janus value portfolios invest in companies they believe are poised for a turnaround or are trading at a significant discount to fair value. The goal is to gain unique insight into a company's true value and identify and evaluate potential catalysts that may unlock shareholder value.

Risk-Managed

Janus risk-managed portfolios seek to outperform their respective indices while maintaining a risk profile equal to or lower than the index itself. Managed by INTECH, these portfolios use a mathematical process in an attempt to build a more "efficient" portfolio than the index.

Fixed Income

Janus income portfolios attempt to provide less risk relative to equities while seeking to deliver a competitive total return through high current income and appreciation.


For more information, contact your investment professional or go to www.janus.com.

        [LOGO] JANUS CAPITAL  |  151 Detroit Street
                       Group  |  Denver, CO 80206
                              |  1-800-525-1068


This material must be preceded or accompanied by a prospectus.
Portfolio distributed by Janus Distributors LLC (7/04)

C-0704-186                                                      109-24-713 07-04

                                                          ----------------------
                                                          2004 Semiannual Report
                                                          ----------------------

Janus Aspen Series
--------------------------------------------------------------------------------
      Janus Aspen Global Technology Portfolio

                                                            [LOGO] JANUS CAPITAL
                                                                           Group

Table of Contents

Schedule of Investments ...................................................    3
Statement of Assets and Liabilities .......................................    5
Statement of Operations ...................................................    6
Statement of Changes in Net Assets ........................................    7
Financial Highlights ......................................................    8
Notes to Schedule of Investments ..........................................   10
Notes to Financial Statements .............................................   11
Explanations of Charts, Tables and Financial Statements ...................   18

Janus Aspen Global Technology Portfolio
(unaudited)                                          Portfolio Manager - Mike Lu

Performance

================================================================================
Average Annual Total Return - for the periods ended June 30, 2004
--------------------------------------------------------------------------------

[MOUNTAIN CHART OMITTED]

Initial investment of $10,000

                  Janus Aspen Global
                Technology Portfolio -        S&P 500(R)
                 Institutional Shares           Index
 1/18/2000*              $10,000               $10,000
 1/31/2000               $10,020               $ 9,583
 2/29/2000               $11,220               $ 9,402
 3/31/2000               $10,770               $10,321
 4/30/2000               $ 9,600               $10,011
 5/31/2000               $ 8,960               $ 9,805
 6/30/2000               $ 9,830               $10,047
 7/31/2000               $ 9,500               $ 9,890
 8/31/2000               $10,380               $10,504
 9/30/2000               $ 9,320               $ 9,949
10/31/2000               $ 8,480               $ 9,907
11/30/2000               $ 6,700               $ 9,127
12/31/2000               $ 6,597               $ 9,172
 1/31/2001               $ 7,217               $ 9,497
 2/28/2001               $ 5,337               $ 8,631
 3/31/2001               $ 4,686               $ 8,085
 4/30/2001               $ 5,408               $ 8,713
 5/31/2001               $ 5,205               $ 8,771
 6/30/2001               $ 4,903               $ 8,558
 7/31/2001               $ 4,459               $ 8,473
 8/31/2001               $ 3,950               $ 7,943
 9/30/2001               $ 3,167               $ 7,302
10/31/2001               $ 3,696               $ 7,441
11/30/2001               $ 4,099               $ 8,012
12/31/2001               $ 4,151               $ 8,082
01/31/2002               $ 4,002               $ 7,964
02/28/2002               $ 3,587               $ 7,811
03/31/2002               $ 3,885               $ 8,105
04/30/2002               $ 3,438               $ 7,613
05/31/2002               $ 3,236               $ 7,558
06/30/2002               $ 2,927               $ 7,019
07/31/2002               $ 2,629               $ 6,472
 8/31/2002               $ 2,629               $ 6,515
 9/30/2002               $ 2,342               $ 5,807
10/31/2002               $ 2,523               $ 6,318
11/30/2002               $ 2,799               $ 6,690
12/31/2002               $ 2,459               $ 6,297
01/31/2003               $ 2,395               $ 6,132
02/28/2003               $ 2,395               $ 6,040
03/31/2003               $ 2,406               $ 6,098
04/30/2003               $ 2,619               $ 6,601
05/31/2003               $ 2,874               $ 6,948
06/30/2003               $ 2,917               $ 7,037
 7/31/2003               $ 3,055               $ 7,161
 8/31/2003               $ 3,300               $ 7,300
 9/30/2003               $ 3,236               $ 7,223
10/31/2003               $ 3,566               $ 7,631
11/30/2003               $ 3,566               $ 7,698
12/31/2003               $ 3,608               $ 8,102
 1/31/2004               $ 3,768               $ 8,251
 2/29/2004               $ 3,704               $ 8,365
 3/31/2004               $ 3,683               $ 8,239
 4/30/2004               $ 3,428               $ 8,110
 5/31/2004               $ 3,534               $ 8,221
 6/30/2004               $ 3,587               $ 8,381

                                                Fiscal       One        Since
                                             Year-to-Date    Year     Inception*
--------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio
- Institutional Shares                          (0.59)%      22.99%    (20.58)%
--------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio
- Service Shares                                (0.85)%      22.81%    (20.80)%
--------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio
- Service II Shares                             (0.84)%      22.76%    (20.80)%
--------------------------------------------------------------------------------
S&P 500(R) Index                                 3.44%       19.11%     (3.89)%
--------------------------------------------------------------------------------
================================================================================

Data presented represents past performance, which is no guarantee of future results. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, current performance may be higher or lower than the performance shown. Call 1-800-525-1068 or visit www.janus.com for current month end performance.

See Notes to Schedule of Investments for index definitions.

Total return includes reinvestment of net dividends, distributions and capital gains. Net dividends reinvested are the dividends that remain to be reinvested after foreign tax obligations have been met. Such obligations vary from country to country. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Returns shown for Service II Shares for periods prior to December 31, 2001 are derived from the historical performance of Institutional Shares, adjusted to reflect the higher operating expenses of Service II Shares.

These returns do not reflect the charges and expenses of any particular insurance product or qualified plan.

* The Portfolio's inception date - January 18, 2000

Portfolio Strategy
--------------------------------------------------------------------------------
To seek long-term growth of capital by normally investing at least 80% of the Portfolio's net assets in securities of domestic and foreign issuers that its portfolio manager believes will benefit significantly from advancements or improvements in technology. These businesses may include companies in the semiconductor, computer systems, networking, telecommunications, and software industries.

Portfolio Asset Mix - (% of Net Assets)
--------------------------------------------------------------------------------
[PIE CHART OMITTED]

Preferred Stock - Domestic - 0.4%
Corporate Bonds - Domestic - 0.6%
Cash and Cash Equivalents - 1.4%
Common Stock - Foreign - 42.3%
Common Stock - Domestic - 55.3%

                                                          Number of Stocks: 95
                                                          Number of Bonds: 3
                                                          Top 10 Equities: 28.8%


                                            Janus Aspen Series  June 30, 2004  1

Janus Aspen Global Technology Portfolio
(unaudited)

Top 10 Equity Holdings - (% of Net Assets)
--------------------------------------------------------------------------------
                                     June 30, 2004             December 31, 2003
Electronic Arts, Inc.                    4.8%                        4.3%
Amazon.com, Inc.                         3.6%                        3.6%
Yahoo!, Inc.                             3.3%                        1.7%
Nokia Oyj (ADR)                          3.1%                        4.2%
Microsoft Corp.                          2.5%                        2.4%
Texas Instruments, Inc.                  2.4%                        2.7%
Dell, Inc.                               2.4%                        2.3%
Marvell Technology
  Group, Ltd.                            2.3%                        1.6%
UTStarcom, Inc.                          2.2%                        2.3%
Samsung Electronics
  Company, Ltd.                          2.2%                        1.9%

Top Industries - Portfolio vs. Index (% of Net Assets)
--------------------------------------------------------------------------------

[BAR CHART OMITTED]

                                              Janus Aspen
                                           Global Technology        S&P 500(R)
                                               Portfolio              Index
--------------------------------------------------------------------------------
Electronic Components - Semiconductors           13.5%                 2.7%
Telecommunication Equipment                       8.0%                 0.4%
Semiconductor Equipment                           6.2%                 0.5%
Semiconductor Components/Integrated Circuits      5.7%                 0.4%
Web Portals/Internet Service Providers            5.0%                 0.5%
Entertainment Software                            4.8%                 0.2%
Computers - Peripheral Equipment                  4.7%                 0.1%
Applications Software                             4.3%                 3.1%
Computers                                         4.2%                 3.1%
E - Commerce/Products                             3.6%

--------------------------------------------------------------------------------
See "Explanations of Charts, Tables and Financial Statements."

For Service II Shares, a 1% redemption fee may be imposed on shares held for 60 days or less.

This Portfolio may at times have significant exposure to certain industry groups, which may react similarly to market developments (resulting in greater price volatility). The Portfolio also may have significant exposure to foreign markets (which include risks such as currency fluctuation and political uncertainty).

A "nondiversified" portfolio has the ability to take larger positions in a smaller number of issuers than a "diversified" portfolio. Nondiversified portfolios may experience greater price volatility.

The Portfolio may differ significantly from the securities held in the index. The index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio.

This Fund may have significant exposure to emerging markets which may lead to greater price volatility.


2  Janus Aspen Series  June 30, 2004

Schedule of Investments (unaudited)

Shares or Principal Amount                                          Market Value
================================================================================
Common Stock - 97.6%
Aerospace and Defense - 0.5%
         31,560  Embraer-Empresa Brasileira de
                 Aeronautica S.A. (ADR)# ..........................$    902,300
Applications Software - 4.0%
          3,855  Infosys Technologies, Ltd ........................     463,095
         48,800  Intuit, Inc.* ....................................   1,882,704
         13,860  Mercury Interactive Corp.* .......................     690,644
        171,705  Microsoft Corp ...................................   4,903,894
                                                                      7,940,337
Audio and Video Products - 1.7%
         43,500  Pioneer Corp.** ..................................   1,124,227
        111,839  Thomson** ........................................   2,205,673
                                                                      3,329,900
Automotive - Cars and Light Trucks - 1.6%
        286,000  Nissan Motor Company, Ltd.** .....................   3,179,380
Cable Television - 0.5%
         32,485  EchoStar Communications Corp. - Class A* .........     998,914
Chemicals - Diversified - 0.2%
          8,700  Nitto Denko Corp.** ..............................     444,907
Computer Aided Design - 1.1%
         48,321  Dassault Systemes S.A.** .........................   2,240,473
Computer Services - 3.0%
         60,303  Atos Origin S.A.** ...............................   3,873,805
        609,557  LogicaCMG PLC** ..................................   2,022,939
                                                                      5,896,744
Computers - 4.2%
        130,105  Dell, Inc.* ......................................   4,660,361
         37,890  IBM Corp .........................................   3,340,004
        602,000  Wistron Corp.* ...................................     350,749
                                                                      8,351,114
Computers - Memory Devices - 2.3%
        191,870  EMC Corp.* .......................................   2,187,318
         64,375  SanDisk Corp.*,# .................................   1,396,294
         31,030  Storage Technology Corp.* ........................     899,870
                                                                      4,483,482
Computers - Peripheral Equipment - 4.7%
        173,690  Chi Mei Optoelectronics Corp. (GDR)* .............   2,752,987
        990,360  Hon Hai Precision Industry Company, Ltd ..........   3,679,994
         61,782  Logitech International S.A.* .....................   2,811,860
                                                                      9,244,841
Data Processing and Management - 0.9%
         63,492  VERITAS Software Corp.* ..........................   1,758,728
E-Commerce/Products - 3.6%
        130,875  Amazon.com, Inc.* ................................   7,119,600
E-Commerce/Services - 1.8%
         39,030  eBay, Inc.* ......................................   3,588,809
Electric Products - Miscellaneous - 3.4%
         34,870  LG Electronics, Inc.** ...........................   1,653,722
         10,430  Samsung Electronics Company, Ltd.** ..............   4,305,591
        163,000  Toshiba Corp.** ..................................     655,794
                                                                      6,615,107
Electronic Components - Miscellaneous - 3.3%
         26,320  KH Vatec Company, Ltd.** .........................   1,020,455
        126,293  Koninklijke (Royal) Philips Electronics N.V.** ...   3,400,367
         13,520  Samsung Electro-Mechanics Company, Ltd.** ........     383,193
         16,680  Samsung SDI Company, Ltd.** ......................   1,753,890
                                                                      6,557,905
Electronic Components - Semiconductors - 13.2%
        125,785  Advanced Micro Devices, Inc.*,# ..................   1,999,982
        987,158  ARM Holdings PLC** ...............................   2,148,251
        104,395  ATI Technologies, Inc. (New York Shares)* ........   1,968,890
         74,150  Broadcom Corp. - Class A* ........................   3,467,995
        547,000  Chartered Semiconductor Manufacturing, Ltd.* .....     444,599
         30,484  Infineon Technologies A.G.*,** ...................     410,567
         27,945  International Rectifier Corp.* ...................   1,157,482
         79,850  Intersil Corp. - Class A .........................   1,729,551
         15,075  Leadis Technology, Inc.* .........................     202,156
         42,825  LSI Logic Corp.* .................................     326,327
        126,680  Micron Technology, Inc.* .........................   1,939,471
         34,000  Sanken Electric Company, Ltd.** ..................     443,715
         55,571  STMicroelectronics N.V.** ........................   1,219,015
         75,478  STMicroelectronics N.V.
                 (New York Shares)**,# ............................   1,661,271
        198,550  Texas Instruments, Inc ...........................   4,800,938
         61,170  Xilinx, Inc ......................................   2,037,573
                                                                     25,957,783
Electronic Design Automation - 1.9%
        138,925  Cadence Design Systems, Inc.* ....................   2,032,473
         60,840  Synopsys, Inc.* ..................................   1,729,681
                                                                      3,762,154
Electronic Measuring Instruments - 1.1%
         32,400  Advantest Corp.** ................................   2,170,591
Enterprise Software/Services - 1.8%
        189,065  Oracle Corp.* ....................................   2,255,546
          7,144  SAP A.G.** .......................................   1,190,767
                                                                      3,446,313
Entertainment Software - 4.8%
        173,495  Electronic Arts, Inc.* ...........................   9,464,152
Internet Connectivity Services - 0.8%
         62,040  NDS Group PLC (ADR)*,** ..........................   1,564,649
Internet Security - 2.1%
         72,645  Check Point Software Technologies, Ltd.
                 (New York Shares)* ...............................   1,960,689
         28,895  Internet Security Systems, Inc.*,# ...............     443,249
         41,400  Symantec Corp.* ..................................   1,812,492
                                                                      4,216,430
Medical Instruments - 0.9%
          3,570  Guidant Corp .....................................     199,492
         33,830  Medtronic, Inc ...................................   1,648,197
                                                                      1,847,689
Miscellaneous Manufacturing - 0.8%
         51,295  Applied Films Corp.*,# ...........................   1,488,581
Networking Products - 2.3%
        174,025  Cisco Systems, Inc.* .............................   4,124,393
         42,580  NETGEAR, Inc.*,# .................................     457,309
                                                                      4,581,702
Office Automation and Equipment - 1.5%
         55,000  Canon, Inc.** ....................................   2,898,318
Printing - Commercial - 0.1%
         10,000  Toppan Printing Company, Ltd.** ..................     113,183
Semiconductor Components/Integrated Circuits - 5.7%
        167,590  Marvell Technology Group, Ltd.* ..................   4,474,652
         62,680  Maxim Integrated Products, Inc ...................   3,285,686
         18,200  NEC Electronics Corp.** ..........................   1,117,537
         39,245  PowerDsine, Ltd. (New York Shares)*,# ............     474,472

See Notes to Schedule of Investments and Financial Statements.


                                            Janus Aspen Series  June 30, 2004  3

Janus Aspen Global Technology Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                          Market Value
================================================================================
Semiconductor Components/Integrated Circuits - (continued)
      1,026,323  Taiwan Semiconductor Manufacturing
                 Company, Ltd .....................................$  1,476,636
         71,270  Vitesse Semiconductor Corp.* .....................     347,798
                                                                     11,176,781
Semiconductor Equipment - 6.2%
        196,075  Applied Materials, Inc.* .........................   3,846,991
         47,884  Credence Systems Corp.*,# ........................     660,799
         58,550  KLA-Tencor Corp.* ................................   2,891,199
         23,915  Novellus Systems, Inc.* ..........................     751,888
        354,000  Siliconware Precision Industries Co.* ............     277,812
         90,385  Teradyne, Inc.* ..................................   2,051,740
         31,400  Tokyo Electron, Ltd.** ...........................   1,761,151
                                                                     12,241,580
Telecommunication Equipment - 8.0%
        138,925  Alcatel S.A. (ADR)**,# ...........................   2,151,948
         31,490  Harris Corp ......................................   1,598,118
        147,629  Nokia Oyj** ......................................   2,130,205
        271,935  Nokia Oyj (ADR)** ................................   3,953,934
         52,130  Telefonaktiebolaget LM Ericsson (ADR)**,# ........   1,559,730
        145,595  UTStarcom, Inc.*,# ...............................   4,404,248
                                                                     15,798,183
Telecommunication Equipment - Fiber Optics - 2.0%
        299,605  Corning, Inc.* ...................................   3,912,841
Telecommunication Services - 0.8%
         59,915  Amdocs, Ltd. (New York Shares)*,** ...............   1,403,808
        530,000  China Telecom Corporation, Ltd.** ................     185,165
                                                                      1,588,973
Television - 1.0%
        176,176  British Sky Broadcasting Group PLC** .............   1,987,259
Web Portals/Internet Service Providers - 5.0%
         38,290  EarthLink, Inc.* .................................     396,302
         14,600  Netease.com, Inc. (ADR)*,# .......................     603,272
            231  Yahoo Japan Corp.*,** ............................   2,244,054
        180,330  Yahoo!, Inc.* ....................................   6,551,389
                                                                      9,795,017
Wireless Equipment - 0.8%
         65,390  Motorola, Inc ....................................   1,193,368
         57,780  RF Micro Devices, Inc.*,# ........................     433,350
                                                                      1,626,718
--------------------------------------------------------------------------------
Total Common Stock (cost $156,541,229) ............................ 192,291,438
--------------------------------------------------------------------------------
Corporate Bonds - 0.6%
Applications Software - 0.3%
     $  675,000  Mercury Interactive Corp., 4.75%
                 convertible notes, due 7/1/07ss. .................     665,719
Computers - Peripheral Equipment - 0%
      1,000,000  Candescent Technologies Corp., 8.00%
                 convertible senior subordinated debentures
                 due 5/1/03 (144A)@, @@, ++, ss. ..................           0
Electronic Components - Semiconductors - 0.3%
        650,000  International Rectifier Corp., 4.25%
                 convertible subordinated notes
                 due 7/15/07 ......................................     638,625
--------------------------------------------------------------------------------
Total Corporate Bonds (cost $2,115,943) ...........................   1,304,344
--------------------------------------------------------------------------------
Preferred Stock - 0.4%
Wireless Equipment - 0.4%
         16,935  Crown Castle International Corp.
                 convertible, 6.25%# (cost $846,750) ..............     762,075
--------------------------------------------------------------------------------
Other Securities - 6.4%
                 State Street Navigator Securities Lending
    $12,553,464  Prime Portfolio+ (cost $12,553,464) ..............  12,553,464
--------------------------------------------------------------------------------
Short-Term U.S. Government Agencies - 0.9%
                 Fannie Mae
      1,700,000  1.25%, 7/1/04 (amortized cost $1,700,000) ........   1,700,000
--------------------------------------------------------------------------------
Total Investments (total cost $173,757,386) - 105.9% .............. 208,611,321
--------------------------------------------------------------------------------
Liabilities, net of Cash, Receivables and Other Assets - (5.9)% ... (11,601,443)
--------------------------------------------------------------------------------
Net Assets - 100% .................................................$197,009,878
--------------------------------------------------------------------------------


Summary of Investments by Country, June 30, 2004

Country                           Market Value        % of Investment Securities
--------------------------------------------------------------------------------
Bermuda                           $  4,474,652                              2.1%
Brazil                                 902,300                              0.4%
Canada                               1,968,890                              0.9%
Cayman Islands                         603,272                              0.3%
China                                  185,165                              0.1%
Finland                              6,084,139                              3.0%
France                              10,471,899                              5.0%
Germany                              1,601,334                              0.8%
India                                  463,095                              0.2%
Israel                               2,435,161                              1.2%
Japan                               16,152,857                              7.7%
Netherlands                          6,280,653                              3.0%
Singapore                              444,599                              0.2%
South Korea                          9,116,851                              4.4%
Sweden                               1,559,730                              0.7%
Switzerland                          2,811,860                              1.3%
Taiwan                               8,538,178                              4.1%
United Kingdom                       9,126,906                              4.5%
United States++                    125,389,780                             60.1%
--------------------------------------------------------------------------------
Total                             $208,611,321                            100.0%

++Includes Short-Term Securities (53.3% excluding Short-Term Securities)


Forward Currency Contracts, Open at June 30, 2004

Currency Sold and                      Currency           Currency    Unrealized
Settlement Date                      Units Sold      Value in $U.S.  Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 9/27/04                    35,000        $    62,962    $     143
British Pound 11/19/04                  815,000          1,459,900      (27,945)
Euro 9/27/04                          3,700,000          4,495,426        1,924
Hong Kong Dollar 9/27/04              1,100,000            141,423          659
Japanese Yen 9/27/04                725,000,000          6,672,739       15,502
Japanese Yen 10/15/04               325,000,000          2,994,516       25,930
Korean Won 11/12/04               2,300,000,000          1,974,842      (35,223)
Korean Won 11/15/04               4,600,000,000          3,949,153     (124,349)
--------------------------------------------------------------------------------
Total                                                  $21,750,961    $(143,359)

See Notes to Schedule of Investments and Financial Statements.

4  Janus Aspen Series  June 30, 2004

Statement of Assets and Liabilities

                                                                      Janus Aspen
                                                                         Global
As of June 30, 2004 (unaudited)                                        Technology
(all numbers in thousands except net asset value per share)            Portfolio
-----------------------------------------------------------------------------------
Assets:
  Investments at cost(1)                                               $ 173,757
  Investments at value (1)                                             $ 208,611
    Cash                                                                     896
    Receivables:
       Investments sold                                                      728
       Portfolio shares sold                                                  39
       Dividends                                                              93
       Interest                                                               33
    Other assets                                                               1
  Forward currency contracts                                                  44
-----------------------------------------------------------------------------------
Total Assets                                                             210,445
-----------------------------------------------------------------------------------
Liabilities:
    Payables:
       Securities loaned (Note 1)                                         12,553
       Investments purchased                                                  50
       Portfolio shares repurchased                                          375
       Advisory fees                                                         102
       Transfer agent fees and expenses                                        2
       Distribution fees - Service Shares                                     33
       Distribution fees - Service II Shares                                   5
       Foreign tax liability                                                   8
    Accrued expenses                                                         120
  Forward currency contracts                                                 187
-----------------------------------------------------------------------------------
Total Liabilities                                                         13,435
Net Assets                                                             $ 197,010
-----------------------------------------------------------------------------------
Net Assets Consist of:
  Capital (par value and paid-in surplus)*                             $ 613,804
  Undistributed net investment income/(loss)*                               (214)
  Undistributed net realized gain/(loss) from investments
   and foreign currency transactions*                                   (451,290)
  Unrealized appreciation/(depreciation) of investments
   and foreign currency translations                                      34,710(2)
-----------------------------------------------------------------------------------
Total Net Assets                                                       $ 197,010
-----------------------------------------------------------------------------------
Net Assets - Institutional Shares                                      $   4,976
  Shares Outstanding, $0.001 Par Value (unlimited shares authorized)       1,476
-----------------------------------------------------------------------------------
  Net Asset Value Per Share                                            $    3.37
-----------------------------------------------------------------------------------
Net Assets - Service Shares                                            $ 165,742
  Shares Outstanding, $0.001 Par Value (unlimited shares authorized)      47,334
-----------------------------------------------------------------------------------
  Net Asset Value Per Share                                            $    3.50
-----------------------------------------------------------------------------------
Net Assets - Service II Shares                                         $  26,292
  Shares Outstanding, $0.001 Par Value (unlimited shares authorized)       7,378
-----------------------------------------------------------------------------------
  Net Asset Value Per Share                                            $    3.56
-----------------------------------------------------------------------------------

*     See Note 3 in Notes to Financial Statements.
(1) Investments at cost and value include $12,253,712 of securities loaned for Janus Aspen Global Technology Portfolio (Note 1).
(2) Net of foreign taxes on investments of $7,575 for Janus Global Technology Portfolio.

See Notes to Financial Statements.


                                            Janus Aspen Series  June 30, 2004  5

Statement of Operations

                                                                          Janus Aspen
                                                                             Global
For the six month period ended June 30, 2004 (unaudited)                   Technology
(all numbers in thousands)                                                 Portfolio
-------------------------------------------------------------------------------------
 Investment Income:
    Interest                                                              $    73
    Securities lending income                                                  30
    Dividends                                                                 794
    Foreign tax withheld                                                     (105)
-------------------------------------------------------------------------------------
 Total Investment Income                                                      792
-------------------------------------------------------------------------------------
 Expenses:
    Advisory fees                                                             682
    Transfer agent fees and expenses                                            3
    Registration fees                                                           1
    Custodian fees                                                              9
    Audit fees                                                                  4
    Trustees' fees and expenses                                                 3
    Distribution fees - Service Shares                                        221
    Distribution fees - Service II Shares                                      35
    Other expenses                                                             48
-------------------------------------------------------------------------------------
 Total Expenses                                                             1,006
 Expense and Fee Offsets                                                       (1)
 Net Expenses                                                               1,005
 Net Investment Income/(Loss)                                                (213)
-------------------------------------------------------------------------------------
 Net Realized and Unrealized Gain/(Loss) on Investments:
    Net realized gain/(loss) from securities transactions                   1,101
    Net realized gain/(loss) from foreign currency transactions              (288)
    Change in net unrealized appreciation/(depreciation) of investments
      and foreign currency translations                                    (2,725)(1)
-------------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments                     (1,912)
Net Increase/(Decrease) in Net Assets Resulting from Operations           $(2,125)
-------------------------------------------------------------------------------------

(1) Net of foreign taxes on investments of $7,575 for Janus Aspen Global Technology Portfolio.

See Notes to Financial Statements.

6  Janus Aspen Series  June 30, 2004

Statement of Changes in Net Assets

                                                                                          Janus Aspen
For the six month period ended June 30, 2004 (unaudited)                               Global Technology
and for the fiscal year ended December 31, 2003                                            Portfolio
(all numbers in thousands)                                                             2004         2003
----------------------------------------------------------------------------------------------------------
Operations:
  Net investment income/(loss)                                                    $    (213)   $    (748)
  Net realized gain/(loss) from investment
    and foreign currency transactions                                                   813       (7,274)
  Change in unrealized net appreciation/(depreciation)
    of investments and foreign currency translations                                 (2,725)      73,944
----------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations                      (2,125)      65,922
----------------------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
  Net investment income*
     Institutional Shares                                                                --           --
     Service Shares                                                                      --           --
     Service II Shares                                                                   --           --
  Net realized gain from investment transactions*
     Institutional Shares                                                                --           --
     Service Shares                                                                      --           --
     Service II Shares                                                                   --           --
----------------------------------------------------------------------------------------------------------
Net Decrease from Dividends and Distributions                                            --           --
----------------------------------------------------------------------------------------------------------
Capital Share Transactions:
  Shares sold
     Institutional Shares                                                               896        3,937
     Service Shares                                                                  16,725       47,560
     Service II Shares                                                                3,175       13,811
  Redemption fees
     Service II Shares                                                                    7           42
  Shares repurchased
     Institutional Shares                                                            (1,446)      (2,488)
     Service Shares                                                                 (29,676)     (50,978)
     Service II Shares                                                               (5,273)      (7,367)
----------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) from Capital Share Transactions                             (15,592)       4,517
----------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                                               (17,717)      70,439
Net Assets:
  Beginning of period                                                               214,727      144,288
----------------------------------------------------------------------------------------------------------
  End of period                                                                   $ 197,010    $ 214,727
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Undistributed net investment income/(loss)*                                       $    (214)   $      --
----------------------------------------------------------------------------------------------------------

Purchases and Sales of Investment Securities: (excluding short-term securities)
  Purchases of securities                                                         $  35,012    $  74,372
  Proceeds from sales of securities                                                  44,901       74,476
  Purchases of long-term U.S. Government obligations                                     --           --
  Proceeds from sales of long-term U.S. Government obligations                           --           --

*     See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.


                                            Janus Aspen Series  June 30, 2004  7

Financial Highlights

Institutional Shares
For a share outstanding during the
six month period ended June 30, 2004 (unaudited)                           Janus Aspen Global Technology Portfolio
and through each fiscal year or period ended December 31             2004         2003         2002         2001      2000(1)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                             $   3.39     $   2.31     $   3.90     $   6.49     $  10.00
-------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                        .01         (.01)         .02          .19          .16
  Net gain/(loss) on securities (both realized and unrealized)       (.03)        1.09        (1.61)       (2.57)       (3.56)
-------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                     (.02)        1.08        (1.59)       (2.38)       (3.40)
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*                              --           --           --         (.21)        (.11)
  Distributions (from capital gains)*                                  --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                    --           --           --         (.21)        (.11)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                   $   3.37     $   3.39     $   2.31     $   3.90     $   6.49
-------------------------------------------------------------------------------------------------------------------------------
Total Return**                                                      (0.59)%      46.75%      (40.77)%     (37.07)%     (34.03)%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)                         $  4,976     $  5,580     $  2,721     $  5,643     $ 34,950
Average Net Assets for the Period (in thousands)                 $  5,473     $  3,871     $  3,974     $  9,242     $ 55,483
Ratio of Gross Expenses to Average Net Assets*** (2)                 0.72%        0.85%        0.72%        0.68%        0.69%
Ratio of Net Expenses to Average Net Assets*** (2)                   0.71%        0.85%        0.72%        0.67%        0.69%
Ratio of Net Investment Income/(Loss) to Average Net Assets***       0.03%       (0.22)%      (0.05)%       0.64%        1.64%
Portfolio Turnover Rate***                                             34%          46%          70%          91%          34%

Service Shares
For a share outstanding during the
six month period ended June 30, 2004 (unaudited)                           Janus Aspen Global Technology Portfolio
and through each fiscal year or period ended December 31             2004         2003         2002         2001      2000(1)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                             $   3.53     $   2.41     $   4.08     $   6.55     $  10.00
-------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                         --           --           --          .02          .05
  Net gain/(loss) on securities (both realized and unrealized)       (.03)        1.12        (1.67)       (2.46)       (3.46)
-------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                     (.03)        1.12        (1.67)       (2.44)       (3.41)
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*                              --           --           --         (.03)        (.04)
  Distributions (from capital gains)*                                  --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                    --           --           --         (.03)        (.04)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                   $   3.50     $   3.53     $   2.41     $   4.08     $   6.55
-------------------------------------------------------------------------------------------------------------------------------
Total Return**                                                      (0.85)%      46.47%      (40.93)%     (37.31)%     (34.11)%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)                         $165,742     $180,513     $127,656     $287,103     $374,544
Average Net Assets for the Period (in thousands)                 $177,621     $147,151     $191,037     $307,222     $268,923
Ratio of Gross Expenses to Average Net Assets*** (2)                 0.97%        1.10%        0.97%        0.95%        0.94%
Ratio of Net Expenses to Average Net Assets*** (2)                   0.96%        1.10%        0.97%        0.94%        0.94%
Ratio of Net Investment Income/(Loss) to Average Net Assets***      (0.21)%      (0.44)%      (0.29)%       0.42%        1.14%
Portfolio Turnover Rate***                                             34%          46%          70%          91%          34%

*     See Note 3 in Notes to Financial Statements.
**    Total return not annualized for periods of less than one full year.
***   Annualized for periods of less than one full year.
(1)   Fiscal period from January 18, 2000 (inception date) to December 31, 2000.
(2)   See Note 5 in Notes to Financial Statements.

See Notes to Financial Statements.

8  Janus Aspen Series  June 30, 2004

Service II Shares
For a share outstanding during the                                         Janus Aspen
six month period ended June 30, 2004 (unaudited)                    Global Technology Portfolio
and through each fiscal year or period ended December 31            2004        2003     2002(1)
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                             $  3.59     $  2.44     $  4.13
--------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                        --          --         .01
  Net gain/(loss) on securities (both realized and unrealized)      (.03)       1.14       (1.71)
--------------------------------------------------------------------------------------------------
Total from Investment Operations                                    (.03)       1.14       (1.70)
--------------------------------------------------------------------------------------------------
Distributions and Other:
  Dividends (from net investment income)*                             --          --          --
  Distributions (from capital gains)*                                 --          --          --
  Redemption fees                                                     --(2)      .01         .01
--------------------------------------------------------------------------------------------------
Total Distributions and Other                                         --         .01         .01
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                   $  3.56     $  3.59     $  2.44
--------------------------------------------------------------------------------------------------
Total Return**                                                     (0.84)%     47.13%     (40.92)%
--------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)                         $26,292     $28,634     $13,911
Average Net Assets for the Period (in thousands)                 $27,823     $21,419     $ 6,085
Ratio of Gross Expenses to Average Net Assets***(3)                 0.97%       1.10%       1.04%
Ratio of Net Expenses to Average Net Assets*** (3)                  0.96%       1.10%       1.04%
Ratio of Net Investment Income/(Loss) to Average Net Assets***     (0.22)%     (0.44)%     (0.42)%
Portfolio Turnover Rate***                                            34%         46%         70%

*     See Note 3 in Notes to Financial Statements.
**    Total return not annualized for periods of less than one full year.
***   Annualized for periods of less than one full year.
(1) Certain prior year amounts have been reclassified to conform to current year presentation.
(2) Redemption fees aggregated less than $.01 on a per share basis for the six month period ended June 30, 2004.
(3)   See Note 5 in Notes to Financial Statements.

See Notes to Financial Statements.


                                            Janus Aspen Series  June 30, 2004  9

Notes to Schedule of Investments (unaudited)

S&P 500(R) Index      The Standard & Poor's Composite Index of 500 stocks, a
                      widely recognized, unmanaged index of common stock prices.

144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR                   American Depositary Receipt

GDR                   Global Depositary Receipt

New York Shares       Securities of foreign companies trading on the New York
                      Stock Exchange

PLC                   Public Limited Company

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts and/or forward currency contracts.

@     Rate is subject to change. Rate shown reflects current rate.

@@ Security is a defaulted security in the Portfolio with accrued interest in the amount of $40,000 that was written-off December 10, 2001.

# Loaned security, a portion or all of the security is on loan at June 30, 2004.

+ The security is purchased with the cash collateral received from securities on loan (Note 1).

++    Fair valued security.

ss.   Schedule of Restricted and Illiquid Securities

                                                                                                    Value as
                                                       Acquisition    Acquisition                    % of
                                                          Date           Cost           Value      Net Assets
=============================================================================================================
Janus Aspen Global Technology Portfolio
Candescent Technologies Corp., 8.00%
  convertible senior subordinated debentures, due
  5/1/03 (144A)++                                        3/6/00        $  800,000           --         --
Mercury Interactive Corp., 4.75%
  convertible notes, due 7/1/07 (144A)                   6/27/00       $  675,000     $665,719        0.3%
-------------------------------------------------------------------------------------------------------------
                                                                       $1,475,000     $665,719        0.3%
=============================================================================================================

The portfolio has registration rights for certain restricted securities held as of June 30, 2004. The issuer incurs all registration costs.

The interest rate for variable rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of June 30, 2004.

10  Janus Aspen Series  June 30, 2004

Notes to Financial Statements (unaudited)

The following section describes organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout this report. In addition, the Notes to Financial Statements explain the methods used in preparing and presenting this report.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Janus Aspen Global Technology Portfolio (the "Portfolio") is a series fund. The Portfolio is part of Janus Aspen Series (the "Trust"), which was organized as a Delaware Trust (now called a Delaware statutory trust) on May 20, 1993 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Trust offers seventeen portfolios or series of shares with differing investment objectives and policies. The Portfolio is classified as nondiversified. The Portfolio is a no-load investment.

The Portfolio currently offers three classes of shares: Institutional Shares, Service Shares and Service II Shares. Each class is issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance contracts (collectively "variable insurance contracts"), as well as certain qualified retirement plans.

The following accounting policies have been consistently followed by the Trust and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

Investment Valuation

Securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers making a market for such securities or by a pricing service approved by the Portfolio's Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Currently, foreign securities and currencies are converted to U.S. dollars using the applicable rate in effect as of 1:00 p.m. (New York time). It is anticipated that sometime during the third calendar quarter, the conversion to U.S. dollars will use the applicable rate in effect as of the close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or are deemed not to be reliable because events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the closing of the NYSE, then their fair value is determined in good faith under procedures established by and under the supervision of the Portfolio's Trustees. The Portfolio may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of the foreign exchanges and the close of the NYSE.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both unrealized and realized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Securities Lending

Under procedures adopted by the Trustees, the Portfolio may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Portfolio may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, such loans will only be made if Janus Capital Management LLC ("Janus Capital") believes the benefit from granting such loans justifies the risk. The Portfolio will not have the right to vote on securities while they are being lent, however, the Portfolio will attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which consists of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit and such other collateral permitted by the Securities and Exchange Commission ("SEC"). The lending agent may also invest the cash collateral in the State Street Navigator Securities Lending Prime Portfolio or investments in unaffiliated money market funds or accounts that comply with Rule 2a-7 of the 1940 Act relating to money market funds and mutually agreed to by the Portfolio and the lending agent.

As of June 30, 2004, the Portfolio had on loan securities as indicated:

                                                                   Value at
Portfolio                                                        June 30, 2004
--------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio                           $12,253,712
--------------------------------------------------------------------------------


                                           Janus Aspen Series  June 30, 2004  11

As of June 30, 2004, the Portfolio received cash collateral in accordance with securities lending activity as indicated:

                                                              Cash Collateral at
Portfolio                                                        June 30, 2004
--------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio                           $12,553,464
--------------------------------------------------------------------------------

As of June 30, 2004, all cash collateral received by the Portfolio was invested in the State Street Navigator Securities Lending Prime Portfolio.

The borrower pays fees at the Portfolio's direction to its lending agent. The lending agent may retain a portion of the interest earned. The cash collateral invested by the lending agent is disclosed in the Schedule of Investments. The lending fees and the Portfolio's portion of the interest income earned on cash collateral is included on the Statement of Operations.

Forward Currency Transactions

The Portfolio may enter into forward currency contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sales commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions on the Statement of Operations.

Forward currency contracts held by the Portfolio are fully collateralized by other securities, which are denoted (if applicable) in the accompanying Schedule of Investments. Such collateral is in the possession of the Portfolio's custodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Foreign Currency Translations

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to security transactions and income.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

When-issued Securities

The Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolio is required to hold liquid assets as collateral with the Portfolio's custodian sufficient to cover the purchase price.

Initial Public Offerings

The Portfolio may invest in initial public offerings ("IPOs"). The Portfolio's performance may be significantly affected, positively or negatively, by investments in IPOs. IPOs and other investment techniques may have a magnified performance impact on a portfolio with a small asset base. The Portfolio may not experience similar performance as its assets grow.

Restricted Security Transactions

Restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolio to sell a security at a fair price and may substantially delay the sale of the security which the Portfolio seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Dividend Distributions

The Portfolio generally makes semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains, if any. The majority of dividends and capital gains distributions from the Portfolio will be automatically reinvested into additional shares of the Portfolio.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of assets and liabilities at the date of


12  Janus Aspen Series  June 30, 2004
the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements as the Portfolio intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

Proxy Voting

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to their portfolio securities is available (i) without charge, upon request, by calling 1-800-525-1068 (toll free); (ii) on the Portfolio's website at www.janus.com; and (iii) on the SEC's website at http://www.sec.gov.

Starting in August 2004, the Portfolio's proxy voting record for the one-year period ending each June 30th will be available through www.janus.com and from the SEC through the SEC's website at http://www.sec.gov.

2. INVESTMENT ADVISORY AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

Janus Capital is the investment adviser to the Portfolio. The Portfolio was subject to advisory fees payable to Janus Capital based upon an annual rate of 0.65% of average daily net assets. Effective July 1, 2004, the advisory fee annual rate was reduced from 0.65% to 0.64% of average daily net assets. The advisory fee is calculated daily and paid monthly.

Janus Capital has agreed to reimburse the Portfolio by the amount if any, that the normal operating expenses in any fiscal year, including the investment advisory fee but excluding the distribution fee applicable to the Service and Service II Shares, brokerage commissions, interest, taxes and extraordinary expenses, exceed an annual rate of 1.25% of the average daily net assets of the Portfolio. Effective July 1, 2004, the annual rate was reduced from 1.25% to 1.24% of average daily net assets.

Janus Services LLC, a wholly-owned subsidiary of Janus Capital, receives certain out-of-pocket expenses for transfer agent services.

Certain officers and trustees of the Portfolio may also be officers and/or directors of Janus Capital; however, such officers and trustees receive no compensation from the Portfolio.

Janus Distributors LLC, a wholly-owned subsidiary of Janus Capital, is a distributor of the Portfolio. Service and Service II Shares have each adopted a Distribution and Shareholder Servicing Plan (the "Plans") pursuant to Rule 12b-1 under The 1940 Act. The Plans authorize payments by the Portfolio in connection with the distribution of Service and Service II Shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of Service and Service II Share's average daily net assets.

A 1.00% redemption fee may be imposed on Service II Shares of the Portfolio held for 60 days or less. The redemption fee is designed to offset transaction costs and other expenses associated with short-term redemptions. This fee is paid to the Portfolio rather than Janus Capital, and is designed to deter excessive short-term trading and to offset the brokerage commissions, market impact, and other costs associated with changes in the Portfolio's asset level and cash flow due to short-term money movements in and out of the Portfolio. The redemption fee is accounted for as an addition to Paid-in-Capital. Total redemption fees received by the Portfolio - Service II Shares were $6,978 for the six month period ended June 30, 2004.

The Portfolio's expenses may be reduced by voluntary brokerage credits from affiliated or unaffiliated brokers or expense offsets from an unaffiliated custodian. Such credits or offsets are included in Expense and Fee Offsets on the Statement of Operations. Brokerage commissions paid to the brokers reduce Transfer Agent Fees and Expenses. Custodian credits reduce Custodian Fees. The Portfolio could have employed the assets used by the broker and/or custodian to produce income if it had not entered into an expense offset arrangement.

DST Systems, Inc. ("DST"), an affiliate prior to June 16, 2004 of Janus Capital Group Inc. ("JCGI"), parent to the Portfolio's adviser, provides a shareholder accounting system to the Portfolio for a fee. As of December 1, 2003, following a share exchange transaction in which JCGI exchanged 32.3 million shares of its holdings of DST common stock for all of the stock of a wholly-owned subsidiary of DST, JCGI owned approximately 9% of the outstanding common shares of DST. As of June 16, 2004, JCGI sold its remaining shares of common stock of DST. As a result, JCGI does not own any shares of DST common stock. DST fees are included in Transfer Agent Fees and Expenses on the Statement of Operations. Brokerage commissions paid to DST Securities, Inc. serve to reduce Transfer Agent Fees and Expenses. Brokerage commissions paid, fees reduced and the net fees paid to DST for the six month period ended June 30, 2004 are noted below.

                                                  DST Securities, Inc.            Portfolio Expense             DST Systems
Portfolio                                           Commissions Paid                  Reduction                    Costs
================================================================================================================================
Janus Aspen Global Technology Portfolio                    --                            --                       $2,789
--------------------------------------------------------------------------------------------------------------------------------


                                           Janus Aspen Series  June 30, 2004  13

3. FEDERAL INCOME TAX

Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales, foreign currency transactions, net operating losses and capital loss carryovers.

The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers as of December 31, 2003 that may be available to offset future realized capital gains and thereby reduce future taxable gain distributions. These carryovers expire between December 31, 2008 and December 31, 2011.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as of June 30, 2004 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/(depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

                                   Accumulated       Federal Tax      Unrealized       Unrealized      Net Appreciation
Portfolio                         Capital Losses        Cost         Appreciation    (Depreciation)    /(Depreciation)
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Technology     $(448,711,540)    $177,555,366     $55,275,597      $(24,219,642)      $31,055,955
  Portfolio
------------------------------------------------------------------------------------------------------------------------

4. EXPENSES

Expenses are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

The Portfolio bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated pro rata to the Portfolio.

5. EXPENSE RATIOS

Listed below are the gross expense ratios for the Portfolio, absent the waiver of certain fees and offsets.

For the six month period ended June 30, 2004 (unaudited)
and for each fiscal year or period ended
December 31                                                                                                       Service II
                              Institutional Shares           |             Service Shares               |           Shares
Portfolio            2004    2003    2002    2001   2000(1)  |  2004    2003    2002    2001   2000(1)  |    2004    2003    2002
====================================================================================================================================
Janus Aspen                                                  |                                          |
Global Technolog                                             |                                          |
Portfolio           0.72%   0.85%   0.72%   0.68%   0.69%    | 0.97%   1.10%   0.97%   0.95%   0.94%    |   0.97%   1.10%   1.04%
------------------------------------------------------------------------------------------------------------------------------------

(1)   Fiscal period from January 18, 2000 (inception date) to December 31, 2000.


14  Janus Aspen Series  June 30, 2004

6. CAPITAL SHARE TRANSACTIONS

                                                                Janus Aspen
For the six month period ended June 30, 2004 (unaudited)     Global Technology
and the fiscal year ended December 31, 2003                     Portfolio
(all numbers in thousands)                                   2004       2003
===============================================================================
Transactions in Portfolio Shares - Institutional Shares
  Shares sold                                                 251      1,364
--------------------------------------------------------------------------------
Total                                                         251      1,364
--------------------------------------------------------------------------------
  Shares Repurchased                                         (421)      (897)
Net Increase/(Decrease) in Portfolio Shares                  (170)       467
Shares Outstanding, Beginning of Period                     1,646      1,179
--------------------------------------------------------------------------------
Shares Outstanding, End of Period                           1,476      1,646
--------------------------------------------------------------------------------
Transactions in Portfolio Shares - Service Shares
  Shares sold                                               4,629     15,987
--------------------------------------------------------------------------------
Total                                                       4,629     15,987
--------------------------------------------------------------------------------
  Shares Repurchased                                       (8,481)   (17,859)
Net Increase/(Decrease) in Portfolio Shares                (3,852)    (1,872)
Shares Outstanding, Beginning of Period                    51,186     53,058
--------------------------------------------------------------------------------
Shares Outstanding, End of Period                          47,334     51,186
--------------------------------------------------------------------------------
Transactions in Portfolio Shares - Service II Shares
  Shares sold                                                 865      4,884
--------------------------------------------------------------------------------
Total                                                         865      4,884
--------------------------------------------------------------------------------
  Shares Repurchased                                       (1,468)    (2,599)
Net Increase/(Decrease) in Portfolio Shares                  (603)     2,285
Shares Outstanding, Beginning of Period                     7,981      5,696
--------------------------------------------------------------------------------
Shares Outstanding, End of Period                           7,378      7,981
--------------------------------------------------------------------------------


                                           Janus Aspen Series  June 30, 2004  15

7. LEGAL MATTERS

In September 2003, the Securities and Exchange Commission ("SEC") and the Office of the New York State Attorney General ("NYAG") publicly announced that they were investigating trading practices in the mutual fund industry. The investigations were prompted by the NYAG's settlement with a hedge fund, Canary Capital, which allegedly engaged in irregular trading practices with certain mutual fund companies. While Janus Capital was not named as a defendant in the NYAG complaint against the hedge fund, Janus Capital was mentioned in the complaint as having allowed Canary Capital to "market time" certain Janus funds. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. The NYAG complaint alleged that this practice is in contradiction to policies stated in the prospectuses for certain Janus funds.

The investigations by the NYAG, the SEC, and certain other agencies, including the Colorado Division of Securities and the Colorado Attorney General ("COAG"), also sought to determine whether late trading occurred in mutual funds managed by Janus Capital. The term "late trading" generally refers to the practice of permitting or processing a fund purchase or redemption in a manner that improperly allows the current day's fund share price to be used for an order that was placed or improperly processed at a time following the deadline for obtaining that day's share price (normally, 4:00 p.m. (eastern time)). Because many mutual fund transactions are cleared and settled through financial intermediaries, Janus Capital cannot exclude the possibility that one or more intermediaries may have submitted improper or unauthorized late trade transactions to Janus Capital in violation of Janus Capital's agreements with those intermediaries.

Other documentation and information sought by various regulatory agencies, including the National Association of Securities Dealers, the West Virginia Attorney General, the Florida Department of Financial Services, the NYAG, the SEC, the COAG, the Colorado Division of Securities and one or more U.S. Attorney offices, relate to a variety of matters, including but not limited to: disclosure of portfolio holdings, trading by executives in fund shares, certain revenue sharing arrangements, information related to cash and non-cash compensation paid to brokers, trading by Janus Capital investment personnel in portfolio securities owned by certain Janus funds, information provided to the Trustees of certain Janus funds in connection with the review and approval of management contracts related to such Janus funds, information related to certain types of distribution and sales arrangements with brokers and other distributors of mutual fund products, and other topics related to the foregoing. The Janus funds, Janus Capital Group Inc. and its subsidiaries have either complied with or intend to comply with these subpoenas and other document and information requests.

On April 27, 2004, Janus Capital announced agreements in principle with the NYAG, the COAG and the Colorado Division of Securities setting forth financial agreements and certain corporate governance and compliance initiatives that will be required by such regulators. Janus Capital also announced an agreement in principle with respect to monetary terms with the SEC, subject to the approval of the SEC Commissioners. Pursuant to such agreements, Janus Capital has agreed to pay $50 million in restoration to compensate investors for any adverse effects of frequent trading and $50 million in civil penalties. Janus Capital also agreed to reduce its management fees in the amount of $25 million a year for five years. Specific fee reductions, effective July 1, 2004, were determined on a fund-by-fund basis and were calculated using assets under management as of May 31, 2004. Therefore, the total reduction in revenue over a five-year period could be greater than or less than $125 million, depending on whether assets under management in the affected funds increase or decrease. Janus also agreed to make $1.2 million in other settlement-related payments required by the State of Colorado.

Subsequent to the initiation of the regulatory investigations, a number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals on behalf of Janus fund shareholders and shareholders of Janus Capital Group Inc. The factual allegations made in these actions are generally based on the NYAG complaint against Canary Capital and in general allege that Janus Capital allowed certain hedge funds and other investors to engage in "market timing" trades in certain Janus funds. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the federal securities laws; (ii) breach of fiduciary duties, as established by state common law or federal law, to the funds and/or individual investors; (iii) breach of contract; (iv) unjust enrichment; and (v) violations of Section 1962 of the Racketeering Influenced and Corrupt Organizations Act.

The "market timing" lawsuits include actions purportedly on behalf of a class of Janus fund investors, cases allegedly brought on behalf of the funds themselves, a case asserting claims both on behalf of an investor class and derivatively on behalf of the funds, cases brought on behalf of shareholders of Janus Capital Group Inc. on a derivative basis against the Board of Directors of Janus Capital Group Inc., purported ERISA actions against the managers of the Janus 401(k) plan, and a non-class "representative action" purportedly brought


16  Janus Aspen Series  June 30, 2004
on behalf of the general public. The complaints also name various defendants. One or more Janus entities (Janus Capital Group Inc., Janus Capital Management LLC or Janus Capital Corporation) are named in every action. In addition, actions have been brought against Janus Investment Fund and/or one or more of the individual Janus funds, the Janus fund Trustees, officers of the Janus funds, officers of Janus Capital, officers of Janus Capital Group Inc., and directors of Janus Capital Group Inc.

The "market timing" lawsuits were filed in a number of state and federal jurisdictions. The Judicial Panel on Multidistrict Litigation has finally or conditionally transferred all but one of these actions to the United States District Court for the District of Maryland for coordinated proceedings. One action (alleging failure to adequately implement fair value pricing) has been remanded to state court in Madison County, Illinois and is not subject to the federal transfer procedures.

In addition to the "market timing" actions described above, civil lawsuits have been filed against Janus Capital challenging the investment advisory fees charged by Janus Capital to certain funds managed by Janus Capital.

Additional lawsuits may be filed against certain of the Janus funds, Janus Capital and related parties in the future. Janus Capital does not currently believe that any of the pending actions will materially affect its ability to continue to provide to the Funds the services it has agreed to provide.

8. SUBSEQUENT EVENT

On July 29, 2004, Janus Capital Group Inc. announced that a client of Janus Capital Management LLC ("Janus Capital") intends to redeem funds totaling approximately $4.7 billion by year end, subject to the approval by the client's board of directors. The majority of the assets to be redeemed are in the Institutional Share class of certain Portfolios within Janus Aspen Series. Janus Capital is working with the client to transfer the redeeming assets "in kind" to assist the affected Portfolios' managers in limiting the disruption to the Portfolios and minimizing potential transaction costs. The redemption is anticipated to occur by the end of the Portfolios' 2004 fiscal period. To the extent necessary, Janus Capital intends to voluntarily waive certain fees imposed on the Portfolios to limit the economic impact such redemptions might otherwise have on remaining shareholders of the affected Portfolios.


                                           Janus Aspen Series  June 30, 2004  17

Explanations of Charts, Tables and Financial Statements (unaudited)

1. PERFORMANCE OVERVIEWS

The performance overview graph compares the performance of a hypothetical $10,000 investment in the Portfolio (from inception) with one widely used market index through June 30, 2004.

Average annual total returns are quoted for each class of the Portfolio. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.

When comparing the performance of the Portfolio with an index, keep in mind that market indices do not include brokerage commissions that would be incurred if you purchased the individual securities in the index. They also do not include taxes payable on dividends and interest or operating expenses incurred if you maintained a portfolio invested in the index.

2. SCHEDULE OF INVESTMENTS

Following the performance overview section is the Portfolio's Schedule of Investments. This schedule reports the industry concentrations and types of securities held in the Portfolio on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The market value of each security is quoted as of the last day of the reporting period. The values of securities denominated in foreign currencies are converted into U.S. dollars.

A summary of investments by country is provided if the Portfolio invested in foreign securities as of the reporting period. This summary reports the Portfolio's exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country in which the company is incorporated.

2A. FORWARD CURRENCY CONTRACTS

A table listing forward currency contracts follows the Portfolio's Schedule of Investments (if applicable). Forward currency contracts are agreements to deliver or receive a preset amount of currency at a future date. Forward currency contracts are used to hedge against foreign currency risk in the Portfolio's long-term holdings.

The table provides the name of the foreign currency, the settlement date of the contract, the amount of the contract, the value of the currency in U.S. dollars and the amount of unrealized gain or loss. The amount of unrealized gain or loss reflects the change in currency exchange rates from the time the contract was opened to the last day of the reporting period.

2B. FUTURES

A table listing futures contracts follows the Portfolio's Schedule of Investments (if applicable). Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. Futures are used to hedge against adverse movements in securities prices, currency risk or interest rates.

The table provides the name of the contract, number of contracts held, the expiration date, the principal amount, value and the amount of unrealized gain or loss. The amount of unrealized gain or loss reflects the marked to market amount for the last day of the reporting period.

3. STATEMENT OF ASSETS AND LIABILITIES

This statement is often referred to as the "balance sheet." It lists the assets and liabilities of the Portfolio on the last day of the reporting period.

The Portfolio's assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on stocks owned and the receivable for Portfolio shares sold to investors but not yet settled. The Portfolio's liabilities include payables for securities purchased but not yet settled, Portfolio shares redeemed but not yet paid and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section titled "Net Assets Consist of" breaks down the components of the Portfolio's net assets. Because the Portfolio must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last line of this statement reports the Portfolio's net asset value ("NAV") per share on the last day of the reporting period for each class of the Portfolio. The NAV is calculated by dividing the Portfolio's net assets (assets minus liabilities) by the number of shares outstanding.


18  Janus Aspen Series  June 30, 2004

4. STATEMENT OF OPERATIONS

This statement details the Portfolio's income, expenses, gains losses on securities and currency transactions, and appreciation or depreciation of current Portfolio holdings.

The first section in this statement, titled "Investment Income," reports the dividends earned from stocks and interest earned from interest-bearing securities in the Portfolio.

The next section reports the expenses and expense offsets incurred by the Portfolio, including the advisory fee paid to the investment adviser and transfer agent fees.

The last section lists the increase or decrease in the value of securities held in the Portfolio. The Portfolio realizes a gain (or loss) when it sells its position in a particular security. An unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Portfolio during the reporting period. "Net Realized and Unrealized Gain/ (Loss) on Investments" is affected both by changes in the market value of Portfolio holdings and by gains (or losses) realized during the reporting period.

5. STATEMENT OF CHANGES IN NET ASSETS

This statement reports the increase or decrease in the Portfolio's net assets during the reporting period. Changes in the Portfolio's net assets are attributable to investment operations, dividends, distributions and capital share transactions. This is important to investors because it shows exactly what caused the Portfolio's net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Portfolio's investment performance. The Portfolio's net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends in cash, money is taken out of the Portfolio to pay the distribution. If investors reinvest their dividends, the Portfolio's net assets will not be affected. If you compare the Portfolio's "Net Decrease from Dividends and Distributions" to the "Reinvested dividends and distributions," you will notice that dividend distributions had little effect on the Portfolio's net assets. This is because the majority of Janus investors reinvest their distributions.

The reinvestment of dividends is included under "Capital Share Transactions." "Capital Shares" refers to the money investors contribute to the Portfolio through purchases or withdrawals via redemptions. The Portfolio's net assets will increase and decrease in value as investors purchase and redeem shares from the Portfolio.

6. FINANCIAL HIGHLIGHTS

This schedule provides a per-share breakdown of the and components that affect the Portfolio's NAV for current and past reporting periods for each class of the Portfolio. Not only does this table provide you with total return, it also reports total distributions, asset size, expense ratios and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income per share, which comprises dividends and interest income earned on securities held by the Portfolio. Following is the total of gains, realized and unrealized. Dividends and distributions are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the average annual total return reported the last day of the period.

Also included are the expense ratios, or the percentage of net assets that was used to cover operating expenses during the period. Expense ratios vary for a number of reasons, including the differences in management fees, the frequency of dividend payments and the extent of foreign investments, which entail greater transaction costs.

The Portfolio's expenses may be reduced through expense-reduction arrangements. These arrangements may include the use of brokerage commissions, uninvested cash balances earning interest or balance credits. The Statement of Operations reflects total expenses before any such offset, the amount of offset and the net expenses. The expense ratios listed in the Financial Highlights reflect total expenses prior to any expense offset (gross expense ratio) and after the expense offsets (net expense ratio). Both expense ratios reflect expenses after waivers (reimbursements), if applicable.

The ratio of net investment income/(loss) summarizes the income earned less expenses divided by the average net assets of the Portfolio during the reporting period. Don't confuse this ratio with the Portfolio's yield. The net investment income ratio is not a true measure of the Portfolio's yield because it doesn't take into account the dividends distributed to the Portfolio's investors.

The next ratio is the portfolio turnover rate, which measures the buying and selling activity in a Portfolio. Portfolio turnover is affected by market conditions, changes in the size of a Portfolio, the nature of the Portfolio's investments and the investment style of the portfolio manager. A 100% rate implies that an amount equal to the value of the entire portfolio is turned over in a year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the portfolio is traded every six months.


                                           Janus Aspen Series  June 30, 2004  19

Notes













20  Janus Aspen Series  June 30, 2004

Notes












                                           Janus Aspen Series  June 30, 2004  21

Janus provides access to a wide range of investment disciplines.
--------------------------------------------------------------------------------

Growth & Core

Janus growth portfolios focus on companies believed to be the leaders in their respective industries, with solid management teams, expanding market share, margins and efficiencies. Janus core portfolios seek investments in more stable and predictable companies. These portfolios look for a strategic combination of steady growth and for certain portfolios, some degree of income.

International & Global

Janus international and global portfolios seek to leverage Janus' research capabilities by taking advantage of inefficiencies in foreign markets, where accurate information and analytical insight are often at a premium.

Value

Janus value portfolios invest in companies they believe are poised for a turnaround or are trading at a significant discount to fair value. The goal is to gain unique insight into a company's true value and identify and evaluate potential catalysts that may unlock shareholder value.

Risk-Managed

Janus risk-managed portfolios seek to outperform their respective indices while maintaining a risk profile equal to or lower than the index itself. Managed by INTECH, these portfolios use a mathematical process in an attempt to build a more "efficient" portfolio than the index.

Fixed Income

Janus income portfolios attempt to provide less risk relative to equities while seeking to deliver a competitive total return through high current income and appreciation.


For more information, contact your investment professional or go to www.janus.com.

        [LOGO] JANUS CAPITAL  |  151 Detroit Street
                       Group  |  Denver, CO 80206
                              |  1-800-525-1068


This material must be preceded or accompanied by a prospectus.
Portfolio distributed by Janus Distributors LLC (7/04)

C-0704-186                                                      109-24-714 07-04

                                                          ----------------------
                                                          2004 Semiannual Report
                                                          ----------------------

Janus Aspen Series
--------------------------------------------------------------------------------
      Janus Aspen Growth Portfolio

                                                            [LOGO] JANUS CAPITAL
                                                                           Group

Table of Contents

Schedule of Investments ..................................................     3
Statement of Assets and Liabilities ......................................     6
Statement of Operations ..................................................     7
Statement of Changes in Net Assets .......................................     8
Financial Highlights .....................................................     9
Notes to Schedule of Investments .........................................    10
Notes to Financial Statements ............................................    11
Explanations of Charts, Tables and Financial Statements ..................    18

Janus Aspen Growth Portfolio (unaudited)
                                                               Portfolio Manager
                                                                  Blaine Rollins

Performance
================================================================================
Average Annual Total Return - for the periods ended June 30, 2004
--------------------------------------------------------------------------------

[MOUNTAIN CHART OMITTED]

Initial investment of $10,000

              Janus Aspen Growth
            Portfolio - Institutional      S&P 500(R)             Russell 1000
                    Shares                   Index                Growth Index
09/13/1993*         $10,000                 $10,000                  $10,000
09/30/1993          $10,200                  $9,982                  $ 9,962
10/31/1993          $10,420                 $10,259                  $10,168
11/30/1993          $10,260                 $10,191                  $10,071
12/31/1993          $10,350                 $10,366                  $10,193
01/31/1994          $10,781                 $10,607                  $10,539
02/28/1994          $10,701                 $10,412                  $10,253
03/31/1994          $10,470                  $9,909                  $ 9,807
04/30/1994          $10,601                  $9,954                  $ 9,933
05/31/1994          $10,691                 $10,105                  $10,095
06/30/1994          $10,315                  $9,806                  $ 9,848
07/31/1994          $10,495                 $10,141                  $10,171
08/31/1994          $10,907                 $10,706                  $10,587
09/30/1994          $10,616                 $10,561                  $10,329
10/31/1994          $10,796                 $10,809                  $10,560
11/30/1994          $10,576                 $10,462                  $10,176
12/31/1994          $10,636                 $10,638                  $10,327
01/31/1995          $10,837                 $10,865                  $10,595
02/28/1995          $11,129                 $11,321                  $11,007
03/31/1995          $11,441                 $11,651                  $11,331
04/30/1995          $11,431                 $11,905                  $11,665
05/31/1995          $11,763                 $12,320                  $12,130
06/30/1995          $12,115                 $12,795                  $12,411
07/31/1995          $12,731                 $13,327                  $12,823
08/31/1995          $12,843                 $13,342                  $12,855
09/30/1995          $13,196                 $13,957                  $13,397
10/31/1995          $13,196                 $13,966                  $13,349
11/30/1995          $13,641                 $14,509                  $13,935
12/31/1995          $13,845                 $14,592                  $14,203
01/31/1996          $14,328                 $15,081                  $14,686
02/29/1996          $14,802                 $15,356                  $14,822
03/31/1996          $15,008                 $15,376                  $14,965
04/30/1996          $15,100                 $15,781                  $15,186
05/31/1996          $15,389                 $16,332                  $15,577
06/30/1996          $15,339                 $16,354                  $15,636
07/31/1996          $14,730                 $15,396                  $14,946
08/31/1996          $15,307                 $15,793                  $15,261
09/30/1996          $16,001                 $16,943                  $16,119
10/31/1996          $15,927                 $17,045                  $16,564
11/30/1996          $16,610                 $18,325                  $17,815
12/31/1996          $16,400                 $17,967                  $17,462
01/31/1997          $17,129                 $19,227                  $18,552
02/28/1997          $17,193                 $19,096                  $18,698
03/31/1997          $16,484                 $18,063                  $17,931
04/30/1997          $17,108                 $19,262                  $19,001
05/31/1997          $17,954                 $20,653                  $20,162
06/30/1997          $18,576                 $21,479                  $21,058
07/31/1997          $20,010                 $23,379                  $22,734
08/31/1997          $19,228                 $22,010                  $21,461
09/30/1997          $20,347                 $23,094                  $22,636
10/31/1997          $19,945                 $22,240                  $21,881
11/30/1997          $19,945                 $23,185                  $22,893
12/31/1997          $20,130                 $23,444                  $23,286
01/31/1998          $20,522                 $24,145                  $23,543
02/28/1998          $22,145                 $25,962                  $25,240
03/31/1998          $22,722                 $26,997                  $26,531
04/30/1998          $23,180                 $27,370                  $26,803
05/31/1998          $22,679                 $26,593                  $26,343
06/30/1998          $24,003                 $28,222                  $27,412
07/31/1998          $23,945                 $28,035                  $27,122
08/31/1998          $19,956                 $23,828                  $23,204
09/30/1998          $21,382                 $25,658                  $24,692
10/31/1998          $22,368                 $27,721                  $26,697
11/30/1998          $23,759                 $29,829                  $28,314
12/31/1998          $27,308                 $32,519                  $29,945
01/31/1999          $29,257                 $34,428                  $31,197
02/28/1999          $28,050                 $32,855                  $30,227
03/31/1999          $29,721                 $34,586                  $31,436
04/30/1999          $30,219                 $34,630                  $32,654
05/31/1999          $29,848                 $33,566                  $31,883
06/30/1999          $31,859                 $35,917                  $33,648
07/31/1999          $31,240                 $34,775                  $32,602
08/31/1999          $31,065                 $35,344                  $32,441
09/30/1999          $31,824                 $34,601                  $31,552
10/31/1999          $34,170                 $37,214                  $33,548
11/30/1999          $35,513                 $39,222                  $34,230
12/31/1999          $39,319                 $43,301                  $36,243
01/31/2000          $38,828                 $41,271                  $34,423
02/29/2000          $40,756                 $43,289                  $33,772
03/31/2000          $42,777                 $46,387                  $37,073
04/30/2000          $40,662                 $44,180                  $35,958
05/31/2000          $38,092                 $41,955                  $35,221
06/30/2000          $39,996                 $45,135                  $36,089
07/31/2000          $39,163                 $43,253                  $35,525
08/31/2000          $42,815                 $47,169                  $37,730
09/30/2000          $40,482                 $42,707                  $35,739
10/31/2000          $39,100                 $40,687                  $35,587
11/30/2000          $33,889                 $34,689                  $32,784
12/31/2000          $33,597                 $33,592                  $32,945
01/31/2001          $36,185                 $35,912                  $34,113
02/28/2001          $30,209                 $29,815                  $31,004
03/31/2001          $27,799                 $26,571                  $29,041
04/30/2001          $31,237                 $29,931                  $31,296
05/31/2001          $31,123                 $29,491                  $31,506
06/30/2001          $29,706                 $28,808                  $30,740
07/31/2001          $27,964                 $28,088                  $30,437
08/31/2001          $25,637                 $25,791                  $28,533
09/30/2001          $22,343                 $23,216                  $26,229
10/31/2001          $22,763                 $24,434                  $26,730
11/30/2001          $25,090                 $26,781                  $28,780
12/31/2001          $25,287                 $26,731                  $29,032
01/31/2002          $24,639                 $26,259                  $28,609
02/28/2002          $24,168                 $25,169                  $28,057
03/31/2002          $25,326                 $26,040                  $29,112
04/30/2002          $23,710                 $23,914                  $27,348
05/31/2002          $23,507                 $23,336                  $27,147
06/30/2002          $21,344                 $21,177                  $25,214
07/31/2002          $19,436                 $20,013                  $23,249
08/31/2002          $19,729                 $20,073                  $23,401
09/30/2002          $18,215                 $17,991                  $20,861
10/31/2002          $19,233                 $19,641                  $22,695
11/30/2002          $20,276                 $20,708                  $24,029
12/31/2002          $18,583                 $19,277                  $22,618
01/31/2003          $18,202                 $18,810                  $22,027
02/28/2003          $18,037                 $18,723                  $21,696
03/31/2003          $18,190                 $19,072                  $21,906
04/30/2003          $20,098                 $20,482                  $23,709
05/31/2003          $20,963                 $21,504                  $24,957
06/30/2003          $20,759                 $21,800                  $25,276
07/31/2003          $21,522                 $22,343                  $25,722
08/31/2003          $22,311                 $22,898                  $26,223
09/30/2003          $21,649                 $22,653                  $25,945
10/31/2003          $23,494                 $23,926                  $27,412
11/30/2003          $23,736                 $24,176                  $27,653
12/31/2003          $24,481                 $25,012                  $29,102
01/31/2004          $24,608                 $25,523                  $29,636
02/29/2004          $24,328                 $25,685                  $30,048
03/31/2004          $23,971                 $25,209                  $29,595
04/30/2004          $23,831                 $24,916                  $29,131
05/31/2004          $24,404                 $25,380                  $29,530
06/30/2004          $25,034                 $25,697                  $30,104

                                     Fiscal          One            Five            Ten           Since
                                   Year-to-Date      Year           Year            Year        Inception*
--------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio
- Institutional Shares                2.26%         20.59%         (4.71)%          9.27%          8.87%
--------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio
- Service Shares                      2.10%         20.24%         (5.01)%          9.00%          8.55%
--------------------------------------------------------------------------------------------------------
S&P 500(R) Index                      3.44%         19.11%         (2.20)%         11.83%         10.74%
--------------------------------------------------------------------------------------------------------
Russell 1000 Growth Index             2.74%         17.88%         (6.48)%         10.11%          9.13%
--------------------------------------------------------------------------------------------------------
========================================================================================================

Data presented represents past performance, which is no guarantee of future results. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, current performance may be higher or lower than the performance shown. Call 1-800-525-1068 or visit www.janus.com for current month end performance.

See Notes to Schedule of Investments for index definitions.

Total return includes reinvestment of dividends, distributions and capital gains. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Returns shown for Service Shares for periods prior to December 31, 1999 are derived from the historical performance of Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.

These returns do not reflect the charges and expenses of any particular insurance product or qualified plan.

*     The Portfolio's inception date - September 13, 1993

Portfolio Strategy
--------------------------------------------------------------------------------
To seek long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks of issuers of any size. This Portfolio generally invests in larger, more established companies.

Portfolio Asset Mix - (% of Net Assets)
--------------------------------------------------------------------------------

[PIE CHART OMITTED]

Preferred Stock - Foreign - 0.7%
Cash and Cash Equivalents - 0.9%
Corporate Bonds - Domestic - 1.2%
Common Stock - Foreign - 8.8%
Common Stock - Domestic -88.4%

                                                          Number of Stocks: 100
                                                          Number of Bonds: 3
                                                          Top 10 Equities: 41.6%


                                            Janus Aspen Series  June 30, 2004  1

Janus Aspen Growth Portfolio (unaudited)

Top 10 Equity Holdings - (% of Net Assets)
--------------------------------------------------------------------------------

                                       June 30, 2004           December 31, 2003
Maxim Integrated Products, Inc.              7.6%                    6.6%
Comcast Corp. - Special Class A              6.5%                    6.7%
Time Warner, Inc.                            6.4%                    6.0%
Linear Technology Corp.                      4.8%                    4.7%
Cisco Systems, Inc.                          4.6%                    4.7%
Walgreen Co.                                 2.6%                    3.0%
United Parcel Service, Inc.
  - Class B                                  2.3%                    2.1%
Univision Communications, Inc.
  - Class A                                  2.3%                    2.6%
3M Co.                                       2.3%                    1.9%
Tyco International, Ltd.
  (New York Shares)                          2.2%                    1.6%

Top Industries - Portfolio vs. Index (% of Net Assets)
--------------------------------------------------------------------------------

[BAR CHART OMITTED]
                                         Janus Aspen Growth          S&P 500(R)
                                               Portfolio               Index
Semiconductor Components/
 Integrated Circuits                            12.5%                   0.4%
Diversified Operations                           6.7%                   5.7%
Cable Television                                 6.5%                   0.6%
Multimedia                                       6.4%                   2.0%
Networking Products                              4.6%                   1.5%
Cosmetics and Toiletries                         3.8%                   2.6%
Fiduciary Banks                                  2.7%                   0.6%
Retail - Drug Store                              2.6%                   0.5%
Electronic Components - Semiconductors           2.4%                   2.7%
Transportation - Services                        2.3%                   1.1%

--------------------------------------------------------------------------------
See "Explanations of Charts, Tables and Financial Statements."

The Portfolio may differ significantly from the securities held in the indices. The indices are not available for direct investment; therefore their performance does not reflect the expenses associated with the active management of an actual portfolio.


2  Janus Aspen Series  June 30, 2004

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Common Stock - 97.2%
Aerospace and Defense - 2.3%
     131,980    Boeing Co.# .................................    $    6,742,858
      89,955    General Dynamics Corp .......................         8,932,532
     451,065    Lockheed Martin Corp ........................        23,491,465
                                                                     39,166,855

Airlines - 0.9%
     459,130    Ryanair Holdings PLC (ADR)*,**,# ............        15,050,281

Apparel Manufacturers - 0.4%
     923,020    Burberry Group PLC** ........................         6,842,049

Applications Software - 0.5%
     313,050    Microsoft Corp ..............................         8,940,708

Broadcast Services and Programming - 0.2%
      90,165    Clear Channel Communications, Inc ...........         3,331,597

Building - Mobile Home and Manufactured Homes - 0.5%
     219,699    Winnebago Industries, Inc ...................         8,190,379

Building - Residential and Commercial - 0.8%
      20,060    NVR, Inc.*,# ................................         9,713,052
      56,545    Ryland Group, Inc.# .........................         4,421,819
                                                                     14,134,871

Building and Construction Products - Miscellaneous - 0.5%
     291,550    Masco Corp ..................................         9,090,529

Cable Television - 6.5%
   4,014,012    Comcast Corp. - Special Class A* ............       110,826,871

Chemicals - Specialty - 1.2%
     281,905    Ecolab, Inc .................................         8,936,389
     189,175    Sigma-Aldrich Corp.# ........................        11,276,721
                                                                     20,213,110

Commercial Banks - 0.8%
       1,388    Mitsubishi Tokyo Financial Group, Inc.** ....        12,847,729
         196    Sumitomo Mitsui Financial Group, Inc.** .....         1,343,610
                                                                     14,191,339

Commercial Services - 0.2%
      78,565    Iron Mountain, Inc.* ........................         3,791,547

Commercial Services - Finance - 1.1%
     565,652    Paychex, Inc ................................        19,164,290

Computer Services - 0.6%
     451,235    Ceridian Corp.* .............................        10,152,788

Containers - Metal and Glass - 0.9%
     212,385    Ball Corp ...................................        15,302,339

Containers - Paper and Plastic - 0.8%
     503,335    Bemis Company, Inc ..........................        14,219,214

Cosmetics and Toiletries - 3.8%
     515,313    Colgate-Palmolive Co ........................        30,120,044
     178,890    International Flavors & Fragrances, Inc.# ...         6,690,486
     531,256    Procter & Gamble Co .........................        28,921,577
                                                                     65,732,107

Dental Supplies and Equipment - 0.5%
     102,350    Patterson Dental Co.*,# .....................         7,828,752

Diversified Minerals - 0.5%
     190,650    Companhia Vale do Rio Doce (ADR)* ...........         9,065,408

Diversified Operations - 6.7%
     427,770    3M Co .......................................        38,503,577
     239,300    Honeywell International, Inc ................         8,765,559
     217,575    Illinois Tool Works, Inc ....................        20,863,267
     175,230    Pentair, Inc ................................         5,894,737
     215,072    Smiths Group PLC** ..........................         2,911,595
   1,154,970    Tyco International, Ltd. (New York Shares) ..        38,275,706
                                                                    115,214,441

Diversified Operations - Commercial Services - 0.9%
     269,270    ARAMARK Corp.- Class B ......................         7,744,205
     278,940    Cendant Corp ................................         6,828,451
                                                                     14,572,656

E-Commerce/Products - 1.7%
     541,865    Amazon.com, Inc.* ...........................        29,477,456

E-Commerce/Services - 1.1%
     201,246    eBay, Inc.*,# ...............................        18,504,570

Electric Products - Miscellaneous - 0.3%
      12,520    Samsung Electronics Company, Ltd ............         5,168,360

Electronic Components - Semiconductors - 2.4%
                168,730 ATI Technologies, Inc. (New York Shares)*     3,182,248
     147,095    Broadcom Corp. - Class A*,# .................         6,879,633
   1,253,495    Texas Instruments, Inc ......................        30,309,509
                                                                     40,371,390

Entertainment Software - 0.7%
     200,500    Electronic Arts, Inc.* ......................        10,937,275

Fiduciary Banks - 2.7%
     986,811    Bank of New York Company, Inc ...............        29,091,188
     402,592    Northern Trust Corp .........................        17,021,590
                                                                     46,112,778

Finance - Commercial - 0.6%
     239,470    CIT Group, Inc ..............................         9,169,306

Finance - Investment Bankers/Brokers - 0.6%
     848,196    Charles Schwab Corp .........................         8,151,163
      49,580    J.P. Morgan Chase & Co ......................         1,922,217
                                                                     10,073,380

Financial Guarantee Insurance - 2.2%
     492,110    MGIC Investment Corp ........................        37,331,465

Food - Retail - 0.4%
      77,633    Whole Foods Market, Inc.# ...................         7,410,070

Food - Wholesale/Distribution - 0.7%
     345,810    Sysco Corp ..................................        12,404,205

Hazardous Waste Disposal - 0.2%
      74,620    Stericycle, Inc.* ...........................         3,860,839

Hospital Beds and Equipment - 0.5%
     131,025    Hillenbrand Industries, Inc .................         7,920,461

Hotels and Motels - 0.5%
      73,290    Four Seasons Hotels, Inc ....................         4,412,791
     104,355    Starwood Hotels & Resorts Worldwide, Inc ....         4,680,322
                                                                      9,093,113

Human Resources - 1.4%
     805,685    Robert Half International, Inc ..............        23,985,242

Industrial Automation and Robotics - 0%
      11,380    Rockwell Automation, Inc ....................           426,864

Instruments - Scientific - 0.3%
      88,685    Dionex Corp.*,# .............................         4,892,751

See Notes to Schedule of Investments and Financial Statements.


                                            Janus Aspen Series  June 30, 2004  3

Janus Aspen Growth Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Life and Health Insurance - 0.5%
     188,565    AFLAC, Inc ..................................    $    7,695,338

Machine Tools and Related Products - 0.5%
     171,925    Kennametal, Inc .............................         7,874,165

Medical - Biomedical and Genetic - 0.5%
     150,375    Amgen, Inc.* ................................         8,205,964
      14,400    Genentech, Inc.* ............................           809,280
                                                                      9,015,244

Medical - Drugs - 0.3%
      41,988    Roche Holding A.G.** ........................         4,157,228

Medical - HMO - 0.1%
      19,850    UnitedHealth Group, Inc .....................         1,235,663

Medical Instruments - 2.0%
     365,965    Apogent Technologies, Inc.* .................        11,710,880
     194,305    Medtronic, Inc ..............................         9,466,540
     177,029    St. Jude Medical, Inc.* .....................        13,392,243
                                                                     34,569,663

Medical Products - 1.6%
     306,470    Stryker Corp ................................        16,855,850
      57,239    Synthes, Inc ................................         6,524,167
      57,830    Varian Medical Systems, Inc.* ...............         4,588,811
                                                                     27,968,828

Metal Processors and Fabricators - 0.5%
     162,760    Precision Castparts Corp ....................         8,901,344

Multimedia - 6.4%
   6,225,598    Time Warner, Inc.* ..........................       109,446,013

Networking Products - 4.6%
   3,286,949    Cisco Systems, Inc.* ........................        77,900,691

Oil Companies - Integrated - 0.1%
      44,575    BP PLC (ADR)** ..............................         2,387,883

Optical Supplies - 1.0%
     218,255    Alcon, Inc. (New York Shares)**,# ...........        17,165,756

Pharmacy Services - 0.3%
     160,650    Caremark Rx, Inc.* ..........................         5,291,811

Property and Casualty Insurance - 0.7%
     288,333    W. R. Berkley Corp.# ........................        12,383,902

Reinsurance - 2.2%
          34    Berkshire Hathaway, Inc. - Class A* .........         3,024,300
       7,576    Berkshire Hathaway, Inc. - Class B* .........        22,387,080
     215,980    RenaissanceRe Holdings, Ltd .................        11,652,121
                                                                     37,063,501

Retail - Apparel and Shoe - 1.5%
     314,605    Foot Locker, Inc ............................         7,657,486
     739,480    Gap, Inc.# ..................................        17,932,390
                                                                     25,589,876

Retail - Discount - 0.8%
     346,974    Costco Wholesale Corp .......................        14,250,222

Retail - Drug Store - 2.6%
   1,221,955    Walgreen Co .................................        44,246,991

Retail - Office Supplies - 0.7%
     387,545    Staples, Inc ................................        11,358,944

Retail - Regional Department Stores - 0.4%
     167,245    Kohl's Corp.* ...............................         7,071,119

Retail - Restaurants - 1.7%
     909,910    McDonald's Corp .............................        23,657,660
     135,830    Outback Steakhouse, Inc .....................         5,617,929
                                                                     29,275,589

Schools - 1.0%
     157,564    Apollo Group, Inc. - Class A*,# .............        13,911,326
      28,930    Strayer Education, Inc.# ....................         3,227,720
                                                                     17,139,046

Semiconductor Components/Integrated Circuits - 12.5%
   2,086,990    Linear Technology Corp ......................        82,373,495
   2,495,561    Maxim Integrated Products, Inc ..............       130,817,307
                                                                    213,190,802

Semiconductor Equipment - 1.0%
     437,015    Applied Materials, Inc.* ....................         8,574,234
     186,920    KLA-Tencor Corp.*,# .........................         9,230,110
                                                                     17,804,344

Soap and Cleaning Preparations - 0.3%
     183,603    Reckitt Benckiser PLC** .....................         5,197,566

Telecommunication Equipment - 0.6%
     726,260    Nokia Oyj (ADR)** ...........................        10,559,820

Telecommunication Equipment - Fiber Optics - 0.4%
     536,135    Corning, Inc.* ..............................         7,001,923

Television - 2.3%
   1,217,696    Univision Communications, Inc. - Class A* ...        38,881,033

Therapeutics - 0.1%
      25,890    Gilead Sciences, Inc.* ......................         1,734,630

Transportation - Services - 2.3%
     523,140    United Parcel Service, Inc. - Class B .......        39,324,434

Web Portals/Internet Service Providers - 0.8%
     379,960    Yahoo!, Inc.*,# .............................        13,803,947
--------------------------------------------------------------------------------
Total Common Stock (cost $1,385,001,929) ....................     1,661,648,972
--------------------------------------------------------------------------------
Corporate Bonds - 1.2%
Advertising Sales - 0.8%
$ 12,695,000    Lamar Advertising Co., 2.875%
                 convertible senior notes, due 12/31/10 .....        13,631,256

Medical - Biomedical and Genetic - 0.1%
   1,465,000    Invitrogen Corp., 2.00%
                 convertible senior notes, due 8/1/23 (144A)          1,838,575

Software Tools - 0.3%
   5,000,000    Mercury Interactive Corp., 0%
                 convertible senior notes, due 5/1/08 .......         5,556,250
--------------------------------------------------------------------------------
Total Corporate Bonds (cost $19,722,024) ....................        21,026,081
--------------------------------------------------------------------------------
Preferred Stock - 0.7%
Multi-Line Insurance - 0.7%
     212,000     PartnerRe, Ltd., 8.00% (cost $11,427,945) ..        11,193,600
--------------------------------------------------------------------------------
Other Securities - 2.9%
                State Street Navigator Securities Lending
$ 49,193,564     Prime Portfolio + (cost $49,193,564) .......        49,193,564
--------------------------------------------------------------------------------
Short-Term U.S. Government Agencies - 0.8%
                Fannie Mae
  14,200,000     1.25%, 7/1/04
                 (amortized cost $14,200,000) ...............        14,200,000
--------------------------------------------------------------------------------
Total Investments (total cost $1,479,545,462) - 102.8% ......     1,757,262,217
--------------------------------------------------------------------------------
Liabilities, net of Cash, Receivables and Other Assets - (2.8)%     (47,331,714)
--------------------------------------------------------------------------------
Net Assets - 100% ...........................................    $1,709,930,503
--------------------------------------------------------------------------------

See Notes to Schedule of Investments and Financial Statements.


4  Janus Aspen Series  June 30, 2004

Schedule of Investments (unaudited)

Summary of Investments by Country, June 30, 2004

Country                             Market Value      % of Investment Securities
--------------------------------------------------------------------------------
Bermuda                           $   61,121,427                            3.5%
Brazil                                 9,065,408                            0.5%
Canada                                 7,595,039                            0.4%
Finland                               10,559,820                            0.6%
Ireland                               15,050,281                            0.9%
Japan                                 14,191,339                            0.8%
South Korea                            5,168,360                            0.3%
Switzerland                           21,322,984                            1.2%
United Kingdom                        17,339,093                            1.0%
United States++                    1,595,848,466                           90.8%
--------------------------------------------------------------------------------
Total                             $1,757,262,217                          100.0%

++Includes Short-Term Securities (87.2% excluding Short-Term Securities)

Forward Currency Contracts, Open at June 30, 2004

Currency Sold and                 Currency            Currency       Unrealized
Settlement Date                 Units Sold     Value in $ U.S.      Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 9/27/04              350,000         $   629,623        $   1,427
British Pound 11/19/04           4,350,000           7,792,103          (77,673)
Euro 9/27/04                    10,100,000          12,271,299          (29,291)
Japanese Yen 9/27/04           755,000,000           6,948,853          (79,766)
Swiss Franc 10/15/04             6,700,000           5,368,949         (207,161)
--------------------------------------------------------------------------------
Total                                              $33,010,827        $(392,464)

See Notes to Schedule of Investments and Financial Statements.


                                            Janus Aspen Series  June 30, 2004  5

Statement of Assets and Liabilities

As of June 30, 2004 (unaudited)                                    Janus Aspen
(all numbers in thousands except net                                 Growth
asset value per share)                                              Portfolio
--------------------------------------------------------------------------------
Assets:
  Investments at cost(1)                                           $  1,479,545
  Investments at value (1)                                         $  1,757,262
    Cash                                                                  1,508
    Receivables:
      Investments sold                                                   13,714
      Portfolio shares sold                                                 161
      Dividends                                                             483
      Interest                                                               24
    Other assets                                                              1
  Forward currency contracts                                                  1
--------------------------------------------------------------------------------
Total Assets                                                          1,773,154
--------------------------------------------------------------------------------
Liabilities:
    Payables:
      Securities loaned (Note 1)                                         49,194
      Investments purchased                                               2,221
      Portfolio shares repurchased                                       10,425
      Advisory fees                                                         923
      Transfer agent fees and expenses                                        1
      Distribution fees - Service Shares                                     40
    Accrued expenses                                                         26
  Forward currency contracts                                                393
--------------------------------------------------------------------------------
Total Liabilities                                                        63,223
Net Assets                                                         $  1,709,931
--------------------------------------------------------------------------------
Net Assets Consist of:
  Capital (par value and paid-in surplus)*                         $  2,760,103
  Undistributed net investment income/(loss)*                               363
  Undistributed net realized gain/(loss) from investments
   and foreign currency transactions*                                (1,327,857)
  Unrealized appreciation/(depreciation) of investments
   and foreign currency translations                                    277,322
--------------------------------------------------------------------------------
Total Net Assets                                                   $  1,709,931
--------------------------------------------------------------------------------
Net Assets - Institutional Shares                                  $  1,514,432
  Shares Outstanding, $0.001 Par Value
   (unlimited shares authorized)                                         77,040
--------------------------------------------------------------------------------
  Net Asset Value Per Share                                        $      19.66
--------------------------------------------------------------------------------
Net Assets - Service Shares                                        $    195,499
  Shares Outstanding, $0.001 Par Value
   (unlimited shares authorized)                                         10,059
--------------------------------------------------------------------------------
  Net Asset Value Per Share                                        $      19.44
--------------------------------------------------------------------------------

    *See Note 3 in Notes to Financial Statements.
  (1)Investments at cost and value include $48,120,369 of securities loaned for Janus Aspen Growth Portfolio (Note 1).

See Notes to Financial Statements.


6  Janus Aspen Series  June 30, 2004

Statement of Operations

                                                                   Janus Aspen
For the six month period ended June 30, 2004 (unaudited)             Growth
(all numbers in thousands)                                          Portfolio
--------------------------------------------------------------------------------
Investment Income:
  Interest                                                         $        330
  Securities lending income                                                  80
  Dividends                                                               6,303
  Foreign tax withheld                                                      (88)
--------------------------------------------------------------------------------
Total Investment Income                                                   6,625
--------------------------------------------------------------------------------
Expenses:
  Advisory fees                                                           5,786
  Transfer agent fees and expenses                                            4
  Registration fees                                                          20
  Custodian fees                                                             16
  Audit fees                                                                 10
  Trustees' fees and expenses                                                19
  Distribution fees - Service Shares                                        253
  Other expenses                                                             77
--------------------------------------------------------------------------------
Total Expenses                                                            6,185
Expense and Fee Offsets                                                      (6)
Net Expenses                                                              6,179
Net Investment Income/(Loss)                                                446
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments:
  Net realized gain/(loss) from securities transactions                  12,601
  Net realized gain/(loss) from foreign currency transactions               876
  Change in net unrealized appreciation/(depreciation)
   of investments and foreign currency translations                      22,903
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments                   36,380
Net Increase/(Decrease) in Net Assets Resulting from Operations    $     36,826
--------------------------------------------------------------------------------

See Notes to Financial Statements.


                                            Janus Aspen Series  June 30, 2004  7

Statement of Changes in Net Assets

                                                                            Janus Aspen
For the six month period ended June 30, 2004 (unaudited)                      Growth
and for the fiscal year ended December 31, 2003                              Portfolio
(all numbers in thousands)                                              2004           2003
----------------------------------------------------------------------------------------------
Operations:
  Net investment income/(loss)                                       $      446     $    1,667
  Net realized gain/(loss) from investment
   and foreign currency transactions                                     13,477        (62,480)
  Change in unrealized net appreciation/(depreciation)
   of investments and foreign currency translations                      22,903        535,578
----------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations          36,826        474,765
----------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
  Net investment income*
    Institutional Shares                                                   (370)        (1,371)
    Service Shares                                                           --             --
  Net realized gain from investment transactions*
    Institutional Shares                                                     --             --
    Service Shares                                                           --             --
----------------------------------------------------------------------------------------------
Net Decrease from Dividends and Distributions                              (370)        (1,371)
----------------------------------------------------------------------------------------------
Capital Share Transactions:
  Shares sold
    Institutional Shares                                                 40,489        116,868
    Service Shares                                                       11,467         33,567
  Shares issued in connection with acquisition*                             N/A          3,731
  Reinvested dividends and distributions
    Institutional Shares                                                    370          1,371
    Service Shares                                                           --             --
  Shares repurchased
    Institutional Shares                                               (225,319)      (362,021)
    Service Shares                                                      (30,949)       (51,709)
----------------------------------------------------------------------------------------------
Net Increase/(Decrease) from Capital Share Transactions                (203,942)      (258,193)
----------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                                  (167,486)       215,201
Net Assets:
  Beginning of period                                                 1,877,417      1,662,216
----------------------------------------------------------------------------------------------
  End of period                                                      $1,709,931     $1,877,417
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Undistributed net investment income/(loss)*                          $      363     $      287
----------------------------------------------------------------------------------------------

  Purchases and Sales of Investment Securities:
   (excluding short-term securities)
  Purchases of securities                                            $  199,455     $  409,821
  Proceeds from sales of securities                                     376,056        707,349
  Purchases of long-term U.S. Government obligations                         --             --
  Proceeds from sales of long-term U.S. Government obligations               --             --

*     See Notes 3 and 6 in Notes to Financial Statements.

See Notes to Financial Statements.


8  Janus Aspen Series  June 30, 2004

Financial Highlights

Institutional Shares

For a share outstanding during the
six month period ended June 30, 2004 (unaudited)                    Janus Aspen Growth Portfolio
and through each fiscal year ended December 31               2004               2003                2002
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $        19.23     $        14.61      $        19.89
-------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                     .01                .40                 .01
  Net gain/(loss) on securities (both realized
   and unrealized)                                                 .42               4.24               (5.29)
-------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                   .43               4.64               (5.28)
-------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*                           --(1)            (.02)                 --
  Distributions (from capital gains)*                               --                 --                  --
-------------------------------------------------------------------------------------------------------------
Total Distributions                                                 --               (.02)                 --
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                          $        19.66     $        19.23      $        14.61
-------------------------------------------------------------------------------------------------------------
Total Return**                                                   2.26%             31.73%            (26.51)%
-------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)                $    1,514,432     $    1,666,317      $    1,484,889
Average Net Assets for the Period (in thousands)        $    1,586,360     $    1,533,995      $    1,967,021
Ratio of Gross Expenses to Average Net Assets*** (2)             0.67%              0.67%               0.67%
Ratio of Net Expenses to Average Net Assets*** (2)               0.67%              0.67%               0.67%
Ratio of Net Investment Income/(Loss) to
 Average Net Assets***                                           0.08%              2.26%             (0.08)%
Portfolio Turnover Rate***                                         23%                24%                 36%

Institutional Shares

For a share outstanding during the
six month period ended June 30, 2004 (unaudited)                    Janus Aspen Growth Portfolio
and through each fiscal year ended December 31               2001               2000                1999
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $        26.48      $        33.65      $        23.54
--------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                     .02                 .05                 .07
  Net gain/(loss) on securities (both realized
   and unrealized)                                               (6.56)              (4.59)              10.24
--------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                 (6.54)              (4.54)              10.31
--------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*                         (.01)               (.06)               (.06)
  Distributions (from capital gains)*                             (.04)              (2.57)               (.14)
--------------------------------------------------------------------------------------------------------------
Total Distributions                                               (.05)              (2.63)               (.20)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                          $        19.89      $        26.48      $        33.65
--------------------------------------------------------------------------------------------------------------
Total Return**                                                (24.73)%            (14.55)%              43.98%
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)                $    2,490,954      $    3,529,807      $    2,942,649
Average Net Assets for the Period (in thousands)        $    2,911,331      $    3,734,449      $    1,775,373
Ratio of Gross Expenses to Average Net Assets*** (2)             0.66%               0.67%               0.67%
Ratio of Net Expenses to Average Net Assets*** (2)               0.66%               0.67%               0.67%
Ratio of Net Investment Income/(Loss) to
 Average Net Assets***                                           0.07%               0.19%               0.30%
Portfolio Turnover Rate***                                         48%                 47%                 53%

Service Shares

For a share outstanding during the
six month period ended June 30, 2004 (unaudited)                              Janus Aspen Growth Portfolio
and through each fiscal year ended December 31             2004            2003           2002            2001            2000
Net Asset Value, Beginning of Period                    $    19.04      $    14.48     $    19.76      $    26.36      $    33.52
---------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                (.03)            .09           (.04)           (.02)           (.01)
  Net gain/(loss) on securities (both
   realized and unrealized)                                    .43            4.47          (5.24)          (6.54)          (4.58)
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                               .40            4.56          (5.28)          (6.56)          (4.59)
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*                       --              --             --              --              --
  Distributions (from capital gains)*                           --              --             --            (.04)          (2.57)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                             --              --             --            (.04)          (2.57)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                          $    19.44      $    19.04     $    14.48      $    19.76      $    26.36
---------------------------------------------------------------------------------------------------------------------------------
Total Return**                                               2.10%          31.49%       (26.72)%        (24.90)%        (14.75)%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)                $  195,499      $  211,100     $  177,327      $  237,012      $  104,656
Average Net Assets for the Period (in thousands)        $  203,697      $  188,994     $  219,594      $  160,200      $   29,782
Ratio of Gross Expenses to Average Net Assets*** (2)         0.92%           0.92%          0.92%           0.91%           0.92%
Ratio of Net Expenses to Average Net Assets*** (2)           0.92%           0.92%          0.92%           0.91%           0.92%
Ratio of Net Investment Income/(Loss) to
 Average Net Assets***                                     (0.17)%           0.55%        (0.33)%         (0.20)%         (0.07)%
Portfolio Turnover Rate***                                     23%             24%            36%             48%             47%

*     See Note 3 in Notes to Financial Statements.
**    Total return not annualized for periods of less than one full year.
***   Annualized for periods of less than one full year.
(1) Dividends (from net investment income) aggregated less than $.01 on a per share basis for the sixth month period ended June 30, 2004.
(2)   See Note 5 in Notes to Financial Statements.

See Notes to Financial Statements.


                                            Janus Aspen Series  June 30, 2004  9

Notes to Schedule of Investments (unaudited)

S&P 500(R) Index             The Standard & Poor's Composite Index of 500
                             stocks, a widely recognized, unmanaged index of common stock prices.

Russell 1000 Growth Index    Contains those securities in the Russell 1000
                             Index with a greater-than average growth orientation. Companies in the index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR                          American Depositary Receipt

New York Shares              Securities of foreign companies trading on the
                             New York Stock Exchange

PLC                          Public Limited Company

    *Non-income-producing security.

   **A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts and/or forward currency contracts.

    #Loaned security, a portion or all of the security is on loan at June 30, 2004.

    +The security is purchased with the cash collateral received from securities on loan (Note 1).


10  Janus Aspen Series  June 30, 2004

Notes to Financial Statements (unaudited)

The following section describes organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout this report. In addition, the Notes to Financial Statements explain the methods used in preparing and presenting this report.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Janus Aspen Growth Portfolio (the "Portfolio") is a series fund. The Portfolio is part of Janus Aspen Series (the "Trust"), which was organized as a Delaware Trust (now called a Delaware statutory trust) on May 20, 1993 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Trust offers seventeen portfolios or series of shares with differing investment objectives and policies. The Portfolio invests primarily in equity securities. The Portfolio is classified as diversified, as defined in the 1940 Act. The Portfolio is a no-load investment.

The Portfolio currently offers two classes of shares: Institutional Shares and Service Shares. Each class is issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance contracts (collectively "variable insurance contracts"), as well as certain qualified retirement plans.

The following accounting policies have been consistently followed by the Trust and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

Investment Valuation

Securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers making a market for such securities or by a pricing service approved by the Portfolio's Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Currently, foreign securities and currencies are converted to U.S. dollars using the applicable rate in effect as of 1:00 p.m. (New York time). It is anticipated that sometime during the third calendar quarter, the conversion to U.S. dollars will use the applicable rate in effect as of the close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or are deemed not to be reliable because events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the closing of the NYSE, then their fair value is determined in good faith under procedures established by and under the supervision of the Portfolio's Trustees. The Portfolio may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of the foreign exchanges and the close of the NYSE.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both unrealized and realized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Securities Lending

Under procedures adopted by the Trustees, the Portfolio may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Portfolio may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, such loans will only be made if Janus Capital Management LLC ("Janus Capital") believes the benefit from granting such loans justifies the risk. The Portfolio will not have the right to vote on securities while they are being lent, however, the Portfolio will attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which consists of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit and such other collateral permitted by the Securities and Exchange Commission ("SEC"). The lending agent may also invest the cash collateral in the State Street Navigator Securities Lending Prime Portfolio or investments in unaffiliated money market funds or accounts that comply with Rule 2a-7 of the 1940 Act relating to money market funds and mutually agreed to by the Portfolio and the lending agent.

As of June 30, 2004, the Portfolio had on loan securities as indicated:

                                                                      Value at
Portfolio                                                          June 30, 2004
--------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                        $48,120,369
--------------------------------------------------------------------------------


                                           Janus Aspen Series  June 30, 2004  11

As of June 30, 2004, the Portfolio received cash collateral in accordance with securities lending activity as indicated:

                                                              Cash Collateral at
Portfolio                                                       June 30, 2004
--------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                     $49,193,564
--------------------------------------------------------------------------------

As of June 30, 2004, all cash collateral received by the Portfolio was invested in the State Street Navigator Securities Lending Prime Portfolio.

The borrower pays fees at the Portfolio's direction to its lending agent. The lending agent may retain a portion of the interest earned. The cash collateral invested by the lending agent is disclosed in the Schedule of Investments. The lending fees and the Portfolio's portion of the interest income earned on cash collateral is included on the Statement of Operations.

Forward Currency Transactions

The Portfolio may enter into forward currency contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sales commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions on the Statement of Operations.

Forward currency contracts held by the Portfolio are fully collateralized by other securities, which are denoted (if applicable) in the accompanying Schedule of Investments. Such collateral is in the possession of the Portfolio's custodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Foreign Currency Translations

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to security transactions and income.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

When-issued Securities

The Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolio is required to hold liquid assets as collateral with the Portfolio's custodian sufficient to cover the purchase price.

Initial Public Offerings

The Portfolio may invest in initial public offerings ("IPOs"). The Portfolio's performance may be significantly affected, positively or negatively, by investments in IPOs. IPOs and other investment techniques may have a magnified performance impact on a portfolio with a small asset base. The Portfolio may not experience similar performance as its assets grow.

Restricted Security Transactions

Restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolio to sell a security at a fair price and may substantially delay the sale of the security which the Portfolio seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Dividend Distributions

The Portfolio generally makes semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains, if any. The majority of dividends and capital gains distributions from the Portfolio will be automatically reinvested into additional shares of the Portfolio.


12  Janus Aspen Series  June 30, 2004

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements as the Portfolio intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

Proxy Voting

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to their portfolio securities is available (i) without charge, upon request, by calling 1-800-525-1068 (toll free); (ii) on the Portfolio's website at www.janus.com; and (iii) on the SEC's website at http://www.sec.gov.

Starting in August 2004, the Portfolio's proxy voting record for the one-year period ending each June 30th will be available through www.janus.com and from the SEC through the SEC's website at http://www.sec.gov.

2. INVESTMENT ADVISORY AGREEMENTS AND
   TRANSACTIONS WITH AFFILIATES

Janus Capital is the investment adviser to the Portfolio. The Portfolio was subject to advisory fees payable to Janus Capital based upon an annual rate of 0.65% of average daily net assets. Effective July 1, 2004, the advisory fee annual rate was reduced from 0.65% to 0.64% of average daily net assets. The advisory fee is calculated daily and paid monthly.

Janus Services LLC, a wholly-owned subsidiary of Janus Capital, receives certain out-of-pocket expenses for transfer agent services.

Certain officers and trustees of the Portfolio may also be officers and/or directors of Janus Capital; however, such officers and trustees receive no compensation from the Portfolio.

Janus Distributors LLC, a wholly-owned subsidiary of Janus Capital, is a distributor of the Portfolio. Service Shares have adopted a Distribution and Shareholder Servicing Plan (the "Plan") pursuant to Rule 12b-1 under The 1940 Act. The Plan authorizes payments by the Portfolio in connection with the distribution of Service Shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of Service Share's average daily net assets.

The Portfolio's expenses may be reduced by voluntary brokerage credits from affiliated or unaffiliated brokers or expense offsets from an unaffiliated custodian. Such credits or offsets are included in Expense and Fee Offsets on the Statement of Operations. Brokerage commissions paid to the brokers reduce Transfer Agent Fees and Expenses. Custodian credits reduce Custodian Fees. The Portfolio could have employed the assets used by the broker and/or custodian to produce income if it had not entered into an expense offset arrangement.

DST Systems, Inc. ("DST"), an affiliate prior to June 16, 2004 of Janus Capital Group Inc. ("JCGI"), parent to the Portfolio's adviser, provides a shareholder accounting system to the Portfolio for a fee. As of December 1, 2003, following a share exchange transaction in which JCGI exchanged 32.3 million shares of its holdings of DST common stock for all of the stock of a wholly-owned subsidiary of DST, JCGI owned approximately 9% of the outstanding common shares of DST. As of June 16, 2004, JCGI sold its remaining shares of common stock of DST. As a result, JCGI does not own any shares of DST common stock. DST fees are included in Transfer Agent Fees and Expenses on the Statement of Operations. Brokerage commissions paid to DST Securities, Inc. serve to reduce Transfer Agent Fees and Expenses. Brokerage commissions paid, fees reduced and the net fees paid to DST for the six month period ended June 30, 2004 are noted below.

                                         DST Securities, Inc.     Portfolio Expense         DST Systems
Portfolio                                  Commissions Paid           Reduction                Costs
-------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                      --                      --                   $3,649
-------------------------------------------------------------------------------------------------------


                                           Janus Aspen Series  June 30, 2004  13

3. FEDERAL INCOME TAX

Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales, foreign currency transactions, net operating losses and capital loss carryovers.

The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers as of December 31, 2003 that may be available to offset future realized capital gains and thereby reduce future taxable gain distributions. These carryovers expire between December 31, 2007 and December 31, 2011.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as of June 30, 2004 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/(depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

                                   Accumulated       Federal Tax      Unrealized       Unrealized    Net Appreciation
 Portfolio                        Capital Losses         Cost        Appreciation    (Depreciation)   /(Depreciation)
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio      $(1,330,268,777)   $1,485,610,936   $438,230,508     $(166,579,227)   $271,651,281
---------------------------------------------------------------------------------------------------------------------

4. EXPENSES

Expenses are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

The Portfolio bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated pro rata to the Portfolio.

5. EXPENSE RATIOS

Listed below are the gross expense ratios for the Portfolio, absent the waiver of certain fees and offsets.

For the six month period ended
June 30, 2004 (unaudited)
and for each fiscal year ended
December 31                                      Institutional Shares                   |              Service Shares
Portfolio                             2004     2003     2002    2001     2000    1999   |    2004     2003     2002    2001    2000
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio          0.67%    0.67%    0.67%   0.66%    0.67%   0.69%  |   0.92%    0.92%    0.92%    0.91%   0.92%
------------------------------------------------------------------------------------------------------------------------------------


14  Janus Aspen Series  June 30, 2004

6. PORTFOLIO ACQUISITIONS

On March 21, 2003, the Portfolio (the "Acquiring Portfolio"), acquired all of the assets and liabilities of Berger IPT - Growth Fund (the "Acquired Fund"), advised by Berger Financial LLC, in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to plan of reorganization approved by the Acquired Fund's board and shareholders. The number and value of shares issued by the Acquiring Portfolio are presented on the Statement of Changes. Janus Capital incurred the costs associated with the reorganizations. Net assets and unrealized appreciation/(depreciation) as of the reorganization date immediately prior to and after the reorganization were as follows:

                                                                                                  Acquired Fund     Net Assets
                                                           Acquiring Portfolio   Acquired Fund      Unrealized         After
Acquiring Portfolio              Acquired Fund                  Net Assets        Net Assets          AP/DP        Reorganization
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio -
 Institutional Shares            Berger IPT - Growth Fund     $1,446,965,173      $3,730,516        $(24,817)      $1,450,695,689
---------------------------------------------------------------------------------------------------------------------------------

Acquiring Portfolio              Acquired Fund                      Shares Acquired           Shares issued in Acquisition
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio -
 Institutional Shares            Berger IPT - Growth Fund               577,946                          245,275
--------------------------------------------------------------------------------------------------------------------------

7. CAPITAL SHARE TRANSACTIONS

                                                                              Janus Aspen
For the six month period ended June 30, 2004 (unaudited)                        Growth
and the fiscal year ended December 31, 2003                                    Portfolio
(all numbers in thousands)                                                 2004           2003
----------------------------------------------------------------------------------------------
Transactions in Portfolio Shares - Institutional Shares
  Shares sold                                                             2,115          7,437
  Shares issued in connection with acquisition*                             N/A            245
  Reinvested dividends and distributions                                     19             71
----------------------------------------------------------------------------------------------
Total                                                                     2,134          7,753
----------------------------------------------------------------------------------------------
  Shares Repurchased                                                    (11,730)       (22,777)
Net Increase/(Decrease) in Portfolio Shares                              (9,596)       (15,024)
Shares Outstanding, Beginning of Period                                  86,636        101,660
----------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                        77,040         86,636
----------------------------------------------------------------------------------------------
Transactions in Portfolio Shares - Service Shares
  Shares sold                                                               602          2,045
  Reinvested dividends and distributions                                     --             --
----------------------------------------------------------------------------------------------
Total                                                                       602          2,045
----------------------------------------------------------------------------------------------
  Shares Repurchased                                                     (1,633)        (3,201)
Net Increase/(Decrease) in Portfolio Shares                              (1,031)        (1,156)
Shares Outstanding, Beginning of Period                                  11,090         12,246
----------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                        10,059         11,090
----------------------------------------------------------------------------------------------

*See Note 6 in Notes to Financial Statements.


                                           Janus Aspen Series  June 30, 2004  15

8. LEGAL MATTERS

In September 2003, the Securities and Exchange Commission ("SEC") and the Office of the New York State Attorney General ("NYAG") publicly announced that they were investigating trading practices in the mutual fund industry. The investigations were prompted by the NYAG's settlement with a hedge fund, Canary Capital, which allegedly engaged in irregular trading practices with certain mutual fund companies. While Janus Capital was not named as a defendant in the NYAG complaint against the hedge fund, Janus Capital was mentioned in the complaint as having allowed Canary Capital to "market time" certain Janus funds. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. The NYAG complaint alleged that this practice is in contradiction to policies stated in the prospectuses for certain Janus funds.

The investigations by the NYAG, the SEC, and certain other agencies, including the Colorado Division of Securities and the Colorado Attorney General ("COAG"), also sought to determine whether late trading occurred in mutual funds managed by Janus Capital. The term "late trading" generally refers to the practice of permitting or processing a fund purchase or redemption in a manner that improperly allows the current day's fund share price to be used for an order that was placed or improperly processed at a time following the deadline for obtaining that day's share price (normally, 4:00 p.m. (eastern time)). Because many mutual fund transactions are cleared and settled through financial intermediaries, Janus Capital cannot exclude the possibility that one or more intermediaries may have submitted improper or unauthorized late trade transactions to Janus Capital in violation of Janus Capital's agreements with those intermediaries.

Other documentation and information sought by various regulatory agencies, including the National Association of Securities Dealers, the West Virginia Attorney General, the Florida Department of Financial Services, the NYAG, the SEC, the COAG, the Colorado Division of Securities and one or more U.S. Attorney offices, relate to a variety of matters, including but not limited to: disclosure of portfolio holdings, trading by executives in fund shares, certain revenue sharing arrangements, information related to cash and non-cash compensation paid to brokers, trading by Janus Capital investment personnel in portfolio securities owned by certain Janus funds, information provided to the Trustees of certain Janus funds in connection with the review and approval of management contracts related to such Janus funds, information related to certain types of distribution and sales arrangements with brokers and other distributors of mutual fund products, and other topics related to the foregoing. The Janus funds, Janus Capital Group Inc. and its subsidiaries have either complied with or intend to comply with these subpoenas and other document and information requests.

On April 27, 2004, Janus Capital announced agreements in principle with the NYAG, the COAG and the Colorado Division of Securities setting forth financial agreements and certain corporate governance and compliance initiatives that will be required by such regulators. Janus Capital also announced an agreement in principle with respect to monetary terms with the SEC, subject to the approval of the SEC Commissioners. Pursuant to such agreements, Janus Capital has agreed to pay $50 million in restoration to compensate investors for any adverse effects of frequent trading and $50 million in civil penalties. Janus Capital also agreed to reduce its management fees in the amount of $25 million a year for five years. Specific fee reductions, effective July 1, 2004, were determined on a fund-by-fund basis and were calculated using assets under management as of May 31, 2004. Therefore, the total reduction in revenue over a five-year period could be greater than or less than $125 million, depending on whether assets under management in the affected funds increase or decrease. Janus also agreed to make $1.2 million in other settlement-related payments required by the State of Colorado.

Subsequent to the initiation of the regulatory investigations, a number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals on behalf of Janus fund shareholders and shareholders of Janus Capital Group Inc. The factual allegations made in these actions are generally based on the NYAG complaint against Canary Capital and in general allege that Janus Capital allowed certain hedge funds and other investors to engage in "market timing" trades in certain Janus funds. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the federal securities laws; (ii) breach of fiduciary duties, as established by state common law or federal law, to the funds and/or individual investors; (iii) breach of contract; (iv) unjust enrichment; and (v) violations of Section 1962 of the Racketeering Influenced and Corrupt Organizations Act.

The "market timing" lawsuits include actions purportedly on behalf of a class of Janus fund investors, cases allegedly brought on behalf of the funds themselves, a case asserting claims both on behalf of an investor class and derivatively on behalf of the funds, cases brought on behalf of shareholders of Janus Capital Group Inc. on a derivative basis against the Board of Directors of Janus Capital Group Inc., purported ERISA actions against the managers of the Janus 401(k) plan, and a non-class "representative action" purportedly brought


16  Janus Aspen Series  June 30, 2004
on behalf of the general public. The complaints also name various defendants. One or more Janus entities (Janus Capital Group Inc., Janus Capital Management LLC or Janus Capital Corporation) are named in every action. In addition, actions have been brought against Janus Investment Fund and/or one or more of the individual Janus funds, the Janus fund Trustees, officers of the Janus funds, officers of Janus Capital, officers of Janus Capital Group Inc., and directors of Janus Capital Group Inc.

The "market timing" lawsuits were filed in a number of state and federal jurisdictions. The Judicial Panel on Multidistrict Litigation has finally or conditionally transferred all but one of these actions to the United States District Court for the District of Maryland for coordinated proceedings. One action (alleging failure to adequately implement fair value pricing) has been remanded to state court in Madison County, Illinois and is not subject to the federal transfer procedures.

In addition to the "market timing" actions described above, civil lawsuits have been filed against Janus Capital challenging the investment advisory fees charged by Janus Capital to certain funds managed by Janus Capital.

Additional lawsuits may be filed against certain of the Janus funds, Janus Capital and related parties in the future. Janus Capital does not currently believe that any of the pending actions will materially affect its ability to continue to provide to the Funds the services it has agreed to provide.

9. SUBSEQUENT EVENT

On July 29, 2004, Janus Capital Group Inc. announced that a client of Janus Capital Management LLC ("Janus Capital") intends to redeem funds totaling approximately $4.7 billion by year end, subject to the approval by the client's board of directors. The majority of the assets to be redeemed are in the Institutional Share class of certain Portfolios within Janus Aspen Series. Janus Capital is working with the client to transfer the redeeming assets "in kind" to assist the affected Portfolios' managers in limiting the disruption to the Portfolios and minimizing potential transaction costs. The redemption is anticipated to occur by the end of the Portfolios' 2004 fiscal period. To the extent necessary, Janus Capital intends to voluntarily waive certain fees imposed on the Portfolios to limit the economic impact such redemptions might otherwise have on remaining shareholders of the affected Portfolios.


                                           Janus Aspen Series  June 30, 2004  17

Explanations of Charts, Tables and Financial Statements (unaudited)

1. PERFORMANCE OVERVIEWS

The performance overview graph compares the performance of a hypothetical $10,000 investment in the Portfolio (from inception) with one or more widely used market indices through June 30, 2004.

Average annual total returns are quoted for each class of the Portfolio. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.

When comparing the performance of the Portfolio with an index, keep in mind that market indices do not include brokerage commissions that would be incurred if you purchased the individual securities in the index. They also do not include taxes payable on dividends and interest or operating expenses incurred if you maintained a portfolio invested in the index.

2. SCHEDULE OF INVESTMENTS

Following the performance overview section is the Portfolio's Schedule of Investments. This schedule reports the industry concentrations and types of securities held in the Portfolio on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The market value of each security is quoted as of the last day of the reporting period. The values of securities denominated in foreign currencies are converted into U.S. dollars.

A summary of investments by country is provided if the Portfolio invested in foreign securities as of the reporting period. This summary reports the Portfolio's exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country in which the company is incorporated.

2A. FORWARD CURRENCY CONTRACTS

A table listing forward currency contracts follows the Portfolio's Schedule of Investments (if applicable). Forward currency contracts are agreements to deliver or receive a preset amount of currency at a future date. Forward currency contracts are used to hedge against foreign currency risk in the Portfolio's long-term holdings.

The table provides the name of the foreign currency, the settlement date of the contract, the amount of the contract, the value of the currency in U.S. dollars and the amount of unrealized gain or loss. The amount of unrealized gain or loss reflects the change in currency exchange rates from the time the contract was opened to the last day of the reporting period.

2B. FUTURES

A table listing futures contracts follows the Portfolio's Schedule of Investments (if applicable). Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. Futures are used to hedge against adverse movements in securities prices, currency risk or interest rates.

The table provides the name of the contract, number of contracts held, the expiration date, the principal amount, value and the amount of unrealized gain or loss. The amount of unrealized gain or loss reflects the marked to market amount for the last day of the reporting period.

3. STATEMENT OF ASSETS AND LIABILITIES

This statement is often referred to as the "balance sheet." It lists the assets and liabilities of the Portfolio on the last day of the reporting period.

The Portfolio's assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on stocks owned and the receivable for Portfolio shares sold to investors but not yet settled. The Portfolio's liabilities include payables for securities purchased but not yet settled, Portfolio shares redeemed but not yet paid and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section titled "Net Assets Consist of" breaks down the components of the Portfolio's net assets. Because the Portfolio must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last line of this statement reports the Portfolio's net asset value ("NAV") per share on the last day of the reporting period for each class of the Portfolio. The NAV is calculated by dividing the Portfolio's net assets (assets minus liabilities) by the number of shares outstanding.


18  Janus Aspen Series  June 30, 2004

4. STATEMENT OF OPERATIONS

This statement details the Portfolio's income, expenses, gains and losses on securities and currency transactions, and appreciation or depreciation of current Portfolio holdings.

The first section in this statement, titled "Investment Income," reports the dividends earned from stocks and interest earned from interest-bearing securities in the Portfolio.

The next section reports the expenses and expense offsets incurred by the Portfolio, including the advisory fee paid to the investment adviser and transfer agent fees.

The last section lists the increase or decrease in the value of securities held in the Portfolio. The Portfolio realizes a gain (or loss) when it sells its position in a particular security. An unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Portfolio during the reporting period. "Net Realized and Unrealized Gain/ (Loss) on Investments" is affected both by changes in the market value of Portfolio holdings and by gains (or losses) realized during the reporting period.

5. STATEMENT OF CHANGES IN NET ASSETS

This statement reports the increase or decrease in the Portfolio's net assets during the reporting period. Changes in the Portfolio's net assets are attributable to investment operations, dividends, distributions and capital share transactions. This is important to investors because it shows exactly what caused the Portfolio's net asset size to change during the period.

The first section summarizes the information from the Statement of Operations Fregarding changes in net assets due to the Portfolio's investment performance. The Portfolio's net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends in cash, money is taken out of the Portfolio to pay the distribution. If investors reinvest their dividends, the Portfolio's net assets will not be affected. If you compare the Portfolio's "Net Decrease from Dividends and Distributions" to the "Reinvested dividends and distributions," you will notice that dividend distributions had little effect on the Portfolio's net assets. This is because the majority of Janus investors reinvest their distributions.

The reinvestment of dividends is included under "Capital Share Transactions." "Capital Shares" refers to the money investors contribute to the Portfolio through purchases or withdrawals via redemptions. The Portfolio's net assets will increase and decrease in value as investors purchase and redeem shares from the Portfolio.

6. FINANCIAL HIGHLIGHTS

This schedule provides a per-share breakdown of the components that affect the Portfolio's NAV for current and past reporting periods for each class of the Portfolio. Not only does this table provide you with total return, it also reports total distributions, asset size, expense ratios and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income per share, which comprises dividends and interest income earned on securities held by the Portfolio. Following is the total of gains, realized and unrealized. Dividends and distributions are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the average annual total return reported the last day of the period.

Also included are the expense ratios, or the percentage of net assets that was used to cover operating expenses during the period. Expense ratios vary for a number of reasons, including the differences in management fees, the frequency of dividend payments and the extent of foreign investments, which entail greater transaction costs.

The Portfolio's expenses may be reduced through expense-reduction arrangements. These arrangements may include the use of brokerage commissions, uninvested cash balances earning interest or balance credits. The Statement of Operations reflects total expenses before any such offset, the amount of offset and the net expenses. The expense ratios listed in the Financial Highlights reflect total expenses prior to any expense offset (gross expense ratio) and after the expense offsets (net expense ratio). Both expense ratios reflect expenses after waivers (reimbursements), if applicable.

The ratio of net investment income/(loss) summarizes the income earned less expenses divided by the average net assets of the Portfolio during the reporting period. Don't confuse this ratio with the Portfolio's yield. The net investment income ratio is not a true measure of the Portfolio's yield because it doesn't take into account the dividends distributed to the Portfolio's investors.

The next ratio is the portfolio turnover rate, which measures the buying and selling activity in a Portfolio. Portfolio turnover is affected by market conditions, changes in the size of a Portfolio, the nature of the Portfolio's investments and the investment style of the portfolio manager. A 100% rate implies that an amount equal to the value of the entire portfolio is turned over in a year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the portfolio is traded every six months.


                                           Janus Aspen Series  June 30, 2004  19

Notes









20  Janus Aspen Series  June 30, 2004

Notes










                                           Janus Aspen Series  June 30, 2004  21

Janus provides access to a wide range of investment disciplines.
--------------------------------------------------------------------------------

Growth & Core

Janus growth portfolios focus on companies believed to be the leaders in their respective industries, with solid management teams, expanding market share, margins and efficiencies. Janus core portfolios seek investments in more stable and predictable companies. These portfolios look for a strategic combination of steady growth and for certain portfolios, some degree of income.

International & Global

Janus international and global portfolios seek to leverage Janus' research capabilities by taking advantage of inefficiencies in foreign markets, where accurate information and analytical insight are often at a premium.

Value

Janus value portfolios invest in companies they believe are poised for a turnaround or are trading at a significant discount to fair value. The goal is to gain unique insight into a company's true value and identify and evaluate potential catalysts that may unlock shareholder value.

Risk-Managed

Janus risk-managed portfolios seek to outperform their respective indices while maintaining a risk profile equal to or lower than the index itself. Managed by INTECH, these portfolios use a mathematical process in an attempt to build a more "efficient" portfolio than the index.

Fixed Income

Janus income portfolios attempt to provide less risk relative to equities while seeking to deliver a competitive total return through high current income and appreciation.


For more information, contact your investment professional or go to www.janus.com.

        [LOGO] JANUS CAPITAL  |  151 Detroit Street
                       Group  |  Denver, CO 80206
                              |  1-800-525-1068


This material must be preceded or accompanied by a prospectus.
Portfolio distributed by Janus Distributors LLC (7/04)

C-0704-186                                                      109-24-701 07-04

                                                          ----------------------
                                                          2004 Semiannual Report
                                                          ----------------------

Janus Aspen Series
--------------------------------------------------------------------------------
      Janus Aspen Growth and Income Portfolio




                                                            [LOGO] JANUS CAPITAL
                                                                           Group

Table of Contents

Schedule of Investments ...................................................    3
Statement of Assets and Liabilities .......................................    6
Statement of Operations ...................................................    7
Statement of Changes in Net Assets ........................................    8
Financial Highlights ......................................................    9
Notes to Schedule of Investments ..........................................   10
Notes to Financial Statements .............................................   11
Explanations of Charts, Tables and Financial Statements ...................   18

Janus Aspen Growth and Income Portfolio
(unaudited)                                    Portfolio Manager - Minyoung Sohn

Performance

================================================================================
Average Annual Total Return - for the periods ended June 30, 2004
--------------------------------------------------------------------------------

[MOUNTAIN CHART OMITTED]

Initial investment of $10,000

                    Janus Aspen Growth
                   and Income Portfolio -     S&P 500(R)
                   Institutional Shares         Index
  5/1/1998               $10,000               $10,000
 5/31/1998               $ 9,870               $ 9,828
 6/30/1998               $10,560               $10,227
 7/31/1998               $10,720               $10,119
 8/31/1998               $ 9,140               $ 8,657
 9/30/1998               $ 9,770               $ 9,212
10/31/1998               $10,150               $ 9,960
11/30/1998               $10,730               $10,564
12/31/1998               $11,980               $11,172
 1/31/1999               $12,972               $11,639
 2/28/1999               $12,621               $11,278
 3/31/1999               $13,703               $11,729
 4/30/1999               $13,973               $12,183
 5/31/1999               $13,833               $11,895
 6/30/1999               $14,444               $12,554
 7/31/1999               $14,304               $12,164
 8/31/1999               $14,394               $12,103
 9/30/1999               $15,066               $11,772
10/31/1999               $16,730               $12,517
11/30/1999               $18,233               $12,771
12/31/1999               $20,850               $13,522
 1/31/2000               $20,348               $12,843
 2/29/2000               $22,245               $12,600
 3/31/2000               $22,145               $13,832
 4/30/2000               $20,619               $13,416
 5/31/2000               $19,254               $13,141
 6/30/2000               $20,109               $13,464
 7/31/2000               $19,847               $13,254
 8/31/2000               $20,933               $14,077
 9/30/2000               $19,939               $13,334
10/31/2000               $19,519               $13,277
11/30/2000               $17,685               $12,231
12/31/2000               $17,910               $12,291
 1/31/2001               $18,424               $12,727
 2/28/2001               $16,768               $11,567
03/31/2001               $15,904               $10,835
 4/30/2001               $17,169               $11,676
 5/31/2001               $17,128               $11,755
06/30/2001               $16,706               $11,469
 7/31/2001               $16,116               $11,356
 8/31/2001               $15,390               $10,646
 9/30/2001               $14,146               $ 9,786
10/31/2001               $14,457               $ 9,973
11/30/2001               $15,286               $10,738
12/31/2001               $15,514               $10,832
01/31/2002               $14,961               $10,674
02/28/2002               $14,888               $10,468
03/31/2002               $15,473               $10,861
04/30/2002               $14,815               $10,203
05/31/2002               $14,774               $10,128
06/30/2002               $13,887               $ 9,407
07/31/2002               $12,714               $ 8,674
 8/31/2002               $12,693               $ 8,731
 9/30/2002               $11,583               $ 7,783
10/31/2002               $12,337               $ 8,467
11/30/2002               $12,882               $ 8,965
12/31/2002               $12,173               $ 8,439
 1/31/2003               $11,941               $ 8,218
 2/28/2003               $11,741               $ 8,095
03/31/2003               $11,815               $ 8,173
 4/30/2003               $12,720               $ 8,846
 5/31/2003               $13,194               $ 9,311
06/30/2003               $13,193               $ 9,430
07/31/2003               $13,470               $ 9,597
 8/31/2003               $13,725               $ 9,784
09/30/2003               $13,427               $ 9,680
10/31/2003               $14,107               $10,227
11/30/2003               $14,394               $10,317
12/31/2003               $15,056               $10,858
 1/31/2004               $15,237               $11,057
 2/29/2004               $15,354               $11,211
 3/31/2004               $15,291               $11,042
 4/30/2004               $14,876               $10,868
 5/31/2004               $15,110               $11,017
 6/30/2004               $15,405               $11,231

                                      Fiscal       One       Five     Since
                                   Year-to-Date    Year      Year   Inception*
--------------------------------------------------------------------------------
Janus Aspen Growth and Income
Portfolio - Institutional
Shares                                 2.61%      16.77%     1.30%     7.26%
--------------------------------------------------------------------------------
Janus Aspen Growth and Income
Portfolio - Service Shares             2.09%      16.52%     0.96%     7.00%
--------------------------------------------------------------------------------
S&P 500(R)Index                        3.44%      19.11%    (2.20)%    1.90%
--------------------------------------------------------------------------------
================================================================================

Data presented represents past performance, which is no guarantee of future results. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, current performance may be higher or lower than the performance shown. Call 1-800-525-1068 or visit www.janus.com for current month end performance.

See Notes to Schedule of Investments for index definitions.

Total return includes reinvestment of dividends, distributions and capital gains. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Returns shown for Service Shares for periods prior to December 31, 1999 are derived from the historical performance of Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.

These returns do not reflect the charges and expenses of any particular insurance product or qualified plan.

* The Portfolio's inception date - May 1, 1998

Portfolio Strategy
--------------------------------------------------------------------------------
To seek long-term capital growth and current income by investing up to 75% of its assets in equity securities selected primarily for their growth potential and at least 25% of its assets in securities that the portfolio manager believes have income potential.

Portfolio Asset Mix - (% of Net Assets)
--------------------------------------------------------------------------------
[PIE CHART OMITTED]

Preferred Stock - Domestic - 1.0%
Corporate Bonds - Domestic - 1.1%
Preferred Stock - Foreign - 1.4%
Cash and Cash Equivalents - 2.8%
Common Stock - Foreign - 18.3%
Common Stock - Domestic - 75.4%

                                                          Number of Stocks: 81
                                                          Number of Bonds: 4
                                                          Top 10 Equities: 28.8%


                                          Janus Aspen Series   June 30, 2004   1

Janus Aspen Growth and Income Portfolio
(unaudited)

Top 10 Equity Holdings - (% of Net Assets)
--------------------------------------------------------------------------------
                                      June 30, 2004         December 31, 2003
Tyco International, Ltd.
  (New York Shares)                        5.3%                    4.2%
Citigroup, Inc.                            3.5%                    4.3%
Exxon Mobil Corp.                          3.3%                    2.8%
Roche Holding A.G.                         2.8%                    2.6%
Microsoft Corp.                            2.6%                    2.6%
Cisco Systems, Inc.                        2.4%                    2.3%
Maxim Integrated Products, Inc.            2.4%                    2.3%
UnitedHealth Group, Inc.                   2.3%                    2.0%
Caremark Rx, Inc.                          2.1%                    0.9%
Berkshire Hathaway, Inc.
  - Class B                                2.1%                    2.1%

Top Industries - Portfolio vs. Index (% of Net Assets)
--------------------------------------------------------------------------------

[BAR CHART OMITTED]

                                            Janus Aspen
                                             Growth and            S&P 500(R)
                                          Income Portfolio           Index
--------------------------------------------------------------------------------
Diversified Operations                         10.4%                  5.7%
Finance - Investment Bankers/Brokers            5.5%                  5.5%
Oil Companies - Integrated                      4.6%                  4.5%
Semiconductor Components/Integrated Circuits    4.0%                  0.4%
Electronic Components - Semiconductors          4.0%                  2.7%
Medical - HMO                                   3.9%                  0.8%
Medical - Drugs                                 3.7%                  6.3%
Hotels and Motels                               3.6%                  0.3%
Multimedia                                      3.5%                  2.0%
Cable Television                                3.5%                  0.6%

--------------------------------------------------------------------------------
See "Explanations of Charts, Tables and Financial Statements."

The Portfolio may differ significantly from the securities held in the index. The index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio.

Effective January 1, 2004, Minyoung Sohn replaced David Corkins as the manager of Janus Aspen Growth and Income Portfolio.


2  Janus Aspen Series  June 30, 2004

Schedule of Investments (unaudited)

Shares or Principal Amount                                Market Value
=======================================================================
Common Stock - 93.7%
Advertising Sales - 1.0%
       19,545  Lamar Advertising Co.* ..................$      847,276
Applications Software - 2.6%
       74,051  Microsoft Corp ..........................     2,114,897
Audio and Video Products - 0.6%
        5,780  Harman International Industries, Inc ....       525,980
Beverages - Non-Alcoholic - 1.5%
       22,576  PepsiCo, Inc ............................     1,216,395
Brewery - 0.4%
        6,125  Anheuser-Busch Companies, Inc ...........       330,750
Broadcast Services and Programming - 2.7%
       30,483  Clear Channel Communications, Inc .......     1,126,347
      120,728  Liberty Media Corp. - Class A* ..........     1,085,345
                                                             2,211,692
Building - Residential and Commercial - 0.5%
          755  NVR, Inc.*,# ............................       365,571
Cable Television - 2.9%
       43,553  Comcast Corp. - Special Class A* ........     1,202,499
       34,481  Cox Communications, Inc. - Class A* .....       958,227
        6,233  Liberty Media International, Inc. -
               Class A* ...............................        231,244
                                                             2,391,970
Computers - 2.0%
       12,831  Dell, Inc.* ............................        459,606
       13,360  IBM Corp ...............................      1,177,684
                                                             1,637,290
Computers - Memory Devices - 0.3%
       10,925  SanDisk Corp.*,# .......................        236,963
Computers - Peripheral Equipment - 0.6%
        4,980  Lexmark International Group, Inc. -
               Class A* ...............................        480,719
Cosmetics and Toiletries - 2.5%
       11,985  International Flavors & Fragrances,
               Inc ....................................        448,239
       29,712  Procter & Gamble Co ....................      1,617,521
                                                             2,065,760
Disposable Medical Products - 0.5%
        7,210  C.R. Bard, Inc .........................        408,447
Diversified Operations - 10.4%
       12,660  3M Co ..................................      1,139,527
       36,933  General Electric Co ....................      1,196,629
       21,590  Honeywell International, Inc ...........        790,842
        7,181  Louis Vuitton Moet Hennessy S.A.** .....        519,400
       40,462  Smiths Group PLC .......................        547,765
      130,300  Tyco International, Ltd. (New York
               Shares) ................................      4,318,141
                                                             8,512,304
E-Commerce/Products - 0.5%
        8,085  Amazon.com, Inc.* ......................        439,824
E-Commerce/Services - 0.5%
        4,190  eBay, Inc.* ............................        385,271
Electric Products - Miscellaneous - 2.5%
        1,770  Samsung Electronics Company, Ltd .......        730,671
        6,245  Samsung Electronics Company, Ltd.
               (GDR) ..................................      1,284,908
                                                             2,015,579
Electronic Components - Semiconductors - 4.0%
       85,195  Advanced Micro Devices, Inc.*,# ........      1,354,601
       20,735  NVIDIA Corp.* ..........................        425,068
       60,756  Texas Instruments, Inc .................      1,469,079
                                                             3,248,748
Enterprise Software/Services - 1.9%
       41,360  Computer Associates International,
               Inc ....................................      1,160,561
       33,660  Oracle Corp.* ..........................        401,564
                                                             1,562,125
Entertainment Software - 1.5%
       21,715  Electronic Arts, Inc.* .................      1,184,553
Finance - Credit Card - 0.9%
       47,765  Providian Financial Corp.* .............        700,713
Finance - Investment Bankers/Brokers - 5.5%
       61,447  Citigroup, Inc .........................      2,857,286
       11,030  Goldman Sachs Group, Inc ...............      1,038,585
       15,955  J.P. Morgan Chase & Co .................        618,575
                                                             4,514,446
Finance - Mortgage Loan Banker - 0.8%
        9,437  Countrywide Financial Corp .............        662,949
Hotels and Motels - 3.6%
       32,777  Fairmont Hotels & Resorts, Inc.
               (New York Shares) ......................        883,340
       13,050  Four Seasons Hotels, Inc ...............        785,741
       27,735  Starwood Hotels & Resorts Worldwide,
               Inc ....................................      1,243,914
                                                             2,912,995
Industrial Automation and Robotics - 0.1%
        1,595  Rockwell Automation, Inc ...............         59,828
Medical - Biomedical and Genetic - 1.4%
       21,045  Amgen, Inc.* ...........................      1,148,426
Medical - Drugs - 3.7%
       21,843  Pfizer, Inc ............................        748,778
       23,225  Roche Holding A.G.** ...................      2,299,505
                                                             3,048,283
Medical - HMO - 3.9%
       15,595  Aetna, Inc .............................      1,325,575
       30,098  UnitedHealth Group, Inc ................      1,873,601
                                                             3,199,176
Medical Instruments - 1.5%
       24,879  Medtronic, Inc .........................      1,212,105
Multi-Line Insurance - 1.6%
       18,661  American International Group, Inc ......      1,330,156
Multimedia - 3.5%
       85,610  Time Warner, Inc.* .....................      1,505,024
       18,210  Viacom, Inc. - Class B .................        650,461
       28,466  Walt Disney Co .........................        725,598
                                                             2,881,083
Networking Products - 2.4%
       83,745  Cisco Systems, Inc.* ...................      1,984,757
Oil Companies - Exploration and Production - 1.6%
       30,509  EnCana Corp. (New York Shares) .........      1,316,768
Oil Companies - Integrated - 3.8%
        5,314  ConocoPhillips .........................        405,405
       60,745  Exxon Mobil Corp .......................      2,697,686
                                                             3,103,091
Pharmacy Services - 3.4%
       52,635  Caremark Rx, Inc.* .....................      1,733,796
       27,435  Medco Health Solutions, Inc.* ..........      1,028,813
                                                             2,762,609
Pipelines - 0.6%
        8,236  Kinder Morgan, Inc .....................        488,312

See Notes to Schedule of Investments and Financial Statements.


                                          Janus Aspen Series   June 30, 2004   3

Janus Aspen Growth and Income Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                Market Value
=======================================================================
Reinsurance - 2.1%
          570  Berkshire Hathaway, Inc. - Class B* ....$     1,684,350
Retail - Auto Parts - 0.3%
        3,095  AutoZone, Inc.* ........................        247,910
Retail - Automobile - 0.1%
        4,915  CarMax, Inc.* ..........................        107,491
Retail - Consumer Electronics - 0.4%
        6,075  Best Buy Company, Inc ..................        308,246
Retail - Pet Food and Supplies - 0.9%
       21,880  PETsMART, Inc ..........................        710,006
Semiconductor Components/Integrated Circuits - 4.0%
       33,290  Linear Technology Corp .................      1,313,956
       37,039  Maxim Integrated Products, Inc .........      1,941,585
                                                             3,255,541
Semiconductor Equipment - 0.9%
       37,225  Applied Materials, Inc.* ...............        730,355
Soap and Cleaning Preparations - 0.4%
       11,069  Reckitt Benckiser PLC ..................        313,349
Super-Regional Banks - 1.4%
       41,000  U.S. Bancorp ...........................      1,129,960
Television - 1.3%
       92,427  British Sky Broadcasting Group PLC .....      1,042,573
Therapeutics - 0.2%
        2,255  Neurocrine Biosciences, Inc.* ..........        116,922
Tobacco - 0.5%
        8,805  Altria Group, Inc ......................        440,690
Toys - 0.8%
       34,195  Marvel Enterprises, Inc.* ..............        667,486
Transportation - Railroad - 1.0%
       18,712  Canadian National Railway Co.
               (New York Shares) ......................        815,656
Web Portals/Internet Service Providers - 1.7%
       40,595  EarthLink, Inc.* .......................        420,158
       25,900  Yahoo!, Inc.* ..........................        940,947
                                                             1,361,105
-----------------------------------------------------------------------
Total Common Stock (cost $65,301,574) .................     76,439,451
-----------------------------------------------------------------------
Corporate Bonds - 1.1%
Advertising Sales - 0.1%
$    80,000  Lamar Advertising Co., 2.875%
             convertible senior notes, due 12/31/10 ...         85,900
Cable Television - 0.6%
    420,000  Cox Communications, Inc., 7.125%
             notes, due 10/1/12 .......................        460,299
Non-Hazardous Waste Disposal - 0.1%
     45,000  Allied Waste North America, Inc., 7.875%
             senior notes, due 4/15/13 ................         47,025
Toys - 0.3%
    250,000  Mattel, Inc., 6.125%
             notes, due 7/15/05 .......................        256,436
-----------------------------------------------------------------------
Total Corporate Bonds (cost $786,681) .................        849,660
-----------------------------------------------------------------------
Preferred Stock - 2.4%
Automotive - Cars and Light Trucks - 0.9%
      1,112  Porsche A.G.** ...........................        747,484
Non-Hazardous Waste Disposal - 0.2%
      2,030  Allied Waste Industries, Inc.
             convertible, 6.25%# ......................        144,698
Oil Companies - Integrated - 0.8%
      8,650  Amerada Hess Corp., convertible, 7.00% ...        626,693
Property and Casualty Insurance - 0.5%
     18,075  XL Capital, Ltd., convertible, 6.50% .....        458,924
-----------------------------------------------------------------------
Total Preferred Stock (cost $1,444,174) ...............      1,977,799
-----------------------------------------------------------------------
Other Securities - 2.0%
             State Street Navigator Securities
             Lending
$ 1,610,934  Prime Portfolio + (cost $1,610,934) ......      1,610,934
-----------------------------------------------------------------------
Short-Term U.S. Government Agencies - 3.4%
             Fannie Mae
  2,800,000  1.25%, 7/1/04 (amortized cost
             $2,800,000) ..............................      2,800,000
-----------------------------------------------------------------------
Total Investments (total cost $71,943,363) - 102.6% ...     83,677,844
-----------------------------------------------------------------------
Liabilities, net of Cash, Receivables and Other
Assets - (2.6)% .......................................     (2,139,726)
-----------------------------------------------------------------------
Net Assets - 100% .....................................$    81,538,118
-----------------------------------------------------------------------

See Notes to Schedule of Investments and Financial Statements.


4  Janus Aspen Series  June 30, 2004

Schedule of Investments (unaudited)


Summary of Investments by Country, June 30, 2004

                                                        % of Investment
Country                            Market Value              Securities
-----------------------------------------------------------------------
Bermuda                             $ 4,318,141                    5.2%
Canada                                3,801,505                    4.5%
Cayman Islands                          458,924                    0.6%
France                                  519,400                    0.6%
Germany                                 747,484                    0.9%
South Korea                           2,015,579                    2.4%
Switzerland                           2,299,505                    2.7%
United Kingdom                        1,903,687                    2.3%
United States++                      67,613,619                   80.8%
-----------------------------------------------------------------------
Total                               $83,677,844                  100.0%

++Includes Short-Term Securities (75.5% excluding Short-Term Securities)


Forward Currency Contracts, Open at June 30, 2004

Currency Sold and               Currency              Currency        Unrealized
Settlement Date               Units Sold        Value in $ U.S.      Gain/(Loss)
-------------------------------------------------------------------------------
Euro 9/27/04                     300,000            $  364,494       $     (571)
Swiss Franc 9/27/04              550,000               440,465           (5,957)
Swiss Franc 10/15/04             390,000               312,521          (12,059)
--------------------------------------------------------------------------------
Total                                               $1,117,480       $  (18,587)


See Notes to Schedule of Investments and Financial Statements.


                                            Janus Aspen Series  June 30, 2004  5

Statement of Assets and Liabilities

                                                                     Janus Aspen
                                                                      Growth and
As of June 30, 2004 (unaudited)                                         Income
(all numbers in thousands except net asset value per share)           Portfolio
--------------------------------------------------------------------------------
Assets:
  Investments at cost(1)                                               $ 71,943
  Investments at value (1)                                             $ 83,678
    Cash                                                                     45
    Receivables:
       Investments sold                                                     166
       Portfolio shares sold                                                  4
       Dividends                                                             52
       Interest                                                              16
    Other assets                                                             --
--------------------------------------------------------------------------------
Total Assets                                                             83,961
--------------------------------------------------------------------------------
Liabilities:
    Payables:
       Securities loaned (Note 1)                                         1,611
       Investments purchased                                                580
       Portfolio shares repurchased                                         120
       Advisory fees                                                         43
       Transfer agent fees and expenses                                       1
       Distribution fees - Service Shares                                    11
    Accrued expenses                                                         38
  Forward currency contracts                                                 19
--------------------------------------------------------------------------------
Total Liabilities                                                         2,423
Net Assets                                                             $ 81,538
--------------------------------------------------------------------------------
Net Assets Consist of:
  Capital (par value and paid-in surplus)*                             $142,535
  Undistributed net investment income/(loss)*                                27
  Undistributed net realized gain/(loss) from investments
   and foreign currency transactions*                                   (72,740)
  Unrealized appreciation/(depreciation) of investments
   and foreign currency translations                                     11,716
--------------------------------------------------------------------------------
Total Net Assets                                                       $ 81,538
--------------------------------------------------------------------------------
Net Assets - Institutional Shares                                      $ 25,525
  Shares Outstanding, $0.001 Par Value (unlimited shares authorized)      1,768
--------------------------------------------------------------------------------
  Net Asset Value Per Share                                            $  14.44
--------------------------------------------------------------------------------
Net Assets - Service Shares                                            $ 56,013
  Shares Outstanding, $0.001 Par Value (unlimited shares authorized)      3,862
--------------------------------------------------------------------------------
  Net Asset Value Per Share                                            $  14.50
--------------------------------------------------------------------------------

*     See Note 3 in Notes to Financial Statements.
(1) Investments at cost and value include $1,576,198 of securities loaned for Janus Aspen Growth and Income Portfolio (Note 1).


See Notes to Financial Statements.


6  Janus Aspen Series  June 30, 2004

Statement of Operations

                                                                     Janus Aspen
                                                                     Growth and
For the six month period ended June 30, 2004 (unaudited)               Income
(all numbers in thousands)                                           Portfolio
--------------------------------------------------------------------------------
Investment Income:
   Interest                                                             $    40
   Securities lending income                                                  4
   Dividends                                                                452
   Foreign tax withheld                                                     (15)
--------------------------------------------------------------------------------
Total Investment Income                                                     481
--------------------------------------------------------------------------------
Expenses:
   Advisory fees                                                            276
   Transfer agent fees and expenses                                           3
   Registration fees                                                         22
   Custodian fees                                                             8
   Audit fees                                                                 5
   Trustees' fees and expenses                                                1
   Distribution fees - Service Shares                                        73
   Other expenses                                                            18
--------------------------------------------------------------------------------
Total Expenses                                                              406
Expense and Fee Offsets                                                      --
Net Expenses                                                                406
Net Investment Income/(Loss)                                                 75
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments:
   Net realized gain/(loss) from securities transactions                  2,930
   Net realized gain/(loss) from foreign currency transactions              (59)
   Change in net unrealized appreciation/(depreciation) of investments
     and foreign currency translations                                   (1,081)
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments                    1,790
Net Increase/(Decrease) in Net Assets Resulting from Operations         $ 1,865
--------------------------------------------------------------------------------


See Notes to Financial Statements.


                                            Janus Aspen Series  June 30, 2004  7

Statement of Changes in Net Assets

                                                                                       Janus Aspen
For the six month period ended June 30, 2004 (unaudited)                             Growth and Income
and for the fiscal year ended December 31, 2003                                          Portfolio
(all numbers in thousands)                                                          2004          2003
---------------------------------------------------------------------------------------------------------
Operations:
  Net investment income/(loss)                                                    $      75    $     526
  Net realized gain/(loss) from investment
   and foreign currency transactions                                                  2,871      (14,622)
  Change in unrealized net appreciation/(depreciation)
   of investments and foreign currency translations                                  (1,081)      29,937
---------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations                       1,865       15,841
---------------------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
  Net investment income*
    Institutional Shares                                                                (66)        (263)
    Service Shares                                                                      (67)        (292)
  Net realized gain from investment transactions*
    Institutional Shares                                                                 --           --
    Service Shares                                                                       --           --
---------------------------------------------------------------------------------------------------------
Net Decrease from Dividends and Distributions                                          (133)        (555)
---------------------------------------------------------------------------------------------------------
Capital Share Transactions:
  Shares sold
    Institutional Shares                                                              2,148        6,570
    Service Shares                                                                    1,480        7,067
  Shares issued in connection with acquisition*                                         N/A       11,202
  Reinvested dividends and distributions
    Institutional Shares                                                                 66          263
    Service Shares                                                                       67          292
  Shares repurchased
    Institutional Shares                                                             (4,094)     (49,236)
    Service Shares                                                                   (8,900)     (19,763)
---------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) from Capital Share Transactions                              (9,233)     (43,605)
---------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                                                (7,501)     (28,319)
Net Assets:
  Beginning of period                                                                89,039      117,358
---------------------------------------------------------------------------------------------------------
  End of period                                                                   $  81,538    $  89,039
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Undistributed net investment income/(loss)*                                       $      27    $      86
---------------------------------------------------------------------------------------------------------

Purchases and Sales of Investment Securities: (excluding short-term securities)
  Purchases of securities                                                         $  19,718    $  39,339
  Proceeds from sales of securities                                                  27,321       88,940
  Purchases of long-term U.S. Government obligations                                     --           --
  Proceeds from sales of long-term U.S. Government obligations                           --        8,269

*     See Notes 3 and 6 in Notes to Financial Statements.


See Notes to Financial Statements.


8  Janus Aspen Series  June 30, 2004

Financial Highlights

Institutional Shares
For a share outstanding during the
six month period ended June 30, 2004 (unaudited)                                 Janus Aspen Growth and Income Portfolio
and through each fiscal year ended December 31                     2004        2003        2002        2001        2000        1999
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                             $14.11      $11.56      $14.87      $17.41      $20.77      $11.96
------------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                      .03         .15         .12         .20         .19         .04
  Net gain/(loss) on securities (both realized and unrealized)      .34        2.53       (3.32)      (2.52)      (3.08)       8.81
------------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                    .37        2.68       (3.20)      (2.32)      (2.89)       8.85
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*                          (.04)       (.13)       (.11)       (.22)       (.16)       (.04)
  Distributions (from capital gains)*                                --          --          --          --        (.31)         --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                (.04)       (.13)       (.11)       (.22)       (.47)       (.04)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                   $14.44      $14.11      $11.56      $14.87      $17.41      $20.77
------------------------------------------------------------------------------------------------------------------------------------
Total Return**                                                     2.61%      23.34%     (21.54)%    (13.37)%    (14.10)%     74.04%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)                        $25,525     $26,816     $55,271     $92,659    $123,812     $84,480
Average Net Assets for the Period (in thousands)                $26,263     $29,902     $72,550    $105,243    $124,282     $28,838
Ratio of Gross Expenses to Average Net Assets*** (1)               0.78%       0.83%       0.76%       0.70%       0.78%       1.06%
Ratio of Net Expenses to Average Net Assets*** (1)                 0.78%       0.83%       0.76%       0.70%       0.78%       1.05%
Ratio of Net Investment Income/(Loss) to Average Net Assets***     0.35%       0.85%       0.81%       1.19%       1.07%       0.56%
Portfolio Turnover Rate***                                           48%         43%         54%         52%         37%         59%

Service Shares
For a share outstanding during the
six month period ended June 30, 2004 (unaudited)                           Janus Aspen Growth and Income Portfolio
and through each fiscal year ended December 31                       2004        2003        2002        2001        2000
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                $14.22      $11.56      $14.87      $17.35      $20.63
---------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                         .01         .06         .08         .12         .07
  Net gain/(loss) on securities (both realized and unrealized)         .29        2.66       (3.31)      (2.47)      (2.99)
---------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                       .30        2.72       (3.23)      (2.35)      (2.92)
---------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*                             (.02)       (.06)       (.08)       (.13)       (.05)
  Distributions (from capital gains)*                                   --          --          --          --        (.31)
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                   (.02)       (.06)       (.08)       (.13)       (.36)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                      $14.50      $14.22      $11.56      $14.87      $17.35
---------------------------------------------------------------------------------------------------------------------------
Total Return**                                                        2.09%      23.60%     (21.77)%    (13.58)%    (14.31)%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)                           $56,013     $62,223     $62,087     $85,154     $54,212
Average Net Assets for the Period (in thousands)                   $59,076     $61,252     $78,089     $73,705     $12,868
Ratio of Gross Expenses to Average Net Assets*** (1)                  1.03%       1.10%       1.01%       0.95%       1.11%
Ratio of Net Expenses to Average Net Assets*** (1)                    1.03%       1.10%       1.01%       0.95%       1.10%
Ratio of Net Investment Income/(Loss) to Average Net Assets***        0.10%       0.44%       0.57%       0.91%       1.20%
Portfolio Turnover Rate***                                              48%         43%         54%         52%         37%

*     See Note 3 in Notes to Financial Statements.
**    Total return not annualized for periods of less than one full year.
***   Annualized for periods of less than one full year.
(1)   See Note 5 in Notes to Financial Statements.


See Notes to Financial Statements.


                                            Janus Aspen Series  June 30, 2004  9

Notes to Schedule of Investments (unaudited)

S&P 500(R) Index   The Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

GDR                Global Depositary Receipt

New York Shares    Securities of foreign companies trading on the New York Stock
                   Exchange

PLC                Public Limited Company

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts and/or forward currency contracts.

# Loaned security, a portion or all of the security is on loan at June 30, 2004.

+ The security is purchased with the cash collateral received from securities on loan (Note 1).


10  Janus Aspen Series  June 30, 2004

Notes to Financial Statements (unaudited)

The following section describes organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout this report. In addition, the Notes to Financial Statements explain the methods used in preparing and presenting this report.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Janus Aspen Growth and Income Portfolio is a series fund. The Portfolio is part of Janus Aspen Series (the "Trust"), which was organized as a Delaware Trust (now called a Delaware statutory trust) on May 20, 1993 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Trust offers seventeen portfolios or series of shares with differing investment objectives and policies. The Portfolio invests primarily in equity securities. The Portfolio is classified as diversified, as defined in the 1940 Act. The Portfolio is a no-load investment.

The Portfolio currently offers two classes of shares: Institutional Shares and Service Shares. Each class is issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance contracts (collectively "variable insurance contracts"), as well as certain qualified retirement plans.

The following accounting policies have been consistently followed by the Trust and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

Investment Valuation

Securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers making a market for such securities or by a pricing service approved by the Portfolio's Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Currently, foreign securities and currencies are converted to U.S. dollars using the applicable rate in effect as of 1:00 p.m. (New York time). It is anticipated that sometime during the third calendar quarter, the conversion to U.S. dollars will use the applicable rate in effect as of the close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or are deemed not to be reliable because events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the closing of the NYSE, then their fair value is determined in good faith under procedures established by and under the supervision of the Portfolio's Trustees. The Portfolio may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of the foreign exchanges and the close of the NYSE.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both unrealized and realized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Securities Lending

Under procedures adopted by the Trustees, the Portfolio may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Portfolio may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, such loans will only be made if Janus Capital Management LLC ("Janus Capital") believes the benefit from granting such loans justifies the risk. The Portfolio will not have the right to vote on securities while they are being lent, however, the Portfolio will attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which consists of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit and such other collateral permitted by the Securities and Exchange Commission ("SEC"). The lending agent may also invest the cash collateral in the State Street Navigator Securities Lending Prime Portfolio or investments in unaffiliated money market funds or accounts that comply with Rule 2a-7 of the 1940 Act relating to money market funds and mutually agreed to by the Portfolio and the lending agent.

As of June 30, 2004, the Portfolio had on loan securities as indicated:

                                                                     Value at
Portfolio                                                          June 30, 2004
--------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio                             $1,576,198
--------------------------------------------------------------------------------


                                           Janus Aspen Series  June 30, 2004  11

As of June 30, 2004, the Portfolio received cash collateral in accordance with securities lending activity as indicated:

                                                              Cash Collateral at
Portfolio                                                        June 30, 2004
--------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio                           $1,610,934
--------------------------------------------------------------------------------

As of June 30, 2004, all cash collateral received by the Portfolio was invested in the State Street Navigator Securities Lending Prime Portfolio.

The borrower pays fees at the Portfolio's direction to its lending agent. The lending agent may retain a portion of the interest earned. The cash collateral invested by the lending agent is disclosed in the Schedule of Investments. The lending fees and the Portfolio's portion of the interest income earned on cash collateral is included on the Statement of Operations.

Forward Currency Transactions

The Portfolio may enter into forward currency contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sales commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions on the Statement of Operations.

Forward currency contracts held by the Portfolio are fully collateralized by other securities, which are denoted (if applicable) in the accompanying Schedule of Investments. Such collateral is in the possession of the Portfolio's custodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Foreign Currency Translations

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies.

The payables and receivables are generally related to security transactions and income.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

When-issued Securities

The Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolio is required to hold liquid assets as collateral with the Portfolio's custodian sufficient to cover the purchase price.

Initial Public Offerings

The Portfolio may invest in initial public offerings ("IPOs"). The Portfolio's performance may be significantly affected, positively or negatively, by investments in IPOs. IPOs and other investment techniques may have a magnified performance impact on a portfolio with a small asset base. The Portfolio may not experience similar performance as its assets grow.

Restricted Security Transactions

Restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolio to sell a security at a fair price and may substantially delay the sale of the security which each Portfolio seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Dividend Distributions

The Portfolio generally makes semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains, if any. The majority of dividends and capital gains distributions from the Portfolio will be automatically reinvested into additional shares of the Portfolio.


12  Janus Aspen Series  June 30, 2004

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements as the Portfolio intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

Proxy Voting

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to their portfolio securities is available (i) without charge, upon request, by calling 1-800-525-1068 (toll free); (ii) on the Portfolio's website at www.janus.com; and (iii) on the SEC's website at http://www.sec.gov.

Starting in August 2004, the Portfolio's proxy voting record for the one-year period ending each June 30th will be available through www.janus.com and from the SEC through the SEC's website at http://www.sec.gov.

2. INVESTMENT ADVISORY AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

Janus Capital is the investment adviser to the Portfolio. The Portfolio was subject to advisory fees payable to Janus Capital based upon an annual rate of 0.65% of average daily net assets. Effective July 1, 2004, the advisory fee annual rate was reduced from 0.65% to 0.62% of average daily net assets. The advisory fee is calculated daily and paid monthly.

Janus Services LLC, a wholly-owned subsidiary of Janus Capital, receives certain out-of-pocket expenses for transfer agent services.

Certain officers and trustees of the Portfolio may also be officers and/or directors of Janus Capital; however, such officers and trustees receive no compensation from the Portfolio.

Janus Distributors LLC, a wholly-owned subsidiary of Janus Capital, is a distributor of the Portfolio. Service Shares have adopted a Distribution and Shareholder Servicing Plan (the "Plan") pursuant to Rule 12b-1 under The 1940 Act. The Plan authorizes payments by the Portfolio in connection with the distribution of Service Shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of Service Share's average daily net assets.

The Portfolio's expenses may be reduced by voluntary brokerage credits from affiliated or unaffiliated brokers or expense offsets from an unaffiliated custodian. Such credits or offsets are included in Expense and Fee Offsets on the Statement of Operations. Brokerage commissions paid to the brokers reduce Transfer Agent Fees and Expenses. Custodian credits reduce Custodian Fees. The Portfolio could have employed the assets used by the broker and/or custodian to produce income if it had not entered into an expense offset arrangement.

DST Systems, Inc. ("DST"), an affiliate prior to June 16, 2004 of Janus Capital Group Inc. ("JCGI"), parent to the Portfolio's adviser, provides a shareholder accounting system to the Portfolio for a fee. As of December 1, 2003, following a share exchange transaction in which JCGI exchanged 32.3 million shares of its holdings of DST common stock for all of the stock of a wholly-owned subsidiary of DST, JCGI owned approximately 9% of the outstanding common shares of DST. As of June 16, 2004, JCGI sold its remaining shares of common stock of DST. As a result, JCGI does not own any shares of DST common stock. DST fees are included in Transfer Agent Fees and Expenses on the Statement of Operations. Brokerage commissions paid to DST Securities, Inc. serve to reduce Transfer Agent Fees and Expenses. Brokerage commissions paid, fees reduced and the net fees paid to DST for the six month period ended June 30, 2004 are noted below.

                                         DST Securities, Inc.     Portfolio Expense         DST Systems
Portfolio                                  Commissions Paid           Reduction                Costs
-------------------------------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio           --                      --                   $3,550
-------------------------------------------------------------------------------------------------------


                                           Janus Aspen Series  June 30, 2004  13

3. FEDERAL INCOME TAX

Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales, foreign currency transactions, net operating losses and capital loss carryovers.

The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers as of December 31, 2003 that may be available to offset future realized capital gains and thereby reduce future taxable gain distributions. These carryovers expire between December 31, 2007 and December 31, 2011.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as of June 30, 2004 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/(depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

                                   Accumulated     Federal Tax     Unrealized       Unrealized    Net Appreciation
 Portfolio                        Capital Losses       Cost       Appreciation    (Depreciation)   /(Depreciation)
------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth and Income     $(74,115,705)    $73,188,834    $13,106,652      $(2,617,642)     $10,489,010
  Portfolio
------------------------------------------------------------------------------------------------------------------

4. EXPENSES

Expenses are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

The Portfolio bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated pro rata to the Portfolio.

5. EXPENSE RATIOS

Listed below are the gross expense ratios for the Portfolio, absent the waiver of certain fees and offsets.

For the six month period ended
June 30, 2004 (unaudited)
and for each fiscal year ended
December 31                                      Institutional Shares                   |              Service Shares
Portfolio                             2004     2003     2002    2001     2000    1999   |    2004     2003     2002    2001    2000
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth and Income         0.78%    0.83%    0.76%   0.70%    0.78%   1.15%  |   1.03%    1.10%    1.01%    0.95%   1.11%
  Portfolio                                                                             |
------------------------------------------------------------------------------------------------------------------------------------


14  Janus Aspen Series   June 30, 2004

6. PORTFOLIO ACQUISITIONS

On March 21, 2003, the Portfolio (the "Acquiring Portfolio"), acquired all of the assets and liabilities of Berger IPT - Large Cap Growth Fund (the "Acquired Fund"), advised by Berger Financial LLC, in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to plan of reorganization approved by the Acquired Fund's board and shareholders.

The number and value of shares issued by the Acquiring Portfolio are presented on the Statement of Changes. Janus Capital incurred the costs associated with the reorganizations. Net assets and unrealized appreciation/depreciation as of the reorganization date immediately prior to and after the reorganization were as follows:

                                                                                                      Acquired         Net Assets
                                                            Acquiring Portfolio    Acquired Fund   Fund Unrealized       After
Acquiring Portfolio                  Acquired Fund              Net Assets          Net Assets          AP/DP        Reorganization
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth and Income        Berger IPT - Large
  Portfolio - Institutional Shares     Cap Growth Fund         $11,833,477          $11,201,564       $140,790        $23,035,041
------------------------------------------------------------------------------------------------------------------------------------

Acquiring Portfolio                  Acquired Fund                       Shares Acquired           Shares issued in Acquisition
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth and Income        Berger IPT - Large
  Portfolio - Institutional Shares     Cap Growth Fund                      965,194                            949,969
------------------------------------------------------------------------------------------------------------------------------------

7. CAPITAL SHARE TRANSACTIONS

                                                                                        Janus Aspen
For the six month period ended June 30, 2004 (unaudited)                             Growth and Income
and the fiscal year ended December 31, 2003                                              Portfolio
(all numbers in thousands)                                                             2004      2003
------------------------------------------------------------------------------------------------------
Transactions in Portfolio Shares - Institutional Shares
  Shares sold                                                                           150       517
  Shares issued in connection with acquisition*                                         N/A       950
  Reinvested dividends and distributions                                                  5        21
------------------------------------------------------------------------------------------------------
Total                                                                                   155     1,488
------------------------------------------------------------------------------------------------------
  Shares Repurchased                                                                   (287)   (4,370)
Net Increase/(Decrease) in Portfolio Shares                                            (132)   (2,882)
Shares Outstanding, Beginning of Period                                               1,900     4,782
------------------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                                     1,768     1,900
------------------------------------------------------------------------------------------------------
Transactions in Portfolio Shares - Service Shares
  Shares sold                                                                           103       565
  Reinvested dividends and distributions                                                  4        23
------------------------------------------------------------------------------------------------------
Total                                                                                   107       588
------------------------------------------------------------------------------------------------------
  Shares Repurchased                                                                   (620)   (1,583)
Net Increase/(Decrease) in Portfolio Shares                                            (513)     (995)
Shares Outstanding, Beginning of Period                                               4,375     5,370
------------------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                                     3,862     4,375
------------------------------------------------------------------------------------------------------

*     See Note 6 in Notes to Financial Statements.


                                           Janus Aspen Series  June 30, 2004  15

8. LEGAL MATTERS

In September 2003, the Securities and Exchange Commission ("SEC") and the Office of the New York State Attorney General ("NYAG") publicly announced that they were investigating trading practices in the mutual fund industry. The investigations were prompted by the NYAG's settlement with a hedge fund, Canary Capital, which allegedly engaged in irregular trading practices with certain mutual fund companies. While Janus Capital was not named as a defendant in the NYAG complaint against the hedge fund, Janus Capital was mentioned in the complaint as having allowed Canary Capital to "market time" certain Janus funds. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. The NYAG complaint alleged that this practice is in contradiction to policies stated in the prospectuses for certain Janus funds.

The investigations by the NYAG, the SEC, and certain other agencies, including the Colorado Division of Securities and the Colorado Attorney General ("COAG"), also sought to determine whether late trading occurred in mutual funds managed by Janus Capital. The term "late trading" generally refers to the practice of permitting or processing a fund purchase or redemption in a manner that improperly allows the current day's fund share price to be used for an order that was placed or improperly processed at a time following the deadline for obtaining that day's share price (normally, 4:00 p.m. (eastern time)). Because many mutual fund transactions are cleared and settled through financial intermediaries, Janus Capital cannot exclude the possibility that one or more intermediaries may have submitted improper or unauthorized late trade transactions to Janus Capital in violation of Janus Capital's agreements with those intermediaries.

Other documentation and information sought by various regulatory agencies, including the National Association of Securities Dealers, the West Virginia Attorney General, the Florida Department of Financial Services, the NYAG, the SEC, the COAG, the Colorado Division of Securities and one or more U.S. Attorney offices, relate to a variety of matters, including but not limited to: disclosure of portfolio holdings, trading by executives in fund shares, certain revenue sharing arrangements, information related to cash and non-cash compensation paid to brokers, trading by Janus Capital investment personnel in portfolio securities owned by certain Janus funds, information provided to the Trustees of certain Janus funds in connection with the review and approval of management contracts related to such Janus funds, information related to certain types of distribution and sales arrangements with brokers and other distributors of mutual fund products, and other topics related to the foregoing. The Janus funds, Janus Capital Group Inc. and its subsidiaries have either complied with or intend to comply with these subpoenas and other document and information requests.

On April 27, 2004, Janus Capital announced agreements in principle with the NYAG, the COAG and the Colorado Division of Securities setting forth financial agreements and certain corporate governance and compliance initiatives that will be required by such regulators. Janus Capital also announced an agreement in principle with respect to monetary terms with the SEC, subject to the approval of the SEC Commissioners. Pursuant to such agreements, Janus Capital has agreed to pay $50 million in restoration to compensate investors for any adverse effects of frequent trading and $50 million in civil penalties. Janus Capital also agreed to reduce its management fees in the amount of $25 million a year for five years. Specific fee reductions, effective July 1, 2004, were determined on a fund-by-fund basis and were calculated using assets under management as of May 31, 2004. Therefore, the total reduction in revenue over a five-year period could be greater than or less than $125 million, depending on whether assets under management in the affected funds increase or decrease. Janus also agreed to make $1.2 million in other settlement-related payments required by the State of Colorado.

Subsequent to the initiation of the regulatory investigations, a number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals on behalf of Janus fund shareholders and shareholders of Janus Capital Group Inc. The factual allegations made in these actions are generally based on the NYAG complaint against Canary Capital and in general allege that Janus Capital allowed certain hedge funds and other investors to engage in "market timing" trades in certain Janus funds. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the federal securities laws; (ii) breach of fiduciary duties, as established by state common law or federal law, to the funds and/or individual investors; (iii) breach of contract; (iv) unjust enrichment; and (v) violations of Section 1962 of the Racketeering Influenced and Corrupt Organizations Act.

The "market timing" lawsuits include actions purportedly on behalf of a class of Janus fund investors, cases allegedly brought on behalf of the funds themselves, a case asserting claims both on behalf of an investor class and derivatively on behalf of the funds, cases brought on behalf of shareholders of Janus Capital Group Inc. on a derivative basis against the Board of Directors of Janus Capital Group Inc., purported ERISA actions against the managers of the Janus 401(k) plan, and a non-class "representative action" purportedly brought on behalf of the general public. The complaints also name


16  Janus Aspen Series  June 30, 2004
various defendants. One or more Janus entities (Janus Capital Group Inc., Janus Capital Management LLC or Janus Capital Corporation) are named in every action. In addition, actions have been brought against Janus Investment Fund and/or one or more of the individual Janus funds, the Janus fund Trustees, officers of the Janus funds, officers of Janus Capital, officers of Janus Capital Group Inc., and directors of Janus Capital Group Inc.

The "market timing" lawsuits were filed in a number of state and federal jurisdictions. The Judicial Panel on Multidistrict Litigation has finally or conditionally transferred all but one of these actions to the United States District Court for the District of Maryland for coordinated proceedings. One action (alleging failure to adequately implement fair value pricing) has been remanded to state court in Madison County, Illinois and is not subject to the federal transfer procedures.

In addition to the "market timing" actions described above, civil lawsuits have been filed against Janus Capital challenging the investment advisory fees charged by Janus Capital to certain funds managed by Janus Capital.

Additional lawsuits may be filed against certain of the Janus funds, Janus Capital and related parties in the future. Janus Capital does not currently believe that any of the pending actions will materially affect its ability to continue to provide to the Funds the services it has agreed to provide.

9. SUBSEQUENT EVENT

On July 29, 2004, Janus Capital Group Inc. announced that a client of Janus Capital Management LLC ("Janus Capital") intends to redeem funds totaling approximately $4.7 billion by year end, subject to the approval by the client's board of directors. The majority of the assets to be redeemed are in the Institutional Share class of certain Portfolios within Janus Aspen Series. Janus Capital is working with the client to transfer the redeeming assets "in kind" to assist the affected Portfolios' managers in limiting the disruption to the Portfolios and minimizing potential transaction costs. The redemption is anticipated to occur by the end of the Portfolios' 2004 fiscal period. To the extent necessary, Janus Capital intends to voluntarily waive certain fees imposed on the Portfolios to limit the economic impact such redemptions might otherwise have on remaining shareholders of the affected Portfolios.


                                           Janus Aspen Series  June 30, 2004  17

Explanations of Charts, Tables and Financial Statements (unaudited)

1. PERFORMANCE OVERVIEWS

The performance overview graph compares the performance of a hypothetical $10,000 investment in the Portfolio (from inception) with one widely used market index through June 30, 2004.

Average annual total returns are quoted for each class of the Portfolio. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.

When comparing the performance of the Portfolio with an index, keep in mind that market indices do not include brokerage commissions that would be incurred if you purchased the individual securities in the index. They also do not include taxes payable on dividends and interest or operating expenses incurred if you maintained a portfolio invested in the index.

2. SCHEDULE OF INVESTMENTS

Following the performance overview section is the Portfolio's Schedule of Investments. This schedule reports the industry concentrations and types of securities held in the Portfolio on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The market value of each security is quoted as of the last day of the reporting period. The values of securities denominated in foreign currencies are converted into U.S. dollars.

A summary of investments by country is provided if the Portfolio invested in foreign securities as of the reporting period. This summary reports the Portfolio's exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country in which the company is incorporated.

2A. FORWARD CURRENCY CONTRACTS

A table listing forward currency contracts follows the Portfolio's Schedule of Investments (if applicable). Forward currency contracts are agreements to deliver or receive a preset amount of currency at a future date. Forward currency contracts are used to hedge against foreign currency risk in the Portfolio's long-term holdings.

The table provides the name of the foreign currency, the settlement date of the contract, the amount of the contract, the value of the currency in U.S. dollars and the amount of unrealized gain or loss. The amount of unrealized gain or loss reflects the change in currency exchange rates from the time the contract was opened to the last day of the reporting period.

2B. FUTURES

A table listing futures contracts follows the Portfolio's Schedule of Investments (if applicable). Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. Futures are used to hedge against adverse movements in securities prices, currency risk or interest rates.

The table provides the name of the contract, number of contracts held, the expiration date, the principal amount, value and the amount of unrealized gain or loss. The amount of unrealized gain or loss reflects the marked to market amount for the last day of the reporting period.

3. STATEMENT OF ASSETS AND LIABILITIES

This statement is often referred to as the "balance sheet." It lists the assets and liabilities of the Portfolio on the last day of the reporting period.

The Portfolio's assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on stocks owned and the receivable for Portfolio shares sold to investors but not yet settled. The Portfolio's liabilities include payables for securities purchased but not yet settled, Portfolio shares redeemed but not yet paid and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section titled "Net Assets Consist of" breaks down the components of the Portfolio's net assets. Because the Portfolio must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last line of this statement reports the Portfolio's net asset value ("NAV") per share on the last day of the reporting period for each class of the Portfolio. The NAV is calculated by dividing the Portfolio's net assets (assets minus liabilities) by the number of shares outstanding.


18  Janus Aspen Series  June 30, 2004

4. STATEMENT OF OPERATIONS

This statement details the Portfolio's income, expenses, gains and losses on securities and currency transactions, and appreciation or depreciation of current Portfolio holdings.

The first section in this statement, titled "Investment Income," reports the dividends earned from stocks and interest earned from interest-bearing securities in the Portfolio.

The next section reports the expenses and expense offsets incurred by the Portfolio, including the advisory fee paid to the investment adviser and transfer agent fees.

The last section lists the increase or decrease in the value of securities held in the Portfolio. The Portfolio realizes a gain (or loss) when it sells its position in a particular security. An unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Portfolio during the reporting period. "Net Realized and Unrealized Gain/ (Loss) on Investments" is affected both by changes in the market value of Portfolio holdings and by gains (or losses) realized during the reporting period.

5. STATEMENT OF CHANGES IN NET ASSETS

This statement reports the increase or decrease in the Portfolio's net assets during the reporting period. Changes in the Portfolio's net assets are attributable to investment operations, dividends, distributions and capital share transactions. This is important to investors because it shows exactly what caused the Portfolio's net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Portfolio's investment performance. The Portfolio's net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends in cash, money is taken out of the Portfolio to pay the distribution. If investors reinvest their dividends, the Portfolio's net assets will not be affected. If you compare the Portfolio's "Net Decrease from Dividends and Distributions" to the "Reinvested dividends and distributions," you will notice that dividend distributions had little effect on the Portfolio's net assets. This is because the majority of Janus investors reinvest their distributions.

The reinvestment of dividends is included under "Capital Share Transactions." "Capital Shares" refers to the money investors contribute to the Portfolio through purchases or withdrawals via redemptions. The Portfolio's net assets will increase and decrease in value as investors purchase and redeem shares from the Portfolio.

6. FINANCIAL HIGHLIGHTS

This schedule provides a per-share breakdown of the components that affect the Portfolio's NAV for current and past reporting periods for each class of the Portfolio. Not only does this table provide you with total return, it also reports total distributions, asset size, expense ratios and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income per share, which comprises dividends and interest income earned on securities held by the Portfolio. Following is the total of gains, realized and unrealized. Dividends and distributions are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the average annual total return reported the last day of the period.

Also included are the expense ratios, or the percentage of net assets that was used to cover operating expenses during the period. Expense ratios vary for a number of reasons, including the differences in management fees, the frequency of dividend payments and the extent of foreign investments, which entail greater transaction costs.

The Portfolio's expenses may be reduced through expense-reduction arrangements. These arrangements may include the use of brokerage commissions, uninvested cash balances earning interest or balance credits. The Statement of Operations reflects total expenses before any such offset, the amount of offset and the net expenses. The expense ratios listed in the Financial Highlights reflect total expenses prior to any expense offset (gross expense ratio) and after the expense offsets (net expense ratio). Both expense ratios reflect expenses after waivers (reimbursements), if applicable.

The ratio of net investment income/(loss) summarizes the income earned less expenses divided by the average net assets of the Portfolio during the reporting period. Don't confuse this ratio with the Portfolio's yield. The net investment income ratio is not a true measure of the Portfolio's yield because it doesn't take into account the dividends distributed to the Portfolio's investors.

The next ratio is the portfolio turnover rate, which measures the buying and selling activity in a Portfolio. Portfolio turnover is affected by market conditions, changes in the size of a Portfolio, the nature of the Portfolio's investments and the investment style of the portfolio manager. A 100% rate implies that an amount equal to the value of the entire portfolio is turned over in a year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the portfolio is traded every six months.


                                           Janus Aspen Series  June 30, 2004  19

Notes



















20  Janus Aspen Series  June 30, 2004

Notes





















                                           Janus Aspen Series  June 30, 2004  21

Janus provides access to a wide range of investment disciplines.
--------------------------------------------------------------------------------

Growth & Core

Janus growth portfolios focus on companies believed to be the leaders in their respective industries, with solid management teams, expanding market share, margins and efficiencies. Janus core portfolios seek investments in more stable and predictable companies. These portfolios look for a strategic combination of steady growth and for certain portfolios, some degree of income.

International & Global

Janus international and global portfolios seek to leverage Janus' research capabilities by taking advantage of inefficiencies in foreign markets, where accurate information and analytical insight are often at a premium.

Value

Janus value portfolios invest in companies they believe are poised for a turnaround or are trading at a significant discount to fair value. The goal is to gain unique insight into a company's true value and identify and evaluate potential catalysts that may unlock shareholder value.

Risk-Managed

Janus risk-managed portfolios seek to outperform their respective indices while maintaining a risk profile equal to or lower than the index itself. Managed by INTECH, these portfolios use a mathematical process in an attempt to build a more "efficient" portfolio than the index.

Fixed Income

Janus income portfolios attempt to provide less risk relative to equities while seeking to deliver a competitive total return through high current income and appreciation.


For more information, contact your investment professional or go to www.janus.com.

        [LOGO] JANUS CAPITAL  |  151 Detroit Street
                       Group  |  Denver, CO 80206
                              |  1-800-525-1068


This material must be preceded or accompanied by a prospectus.
Portfolio distributed by Janus Distributors LLC (7/04)

C-0704-186                                                      109-24-712 07-04

                                                          ----------------------
                                                          2004 Semiannual Report
                                                          ----------------------

Janus Aspen Series
--------------------------------------------------------------------------------
      Janus Aspen International Growth Portfolio


                                                            [LOGO] JANUS CAPITAL
                                                                           Group

Table of Contents

Schedule of Investments ...................................................    3
Statement of Assets and Liabilities .......................................    5
Statement of Operations ...................................................    6
Statement of Changes in Net Assets ........................................    7
Financial Highlights ......................................................    8
Notes to Schedule of Investments ..........................................   10
Notes to Financial Statements .............................................   11
Explanations of Charts, Tables and Financial Statements ...................   18

Janus Aspen International Growth Portfolio
(unaudited)                                       Portfolio Manager - Brent Lynn

Performance
================================================================================
Average Annual Total Return - for the periods ended June 30, 2004
--------------------------------------------------------------------------------

[MOUNTAIN CHART OMITTED]

Initial investment of $10,000

                          Janus Aspen International     Morgan Stanley Capital
                              Growth Portfolio -             International
                             Institutional Shares            EAFE(R) Index
  5/2/1994*                         $10,000                    $10,000
 5/31/1994                          $ 9,870                    $ 9,943
 6/30/1994                          $ 9,640                    $10,083
 7/31/1994                          $ 9,710                    $10,180
 8/31/1994                          $ 9,920                    $10,421
 9/30/1994                          $ 9,870                    $10,093
10/31/1994                          $10,150                    $10,429
11/30/1994                          $ 9,820                    $ 9,928
12/31/1994                          $ 9,720                    $ 9,990
 1/31/1995                          $ 9,340                    $ 9,606
 2/28/1995                          $ 9,280                    $ 9,579
 3/31/1995                          $ 9,350                    $10,176
 4/30/1995                          $ 9,740                    $10,559
 5/31/1995                          $ 9,910                    $10,433
 6/30/1995                          $10,310                    $10,250
 7/31/1995                          $11,010                    $10,888
 8/31/1995                          $11,240                    $10,473
 9/30/1995                          $11,340                    $10,677
10/31/1995                          $11,120                    $10,390
11/30/1995                          $11,290                    $10,679
12/31/1995                          $11,970                    $11,110
 1/31/1996                          $12,311                    $11,155
 2/29/1996                          $12,681                    $11,193
 3/31/1996                          $13,122                    $11,431
 4/30/1996                          $13,623                    $11,763
 5/31/1996                          $14,144                    $11,546
 6/30/1996                          $14,539                    $11,611
 7/31/1996                          $14,161                    $11,272
 8/31/1996                          $14,907                    $11,297
 9/30/1996                          $15,040                    $11,597
10/31/1996                          $15,317                    $11,478
11/30/1996                          $16,012                    $11,935
12/31/1996                          $16,125                    $11,781
 1/31/1997                          $16,577                    $11,369
 2/28/1997                          $17,007                    $11,555
 3/31/1997                          $17,254                    $11,597
 4/30/1997                          $17,233                    $11,658
 5/31/1997                          $18,105                    $12,417
 6/30/1997                          $19,078                    $13,102
 7/31/1997                          $19,874                    $13,314
 8/31/1997                          $18,665                    $12,319
 9/30/1997                          $20,049                    $13,010
10/31/1997                          $18,923                    $12,010
11/30/1997                          $18,820                    $11,887
12/31/1997                          $19,109                    $11,991
 1/31/1998                          $19,296                    $12,539
 2/28/1998                          $20,681                    $13,344
 3/31/1998                          $21,798                    $13,755
 4/30/1998                          $22,284                    $13,864
 5/31/1998                          $23,028                    $13,796
 6/30/1998                          $23,355                    $13,901
 7/31/1998                          $23,871                    $14,042
 8/31/1998                          $20,556                    $12,302
 9/30/1998                          $19,208                    $11,925
10/31/1998                          $20,092                    $13,168
11/30/1998                          $21,313                    $13,843
12/31/1998                          $22,403                    $14,389
 1/31/1999                          $23,330                    $14,346
 2/28/1999                          $22,656                    $14,004
 3/31/1999                          $23,214                    $14,589
 4/30/1999                          $23,772                    $15,180
 5/31/1999                          $23,477                    $14,398
 6/30/1999                          $24,657                    $14,959
 7/31/1999                          $25,174                    $15,404
 8/31/1999                          $25,258                    $15,460
 9/30/1999                          $25,765                    $15,616
10/31/1999                          $27,898                    $16,201
11/30/1999                          $33,791                    $16,764
12/31/1999                          $40,834                    $18,268
 1/31/2000                          $40,390                    $17,108
 2/29/2000                          $48,796                    $17,568
 3/31/2000                          $46,789                    $18,249
 4/30/2000                          $42,640                    $17,289
 5/31/2000                          $39,926                    $16,867
 6/30/2000                          $42,018                    $17,526
 7/31/2000                          $40,912                    $16,791
 8/31/2000                          $42,573                    $16,937
 9/30/2000                          $39,395                    $16,112
10/31/2000                          $37,812                    $15,732
11/30/2000                          $34,025                    $15,142
12/31/2000                          $34,324                    $15,680
 1/31/2001                          $35,591                    $15,672
 2/28/2001                          $31,558                    $14,497
03/31/2001                          $28,592                    $13,531
 4/30/2001                          $31,081                    $14,471
 5/31/2001                          $30,470                    $13,960
06/30/2001                          $29,027                    $13,389
 7/31/2001                          $27,552                    $13,146
 8/31/2001                          $25,785                    $12,813
 9/30/2001                          $23,112                    $11,515
10/31/2001                          $23,985                    $11,810
11/30/2001                          $25,382                    $12,245
12/31/2001                          $26,349                    $12,318
01/31/2002                          $24,890                    $11,663
02/28/2002                          $24,789                    $11,745
03/31/2002                          $26,024                    $12,438
04/30/2002                          $25,070                    $12,463
05/31/2002                          $24,688                    $12,620
06/30/2002                          $23,180                    $12,118
07/31/2002                          $20,856                    $10,922
 8/31/2002                          $20,879                    $10,897
 9/30/2002                          $18,815                    $ 9,727
10/31/2002                          $19,570                    $10,250
11/30/2002                          $20,439                    $10,715
12/31/2002                          $19,608                    $10,354
 1/31/2003                          $18,577                    $ 9,922
 2/28/2003                          $18,033                    $ 9,694
03/31/2003                          $17,659                    $ 9,504
 4/30/2003                          $19,234                    $10,435
 5/31/2003                          $20,651                    $11,068
06/30/2003                          $20,885                    $11,335
07/31/2003                          $21,503                    $11,610
 8/31/2003                          $22,670                    $11,890
09/30/2003                          $23,025                    $12,256
10/31/2003                          $24,775                    $13,020
11/30/2003                          $24,775                    $13,310
12/31/2003                          $26,454                    $14,350
 1/31/2004                          $27,246                    $14,553
 2/29/2004                          $28,118                    $14,889
 3/31/2004                          $29,322                    $14,972
 4/30/2004                          $27,326                    $14,634
 5/31/2004                          $26,271                    $14,665
 6/30/2004                          $26,287                    $15,005

                                       Fiscal           One          Five         Ten             Since
                                    Year-to-Date        Year         Year         Year          Inception*
-----------------------------------------------------------------------------------------------------------
Janus Aspen International Growth
Portfolio - Institutional
Shares                                 (0.59)%         25.87%        1.29%       10.55%           9.98%
-----------------------------------------------------------------------------------------------------------
Janus Aspen International Growth
Portfolio - Service Shares             (0.73)%         25.54%        0.77%       10.51%           9.98%
-----------------------------------------------------------------------------------------------------------
Janus Aspen International Growth
Portfolio - Service II Shares          (0.68)%         25.66%        0.86%       10.55%           9.98%
-----------------------------------------------------------------------------------------------------------
Morgan Stanley Capital
International EAFE(R) Index             4.56%          32.37%        0.06%        4.06%           4.07%
-----------------------------------------------------------------------------------------------------------

================================================================================

Data presented represents past performance, which is no guarantee of future results. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, current performance may be higher or lower than the performance shown. Call 1-800-525-1068 or visit www.janus.com for current month end performance.

See Notes to Schedule of Investments for index definitions.

Total return includes reinvestment of net dividends, distributions and capital gains. Net dividends reinvested are the dividends that remain to be reinvested after foreign tax obligations have been met. Such obligations vary from country to country. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Returns shown for Service and Service II Shares for periods prior to December 31, 1999 and December 31, 2001, respectively, are derived from the historical performance of Institutional Shares, adjusted to reflect the higher operating expenses of Service and Service II Shares.

These returns do not reflect the charges and expenses of any particular insurance product or qualified plan.

*     The Portfolio's inception date - May 2, 1994


Portfolio Strategy
--------------------------------------------------------------------------------
To seek long-term growth of capital by normally investing 80% of net assets in securities of issuers from at least five different countries, excluding the United States.

Portfolio Asset Mix - (% of Net Assets)
--------------------------------------------------------------------------------
[PIE CHART OMITTED]

Common Stock - Domestic - 1.4%
Cash and Cash Equivalents - 3.4%
Common Stock - Foreign - 95.2%

                                                          Number of Stocks: 88
                                                          Top 10 Equities: 27.9%


                                            Janus Aspen Series  June 30, 2004  1

Janus Aspen International Growth Portfolio
(unaudited)

Top 10 Equity Holdings - (% of Net Assets)
--------------------------------------------------------------------------------
                                       June 30, 2004           December 31, 2003
Reliance Industries, Ltd.                   4.5%                     5.5%
Companhia Vale do Rio
 Doce (ADR)                                 3.8%                     3.8%
Samsung Electronics
 Company, Ltd.                              3.7%                     3.0%
Grupo Televisa S.A. (ADR)                   2.8%                     2.2%
Aracruz Celulose S.A. (ADR)                 2.5%                     1.2%
Infineon Technologies A.G.                  2.3%                     1.0%
Companhia Siderurgica
 Nacional S.A. (ADR)                        2.3%                     1.6%
Lukoil (ADR)                                2.0%                     1.1%
DBS Group Holdings, Ltd.                    2.0%                     2.0%
Canadian Natural
 Resources, Ltd.                            2.0%                     1.9%

Top Industries - Portfolio vs. Index (% of Net Assets)
--------------------------------------------------------------------------------

[BAR CHART OMITTED]

                                       Janus Aspen        Morgan Stanley Capital
                                   International Growth    International EAFE(R)
                                        Portfolio                  Index
Commercial Banks                          10.9%                    17.2%
Electric Products - Miscellaneous          6.2%                     0.9%
Petrochemicals                             5.5%                     0.0%
Oil Companies - Integrated                 5.0%                     7.6%
Medical - Drugs                            4.9%                     7.6%

Top Countries - (% of Net Assets)
--------------------------------------------------------------------------------

[BAR CHART OMITTED]

Japan                                     21.3%
India                                     10.6%
Brazil                                     8.6%
South Korea                                8.1%
United Kingdom                             7.6%

--------------------------------------------------------------------------------
See "Explanations of Charts, Tables and Financial Statements."

Foreign investing involves special risks such as currency fluctuations and political uncertainty.

This Portfolio has been significantly impacted, either positively or negatively, by investing in initial public offerings (IPOs).

This Portfolio may have significant exposure to emerging markets which may lead to greater price volatility.

The Portfolio may differ significantly from the securities held in the index. The index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio.

For Service II Shares, a redemption fee may be imposed on shares held for 60 days or less.


2  Janus Aspen Series  June 30, 2004

Schedule of Investments (unaudited)

Shares or Principal Amount                                          Market Value
================================================================================
Common Stock - 96.6%
Advertising Services - 1.3%
           5,174  Dentsu, Inc ....................................$   13,324,419
Apparel Manufacturers - 2.8%
       1,244,705  Burberry Group PLC .............................     9,226,596
          96,822  Hermes International ...........................    19,330,700
                                                                      28,557,296
Audio and Video Products - 1.1%
         592,559  Thomson ........................................    11,686,368
Automotive - Cars and Light Trucks - 1.4%
         998,419  Maruti Udyog, Ltd ..............................     8,742,003
         683,917  Tata Motors, Ltd ...............................     5,655,796
                                                                      14,397,799
Automotive - Truck Parts and Equipment - Original - 0%
           3,510  TI Automotive, Ltd.*,**,@ ......................             0
Broadcast Services and Programming - 2.8%
         645,156  Grupo Televisa S.A. (ADR) ......................    29,206,212
Building - Residential and Commercial - 0.4%
       9,823,200  Land and Houses Public Company, Ltd ............     2,150,364
       8,574,600  Land and Houses Public
                  Company, Ltd. (NVDR) ...........................     1,877,037
                                                                       4,027,401
Building and Construction Products - Miscellaneous - 1.5%
         268,332  Imerys S.A .....................................    15,637,702
Cable Television - 0.5%
         141,955 Liberty Media International, Inc. - Class A* ... 5,266,531 Cellular Telecommunications - 0.6%
         376,760  KT Freetel .....................................     6,537,463
Chemicals - Plastics - 0.3%
       1,982,200  Formosa Plastics Corp ..........................     2,798,885
Commercial Banks - 10.9%
         738,581  Anglo Irish Bank Corporation PLC ...............    11,546,921
       3,964,700  Bangkok Bank Public Company, Ltd.* .............     9,115,367
       2,460,000  DBS Group Holdings, Ltd ........................    20,566,054
          42,005  Julius Baer Holding, Ltd .......................    11,655,012
         431,800  Kookmin Bank ...................................    13,415,508
           1,518  Mitsubishi Tokyo Financial Group, Inc ..........    14,051,047
           3,578  Mizuho Financial Group, Inc ....................    16,231,591
           2,392  Sumitomo Mitsui Financial Group, Inc ...........    16,397,526
                                                                     112,979,026
Computer Services - 1.1%
         367,027  TietoEnator Oyj ................................    11,141,240
Computers - Peripheral Equipment - 0.5%
         115,526  Logitech International S.A.* ...................     5,257,890
Diversified Financial Services - 0.5%
       5,581,000  Fubon Financial Holding Company, Ltd ...........     4,860,978
Diversified Minerals - 3.8%
         822,630  Companhia Vale do Rio Doce (ADR)*,# ............    39,116,057
Diversified Operations - Commercial Services - 0.5%
         982,038  Rank Group, PLC ................................     5,342,775
Electric - Integrated - 0.8%
           9,174  Reliance Energy, Ltd ...........................       113,041
         230,311  Reliance Energy, Ltd. (GDR)* ...................     8,406,352
                                                                       8,519,393
Electric Products - Miscellaneous - 6.2%
         309,700  LG Electronics, Inc ............................    14,687,633
          91,570  Samsung Electronics Company, Ltd ...............    37,800,856
       3,075,000  Toshiba Corp ...................................    12,371,580
                                                                      64,860,069
Electronic Components - Semiconductors - 4.9%
       6,230,488  ARM Holdings PLC ...............................    13,558,781
      15,796,000  Chartered Semiconductor Manufacturing, Ltd.* ...    12,838,921
       1,809,717  Infineon Technologies A.G.* ....................    24,373,799
                                                                      50,771,501
Electronic Measuring Instruments - 0.5%
          70,100  Advantest Corp .................................     4,696,247
Enterprise Software/Services - 1.0%
          95,000  Nomura Research Institute, Ltd .................    10,125,556
Finance - Consumer Loans - 0.3%
          54,000  Promise Company, Ltd ...........................     3,602,804
Finance - Investment Bankers/Brokers - 2.0%
       1,525,000  Nikko Cordial Corp .............................     7,393,346
         911,000  Nomura Holdings, Inc ...........................    13,483,619
                                                                      20,876,965
Finance - Mortgage Loan Banker - 1.3%
       1,241,678  Housing Development Finance
                  Corporation, Ltd ...............................    13,967,021
Gambling - Non Hotel - 1.4%
         753,790  OPAP S.A .......................................    14,233,347
Hotels and Motels - 0.4%
         166,770  Fairmont Hotels & Resorts, Inc .................     4,484,101
Human Resources - 0.2%
             768  Goodwill Group, Inc.# ..........................     1,998,919
Internet Connectivity Services - 0.6%
         236,765  NDS Group PLC (ADR)* ...........................     5,971,213
Internet Security - 1.5%
         579,587  Check Point Software Technologies, Ltd.
                  (New York Shares)*,# ...........................    15,643,053
Machinery - Construction and Mining - 0.8%
       1,455,000  Komatsu, Ltd ...................................     8,814,141
Machinery - Electrical - 0.5%
          77,065  Schneider Electric S.A .........................     5,259,991
Medical - Biomedical and Genetic - 0.2%
         214,134  Cambridge Antibody Technology Group PLC* .......     1,999,909
Medical - Drugs - 4.9%
         194,509  Altana A.G .....................................    11,714,124
         360,800  Chugai Pharmaceutical Company, Ltd .............     5,660,905
         100,661  Roche Holding A.G ..............................     9,966,436
         317,863  Sanofi-Synthelabo S.A ..........................    20,148,496
          86,100  Takeda Chemical Industries, Ltd ................     3,779,673
                                                                      51,269,634
Metal - Aluminum - 0.3%
       1,027,800  National Aluminum Company, Ltd .................     3,003,479
Metal - Diversified - 1.3%
         244,383  MMC Norilsk Nickel (ADR)# ......................    13,392,188
Miscellaneous Manufacturing - 1.1%
       5,033,746  FKI PLC ........................................    11,205,471
Office Automation and Equipment - 1.6%
         322,000  Canon, Inc .....................................    16,968,336

See Notes to Schedule of Investments and Financial Statements.


                                            Janus Aspen Series  June 30, 2004  3

Janus Aspen International Growth Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                          Market Value
================================================================================
Oil Companies - Exploration and Production - 3.4%
         678,054  Canadian Natural Resources, Ltd ................$   20,254,383
         156,844  EnCana Corp ....................................     6,740,519
         174,074  Niko Resources, Ltd ............................     5,011,565
         253,039  Oil and Natural Gas Corporation, Ltd ...........     3,463,291
                                                                      35,469,758
Oil Companies - Integrated - 5.0%
         747,336  Husky Energy, Inc ..............................    14,297,347
         203,070  Lukoil (ADR) ...................................    21,220,815
         441,392  Suncor Energy, Inc .............................    11,196,526
         164,546  Yukos (ADR)# ...................................     5,232,563
                                                                      51,947,251
Paper and Related Products - 2.5%
         797,415  Aracruz Celulose S.A. (ADR) ....................    26,043,574
Petrochemicals - 5.5%
         723,611  Indian Petrochemicals Corp .....................     2,309,732
         406,190  LG Petrochemical Company, Ltd ..................     8,137,861
       5,028,016  Reliance Industries, Ltd .......................    46,982,831
                                                                      57,430,424
Property and Casualty Insurance - 1.6%
           1,121  Millea Holdings, Inc ...........................    16,643,175
Real Estate Management/Services - 1.4%
       1,154,000  Mitsubishi Estate Company, Ltd .................    14,319,901
Real Estate Operating/Development - 3.8%
       8,686,000  Hang Lung Properties, Ltd ......................    11,191,864
         960,000  Sumitomo Realty & Development
                  Company, Ltd ...................................    11,894,973
       1,945,000  Sun Hung Kai Properties, Ltd ...................    15,959,384
                                                                      39,046,221
Retail - Automobile - 0.6%
          66,720  USS Company, Ltd ...............................     5,741,656
Retail - Convenience Stores - 0.5%
         181,410  Alimentation Couche-Tard, Inc. - Class B* ......     3,162,075
       1,631,400  C.P. 7-Eleven Public Company, Ltd.**,@ .........     2,453,983
                                                                       5,616,058
Retail - Miscellaneous/Diversified - 1.2%
         281,000  Ito-Yokado Company, Ltd ........................    12,026,486
Semiconductor Equipment - 0.4%
          78,300  Tokyo Electron, Ltd ............................     4,391,660
Soap and Cleaning Preparations - 1.1%
       3,958,720  Hindustan Lever, Ltd ...........................    10,961,285
Steel - Producers - 0.6%
         948,846  Tata Iron and Steel Company, Ltd ...............     6,208,002
Steel - Specialty - 2.3%
       1,994,000  Companhia Siderurgica Nacional S.A. (ADR)# .....    24,247,040
Telecommunication Equipment - 0.8%
         442,205  Comverse Technology, Inc.* .....................     8,817,568
Telecommunication Services - 1.6%
         716,580  Amdocs, Ltd. (New York Shares)* ................    16,789,469
Television - 1.5%
       1,340,617  British Sky Broadcasting Group PLC .............    15,122,111
Tobacco - 0.7%
             948  Japan Tobacco, Inc .............................     7,367,493
Wireless Equipment - 0.3%
         113,480  You Eal Electronics Company, Ltd ...............     3,186,868
--------------------------------------------------------------------------------
Total Common Stock (cost $816,316,766) ........................... 1,003,177,380
--------------------------------------------------------------------------------
Other Securities - 1.3%
                  State Street Navigator Securities Lending
     $13,703,038   Prime Portfolio+ (cost $13,703,038) ...........    13,703,038
--------------------------------------------------------------------------------
Short-Term U.S. Government Agencies - 2.0%
                  Fannie Mae
      20,900,000   1.25%, 7/1/04 (amortized cost $20,900,000) ....    20,900,000
--------------------------------------------------------------------------------
Total Investments (total cost $850,919,804) - 99.9% .............. 1,037,780,418
--------------------------------------------------------------------------------
Cash, Receivables and Other Assets, net of Liabilities - 0.1% ....       413,214
--------------------------------------------------------------------------------
Net Assets - 100% ................................................$1,038,193,632
--------------------------------------------------------------------------------

Summary of Investments by Country, June 30, 2004

Country                            Market Value       % of Investment Securities
--------------------------------------------------------------------------------
Brazil                           $   89,406,671                             8.6%
Canada                               65,146,516                             6.3%
Finland                              11,141,240                             1.1%
France                               72,063,257                             6.9%
Germany                              36,087,923                             3.5%
Greece                               14,233,347                             1.4%
Hong Kong                            27,151,248                             2.6%
India                               109,812,833                            10.6%
Ireland                              11,546,921                             1.1%
Israel                               15,643,053                             1.5%
Japan                               221,285,053                            21.3%
Mexico                               29,206,212                             2.8%
Russia                               39,845,566                             3.8%
Singapore                            33,404,975                             3.2%
South Korea                          83,766,189                             8.1%
Switzerland                          26,879,338                             2.6%
Taiwan                                7,659,863                             0.8%
Thailand                             15,596,751                             1.5%
United Kingdom                       79,216,325                             7.6%
United States++                      48,687,137                             4.7%
--------------------------------------------------------------------------------
Total                            $1,037,780,418                           100.0%

++Includes Short-Term Securities (1.4% excluding Short-Term Securities)

See Notes to Schedule of Investments and Financial Statements.


4  Janus Aspen Series  June 30, 2004

Statement of Assets and Liabilities

                                                                       Janus Aspen
                                                                      International
As of June 30, 2004 (unaudited)                                          Growth
(all numbers in thousands except net asset value per share)             Portfolio
-------------------------------------------------------------------------------------
Assets:
  Investments at cost(1)                                               $   850,920
  Investments at value(1)                                              $ 1,037,780
    Cash                                                                     1,189
    Receivables:
       Investments sold                                                     10,221
       Portfolio shares sold                                                   729
       Dividends                                                             3,827
       Interest                                                                 16
    Other assets                                                                 1
-------------------------------------------------------------------------------------
Total Assets                                                             1,053,763
-------------------------------------------------------------------------------------
Liabilities:
    Payables:
       Securities loaned (Note 1)                                           13,703
       Portfolio shares repurchased                                            527
       Advisory fees                                                           551
       Transfer agent fees and expenses                                          1
       Distribution fees - Service Shares                                       89
       Distribution fees - Service II Shares                                    13
       Foreign tax liability                                                   512
    Accrued expenses                                                           173
-------------------------------------------------------------------------------------
Total Liabilities                                                           15,569
 Net Assets                                                            $ 1,038,194
-------------------------------------------------------------------------------------
Net Assets Consist of:
  Capital (par value and paid-in surplus)*                             $ 1,529,316
  Undistributed net investment income/(loss)*                                2,060
  Undistributed net realized gain/(loss) from investments
   and foreign currency transactions*                                     (679,474)
  Unrealized appreciation/(depreciation) of investments
   and foreign currency translations                                       186,292(2)
-------------------------------------------------------------------------------------
Total Net Assets                                                       $ 1,038,194
-------------------------------------------------------------------------------------
Net Assets - Institutional Shares                                      $   535,562
  Shares Outstanding, $0.001 Par Value (unlimited shares authorized)        23,514
-------------------------------------------------------------------------------------
  Net Asset Value Per Share                                            $     22.78
-------------------------------------------------------------------------------------
Net Assets - Service Shares                                            $   438,588
  Shares Outstanding, $0.001 Par Value (unlimited shares authorized)        19,397
-------------------------------------------------------------------------------------
  Net Asset Value Per Share                                            $     22.61
-------------------------------------------------------------------------------------
Net Assets - Service II Shares                                         $    64,044
  Shares Outstanding, $0.001 Par Value (unlimited shares authorized)         2,815
-------------------------------------------------------------------------------------
  Net Asset Value Per Share                                            $     22.75
-------------------------------------------------------------------------------------

*     See Note 3 in Notes to Financial Statements.
(1) Investments at cost and value include $13,353,495 of securities loaned for Janus Aspen International Growth Portfolio (Note 1).
(2) Net of foreign taxes on investments of $511,745 for Janus Aspen International Growth Portfolio.

See Notes to Financial Statements.


                                            Janus Aspen Series  June 30, 2004  5

Statement of Operations

                                                                        Janus Aspen
                                                                       International
For the six month period ended June 30, 2004 (unaudited)                  Growth
(all numbers in thousands)                                               Portfolio
--------------------------------------------------------------------------------------
Investment Income:
   Interest                                                              $    121
   Securities lending income                                                  164
   Dividends                                                               12,975
   Foreign tax withheld                                                      (798)
--------------------------------------------------------------------------------------
Total Investment Income                                                    12,462
--------------------------------------------------------------------------------------
Expenses:
   Advisory fees                                                            3,724
   Transfer agent fees and expenses                                             4
   Registration fees                                                           25
   Custodian fees                                                             125
   Audit fees                                                                   6
   Trustees' fees and expenses                                                 11
   Distribution fees - Service Shares                                         581
   Distribution fees - Service II Shares                                       80
   Other expenses                                                              76
--------------------------------------------------------------------------------------
Total Expenses                                                              4,632
Expense and Fee Offsets                                                        (4)
Net Expenses                                                                4,628
Net Investment Income/(Loss)                                                7,834
--------------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments:
   Net realized gain/(loss) from securities transactions                   65,967
   Net realized gain/(loss) from foreign currency transactions                (32)
   Change in net unrealized appreciation/(depreciation) of investments
     and foreign currency translations                                    (72,751)(1)
--------------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments                     (6,816)
Net Increase/(Decrease) in Net Assets Resulting from Operations          $  1,018
--------------------------------------------------------------------------------------

(1) Net of foreign taxes on investments of $511,745 for Janus Aspen International Growth Portfolio.

See Notes to Financial Statements.


6  Janus Aspen Series  June 30, 2004

Statement of Changes in Net Assets

                                                                                            Janus Aspen
For the six month period ended June 30, 2004 (unaudited)                               International Growth
and for the fiscal year ended December 31, 2003                                              Portfolio
(all numbers in thousands)                                                               2004           2003
-------------------------------------------------------------------------------------------------------------
Operations:
  Net investment income/(loss)                                                    $     7,834    $    11,866
  Net realized gain/(loss) from investment
    and foreign currency transactions                                                  65,935            475
  Change in unrealized net appreciation/(depreciation)
    of investments and foreign currency translations                                  (72,751)       315,584
-------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations                         1,018        327,925
-------------------------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
  Net investment income*
     Institutional Shares                                                              (3,358)        (7,384)
     Service Shares                                                                    (2,182)        (3,889)
     Service II Shares                                                                   (315)          (466)
  Net realized gain from investment transactions*
     Institutional Shares                                                                  --             --
     Service Shares                                                                        --             --
     Service II Shares                                                                     --             --
-------------------------------------------------------------------------------------------------------------
Net Decrease from Dividends and Distributions                                          (5,855)       (11,739)
-------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
  Shares sold
     Institutional Shares                                                             100,991      1,188,015
     Service Shares                                                                   104,617        644,884
     Service II Shares                                                                 10,165         14,262
  Redemption fees
     Service II Shares                                                                     19             14
  Shares issued in connection with acquisition*                                           N/A          2,887
  Reinvested dividends and distributions
     Institutional Shares                                                               3,358          7,384
     Service Shares                                                                     2,182          3,889
     Service II Shares                                                                    315            466
  Shares repurchased
     Institutional Shares                                                            (208,115)    (1,338,200)
     Service Shares                                                                  (121,367)      (693,238)
     Service II Shares                                                                 (5,223)        (5,794)
-------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) from Capital Share Transactions                              (113,058)      (175,431)
-------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                                                (117,895)       140,755
Net Assets:
  Beginning of period                                                               1,156,089      1,015,334
-------------------------------------------------------------------------------------------------------------
  End of period                                                                   $ 1,038,194    $ 1,156,089
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Undistributed net investment income/(loss)*                                       $     2,060    $        80
-------------------------------------------------------------------------------------------------------------

Purchases and Sales of Investment Securities: (excluding short-term securities)
  Purchases of securities                                                         $   333,054    $ 1,198,234
  Proceeds from sales of securities                                                   426,486      1,376,518
  Purchases of long-term U.S. Government obligations                                       --             --
  Proceeds from sales of long-term U.S. Government obligations                             --             --

*     See Notes 3 and 6 in Notes to Financial Statements.

See Notes to Financial Statements.


                                            Janus Aspen Series  June 30, 2004  7

Financial Highlights

Institutional Shares
For a share outstanding during the
six month period ended June 30, 2004 (unaudited)                        Janus Aspen International Growth Portfolio
and through each fiscal year ended December 31             2004         2003         2002         2001           2000         1999
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $  23.06     $  17.30     $  23.47     $  30.90     $    38.67     $  21.27
------------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                              .19          .34          .18          .26            .62          .06
  Net gain/(loss) on securities (both
   realized and unrealized)                                (.33)        5.65        (6.17)       (7.43)         (6.51)       17.40
------------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                           (.14)        5.99        (5.99)       (7.17)         (5.89)       17.46
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*                  (.14)        (.23)        (.18)        (.26)          (.63)        (.06)
  Distributions (from capital gains)*                        --           --           --           --           (.91)          --
  Tax return of capital*                                     --           --           --           --           (.34)          --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                        (.14)        (.23)        (.18)        (.26)         (1.88)        (.06)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $  22.78     $  23.06     $  17.30     $  23.47     $    30.90     $  38.67
------------------------------------------------------------------------------------------------------------------------------------
Total Return**                                            (0.59)%      34.91%      (25.58)%     (23.23)%       (15.94)%      82.27%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)               $535,562     $637,918     $598,972     $869,983     $1,158,666     $810,392
Average Net Assets for the Period (in thousands)       $620,247     $595,791     $736,907     $962,343     $1,214,163     $425,876
Ratio of Gross Expenses to Average Net Assets*** (1)       0.69%        0.76%        0.74%        0.71%          0.71%        0.77%
Ratio of Net Expenses to Average Net Assets*** (1)         0.69%        0.76%        0.74%        0.71%          0.71%        0.76%
Ratio of Net Investment Income/(Loss)
 to Average Net Assets***                                  1.45%        1.74%        0.90%        0.95%          1.88%        0.26%
Portfolio Turnover Rate***                                   60%         123%          74%          65%            67%          80%

Service Shares
For a share outstanding during the
six month period ended June 30, 2004 (unaudited)                           Janus Aspen International Growth Portfolio
and through each fiscal year ended December 31                       2004         2003         2002         2001           2000
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                             $  22.89     $  17.18     $  23.30     $  30.64     $    38.29
---------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                        .15          .25          .13          .18            .46
  Net gain/(loss) on securities (both realized and unrealized)       (.32)        5.64        (6.12)       (7.35)         (6.39)
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                     (.17)        5.89        (5.99)       (7.17)         (5.93)
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*                            (.11)        (.18)        (.13)        (.17)          (.47)
  Distributions (from capital gains)*                                  --           --           --           --           (.91)
  Tax return of capital*                                               --           --           --           --           (.34)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                  (.11)        (.18)        (.13)        (.17)         (1.72)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                   $  22.61     $  22.89     $  17.18     $  23.30     $    30.64
---------------------------------------------------------------------------------------------------------------------------------
Total Return**                                                      (0.73)%      34.53%      (25.76)%     (23.43)%       (16.14)%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)                         $438,588     $457,965     $380,620     $541,803     $  497,212
Average Net Assets for the Period (in thousands)                 $467,672     $391,922     $477,995     $522,001     $  269,680
Ratio of Gross Expenses to Average Net Assets*** (1)                 0.94%        1.01%        0.99%        0.96%          0.96%
Ratio of Net Expenses to Average Net Assets*** (1)                   0.94%        1.01%        0.99%        0.96%          0.96%
Ratio of Net Investment Income/(Loss) to Average Net Assets***       1.27%        1.37%        0.67%        0.68%          1.85%
Portfolio Turnover Rate***                                             60%         123%          74%          65%            67%

*     See Note 3 in Notes to Financial Statements.
**    Total return not annualized for periods of less than one full year.
***   Annualized for periods of less than one full year.
(1)   See Note 5 in Notes to Financial Statements.

See Notes to Financial Statements.


8  Janus Aspen Series  June 30, 2004

Service II Shares
For a share outstanding during the                                        Janus Aspen
six month period ended June 30, 2004 (unaudited)                  International Growth Portfolio
and through each fiscal year ended December 31                      2004        2003      2002(1)
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                             $ 23.02     $ 17.27     $ 23.24
--------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                       .15         .17         .04
  Net gain/(loss) on securities (both realized and unrealized)      (.32)       5.75       (6.01)
--------------------------------------------------------------------------------------------------
Total from Investment Operations                                    (.17)       5.92       (5.97)
--------------------------------------------------------------------------------------------------
Distributions and Other:
  Dividends (from net investment income)*                           (.11)       (.18)       (.04)
  Distributions (from capital gains)*                                 --          --          --
  Redemption fees                                                    .01         .01         .04
--------------------------------------------------------------------------------------------------
Total Distributions and Other                                       (.10)       (.17)         --
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                   $ 22.75     $ 23.02     $ 17.27
--------------------------------------------------------------------------------------------------
Total Return**                                                     (0.68)%     34.55%     (25.51)%
--------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)                         $64,044     $60,206     $35,742
Average Net Assets for the Period (in thousands)                 $64,182     $47,299     $15,892
Ratio of Gross Expenses to Average Net Assets*** (2)                0.94%       1.01%       1.01%
Ratio of Net Expenses to Average Net Assets*** (2)                  0.94%       1.01%       1.01%
Ratio of Net Investment Income/(Loss) to Average Net Assets***      1.33%       0.98%       0.47%
Portfolio Turnover Rate***                                            60%        123%         74%

*     See Note 3 in Notes to Financial Statements.
**    Total return not annualized for periods of less than one full year.
***   Annualized for periods of less than one full year.
(1) Certain prior year amounts have been reclassified to conform to current year presentation.
(2)   See Note 5 in Notes to Financial Statements.

See Notes to Financial Statements.


                                            Janus Aspen Series  June 30, 2004  9

Notes to Schedule of Investments (unaudited)

Morgan Stanley Capital        Is a market capitalization weighted index composed
International EAFE(R) Index   of companies representative of the market
                              structure of 21 Developed Market countries in Europe, Australasia and the Far East.

ADR                           American Depositary Receipt

GDR                           Global Depositary Receipt

New York Shares               Securities of foreign companies trading on the New
                              York Stock Exchange

NVDR                          Non-Voting Depositary Receipt

PLC                           Public Limited Company

*     Non-income-producing security.

**    Security is illiquid.

# Loaned Security, a portion or all of the security is on loan at June 30, 2004.

+ The security is purchased with the cash collateral received from securities on loan (Note 1).

@     Fair valued security.


10  Janus Aspen Series  June 30, 2004

Notes to Financial Statements (unaudited)

The following section describes organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout this report. In addition, the Notes to Financial Statements explain the methods used in preparing and presenting this report.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Janus Aspen International Growth Portfolio (the "Portfolio") is a series fund. The Portfolio is part of Janus Aspen Series (the "Trust"), which was organized as a Delaware Trust (now called a Delaware statutory trust) on May 20, 1993 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Trust offers seventeen portfolios or series of shares with differing investment objectives and policies. The Portfolio invests primarily in equity securities. The Portfolio is classified as diversified, as defined in the 1940 Act. The Portfolio is a no-load investment.

The Portfolio currently offers three classes of shares: Institutional Shares, Service Shares and Service II Shares. Each class is issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance contracts (collectively "variable insurance contracts"), as well as certain qualified retirement plans.

The following accounting policies have been consistently followed by the Trust and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

Investment Valuation

Securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers making a market for such securities or by a pricing service approved by the Portfolio's Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Currently, foreign securities and currencies are converted to U.S. dollars using the applicable rate in effect as of 1:00 p.m. (New York time). It is anticipated that sometime during the third calendar quarter, the conversion to U.S. dollars will use the applicable rate in effect as of the close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or are deemed not to be reliable because events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the closing of the NYSE, then their fair value is determined in good faith under procedures established by and under the supervision of the Portfolio's Trustees. The Portfolio may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of the foreign exchanges and the close of the NYSE.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both unrealized and realized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Securities Lending

Under procedures adopted by the Trustees, the Portfolio may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Portfolio may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, such loans will only be made if Janus Capital Management LLC ("Janus Capital") believes the benefit from granting such loans justifies the risk. The Portfolio will not have the right to vote on securities while they are being lent, however, the Portfolio will attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which consists of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit and such other collateral permitted by the Securities and Exchange Commission ("SEC"). The lending agent may also invest the cash collateral in the State Street Navigator Securities Lending Prime Portfolio or investments in unaffiliated money market funds or accounts that comply with Rule 2a-7 of the 1940 Act relating to money market funds and mutually agreed to by the Portfolio and the lending agent.

As of June 30, 2004, the Portfolio had on loan securities as indicated:

                                                                    Value at
Portfolio                                                         June 30, 2004
--------------------------------------------------------------------------------
Janus Aspen International Growth Portfolio                         $13,353,495
--------------------------------------------------------------------------------


                                           Janus Aspen Series  June 30, 2004  11

As of June 30, 2004, the Portfolio received cash collateral in accordance with securities lending activity as indicated:

                                                              Cash Collateral at
Portfolio                                                        June 30, 2004
--------------------------------------------------------------------------------
Janus Aspen International Growth Portfolio                       $13,703,038
--------------------------------------------------------------------------------

As of June 30, 2004, all cash collateral received by the Portfolio was invested in the State Street Navigator Securities Lending Prime Portfolio.

The borrower pays fees at the Portfolio's direction to its lending agent. The lending agent may retain a portion of the interest earned. The cash collateral invested by the lending agent is disclosed in the Schedule of Investments. The lending fees and the Portfolio's portion of the interest income earned on cash collateral is included on the Statement of Operations.

Foreign Currency Translations

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to security transactions and income.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

When-issued Securities

The Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolio is required to hold liquid assets as collateral with the Portfolio's custodian sufficient to cover the purchase price.

Initial Public Offerings

The Portfolio may invest in initial public offerings ("IPOs"). The Portfolio's performance may be significantly affected, positively or negatively, by investments in IPOs. IPOs and other investment techniques may have a magnified performance impact on a portfolio with a small asset base. The Portfolio may not experience similar performance as its assets grow.

Restricted Security Transactions

Restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolio to sell a security at a fair price and may substantially delay the sale of the security which the Portfolio seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Dividend Distributions

The Portfolio generally makes semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains, if any. The majority of dividends and capital gains distributions from the Portfolio will be automatically reinvested into additional shares of the Portfolio.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements as the Portfolio intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

Proxy Voting

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to their portfolio securities is available (i) without charge, upon request, by calling 1-800-525-1068 (toll free); (ii) on the Portfolio's website at www.janus.com; and (iii) on the SEC's website at http://www.sec.gov.


12  Janus Aspen Series  June 30, 2004

Starting in August 2004, the Portfolio's proxy voting record for the one-year period ending each June 30th will be available through www.janus.com and from the SEC through the SEC's website at http://www.sec.gov.

2. INVESTMENT ADVISORY AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

Janus Capital is the investment adviser to the Portfolio. The Portfolio was subject to advisory fees payable to Janus Capital based upon an annual rate of 0.65% of average daily net assets. Effective July 1, 2004, the advisory fee annual rate was reduced from 0.65% to 0.64% of average daily net assets. The advisory fee is calculated daily and paid monthly.

Janus Services LLC, a wholly-owned subsidiary of Janus Capital, receives certain out-of-pocket expenses for transfer agent services.

Certain officers and trustees of the Portfolio may also be officers and/or directors of Janus Capital; however, such officers and trustees receive no compensation from the Portfolio.

Janus Distributors LLC, a wholly-owned subsidiary of Janus Capital, is a distributor of the Portfolio. Service and Service II Shares have each adopted a Distribution and Shareholder Servicing Plan (the "Plans") pursuant to Rule 12b-1 under The 1940 Act. The Plans authorize payments by the Portfolio in connection with the distribution of Service and Service II Shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of Service and Service II Shares' average daily net assets.

A 1.00% redemption fee may be imposed on Service II Shares of the Portfolio held for 60 days or less. The redemption fee is designed to offset transaction costs and other expenses associated with short-term redemptions. This fee is paid to the Portfolio rather than Janus Capital, and is designed to deter excessive short-term trading and to offset the brokerage commissions, market impact, and other costs associated with changes in the Portfolio's asset level and cash flow due to short-term money movements in and out of the Portfolio. The redemption fee is accounted for as an addition to Paid-in-Capital. Total redemption fees received by the Portfolio - Service II Shares were $19,440 for the six month period ended June 30, 2004.

During the six month period ended June 30, 2004, Janus Capital reimbursed the Portfolio for certain trading and valuation errors, the amounts of which were insignificant.

The Portfolio's expenses may be reduced by voluntary brokerage credits from affiliated or unaffiliated brokers or expense offsets from an unaffiliated custodian. Such credits or offsets are included in Expense and Fee Offsets on the Statement of Operations. Brokerage commissions paid to the brokers reduce Transfer Agent Fees and Expenses. Custodian credits reduce Custodian Fees. The Portfolio could have employed the assets used by the broker and/or custodian to produce income if it had not entered into an expense offset arrangement.

DST Systems, Inc. ("DST"), an affiliate prior to June 16, 2004 of Janus Capital Group Inc. ("JCGI"), parent to the Portfolio's adviser, provides a shareholder accounting system to the Portfolio for a fee. As of December 1, 2003, following a share exchange transaction in which JCGI exchanged 32.3 million shares of its holdings of DST common stock for all of the stock of a wholly-owned subsidiary of DST, JCGI owned approximately 9% of the outstanding common shares of DST. As of June 16, 2004, JCGI sold its remaining shares of common stock of DST. As a result, JCGI does not own any shares of DST common stock. DST fees are included in Transfer Agent Fees and Expenses on the Statement of Operations. Brokerage commissions paid to DST Securities, Inc. serve to reduce Transfer Agent Fees and Expenses. Brokerage commissions paid, fees reduced and the net fees paid to DST for the six month period ended June 30, 2004 are noted below.

                                                   DST Securities, Inc.           Portfolio Expense             DST Systems
Portfolio                                            Commissions Paid                 Reduction                    Costs
=============================================================================================================================
Janus Aspen International Growth Portfolio                 --                             --                       $4,453
-----------------------------------------------------------------------------------------------------------------------------


                                           Janus Aspen Series  June 30, 2004  13

3. FEDERAL INCOME TAX

Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales, foreign currency transactions, net operating losses and capital loss carryovers.

The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers as of December 31, 2003 that may be available to offset future realized capital gains and thereby reduce future taxable gain distributions. These carryovers expire between December 31, 2008 and December 31, 2011.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as of June 30, 2004 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/(depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

                                         Accumulated       Federal Tax        Unrealized         Unrealized     Net Appreciation
Portfolio                               Capital Losses         Cost          Appreciation      (Depreciation)    /(Depreciation)
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth
  Portfolio                             $(737,738,053)     $857,731,640      $215,441,889      $(35,393,111)      $180,048,778
---------------------------------------------------------------------------------------------------------------------------------

4. EXPENSES

Expenses are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

The Portfolio bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated pro rata to the Portfolio.

5. EXPENSE RATIOS

Listed below are the gross expense ratios for the Portfolio, absent the waiver of certain fees and offsets.

For the six month period ended June 30, 2004 (unaudited) and for each fiscal year ended December 31

                                Institutional Shares             |             Service Shares            |   Service II Shares
Portfolio           2004    2003    2002    2001    2000    1999 |  2004    2003    2002    2001    2000 |  2004    2003    2002
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen                                                      |                                       |
International                                                    |                                       |
Growth Portfolio   0.69%   0.76%   0.74%   0.71%   0.71%   0.84% | 0.94%   1.01%   0.99%   0.96%   0.96% | 0.94%   1.01%   1.01%
--------------------------------------------------------------------------------------------------------------------------------


14  Janus Aspen Series  June 30, 2004

6. PORTFOLIO ACQUISITIONS

On March 21, 2003, the Portfolio, (the "Acquiring Portfolio"), acquired all of the assets and liabilities of Berger IPT - International Fund (the "Acquired Fund"), advised by Berger Financial LLC, in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to plan of reorganization approved by the Acquired Fund's board and shareholders. The number and value of shares issued by the Acquiring Portfolio are presented on the Statement of Changes. Janus Capital incurred the costs associated with the reorganizations. Net assets and unrealized appreciation/(depreciation) as of the reorganization date immediately prior to and after the reorganization were as follows:

                                                                                                       Acquired        Net Assets
                                                              Acquiring Portfolio   Acquired Fund   Fund Unrealized       After
Acquiring Portfolio                      Acquired Fund            Net Assets         Net Assets          AP/DP        Reorganization
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth         Berger IPT -
  Portfolio - Institutional Shares       International Fund       $570,023,134        $2,886,918        $291,291      $572,910,052
------------------------------------------------------------------------------------------------------------------------------------

Acquiring Portfolio                      Acquired Fund                 Shares Acquired               Shares issued in Acquisition
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth         Berger IPT -
  Portfolio - Institutional Shares       International Fund                  469,238                              178,107
------------------------------------------------------------------------------------------------------------------------------------

7. CAPITAL SHARE TRANSACTIONS

                                                              Janus Aspen
For the six month period ended June 30, 2004 (unaudited)   International Growth
and the fiscal year ended December 31, 2003                     Portfolio
(all numbers in thousands)                                   2004       2003
================================================================================
Transactions in Portfolio Shares - Institutional Shares
  Shares sold                                               4,187     66,257
  Shares issued in connection with acquisition*               N/A        178
  Reinvested dividends and distributions                      148        385
--------------------------------------------------------------------------------
Total                                                       4,335     66,820
--------------------------------------------------------------------------------
  Shares Repurchased                                       (8,489)   (73,769)
Net Increase/(Decrease) in Portfolio Shares                (4,154)    (6,949)
Shares Outstanding, Beginning of Period                    27,668     34,617
--------------------------------------------------------------------------------
Shares Outstanding, End of Period                          23,514     27,668
--------------------------------------------------------------------------------
Transactions in Portfolio Shares - Service Shares
  Shares sold                                               4,344     36,189
  Reinvested dividends and distributions                       97        206
--------------------------------------------------------------------------------
Total                                                       4,441     36,395
--------------------------------------------------------------------------------
  Shares Repurchased                                       (5,053)   (38,544)
Net Increase/(Decrease) in Portfolio Shares                  (612)    (2,149)
Shares Outstanding, Beginning of Period                    20,009     22,158
--------------------------------------------------------------------------------
Shares Outstanding, End of Period                          19,397     20,009
--------------------------------------------------------------------------------
Transactions in Portfolio Shares - Service II Shares
  Shares sold                                                 410        818
  Reinvested dividends and distributions                       14         24
--------------------------------------------------------------------------------
Total                                                         424        842
--------------------------------------------------------------------------------
  Shares Repurchased                                         (224)      (297)
Net Increase/(Decrease) in Portfolio Shares                   200        545
Shares Outstanding, Beginning of Period                     2,615      2,070
--------------------------------------------------------------------------------
Shares Outstanding, End of Period                           2,815      2,615
--------------------------------------------------------------------------------

*     See Note 6 in Notes to Financial Statements.


                                           Janus Aspen Series  June 30, 2004  15

8. LEGAL MATTERS

In September 2003, the Securities and Exchange Commission ("SEC") and the Office of the New York State Attorney General ("NYAG") publicly announced that they were investigating trading practices in the mutual fund industry. The investigations were prompted by the NYAG's settlement with a hedge fund, Canary Capital, which allegedly engaged in irregular trading practices with certain mutual fund companies. While Janus Capital was not named as a defendant in the NYAG complaint against the hedge fund, Janus Capital was mentioned in the complaint as having allowed Canary Capital to "market time" certain Janus funds. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. The NYAG complaint alleged that this practice is in contradiction to policies stated in the prospectuses for certain Janus funds.

The investigations by the NYAG, the SEC, and certain other agencies, including the Colorado Division of Securities and the Colorado Attorney General ("COAG"), also sought to determine whether late trading occurred in mutual funds managed by Janus Capital. The term "late trading" generally refers to the practice of permitting or processing a fund purchase or redemption in a manner that improperly allows the current day's fund share price to be used for an order that was placed or improperly processed at a time following the deadline for obtaining that day's share price (normally, 4:00 p.m. (eastern time)). Because many mutual fund transactions are cleared and settled through financial intermediaries, Janus Capital cannot exclude the possibility that one or more intermediaries may have submitted improper or unauthorized late trade transactions to Janus Capital in violation of Janus Capital's agreements with those intermediaries.

Other documentation and information sought by various regulatory agencies, including the National Association of Securities Dealers, the West Virginia Attorney General, the Florida Department of Financial Services, the NYAG, the SEC, the COAG, the Colorado Division of Securities and one or more U.S. Attorney offices, relate to a variety of matters, including but not limited to: disclosure of portfolio holdings, trading by executives in fund shares, certain revenue sharing arrangements, information related to cash and non-cash compensation paid to brokers, trading by Janus Capital investment personnel in portfolio securities owned by certain Janus funds, information provided to the Trustees of certain Janus funds in connection with the review and approval of management contracts related to such Janus funds, information related to certain types of distribution and sales arrangements with brokers and other distributors of mutual fund products, and other topics related to the foregoing. The Janus funds, Janus Capital Group Inc. and its subsidiaries have either complied with or intend to comply with these subpoenas and other document and information requests.

On April 27, 2004, Janus Capital announced agreements in principle with the NYAG, the COAG and the Colorado Division of Securities setting forth financial agreements and certain corporate governance and compliance initiatives that will be required by such regulators. Janus Capital also announced an agreement in principle with respect to monetary terms with the SEC, subject to the approval of the SEC Commissioners. Pursuant to such agreements, Janus Capital has agreed to pay $50 million in restoration to compensate investors for any adverse effects of frequent trading and $50 million in civil penalties. Janus Capital also agreed to reduce its management fees in the amount of $25 million a year for five years. Specific fee reductions, effective July 1, 2004, were determined on a fund-by-fund basis and were calculated using assets under management as of May 31, 2004. Therefore, the total reduction in revenue over a five-year period could be greater than or less than $125 million, depending on whether assets under management in the affected funds increase or decrease. Janus also agreed to make $1.2 million in other settlement-related payments required by the State of Colorado.

Subsequent to the initiation of the regulatory investigations, a number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals on behalf of Janus fund shareholders and shareholders of Janus Capital Group Inc. The factual allegations made in these actions are generally based on the NYAG complaint against Canary Capital and in general allege that Janus Capital allowed certain hedge funds and other investors to engage in "market timing" trades in certain Janus funds. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the federal securities laws; (ii) breach of fiduciary duties, as established by state common law or federal law, to the funds and/or individual investors; (iii) breach of contract; (iv) unjust enrichment; and (v) violations of Section 1962 of the Racketeering Influenced and Corrupt Organizations Act.

The "market timing" lawsuits include actions purportedly on behalf of a class of Janus fund investors, cases allegedly brought on behalf of the funds themselves, a case asserting claims both on behalf of an investor class and derivatively on behalf of the funds, cases brought on behalf of shareholders of Janus Capital Group Inc. on a derivative basis against the Board of Directors of Janus Capital Group Inc., purported ERISA actions against the managers of the Janus 401(k) plan, and a non-class "representative action" purportedly brought on behalf of the general public. The complaints also name


16  Janus Aspen Series  June 30, 2004
various defendants. One or more Janus entities (Janus Capital Group Inc., Janus Capital Management LLC or Janus Capital Corporation) are named in every action. In addition, actions have been brought against Janus Investment Fund and/or one or more of the individual Janus funds, the Janus fund Trustees, officers of the Janus funds, officers of Janus Capital, officers of Janus Capital Group Inc., and directors of Janus Capital Group Inc.

The "market timing" lawsuits were filed in a number of state and federal jurisdictions. The Judicial Panel on Multidistrict Litigation has finally or conditionally transferred all but one of these actions to the United States District Court for the District of Maryland for coordinated proceedings. One action (alleging failure to adequately implement fair value pricing) has been remanded to state court in Madison County, Illinois and is not subject to the federal transfer procedures.

In addition to the "market timing" actions described above, civil lawsuits have been filed against Janus Capital challenging the investment advisory fees charged by Janus Capital to certain funds managed by Janus Capital.

Additional lawsuits may be filed against certain of the Janus funds, Janus Capital and related parties in the future. Janus Capital does not currently believe that any of the pending actions will materially affect its ability to continue to provide to the Funds the services it has agreed to provide.

9. SUBSEQUENT EVENT

On July 29, 2004, Janus Capital Group Inc. announced that a client of Janus Capital Management LLC ("Janus Capital") intends to redeem funds totaling approximately $4.7 billion by year end, subject to the approval by the client's board of directors. The majority of the assets to be redeemed are in the Institutional Share class of certain Portfolios within Janus Aspen Series. Janus Capital is working with the client to transfer the redeeming assets "in kind" to assist the affected Portfolios' managers in limiting the disruption to the Portfolios and minimizing potential transaction costs. The redemption is anticipated to occur by the end of the Portfolios' 2004 fiscal period. To the extent necessary, Janus Capital intends to voluntarily waive certain fees imposed on the Portfolios to limit the economic impact such redemptions might otherwise have on remaining shareholders of the affected Portfolios.


                                           Janus Aspen Series  June 30, 2004  17

Explanations of Charts, Tables and Financial Statements (unaudited)

1. PERFORMANCE OVERVIEWS

The performance overview graph compares the performance of a hypothetical $10,000 investment in the Portfolio (from inception) with one widely used market index through June 30, 2004.

Average annual total returns are quoted for each class of the Portfolio. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.

When comparing the performance of the Portfolio with an index, keep in mind that market indices do not include brokerage commissions that would be incurred if you purchased the individual securities in the index. They also do not include taxes payable on dividends and interest or operating expenses incurred if you maintained a portfolio invested in the index.

2. SCHEDULE OF INVESTMENTS

Following the performance overview section is the Portfolio's Schedule of Investments. This schedule reports the industry concentrations and types of securities held in the Portfolio on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The market value of each security is quoted as of the last day of the reporting period. The values of securities denominated in foreign currencies are converted into U.S. dollars.

A summary of investments by country is provided if the Portfolio invested in foreign securities as of the reporting period. This summary reports the Portfolio's exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country in which the company is incorporated.

2A. FORWARD CURRENCY CONTRACTS

A table listing forward currency contracts follows the Portfolio's Schedule of Investments (if applicable). Forward currency contracts are agreements to deliver or receive a preset amount of currency at a future date. Forward currency contracts are used to hedge against foreign currency risk in the Portfolio's long-term holdings.

The table provides the name of the foreign currency, the settlement date of the contract, the amount of the contract, the value of the currency in U.S. dollars and the amount of unrealized gain or loss. The amount of unrealized gain or loss reflects the change in currency exchange rates from the time the contract was opened to the last day of the reporting period.

2B. FUTURES

A table listing futures contracts follows the Portfolio's Schedule of Investments (if applicable). Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. Futures are used to hedge against adverse movements in securities prices, currency risk or interest rates.

The table provides the name of the contract, number of contracts held, the expiration date, the principal amount, value and the amount of unrealized gain or loss. The amount of unrealized gain or loss reflects the marked to market amount for the last day of the reporting period.

3. STATEMENT OF ASSETS AND LIABILITIES

This statement is often referred to as the "balance sheet." It lists the assets and liabilities of the Portfolio on the last day of the reporting period.

The Portfolio's assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on stocks owned and the receivable for Portfolio shares sold to investors but not yet settled. The Portfolio's liabilities include payables for securities purchased but not yet settled, Portfolio shares redeemed but not yet paid and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section titled "Net Assets Consist of" breaks down the components of the Portfolio's net assets. Because the Portfolio must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last line of this statement reports the Portfolio's net asset value ("NAV") per share on the last day of the reporting period for each class of the Portfolio. The NAV is calculated by dividing the Portfolio's net assets (assets minus liabilities) by the number of shares outstanding.


18  Janus Aspen Series  June 30, 2004

4. STATEMENT OF OPERATIONS

This statement details the Portfolio's income, expenses, gains and losses on securities and currency transactions, and appreciation or depreciation of current Portfolio holdings.

The first section in this statement, titled "Investment Income," reports the dividends earned from stocks and interest earned from interest-bearing securities in the Portfolio.

The next section reports the expenses and expense offsets incurred by the Portfolio, including the advisory fee paid to the investment adviser and transfer agent fees.

The last section lists the increase or decrease in the value of securities held in the Portfolio. The Portfolio realizes a gain (or loss) when it sells its position in a particular security. An unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Portfolio during the reporting period. "Net Realized and Unrealized Gain/ (Loss) on Investments" is affected both by changes in the market value of Portfolio holdings and by gains (or losses) realized during the reporting period.

5. STATEMENT OF CHANGES IN NET ASSETS

This statement reports the increase or decrease in the Portfolio's net assets during the reporting period. Changes in the Portfolio's net assets are attributable to investment operations, dividends, distributions and capital share transactions. This is important to investors because it shows exactly what caused the Portfolio's net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Portfolio's investment performance. The Portfolio's net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends in cash, money is taken out of the Portfolio to pay the distribution. If investors reinvest their dividends, the Portfolio's net assets will not be affected. If you compare the Portfolio's "Net Decrease from Dividends and Distributions" to the "Reinvested dividends and distributions," you will notice that dividend distributions had little effect on the Portfolio's net assets. This is because the majority of Janus investors reinvest their distributions.

The reinvestment of dividends is included under "Capital Share Transactions." "Capital Shares" refers to the money investors contribute to the Portfolio through purchases or withdrawals via redemptions. The Portfolio's net assets will increase and decrease in value as investors purchase and redeem shares from the Portfolio.

6. FINANCIAL HIGHLIGHTS

This schedule provides a per-share breakdown of the components that affect the Portfolio's NAV for current and past reporting periods for each class of the Portfolio. Not only does this table provide you with total return, it also reports total distributions, asset size, expense ratios and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income per share, which comprises dividends and interest income earned on securities held by the Portfolio. Following is the total of gains, realized and unrealized. Dividends and distributions are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the average annual total return reported the last day of the period.

Also included are the expense ratios, or the percentage of net assets that was used to cover operating expenses during the period. Expense ratios vary for a number of reasons, including the differences in management fees, the frequency of dividend payments and the extent of foreign investments, which entail greater transaction costs.

The Portfolio's expenses may be reduced through expense-reduction arrangements. These arrangements may include the use of brokerage commissions, uninvested cash balances earning interest or balance credits. The Statement of Operations reflects total expenses before any such offset, the amount of offset and the net expenses. The expense ratios listed in the Financial Highlights reflect total expenses prior to any expense offset (gross expense ratio) and after the expense offsets (net expense ratio). Both expense ratios reflect expenses after waivers (reimbursements), if applicable.

The ratio of net investment income/(loss) summarizes the income earned less expenses divided by the average net assets of the Portfolio during the reporting period. Don't confuse this ratio with the Portfolio's yield. The net investment income ratio is not a true measure of the Portfolio's yield because it doesn't take into account the dividends distributed to the Portfolio's investors.

The next ratio is the portfolio turnover rate, which measures the buying and selling activity in a Portfolio. Portfolio turnover is affected by market conditions, changes in the size of a Portfolio, the nature of the Portfolio's investments and the investment style of the portfolio manager. A 100% rate implies that an amount equal to the value of the entire portfolio is turned over in a year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the portfolio is traded every six months.


                                           Janus Aspen Series  June 30, 2004  19

Notes










20  Janus Aspen Series  June 30, 2004

Notes











                                           Janus Aspen Series  June 30, 2004  21

Janus provides access to a wide range of investment disciplines.
--------------------------------------------------------------------------------

Growth & Core

Janus growth portfolios focus on companies believed to be the leaders in their respective industries, with solid management teams, expanding market share, margins and efficiencies. Janus core portfolios seek investments in more stable and predictable companies. These portfolios look for a strategic combination of steady growth and for certain portfolios, some degree of income.

International & Global

Janus international and global portfolios seek to leverage Janus' research capabilities by taking advantage of inefficiencies in foreign markets, where accurate information and analytical insight are often at a premium.

Value

Janus value portfolios invest in companies they believe are poised for a turnaround or are trading at a significant discount to fair value. The goal is to gain unique insight into a company's true value and identify and evaluate potential catalysts that may unlock shareholder value.

Risk-Managed

Janus risk-managed portfolios seek to outperform their respective indices while maintaining a risk profile equal to or lower than the index itself. Managed by INTECH, these portfolios use a mathematical process in an attempt to build a more "efficient" portfolio than the index.

Fixed Income

Janus income portfolios attempt to provide less risk relative to equities while seeking to deliver a competitive total return through high current income and appreciation.


For more information, contact your investment professional or go to www.janus.com.

        [LOGO] JANUS CAPITAL  |  151 Detroit Street
                       Group  |  Denver, CO 80206
                              |  1-800-525-1068


This material must be preceded or accompanied by a prospectus.
Portfolio distributed by Janus Distributors LLC (7/04)

C-0704-186                                                      109-24-707 07-04

                                                          ----------------------
                                                          2004 Semiannual Report
                                                          ----------------------

Janus Aspen Series
--------------------------------------------------------------------------------
      Janus Aspen Mid Cap Growth Portfolio

                                                            [LOGO] JANUS CAPITAL
                                                                           Group

Table of Contents

Schedule of Investments ..................................................     3
Statement of Assets and Liabilities ......................................     6
Statement of Operations ..................................................     7
Statement of Changes in Net Assets .......................................     8
Financial Highlights .....................................................     9
Notes to Schedule of Investments .........................................    10
Notes to Financial Statements ............................................    11
Explanations of Charts, Tables and Financial Statements ..................    18

Janus Aspen Mid Cap Growth Portfolio
(unaudited)                                 Portfolio Manager - Jonathan Coleman

Performance
================================================================================
Average Annual Total Return - for the periods ended June 30, 2004
--------------------------------------------------------------------------------

[MOUNTAIN CHART OMITTED]

Initial investment of $10,000

                 Janus Aspen Mid Cap
                   Growth Portfolio -       Russell Midcap       S&P MidCap 400
                  Institutional Shares       Growth Index            Index
 9/13/1993*             $10,000                $10,000              $10,000
09/30/1993              $10,790                $10,120              $10,204
10/31/1993              $11,440                $10,283              $10,237
11/30/1993              $11,420                $10,044              $10,011
12/31/1993              $11,805                $10,447              $10,476
01/31/1994              $11,785                $10,715              $10,719
02/28/1994              $11,725                $10,623              $10,567
03/31/1994              $11,295                $10,123              $10,078
04/30/1994              $10,845                $10,098              $10,153
05/31/1994              $11,205                $10,113              $10,057
06/30/1994              $11,140                 $9,678               $9,710
07/31/1994              $11,880                 $9,946              $10,039
08/31/1994              $12,751                $10,539              $10,565
09/30/1994              $13,011                $10,365              $10,368
10/31/1994              $13,912                $10,544              $10,481
11/30/1994              $13,192                $10,079              $10,008
12/31/1994              $13,733                $10,221              $10,100
01/31/1995              $13,702                $10,343              $10,206
02/28/1995              $14,015                $10,894              $10,741
03/31/1995              $13,833                $11,326              $10,927
04/30/1995              $13,561                $11,421              $11,146
05/31/1995              $13,712                $11,702              $11,415
06/30/1995              $14,632                $12,235              $11,880
07/31/1995              $15,549                $13,005              $12,500
08/31/1995              $15,885                $13,147              $12,731
09/30/1995              $16,598                $13,440              $13,040
10/31/1995              $16,272                $13,100              $12,704
11/30/1995              $16,619                $13,686              $13,259
12/31/1995              $17,507                $13,693              $13,226
01/31/1996              $17,343                $13,935              $13,418
02/29/1996              $17,989                $14,462              $13,874
03/31/1996              $19,167                $14,576              $14,040
04/30/1996              $19,475                $15,280              $14,469
05/31/1996              $19,998                $15,592              $14,665
06/30/1996              $19,583                $15,121              $14,445
07/31/1996              $17,500                $13,947              $13,467
08/31/1996              $18,464                $14,701              $14,244
09/30/1996              $19,438                $15,635              $14,865
10/31/1996              $19,086                $15,452              $14,908
11/30/1996              $19,303                $16,362              $15,748
12/31/1996              $18,899                $16,086              $15,766
01/31/1997              $18,371                $16,798              $16,357
02/28/1997              $18,008                $16,428              $16,223
03/31/1997              $16,588                $15,500              $15,531
04/30/1997              $16,702                $15,880              $15,934
05/31/1997              $18,485                $17,303              $17,327
06/30/1997              $19,396                $17,781              $17,814
07/31/1997              $19,510                $19,483              $19,578
08/31/1997              $19,541                $19,293              $19,554
09/30/1997              $20,909                $20,270              $20,678
10/31/1997              $20,163                $19,255              $19,778
11/30/1997              $20,536                $19,457              $20,071
12/31/1997              $21,292                $19,713              $20,850
01/31/1998              $20,899                $19,358              $20,453
02/28/1998              $22,629                $21,178              $22,148
03/31/1998              $23,862                $22,065              $23,147
04/30/1998              $24,038                $22,365              $23,569
05/31/1998              $23,002                $21,445              $22,509
06/30/1998              $24,971                $22,052              $22,651
07/31/1998              $24,359                $21,107              $21,773
08/31/1998              $19,386                $17,079              $17,720
09/30/1998              $21,230                $18,371              $19,374
10/31/1998              $22,805                $19,723              $21,105
11/30/1998              $24,525                $21,054              $22,158
12/31/1998              $28,587                $23,234              $24,836
01/31/1999              $30,897                $23,931              $23,869
02/28/1999              $29,633                $22,760              $22,619
03/31/1999              $33,581                $24,028              $23,251
04/30/1999              $35,923                $25,123              $25,085
05/31/1999              $35,415                $24,799              $25,194
06/30/1999              $37,373                $26,531              $26,543
07/31/1999              $36,833                $25,686              $25,978
08/31/1999              $38,830                $25,419              $25,088
09/30/1999              $40,438                $25,203              $24,313
10/31/1999              $46,732                $27,151              $25,552
11/30/1999              $51,860                $29,963              $26,893
12/31/1999              $64,436                $35,151              $28,492
01/31/2000              $66,174                $35,144              $27,689
02/29/2000              $80,747                $42,533              $29,627
03/31/2000              $71,042                $42,576              $32,107
04/30/2000              $61,985                $38,443              $30,986
05/31/2000              $56,318                $35,641              $30,599
06/30/2000              $65,449                $39,423              $31,049
07/31/2000              $62,595                $36,926              $31,539
08/31/2000              $70,692                $42,495              $35,060
09/30/2000              $63,963                $40,418              $34,820
10/31/2000              $56,145                $37,652              $33,640
11/30/2000              $42,432                $29,470              $31,100
12/31/2000              $43,933                $31,021              $33,480
01/31/2001              $46,172                $32,793              $34,225
02/28/2001              $36,211                $27,121              $32,272
03/31/2001              $29,821                $23,240              $29,873
04/30/2001              $34,142                $27,114              $33,168
05/31/2001              $33,742                $26,986              $33,941
06/30/2001              $32,290                $27,000              $33,804
07/31/2001              $30,547                $25,179              $33,300
08/31/2001              $27,861                $23,354              $32,211
09/30/2001              $23,407                $19,495              $28,204
10/31/2001              $24,726                $21,544              $29,452
11/30/2001              $26,336                $23,863              $31,643
12/31/2001              $26,602                $24,770              $33,277
01/31/2002              $24,327                $23,966              $33,105
02/28/2002              $23,056                $22,607              $33,145
03/31/2002              $24,218                $24,333              $35,515
04/30/2002              $23,709                $23,044              $35,349
05/31/2002              $23,068                $22,357              $34,752
06/30/2002              $21,482                $19,890              $32,209
07/31/2002              $19,631                $17,957              $29,086
08/31/2002              $19,534                $17,895              $29,235
09/30/2002              $18,723                $16,473              $26,880
10/31/2002              $19,207                $17,749              $28,045
11/30/2002              $20,018                $19,138              $29,667
12/31/2002              $19,171                $17,982              $28,448
01/31/2003              $19,001                $17,805              $27,617
02/28/2003              $18,856                $17,651              $26,959
03/31/2003              $19,159                $17,979              $27,186
04/30/2003              $20,357                $19,203              $29,160
05/31/2003              $21,870                $21,051              $31,577
06/30/2003              $22,281                $21,351              $31,979
07/31/2003              $22,838                $22,114              $33,114
08/31/2003              $23,842                $23,332              $34,616
09/30/2003              $23,322                $22,880              $34,086
10/31/2003              $24,932                $24,724              $36,663
11/30/2003              $25,440                $25,385              $37,941
12/31/2003              $25,900                $25,662              $38,581
01/31/2004              $26,420                $26,510              $39,417
02/29/2004              $26,880                $26,954              $40,363
03/31/2004              $27,159                $26,903              $40,535
04/30/2004              $26,771                $26,143              $39,204
05/31/2004              $27,364                $26,760              $40,018
06/30/2004              $28,090                $27,186              $40,928

                                       Fiscal           One             Five            Ten            Since
                                    Year-to-Date        Year            Year            Year         Inception*
-------------------------------------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth
Portfolio - Institutional Shares        8.46%          26.07%         (5.55)%           9.69%          10.04%
-------------------------------------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth
Portfolio - Service Shares              8.31%          25.76%         (5.85)%           9.45%           9.76%
-------------------------------------------------------------------------------------------------------------
Russell Midcap Growth Index#            5.94%          27.33%           0.49%          10.88%           9.70%
-------------------------------------------------------------------------------------------------------------
S&P MidCap 400 Index                    6.09%          27.99%           9.05%          15.47%          13.94%
-------------------------------------------------------------------------------------------------------------
=============================================================================================================

Data presented represents past performance, which is no guarantee of future results. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, current performance may be higher or lower than the performance shown. Call 1-800-525-1068 or visit www.janus.com for current month end performance.

See Notes to Schedule of Investments for index definitions.

Total return includes reinvestment of dividends, distributions and capital gains. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Returns shown for Service Shares for periods prior to December 31, 1999 are derived from the historical performance of Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.

These returns do not reflect the charges and expenses of any particular insurance product or qualified plan.

*     The Portfolio's inception date - September 13, 1993
#     Since inception return calculated from August 31, 1993

Portfolio Strategy
--------------------------------------------------------------------------------
To seek long-term growth of capital by normally investing at least 80% of its equity assets in securities issued by medium-sized companies.

Portfolio Asset Mix - (% of Net Assets)
--------------------------------------------------------------------------------

[PIE CHART OMITTED]

Cash and Cash Equivalents - 3.2%
Common Stock - Foreign - 9.8%
Common Stock - Domestic - 87.0%

                                                          Number of Stocks: 105
                                                          Top 10 Equities: 23.4%


                                            Janus Aspen Series  June 30, 2004  1

Janus Aspen Mid Cap Growth Portfolio
(unaudited)

Top 10 Equity Holdings - (% of Net Assets)
--------------------------------------------------------------------------------
                                        June 30, 2004          December 31, 2003
Berkshire Hathaway, Inc.
  - Class B                                      3.1%                       3.0%
Lamar Advertising Co.                            3.0%                       2.6%
Kinder Morgan, Inc.                              2.9%                       3.1%
St. Jude Medical, Inc.                           2.5%                       2.3%
Ball Corp.                                       2.3%                       1.9%
Apollo Group, Inc. - Class A                     2.0%                       1.6%
Starwood Hotels & Resorts
  Worldwide, Inc.                                2.0%                       1.6%
Murphy Oil Corp.                                 1.9%                       1.8%
Marvell Technology Group, Ltd.                   1.9%                       1.4%
EOG Resources, Inc.                              1.8%                       1.8%

Top Industries - Portfolio vs. Index (% of Net Assets)
--------------------------------------------------------------------------------

[BAR CHART OMITTED]

                                           Janus Aspen Mid Cap    Russell Midcap
                                            Growth Portfolio       Growth Index
Electronic Components - Semiconductors           4.8%                  4.4%
Oil Companies - Exploration and Production       3.7%                  1.0%
Medical Instruments                              3.6%                  0.6%
Reinsurance                                      3.1%                  0.0%
Advertising Sales                                3.0%                  0.2%
Pipelines                                        2.9%                  0.1%
Commercial Services - Finance                    2.9%                  1.4%
Human Resources                                  2.8%                  0.6%
Medical - Biomedical and Genetic                 2.8%                  3.2%
Fiduciary Banks                                  2.7%                  0.4%

--------------------------------------------------------------------------------
See "Explanations of Charts, Tables and Financial Statements."

The Portfolio may differ significantly from the securities held in the indices. The indices are not available for direct investment; therefore their performance does not reflect the expenses associated with the active management of an actual portfolio.


2  Janus Aspen Series  June 30, 2004

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Common Stock - 96.8%
Advertising Agencies - 0.7%
     905,005    Interpublic Group of Companies, Inc.*,# .....    $   12,425,719

Advertising Sales - 3.0%
   1,293,503    Lamar Advertising Co.* ......................        56,073,355

Airlines - 0.7%
     433,610    Ryanair Holdings PLC (ADR)*,# ...............        14,213,736

Apparel Manufacturers - 0.5%
     255,245    Liz Claiborne, Inc ..........................         9,183,715

Applications Software - 0.2%
     152,905    Citrix Systems, Inc.*,# .....................         3,113,146

Athletic Footwear - 0.8%
      57,892    Puma A.G. Rudolf Dassler Sport ..............        14,685,528

Audio and Video Products - 1.5%
     303,340    Harman International Industries, Inc ........        27,603,940

Automotive - Truck Parts and Equipment - Original - 0.9%
     291,330    Lear Corp.* .................................        17,185,557

Broadcast Services and Programming - 0.2%
     640,000    UnitedGlobalCom, Inc. - Class A*,# ..........         4,646,400

Building - Residential and Commercial - 1.2%
      46,380    NVR, Inc.*,# ................................        22,457,196

Building Products - Air and Heating - 1.0%
     466,590    American Standard Companies, Inc.* ..........        18,808,243

Cable Television - 1.5%
     920,515    EchoStar Communications Corp. - Class A* ....        28,305,836

Casino Services - 1.0%
     489,870    International Game Technology ...............        18,908,982

Cellular Telecommunications - 0.8%
     929,920    Nextel Partners, Inc. - Class A*,# ..........        14,804,326

Commercial Banks - 0.6%
      99,900    M&T Bank Corp ...............................         8,721,270
      72,590    UCBH Holdings, Inc.# ........................         2,868,757
                                                                     11,590,027

Commercial Services - 0.1%
      53,485    Iron Mountain, Inc.*,# ......................         2,581,186

Commercial Services - Finance - 2.9%
     538,620    Jackson Hewitt Tax Service, Inc.* ...........         9,425,850
     320,115    Moody's Corp ................................        20,698,636
     721,913    Paychex, Inc ................................        24,458,412
                                                                     54,582,898

Computer Services - 0.5%
     177,310    Affiliated Computer Services, Inc. - Class A*         9,386,791

Computers - 1.0%
     599,435    Apple Computer, Inc.* .......................        19,505,615

Computers - Integrated Systems - 0.2%
     133,454    National Instruments Corp.# .................         4,090,365

Containers - Metal and Glass - 2.3%
     598,490    Ball Corp ...................................        43,121,205

Cruise Lines - 0.2%
      85,130    Royal Caribbean Cruises, Ltd.
                 (New York Shares)# .........................         3,695,493

Disposable Medical Products - 1.1%
     356,220    C.R. Bard, Inc ..............................        20,179,863

Distribution/Wholesale - 0.3%
      84,165    CDW Corp.# ..................................         5,366,360

Diversified Operations - 0.4%
     216,530    Pentair, Inc ................................         7,284,069

Diversified Operations - Commercial Services - 1.7%
   1,299,080    Cendant Corp ................................        31,801,478

E-Commerce/Services - 0.6%
     121,885    eBay, Inc.* .................................        11,207,326

Electric Products - Miscellaneous - 1.0%
     641,510    AMETEK, Inc.# ...............................        19,822,659

Electronic Components - Miscellaneous - 1.1%
   1,314,850    Flextronics International, Ltd.
                 (New York Shares)# .........................        20,971,858

Electronic Components - Semiconductors - 4.8%
   1,492,235    Advanced Micro Devices, Inc.*,# .............        23,726,537
     274,265    Altera Corp.* ...............................         6,094,168
     675,205    ATI Technologies, Inc. (New York Shares)*,# .        12,734,366
     179,715    International Rectifier Corp.*,# ............         7,443,795
     571,155    Intersil Corp. - Class A# ...................        12,371,217
     362,650    LSI Logic Corp.*,# ..........................         2,763,393
   1,179,625    National Semiconductor Corp.*,# .............        25,939,953
                                                                     91,073,429

Electronic Design Automation - 0.9%
     662,425    Cadence Design Systems, Inc.*,# .............         9,691,278
     260,425    Synopsys, Inc.*,# ...........................         7,403,883
                                                                     17,095,161

Enterprise Software/Services - 0.9%
     891,145    BMC Software, Inc.* .........................        16,486,183

Entertainment Software - 0.9%
     308,805    Electronic Arts, Inc.* ......................        16,845,313

Fiduciary Banks - 2.7%
     532,020    Investors Financial Services Corp.# .........        23,185,432
     674,560    Northern Trust Corp .........................        28,520,396
                                                                     51,705,828

Finance - Investment Bankers/Brokers - 0.5%
     138,265    Lehman Brothers Holdings, Inc ...............        10,404,441

Finance - Other Services - 0.8%
     107,325    Chicago Mercantile Exchange Holdings, Inc.# .        15,494,510

Financial Guarantee Insurance - 1.4%
     355,285    MGIC Investment Corp ........................        26,951,920

Food - Dairy Products - 1.5%
     757,969    Dean Foods Co.* .............................        28,279,823

Hospital Beds and Equipment - 0.6%
     219,885    Kinetic Concepts, Inc.* .....................        10,972,262

Hotels and Motels - 2.6%
     227,330    Marriott International, Inc. - Class A ......        11,339,220
     837,910    Starwood Hotels & Resorts Worldwide, Inc ....        37,580,264
                                                                     48,919,484

Human Resources - 2.8%
     470,460    Manpower, Inc ...............................        23,885,254
     971,710    Robert Half International, Inc ..............        28,927,807
                                                                     52,813,061

Independent Power Producer - 0.9%
   1,553,435    Reliant Energy, Inc.*,# .....................        16,823,701

Industrial Automation and Robotics - 0.1%
      57,160    Rockwell Automation, Inc ....................         2,144,072

Internet Security - 0.6%
     453,625    Check Point Software Technologies, Ltd.
                 (New York Shares)*,# .......................        12,243,339

See Notes to Schedule of Investments and Financial Statements.


                                            Janus Aspen Series  June 30, 2004  3

Janus Aspen Mid Cap Growth Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Investment Management and Advisory Services - 1.7%
     635,100    T. Rowe Price Group, Inc.# ..................    $   32,009,040

Medical - Biomedical and Genetic - 2.8%
     412,555    Celgene Corp.*,# ............................        23,622,899
     396,960    Invitrogen Corp.*,# .........................        28,577,151
                                                                     52,200,050

Medical - Drugs - 1.1%
     221,850    Elan Corporation PLC (ADR)*,# ...............         5,488,569
     121,292    Merck KGaA ..................................         7,334,213
     155,991    Pharmion Corp.* .............................         7,631,079
                                                                     20,453,861

Medical - Generic Drugs - 0.4%
     218,443    Barr Pharmaceuticals, Inc.* .................         7,361,529

Medical - HMO - 0.8%
     299,422    Conventry Health Care, Inc.*,# ..............        14,641,736

Medical Instruments - 3.6%
     699,890    Apogent Technologies, Inc.*,# ...............        22,396,480
     619,375    St. Jude Medical, Inc.* .....................        46,855,719
                                                                     69,252,199

Medical Products - 1.6%
     295,482    INAMED Corp.*,# .............................        18,571,044
     231,730    Stryker Corp ................................        12,745,150
                                                                     31,316,194

Miscellaneous Manufacturing - 0.9%
   7,919,020    FKI PLC .....................................        17,628,293

Multi-Line Insurance - 0.7%
     486,900    Assurant, Inc.# .............................        12,844,422

Office Furnishings - Original - 0.1%
      38,535    Herman Miller, Inc.# ........................         1,115,203

Oil Companies - Exploration and Production - 3.7%
     576,940    EOG Resources, Inc ..........................        34,449,087
     496,865    Murphy Oil Corp.# ...........................        36,618,950
                                                                     71,068,037

Oil Field Machinery and Equipment - 0.8%
     276,430    Smith International, Inc.* ..................        15,413,737

Optical Supplies - 0.5%
     122,200    Alcon, Inc. (New York Shares) ...............         9,611,030

Pipelines - 2.9%
     925,035    Kinder Morgan, Inc ..........................        54,845,325

Property and Casualty Insurance - 0.9%
     413,932    W. R. Berkley Corp ..........................        17,778,379

Publishing - Newspapers - 0.4%
     108,975    McClatchy Co. - Class A# ....................         7,644,596

Recreational Vehicles - 0.6%
     220,700    Polaris Industries, Inc.# ...................        10,593,600

Reinsurance - 3.1%
      19,791    Berkshire Hathaway, Inc. - Class B* .........        58,482,405

Respiratory Products - 0.3%
      98,910    Respironics, Inc.*,# ........................         5,810,963

Retail - Auto Parts - 1.6%
     473,330    Advance Auto Parts, Inc.* ...................        20,911,719
     111,735    AutoZone, Inc.* .............................         8,949,974
                                                                     29,861,693

Retail - Discount - 0.4%
     363,547    Fred's, Inc .................................         8,030,753

Retail - Office Supplies - 1.3%
     841,005    Staples, Inc ................................        24,649,857

Retail - Restaurants - 1.6%
     212,220    Outback Steakhouse, Inc.# ...................         8,777,419
     556,815    Yum! Brands, Inc ............................        20,724,655
                                                                     29,502,074

Schools - 2.5%
     429,049    Apollo Group, Inc. - Class A*,# .............        37,880,736
      91,370    Strayer Education, Inc.# ....................        10,194,151
                                                                     48,074,887

Semiconductor Components/Integrated Circuits - 1.9%
   1,369,170    Marvell Technology Group, Ltd.*,# ...........        36,556,839

Semiconductor Equipment - 2.0%
     445,700    KLA-Tencor Corp.*,# .........................        22,008,666
     479,340    Novellus Systems, Inc.* .....................        15,070,450
                                                                     37,079,116

Telecommunication Equipment - 1.2%
     287,140    Harris Corp.# ...............................        14,572,355
     283,225    UTStarcom, Inc.*,# ..........................         8,567,556
                                                                     23,139,911

Telecommunication Services - 0.9%
     715,610    Amdocs, Ltd. (New York Shares)* .............        16,766,742

Television - 0.9%
     536,823    Univision Communications, Inc. - Class A* ...        17,140,758

Textile - Home Furnishings - 0.8%
     205,805    Mohawk Industries, Inc.*,# ..................        15,091,681

Therapeutics - 2.0%
     193,575    Gilead Sciences, Inc.*,# ....................        12,969,525
     240,470    MGI Pharma, Inc.*,# .........................         6,495,095
     338,700    Neurocrine Biosciences, Inc.* ...............        17,561,595
                                                                     37,026,215

Toys - 1.1%
   1,086,067    Marvel Enterprises, Inc.* ...................        21,200,028

Transportation - Railroad - 0.7%
     286,717    Canadian National Railway Co.
                 (New York Shares) ..........................        12,497,994

Transportation - Services - 1.0%
     198,575    C.H. Robinson Worldwide, Inc.# ..............         9,102,678
     200,995    Expeditors International of Washington, Inc.#         9,931,163
                                                                     19,033,841
--------------------------------------------------------------------------------
Total Common Stock (cost $1,319,476,180) ....................     1,831,578,387
--------------------------------------------------------------------------------
Other Securities - 11.1%
$  1,817,046    Letter of Credit+ ...........................         1,817,046
                State Street Navigator Securities Lending
 207,674,627     Prime Portfolio+ ...........................       207,674,627
--------------------------------------------------------------------------------
Total Other Securities (cost $209,491,673) ..................       209,491,673
--------------------------------------------------------------------------------

See Notes to Schedule of Investments and Financial Statements.


4  Janus Aspen Series  June 30, 2004

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Repurchase Agreement - 3.3%
$ 62,000,000    Citigroup Global Markets, Inc., 1.55%
                 dated 6/30/04, maturing 7/1/04
                 to be repurchased at $62,002,669
                 collateralized by $161,652,944
                 in U.S. Government Agencies
                 0% - 13.526%, 10/25/08 - 5/25/34
                 with a value of $63,240,000
                 (cost $62,000,000) .........................    $   62,000,000
--------------------------------------------------------------------------------
Time Deposit - 0.3%
                Fifth Third Bank, ETD
   6,900,000     1.3125%, 7/1/04
                 (cost $6,900,000) ..........................         6,900,000
--------------------------------------------------------------------------------
Total Investments (total cost $1,597,867,853) - 111.5% ......     2,109,970,060
--------------------------------------------------------------------------------
Liabilities, net of Cash, Receivables and Other Assets - (11.5)%   (217,491,039)
--------------------------------------------------------------------------------
Net Assets - 100% ...........................................    $1,892,479,021
--------------------------------------------------------------------------------

Summary of Investments by Country, June 30, 2004

Country                             Market Value      % of Investment Securities
--------------------------------------------------------------------------------
Bermuda                           $   36,556,839                            1.7%
Canada                                25,232,360                            1.2%
Germany                               22,019,740                            1.0%
Ireland                               19,702,305                            0.9%
Israel                                12,243,339                            0.6%
Liberia                                3,695,493                            0.2%
Singapore                             20,971,858                            1.0%
Switzerland                            9,611,030                            0.5%
United Kingdom                        34,395,035                            1.6%
United States++                    1,925,542,061                           91.3%
--------------------------------------------------------------------------------
Total                             $2,109,970,060                          100.0%

++Includes Short-Term Securities (78.1% excluding Short-Term Securities)

See Notes to Schedule of Investments and Financial Statements.


                                            Janus Aspen Series  June 30, 2004  5

Statement of Assets and Liabilities
                                                                    Janus Aspen
                                                                      Mid Cap
As of June 30, 2004 (unaudited)                                       Growth
(all numbers in thousands except net asset value per share)          Portfolio
--------------------------------------------------------------------------------
Assets:
  Investments at cost(1)                                           $  1,597,868
  Investments at value (1)                                         $  2,109,970
    Cash                                                                  1,812
    Receivables:
      Investments sold                                                    7,396
      Portfolio shares sold                                                 554
      Dividends                                                             441
      Interest                                                               29
    Other assets                                                              5
--------------------------------------------------------------------------------
Total Assets                                                          2,120,207
--------------------------------------------------------------------------------
Liabilities:
    Payables:
      Securities loaned (Note 1)                                        209,492
      Investments purchased                                              14,648
      Portfolio shares repurchased                                        2,501
      Advisory fees                                                         992
      Transfer agent fees and expenses                                        1
      Distribution fees - Service Shares                                     44
    Accrued expenses                                                         50
--------------------------------------------------------------------------------
Total Liabilities                                                       227,728
Net Assets                                                         $  1,892,479
--------------------------------------------------------------------------------
Net Assets Consist of:
  Capital (par value and paid-in surplus)*                         $  3,762,436
  Undistributed net investment income/(loss)*                            (1,435)
  Undistributed net realized gain/(loss) from investments
   and foreign currency transactions*                                (2,380,624)
  Unrealized appreciation/(depreciation) of investments
   and foreign currency translations                                    512,102
--------------------------------------------------------------------------------
Total Net Assets                                                   $  1,892,479
--------------------------------------------------------------------------------
Net Assets - Institutional Shares                                  $  1,672,206
  Shares Outstanding, $0.001 Par Value
   (unlimited shares authorized)                                         72,049
--------------------------------------------------------------------------------
  Net Asset Value Per Share                                        $      23.21
--------------------------------------------------------------------------------
Net Assets - Service Shares                                        $    220,273
  Shares Outstanding, $0.001 Par Value
   (unlimited shares authorized)                                          9,660
--------------------------------------------------------------------------------
  Net Asset Value Per Share                                        $      22.80
--------------------------------------------------------------------------------

*     See Note 3 in Notes to Financial Statements.
(1) Investments at cost and value include $204,643,166 of securities loaned for Janus Aspen Mid Cap Growth Portfolio (Note 1).

See Notes to Financial Statements.


6  Janus Aspen Series  June 30, 2004

Statement of Operations

                                                                    Janus Aspen
                                                                      Mid Cap
For the six month period ended June 30, 2004 (unaudited)              Growth
(all numbers in thousands)                                           Portfolio
--------------------------------------------------------------------------------
Investment Income:
  Interest                                                         $        187
  Securities lending income                                                 144
  Dividends                                                               4,692
  Foreign tax withheld                                                      (30)
--------------------------------------------------------------------------------
Total Investment Income                                                   4,993
--------------------------------------------------------------------------------
Expenses:
  Advisory fees                                                           6,033
  Transfer agent fees and expenses                                            2
  Registration fees                                                          34
  Custodian fees                                                              8
  Audit fees                                                                  7
  Trustees' fees and expenses                                                10
  Distribution fees - Service Shares                                        264
  Other expenses                                                             76
--------------------------------------------------------------------------------
Total Expenses                                                            6,434
Expense and Fee Offsets                                                      (6)
Net Expenses                                                              6,428
Net Investment Income/(Loss)                                             (1,435)
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments:
  Net realized gain/(loss) from securities transactions                  49,546
  Net realized gain/(loss) from foreign currency transactions                --
  Change in net unrealized appreciation/(depreciation)
   of investments and foreign currency translations                     102,839
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments                  152,385
Net Increase/(Decrease) in Net Assets Resulting
 from Operations                                                   $    150,950
--------------------------------------------------------------------------------

See Notes to Financial Statements.


                                            Janus Aspen Series  June 30, 2004  7

Statement of Changes in Net Assets

                                                                            Janus Aspen
For the six month period ended June 30, 2004 (unaudited)                  Mid Cap Growth
and for the fiscal year ended December 31, 2003                              Portfolio
(all numbers in thousands)                                              2004           2003
----------------------------------------------------------------------------------------------
Operations:
  Net investment income/(loss)                                       $   (1,435)    $   (2,136)
  Net realized gain/(loss) from investment
   and foreign currency transactions                                     49,546          4,547
  Change in unrealized net appreciation/(depreciation)
   of investments and foreign currency translations                     102,839        491,850
----------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations         150,950        494,261
----------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
  Net investment income*
    Institutional Shares                                                     --             --
    Service Shares                                                           --             --
  Net realized gain from investment transactions*
    Institutional Shares                                                     --             --
    Service Shares                                                           --             --
----------------------------------------------------------------------------------------------
Net Decrease from Dividends and Distributions                                --             --
----------------------------------------------------------------------------------------------
Capital Share Transactions:
  Shares sold
    Institutional Shares                                                 33,847        226,006
    Service Shares                                                       28,516         65,455
  Reinvested dividends and distributions
    Institutional Shares                                                     --             --
    Service Shares                                                           --             --
  Shares repurchased
    Institutional Shares                                               (145,192)      (344,325)
    Service Shares                                                      (29,903)       (48,498)
----------------------------------------------------------------------------------------------
Net Increase/(Decrease) from Capital Share Transactions                (112,732)      (101,362)
----------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                                    38,218        392,899
Net Assets:
  Beginning of period                                                 1,854,261      1,461,362
----------------------------------------------------------------------------------------------
  End of period                                                      $1,892,479     $1,854,261
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Undistributed net investment income/(loss)*                          $   (1,435)    $       --
----------------------------------------------------------------------------------------------

Purchases and Sales of Investment Securities:
 (excluding short-term securities)
  Purchases of securities                                            $  272,774     $  555,373
  Proceeds from sales of securities                                     367,133        593,504
  Purchases of long-term U.S. Government obligations                         --             --
  Proceeds from sales of long-term U.S. Government obligations               --             --

*     See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.


8  Janus Aspen Series  June 30, 2004

Financial Highlights

Institutional Shares

For a share outstanding during the
six month period ended June 30, 2004 (unaudited)                          Janus Aspen Mid Cap Growth Portfolio
and through each fiscal year ended December 31                         2004                2003               2002

-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                              $        21.40      $        15.84     $        21.98
-----------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                               .04                 .80               (.01)
  Net gain/(loss) on securities (both realized and unrealized)              1.77                4.76              (6.13)
-----------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                            1.81                5.56              (6.14)
-----------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*                                     --                  --                 --
  Distributions (from capital gains)*                                         --                  --                 --
  Tax return of capital*                                                      --                  --                 --
-----------------------------------------------------------------------------------------------------------------------
Total Distributions                                                           --                  --                 --
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                    $        23.21      $        21.40     $        15.84
-----------------------------------------------------------------------------------------------------------------------
Total Return**                                                             8.46%              35.10%           (27.93)%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)                          $    1,672,206      $    1,649,423     $    1,324,273
Average Net Assets for the Period (in thousands)                  $    1,654,517      $    1,461,491     $    1,609,280
Ratio of Gross Expenses to Average Net Assets*** (1)                       0.66%               0.67%              0.67%
Ratio of Net Expenses to Average Net Assets*** (1)                         0.66%               0.67%              0.67%
Ratio of Net Investment Income/(Loss) to Average Net Assets***           (0.13)%               4.09%            (0.07)%
Portfolio Turnover Rate***                                                   30%                 36%                63%

Institutional Shares

For a share outstanding during the
six month period ended June 30, 2004 (unaudited)                          Janus Aspen Mid Cap Growth Portfolio
and through each fiscal year ended December 31                         2001                2000               1999
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                              $        36.30      $        59.70      $        27.64
------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                                --                 .01                  --
  Net gain/(loss) on securities (both realized and unrealized)            (14.32)             (17.08)              33.46
------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                          (14.32)             (17.07)              33.46
------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*                                     --                  --                  --
  Distributions (from capital gains)*                                         --               (4.58)              (1.40)
  Tax return of capital*                                                      --               (1.75)                 --
------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                           --               (6.33)              (1.40)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                    $        21.98      $        36.30      $        59.70
------------------------------------------------------------------------------------------------------------------------
Total Return**                                                          (39.45)%            (31.82)%             125.40%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)                          $    2,104,733      $    3,485,768      $    3,319,619
Average Net Assets for the Period (in thousands)                  $    2,508,186      $    4,409,584      $    1,476,445
Ratio of Gross Expenses to Average Net Assets*** (1)                       0.67%               0.66%               0.70%
Ratio of Net Expenses to Average Net Assets*** (1)                         0.66%               0.66%               0.69%
Ratio of Net Investment Income/(Loss) to Average Net Assets***           (0.22)%             (0.42)%             (0.50)%
Portfolio Turnover Rate***                                                   99%                 82%                105%

Service Shares

For a share outstanding during the
six month period ended June 30, 2004 (unaudited)                          Janus Aspen Mid Cap Growth Portfolio
and through each fiscal year ended December 31             2004            2003           2002            2001            2000
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $    21.05      $    15.62     $    21.73      $    35.97      $    59.16
---------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                (.04)            .29           (.04)           (.09)            .12
  Net gain/(loss) on securities
   (both realized and unrealized)                             1.79            5.14          (6.07)         (14.15)         (16.98)
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                              1.75            5.43          (6.11)         (14.24)         (16.86)
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*                       --              --             --              --              --
  Distributions (from capital gains)*                           --              --             --              --           (4.58)
  Tax return of capital*                                        --              --             --              --           (1.75)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                             --              --             --              --           (6.33)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                          $    22.80      $    21.05     $    15.62      $    21.73      $    35.97
---------------------------------------------------------------------------------------------------------------------------------
Total Return**                                               8.31%          34.76%       (28.12)%        (39.59)%        (31.78)%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)                $  220,273      $  204,838     $  137,089      $  169,656      $  126,135
Average Net Assets for the Period (in thousands)        $  211,959      $  167,689     $  149,682      $  146,884      $   43,775
Ratio of Gross Expenses to Average Net Assets*** (1)         0.91%           0.92%          0.92%           0.92%           0.92%
Ratio of Net Expenses to Average Net Assets*** (1)           0.91%           0.92%          0.92%           0.92%           0.92%
Ratio of Net Investment Income/(Loss) to
 Average Net Assets***                                     (0.37)%           1.54%        (0.32)%         (0.48)%         (0.65)%
Portfolio Turnover Rate***                                     30%             36%            63%             99%             82%

    *See Note 3 in Notes to Financial Statements.
   **Total return not annualized for periods of less than one full year. ***Annualized for periods of less than one full year.
  (1)See Note 5 in Notes to Financial Statements.

See Notes to Financial Statements.


                                            Janus Aspen Series  June 30, 2004  9

Notes to Schedule of Investments (unaudited)

Russell Midcap Growth Index   Consists of stocks from the Russell MidCap Index
                              with a greater-than-average growth orientation.
                              The Russell MidCap Index consists of the smallest
                              800 companies in the Russell 1000 Index, as ranked by total market capitalization.

S&P MidCap 400 Index          Is an unmanaged group of 400 domestic stocks
                              chosen for their market size, liquidity and industry group representation.

ADR                           American Depositary Receipt

ETD                           Euro Time Deposit

New York Shares               Securities of foreign companies trading on the
                              New York Stock Exchange

PLC                           Public Limited Company

*     Non-income-producing security.

# Loaned security, a portion or all of the security is on loan at June 30, 2004.

+ The security is purchased with the cash collateral received from securities on loan (Note 1).

Repurchase Agreements held by a portfolio are fully collateralized, and such collateral is in the possession of the fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.


10  Janus Aspen Series  June 30, 2004

Notes to Financial Statements (unaudited)

The following section describes organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout this report. In addition, the Notes to Financial Statements explain the methods used in preparing and presenting this report.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Janus Aspen Mid Cap Growth Portfolio (the "Portfolio") is a series fund. The Portfolio is part of Janus Aspen Series (the "Trust"), which was organized as a Delaware Trust (now called a Delaware statutory trust) on May 20, 1993 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Trust offers seventeen portfolios or series of shares with differing investment objectives and policies. The Portfolio invests primarily in equity securities. The Portfolio is classified as diversified, as defined in the 1940 Act. The Portfolio is a no-load investment.

The Portfolio currently offers two classes of shares: Institutional Shares and Service Shares. Each class is issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance contracts (collectively "variable insurance contracts"), as well as certain qualified retirement plans.

The following accounting policies have been consistently followed by the Trust and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

Investment Valuation

Securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers making a market for such securities or by a pricing service approved by the Portfolio's Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Currently, foreign securities and currencies are converted to U.S. dollars using the applicable rate in effect as of 1:00 p.m. (New York time). It is anticipated that sometime during the third calendar quarter, the conversion to U.S. dollars will use the applicable rate in effect as of the close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or are deemed not to be reliable because events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the closing of the NYSE, then their fair value is determined in good faith under procedures established by and under the supervision of the Portfolio's Trustees. The Portfolio may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of the foreign exchanges and the close of the NYSE.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both unrealized and realized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Securities Lending

Under procedures adopted by the Trustees, the Portfolio may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Portfolio may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, such loans will only be made if Janus Capital Management LLC ("Janus Capital") believes the benefit from granting such loans justifies the risk. The Portfolio will not have the right to vote on securities while they are being lent, however, the Portfolio will attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which consists of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit and such other collateral permitted by the Securities and Exchange Commission ("SEC"). The lending agent may also invest the cash collateral in the State Street Navigator Securities Lending Prime Portfolio or investments in unaffiliated money market funds or accounts that comply with Rule 2a-7 of the 1940 Act relating to money market funds and mutually agreed to by the Portfolio and the lending agent.

As of June 30, 2004, the Portfolio had on loan securities as indicated:

                                                                     Value at
Portfolio                                                          June 30, 2004
--------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth Portfolio                               $204,643,166
--------------------------------------------------------------------------------


                                           Janus Aspen Series  June 30, 2004  11

As of June 30, 2004, the Portfolio received cash collateral in accordance with securities lending activity as indicated:

                                                              Cash Collateral at
Portfolio                                                       June 30, 2004
--------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth Portfolio                            $209,491,673
--------------------------------------------------------------------------------

As of June 30, 2004, the Portfolio invested $1,817,046 of the cash collateral received in a letter of credit and $207,674,627 in the State Street Navigator Securities Lending Prime Portfolio.

The borrower pays fees at the Portfolio's direction to its lending agent. The lending agent may retain a portion of the interest earned. The cash collateral invested by the lending agent is disclosed in the Schedule of Investments. The lending fees and the Portfolio's portion of the interest income earned on cash collateral is included on the Statement of Operations.

Foreign Currency Translations

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to security transactions and income.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

When-issued Securities

The Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolio is required to hold liquid assets as collateral with the Portfolio's custodian sufficient to cover the purchase price.

Initial Public Offerings

The Portfolio may invest in initial public offerings ("IPOs"). The Portfolio's performance may be significantly affected, positively or negatively, by investments in IPOs. IPOs and other investment techniques may have a magnified performance impact on a portfolio with a small asset base. The Portfolio may not experience similar performance as its assets grow.

Restricted Security Transactions

Restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolio to sell a security at a fair price and may substantially delay the sale of the security which the Portfolio seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Dividend Distributions

The Portfolio generally makes semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains, if any. The majority of dividends and capital gains distributions from the Portfolio will be automatically reinvested into additional shares of the Portfolio.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements as the Portfolio intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

Proxy Voting

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to their portfolio securities is available (i) without charge, upon request, by calling 1-800-525-1068 (toll free); (ii) on the Portfolio's website at www.janus.com; and (iii) on the SEC's website at http://www.sec.gov.


12  Janus Aspen Series  June 30, 2004

Starting in August 2004, the Portfolio's proxy voting record for the one-year period ending each June 30th will be available through www.janus.com and from the SEC through the SEC's website at http://www.sec.gov.

2. INVESTMENT ADVISORY AGREEMENTS AND
   TRANSACTIONS WITH AFFILIATES

Janus Capital is the investment adviser to the Portfolio. The Portfolio was subject to advisory fees payable to Janus Capital based upon an annual rate of 0.65% of average daily net assets. Effective July 1, 2004, the advisory fee annual rate was reduced from 0.65% to 0.64% of average daily net assets. The advisory fee is calculated daily and paid monthly.

Janus Services LLC, a wholly-owned subsidiary of Janus Capital, receives certain out-of-pocket expenses for transfer agent services.

Certain officers and trustees of the Portfolio may also be officers and/or directors of Janus Capital; however, such officers and trustees receive no compensation from the Portfolio.

Janus Distributors LLC, a wholly-owned subsidiary of Janus Capital, is a distributor of the Portfolio. Service Shares have adopted a Distribution and Shareholder Servicing Plan (the "Plan") pursuant to Rule 12b-1 under The 1940 Act. The Plan authorizes payments by the Portfolio in connection with the distribution of Service Shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of Service Share's average daily net assets.

The Portfolio's expenses may be reduced by voluntary brokerage credits from affiliated or unaffiliated brokers or expense offsets from an unaffiliated custodian. Such credits or offsets are included in Expense and Fee Offsets on the Statement of Operations. Brokerage commissions paid to the brokers reduce Transfer Agent Fees and Expenses. Custodian credits reduce Custodian Fees. The Portfolio could have employed the assets used by the broker and/or custodian to produce income if it had not entered into an expense offset arrangement.

DST Systems, Inc. ("DST"), an affiliate prior to June 16, 2004 of Janus Capital Group Inc. ("JCGI"), parent to the Portfolio's adviser, provides a shareholder accounting system to the Portfolio for a fee. As of December 1, 2003, following a share exchange transaction in which JCGI exchanged 32.3 million shares of its holdings of DST common stock for all of the stock of a wholly-owned subsidiary of DST, JCGI owned approximately 9% of the outstanding common shares of DST. As of June 16, 2004, JCGI sold its remaining shares of common stock of DST. As a result, JCGI does not own any shares of DST common stock. DST fees are included in Transfer Agent Fees and Expenses on the Statement of Operations. Brokerage commissions paid to DST Securities, Inc. serve to reduce Transfer Agent Fees and Expenses. Brokerage commissions paid, fees reduced and the net fees paid to DST for the six month period ended June 30, 2004 are noted below.

                                         DST Securities, Inc.     Portfolio Expense         DST Systems
Portfolio                                  Commissions Paid           Reduction                Costs
-------------------------------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth Portfolio              --                      --                   $2,147
-------------------------------------------------------------------------------------------------------


                                           Janus Aspen Series  June 30, 2004  13

3. FEDERAL INCOME TAX

Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales, foreign currency transactions, net operating losses and capital loss carryovers.

The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers as of December 31, 2003 that may be available to offset future realized capital gains and thereby reduce future taxable gain distributions. These carryovers expire between December 31, 2008 and December 31, 2011.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as of June 30, 2004 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/(depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

                                 Accumulated       Federal Tax       Unrealized       Unrealized     Net Appreciation
 Portfolio                      Capital Losses         Cost         Appreciation    (Depreciation)    /(Depreciation)
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth      $(2,428,332,421)   $1,598,979,492   $545,092,816     $(34,102,248)     $510,990,568
  Portfolio
---------------------------------------------------------------------------------------------------------------------

4. EXPENSES

Expenses are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

The Portfolio bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated pro rata to the Portfolio.

5. EXPENSE RATIOS

Listed below are the gross expense ratios for the Portfolio, absent the waiver of certain fees and offsets.

For the six month period ended
June 30, 2004 (unaudited)
and for each fiscal year ended
December 31                                      Institutional Shares                   |              Service Shares
Portfolio                             2004     2003     2002    2001     2000    1999   |    2004     2003     2002    2001    2000
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth Portfolio  0.66%    0.67%    0.67%   0.67%    0.66%   0.70%  |   0.91%    0.92%    0.92%    0.92%   0.92%
------------------------------------------------------------------------------------------------------------------------------------


14  Janus Aspen Series  June 30, 2004

6. CAPITAL SHARE TRANSACTIONS

                                                                              Janus Aspen
For the six month period ended June 30, 2004 (unaudited)                    Mid Cap Growth
and the fiscal year ended December 31, 2003                                    Portfolio
(all numbers in thousands)                                                2004           2003
----------------------------------------------------------------------------------------------
Transactions in Portfolio Shares - Institutional Shares
  Shares sold                                                             1,512         12,698
  Reinvested dividends and distributions                                     --             --
----------------------------------------------------------------------------------------------
Total                                                                     1,512         12,698
----------------------------------------------------------------------------------------------
  Shares Repurchased                                                     (6,532)       (19,248)
Net Increase/(Decrease) in Portfolio Shares                              (5,020)        (6,550)
Shares Outstanding, Beginning of Period                                  77,069         83,619
----------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                        72,049         77,069
----------------------------------------------------------------------------------------------
Transactions in Portfolio Shares - Service Shares
  Shares sold                                                             1,300          3,659
  Reinvested dividends and distributions                                     --             --
----------------------------------------------------------------------------------------------
Total                                                                     1,300          3,659
----------------------------------------------------------------------------------------------
  Shares Repurchased                                                     (1,370)        (2,707)
Net Increase/(Decrease) in Portfolio Shares                                 (70)           952
Shares Outstanding, Beginning of Period                                   9,730          8,778
----------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                         9,660          9,730
----------------------------------------------------------------------------------------------


                                           Janus Aspen Series  June 30, 2004  15

7. LEGAL MATTERS

In September 2003, the Securities and Exchange Commission ("SEC") and the Office of the New York State Attorney General ("NYAG") publicly announced that they were investigating trading practices in the mutual fund industry. The investigations were prompted by the NYAG's settlement with a hedge fund, Canary Capital, which allegedly engaged in irregular trading practices with certain mutual fund companies. While Janus Capital was not named as a defendant in the NYAG complaint against the hedge fund, Janus Capital was mentioned in the complaint as having allowed Canary Capital to "market time" certain Janus funds. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. The NYAG complaint alleged that this practice is in contradiction to policies stated in the prospectuses for certain Janus funds.

The investigations by the NYAG, the SEC, and certain other agencies, including the Colorado Division of Securities and the Colorado Attorney General ("COAG"), also sought to determine whether late trading occurred in mutual funds managed by Janus Capital. The term "late trading" generally refers to the practice of permitting or processing a fund purchase or redemption in a manner that improperly allows the current day's fund share price to be used for an order that was placed or improperly processed at a time following the deadline for obtaining that day's share price (normally, 4:00 p.m. (eastern time)). Because many mutual fund transactions are cleared and settled through financial intermediaries, Janus Capital cannot exclude the possibility that one or more intermediaries may have submitted improper or unauthorized late trade transactions to Janus Capital in violation of Janus Capital's agreements with those intermediaries.

Other documentation and information sought by various regulatory agencies, including the National Association of Securities Dealers, the West Virginia Attorney General, the Florida Department of Financial Services, the NYAG, the SEC, the COAG, the Colorado Division of Securities and one or more U.S. Attorney offices, relate to a variety of matters, including but not limited to: disclosure of portfolio holdings, trading by executives in fund shares, certain revenue sharing arrangements, information related to cash and non-cash compensation paid to brokers, trading by Janus Capital investment personnel in portfolio securities owned by certain Janus funds, information provided to the Trustees of certain Janus funds in connection with the review and approval of management contracts related to such Janus funds, information related to certain types of distribution and sales arrangements with brokers and other distributors of mutual fund products, and other topics related to the foregoing. The Janus funds, Janus Capital Group Inc. and its subsidiaries have either complied with or intend to comply with these subpoenas and other document and information requests.

On April 27, 2004, Janus Capital announced agreements in principle with the NYAG, the COAG and the Colorado Division of Securities setting forth financial agreements and certain corporate governance and compliance initiatives that will be required by such regulators. Janus Capital also announced an agreement in principle with respect to monetary terms with the SEC, subject to the approval of the SEC Commissioners. Pursuant to such agreements, Janus Capital has agreed to pay $50 million in restoration to compensate investors for any adverse effects of frequent trading and $50 million in civil penalties. Janus Capital also agreed to reduce its management fees in the amount of $25 million a year for five years. Specific fee reductions, effective July 1, 2004, were determined on a fund-by-fund basis and were calculated using assets under management as of May 31, 2004. Therefore, the total reduction in revenue over a five-year period could be greater than or less than $125 million, depending on whether assets under management in the affected funds increase or decrease. Janus also agreed to make $1.2 million in other settlement-related payments required by the State of Colorado.

Subsequent to the initiation of the regulatory investigations, a number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals on behalf of Janus fund shareholders and shareholders of Janus Capital Group Inc. The factual allegations made in these actions are generally based on the NYAG complaint against Canary Capital and in general allege that Janus Capital allowed certain hedge funds and other investors to engage in "market timing" trades in certain Janus funds. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the federal securities laws; (ii) breach of fiduciary duties, as established by state common law or federal law, to the funds and/or individual investors; (iii) breach of contract; (iv) unjust enrichment; and (v) violations of Section 1962 of the Racketeering Influenced and Corrupt Organizations Act.

The "market timing" lawsuits include actions purportedly on behalf of a class of Janus fund investors, cases allegedly brought on behalf of the funds themselves, a case asserting claims both on behalf of an investor class and derivatively on behalf of the funds, cases brought on behalf of shareholders of Janus Capital Group Inc. on a derivative basis against the Board of Directors of Janus Capital Group Inc., purported ERISA actions against the managers of the Janus 401(k) plan, and a non-class "representative action" purportedly brought


16  Janus Aspen Series  June 30, 2004
on behalf of the general public. The complaints also name various defendants. One or more Janus entities (Janus Capital Group Inc., Janus Capital Management LLC or Janus Capital Corporation) are named in every action. In addition, actions have been brought against Janus Investment Fund and/or one or more of the individual Janus funds, the Janus fund Trustees, officers of the Janus funds, officers of Janus Capital, officers of Janus Capital Group Inc., and directors of Janus Capital Group Inc.

The "market timing" lawsuits were filed in a number of state and federal jurisdictions. The Judicial Panel on Multidistrict Litigation has finally or conditionally transferred all but one of these actions to the United States District Court for the District of Maryland for coordinated proceedings. One action (alleging failure to adequately implement fair value pricing) has been remanded to state court in Madison County, Illinois and is not subject to the federal transfer procedures.

In addition to the "market timing" actions described above, civil lawsuits have been filed against Janus Capital challenging the investment advisory fees charged by Janus Capital to certain funds managed by Janus Capital.

Additional lawsuits may be filed against certain of the Janus funds, Janus Capital and related parties in the future. Janus Capital does not currently believe that any of the pending actions will materially affect its ability to continue to provide to the Funds the services it has agreed to provide.

8. SUBSEQUENT EVENT

On July 29, 2004, Janus Capital Group Inc. announced that a client of Janus Capital Management LLC ("Janus Capital") intends to redeem funds totaling approximately $4.7 billion by year end, subject to the approval by the client's board of directors. The majority of the assets to be redeemed are in the Institutional Share class of certain Portfolios within Janus Aspen Series. Janus Capital is working with the client to transfer the redeeming assets "in kind" to assist the affected Portfolios' managers in limiting the disruption to the Portfolios and minimizing potential transaction costs. The redemption is anticipated to occur by the end of the Portfolios' 2004 fiscal period. To the extent necessary, Janus Capital intends to voluntarily waive certain fees imposed on the Portfolios to limit the economic impact such redemptions might otherwise have on remaining shareholders of the affected Portfolios.


                                           Janus Aspen Series  June 30, 2004  17

Explanations of Charts, Tables and Financial Statements (unaudited)

1. PERFORMANCE OVERVIEWS

The performance overview graph compares the performance of a hypothetical $10,000 investment in the Portfolio (from inception) with one or more widely used market indices through June 30, 2004.

Average annual total returns are quoted for each class of the Portfolio. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.

When comparing the performance of the Portfolio with an index, keep in mind that market indices do not include brokerage commissions that would be incurred if you purchased the individual securities in the index. They also do not include taxes payable on dividends and interest or operating expenses incurred if you maintained a portfolio invested in the index.

2. SCHEDULE OF INVESTMENTS

Following the performance overview section is the Portfolio's Schedule of Investments. This schedule reports the industry concentrations and types of securities held in the Portfolio on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The market value of each security is quoted as of the last day of the reporting period. The values of securities denominated in foreign currencies are converted into U.S. dollars.

A summary of investments by country is provided if the Portfolio invested in foreign securities as of the reporting period. This summary reports the Portfolio's exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country in which the company is incorporated.

2A. FORWARD CURRENCY CONTRACTS

A table listing forward currency contracts follows the Portfolio's Schedule of Investments (if applicable). Forward currency contracts are agreements to deliver or receive a preset amount of currency at a future date. Forward currency contracts are used to hedge against foreign currency risk in the Portfolio's long-term holdings.

The table provides the name of the foreign currency, the settlement date of the contract, the amount of the contract, the value of the currency in U.S. dollars and the amount of unrealized gain or loss. The amount of unrealized gain or loss reflects the change in currency exchange rates from the time the contract was opened to the last day of the reporting period.

2B. FUTURES

A table listing futures contracts follows the Portfolio's Schedule of Investments (if applicable). Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. Futures are used to hedge against adverse movements in securities prices, currency risk or interest rates.

The table provides the name of the contract, number of contracts held, the expiration date, the principal amount, value and the amount of unrealized gain or loss. The amount of unrealized gain or loss reflects the marked to market amount for the last day of the reporting period.

3. STATEMENT OF ASSETS AND LIABILITIES

This statement is often referred to as the "balance sheet." It lists the assets and liabilities of the Portfolio on the last day of the reporting period.

The Portfolio's assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on stocks owned and the receivable for Portfolio shares sold to investors but not yet settled. The Portfolio's liabilities include payables for securities purchased but not yet settled, Portfolio shares redeemed but not yet paid and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section titled "Net Assets Consist of" breaks down the components of the Portfolio's net assets. Because the Portfolio must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last line of this statement reports the Portfolio's net asset value ("NAV") per share on the last day of the reporting period for each class of the Portfolio. The NAV is calculated by dividing the Portfolio's net assets (assets minus liabilities) by the number of shares outstanding.


18  Janus Aspen Series  June 30, 2004

4. STATEMENT OF OPERATIONS

This statement details the Portfolio's income, expenses, gains and losses on securities and currency transactions, and appreciation or depreciation of current Portfolio holdings. The first section in this statement, titled "Investment Income," reports the dividends earned from stocks and interest earned from interest-bearing securities in the Portfolio.

The next section reports the expenses and expense offsets incurred by the Portfolio, including the advisory fee paid to the investment adviser and transfer agent fees.

The last section lists the increase or decrease in the value of securities held in the Portfolio. The Portfolio realizes a gain (or loss) when it sells its position in a particular security. An unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Portfolio during the reporting period. "Net Realized and Unrealized Gain/ (Loss) on Investments" is affected both by changes in the market value of Portfolio holdings and by gains (or losses) realized during the reporting period.

5. STATEMENT OF CHANGES IN NET ASSETS

This statement reports the increase or decrease in the Portfolio's net assets during the reporting period. Changes in the Portfolio's net assets are attributable to investment operations, dividends, distributions and capital share transactions. This is important to investors because it shows exactly what caused the Portfolio's net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Portfolio's investment performance. The Portfolio's net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends in cash, money is taken out of the Portfolio to pay the distribution. If investors reinvest their dividends, the Portfolio's net assets will not be affected. If you compare the Portfolio's "Net Decrease from Dividends and Distributions" to the "Reinvested dividends and distributions," you will notice that dividend distributions had little effect on the Portfolio's net assets. This is because the majority of Janus investors reinvest their distributions.

The reinvestment of dividends is included under "Capital Share Transactions." "Capital Shares" refers to the money investors contribute to the Portfolio through purchases or withdrawals via redemptions. The Portfolio's net assets will increase and decrease in value as investors purchase and redeem shares from the Portfolio.

6. FINANCIAL HIGHLIGHTS

This schedule provides a per-share breakdown of the components that affect the Portfolio's NAV for current and past reporting periods for each class of the Portfolio. Not only does this table provide you with total return, it also reports total distributions, asset size, expense ratios and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income per share, which comprises dividends and interest income earned on securities held by the Portfolio. Following is the total of gains, realized and unrealized. Dividends and distributions are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the average annual total return reported the last day of the period.

Also included are the expense ratios, or the percentage of net assets that was used to cover operating expenses during the period. Expense ratios vary for a number of reasons, including the differences in management fees, the frequency of dividend payments and the extent of foreign investments, which entail greater transaction costs.

The Portfolio's expenses may be reduced through expense-reduction arrangements. These arrangements may include the use of brokerage commissions, uninvested cash balances earning interest or balance credits. The Statement of Operations reflects total expenses before any such offset, the amount of offset and the net expenses. The expense ratios listed in the Financial Highlights reflect total expenses prior to any expense offset (gross expense ratio) and after the expense offsets (net expense ratio). Both expense ratios reflect expenses after waivers (reimbursements), if applicable.

The ratio of net investment income/(loss) summarizes the income earned less expenses divided by the average net assets of the Portfolio during the reporting period. Don't confuse this ratio with the Portfolio's yield. The net investment income ratio is not a true measure of the Portfolio's yield because it doesn't take into account the dividends distributed to the Portfolio's investors.

The next ratio is the portfolio turnover rate, which measures the buying and selling activity in a Portfolio. Portfolio turnover is affected by market conditions, changes in the size of a Portfolio, the nature of the Portfolio's investments and the investment style of the portfolio manager. A 100% rate implies that an amount equal to the value of the entire portfolio is turned over in a year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the portfolio is traded every six months.


                                           Janus Aspen Series  June 30, 2004  19

Notes










20  Janus Aspen Series  June 30, 2004

Notes











                                           Janus Aspen Series  June 30, 2004  21

Janus provides access to a wide range of investment disciplines.
--------------------------------------------------------------------------------

Growth & Core

Janus growth portfolios focus on companies believed to be the leaders in their respective industries, with solid management teams, expanding market share, margins and efficiencies. Janus core portfolios seek investments in more stable and predictable companies. These portfolios look for a strategic combination of steady growth and for certain portfolios, some degree of income.

International & Global

Janus international and global portfolios seek to leverage Janus' research capabilities by taking advantage of inefficiencies in foreign markets, where accurate information and analytical insight are often at a premium.

Value

Janus value portfolios invest in companies they believe are poised for a turnaround or are trading at a significant discount to fair value. The goal is to gain unique insight into a company's true value and identify and evaluate potential catalysts that may unlock shareholder value.

Risk-Managed

Janus risk-managed portfolios seek to outperform their respective indices while maintaining a risk profile equal to or lower than the index itself. Managed by INTECH, these portfolios use a mathematical process in an attempt to build a more "efficient" portfolio than the index.

Fixed Income

Janus income portfolios attempt to provide less risk relative to equities while seeking to deliver a competitive total return through high current income and appreciation.


For more information, contact your investment professional or go to www.janus.com.

        [LOGO] JANUS CAPITAL  |  151 Detroit Street
                       Group  |  Denver, CO 80206
                              |  1-800-525-1068


This material must be preceded or accompanied by a prospectus.
Portfolio distributed by Janus Distributors LLC (7/04)

C-0704-186                                                      109-24-719 08-04

                                                          ----------------------
                                                          2004 Semiannual Report
                                                          ----------------------

Janus Aspen Series
--------------------------------------------------------------------------------
      Janus Aspen Mid Cap Value Portfolio

                                                            [LOGO] JANUS CAPITAL
                                                                           Group

Table of Contents

Schedule of Investments ..................................................     3
Statement of Assets and Liabilities ......................................     6
Statement of Operations ..................................................     7
Statement of Changes in Net Assets .......................................     8
Financial Highlights .....................................................     9
Notes to Schedule of Investments .........................................    10
Notes to Financial Statements ............................................    11
Explanations of Charts, Tables and Financial Statements ..................    18

Janus Aspen Mid Cap Value Portfolio
(unaudited)                                                 Portfolio Managed by
                                       Perkins, Wolf, McDonnell and Company, LLC

Performance
================================================================================
Average Annual Total Return - for the periods ended June 30, 2004
--------------------------------------------------------------------------------
Initial investment of $10,000

                  Janus Aspen Mid Cap
                   Value Portfolio -           Russell Midcap Value
                  Institutional Shares              Index
12/31/2002*             $10,000                    $10,000
01/31/2003               $9,530                     $9,723
02/28/2003               $9,370                     $9,562
03/31/2003               $9,400                     $9,594
04/30/2003              $10,040                    $10,324
05/31/2003              $10,960                    $11,233
06/30/2003              $11,020                    $11,311
07/31/2003              $11,400                    $11,663
08/31/2003              $11,950                    $12,077
09/30/2003              $11,710                    $11,983
10/31/2003              $12,530                    $12,863
11/30/2003              $12,930                    $13,235
12/31/2003              $13,614                    $13,807
01/31/2004              $13,964                    $14,171
02/29/2004              $14,334                    $14,521
03/31/2004              $14,384                    $14,545
04/30/2004              $14,024                    $13,930
05/31/2004              $14,284                    $14,287
06/30/2004              $14,754                    $14,797

                                         Fiscal         One            Since
                                      Year-to-Date      Year        Inception*
--------------------------------------------------------------------------------
Janus Aspen Mid Cap Value
Portfolio - Institutional Shares#         8.53%        34.29%         29.69%
--------------------------------------------------------------------------------
Janus Aspen Mid Cap Value
Portfolio - Service Shares                8.30%        33.89%         29.69%
--------------------------------------------------------------------------------
Russell Midcap Value Index                7.17%        30.81%         29.85%
--------------------------------------------------------------------------------
================================================================================

Data presented represents past performance, which is no guarantee of future results. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, current performance may be higher or lower than the performance shown. Call 1-800-525-1068 or visit www.janus.com for current month end performance.

See Notes to Schedule of Investments for index definitions.

Total return includes reinvestment of dividends, distributions and capital gains. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Returns shown for Janus Aspen Mid Cap Value Portfolio - Institutional Shares for periods prior to May 1, 2003 are derived from the historical performance of its Service Shares.

These returns do not reflect the charges and expenses of any particular insurance product or qualified plan.

* The Portfolio's inception date - December 31, 2002

# Institutional Shares inception date - May 1, 2003

Portfolio Strategy
--------------------------------------------------------------------------------
To seek capital appreciation by primarily investing at least 80% in common stocks of mid-sized companies whose stock prices are believed to be undervalued.

Portfolio Asset Mix - (% of Net Assets)
--------------------------------------------------------------------------------

[PIE CHART OMITTED]

Cash and Cash Equivalents - 6.2%
Common Stock - Foreign - 7.6%
Common Stock - Domestic - 86.2%

                                                          Number of Stocks: 131
                                                          Top 10 Equities: 13.5%


                                            Janus Aspen Series  June 30, 2004  1

Janus Aspen Mid Cap Value Portfolio

Top 10 Equity Holdings - (% of Net Assets)
--------------------------------------------------------------------------------
                                          June 30, 2004        December 31, 2003
Berkshire Hathaway, Inc. - Class B                 2.0%                     3.3%
Washington Federal, Inc.                           1.6%                     1.6%
Old Republic International Corp.                   1.4%                     0.9%
CIT Group, Inc.                                    1.3%                     1.3%
Magna International, Inc. - Class A
  (New York Shares)                                1.2%                     1.0%
W.W. Grainger, Inc.                                1.2%                     1.0%
ALLTEL Corp.                                       1.2%                       -
Rayonier, Inc.                                     1.2%                     1.2%
Genuine Parts Co.                                  1.2%                     1.4%
Compass Bancshares, Inc.                           1.2%                     0.7%

Top Industries - Portfolio vs. Index (% of Net Assets)
--------------------------------------------------------------------------------

[BAR CHART OMITTED]

                                         Janus Aspen           Russell Mid
                                        Mid Cap Value           Cap Value
                                          Portfolio               Index
Oil Companies - Exploration
 and Production                              5.7%                  2.5%
Savings/Loan/Thrifts                         4.6%                  1.6%
Reinsurance                                  3.7%                  0.1%
Distribution/Wholesale                       3.2%                  0.9%
Commercial Banks                             3.0%                  8.4%
Multi-Line Insurance                         2.5%                  1.6%
Oil and Gas Drilling                         2.1%                  0.3%
Oil - Field Services                         2.0%                  0.2%
Paper and Related Products                   1.9%                  1.7%
Telephone - Integrated                       1.8%                  1.1%

--------------------------------------------------------------------------------
See "Explanations of Charts, Tables and Financial Statements."

This Portfolio is designed for long-term investors who can accept the special risks associated with value investing.

The Portfolio may differ significantly from the securities held in the index. The index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio.

Janus Capital Management LLC has contractually agreed to waive the Portfolio's total operating expenses to the levels indicated in the prospectus until at least May 1, 2006. Without such waivers, total returns would have been lower.

Janus Capital Group Inc. has a 30% ownership stake in the investment advisory business of Perkins, Wolf, McDonnell and Company, LLC.


2  Janus Aspen Series  June 30, 2004

(unaudited)

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Common Stock - 93.8%
Agricultural Operations - 0.7%
       5,900    Bunge, Ltd ..................................    $      229,746

Applications Software - 0.6%
      26,500    Pinnacle Systems, Inc.* .....................           189,475

Automotive - Truck Parts and Equipment - Original - 1.7%
       3,300    Autoliv, Inc ................................           139,260
       4,900    Magna International, Inc. - Class A
                 (New York Shares) ..........................           417,333
                                                                        556,593

Broadcast Services and Programming - 0.6%
      24,000    Liberty Media Corp. - Class A* ..............           215,760

Building - Residential and Commercial - 1.4%
       6,400    Pulte Homes, Inc ............................           332,992
       3,000    Standard Pacific Corp .......................           147,900
                                                                        480,892

Cable Television - 0.1%
       1,200    Liberty Media International, Inc. - Class A*             44,520

Chemicals - Specialty - 1.1%
      10,100    Lubrizol Corp ...............................           369,862

Coal - 0.6%
       5,600    Arch Coal, Inc ..............................           204,904

Commercial Banks - 3.0%
       9,100    Compass Bancshares, Inc .....................           391,300
       3,900    Mercantile Bankshares Corp ..................           182,598
       6,800    National Commerce Financial Corp ............           221,000
       5,200    SouthTrust Corp .............................           201,812
                                                                        996,710

Commercial Services - 0.9%
      23,200    ServiceMaster Co ............................           285,824

Commercial Services - Finance - 0.5%
       3,500    H&R Block, Inc ..............................           166,880

Computers - Memory Devices - 1.7%
      20,600    Advanced Digital Information Corp.* .........           199,820
       4,000    Imation Corp ................................           170,440
      29,400    Maxtor Corp.* ...............................           194,922
                                                                        565,182

Consumer Products - Miscellaneous - 0.8%
      11,100    American Greetings Corp. - Class A* .........           257,298

Data Processing and Management - 0.6%
       7,000    SEI Investments Co ..........................           203,280

Decision Support Software - 0.5%
      12,500    NetIQ Corp.* ................................           165,000

Diagnostic Equipment - 0.8%
      10,200    Cytyc Corp.* ................................           258,774

Distribution/Wholesale - 3.2%
       9,900    Genuine Parts Co ............................           392,832
      19,000    Ingram Micro, Inc. - Class A* ...............           274,930
       7,100    W.W. Grainger, Inc ..........................           408,250
                                                                      1,076,012

Diversified Operations - 1.7%
       7,000    Federal Signal Corp .........................           130,270
       3,500    Harsco Corp .................................           164,500
       2,800    Pentair, Inc ................................            94,192
       5,500    Trinity Industries, Inc .....................           174,845
                                                                        563,807

Electronic Components - Semiconductors - 1.0%
       7,600    QLogic Corp.* ...............................           202,084
       7,400    Zoran Corp.* ................................           135,790
                                                                        337,874

Electronic Design Automation - 0.8%
      10,000    Synopsys, Inc.* .............................           284,300

Electronic Measuring Instruments - 0.3%
       3,100    Garmin, Ltd .................................           114,824

Engineering - Research and Development Services - 1.1%
       3,600    Fluor Corp ..................................           171,612
       5,200    Jacobs Engineering Group, Inc.* .............           204,776
                                                                        376,388

Fiduciary Banks - 0.6%
       5,000    Wilmington Trust Corp .......................           186,100

Finance - Commercial - 1.3%
      11,100    CIT Group, Inc ..............................           425,019

Food - Diversified - 0.9%
       7,600    H.J. Heinz Co ...............................           297,920

Food - Retail - 0.6%
       8,400    Safeway, Inc.* ..............................           212,856

Food - Wholesale/Distribution - 1.4%
       6,400    Fresh Del Monte Produce, Inc ................           161,728
       9,900    Supervalu, Inc ..............................           303,039
                                                                        464,767

Forestry - 0.5%
       5,000    Plum Creek Timber Company, Inc ..............           162,900

Gas - Distribution - 0.8%
      12,300    ONEOK, Inc ..................................           270,477

Health Care Cost Containment - 0.7%
       6,600    McKesson Corp ...............................           226,578

Home Furnishings - 0.5%
       8,500    La-Z-Boy, Inc ...............................           152,830

Hospital Beds and Equipment - 1.1%
       6,200    Hillenbrand Industries, Inc .................           374,790

Hotels and Motels - 0.7%
       9,000    Fairmont Hotels & Resorts, Inc.
                 (New York Shares) ..........................           242,550

Industrial Gases - 0.9%
       5,500    Air Products and Chemicals, Inc .............           288,475

Instruments - Controls - 0.5%
       3,300    Mettler-Toledo International, Inc.* .........           162,162

Internet Applications Software - 0.4%
       9,500    Verity, Inc.* ...............................           128,345

Internet Security - 1.5%
      10,100    Check Point Software Technologies, Ltd.
                 (New York Shares)* .........................           272,599
      15,700    Internet Security Systems, Inc.* ............           240,838
                                                                        513,437

Investment Management and Advisory Services - 1.6%
      10,400    Federated Investors, Inc. - Class B .........           315,536
      10,100    Waddell & Reed Financial, Inc. - Class A ....           223,311
                                                                        538,847

See Notes to Schedule of Investments and Financial Statements.


                                            Janus Aspen Series  June 30, 2004  3

Janus Aspen Mid Cap Value Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Machinery - Construction and Mining - 0.7%
       7,900    Joy Global, Inc .............................    $      236,526

Machinery - General Industrial - 0.4%
       3,600    Albany International Corp. - Class A ........           120,816

Medical - Drugs - 0.8%
      11,200    Priority Healthcare Corp. - Class B* ........           257,040

Medical - Generic Drugs - 1.0%
      16,550    Mylan Laboratories, Inc .....................           335,138

Medical - HMO - 0.5%
      10,100    Humana, Inc.* ...............................           170,690

Medical - Hospitals - 1.6%
       5,700    HCA, Inc ....................................           237,063
       5,200    LifePoint Hospitals, Inc.* ..................           193,544
       7,200    Province Healthcare Co.* ....................           123,480
                                                                        554,087

Medical - Nursing Homes - 0.7%
       7,400    Manor Care, Inc .............................           241,832

Medical Labs and Testing Services - 1.5%
       4,400    Covance, Inc.* ..............................           169,752
       8,100    Laboratory Corporation of America Holdings* .           321,570
                                                                        491,322

Medical Products - 0.3%
       2,600    Invacare Corp ...............................           116,272

Medical Sterilization Products - 1.2%
      17,300    Steris Corp.* ...............................           390,288

Multi-Line Insurance - 2.5%
       8,505    Cincinnati Financial Corp ...................           370,138
      19,600    Old Republic International Corp .............           464,912
                                                                        835,050

Multimedia - 1.3%
       6,900    Belo Corp. - Class A ........................           185,265
       3,100    McGraw-Hill Companies, Inc ..................           237,367
                                                                        422,632

Networking Products - 1.3%
      34,200    3Com Corp.* .................................           213,750
      16,300    Foundry Networks, Inc.* .....................           229,341
                                                                        443,091

Non-Hazardous Waste Disposal - 0.6%
       7,600    Republic Services, Inc ......................           219,944

Office Automation and Equipment - 0.6%
      14,800    Xerox Corp.* ................................           214,600

Oil - Field Services - 2.0%
       5,500    Cal Dive International, Inc.* ...............           166,760
      19,600    Key Energy Services, Inc.* ..................           185,024
      10,600    Varco International, Inc.* ..................           232,034
       2,200    Weatherford International, Ltd.* ............            98,956
                                                                        682,774

Oil and Gas Drilling - 2.1%
       6,600    Global Santa Fe Corp ........................           174,900
       3,700    Noble Corp.* ................................           140,193
       9,100    Patterson-UTI Energy, Inc ...................           304,031
       2,100    Precision Drilling Corp.* ...................           100,821
                                                                        719,945

Oil Companies - Exploration and Production - 5.7%
       2,800    Anadarko Petroleum Corp .....................           164,080
       5,500    Burlington Resources, Inc ...................           198,990
       3,800    Devon Energy Corp ...........................           250,800
       5,500    EOG Resources, Inc ..........................           328,405
      12,500    Forest Oil Corp.* ...........................           341,499
       5,700    Newfield Exploration Co.* ...................           317,718
       6,100    Noble Energy, Inc ...........................           311,100
                                                                      1,912,592

Oil Companies - Integrated - 0.9%
       8,400    Marathon Oil Corp ...........................           317,856

Oil Field Machinery and Equipment - 1.2%
       5,800    Cooper Cameron Corp.* .......................           282,460
       4,300    National-Oilwell, Inc.* .....................           135,407
                                                                        417,867

Paper and Related Products - 1.9%
       8,855    Rayonier, Inc ...............................           393,605
       3,500    Temple-Inland, Inc ..........................           242,375
                                                                        635,980

Pharmacy Services - 0.9%
       7,000    Omnicare, Inc ...............................           299,670

Power Converters and Power Supply Equipment - 0.8%
      13,300    American Power Conversion Corp ..............           261,345

Property and Casualty Insurance - 0.7%
       4,700    Mercury General Corp ........................           233,355

Publishing - Periodicals - 0.3%
       6,900    Reader's Digest Association, Inc ............           110,331

REIT - Apartments - 0.5%
       4,000    Home Properties, Inc ........................           155,920

REIT - Office Property - 0.9%
       9,200    Prentiss Properties Trust ...................           308,384

REIT - Shopping Centers - 0.5%
       5,200    Weingarten Realty Investors .................           162,656

Reinsurance - 3.7%
         235    Berkshire Hathaway, Inc. - Class B* .........           694,425
       2,800    Everest Re Group, Ltd .......................           225,008
       8,600    IPC Holdings, Ltd ...........................           317,598
                                                                      1,237,031

Retail - Apparel and Shoe - 0.8%
       7,000    Talbots, Inc ................................           274,050

Retail - Discount - 0.9%
      20,300    Big Lots, Inc.* .............................           293,538

Retail - Drug Store - 0.8%
       6,400    CVS Corp ....................................           268,928

Retail - Restaurants - 1.4%
       4,700    Bob Evans Farms, Inc ........................           128,686
       9,800    Brinker International, Inc.* ................           334,376
                                                                        463,062

Retail - Toy Store - 0.8%
      16,290    Toys R Us, Inc.* ............................           259,500

Savings/Loan/Thrifts - 4.6%
       5,320    Astoria Financial Corp ......................           194,606
      21,400    Brookline Bancorp, Inc ......................           313,938
       7,800    People's Bank ...............................           242,970
      13,800    Provident Financial Services, Inc ...........           242,190
      23,620    Washington Federal, Inc .....................           566,879
                                                                      1,560,583

See Notes to Schedule of Investments and Financial Statements.


4  Janus Aspen Series  June 30, 2004

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Semiconductor Components/Integrated Circuits - 0.7%
      17,100    Integrated Device Technology, Inc.* .........    $      236,664

Steel - Producers - 0.8%
       9,665    Steel Dynamics, Inc.* .......................           276,709

Super-Regional Banks - 1.1%
       6,800    PNC Bank Corp ...............................           360,944

Telecommunication Equipment - Fiber Optics - 0.5%
      10,500    Newport Corp.* ..............................           169,785

Telephone - Integrated - 1.8%
       7,800    ALLTEL Corp .................................           394,836
      12,500    IDT Corp.* ..................................           225,375
                                                                        620,211

Toys - 0.7%
      13,100    Mattel, Inc .................................           239,075

Transportation - Air Freight - 0.5%
       4,200    CNF, Inc ....................................           174,552

Transportation - Marine - 0.1%
       1,100    Teekay Shipping Corp. (New York Shares) .....            41,118

Transportation - Railroad - 0.7%
      14,100    Kansas City Southern* .......................           218,550

Transportation - Services - 1.1%
      28,600    Laidlaw International, Inc.* ................           370,656

Transportation - Truck - 1.1%
       8,100    Swift Transportation Company, Inc.* .........           145,395
       6,600    USF Corp ....................................           231,858
                                                                        377,253

Wireless Equipment - 0.6%
      20,300    Wireless Facilities, Inc.* ..................           199,549
--------------------------------------------------------------------------------
Total Common Stock (cost $26,826,298) .......................        31,501,719
--------------------------------------------------------------------------------
Short-Term U.S. Government Agencies - 6.0%
                Fannie Mae
$  2,000,000     1.25%, 7/1/04
                 (amortized cost $2,000,000) ................         2,000,000
--------------------------------------------------------------------------------
Total Investments (total cost $28,826,298) - 99.8% ..........        33,501,719
--------------------------------------------------------------------------------
Cash, Receivables and Other Assets, net of Liabilities-- 0.2%            82,994
--------------------------------------------------------------------------------
Net Assets - 100% ...........................................    $   33,584,713
--------------------------------------------------------------------------------

Summary of Investments by Country, June 30, 2004

Country                            Market Value       % of Investment Securities
--------------------------------------------------------------------------------
Bermuda                             $   871,308                             2.6%
Canada                                  760,704                             2.3%
Cayman Islands                          591,645                             1.8%
Israel                                  272,599                             0.8%
Marshall Islands                         41,118                             0.1%
United States++                      30,964,345                            92.4%
--------------------------------------------------------------------------------
Total                               $33,501,719                           100.0%

++Includes Short-Term Securities (86.5% excluding Short-Term Securities)

See Notes to Schedule of Investments and Financial Statements.


                                            Janus Aspen Series  June 30, 2004  5

Statement of Assets and Liabilities
                                                                    Janus Aspen
                                                                      Mid Cap
As of June 30, 2004 (unaudited)                                        Value
(all numbers in thousands except net asset value per share)          Portfolio
--------------------------------------------------------------------------------
Assets:
  Investments at cost                                              $     28,826
  Investments at value                                             $     33,502
    Cash                                                                     46
    Receivables:
      Investments sold                                                      218
      Portfolio shares sold                                                  17
      Dividends                                                              32
    Other assets                                                             --
--------------------------------------------------------------------------------
Total Assets                                                             33,815
--------------------------------------------------------------------------------
Liabilities:
    Payables:
      Investments purchased                                                 179
      Portfolio shares repurchased                                            1
      Advisory fees                                                          17
      Transfer agent fees and expenses                                       --
      Distribution fees - Service Shares                                      5
      Service fees - Service Shares                                           2
    Accrued expenses                                                         26
--------------------------------------------------------------------------------
Total Liabilities                                                           230
Net Assets                                                         $     33,585
--------------------------------------------------------------------------------
Net Assets Consist of:
  Capital (par value and paid-in surplus)*                         $     30,385
  Undistributed net investment income/(loss)*                                 9
  Undistributed net realized gain/(loss) from investments
   and foreign currency transactions*                                    (1,485)
  Unrealized appreciation/(depreciation) of investments
   and foreign currency translations                                      4,676
--------------------------------------------------------------------------------
Total Net Assets                                                   $     33,585
--------------------------------------------------------------------------------
Net Assets - Institutional Shares                                  $      8,094
  Shares Outstanding, $0.001 Par Value
   (unlimited shares authorized)                                            566
--------------------------------------------------------------------------------
  Net Asset Value Per Share                                        $      14.30
--------------------------------------------------------------------------------
Net Assets - Service Shares                                        $     25,491
  Shares Outstanding, $0.001 Par Value
   (unlimited shares authorized)                                          1,786
--------------------------------------------------------------------------------
  Net Asset Value Per Share                                        $      14.27
--------------------------------------------------------------------------------

    *See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.


6  Janus Aspen Series  June 30, 2004

Statement of Operations
                                                                    Janus Aspen
                                                                      Mid Cap
For the six month period ended June 30, 2004 (unaudited)               Value
(all numbers in thousands)                                           Portfolio
--------------------------------------------------------------------------------
Investment Income:
  Interest                                                         $          9
  Dividends                                                                 203
  Foreign tax withheld                                                       (1)
--------------------------------------------------------------------------------
Total Investment Income                                                     211
--------------------------------------------------------------------------------
Expenses:
  Advisory fees                                                             103
  Transfer agent fees and expenses                                            2
  Registration fees                                                           9
  Custodian fees                                                              7
  Excise tax                                                                 10
  Audit fees                                                                 10
  Trustees' fees and expenses                                                 1
  Distribution fees - Service Shares                                         31
  Service fees - Service Shares                                              12
  Other expenses                                                             17
--------------------------------------------------------------------------------
  Total Expenses                                                            202
  Expense and Fee Offsets                                                    --
  Net Expenses                                                              202
  Net Investment Income/(Loss)                                                9
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments:
  Net realized gain/(loss) from securities transactions                   3,020
  Change in net unrealized appreciation or depreciation
   of investments and foreign currency                                     (470)
--------------------------------------------------------------------------------
Net Gain/(Loss) on Investments                                            2,550
Net Increase/(Decrease) in Net Assets Resulting
 from Operations                                                   $      2,559
--------------------------------------------------------------------------------

See Notes to Financial Statements.


                                            Janus Aspen Series  June 30, 2004  7

Statement of Changes in Net Assets

                                                                            Janus Aspen
For the six month period ended June 30, 2004 (unaudited)                   Mid Cap Value
and for the fiscal year or period ended December 31, 2003                    Portfolio
(all numbers in thousands)                                              2004         2003(1)
----------------------------------------------------------------------------------------------
Operations:
  Net investment income/(loss)                                       $        9     $       41
  Net realized gain/(loss) from investment                                3,020          2,141
  Change in unrealized net appreciation/(depreciation)
   of investments and foreign currency translations                        (470)         5,342
----------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations           2,559          7,524
----------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
  Net investment income*
    Institutional Shares                                                     (2)           (11)
    Service Shares                                                           (5)           (24)
  Net realized gain from investment transactions*
    Institutional Shares                                                   (253)            --
    Service Shares                                                         (799)            --
----------------------------------------------------------------------------------------------
Net Decrease from Dividends and Distributions                            (1,059)           (35)
----------------------------------------------------------------------------------------------
Capital Share Transactions:
  Shares sold
    Institutional Shares                                                  2,649          2,206
    Service Shares                                                        2,319         10,473
  Shares issued in connection with acquisition*
    Institutional Shares                                                    N/A          3,234
    Service Shares                                                          N/A         10,746
  Reinvested dividends and distributions
    Institutional Shares                                                    255             11
    Service Shares                                                          804             24
  Shares repurchased
    Institutional Shares                                                 (1,212)          (718)
    Service Shares                                                       (2,428)        (3,767)
----------------------------------------------------------------------------------------------
Net Increase/(Decrease) from Capital Share Transactions                   2,387         22,209
----------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                                     3,887         29,698
Net Assets:
  Beginning of period                                                    29,698             --
----------------------------------------------------------------------------------------------
  End of period                                                      $   33,585     $   29,698
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Undistributed net investment income/(loss)*                          $        9     $        7
----------------------------------------------------------------------------------------------

Purchases and Sales of Investment Securities:
 (excluding short-term securities)                                   $   13,448     $   27,788
  Purchases of securities                                                12,505         20,964
  Proceeds from sales of securities                                          --             --
  Purchases of long-term U.S. Government obligations                         --             --
  Proceeds from sales of long-term U.S. Government obligations               --             --

*     See Notes 3 and 6 in Notes to Financial Statements.
(1) Institutional Shares fiscal period from May 1, 2003 (inception date) to December 31, 2003.

See Notes to Financial Statements.


8  Janus Aspen Series  June 30, 2004

Financial Highlights

Institutional Shares

For a share outstanding during the
six month period ended June 30, 2004 (unaudited)                Janus Aspen Mid Cap Value Portfolio
and through the fiscal period ended December 31, 2003                   2004         2003(1)
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $    13.61     $    10.07
----------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                              .02            .03
  Net gain/(loss) on securities (both realized and unrealized)             1.14           3.54
----------------------------------------------------------------------------------------------
Total from Investment Operations                                           1.16           3.57
----------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*                                  (.01)          (.03)
  Distributions (from capital gains)*                                      (.46)            --
----------------------------------------------------------------------------------------------
Total Distributions                                                        (.47)          (.03)
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                       $    14.30     $    13.61
----------------------------------------------------------------------------------------------
Total Return**                                                            8.53%         35.41%
----------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)                             $    8,094     $    6,070
Average Net Assets for the Period (in thousands)                     $    7,441     $    4,457
Ratio of Gross Expenses to Average Net Assets*** (2)                      1.01%          1.25%
Ratio of Net Expenses to Average Net Assets*** (2)                        1.01%          1.25%
Ratio of Net Investment Income/(Loss) to Average Net Assets***            0.33%          0.46%
Portfolio Turnover Rate***                                                  84%           120%

Service Shares

For a share outstanding during the
six month period ended June 30, 2004 (unaudited)                Janus Aspen Mid Cap Value Portfolio
and through the fiscal year ended December 31, 2003                     2004           2003
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $    13.61     $    10.00
----------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                              .46            .02
  Net gain/(loss) on securities (both realized and unrealized)              .67           3.60
----------------------------------------------------------------------------------------------
Total from Investment Operations                                           1.13           3.62
----------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*                                  (.01)          (.01)
  Distributions (from capital gains)*                                      (.46)            --
----------------------------------------------------------------------------------------------
Total Distributions                                                        (.47)          (.01)
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                       $    14.27     $    13.61
----------------------------------------------------------------------------------------------
Total Return**                                                            8.30%         36.24%
----------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)                             $   25,491     $   23,628
Average Net Assets for the Period (in thousands)                     $   24,563     $   14,025
Ratio of Gross Expenses to Average Net Assets*** (2)                      1.35%          1.50%
Ratio of Net Expenses to Average Net Assets*** (2)                        1.35%          1.50%
Ratio of Net Investment Income/(Loss) to Average Net Assets***          (0.02)%          0.20%
Portfolio Turnover Rate***                                                  84%           120%

*     See Note 3 in Notes to Financial Statements.
**    Total return not annualized for periods of less than one full year.
***   Annualized for periods of less than one full year.
(1)   Fiscal period from May 1, 2003 (inception date) to December 31, 2003.
(2)   See Note 5 in Notes to Financial Statements.

See Notes to Financial Statements.


                                            Janus Aspen Series  June 30, 2004  9

Notes to Schedule of Investments (unaudited)

Russell Midcap Value Index    Measures the performance of those Russell MidCap
                              companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.

New York Shares               Securities of foreign companies trading on the
                              New York Stock Exchange

REIT                          Real Estate Investment Trust

*     Non-income-producing security.


10  Janus Aspen Series  June 30, 2004

Notes to Financial Statements (unaudited)

The following section describes organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout this report. In addition, the Notes to Financial Statements explain the methods used in preparing and presenting this report.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Janus Aspen Mid Cap Value Portfolio (the "Portfolio") is a series fund. The Portfolio is part of Janus Aspen Series (the "Trust"), which was organized as a Delaware Trust (now called a Delaware statutory trust) on May 20, 1993 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Trust offers seventeen portfolios or series of shares with differing investment objectives and policies. The Portfolio invests primarily in equity securities. The Portfolio is classified as diversifed, as defined in the 1940 Act. The Portfolio is a no-load investment.

The Portfolio currently offers two classes of shares: Institutional Shares and Service Shares, which commenced operations on May 1, 2003 and December 31, 2002, respectively. Each class is issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance contracts (collectively "variable insurance contracts"), as well as certain qualified retirement plans.

The following accounting policies have been consistently followed by the Trust and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

Investment Valuation

Securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers making a market for such securities or by a pricing service approved by the Portfolio's Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Currently, foreign securities and currencies are converted to U.S. dollars using the applicable rate in effect as of 1:00 p.m. (New York time). It is anticipated that sometime during the third calendar quarter, the conversion to U.S. dollars will use the applicable rate in effect as of the close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or are deemed not to be reliable because events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the closing of the NYSE, then their fair value is determined in good faith under procedures established by and under the supervision of the Portfolio's Trustees. The Portfolio may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of the foreign exchanges and the close of the NYSE.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both unrealized and realized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Foreign Currency Translations

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to security transactions and income.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

When-issued Securities

The Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolio is required to hold liquid assets as collateral with the Portfolio's custodian sufficient to cover the purchase price.


                                           Janus Aspen Series  June 30, 2004  11

Initial Public Offerings

The Portfolio may invest in initial public offerings ("IPOs"). The Portfolio's performance may be significantly affected, positively or negatively, by investments in IPOs. IPOs and other investment techniques may have a magnified performance impact on a portfolio with a small asset base. The Portfolio may not experience similar performance as its assets grow.

Restricted Security Transactions

Restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolio to sell a security at a fair price and may substantially delay the sale of the security which the Portfolio seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Dividend Distributions

The Portfolio generally makes semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains, if any. The majority of dividends and capital gains distributions from the Portfolio will be automatically reinvested into additional shares of the Portfolio.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements as the Portfolio intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

Proxy Voting

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to their portfolio securities is available (i) without charge, upon request, by calling 1-800-525-1068 (toll free); (ii) on the Portfolio's website at www.janus.com; and (iii) on the SEC's website at http://www.sec.gov.

Starting in August 2004, the Portfolio's proxy voting record for the one-year period ending each June 30th will be available through www.janus.com and from the SEC through the SEC's website at http://www.sec.gov.

2. INVESTMENT ADVISORY AGREEMENTS AND
   TRANSACTIONS WITH AFFILIATES

Janus Capital Management LLC ("Janus Capital") is the investment adviser to the Portfolio. The Portfolio was subject to advisory fees payable to Janus Capital based upon an annual rate of 0.65% of average daily net assets. Effective July 1, 2004, the advisory fee annual rate was reduced from 0.65% to 0.64% of average daily net assets. The advisory fee is calculated daily and paid monthly, reduced by the subadvisory fee paid by the Portfolio directly to the Portfolio's subadviser, Perkins, Wolf, McDonnell and Company, LLC ("Perkins").

Perkins serves as subadviser to the Portfolio. As compensation for its services, Perkins receives directly a fee equal to 50% of Janus Capital's management fee (net of any reimbursement of expenses incurred or fees waived by Janus Capital). Janus Capital has a 30% ownership stake in Perkins' investment advisory business.

Janus Services LLC ("Janus Services"), a wholly-owned subsidiary of Janus Capital, may receive from the Portfolio a fee at an annual rate of up to 0.10% of the average daily net assets of Service Shares of the Portfolio, to compensate Janus Services for providing, or arranging for the provision of record keeping, subaccounting, and administrative services.

Janus Capital has agreed to reimburse the Portfolio by the amount if any, that the normal operating expenses in any fiscal year, including the investment advisory fee but excluding the distribution fee applicable to the Service Shares, brokerage commissions, interest, taxes and extraordinary expenses, exceed an annual rate of 1.25% of the average daily net assets of the Portfolio. Effective July 1, 2004, the annual rate was reduced from 1.25% to1.24% of average daily net assets.

Janus Services receives certain out-of-pocket expenses for transfer agent services.

Certain officers and trustees of the Portfolio may also be officers and/or directors of Janus Capital; however, such officers and trustees receive no compensation from the Portfolio.

Janus Distributors LLC, a wholly-owned subsidiary of Janus Capital, is a distributor of the Portfolio. Service Shares have adopted a Distribution and Shareholder Servicing Plan (the "Plan") pursuant to Rule 12b-1 under The 1940 Act. The Plan authorizes payments by the Portfolio in connection with the distribution of Service Shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of Service Share's average daily net assets.


12  Janus Aspen Series  June 30, 2004

The Portfolio's expenses may be reduced by voluntary brokerage credits from affiliated or unaffiliated brokers or expense offsets from an unaffiliated custodian. Such credits or offsets are included in Expense and Fee Offsets on the Statement of Operations. Brokerage commissions paid to the brokers reduce Transfer Agent Fees and Expenses. Custodian credits reduce Custodian Fees. The Portfolio could have employed the assets used by the broker and/or custodian to produce income if it had not entered into an expense offset arrangement.

DST Systems, Inc. ("DST"), an affiliate prior to June 16, 2004 of Janus Capital Group Inc. ("JCGI"), parent to the Portfolio's adviser, provides a shareholder accounting system to the Portfolio for a fee. As of December 1, 2003, following a share exchange transaction in which JCGI exchanged 32.3 million shares of its holdings of DST common stock for all of the stock of a wholly-owned subsidiary of DST, JCGI owned approximately 9% of the outstanding common shares of DST. As of June 16, 2004 JCGI sold its remaining shares of common stock of DST. As a result, JCGI does not own any shares of DST common stock. DST fees are included in Transfer Agent Fees and Expenses on the Statement of Operations. Brokerage commissions paid to DST Securities, Inc. serve to reduce Transfer Agent Fees and Expenses. Brokerage commissions paid, fees reduced and the net fees paid to DST for the six month period ended June 30, 2004 are noted below.

                                         DST Securities, Inc.     Portfolio Expense         DST Systems
Portfolio                                  Commissions Paid           Reduction                Costs
-------------------------------------------------------------------------------------------------------
Janus Aspen Mid Cap Value Portfolio               --                      --                   $3,506
-------------------------------------------------------------------------------------------------------


                                           Janus Aspen Series  June 30, 2004  13

3. FEDERAL INCOME TAX

Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales, foreign currency transactions, net operating losses and capital loss carryovers.

The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers as of December 31, 2003 that may be available to offset future realized capital gains and thereby reduce future taxable gain distributions. These carryovers expire on December 31, 2010.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as of June 30, 2004 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/(depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

                                   Accumulated     Federal Tax     Unrealized       Unrealized    Net Appreciation
 Portfolio                        Capital Losses       Cost       Appreciation    (Depreciation)   /(Depreciation)
------------------------------------------------------------------------------------------------------------------
Janus Aspen Mid Cap Value
 Portfolio                        $(4,480,293)     $28,855,380    $5,196,557       $(550,218)       $4,646,339
------------------------------------------------------------------------------------------------------------------

4. EXPENSES

Expenses are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

The Portfolio bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated pro rata to the Portfolio.

5. EXPENSE RATIOS

Listed below are the gross expense ratios for the Portfolio, absent the waiver of certain fees and offsets.

For the six month period ended June 30, 2004 (unaudited)
and for the fiscal year or period ended December 31, 2003               Institutional Shares     |        Service Shares

Portfolio                                                                2004           2003     |      2004           2003
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Mid Cap Value Portfolio                                      1.01%        1.36%(1)   |      1.35%          1.90%
----------------------------------------------------------------------------------------------------------------------------

  (1)Fiscal period from May 1, 2003 (inception date) to December 31, 2003.


14  Janus Aspen Series  June 30, 2004

6. PORTFOLIO ACQUISITION

Effective May 1, 2003, the Portfolio acquired all of the net assets of Janus Aspen Strategic Value Portfolio pursuant to a plan of reorganization approved by the Trustees of Janus Aspen Series and shareholders of Janus Aspen Strategic Value Portfolio. The reorganization was accomplished by a tax-free exchange of shares of the Portfolio - Institutional Shares and the Portfolio - Service Shares in the amounts of 322,060 and 1,070,174, respectively, (valued at $3,233,854 and $10,745,815, respectively) for the 442,745 and 1,467,579 shares of Janus Aspen Strategic Value Portfolio -Institutional Shares and Janus Aspen Strategic Value Portfolio - Service Shares, respectively, including $101,087 and $95,087 of unrealized depreciation. The aggregate net assets of the Portfolio - Service Shares and Janus Aspen Strategic Value Portfolio - Institutional Shares and Janus Aspen Strategic Value Portfolio - Service Shares immediately before the reorganization were $502,053, $3,233,854 and $10,745,815, respectively. The Portfolio -Institutional Shares had no assets prior to the reorganization.

7. CAPITAL SHARE TRANSACTIONS

                                                                               Janus Aspen
For the six month period ended June 30, 2004 (unaudited)                      Mid Cap Value
and the fiscal year or period ended December 31, 2003                           Portfolio
(all numbers in thousands)                                                 2004         2003(1)
-----------------------------------------------------------------------------------------------
Transactions in Portfolio Shares - Institutional Shares
  Shares sold                                                               188            184
  Shares issued in connection with acquisition*                             N/A            322
  Reinvested dividends and distributions                                     18              1
-----------------------------------------------------------------------------------------------
Total                                                                       206            507
-----------------------------------------------------------------------------------------------
  Shares Repurchased                                                        (86)           (61)
Net Increase/(Decrease) in Portfolio Shares                                 120            446
Shares Outstanding, Beginning of Period                                     446             --
-----------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                           566            446
-----------------------------------------------------------------------------------------------
Transactions in Portfolio Shares - Service Shares
  Shares sold                                                               163          2,051
  Shares issued in connection with acquisition*                             N/A              1
  Reinvested dividends and distributions                                     57              2
-----------------------------------------------------------------------------------------------
Total                                                                       220          2,054
-----------------------------------------------------------------------------------------------
  Shares Repurchased                                                       (171)          (317)
Net Increase/(Decrease) in Portfolio Shares                                  49          1,737
Shares Outstanding, Beginning of Period                                   1,737             --
-----------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                         1,786          1,737
-----------------------------------------------------------------------------------------------

*     See Note 6 in Notes to Financial Statements.
(1) Institutional Shares fiscal period from May 1, 2003 (inception date) to December 31, 2003.


                                           Janus Aspen Series  June 30, 2004  15

8. LEGAL MATTERS

In September 2003, the Securities and Exchange Commission ("SEC") and the Office of the New York State Attorney General ("NYAG") publicly announced that they were investigating trading practices in the mutual fund industry. The investigations were prompted by the NYAG's settlement with a hedge fund, Canary Capital, which allegedly engaged in irregular trading practices with certain mutual fund companies. While Janus Capital was not named as a defendant in the NYAG complaint against the hedge fund, Janus Capital was mentioned in the complaint as having allowed Canary Capital to "market time" certain Janus funds. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. The NYAG complaint alleged that this practice is in contradiction to policies stated in the prospectuses for certain Janus funds.

The investigations by the NYAG, the SEC, and certain other agencies, including the Colorado Division of Securities and the Colorado Attorney General ("COAG"), also sought to determine whether late trading occurred in mutual funds managed by Janus Capital. The term "late trading" generally refers to the practice of permitting or processing a fund purchase or redemption in a manner that improperly allows the current day's fund share price to be used for an order that was placed or improperly processed at a time following the deadline for obtaining that day's share price (normally, 4:00 p.m. (eastern time)). Because many mutual fund transactions are cleared and settled through financial intermediaries, Janus Capital cannot exclude the possibility that one or more intermediaries may have submitted improper or unauthorized late trade transactions to Janus Capital in violation of Janus Capital's agreements with those intermediaries.

Other documentation and information sought by various regulatory agencies, including the National Association of Securities Dealers, the West Virginia Attorney General, the Florida Department of Financial Services, the NYAG, the SEC, the COAG, the Colorado Division of Securities and one or more U.S. Attorney offices, relate to a variety of matters, including but not limited to: disclosure of portfolio holdings, trading by executives in fund shares, certain revenue sharing arrangements, information related to cash and non-cash compensation paid to brokers, trading by Janus Capital investment personnel in portfolio securities owned by certain Janus funds, information provided to the Trustees of certain Janus funds in connection with the review and approval of management contracts related to such Janus funds, information related to certain types of distribution and sales arrangements with brokers and other distributors of mutual fund products, and other topics related to the foregoing. The Janus funds, Janus Capital Group Inc. and its subsidiaries have either complied with or intend to comply with these subpoenas and other document and information requests.

On April 27, 2004, Janus Capital announced agreements in principle with the NYAG, the COAG and the Colorado Division of Securities setting forth financial agreements and certain corporate governance and compliance initiatives that will be required by such regulators. Janus Capital also announced an agreement in principle with respect to monetary terms with the SEC, subject to the approval of the SEC Commissioners. Pursuant to such agreements, Janus Capital has agreed to pay $50 million in restoration to compensate investors for any adverse effects of frequent trading and $50 million in civil penalties. Janus Capital also agreed to reduce its management fees in the amount of $25 million a year for five years. Specific fee reductions, effective July 1, 2004, were determined on a fund-by-fund basis and were calculated using assets under management as of May 31, 2004. Therefore, the total reduction in revenue over a five-year period could be greater than or less than $125 million, depending on whether assets under management in the affected funds increase or decrease. Janus also agreed to make $1.2 million in other settlement-related payments required by the State of Colorado.

Subsequent to the initiation of the regulatory investigations, a number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals on behalf of Janus fund shareholders and shareholders of Janus Capital Group Inc. The factual allegations made in these actions are generally based on the NYAG complaint against Canary Capital and in general allege that Janus Capital allowed certain hedge funds and other investors to engage in "market timing" trades in certain Janus funds. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the federal securities laws; (ii) breach of fiduciary duties, as established by state common law or federal law, to the funds and/or individual investors; (iii) breach of contract; (iv) unjust enrichment; and (v) violations of Section 1962 of the Racketeering Influenced and Corrupt Organizations Act.

The "market timing" lawsuits include actions purportedly on behalf of a class of Janus fund investors, cases allegedly brought on behalf of the funds themselves, a case asserting claims both on behalf of an investor class and derivatively on behalf of the funds, cases brought on behalf of shareholders of Janus Capital Group Inc. on a derivative basis against the Board of Directors of Janus Capital Group Inc., purported ERISA actions against the managers of the Janus 401(k) plan, and a non-class "representative action" purportedly brought


16  Janus Aspen Series  June 30, 2004
on behalf of the general public. The complaints also name various defendants. One or more Janus entities (Janus Capital Group Inc., Janus Capital Management LLC or Janus Capital Corporation) are named in every action. In addition, actions have been brought against Janus Investment Fund and/or one or more of the individual Janus funds, the Janus fund Trustees, officers of the Janus funds, officers of Janus Capital, officers of Janus Capital Group Inc., and directors of Janus Capital Group Inc.

The "market timing" lawsuits were filed in a number of state and federal jurisdictions. The Judicial Panel on Multidistrict Litigation has finally or conditionally transferred all but one of these actions to the United States District Court for the District of Maryland for coordinated proceedings. One action (alleging failure to adequately implement fair value pricing) has been remanded to state court in Madison County, Illinois and is not subject to the federal transfer procedures.

In addition to the "market timing" actions described above, civil lawsuits have been filed against Janus Capital challenging the investment advisory fees charged by Janus Capital to certain funds managed by Janus Capital.

Additional lawsuits may be filed against certain of the Janus funds, Janus Capital and related parties in the future. Janus Capital does not currently believe that any of the pending actions will materially affect its ability to continue to provide to the Funds the services it has agreed to provide.

9. SUBSEQUENT EVENT

On July 29, 2004, Janus Capital Group Inc. announced that a client of Janus Capital Management LLC ("Janus Capital") intends to redeem funds totaling approximately $4.7 billion by year end, subject to the approval by the client's board of directors. The majority of the assets to be redeemed are in the Institutional Share class of certain Portfolios within Janus Aspen Series. Janus Capital is working with the client to transfer the redeeming assets "in kind" to assist the affected Portfolios' managers in limiting the disruption to the Portfolios and minimizing potential transaction costs. The redemption is anticipated to occur by the end of the Portfolios' 2004 fiscal period. To the extent necessary, Janus Capital intends to voluntarily waive certain fees imposed on the Portfolios to limit the economic impact such redemptions might otherwise have on remaining shareholders of the affected Portfolios.


                                           Janus Aspen Series  June 30, 2004  17

Explanations of Charts, Tables and Financial Statements (unaudited)

1. PERFORMANCE OVERVIEWS

The performance overview graph compares the performance of a hypothetical $10,000 investment in the Portfolio (from inception) with one widely used market index through June 30, 2004.

Average annual total returns are quoted for each class of the Portfolio. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.

When comparing the performance of the Portfolio with an index, keep in mind that market indices do not include brokerage commissions that would be incurred if you purchased the individual securities in the index. They also do not include taxes payable on dividends and interest or operating expenses incurred if you maintained a portfolio invested in the index.

2. SCHEDULE OF INVESTMENTS

Following the performance overview section is the Portfolio's Schedule of Investments. This schedule reports the industry concentrations and types of securities held in the Portfolio on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The market value of each security is quoted as of the last day of the reporting period. The values of securities denominated in foreign currencies are converted into U.S. dollars.

A summary of investments by country is provided if the Portfolio invested in foreign securities as of the reporting period. This summary reports the Portfolio's exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country in which the company is incorporated.

2A. FORWARD CURRENCY CONTRACTS

A table listing forward currency contracts follows the Portfolio's Schedule of Investments (if applicable). Forward currency contracts are agreements to deliver or receive a preset amount of currency at a future date. Forward currency contracts are used to hedge against foreign currency risk in the Portfolio's long-term holdings.

The table provides the name of the foreign currency, the settlement date of the contract, the amount of the contract, the value of the currency in U.S. dollars and the amount of unrealized gain or loss. The amount of unrealized gain or loss reflects the change in currency exchange rates from the time the contract was opened to the last day of the reporting period.

2B. FUTURES

A table listing futures contracts follows the Portfolio's Schedule of Investments (if applicable). Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. Futures are used to hedge against adverse movements in securities prices, currency risk or interest rates.

The table provides the name of the contract, number of contracts held, the expiration date, the principal amount, value and the amount of unrealized gain or loss. The amount of unrealized gain or loss reflects the marked to market amount for the last day of the reporting period.

3. STATEMENT OF ASSETS AND LIABILITIES

This statement is often referred to as the "balance sheet." It lists the assets and liabilities of the Portfolio on the last day of the reporting period.

The Portfolio's assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on stocks owned and the receivable for Portfolio shares sold to investors but not yet settled. The Portfolio's liabilities include payables for securities purchased but not yet settled, Portfolio shares redeemed but not yet paid and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section titled "Net Assets Consist of" breaks down the components of the Portfolio's net assets. Because the Portfolio must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last line of this statement reports the Portfolio's net asset value ("NAV") per share on the last day of the reporting period for each class of the Portfolio. The NAV is calculated by dividing the Portfolio's net assets (assets minus liabilities) by the number of shares outstanding.


18  Janus Aspen Series  June 30, 2004

4. STATEMENT OF OPERATIONS

This statement details the Portfolio's income, expenses, gains and losses on securities and currency transactions, and appreciation or depreciation of current Portfolio holdings.

The first section in this statement, titled "Investment Income," reports the dividends earned from stocks and interest earned from interest-bearing securities in the Portfolio.

The next section reports the expenses and expense offsets incurred by the Portfolio, including the advisory fee paid to the investment adviser and transfer agent fees.

The last section lists the increase or decrease in the value of securities held in the Portfolio. The Portfolio realizes a gain (or loss) when it sells its position in a particular security. An unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Portfolio during the reporting period. "Net Realized and Unrealized Gain/ (Loss) on Investments" is affected both by changes in the market value of Portfolio holdings and by gains (or losses) realized during the reporting period.

5. STATEMENT OF CHANGES IN NET ASSETS

This statement reports the increase or decrease in the Portfolio's net assets during the reporting period. Changes in the Portfolio's net assets are attributable to investment operations, dividends, distributions and capital share transactions. This is important to investors because it shows exactly what caused the Portfolio's net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Portfolio's investment performance. The Portfolio's net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends in cash, money is taken out of the Portfolio to pay the distribution. If investors reinvest their dividends, the Portfolio's net assets will not be affected. If you compare the Portfolio's "Net Decrease from Dividends and Distributions" to the "Reinvested dividends and distributions," you will notice that dividend distributions had little effect on the Portfolio's net assets. This is because the majority of Janus investors reinvest their distributions.

The reinvestment of dividends is included under "Capital Share Transactions." "Capital Shares" refers to the money investors contribute to the Portfolio through purchases or withdrawals via redemptions. The Portfolio's net assets will increase and decrease in value as investors purchase and redeem shares from the Portfolio.

6. FINANCIAL HIGHLIGHTS

This schedule provides a per-share breakdown of the components that affect the Portfolio's NAV for current and past reporting periods for each class of the Portfolio. Not only does this table provide you with total return, it also reports total distributions, asset size, expense ratios and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income per share, which comprises dividends and interest income earned on securities held by the Portfolio. Following is the total of gains, realized and unrealized. Dividends and distributions are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the average annual total return reported the last day of the period.

Also included are the expense ratios, or the percentage of net assets that was used to cover operating expenses during the period. Expense ratios vary for a number of reasons, including the differences in management fees, the frequency of dividend payments and the extent of foreign investments, which entail greater transaction costs.

The Portfolio's expenses may be reduced through expense-reduction arrangements. These arrangements may include the use of brokerage commissions, uninvested cash balances earning interest or balance credits. The Statement of Operations reflects total expenses before any such offset, the amount of offset and the net expenses. The expense ratios listed in the Financial Highlights reflect total expenses prior to any expense offset (gross expense ratio) and after the expense offsets (net expense ratio). Both expense ratios reflect expenses after waivers (reimbursements), if applicable.

The ratio of net investment income/(loss) summarizes the income earned less expenses divided by the average net assets of the Portfolio during the reporting period. Don't confuse this ratio with the Portfolio's yield. The net investment income ratio is not a true measure of the Portfolio's yield because it doesn't take into account the dividends distributed to the Portfolio's investors.

The next ratio is the portfolio turnover rate, which measures the buying and selling activity in a Portfolio. Portfolio turnover is affected by market conditions, changes in the size of a Portfolio, the nature of the Portfolio's investments and the investment style of the portfolio manager. A 100% rate implies that an amount equal to the value of the entire portfolio is turned over in a year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the portfolio is traded every six months.


                                           Janus Aspen Series  June 30, 2004  19

Notes









20  Janus Aspen Series  June 30, 2004

Notes









                                           Janus Aspen Series  June 30, 2004  21

Janus provides access to a wide range of investment disciplines.
--------------------------------------------------------------------------------

Growth & Core

Janus growth portfolios focus on companies believed to be the leaders in their respective industries, with solid management teams, expanding market share, margins and efficiencies. Janus core portfolios seek investments in more stable and predictable companies. These portfolios look for a strategic combination of steady growth and for certain portfolios, some degree of income.

International & Global

Janus international and global portfolios seek to leverage Janus' research capabilities by taking advantage of inefficiencies in foreign markets, where accurate information and analytical insight are often at a premium.

Value

Janus value portfolios invest in companies they believe are poised for a turnaround or are trading at a significant discount to fair value. The goal is to gain unique insight into a company's true value and identify and evaluate potential catalysts that may unlock shareholder value.

Risk-Managed

Janus risk-managed portfolios seek to outperform their respective indices while maintaining a risk profile equal to or lower than the index itself. Managed by INTECH, these portfolios use a mathematical process in an attempt to build a more "efficient" portfolio than the index.

Fixed Income

Janus income portfolios attempt to provide less risk relative to equities while seeking to deliver a competitive total return through high current income and appreciation.


For more information, contact your investment professional or go to www.janus.com.

        [LOGO] JANUS CAPITAL  |  151 Detroit Street
                       Group  |  Denver, CO 80206
                              |  1-800-525-1068


This material must be preceded or accompanied by a prospectus.
Portfolio distributed by Janus Distributors LLC (7/04)

C-0704-186                                                      109-24-719 08-04

                                                          ----------------------
                                                          2004 Semiannual Report
                                                          ----------------------

Janus Aspen Series
--------------------------------------------------------------------------------
      Janus Aspen Money Market Portfolio


                                                            [LOGO] JANUS CAPITAL
                                                                           Group

Table of Contents

Schedule of Investments ...................................................    2
Statement of Assets and Liabilities .......................................    3
Statement of Operations ...................................................    4
Statement of Changes in Net Assets ........................................    5
Financial Highlights ......................................................    6
Notes to Schedule of Investments ..........................................    7
Notes to Financial Statements .............................................    8
Explanations of Charts, Tables and Financial Statements ...................   14

Janus Aspen Money Market Portfolio
(unaudited)                                                    Portfolio Manager
                                                                 Eric Thorderson

Portfolio Strategy
--------------------------------------------------------------------------------
To seek maximum current income to the extent consistent with stability of capital by investing primarily in high quality debt obligations and obligations of financial institutions.

--------------------------------------------------------------------------------
Average Annual Total Return(1)

For the Periods Ended June 30, 2004
--------------------------------------------------------------------------------
Institutional Shares
   Fiscal Year-to-Date                                                     0.37%
   1 Year                                                                  0.75%
   5 Year                                                                  3.19%
   Since Inception (May 1, 1995)                                           4.08%
--------------------------------------------------------------------------------
Service Shares
   Fiscal Year-to-Date                                                     0.24%
   1 Year                                                                  0.48%
   5 Year                                                                  2.93%
   Since Inception                                                         3.84%
--------------------------------------------------------------------------------
Seven-Day Current Yield
   Institutional Shares
     With Reimbursement                                                    0.89%
     Without Reimbursement                                                 0.38%
   Service Shares
     With Reimbursement                                                    0.62%
     Without Reimbursement                                                 0.11%
--------------------------------------------------------------------------------

Data presented reflects past performance, which is no guarantee of future results. Due to market volatility, current performance may be higher or lower than the performance shown. Call 1-800-525-1068 or visit www.janus.com for current month end performance.

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

See "Explanations of Charts, Tables and Financial Statements."

Total return includes reinvestment of net dividends, distributions and capital gains.

Returns shown for Service Shares for periods prior to December 31, 1999 are derived from the historical performance of Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.

(1) All returns reflect reinvested dividends.

The yield more closely reflects the current earnings of the money market portfolio than the total return.

These returns do not reflect the charges and expenses of any particular insurance product or qualified plan.

Janus Capital Management LLC has contractually agreed to waive the Portfolio's total operating expenses to the levels indicated in the prospectus until at least May 1, 2006. Without such waivers yields and total returns would have been lower.


                                            Janus Aspen Series  June 30, 2004  1

Janus Aspen Money Market Portfolio

Schedule of Investments (unaudited)

Principal Amount                                                Market Value
============================================================================
Commercial Paper - 26.3%
      $  500,000  Amstel Funding Corp.
                  1.30%, 7/15/07 (Section 4(2))ss. ..............$   499,747
         500,000  Bavaria TRR Corp.
                  1.30%, 7/20/04 (Section 4(2)) .................    499,657
         500,000  Check Point Charlie, Inc.
                  1.30%, 7/13/04 (Section 4(2)) .................    499,783
         500,000  CIT Group, Inc.
                  1.38%, 9/1/04 .................................    498,812
         500,000  La Fayette Asset Securitization Corp.
                  1.23%, 7/16/04 (Section 4(2)) .................    499,744
         500,000  Rhineland Funding Capital, Inc.
                  1.55%, 9/14/04 (Section 4(2)) .................    498,385
         500,000  Victory Receivables Corp.
                  1.23%, 7/16/04 (Section 4(2)) .................    499,744
----------------------------------------------------------------------------
Total Commercial Paper (cost $3,495,872) ........................  3,495,872
----------------------------------------------------------------------------
Repurchase Agreement - 3.8%
         500,000  Citigroup Global Markets, Inc., 1.55%
                  dated 6/30/04, maturing 7/1/04
                  to be repurchased at $500,022
                  collateralized by $1,303,653
                  in U.S. Government Agencies
                  0% - 13.526%, 10/25/08 - 5/25/34
                  with a value of $510,000
                  (cost $500,000) ...............................    500,000
----------------------------------------------------------------------------
Taxable Variable Rate Demand Notes - 65.6%
         400,000  Anaheim California Housing Authority
                  Multifamily Housing Revenue
                  (Cobblestone), 1.38%, 3/15/33 .................    400,000
       1,000,000  Arapahoe County, Colorado, Industrial
                  Development Revenue, (Cottrell)
                  Series B, 1.50%, 10/1/19 ......................  1,000,000
         100,000  Bridgeton, Missouri Industrial
                  Development Authority Industrial Revenue
                  (Gold Dust Project), Series B
                  1.85%, 3/1/21 .................................    100,000
       1,000,000  California Infrastructure and Economic
                  Development, (International Raisins Project)
                  Series B, 1.50%, 11/1/20 ......................  1,000,000
         649,800  Campus Research Corp.
                  1.35%, 12/21/05 ...............................    649,800
         190,000  Colorado Housing and Finance Authority
                  Economic Development Revenue
                  (De La Cruz Project), Series B
                  1.50%, 10/1/05 ................................    190,000
       1,510,000  Cunat Capital Corp.
                  Series 1998-A, 1.55%, 12/1/28 .................  1,510,000
       1,810,000  Medical Properties, Inc., North Dakota
                  (Dakota Clinic Project), 1.28%, 12/22/24 ......  1,810,000
         650,000  Ohio State Higher Education Facilities
                  Revenue, (Columbus College Project)
                  Series 2003A, 1.40%, 9/1/07 ...................    650,000
       1,405,000  Post Properties, Ltd.
                  Series 2000, 1.69%, 7/1/20 ....................  1,405,000
          30,000  Watertown Crossing LLC
                  1.42%, 5/1/27 .................................     30,000
----------------------------------------------------------------------------
Total Taxable Variable Rate Demand Notes (cost $8,744,800) ......  8,744,800
----------------------------------------------------------------------------
U.S. Government Agency Note - 3.8%
      $  500,000  Federal Home Loan Bank System
                  1.25%, 7/1/04 (cost $500,000) .................    500,000
----------------------------------------------------------------------------
Total Investments (total cost $13,240,672) - 99.5% .............. 13,240,672
----------------------------------------------------------------------------
Cash, Receivables and Other Assets, net of Liabilities -- 0.5% ..     60,498
----------------------------------------------------------------------------
Net Assets - 100% ...............................................$13,301,170
----------------------------------------------------------------------------

See Notes to Schedule of Investments and Financial Statements.


2  Janus Aspen Series  June 30, 2004

Statement of Assets and Liabilities

                                                                     Janus Aspen
                                                                        Money
As of June 30, 2004 (unaudited)                                         Market
(all numbers in thousands except net asset value per share)           Portfolio
--------------------------------------------------------------------------------
Assets:
  Investments at cost                                                  $ 13,241
  Investments at value                                                 $ 13,241
    Cash                                                                     90
    Receivables:
       Interest                                                              11
       Due from adviser                                                       6
    Other assets                                                             --
--------------------------------------------------------------------------------
Total Assets                                                             13,348
--------------------------------------------------------------------------------
Liabilities:
    Payables:
       Portfolio shares repurchased                                          --
       Advisory fees                                                          3
       Transfer agent fees and expenses                                       1
       Distribution fees - Service Shares                                    --
    Accrued expenses                                                         43
--------------------------------------------------------------------------------
Total Liabilities                                                            47
Net Assets                                                             $ 13,301
--------------------------------------------------------------------------------
Net Assets Consist of:
  Capital (par value and paid-in surplus)*                             $ 13,301
  Undistributed net investment income/(loss)*                                 3
  Undistributed net realized gain/(loss) from investments*                   (3)
--------------------------------------------------------------------------------
Total Net Assets                                                       $ 13,301
--------------------------------------------------------------------------------
Net Assets - Institutional Shares                                      $ 13,290
  Shares Outstanding, $0.001 Par Value (unlimited shares authorized)     13,290
--------------------------------------------------------------------------------
Net Asset Value Per Share                                              $   1.00
--------------------------------------------------------------------------------
Net Assets - Service Shares                                            $     11
  Shares Outstanding, $0.001 Par Value (unlimited shares authorized)         11
--------------------------------------------------------------------------------
Net Asset Value Per Share                                              $   1.00
--------------------------------------------------------------------------------

*     See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.


                                            Janus Aspen Series  June 30, 2004  3

Statement of Operations

                                                                     Janus Aspen
                                                                        Money
For the six month period ended June 30, 2004 (unaudited)                Market
(all numbers in thousands)                                            Portfolio
--------------------------------------------------------------------------------
Investment Income:
   Interest                                                                $ 96
--------------------------------------------------------------------------------
Total Investment Income                                                      96
--------------------------------------------------------------------------------
Expenses:
   Advisory fees                                                             20
   Transfer agent fees and expenses                                           1
   Registration fees                                                         27
   System fees                                                                8
   Custodian fees                                                             2
   Printing expenses                                                          4
   Legal fees                                                                 5
   Audit fees                                                                 4
   Trustees' fees and expenses                                                3
   Distribution fees - Service Shares                                        --
   Other expenses                                                            --
--------------------------------------------------------------------------------
Total Expenses                                                               74
Excess Expense Reimbursement                                                (35)
Net Expenses After Reimbursement                                             39
Net Investment Income/(Loss)                                                 57
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments:
   Net realized gain/(loss) from securities transactions                     --
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments                       --
Net Increase/(Decrease) in Net Assets Resulting from Operations            $ 57
--------------------------------------------------------------------------------

See Notes to Financial Statements.


4  Janus Aspen Series  June 30, 2004

Statement of Changes in Net Assets

                                                               Janus Aspen
                                                               Money Market
For the six month period ended June 30, 2004 (unaudited)         Portfolio
and for the fiscal year ended December 31, 2003              2004          2003
(all numbers in thousands)
--------------------------------------------------------------------------------
Operations:
  Net investment income/(loss)                            $     57    $     272
  Net realized gain/(loss) from investment                      --            1
--------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from
 Operations                                                     57          273
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
  Net investment income*
     Institutional Shares                                      (57)        (272)
     Service Shares                                             --           --
  Net realized gain from investment transactions*
     Institutional Shares                                       --           (1)
     Service Shares                                             --           --
--------------------------------------------------------------------------------
Net Decrease from Dividends and Distributions                  (57)        (273)
--------------------------------------------------------------------------------
Capital Share Transactions:
  Shares sold
     Institutional Shares                                    4,416       57,605
     Service Shares                                             --           --
  Reinvested dividends and distributions
     Institutional Shares                                       57          253
     Service Shares                                             --           --
  Shares repurchased
     Institutional Shares                                  (11,944)    (110,499)
     Service Shares                                             --           --
--------------------------------------------------------------------------------
Net Increase/(Decrease) from Capital Share Transactions     (7,471)     (52,641)
--------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                       (7,471)     (52,641)
Net Assets:
  Beginning of period                                       20,772       73,413
--------------------------------------------------------------------------------
  End of period                                           $ 13,301    $  20,772
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Undistributed net investment income/(loss)*               $      3    $       3
--------------------------------------------------------------------------------

*     See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.


                                            Janus Aspen Series  June 30, 2004  5

Financial Highlights

Institutional Shares
For a share outstanding during the
six month period ended June 30, 2004 (unaudited)                               Janus Aspen Money Market Portfolio
and through each fiscal year ended December 31                    2004       2003        2002         2001        2000        1999
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                           $  1.00    $  1.00     $  1.00     $   1.00     $  1.00     $  1.00
------------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                      --(1)     .01         .02          .04         .06         .05
  Net gain/(loss) on securities                                     --         --(2)       --           --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                    --        .01         .02          .04         .06         .05
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*                           --(1)    (.01)       (.02)        (.04)       (.06)       (.05)
  Distributions (from capital gains)*                               --         --(2)       --           --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                 --       (.01)       (.02)        (.04)       (.06)       (.05)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                 $  1.00    $  1.00     $  1.00     $   1.00     $  1.00     $  1.00
------------------------------------------------------------------------------------------------------------------------------------
Total Return**                                                    0.37%      0.86%       1.63%        4.22%       6.29%       4.98%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)                       $13,290    $20,761     $73,402     $100,231     $70,808     $69,266
Average Net Assets for the Period (in thousands)               $15,679    $31,124     $93,310     $ 96,524     $64,491     $54,888
Ratio of Gross Expenses to Average Net Assets*** (3)              0.50%      0.50%       0.39%        0.34%       0.36%       0.43%
Ratio of Net Expenses to Average Net Assets*** (3)                0.50%      0.50%       0.39%        0.34%       0.36%       0.43%
Ratio of Net Investment Income/(Loss) to Average Net Assets***    0.74%      0.87%       1.63%        4.07%       6.13%       4.94%

Service Shares
For a share outstanding during the
six month period ended June 30, 2004 (unaudited)                     Janus Aspen Money Market Portfolio
and through each fiscal year ended December 31                    2004     2003      2002      2001      2000
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                             $1.00    $1.00     $1.00     $1.00     $1.00
---------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                      --(1)   .01       .01       .04       .06
  Net gain/(loss) on securities                                     --       --(2)     --        --        --
---------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                    --      .01       .01       .04       .06
---------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*                           --(1)  (.01)     (.01)     (.04)     (.06)
  Distributions (from capital gains)*                               --       --(2)     --        --        --
---------------------------------------------------------------------------------------------------------------
Total Distributions                                                 --     (.01)     (.01)     (.04)     (.06)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                   $1.00    $1.00     $1.00     $1.00     $1.00
---------------------------------------------------------------------------------------------------------------
Total Return**                                                    0.24%    0.59%     1.36%     3.97%     6.03%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)                         $  11    $  11     $  11     $  11     $  10
Average Net Assets for the Period (in thousands)                 $  11    $  11     $  11     $  11     $  10
Ratio of Gross Expenses to Average Net Assets*** (3)              0.76%    0.77%     0.66%     0.59%     0.61%
Ratio of Net Expenses to Average Net Assets*** (3)                0.76%    0.77%     0.66%     0.59%     0.61%
Ratio of Net Investment Income/(Loss) to Average Net Assets***    0.48%    0.59%     1.35%     3.91%     5.84%

*     See Note 3 in Notes to Financial Statements.
**    Total return not annualized for periods of less than one full year.
***   Annualized for periods of less than one full year.
(1) Net investment income/(loss) and dividends (from net investment income) aggregated less than $.01 on a per share basis for the six month period ended June 30, 2004.
(2) Net gain/(loss) on securities and Distributions (from capital gains) aggregated less than $.01 on a per share basis for the fiscal year ended.
(3)   See Note 5 in Notes to Financial Statements.

See Notes to Financial Statements.


6  Janus Aspen Series  June 30, 2004

Notes to Schedule of Investments (unaudited)

Section 4(2) Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the Securities Act of 1933.

ss.   Schedule of Restricted and Illiquid Securities

                                                                                                           Value as
                                              Acquisition         Acquisition                                % of
                                                 Date                Cost               Value              Net Assets
====================================================================================================================================
Janus Aspen Money Market Portfolio
Amstel Funding Corp.
  1.30%, 7/15/07 (Section 4(2))                 6/30/04             $499,729          $499,747                3.8%
====================================================================================================================================

The portfolio has registration rights for certain restricted securities held as of June 30, 2004. The issuer incurs all registration costs.

The interest rate for variable rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of June 30, 2004.

Money market portfolios may hold securities with stated maturities of greater than 397 days when those securities have features that allow a portfolio to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Repurchase Agreements held by a portfolio are fully collateralized, and such collateral is in the possession of the portfolio's custodian or subcustodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.


                                            Janus Aspen Series  June 30, 2004  7

Notes to Financial Statements (unaudited)

The following section describes organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout this report. In addition, the Notes to Financial Statements explain the methods used in preparing and presenting this report.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Janus Aspen Money Market Portfolio (the "Portfolio") is a series fund. The Portfolio is part of Janus Aspen Series (the "Trust"), which was organized as a Delaware Trust (now called a Delaware statutory trust) on May 20, 1993 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Trust offers seventeen portfolios or series of shares with differing investment objectives and policies. The Portfolio invests in short-term money market securities. The Portfolio is classified as diversified, as defined in the 1940 Act. The Portfolio is a no-load investment.

The Portfolio currently offers two classes of shares: Institutional Shares and Service Shares. Each class is issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance contracts (collectively "variable insurance contracts"), as well as certain qualified retirement plans.

The following accounting policies have been consistently followed by the Trust and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

Investment Valuation

Securities held by the Portfolio are valued at their market value determined by the amortized cost method of valuation. If management believes that such valuation does not reflect the securities' fair value, these securities are valued at fair value as determined in good faith under procedures established by the Portfolio's trustees. Restricted and illiquid securities are valued in accordance with procedures established by the Portfolio's trustees.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

When-issued Securities

The Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolio is required to hold liquid assets as collateral with the Portfolio's custodian sufficient to cover the purchase price.

Restricted Security Transactions

Restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolio to sell a security at a fair price and may substantially delay the sale of the security which the Portfolio seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Dividend Distributions

Dividends representing substantially all of the net investment income and any net realized capital gains on sales of securities are declared daily and distributed monthly. The majority of dividends and capital gains distributions from the Portfolio will be automatically reinvested into additional shares of the Portfolio.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


8  Janus Aspen Series  June 30, 2004

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements as the Portfolio intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

Proxy Voting

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to their portfolio securities is available (i) without charge, upon request, by calling 1-800-525-1068 (toll free); (ii) on the Portfolio's website at www.janus.com; and (iii) on the SEC's website at http://www.sec.gov.

Starting in August 2004, the Portfolio's proxy voting record for the one-year period ending each June 30th will be available through www.janus.com and from the SEC through the SEC's website at http://www.sec.gov.

2. INVESTMENT ADVISORY AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

Janus Capital Management LLC ("Janus Capital") is the investment adviser to the Portfolio. The Portfolio is subject to advisory fees payable to Janus Capital based upon an annual rate of 0.25% of average daily net assets.

Janus Capital has agreed to reimburse the Portfolio by the amount, if any, that the normal operating expenses in any fiscal year, including the investment advisory fee but excluding the distribution fee applicable to the Service Shares, brokerage commissions, interest, taxes and extraordinary expenses, exceed an annual rate of 0.50% of the Portfolio's respective average daily net assets until May 1, 2005.

Janus Services LLC, a wholly-owned subsidiary of Janus Capital, receives certain out-of-pocket expenses for transfer agent services.

Certain officers and trustees of the Portfolio may also be officers and/or directors of Janus Capital; however, such officers and trustees receive no compensation from the Portfolio.

Janus Distributors LLC, a wholly-owned subsidiary of Janus Capital, is a distributor of the Portfolio. Service Shares have adopted a Distribution and Shareholder Servicing Plan (the "Plan") pursuant to Rule 12b-1 under The 1940 Act. The Plan authorizes payments by the Portfolio in connection with the distribution of Service Shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of Service Share's average daily net assets. The advisory fee is calculated daily and paid monthly.

The Portfolio's expenses may be reduced by voluntary brokerage credits from affiliated or unaffiliated brokers or expense offsets from an unaffiliated custodian. Such credits or offsets are included in Expense and Fee Offsets on the Statement of Operations. Brokerage commissions paid to the brokers reduce Transfer Agent Fees and Expenses. Custodian credits reduce Custodian Fees. The Portfolio could have employed the assets used by the broker and/or custodian to produce income if it had not entered into an expense offset arrangement.

DST Systems, Inc. ("DST"), an affiliate prior to June 16, 2004 of Janus Capital Group Inc. ("JCGI"), parent to the Portfolio's adviser, provides a shareholder accounting system to the Portfolio for a fee. As of December 1, 2003, following a share exchange transaction in which JCGI exchanged 32.3 million shares of its holdings of DST common stock for all of the stock of a wholly-owned subsidiary of DST, JCGI owned approximately 9% of the outstanding common shares of DST. As of June 16, 2004, JCGI sold its remaining shares of common stock of DST. As a result, JCGI does not own any shares of DST common stock. DST fees are included in Transfer Agent Fees and Expenses on the Statement of Operations. Brokerage commissions paid to DST Securities, Inc. serve to reduce Transfer Agent Fees and Expenses. Brokerage commissions paid, fees reduced and the net fees paid to DST for the six month period ended June 30, 2004 are noted below.

                                                 DST Securities, Inc.             Portfolio Expense             DST Systems
Portfolio                                          Commissions Paid                   Reduction                    Costs
================================================================================================================================
Janus Aspen Money Market Portfolio                        --                             --                        $1,729
--------------------------------------------------------------------------------------------------------------------------------


                                            Janus Aspen Series  June 30, 2004  9

3. FEDERAL INCOME TAX

Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains.

                                Accumulated                    Federal Tax
Fund                           Capital Losses                     Cost
--------------------------------------------------------------------------------
Janus Aspen Money
  Market Portfolio                   --                        $13,240,672
--------------------------------------------------------------------------------

4. EXPENSES

Expenses are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

The Portfolio bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated pro rata to the Portfolio.

5. EXPENSE RATIOS

Listed below are the gross expense ratios for the Portfolio, absent the waiver of certain fees and offsets.

For the six month period
ended June 30, 2004 (unaudited)
and for each fiscal year
ended December 31                                          Institutional Shares                           Service Shares
Portfolio                                      2004    2003    2002    2001    2000    1999 |  2004    2003    2002    2001    2000
====================================================================================================================================
Janus Aspen Money Market Portfolio            0.95%   0.78%   0.39%   0.34%   0.36%   0.43% | 1.22%   1.07%   0.66%   0.59%   0.61%
------------------------------------------------------------------------------------------------------------------------------------


10  Janus Aspen Series  June 30, 2004

6. CAPITAL SHARE TRANSACTIONS

                                                                 Janus Aspen
For the six month period ended June 30, 2004 (unaudited)         Money Market
and the fiscal year ended December 31, 2003                       Portfolio
(all numbers in thousands)                                     2004        2003
================================================================================
Transactions in Portfolio Shares - Institutional Shares
  Shares sold                                                 4,416      57,605
  Reinvested dividends and distributions                         57         253
--------------------------------------------------------------------------------
Total                                                         4,473      57,858
--------------------------------------------------------------------------------
  Shares Repurchased                                        (11,944)   (110,499)
Net Increase/(Decrease) in Portfolio Shares                  (7,471)    (52,641)
Shares Outstanding, Beginning of Period                      20,761      73,402
--------------------------------------------------------------------------------
Shares Outstanding, End of Period                            13,290      20,761
--------------------------------------------------------------------------------
Transactions in Portfolio Shares - Service Shares
  Shares sold                                                    --          --
  Reinvested dividends and distributions                         --          --
--------------------------------------------------------------------------------
Total                                                            --          --
--------------------------------------------------------------------------------
  Shares Repurchased                                             --          --
Net Increase/(Decrease) in Portfolio Shares                      --          --
Shares Outstanding, Beginning of Period                          11          11
--------------------------------------------------------------------------------
Shares Outstanding, End of Period                                11          11
--------------------------------------------------------------------------------


                                           Janus Aspen Series  June 30, 2004  11

7. LEGAL MATTERS

In September 2003, the Securities and Exchange Commission ("SEC") and the Office of the New York State Attorney General ("NYAG") publicly announced that they were investigating trading practices in the mutual fund industry. The investigations were prompted by the NYAG's settlement with a hedge fund, Canary Capital, which allegedly engaged in irregular trading practices with certain mutual fund companies. While Janus Capital was not named as a defendant in the NYAG complaint against the hedge fund, Janus Capital was mentioned in the complaint as having allowed Canary Capital to "market time" certain Janus funds. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. The NYAG complaint alleged that this practice is in contradiction to policies stated in the prospectuses for certain Janus funds.

The investigations by the NYAG, the SEC, and certain other agencies, including the Colorado Division of Securities and the Colorado Attorney General ("COAG"), also sought to determine whether late trading occurred in mutual funds managed by Janus Capital. The term "late trading" generally refers to the practice of permitting or processing a fund purchase or redemption in a manner that improperly allows the current day's fund share price to be used for an order that was placed or improperly processed at a time following the deadline for obtaining that day's share price (normally, 4:00 p.m. (eastern time)). Because many mutual fund transactions are cleared and settled through financial intermediaries, Janus Capital cannot exclude the possibility that one or more intermediaries may have submitted improper or unauthorized late trade transactions to Janus Capital in violation of Janus Capital's agreements with those intermediaries.

Other documentation and information sought by various regulatory agencies, including the National Association of Securities Dealers, the West Virginia Attorney General, the Florida Department of Financial Services, the NYAG, the SEC, the COAG, the Colorado Division of Securities and one or more U.S. Attorney offices, relate to a variety of matters, including but not limited to: disclosure of portfolio holdings, trading by executives in fund shares, certain revenue sharing arrangements, information related to cash and non-cash compensation paid to brokers, trading by Janus Capital investment personnel in portfolio securities owned by certain Janus funds, information provided to the Trustees of certain Janus funds in connection with the review and approval of management contracts related to such Janus funds, information related to certain types of distribution and sales arrangements with brokers and other distributors of mutual fund products, and other topics related to the foregoing. The Janus funds, Janus Capital Group Inc. and its subsidiaries have either complied with or intend to comply with these subpoenas and other document and information requests.

On April 27, 2004, Janus Capital announced agreements in principle with the NYAG, the COAG and the Colorado Division of Securities setting forth financial agreements and certain corporate governance and compliance initiatives that will be required by such regulators. Janus Capital also announced an agreement in principle with respect to monetary terms with the SEC, subject to the approval of the SEC Commissioners. Pursuant to such agreements, Janus Capital has agreed to pay $50 million in restoration to compensate investors for any adverse effects of frequent trading and $50 million in civil penalties. Janus Capital also agreed to reduce its management fees in the amount of $25 million a year for five years. Specific fee reductions, effective July 1, 2004, were determined on a fund-by-fund basis and were calculated using assets under management as of May 31, 2004. Therefore, the total reduction in revenue over a five-year period could be greater than or less than $125 million, depending on whether assets under management in the affected funds increase or decrease. Janus also agreed to make $1.2 million in other settlement-related payments required by the State of Colorado.

Subsequent to the initiation of the regulatory investigations, a number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals on behalf of Janus fund shareholders and shareholders of Janus Capital Group Inc. The factual allegations made in these actions are generally based on the NYAG complaint against Canary Capital and in general allege that Janus Capital allowed certain hedge funds and other investors to engage in "market timing" trades in certain Janus funds. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the federal securities laws; (ii) breach of fiduciary duties, as established by state common law or federal law, to the funds and/or individual investors; (iii) breach of contract; (iv) unjust enrichment; and (v) violations of Section 1962 of the Racketeering Influenced and Corrupt Organizations Act.

The "market timing" lawsuits include actions purportedly on behalf of a class of Janus fund investors, cases allegedly brought on behalf of the funds themselves, a case asserting claims both on behalf of an investor class and derivatively on behalf of the funds, cases brought on behalf of shareholders of Janus Capital Group Inc. on a derivative basis against the Board of Directors of Janus Capital Group Inc., purported ERISA actions against the managers of the Janus 401(k) plan, and a non-class "representative action" purportedly brought


12  Janus Aspen Series  June 30, 2004
on behalf of the general public. The complaints also name various defendants. One or more Janus entities (Janus Capital Group Inc., Janus Capital Management LLC or Janus Capital Corporation) are named in every action. In addition, actions have been brought against Janus Investment Fund and/or one or more of the individual Janus funds, the Janus fund Trustees, officers of the Janus funds, officers of Janus Capital, officers of Janus Capital Group Inc., and directors of Janus Capital Group Inc.

The "market timing" lawsuits were filed in a number of state and federal jurisdictions. The Judicial Panel on Multidistrict Litigation has finally or conditionally transferred all but one of these actions to the United States District Court for the District of Maryland for coordinated proceedings. One action (alleging failure to adequately implement fair value pricing) has been remanded to state court in Madison County, Illinois and is not subject to the federal transfer procedures.

In addition to the "market timing" actions described above, civil lawsuits have been filed against Janus Capital challenging the investment advisory fees charged by Janus Capital to certain funds managed by Janus Capital.

Additional lawsuits may be filed against certain of the Janus funds, Janus Capital and related parties in the future. Janus Capital does not currently believe that any of the pending actions will materially affect its ability to continue to provide to the Funds the services it has agreed to provide.

8. SUBSEQUENT EVENT

On July 29, 2004, Janus Capital Group Inc. announced that a client of Janus Capital Management LLC ("Janus Capital") intends to redeem funds totaling approximately $4.7 billion by year end, subject to the approval by the client's board of directors. The majority of the assets to be redeemed are in the Institutional Share class of certain Portfolios within Janus Aspen Series. Janus Capital is working with the client to transfer the redeeming assets "in kind" to assist the affected Portfolios' managers in limiting the disruption to the Portfolios and minimizing potential transaction costs. The redemption is anticipated to occur by the end of the Portfolios' 2004 fiscal period. To the extent necessary, Janus Capital intends to voluntarily waive certain fees imposed on the Portfolios to limit the economic impact such redemptions might otherwise have on remaining shareholders of the affected Portfolios.


                                           Janus Aspen Series  June 30, 2004  13

Explanations of Charts, Tables and Financial Statements (unaudited)

1. PERFORMANCE OVERVIEWS

Average annual total returns are quoted for each class of the Portfolio. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.

2. SCHEDULE OF INVESTMENTS

Following the performance overview section is the Portfolio's Schedule of Investments. This schedule reports the industry concentrations and types of securities held in the Portfolio on the last day of the reporting period. Securities are usually listed by type (commercial paper, demand notes, U.S. Government notes, etc.). Holdings are subject to change without notice.

The market value of each security is quoted as of the last day of the reporting period. Portfolio securities are valued at amortized cost, which approximates market value.

3. STATEMENT OF ASSETS AND LIABILITIES

This statement is often referred to as the "balance sheet." It lists the assets and liabilities of the Portfolio on the last day of the reporting period.

The Portfolio's assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled and the receivable for Portfolio shares sold to investors but not yet settled. The Portfolio's liabilities include payables for securities purchased but not yet settled, Portfolio shares redeemed but not yet paid and expenses owed but not yet paid.

The section titled "Net Assets Consist of" breaks down the components of the Portfolio's net assets. Because the Portfolio must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last line of this statement reports the Portfolio's net asset value ("NAV") per share on the last day of the reporting period for each class of the Portfolio. The NAV is calculated by dividing the Portfolio's net assets (assets minus liabilities) by the number of shares outstanding.

4. STATEMENT OF OPERATIONS

This statement details the Portfolio's income, expenses and gains and losses on securities.

The first section in this statement, titled "Investment Income," reports the interest earned from interest-bearing securities in the Portfolio.

The next section reports the expenses and expense offsets incurred by the Portfolio, including the advisory fee paid to the investment adviser and transfer agent fees.

5. STATEMENT OF CHANGES IN NET ASSETS

This statement reports the increase or decrease in the Portfolio's net assets during the reporting period. Changes in the Portfolio's net assets are attributable to investment operations, dividends, distributions and capital share transactions. This is important to investors because it shows exactly what caused the Portfolio's net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Portfolio's investment performance. The Portfolio's net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends in cash, money is taken out of the Portfolio to pay the distribution. If investors reinvest their dividends, the Portfolio's net assets will not be affected. If you compare the Portfolio's "Net Decrease from Dividends and Distributions" to the "Reinvested dividends and distributions," you will notice that dividend distributions had little effect on the Portfolio's net assets. This is because the majority of Janus investors reinvest their distributions.

The reinvestment of dividends is included under "Capital Share Transactions." "Capital Shares" refers to the money investors contribute to the Portfolio through purchases or withdrawals via redemptions. The Portfolio's net assets will increase and decrease in value as investors purchase and redeem shares from the Portfolio.

6. FINANCIAL HIGHLIGHTS

This schedule provides a per-share breakdown of the components that affect the Portfolio's NAV for current and past reporting periods. Not only does this table provide you with total return, it also reports total distributions, asset size and expense ratios.


14  Janus Aspen Series  June 30, 2004

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income per share, which comprises interest income earned on securities held by the Portfolio. Following is the total of realized gains. Dividends and distributions are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the average annual total return reported the last day of the period.

Also included are the expense ratios, or the percentage of net assets that was used to cover operating expenses during the period.

The Portfolio's expenses may be reduced through expense-reduction arrangements. These arrangements may include the use of brokerage commissions, uninvested cash balances earning interest or balance credits. The Statement of Operations reflects total expenses before any such offset, the amount of offset and the net expenses. The expense ratios listed in the Financial Highlights reflect total expenses prior to any expense offset (gross expense ratio) and after the expense offsets (net expense ratio). Both expense ratios reflect expenses after waivers (reimbursements), if applicable.

The ratio of net investment income/(loss) summarizes the income earned less expenses divided by the average net assets of the Portfolio during the reporting period. Don't confuse this ratio with the Portfolio's yield. The net investment income ratio is not a true measure of the Portfolio's yield because it doesn't take into account the dividends distributed to the Portfolio's investors.


                                           Janus Aspen Series  June 30, 2004  15

Notes












16  Janus Aspen Series  June 30, 2004

Notes














                                           Janus Aspen Series  June 30, 2004  17

Notes












18  Janus Aspen Series  June 30, 2004

Notes













                                           Janus Aspen Series  June 30, 2004  19

Notes












20  Janus Aspen Series  June 30, 2004

                                           Janus Aspen Series  June 30, 2004  21

Janus provides access to a wide range of investment disciplines.
--------------------------------------------------------------------------------

Growth & Core

Janus growth portfolios focus on companies believed to be the leaders in their respective industries, with solid management teams, expanding market share, margins and efficiencies. Janus core portfolios seek investments in more stable and predictable companies. These portfolios look for a strategic combination of steady growth and for certain portfolios, some degree of income.

International & Global

Janus international and global portfolios seek to leverage Janus' research capabilities by taking advantage of inefficiencies in foreign markets, where accurate information and analytical insight are often at a premium.

Value

Janus value portfolios invest in companies they believe are poised for a turnaround or are trading at a significant discount to fair value. The goal is to gain unique insight into a company's true value and identify and evaluate potential catalysts that may unlock shareholder value.

Risk-Managed

Janus risk-managed portfolios seek to outperform their respective indices while maintaining a risk profile equal to or lower than the index itself. Managed by INTECH, these portfolios use a mathematical process in an attempt to build a more "efficient" portfolio than the index.

Fixed Income

Janus income portfolios attempt to provide less risk relative to equities while seeking to deliver a competitive total return through high current income and appreciation.


For more information, contact your investment professional or go to www.janus.com.

        [LOGO] JANUS CAPITAL  |  151 Detroit Street
                       Group  |  Denver, CO 80206
                              |  1-800-525-1068


This material must be preceded or accompanied by a prospectus.
Portfolio distributed by Janus Distributors LLC (7/04)

C-0704-186                                                      109-24-708 08-04

                                                          ----------------------
                                                          2004 Semiannual Report
                                                          ----------------------

Janus Aspen Series
--------------------------------------------------------------------------------
      Janus Aspen Risk-Managed Core Portfolio

                                                            [LOGO] JANUS CAPITAL
                                                                           Group

Table of Contents

Schedule of Investments ..................................................     3
Statement of Assets and Liabilities ......................................     8
Statement of Operations ..................................................     9
Statement of Changes in Net Assets .......................................    10
Financial Highlights .....................................................    11
Notes to Schedule of Investments .........................................    12
Notes to Financial Statements ............................................    13
Explanations of Charts, Tables and Financial Statements ..................    20

Janus Aspen Risk-Managed
Core Portfolio (unaudited)
                                                                      Managed By
                                                                          INTECH

Performance
================================================================================
Average Annual Total Return - for the periods ended June 30, 2004
--------------------------------------------------------------------------------

[MOUNTAIN CHART OMITTED]

Initial Investment Of $10,000

                   Janus Aspen
                Risk-Managed Core
                   Portfolio -        S&P 500(R)
                 Service Shares         Index
  1/2/2003*          $10,000           $10,000
01/31/2003            $9,550            $9,424
02/28/2003            $9,450            $9,282
03/31/2003            $9,540            $9,372
04/30/2003           $10,170           $10,144
05/31/2003           $10,700           $10,678
06/30/2003           $10,790           $10,814
07/31/2003           $10,910           $11,005
08/31/2003           $11,170           $11,219
09/30/2003           $11,110           $11,100
10/31/2003           $11,840           $11,728
11/30/2003           $12,010           $11,831
12/31/2003           $12,499           $12,451
 1/31/2004           $12,759           $12,680
 2/29/2004           $13,050           $12,856
 3/31/2004           $13,120           $12,662
 4/30/2004           $12,789           $12,463
 5/31/2004           $13,009           $12,634
 6/30/2004           $13,390           $12,880

                                         Fiscal                         Since
                                      Year-to-date      One Year     Inception*
--------------------------------------------------------------------------------
Janus Aspen Risk-Managed Core
Portfolio - Service Shares               7.13%           24.10%         21.64%
--------------------------------------------------------------------------------
S&P 500(R) Index                         3.44%           19.11%         18.52%
--------------------------------------------------------------------------------
================================================================================

Data presented represents past performance, which is no guarantee of future results. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, current performance may be higher or lower than the performance shown. Call 1-800-525-1068 or visit www.janus.com for current month end performance.

See Notes to Schedule of Investments for index definitions.

Total return includes reinvestment of dividends, distributions and capital gains. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

These returns do not reflect the charges and expenses of any particular insurance product or qualified plan.

*     The Portfolio's inception date - January 2, 2003

Portfolio Strategy
--------------------------------------------------------------------------------
Primarily invests in large-sized companies selected for their growth potential, seeking to control risks by applying a mathematical management process and selecting stocks generally from a predefined universe of common stocks within the Portfolio's benchmark index.

Portfolio Asset Mix - (% of Net Assets)
--------------------------------------------------------------------------------
[PIE CHART OMITTED]

Cash and Cash Equivalents - 0.5%
Common Stock - Foreign - 1.7%
Common Stock - Domestic - 97.8%

                                                          Number of Stocks: 347
                                                          Top 10 Equities: 13.1%


                                            Janus Aspen Series  June 30, 2004  1

Janus Aspen Risk-Managed
Core Portfolio

Top 10 Equity Holdings - (% of Net Assets)
--------------------------------------------------------------------------------

                                          June 30, 2004        December 31, 2003
Boston Scientific Corp.                            1.6%                     2.0%
eBay, Inc.                                         1.4%                     1.7%
General Electric Co.                               1.4%                     1.7%
International Game Technology                      1.4%                     1.1%
Exxon Mobil Corp.                                  1.3%                     1.5%
Bank of America Corp.                              1.3%                     1.1%
Pfizer, Inc.                                       1.3%                     1.3%
Zimmer Holdings, Inc.                              1.2%                     0.7%
Countrywide Financial Corp.                        1.1%                     1.1%
Apollo Group, Inc. - Class A                       1.1%                     1.1%
--------------------------------------------------------------------------------

Top Industries - Portfolio vs. Index (% of Net Assets)
--------------------------------------------------------------------------------

[BAR CHART OMITTED]

                                         Janus Aspen Risk-managed     S&P 500(R)
                                              Core Portfolio            Index
Electric - Integrated                              5.0%                  2.4%
Diversified Operations                             4.7%                  5.7%
Oil Companies - Integrated                         4.0%                  4.5%
Super - Regional Banks                             3.6%                  4.6%
Medical Instruments                                3.6%                  1.2%
Medical Products                                   3.0%                  2.4%
Medical - Drugs                                    2.2%                  6.3%
Cosmetics and Toiletries                           2.2%                  2.6%
Oil Companies - Exploration and
 Production                                        2.0%                  0.8%
Finance - Investment Bankers/Brokers               1.9%                  5.5%

--------------------------------------------------------------------------------
See "Explanations of Charts, Tables and Financial Statements."

The proprietary mathematical process used by Enhanced Investment Technologies LLC ("INTECH") may not achieve the desired results. Rebalancing techniques used may result in a higher portfolio turnover rate and higher expenses compared to a "buy and hold" or index portfolio strategy. This increases the likelihood of higher net taxable gains or losses for investors.

Effective May 1, 2004, Janus Aspen Risk-Managed Large Cap Core Portfolio changed its name to Janus Aspen Risk-Managed Core Portfolio.

The weighting of securities within the portfolio may differ significantly from the weightings within the index. The index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio.

Janus Capital Management LLC has contractually agreed to waive the Portfolio's total operating expenses to the levels indicated in the prospectus until at least May 1, 2006. Without such waivers total returns would have been lower.

INTECH is a subsidiary of Janus Capital Group Inc.


2  Janus Aspen Series  June 30, 2004

Schedule of Investments (unaudited)

Shares or Principal Amount                                          Market Value
================================================================================
Common Stock - 99.5%
Aerospace and Defense - 1.1%
         600    Boeing Co ...................................    $       30,654
         700    General Dynamics Corp .......................            69,510
         200    Lockheed Martin Corp ........................            10,416
         500    Northrop Grumman Corp .......................            26,850
         900    Rockwell Collins, Inc .......................            29,988
                                                                        167,418

Aerospace and Defense - Equipment - 0.5%
       1,300    B.F. Goodrich Co ............................            42,029
         400    United Technologies Corp ....................            36,592
                                                                         78,621

Agricultural Operations - 0.6%
       2,300    Monsanto Co .................................            88,550

Apparel Manufacturers - 0.2%
         500    Jones Apparel Group, Inc ....................            19,740
         100    Liz Claiborne, Inc ..........................             3,598
         200    V. F. Corp ..................................             9,740
                                                                         33,078

Applications Software - 0.7%
       3,900    Microsoft Corp ..............................           111,384

Athletic Footwear - 0.3%
         500    NIKE, Inc. - Class B ........................            37,875

Automotive - Cars and Light Trucks - 0.3%
         700    Ford Motor Co ...............................            10,955
         600    General Motors Corp .........................            27,954
                                                                         38,909

Automotive - Medium and Heavy Duty Trucks - 0.5%
       1,200    PACCAR, Inc .................................            69,588

Automotive - Truck Parts and Equipment - Original - 1.0%
       1,000    Dana Corp ...................................            19,600
       2,100    Johnson Controls, Inc .......................           112,098
       1,000    Visteon Corp ................................            11,670
                                                                        143,368

Beverages - Non-Alcoholic - 1.3%
         800    Coca-Cola Co ................................            40,384
       2,200    Coca-Cola Enterprises, Inc ..................            63,778
       1,400    Pepsi Bottling Group, Inc ...................            42,756
         900    PepsiCo, Inc ................................            48,492
                                                                        195,410

Beverages - Wine and Spirits - 0.3%
       1,000    Brown-Forman Corp. - Class B ................            48,270

Brewery - 0.4%
         400    Adolph Coors Co. - Class B ..................            28,936
         500    Anheuser-Busch Companies, Inc ...............            27,000
                                                                         55,936

Building - Residential and Commercial - 0.4%
       1,000    Centex Corp .................................            45,750
         300    Pulte Homes, Inc ............................            15,609
                                                                         61,359

Building and Construction Products - Miscellaneous - 0.4%
         500    Masco Corp ..................................            15,590
         800    Vulcan Materials Co .........................            38,040
                                                                         53,630

Building Products - Air and Heating - 0.6%
       2,200    American Standard Companies, Inc.* ..........            88,682

Cable Television - 0%
         100    Comcast Corp. - Class A* ....................             2,803

Casino Hotels - 0.2%
         600    Harrah's Entertainment, Inc .................            32,460

Casino Services - 1.4%
       5,300    International Game Technology ...............           204,580

Cellular Telecommunications - 1.1%
       1,500    AT&T Wireless Services, Inc.* ...............            21,480
       5,300    Nextel Communications, Inc. - Class A* ......           141,298
                                                                        162,778

Chemicals - Diversified - 0.5%
         700    Dow Chemical Co .............................            28,490
         300    PPG Industries, Inc .........................            18,747
         500    Rohm & Haas Co ..............................            20,790
                                                                         68,027

Chemicals - Specialty - 0.8%
         900    Ashland, Inc ................................            47,529
       1,000    Eastman Chemical Co .........................            46,230
         300    Ecolab, Inc .................................             9,510
         200    Engelhard Corp ..............................             6,462
         600    Hercules, Inc ...............................             7,314
                                                                        117,045

Coatings and Paint Products - 0.1%
         400    Sherwin-Williams Co .........................            16,620

Commercial Banks - 1.8%
         500    AmSouth Bancorporation ......................            12,735
         900    BB&T Corp ...................................            33,273
         500    Charter One Financial, Inc ..................            22,095
         100    M&T Bank Corp ...............................             8,730
         900    Marshall & Ilsley Corp ......................            35,181
       2,000    North Fork Bancorporation, Inc ..............            76,100
         100    Regions Financial Corp ......................             3,655
       1,200    SouthTrust Corp .............................            46,572
         800    Synovus Financial Corp ......................            20,256
         200    Zions Bancorporation ........................            12,290
                                                                        270,887

Commercial Services - Finance - 0.5%
         100    H&R Block, Inc ..............................             4,768
       1,000    Moody's Corp ................................            64,660
         100    Paychex, Inc ................................             3,388
                                                                         72,816

Computer Aided Design - 0.3%
       1,000    Autodesk, Inc ...............................            42,810

Computer Services - 0.1%
         700    Unisys Corp.* ...............................             9,716

Computers - 1.3%
         700    Apple Computer, Inc.* .......................            22,778
       2,700    Dell, Inc.* .................................            96,714
         300    Hewlett-Packard Co ..........................             6,330
         700    IBM Corp ....................................            61,705
                                                                        187,527

Computers - Integrated Systems - 0.4%
       1,100    NCR Corp.* ..................................            54,549

Computers - Memory Devices - 0.1%
         700    EMC Corp.* ..................................             7,980

Computers - Peripheral Equipment - 0.2%
         300    Lexmark International Group, Inc. - Class A*             28,959

Consumer Products - Miscellaneous - 1.4%
       1,100    Clorox Co ...................................            59,158
       1,900    Fortune Brands, Inc .........................           143,317
                                                                        202,475

See Notes to Schedule of Investments and Financial Statements.


                                            Janus Aspen Series  June 30, 2004  3

Janus Aspen Risk-Managed
Core Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                          Market Value
================================================================================
Containers - Metal and Glass - 0.2%
         400    Ball Corp ...................................    $       28,820

Containers - Paper and Plastic - 0.1%
         300    Bemis Company, Inc ..........................             8,475
         200    Sealed Air Corp.* ...........................            10,654
                                                                         19,129

Cosmetics and Toiletries - 2.2%
         850    Alberto-Culver Co ...........................            42,619
       2,000    Avon Products, Inc ..........................            92,280
         500    Gillette Co .................................            21,200
         500    International Flavors & Fragrances, Inc .....            18,700
         600    Kimberly-Clark Corp .........................            39,528
       2,000    Procter & Gamble Co .........................           108,880
                                                                        323,207

Cruise Lines - 0.4%
       1,300    Carnival Corp. (New York Shares) ............            61,100

Data Processing and Management - 0.2%
         600    Automatic Data Processing, Inc ..............            25,128
         200    VERITAS Software Corp.* .....................             5,540
                                                                         30,668

Disposable Medical Products - 0.5%
       1,400    C.R. Bard, Inc ..............................            79,310

Distribution/Wholesale - 0%
         100    Genuine Parts Co ............................             3,968

Diversified Operations - 4.7%
       1,400    3M Co .......................................           126,014
       1,000    Cooper Industries, Ltd. - Class A ...........            59,410
         700    Crane Co ....................................            21,973
         800    Danaher Corp ................................            41,480
         100    Dover Corp ..................................             4,210
         900    Eaton Corp ..................................            58,266
       6,400    General Electric Co .........................           207,359
         100    Illinois Tool Works, Inc ....................             9,589
         500    Ingersoll-Rand Co. - Class A ................            34,155
         200    ITT Industries, Inc .........................            16,600
       1,400    Textron, Inc ................................            83,090
       1,900    Tyco International, Ltd. (New York Shares) ..            62,966
                                                                        725,112

Diversified Operations-Commercial Services - 0.4%
       2,600    Cendant Corp ................................            63,648

Drug Delivery Systems - 0%
          10    Hospira, Inc.* ..............................               276

E-Commerce/Services - 1.4%
       2,300    eBay, Inc.* .................................           211,485

Electric - Integrated - 5.0%
         400    Allegheny Energy, Inc.* .....................             6,164
         100    Ameren Corp .................................             4,296
         400    American Electric Power Company, Inc ........            12,800
         800    Cinergy Corp ................................            30,400
         100    Consolidated Edison, Inc ....................             3,976
       1,500    Constellation Energy Group, Inc .............            56,850
         300    DTE Energy Co ...............................            12,162
         600    Duke Energy Corp ............................            12,174
       4,300    Edison International ........................           109,951
       1,200    Entergy Corp ................................            67,212
       2,000    Exelon Corp .................................            66,580
         200    FirstEnergy Corp ............................             7,482
         100    FPL Group, Inc ..............................             6,395
       5,300    PG&E Corp.* .................................           148,081
         500    PPL Corp ....................................            22,950
         100    Progress Energy, Inc ........................             4,405
         100    Public Service Enterprise Group, Inc ........             4,003
       1,400    Southern Co .................................            40,810
       1,200    TECO Energy, Inc ............................            14,388
       1,400    TXU Corp ....................................            56,714
       4,800    Xcel Energy, Inc ............................            80,208
                                                                        768,001

Electric Products - Miscellaneous - 0%
         100    Emerson Electric Co .........................             6,355

Electronic Components - Miscellaneous - 0%
         100    Jabil Circuit, Inc.* ........................             2,518
         100    Sanmina Corp.* ..............................               910
                                                                          3,428

Electronic Components - Semiconductors - 1.2%
       3,700    Advanced Micro Devices, Inc.* ...............            58,830
         100    Altera Corp.* ...............................             2,222
         100    Broadcom Corp. - Class A* ...................             4,677
       1,900    Intel Corp ..................................            52,440
       2,400    National Semiconductor Corp.* ...............            52,776
         200    Texas Instruments, Inc ......................             4,836
                                                                        175,781

Electronic Connectors - 0.1%
         500    Thomas & Betts Corp.* .......................            13,615

Electronic Measuring Instruments - 0.2%
         400    Agilent Technologies, Inc.* .................            11,712
         400    Tektronix, Inc ..............................            13,608
                                                                         25,320

Engines - Internal Combustion - 0.1%
         200    Cummins, Inc ................................            12,500

Enterprise Software/Services - 0.6%
       2,400    Computer Associates International, Inc ......            67,344
       2,700    Novell, Inc.* ...............................            22,653
                                                                         89,997

Entertainment Software - 0.5%
       1,400    Electronic Arts, Inc.* ......................            76,370

Fiduciary Banks - 0.3%
         800    State Street Corp ...........................            39,232

Filtration and Separations Products - 0.1%
         500    Pall Corp ...................................            13,095

Finance - Consumer Loans - 0.2%
         900    SLM Corp ....................................            36,405

Finance - Credit Card - 0.9%
       1,600    American Express Co .........................            82,208
         400    Capital One Financial Corp ..................            27,352
         700    MBNA Corp ...................................            18,053
         200    Providian Financial Corp.* ..................             2,934
                                                                        130,547

Finance - Investment Bankers/Brokers - 1.9%
         200    Bear Stearns Companies, Inc .................            16,862
       3,600    Citigroup, Inc ..............................           167,400
         100    Goldman Sachs Group, Inc ....................             9,416
         700    J.P. Morgan Chase & Co ......................            27,139
         100    Lehman Brothers Holdings, Inc ...............             7,525
       1,000    Merrill Lynch & Company, Inc ................            53,980
         100    Morgan Stanley Co ...........................             5,277
                                                                        287,599

See Notes to Schedule of Investments and Financial Statements.


4  Janus Aspen Series  June 30, 2004

Schedule of Investments (unaudited)

Shares or Principal Amount                                          Market Value
================================================================================
Finance - Mortgage Loan Banker - 1.2%
       2,399    Countrywide Financial Corp ..................    $      168,530
         200    Freddie Mac .................................            12,660
                                                                        181,190

Financial Guarantee Insurance - 0.4%
         100    Ambac Financial Group, Inc ..................             7,344
         400    MBIA, Inc ...................................            22,848
         300    MGIC Investment Corp ........................            22,758
                                                                         52,950

Food - Confectionary - 0.4%
       1,000    Hershey Foods Corp ..........................            46,270
         100    Wm. Wrigley Jr. Company .....................             6,305
                                                                         52,575

Food - Diversified - 1.2%
         200    Campbell Soup Co ............................             5,376
       1,500    ConAgra Foods, Inc ..........................            40,620
         600    H.J. Heinz Co ...............................            23,520
         600    Kellogg Co ..................................            25,110
       1,100    McCormick & Company, Inc ....................            37,400
       2,000    Sara Lee Corp ...............................            45,980
                                                                        178,006

Food - Flour and Grain - 0.4%
       4,000    Archer-Daniels-Midland Co ...................            67,120

Food - Retail - 0.1%
         400    Albertson's, Inc ............................            10,616
         200    Safeway, Inc.* ..............................             5,068
                                                                         15,684

Food - Wholesale/Distribution - 0.8%
       1,600    Supervalu, Inc ..............................            48,976
       1,900    Sysco Corp ..................................            68,153
                                                                        117,129

Forestry - 0%
         200    Plum Creek Timber Company, Inc ..............             6,516

Gas - Distribution - 0.3%
       1,500    Sempra Energy Co ............................            51,645

Gold Mining - 0.6%
       2,400    Newmont Mining Corp .........................            93,024

Hotels and Motels - 0.5%
         900    Hilton Hotels Corp ..........................            16,794
         400    Marriott International, Inc. - Class A ......            19,952
         800    Starwood Hotels & Resorts Worldwide, Inc ....            35,880
                                                                         72,626

Identification Systems and Devices - 0%
         500    Symbol Technologies, Inc ....................             7,370

Industrial Automation and Robotics - 0.3%
       1,100    Rockwell Automation, Inc ....................            41,261

Industrial Gases - 0.2%
         100    Air Products and Chemicals, Inc .............             5,245
         500    Praxair, Inc ................................            19,955
                                                                         25,200

Instruments - Controls - 0.2%
         400    Parker Hannifin Corp ........................            23,784
         200    Thermo Electron Corp.* ......................             6,148
                                                                         29,932

Instruments - Scientific - 0.3%
         100    PerkinElmer, Inc ............................             2,004
         800    Waters Corp.* ...............................            38,224
                                                                         40,228

Internet Security - 0.5%
       1,600    Symantec Corp.* .............................            70,048

Investment Management and Advisory Services - 0.8%
       1,300    Franklin Resources, Inc .....................            65,104
       1,100    T. Rowe Price Group, Inc ....................            55,440
                                                                        120,544

Leisure and Recreation Products - 0.3%
       1,200    Brunswick Corp ..............................            48,960

Life and Health Insurance - 0.8%
       1,300    AFLAC, Inc ..................................            53,053
         200    CIGNA Corp ..................................            13,762
         200    Jefferson-Pilot Corp ........................            10,160
         800    Torchmark Corp ..............................            43,040
                                                                        120,015

Linen Supply and Related Items - 0.3%
         800    Cintas Corp .................................            38,136

Machinery - Construction and Mining - 0.7%
       1,400    Caterpillar, Inc ............................           111,216

Machinery - Farm - 0.5%
       1,000    Deere & Co ..................................            70,140

Medical - Biomedical and Genetic - 0.5%
         700    Amgen, Inc.* ................................            38,199
         300    Biogen Idec, Inc.* ..........................            18,975
         200    Chiron Corp.* ...............................             8,928
         300    Genzyme Corp.* ..............................            14,199
                                                                         80,301

Medical - Drugs - 2.2%
         100    Abbott Laboratories .........................             4,076
         500    Eli Lilly and Co ............................            34,955
       1,500    Forest Laboratories, Inc.* ..................            84,945
         200    King Pharmaceuticals, Inc.* .................             2,290
         100    Merck & Company, Inc ........................             4,750
       5,520    Pfizer, Inc .................................           189,226
         100    Wyeth .......................................             3,616
                                                                        323,858

Medical - Generic Drugs - 0.2%
         900    Watson Pharmaceuticals, Inc.* ...............            24,210

Medical - HMO - 1.0%
         700    Aetna, Inc ..................................            59,500
       1,100    Humana, Inc.* ...............................            18,590
         900    UnitedHealth Group, Inc .....................            56,025
         200    WellPoint Health Networks, Inc.* ............            22,402
                                                                        156,517

Medical - Hospitals - 0.5%
       1,000    HCA, Inc ....................................            41,590
       1,600    Health Management Associates, Inc. - Class A             35,872
                                                                         77,462

Medical - Nursing Homes - 0.3%
       1,200    Manor Care, Inc .............................            39,216

Medical Information Systems - 0.4%
       2,700    IMS Health, Inc .............................            63,288

Medical Instruments - 3.6%
       5,500    Boston Scientific Corp.* ....................           235,400
       3,000    Guidant Corp ................................           167,640
         800    Medtronic, Inc ..............................            38,976
       1,300    St. Jude Medical, Inc.* .....................            98,345
                                                                        540,361

See Notes to Schedule of Investments and Financial Statements.


                                            Janus Aspen Series  June 30, 2004  5

Janus Aspen Risk-Managed
Core Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                          Market Value
================================================================================
Medical Labs and Testing Services - 0.3%
         500    Quest Diagnostics, Inc.* ....................    $       42,475

Medical Products - 3.0%
       1,100    Baxter International, Inc ...................            37,961
         100    Becton, Dickinson and Co ....................             5,180
         700    Biomet, Inc .................................            31,108
       1,200    Johnson & Johnson ...........................            66,840
       2,400    Stryker Corp ................................           132,000
       2,000    Zimmer Holdings, Inc.* ......................           176,400
                                                                        449,489

Metal - Aluminum - 0.1%
         300    Alcoa, Inc ..................................             9,909

Metal - Copper - 0.6%
       1,100    Phelps Dodge Corp ...........................            85,261

Metal - Diversified - 0.5%
       2,300    Freeport-McMoRan Copper & Gold, Inc.
                 - Class B ..................................            76,245

Metal Processors and Fabricators - 0.1%
         800    Worthington Industries, Inc .................            16,424

Motorcycle and Motor Scooter Manufacturing - 0.3%
         700    Harley-Davidson, Inc ........................            43,358

Multi-Line Insurance - 1.3%
       1,300    Allstate Corp ...............................            60,515
         900    American International Group, Inc ...........            64,152
         100    Cincinnati Financial Corp ...................             4,352
         600    Hartford Financial Services Group, Inc ......            41,244
         100    Loews Corp ..................................             5,996
         100    MetLife, Inc ................................             3,585
         400    Prudential Financial, Inc ...................            18,588
                                                                        198,432

Multimedia - 0.4%
         300    McGraw-Hill Companies, Inc ..................            22,971
         600    Meredith Corp ...............................            32,976
         200    Time Warner, Inc.* ..........................             3,516
                                                                         59,463

Networking Products - 0.7%
       4,200    Cisco Systems, Inc.* ........................            99,540

Non-Hazardous Waste Disposal - 0.2%
       1,100    Waste Management, Inc .......................            33,715

Office Automation and Equipment - 0%
         100    Xerox Corp.* ................................             1,450

Office Supplies and Forms - 0.1%
         200    Avery Dennison Corp .........................            12,802

Oil - Field Services - 1.1%
       4,500    Halliburton Co ..............................           136,170
         400    Schlumberger, Ltd. (New York Shares) ........            25,404
                                                                        161,574

Oil and Gas Drilling - 0.1%
         100    Noble Corp.* ................................             3,789
         400    Transocean, Inc.* ...........................            11,576
                                                                         15,365

Oil Companies - Exploration and Production - 2.0%
         200    Anadarko Petroleum Corp .....................            11,720
       2,440    Apache Corp .................................           106,262
       2,000    Burlington Resources, Inc ...................            72,360
         400    Devon Energy Corp ...........................            26,400
         300    EOG Resources, Inc ..........................            17,913
         100    Kerr-McGee Corp .............................             5,377
       1,700    Unocal Corp .................................            64,600
                                                                        304,632

Oil Companies - Integrated - 4.0%
         900    Amerada Hess Corp ...........................            71,271
         500    ChevronTexaco Corp ..........................            47,055
         900    ConocoPhillips ..............................            68,661
       4,500    Exxon Mobil Corp ............................           199,845
       1,800    Marathon Oil Corp ...........................            68,112
       3,200    Occidental Petroleum Corp ...................           154,912
                                                                        609,856

Oil Refining and Marketing - 0.8%
       1,000    Sunoco, Inc .................................            63,620
         700    Valero Energy Corp ..........................            51,632
                                                                        115,252

Optical Supplies - 0.4%
         200    Allergan, Inc ...............................            17,904
         700    Bausch & Lomb, Inc ..........................            45,549
                                                                         63,453

Paper and Related Products - 1.0%
         100    Boise Cascade Corp ..........................             3,764
       2,000    Georgia-Pacific Corp ........................            73,960
       1,300    Louisiana-Pacific Corp ......................            30,745
         500    Temple-Inland, Inc ..........................            34,625
                                                                        143,094

Pharmacy Services - 0.9%
         400    Caremark Rx, Inc.* ..........................            13,176
       3,417    Medco Health Solutions, Inc.* ...............           128,138
                                                                        141,314

Pipelines - 0.3%
         800    Kinder Morgan, Inc ..........................            47,432
         200    Williams Companies, Inc .....................             2,380
                                                                         49,812

Power Converters and Power Supply Equipment - 0%
         100    American Power Conversion Corp ..............             1,965

Printing - Commercial - 0.3%
       1,500    R.R. Donnelley & Sons Co ....................            49,530

Property and Casualty Insurance - 1.3%
         300    Chubb Corp ..................................            20,454
       1,600    Progressive Corp ............................           136,480
         700    SAFECO Corp .................................            30,800
                                                                        187,734

Publishing - Newspapers - 0.6%
         600    Gannett Company, Inc ........................            50,910
         200    Knight-Ridder, Inc ..........................            14,400
         400    Tribune Co ..................................            18,216
                                                                         83,526

REIT - Apartments - 0.2%
       1,100    Equity Residential Properties Trust .........            32,703

REIT - Office Property - 0.1%
         600    Equity Office Properties Trust ..............            16,320

REIT - Regional Malls - 1.0%
       2,800    Simon Property Group, Inc ...................           143,976

REIT - Warehouse and Industrial - 0.2%
       1,100    ProLogis ....................................            36,212

Retail - Apparel and Shoe - 1.1%
       2,800    Gap, Inc ....................................            67,900
         500    Limited, Inc ................................             9,350
       1,900    Nordstrom, Inc ..............................            80,959
                                                                        158,209

Retail - Auto Parts - 0.1%
         200    AutoZone, Inc.* .............................            16,020

See Notes to Schedule of Investments and Financial Statements.


6  Janus Aspen Series  June 30, 2004

Schedule of Investments (unaudited)

Shares or Principal Amount                                          Market Value
================================================================================
Retail - Automobile - 0.1%
         700    Auto Nation, Inc.* ..........................    $       11,970

Retail - Building Products - 0.1%
         400    Lowe's Companies, Inc .......................            21,020

Retail - Consumer Electronics - 0.3%
         600    Best Buy Company, Inc .......................            30,444
         800    Circuit City Stores, Inc ....................            10,360
         100    RadioShack Corp .............................             2,863
                                                                         43,667

Retail - Discount - 1.0%
         200    Big Lots, Inc.* .............................             2,892
       1,100    Dollar General Corp .........................            21,516
         100    Family Dollar Stores, Inc ...................             3,042
         100    Target Corp .................................             4,247
         400    TJX Companies, Inc ..........................             9,656
       2,000    Wal-Mart Stores, Inc ........................           105,520
                                                                        146,873

Retail - Drug Store - 0.3%
       1,100    CVS Corp ....................................            46,222

Retail - Jewelry - 0%
         100    Tiffany & Co ................................             3,685

Retail - Major Department Stores - 0.9%
       1,400    J.C. Penney Company, Inc ....................            52,864
       1,500    May Department Stores Co ....................            41,235
         900    Sears, Roebuck and Co .......................            33,984
                                                                        128,083

Retail - Office Supplies - 0.1%
         600    Staples, Inc ................................            17,586

Retail - Regional Department Stores - 0.4%
       1,200    Federated Department Stores, Inc ............            58,920

Retail - Restaurants - 1.3%
       3,300    McDonald's Corp .............................            85,800
       1,500    Starbucks Corp.* ............................            65,220
         900    Wendy's International, Inc ..................            31,356
         400    Yum! Brands, Inc ............................            14,888
                                                                        197,264

Rubber - Tires - 0%
         200    Cooper Tire & Rubber Co .....................             4,600

Savings/Loan/Thrifts - 0.9%
       1,200    Golden West Financial Corp ..................           127,620
         100    Washington Mutual, Inc ......................             3,864
                                                                        131,484

Schools - 1.1%
       1,900    Apollo Group, Inc. - Class A* ...............           167,751

Semiconductor Components/Integrated Circuits - 0%
         100    Analog Devices, Inc .........................             4,708

Steel - Producers - 0.4%
       1,500    United States Steel Corp ....................            52,680

Super-Regional Banks - 3.6%
       2,288    Bank of America Corp ........................           193,611
       1,600    Bank One Corp ...............................            81,600
         100    Comerica, Inc ...............................             5,488
         300    Fifth Third Bancorp .........................            16,134
         400    Huntington Bancshares, Inc ..................             9,160
         300    KeyCorp .....................................             8,967
         400    SunTrust Banks, Inc .........................            25,996
       2,200    U.S. Bancorp ................................            60,632
       1,900    Wachovia Corp ...............................            84,550
       1,200    Wells Fargo & Co ............................            68,676
                                                                        554,814

Telecommunication Equipment - 0.5%
         300    Andrew Corp.* ...............................             6,003
       3,100    Avaya, Inc.* ................................            48,949
         400    Scientific-Atlanta, Inc .....................            13,800
                                                                         68,752

Telecommunication Equipment - Fiber Optics - 0%
         200    Corning, Inc.* ..............................             2,612

Telephone - Integrated - 0.1%
         500    AT&T Corp ...................................             7,315
         100    BellSouth Corp ..............................             2,622
         600    Sprint Corp .................................            10,560
                                                                         20,497

Tobacco - 1.1%
       1,300    Altria Group, Inc ...........................            65,065
       1,100    R.J. Reynolds Tobacco Holdings, Inc .........            74,349
         900    UST, Inc ....................................            32,400
                                                                        171,814

Tools - Hand Held - 0.5%
         400    Black & Decker Corp .........................            24,852
       1,100    Stanley Works ...............................            50,138
                                                                         74,990

Toys - 0.1%
         500    Hasbro, Inc .................................             9,500

Transportation - Railroad - 0.2%
         400    Burlington Northern Santa Fe Corp ...........            14,028
         100    Norfolk Southern Corp .......................             2,652
         100    Union Pacific Corp ..........................             5,945
                                                                         22,625

Transportation - Services - 1.7%
       1,100    FedEx Corp ..................................            89,859
         800    Ryder System, Inc ...........................            32,056
       1,700    United Parcel Service, Inc. - Class B .......           127,789
                                                                        249,704

Web Portals/Internet Service Providers - 1.1%
       4,500    Yahoo!, Inc.* ...............................           163,485

Wireless Equipment - 1.1%
       4,000    Motorola, Inc ...............................            73,000
       1,300    QUALCOMM, Inc ...............................            94,874
                                                                        167,874
--------------------------------------------------------------------------------
Total Common Stock (cost $12,982,033) .......................        14,898,096
--------------------------------------------------------------------------------
Short-Term U.S. Government Agencies - 0.7%
                Fannie Mae
$    100,000     1.25%, 7/1/04 (amortized cost $100,000) ....           100,000
--------------------------------------------------------------------------------
Total Investments (total cost $13,082,033) - 100.2% .........        14,998,096
--------------------------------------------------------------------------------
Liabilities, net of Cash, Receivables and Other Assets-- (0.2)%         (24,130)
--------------------------------------------------------------------------------
Net Assets - 100% ...........................................    $   14,973,966
--------------------------------------------------------------------------------

Summary of Investments by Country, June 30, 2004

Country                           Market Value        % of Investment Securities
--------------------------------------------------------------------------------
Bermuda                            $   156,531                              1.0%
Cayman Islands                          15,365                              0.1%
Netherlands                             25,404                              0.2%
Panama                                  61,100                              0.4%
United States++                     14,739,696                             98.3%
--------------------------------------------------------------------------------
Total                              $14,998,096                            100.0%

++    Includes Short-Term Securities (97.6% excluding Short-Term Securities)

See Notes to Schedule of Investments and Financial Statements.


                                            Janus Aspen Series  June 30, 2004  7

Statement of Assets and Liabilities
                                                                   Janus Aspen
As of June 30, 2004 (unaudited)                                    Risk-Managed
(all numbers in thousands except net                                  Core
asset value per share)                                             Portfolio(1)
--------------------------------------------------------------------------------
Assets:
  Investments at cost                                              $     13,082
  Investments at value                                             $     14,998
    Cash                                                                     90
    Receivables:
      Investments sold                                                      230
      Portfolio shares sold                                                  18
      Dividends                                                              17
    Other assets                                                             --
--------------------------------------------------------------------------------
Total Assets                                                             15,353
--------------------------------------------------------------------------------
Liabilities:
    Payables:
      Investments purchased                                                 327
      Portfolio shares repurchased                                            2
      Advisory fees                                                           8
      Transfer agent fees and expenses                                       --
      Service fees - Service Shares                                           1
      Distribution fees - Service Shares                                      3
    Accrued expenses                                                         38
--------------------------------------------------------------------------------
Total Liabilities                                                           379
Net Assets                                                         $     14,974
--------------------------------------------------------------------------------
Net Assets Consist of:
  Capital (par value and paid-in surplus)*                         $     12,220
  Undistributed net investment income/(loss)*                                (5)
  Undistributed net realized gain/(loss) from investments
   and foreign currency transactions*                                       843
  Unrealized appreciation/(depreciation) of investments
   and foreign currency translations                                      1,916
--------------------------------------------------------------------------------
Total Net Assets                                                   $     14,974
--------------------------------------------------------------------------------
Net Assets - Service Shares                                        $     14,974
  Shares Outstanding, $0.001 Par Value
   (unlimited shares authorized)                                          1,126
--------------------------------------------------------------------------------
  Net Asset Value Per Share                                        $      13.29
--------------------------------------------------------------------------------

*     See Note 3 in Notes to Financial Statements.
(1)   Formerly named Janus Aspen Risk-Managed Large Cap Core Portfolio.

See Notes to Financial Statements.


8  Janus Aspen Series  June 30, 2004

Statement of Operations

                                                                   Janus Aspen
                                                                   Risk-Managed
For the six month period ended June 30, 2004 (unaudited)              Core
(all numbers in thousands)                                         Portfolio(1)
--------------------------------------------------------------------------------
Investment Income:
  Interest                                                         $          1
  Dividends                                                                  92
--------------------------------------------------------------------------------
Total Investment Income                                                      93
--------------------------------------------------------------------------------
Expenses:
  Advisory fees                                                              43
  Transfer agent fees and expenses                                           --
  Registration fees                                                          --
  System fees                                                                 7
  Custodian fees                                                              7
  Legal fees                                                                  5
  Audit fees                                                                 11
  Trustees' fees and expenses                                                 1
  Distribution fees - Service Shares                                         16
  Service Fees - Service Shares                                               7
  Other expenses                                                              1
--------------------------------------------------------------------------------
Total Expenses                                                               98
Expense and Fee Offsets                                                      --
Net Expenses                                                                 98
Net Investment Income/(Loss)                                                 (5)
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments:
  Net realized gain/(loss) from securities transactions                     849
  Change in net unrealized appreciation/(depreciation)
   of investments and foreign currency translations                          12
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments                      861
Net Increase/(Decrease) in Net Assets Resulting
 from Operations                                                   $        856
--------------------------------------------------------------------------------

(1)   Formerly named Janus Aspen Risk-Managed Large Cap Core Portfolio.

See Notes to Financial Statements.


                                            Janus Aspen Series  June 30, 2004  9

Statement of Changes in Net Assets

For the six month period ended June 30, 2004 (unaudited)                   Janus Aspen
and for the fiscal period ended December 31, 2003                          Risk-Managed
(all numbers in thousands)                                               Core Portfolio(1)
                                                                        2004          2003(2)
----------------------------------------------------------------------------------------------
Operations:
  Net investment income/(loss)                                       $       (5)    $       --
  Net realized gain/(loss) from investment
   and foreign currency transactions                                        849            102
  Change in unrealized net appreciation/(depreciation)
   of investments and foreign currency translations                          12          1,905
----------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations             856          2,007
----------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
  Net investment income*
    Service Shares                                                           --             --
  Net realized gain from investment transactions*
    Service Shares                                                         (100)            (8)
----------------------------------------------------------------------------------------------
Net Decrease from Dividends and Distributions                              (100)            (8)
----------------------------------------------------------------------------------------------
Capital Share Transactions:
  Shares sold
    Service Shares                                                        4,801          9,611
  Reinvested dividends and distributions
    Service Shares                                                          100              8
  Shares repurchased
    Service Shares                                                       (2,020)          (281)
----------------------------------------------------------------------------------------------
Net Increase/(Decrease) from Capital Share Transactions                   2,881          9,338
----------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                                     3,637         11,337
Net Assets:
  Beginning of period                                                    11,337             --
----------------------------------------------------------------------------------------------
  End of period                                                      $   14,974     $   11,337
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Undistributed net investment income/(loss)*                          $       (5)    $       --
----------------------------------------------------------------------------------------------

Purchases and Sales of Investment Securities:
(excluding short-term securities)                                    $    7,772     $   14,465
  Purchases of securities                                                 5,030          5,176
  Proceeds from sales of securities                                          --             --
  Purchases of long-term U.S. Government obligations                         --             --
  Proceeds from sales of long-term U.S. Government
   obligations                                                               --             --

*     See Note 3 in Notes to Financial Statements.
(1)   Formerly named Janus Aspen Risk-Managed Large Cap Core Portfolio.
(2)   Fiscal period from January 2, 2003 (inception date) to December 31, 2003.

See Notes to Financial Statements.


10  Janus Aspen Series  June 30, 2004

Financial Highlights

Service Shares

For a share outstanding during the six month period                  Janus Aspen Risk-Managed
ended June 30, 2004 (unaudited) and through the                          Core Portfolio(1)
fiscal period ended December 31, 2003                                   2004         2003(2)
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $    12.49     $    10.00
----------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                               --             --
  Net gain/(loss) on securities (both realized and unrealized)              .89           2.50
----------------------------------------------------------------------------------------------
Total from Investment Operations                                            .89           2.50
----------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*                                    --             --
  Distributions (from capital gains)*                                      (.09)          (.01)
----------------------------------------------------------------------------------------------
Total Distributions                                                        (.09)          (.01)
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                       $    13.29     $    12.49
----------------------------------------------------------------------------------------------
Total Return**                                                            7.13%         24.99%
----------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)                             $   14,974     $   11,337
Average Net Assets for the Period (in thousands)                     $   13,208     $    8,414
Ratio of Gross Expenses to Average Net Assets***(3)                       1.49%          1.50%
Ratio of Net Expenses to Average Net Assets***(3)                         1.49%          1.50%
Ratio of Net Investment Income/(Loss) to
 Average Net Assets***                                                  (0.08)%             0%
Portfolio Turnover Rate***                                                  77%            61%

    *See Note 3 in Notes to Financial Statements.
   **Total return not annualized for periods of less than one full year. ***Annualized for periods of less than one full year.
  (1)Formerly named Janus Aspen Risk-Managed Large Cap Core Portfolio.
  (2)Fiscal period from January 2, 2003 (inception date) to December 31, 2003.
  (3)See Note 5 in Notes to Financial Statements.

See Notes to Financial Statements.


                                           Janus Aspen Series  June 30, 2004  11

Notes to Schedule of Investments (unaudited)

S&P 500(R) Index      The Standard & Poor's Composite Index of 500 stocks, a
                      widely recognized, unmanaged index of common stock prices.

New York Shares       Securities of foreign companies trading on the New York
                      Stock Exchange

REIT                  Real Estate Investment Trust

*     Non-income-producing security.


12  Janus Aspen Series  June 30, 2004

Notes to Financial Statements (unaudited)

The following section describes organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout this report. In addition, the Notes to Financial Statements explain the methods used in preparing and presenting this report.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Janus Aspen Risk-Managed Core Portfolio (formerly named Janus Aspen Risk-Managed Large Cap Core Portfolio) (the "Portfolio") is a series fund. The Portfolio is part of Janus Aspen Series (the "Trust"), which was organized as a Delaware Trust (now called a Delaware statutory trust) on May 20, 1993 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Trust offers seventeen portfolios or series of shares with differing investment objectives and policies. The Portfolio invests primarily in equity securities. The Portfolio is classified as diversified, as defined in the1940 Act. The Portfolio is a no-load investment.

The Portfolio currently offers one class of shares: Service Shares. The class is issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance contracts (collectively "variable insurance contracts"), as well as certain qualified retirement plans.

Janus Capital Management LLC ("Janus Capital") invested initial seed capital in the amount of $10,000 for the Portfolio on December 31, 2002. Janus Capital invested additional seed capital in the amount of $7,490,000 for the Portfolio on January 2, 2003. The Portfolio began investment operations on January 2, 2003.

The following accounting policies have been consistently followed by the Trust and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

Investment Valuation

Securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers making a market for such securities or by a pricing service approved by the Portfolio's Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Currently, foreign securities and currencies are converted to U.S. dollars using the applicable rate in effect as of 1:00 p.m. (New York time). It is anticipated that sometime during the third calendar quarter, the conversion to U.S. dollars will use the applicable rate in effect as of the close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or are deemed not to be reliable because events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the closing of the NYSE, then their fair value is determined in good faith under procedures established by and under the supervision of the Portfolio's Trustees. The Portfolio may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of the foreign exchanges and the close of the NYSE.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Foreign Currency Translations

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to security transactions and income.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.


                                           Janus Aspen Series  June 30, 2004  13

When-issued Securities

The Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolio is required to hold liquid assets as collateral with the Portfolio's custodian sufficient to cover the purchase price.

Initial Public Offerings

The Portfolio may invest in initial public offerings ("IPOs"). The Portfolio's performance may be significantly affected, positively or negatively, by investments in IPOs. IPOs and other investment techniques may have a magnified performance impact on a portfolio with a small asset base. The Portfolio may not experience similar performance as its assets grow.

Restricted Security Transactions

Restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolio to sell a security at a fair price and may substantially delay the sale of the security which each Portfolio seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Dividend Distributions

The Portfolio generally makes semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains, if any. The majority of dividends and capital gains distributions from the Portfolio will be automatically reinvested into additional shares of the Portfolio.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements as the Portfolio intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

Proxy Voting

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to their portfolio securities is available (i) without charge, upon request, by calling 1-800-525-1068 (toll free); (ii) on the Portfolio's website at www.janus.com; and (iii) on the SEC's website at http://www.sec.gov.

Starting in August 2004, the Portfolio's proxy voting record for the one-year period ending each June 30th will be available through www.janus.com and from the SEC through the SEC's website at http://www.sec.gov.

2. INVESTMENT ADVISORY AGREEMENTS AND
   TRANSACTIONS WITH AFFILIATES

Janus Capital is the investment adviser to the Portfolio. The Portfolio was subject to advisory fees payable to Janus Capital based upon an annual rate of 0.65% of average daily net assets. Effective July 1, 2004, the advisory fee annual rate was reduced from 0.65% to 0.50% of average daily net assets. The advisory fee is calculated daily and paid monthly.

Enhanced Investment Technologies LLC ("INTECH") serves as subadviser to the Portfolio. Janus Capital indirectly owns approximately 77.5% of the outstanding voting shares of INTECH. Janus Capital pays INTECH a subadvisory fee at the annual rate of 0.26% of average daily net assets from its management fee for managing the Portfolio.

Janus Services LLC ("Janus Services"), a wholly-owned subsidiary of Janus Capital, may receive from the Portfolio a fee at an annual rate of up to 0.10% of the average daily net assets of Service Shares of the Portfolio, to compensate Janus Services for providing, or arranging for the provision of record keeping, subaccounting, and administrative services.

Janus Capital has agreed to reimburse the Portfolio by the amount if any, that the normal operating expenses in any fiscal year, including the investment advisory fee but excluding the distribution fee applicable to the Service Shares, brokerage commissions, interest, taxes and extraordinary expenses, exceed an annual rate of 1.25% of the average daily net assets of the Portfolio. Effective July 1, 2004, the annual rate was reduced from 1.25% to 1.10% of average daily net assets.


14  Janus Aspen Series  June 30, 2004

Janus Services receives certain out-of-pocket expenses for transfer agent services.

Certain officers and trustees of the Portfolio may also be officers and/or directors of Janus Capital; however, such officers and trustees receive no compensation from the Portfolio.

Janus Distributors LLC, a wholly-owned subsidiary of Janus Capital, is a distributor of the Portfolio. Service Shares have adopted a Distribution and Shareholder Servicing Plan (the "Plan") pursuant to Rule 12b-1 under The 1940 Act. The Plan authorizes payments by the Portfolio in connection with the distribution of Service Shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of Service Share's average daily net assets.

The Portfolio's expenses may be reduced by voluntary brokerage credits from affiliated or unaffiliated brokers or expense offsets from an unaffiliated custodian. Such credits or offsets are included in Expense and Fee Offsets on the Statement of Operations. Brokerage commissions paid to the brokers reduce Transfer Agent Fees and Expenses. Custodian credits reduce Custodian Fees. The Portfolios could have employed the assets used by the broker and/or custodian to produce income if it had not entered into an expense offset arrangement.

DST Systems, Inc. ("DST"), an affiliate prior to June 16, 2004 of Janus Capital Group Inc. ("JCGI"), parent to the Portfolio's adviser, provides a shareholder accounting system to the Portfolio for a fee. As of December 1, 2003, following a share exchange transaction in which JCGI exchanged 32.3 million shares of its holdings of DST common stock for all of the stock of a wholly-owned subsidiary of DST, JCGI owned approximately 9% of the outstanding common shares of DST. As of June 16, 2004, JCGI sold its remaining shares of common stock of DST. As a result, JCGI does not own any shares of DST common stock. DST fees are included in Transfer Agent Fees and Expenses on the Statement of Operations. Brokerage commissions paid to DST Securities, Inc. serve to reduce Transfer Agent Fees and Expenses. Brokerage commissions paid, fees reduced and the net fees paid to DST for the fiscal six month period ended June 30, 2004 are noted below.

                                         DST Securities, Inc.     Portfolio Expense         DST Systems
Portfolio                                  Commissions Paid           Reduction                Costs
-------------------------------------------------------------------------------------------------------
Janus Aspen Risk-Managed Core Portfolio (1)       --                      --                   $ 1,239
-------------------------------------------------------------------------------------------------------

(1)   Formerly named Janus Aspen Risk-Managed Large Cap Core Portfolio.


                                           Janus Aspen Series  June 30, 2004  15

3. FEDERAL INCOME TAX

Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales, foreign currency transactions, net operating losses and capital loss carryovers.

The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers as of December 31, 2003 that may be available to offset future realized capital gains and thereby reduce future taxable gain distributions.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as of June 30, 2004 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/(depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

                                   Accumulated     Federal Tax     Unrealized       Unrealized    Net Appreciation
 Portfolio                        Capital Losses       Cost       Appreciation    (Depreciation)   /(Depreciation)
------------------------------------------------------------------------------------------------------------------
Janus Aspen Risk-Managed
  Core Portfolio(1)               --               $13,088,042    $2,117,532       $(207,478)       $1,910,054
------------------------------------------------------------------------------------------------------------------

  (1)Formerly named Janus Aspen Risk-Managed Large Cap Core Portfolio.

4. EXPENSES

The Portfolio bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated pro rata to the Portfolio.

5. EXPENSE RATIOS

Listed below are the gross expense ratios for the Portfolio, absent the waiver of certain fees and offsets.

For the six month period ended June 30, 2004 (unaudited)
and for the fiscal period ended December 31, 2003
                                                               Service Shares
Portfolio                                                    2004         2003
--------------------------------------------------------------------------------
Janus Aspen Risk-Managed Core Portfolio (1)                 1.49%       2.62%(2)
--------------------------------------------------------------------------------

(1)   Formerly named Janus Aspen Risk-Managed Large Cap Core Portfolio.
(2)   Fiscal period from January 2, 2003 (inception date) to December 31, 2003.


16  Janus Aspen Series  June 30, 2004

6. CAPITAL SHARE TRANSACTIONS

For the six month period ended June 30, 2004 (unaudited)                     Janus Aspen
and the fiscal period ended December 31, 2003                                Risk-Managed
(all numbers in thousands)                                                 Core Portfolio(1)
                                                                          2004          2003(2)
----------------------------------------------------------------------------------------------
Transactions in Portfolio Shares - Service Shares
  Shares sold                                                               369            932
  Reinvested dividends and distributions                                      7              1
----------------------------------------------------------------------------------------------
Total                                                                       376            933
----------------------------------------------------------------------------------------------
  Shares Repurchased                                                       (158)           (25)
Net Increase/(Decrease) in Portfolio Shares                                 218            908
Shares Outstanding, Beginning of Period                                     908             --
----------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                         1,126            908
----------------------------------------------------------------------------------------------

(1)   Formerly named Janus Aspen Risk-Managed Large Cap Core Portfolio.
(2)   Fiscal period from January 2, 2003 (inception date) to December 31, 2003.


                                           Janus Aspen Series  June 30, 2004  17

7. LEGAL MATTERS

In September 2003, the Securities and Exchange Commission ("SEC") and the Office of the New York State Attorney General ("NYAG") publicly announced that they were investigating trading practices in the mutual fund industry. The investigations were prompted by the NYAG's settlement with a hedge fund, Canary Capital, which allegedly engaged in irregular trading practices with certain mutual fund companies. While Janus Capital was not named as a defendant in the NYAG complaint against the hedge fund, Janus Capital was mentioned in the complaint as having allowed Canary Capital to "market time" certain Janus funds. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. The NYAG complaint alleged that this practice is in contradiction to policies stated in the prospectuses for certain Janus funds.

The investigations by the NYAG, the SEC, and certain other agencies, including the Colorado Division of Securities and the Colorado Attorney General ("COAG"), also sought to determine whether late trading occurred in mutual funds managed by Janus Capital. The term "late trading" generally refers to the practice of permitting or processing a fund purchase or redemption in a manner that improperly allows the current day's fund share price to be used for an order that was placed or improperly processed at a time following the deadline for obtaining that day's share price (normally, 4:00 p.m. (eastern time)). Because many mutual fund transactions are cleared and settled through financial intermediaries, Janus Capital cannot exclude the possibility that one or more intermediaries may have submitted improper or unauthorized late trade transactions to Janus Capital in violation of Janus Capital's agreements with those intermediaries.

Other documentation and information sought by various regulatory agencies, including the National Association of Securities Dealers, the West Virginia Attorney General, the Florida Department of Financial Services, the NYAG, the SEC, the COAG, the Colorado Division of Securities and one or more U.S. Attorney offices, relate to a variety of matters, including but not limited to: disclosure of portfolio holdings, trading by executives in fund shares, certain revenue sharing arrangements, information related to cash and non-cash compensation paid to brokers, trading by Janus Capital investment personnel in portfolio securities owned by certain Janus funds, information provided to the Trustees of certain Janus funds in connection with the review and approval of management contracts related to such Janus funds, information related to certain types of distribution and sales arrangements with brokers and other distributors of mutual fund products, and other topics related to the foregoing. The Janus funds, Janus Capital Group Inc. and its subsidiaries have either complied with or intend to comply with these subpoenas and other document and information requests.

On April 27, 2004, Janus Capital announced agreements in principle with the NYAG, the COAG and the Colorado Division of Securities setting forth financial agreements and certain corporate governance and compliance initiatives that will be required by such regulators. Janus Capital also announced an agreement in principle with respect to monetary terms with the SEC, subject to the approval of the SEC Commissioners. Pursuant to such agreements, Janus Capital has agreed to pay $50 million in restoration to compensate investors for any adverse effects of frequent trading and $50 million in civil penalties. Janus Capital also agreed to reduce its management fees in the amount of $25 million a year for five years. Specific fee reductions, effective July 1, 2004, were determined on a fund-by-fund basis and were calculated using assets under management as of May 31, 2004. Therefore, the total reduction in revenue over a five-year period could be greater than or less than $125 million, depending on whether assets under management in the affected funds increase or decrease. Janus also agreed to make $1.2 million in other settlement-related payments required by the State of Colorado.

Subsequent to the initiation of the regulatory investigations, a number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals on behalf of Janus fund shareholders and shareholders of Janus Capital Group Inc. The factual allegations made in these actions are generally based on the NYAG complaint against Canary Capital and in general allege that Janus Capital allowed certain hedge funds and other investors to engage in "market timing" trades in certain Janus funds. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the federal securities laws; (ii) breach of fiduciary duties, as established by state common law or federal law, to the funds and/or individual investors; (iii) breach of contract; (iv) unjust enrichment; and (v) violations of Section 1962 of the Racketeering Influenced and Corrupt Organizations Act.

The "market timing" lawsuits include actions purportedly on behalf of a class of Janus fund investors, cases allegedly brought on behalf of the funds themselves, a case asserting claims both on behalf of an investor class and derivatively on behalf of the funds, cases brought on behalf of shareholders of Janus Capital Group Inc. on a derivative basis against the Board of Directors of Janus Capital Group Inc., purported ERISA actions against the managers of the Janus 401(k) plan, and a non-class "representative action" purportedly brought


18  Janus Aspen Series  June 30, 2004
on behalf of the general public. The complaints also name various defendants. One or more Janus entities (Janus Capital Group Inc., Janus Capital Management LLC or Janus Capital Corporation) are named in every action. In addition, actions have been brought against Janus Investment Fund and/or one or more of the individual Janus funds, the Janus fund Trustees, officers of the Janus funds, officers of Janus Capital, officers of Janus Capital Group Inc., and directors of Janus Capital Group Inc.

The "market timing" lawsuits were filed in a number of state and federal jurisdictions. The Judicial Panel on Multidistrict Litigation has finally or conditionally transferred all but one of these actions to the United States District Court for the District of Maryland for coordinated proceedings. One action (alleging failure to adequately implement fair value pricing) has been remanded to state court in Madison County, Illinois and is not subject to the federal transfer procedures.

In addition to the "market timing" actions described above, civil lawsuits have been filed against Janus Capital challenging the investment advisory fees charged by Janus Capital to certain funds managed by Janus Capital.

Additional lawsuits may be filed against certain of the Janus funds, Janus Capital and related parties in the future. Janus Capital does not currently believe that any of the pending actions will materially affect its ability to continue to provide to the Funds the services it has agreed to provide.

8. SUBSEQUENT EVENT

On July 29, 2004, Janus Capital Group Inc. announced that a client of Janus Capital Management LLC ("Janus Capital") intends to redeem funds totaling approximately $4.7 billion by year end, subject to the approval by the client's board of directors. The majority of the assets to be redeemed are in the Institutional Share class of certain Portfolios within Janus Aspen Series. Janus Capital is working with the client to transfer the redeeming assets "in kind" to assist the affected Portfolios' managers in limiting the disruption to the Portfolios and minimizing potential transaction costs. The redemption is anticipated to occur by the end of the Portfolios' 2004 fiscal period. To the extent necessary, Janus Capital intends to voluntarily waive certain fees imposed on the Portfolios to limit the economic impact such redemptions might otherwise have on remaining shareholders of the affected Portfolios.


                                           Janus Aspen Series  June 30, 2004  19

Explanations of Charts, Tables and Financial Statements (unaudited)

1. PERFORMANCE OVERVIEWS

The performance overview graph compares the performance of a hypothetical $10,000 investment in the Portfolio (from inception) with one widely used market index through June 30, 2004.

Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.

When comparing the performance of the Portfolio with an index, keep in mind that market indices do not include brokerage commissions that would be incurred if you purchased the individual securities in the index. They also do not include taxes payable on dividends and interest or operating expenses incurred if you maintained a portfolio invested in the index.

2. SCHEDULE OF INVESTMENTS

Following the performance overview section is the Portfolio's Schedule of Investments. This schedule reports the industry concentrations and types of securities held in the Portfolio on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The market value of each security is quoted as of the last day of the reporting period. The values of securities denominated in foreign currencies are converted into U.S. dollars.

A summary of investments by country is provided if the Portfolio invested in foreign securities as of the reporting period. This summary reports the Portfolio's exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country in which the company is incorporated.

2A. FORWARD CURRENCY CONTRACTS

A table listing forward currency contracts follows the Portfolio's Schedule of Investments (if applicable). Forward currency contracts are agreements to deliver or receive a preset amount of currency at a future date. Forward currency contracts are used to hedge against foreign currency risk in the Portfolio's long-term holdings.

The table provides the name of the foreign currency, the settlement date of the contract, the amount of the contract, the value of the currency in U.S. dollars and the amount of unrealized gain or loss. The amount of unrealized gain or loss reflects the change in currency exchange rates from the time the contract was opened to the last day of the reporting period.

2B. FUTURES

A table listing futures contracts follows the Portfolio's Schedule of Investments (if applicable). Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. Futures are used to hedge against adverse movements in securities prices, currency risk or interest rates.

The table provides the name of the contract, number of contracts held, the expiration date, the principal amount, value and the amount of unrealized gain or loss. The amount of unrealized gain or loss reflects the marked to market amount for the last day of the reporting period.

3. STATEMENT OF ASSETS AND LIABILITIES

This statement is often referred to as the "balance sheet." It lists the assets and liabilities of the Portfolio on the last day of the reporting period.

The Portfolio's assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on stocks owned and the receivable for Portfolio shares sold to investors but not yet settled. The Portfolio's liabilities include payables for securities purchased but not yet settled, Portfolio shares redeemed but not yet paid and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section titled "Net Assets Consist of" breaks down the components of the Portfolio's net assets. Because the Portfolio must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last line of this statement reports the Portfolio's net asset value ("NAV") per share on the last day of the reporting period for each class of the Portfolio. The NAV is calculated by dividing the Portfolio's net assets (assets minus liabilities) by the number of shares outstanding.


20  Janus Aspen Series  June 30, 2004

4. STATEMENT OF OPERATIONS

This statement details the Portfolio's income, expenses, gains and losses on securities and currency transactions, and appreciation or depreciation of current Portfolio holdings.

The first section in this statement, titled "Investment Income," reports the dividends earned from stocks and interest earned from interest-bearing securities in the Portfolio.

The next section reports the expenses and expense offsets incurred by the Portfolio, including the advisory fee paid to the investment adviser and transfer agent fees.

The last section lists the increase or decrease in the value of securities held in the Portfolio. The Portfolio realizes a gain (or loss) when it sells its position in a particular security. An unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Portfolio during the reporting period. "Net Realized and Unrealized Gain/ (Loss) on Investments" is affected both by changes in the market value of Portfolio holdings and by gains (or losses) realized during the reporting period.

5. STATEMENT OF CHANGES IN NET ASSETS

This statement reports the increase or decrease in the Portfolio's net assets during the reporting period. Changes in the Portfolio's net assets are attributable to investment operations, dividends, distributions and capital share transactions. This is important to investors because it shows exactly what caused the Portfolio's net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Portfolio's investment performance. The Portfolio's net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends in cash, money is taken out of the Portfolio to pay the distribution. If investors reinvest their dividends, the Portfolio's net assets will not be affected. If you compare the Portfolio's "Net Decrease from Dividends and Distributions" to the "Reinvested dividends and distributions," you will notice that dividend distributions had little effect on the Portfolio's net assets. This is because the majority of Janus investors reinvest their distributions.

The reinvestment of dividends is included under "Capital Share Transactions." "Capital Shares" refers to the money investors contribute to the Portfolio through purchases or withdrawals via redemptions. The Portfolio's net assets will increase and decrease in value as investors purchase and redeem shares from the Portfolio.

6. FINANCIAL HIGHLIGHTS

This schedule provides a per-share breakdown of the components that affect the Portfolio's NAV for current and past reporting periods of the Portfolio. Not only does this table provide you with total return, it also reports total distributions, asset size, expense ratios and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income per share, which comprises dividends and interest income earned on securities held by the Portfolio. Following is the total of gains, realized and unrealized. Dividends and distributions are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the average annual total return reported the last day of the period.

Also included are the expense ratios, or the percentage of net assets that was used to cover operating expenses during the period. Expense ratios vary for a number of reasons, including the differences in management fees, the frequency of dividend payments and the extent of foreign investments, which entail greater transaction costs.

The Portfolio's expenses may be reduced through expense-reduction arrangements. These arrangements may include the use of brokerage commissions, uninvested cash balances earning interest or balance credits. The Statement of Operations reflects total expenses before any such offset, the amount of offset and the net expenses. The expense ratios listed in the Financial Highlights reflect total expenses prior to any expense offset (gross expense ratio) and after the expense offsets (net expense ratio). Both expense ratios reflect expenses after waivers (reimbursements), if applicable.

The ratio of net investment income/(loss) summarizes the income earned less expenses divided by the average net assets of the Portfolio during the reporting period. Don't confuse this ratio with the Portfolio's yield. The net investment income ratio is not a true measure of the Portfolio's yield because it doesn't take into account the dividends distributed to the Portfolio's investors.

The next ratio is the portfolio turnover rate, which measures the buying and selling activity in a Portfolio. Portfolio turnover is affected by market conditions, changes in the size of a Portfolio, the nature of the Portfolio's investments and the investment style of the portfolio manager. A 100% rate implies that an amount equal to the value of the entire portfolio is turned over in a year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the portfolio is traded every six months.


                                           Janus Aspen Series  June 30, 2004  21

Notes









22  Janus Aspen Series  June 30, 2004

Notes









                                           Janus Aspen Series  June 30, 2004  23

Notes









24  Janus Aspen Series  June 30, 2004

                                           Janus Aspen Series  June 30, 2004  25

Janus provides access to a wide range of investment disciplines.
--------------------------------------------------------------------------------

Growth & Core

Janus growth portfolios focus on companies believed to be the leaders in their respective industries, with solid management teams, expanding market share, margins and efficiencies. Janus core portfolios seek investments in more stable and predictable companies. These portfolios look for a strategic combination of steady growth and for certain portfolios, some degree of income.

International & Global

Janus international and global portfolios seek to leverage Janus' research capabilities by taking advantage of inefficiencies in foreign markets, where accurate information and analytical insight are often at a premium.

Value

Janus value portfolios invest in companies they believe are poised for a turnaround or are trading at a significant discount to fair value. The goal is to gain unique insight into a company's true value and identify and evaluate potential catalysts that may unlock shareholder value.

Risk-Managed

Janus risk-managed portfolios seek to outperform their respective indices while maintaining a risk profile equal to or lower than the index itself. Managed by INTECH, these portfolios use a mathematical process in an attempt to build a more "efficient" portfolio than the index.

Fixed Income

Janus income portfolios attempt to provide less risk relative to equities while seeking to deliver a competitive total return through high current income and appreciation.


For more information, contact your investment professional or go to www.janus.com.

        [LOGO] JANUS CAPITAL  |  151 Detroit Street
                       Group  |  Denver, CO 80206
                              |  1-800-525-1068


This material must be preceded or accompanied by a prospectus.
Portfolio distributed by Janus Distributors LLC (7/04)

C-0704-186                                                      109-24-718 08-04

                                                          ----------------------
                                                          2004 Semiannual Report
                                                          ----------------------

Janus Aspen Series
--------------------------------------------------------------------------------
      Janus Aspen Risk-Managed Growth Portfolio

                                                            [LOGO] JANUS CAPITAL
                                                                           Group

Table of Contents

Schedule of Investments ..................................................     3
Statement of Assets and Liabilities ......................................     8
Statement of Operations ..................................................     9
Statement of Changes in Net Assets .......................................    10
Financial Highlights .....................................................    11
Notes to Schedule of Investments .........................................    12
Notes to Financial Statements ............................................    13
Explanations of Charts, Tables and Financial Statements ..................    20

Janus Aspen Risk-Managed
Growth Portfolio (unaudited)                                          Managed by
                                                                          INTECH

Performance
================================================================================
Average Annual Total Return - for the periods ended June 30, 2004
--------------------------------------------------------------------------------

[MOUNTAIN CHART OMITTED]

Initial investment of $10,000

                      Janus Aspen
                      Risk-Managed               Russell 1000
                    Growth Portfolio -              Growth
                     Service Shares                 Index
  1/2/2003*             $10,000                    $10,000
01/31/2003               $9,560                     $9,434
02/28/2003               $9,480                     $9,391
03/31/2003               $9,640                     $9,565
04/30/2003              $10,230                    $10,273
05/31/2003              $10,720                    $10,785
06/30/2003              $10,910                    $10,934
07/31/2003              $11,140                    $11,206
08/31/2003              $11,460                    $11,485
09/30/2003              $11,400                    $11,362
10/31/2003              $12,070                    $12,000
11/30/2003              $12,280                    $12,126
12/31/2003              $12,538                    $12,545
01/31/2004              $12,800                    $12,801
02/29/2004              $13,032                    $12,882
03/31/2004              $13,022                    $12,643
04/30/2004              $12,830                    $12,497
05/31/2004              $13,042                    $12,729
06/30/2004              $13,283                    $12,888

                                             Fiscal        One          Since
                                          Year-to-Date     Year       Inception*
--------------------------------------------------------------------------------
Janus Aspen Risk-Managed Growth
Portfolio - Service Shares                   5.94%        21.75%        20.98%
--------------------------------------------------------------------------------
Russell 1000 Growth Index                    2.74%        17.88%        18.56%
--------------------------------------------------------------------------------
================================================================================

Data presented represents past performance, which is no guarantee of future results. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, current performance may be higher or lower than the performance shown. Call 1-800-525-1068 or visit www.janus.com for current month end performance.

See Notes to Schedule of Investments for index definitions.

Total return includes reinvestment of dividends, distributions and capital gains. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

These returns do not reflect the charges and expenses of any particular insurance product or qualified plan.

*     The Portfolio's inception date - January 2, 2003

Portfolio Strategy
--------------------------------------------------------------------------------
Primarily invests in large-sized companies selected for their growth potential, seeking to control risks by applying a mathematical management process and selecting stocks generally from a predefined universe of common stocks within the Portfolio's benchmark index.

Portfolio Asset Mix - (% of Net Assets)
--------------------------------------------------------------------------------

[PIE CHART OMITTED]

Common Stock - Foreign - 0.1%
Cash and Cash Equivalents - 0.3%
Common Stock - Domestic - 99.6%

                                                          Number of Stocks: 325
                                                          Top 10 Equities: 19.0%


                                            Janus Aspen Series  June 30, 2004  1

(unaudited)

Top 10 Equity Holdings - (% of Net Assets)
--------------------------------------------------------------------------------
                                        June 30, 2004          December 31, 2003

General Electric Co.                             3.5%                       3.6%
Pfizer, Inc.                                     2.8%                       3.0%
International Game Technology                    2.1%                       1.1%
Microsoft Corp.                                  2.0%                       2.7%
Zimmer Holdings, Inc.                            1.8%                       0.8%
Symantec Corp.                                   1.5%                       0.8%
3M Co.                                           1.4%                       0.8%
Boston Scientific Corp.                          1.4%                       1.5%
Guidant Corp.                                    1.3%                       0.5%
Intel Corp.                                      1.2%                       1.6%

Top Industries - Portfolio vs. Index (% of Net Assets)
--------------------------------------------------------------------------------

[BAR CHART OMITTED]

                                             Janus Aspen
                                        Risk-Managed Growth       Russell 1000
                                             Portfolio            Growth Index
Diversified Operations                          6.3%                  2.9%
Medical Products                                5.8%                  4.6%
Medical - Drugs                                 4.8%                 10.0%
Medical Instruments                             4.0%                  2.3%
Applications Software                           2.6%                  4.1%
Cosmetics and Toiletries                        2.6%                  4.2%
Electronic Components - Semiconductors          2.4%                  5.4%
Medical - Biomedical and Genetic                2.3%                  2.8%
Beverages - Non-Alcoholic                       2.2%                  3.3%
Wireless Equipment                              2.2%                  1.9%

--------------------------------------------------------------------------------
See "Explanations of Charts, Tables and Financial Statements."

The proprietary mathematical process used by Enhanced Investment Technologies LLC ("INTECH") may not achieve the desired results. Rebalancing techniques used may result in a higher portfolio turnover rate and higher expenses compared to a "buy and hold" or index portfolio strategy. This increases the likelihood of higher net taxable gains or losses for investors.

Effective May 1, 2004, Janus Aspen Risk-Managed Large Cap Growth Portfolio changed its name to Janus Aspen Risk-Managed Growth Portfolio.

The weighting of securities within the portfolio may differ significantly from the weightings within the index. The index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio.

Janus Capital Management LLC has contractually agreed to waive the Portfolio's total operating expenses to the levels indicated in the prospectus until at least May 1, 2006. Without such waivers total returns would have been lower.

INTECH is a subsidiary of Janus Capital Group Inc.


2  Janus Aspen Series  June 30, 2004

Janus Aspen Risk-Managed
Growth Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                          Market Value
================================================================================
Common Stock - 99.7%
Advertising Services - 0.2%
         300    Getty Images, Inc.* .........................    $       18,000

Aerospace and Defense - 0.8%
         700    Boeing Co ...................................            35,763
         100    General Dynamics Corp .......................             9,930
       1,100    Rockwell Collins, Inc .......................            36,652
                                                                         82,345

Aerospace and Defense - Equipment - 0.5%
         100    Alliant Techsystems, Inc.* ..................             6,334
         500    United Technologies Corp ....................            45,740
                                                                         52,074

Apparel Manufacturers - 1.0%
       2,300    Coach, Inc.* ................................           103,937

Applications Software - 2.6%
       7,000    Microsoft Corp ..............................           199,920
       2,700    Red Hat, Inc.* ..............................            62,019
                                                                        261,939

Athletic Footwear - 0.4%
         500    NIKE, Inc. - Class B ........................            37,875

Audio and Video Products - 0.8%
         900    Harman International Industries, Inc ........            81,900

Automotive - Truck Parts and Equipment - Original - 0%
         100    Johnson Controls, Inc .......................             5,338

Batteries and Battery Systems - 0.2%
         400    Energizer Holdings, Inc.* ...................            18,000

Beverages - Non-Alcoholic - 2.2%
       1,800    Coca-Cola Co ................................            90,864
       1,800    Pepsi Bottling Group, Inc ...................            54,972
       1,400    PepsiCo, Inc ................................            75,432
                                                                        221,268

Beverages - Wine and Spirits - 0.1%
         200    Brown-Forman Corp. - Class B ................             9,654

Brewery - 0.5%
         900    Anheuser-Busch Companies, Inc ...............            48,600

Building - Residential and Commercial - 0.4%
         600    Centex Corp .................................            27,450
         100    D.R. Horton, Inc ............................             2,840
         100    Lennar Corp .................................             4,472
         100    Pulte Homes, Inc ............................             5,203
                                                                         39,965

Building Products - Air and Heating - 1.1%
       2,700    American Standard Companies, Inc.* ..........           108,837

Building Products - Cement and Aggregate - 0%
         100    Florida Rock Industries, Inc ................             4,217

Cable Television - 0.2%
       1,293    DIRECTV Group, Inc.* ........................            22,110

Casino Hotels - 1.2%
         600    Harrah's Entertainment, Inc .................            32,460
         500    Mandalay Resort Group .......................            34,320
         300    MGM Mirage, Inc.* ...........................            14,082
         700    Station Casinos, Inc ........................            33,880
         100    Wynn Resorts, Ltd.* .........................             3,863
                                                                        118,605

Casino Services - 2.1%
       5,400    International Game Technology ...............           208,440

Cellular Telecommunications - 1.0%
       2,500    AT&T Wireless Services, Inc.* ...............            35,800
         100    N.I.I. Holdings, Inc.* ......................             3,369
       2,200    Nextel Communications, Inc. - Class A* ......            58,652
         100    Western Wireless Corp. - Class A* ...........             2,891
                                                                        100,712

Chemicals - Diversified - 0.2%
         500    Dow Chemical Co .............................            20,350

Chemicals - Specialty - 0.2%
         500    Ecolab, Inc .................................            15,850

Commercial Banks - 1.4%
       1,100    Commerce Bancorp, Inc .......................            60,511
         800    North Fork Bancorporation, Inc ..............            30,440
         400    Synovus Financial Corp ......................            10,128
         700    TCF Financial Corp ..........................            40,635
                                                                        141,714

Commercial Services - 0%
         300    ServiceMaster Co ............................             3,696

Commercial Services - Finance - 0.7%
         100    H&R Block, Inc ..............................             4,768
       1,000    Moody's Corp ................................            64,660
                                                                         69,428

Computer Aided Design - 0.1%
         200    Autodesk, Inc ...............................             8,562

Computer Services - 0.5%
         100    Ceridian Corp.* .............................             2,250
       1,800    Cognizant Technology Solutions Corp.* .......            45,738
                                                                         47,988

Computers - 1.4%
         400    Apple Computer, Inc.* .......................            13,016
       1,900    Dell, Inc.* .................................            68,058
         700    IBM Corp ....................................            61,705
                                                                        142,779

Computers - Integrated Systems - 0.1%
         100    Jack Henry & Associates, Inc ................             2,010
         100    NCR Corp.* ..................................             4,959
                                                                          6,969

Computers - Memory Devices - 0.1%
         100    EMC Corp.* ..................................             1,140
         500    SanDisk Corp.* ..............................            10,845
                                                                         11,985

Consumer Products - Miscellaneous - 0.5%
         600    Clorox Co ...................................            32,268
         200    Fortune Brands, Inc .........................            15,086
                                                                         47,354

Containers - Metal and Glass - 0.4%
         500    Ball Corp ...................................            36,025

Containers - Paper and Plastic - 0%
         100    Pactiv Corp.* ...............................             2,494

See Notes to Schedule of Investments and Financial Statements.


                                            Janus Aspen Series  June 30, 2004  3

Janus Aspen Risk-Managed
Growth Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                          Market Value
================================================================================
Cosmetics and Toiletries - 2.6%
         100    Alberto-Culver Co ...........................    $        5,014
         900    Avon Products, Inc ..........................            41,526
         500    Estee Lauder Companies, Inc. - Class A ......            24,390
         800    Gillette Co .................................            33,920
         400    International Flavors & Fragrances, Inc .....            14,960
         600    Kimberly-Clark Corp .........................            39,528
       1,800    Procter & Gamble Co .........................            97,992
                                                                        257,330

Data Processing and Management - 0.7%
         400    Acxiom Corp .................................             9,932
         400    Automatic Data Processing, Inc ..............            16,752
         100    Certegy, Inc ................................             3,880
         500    Dun & Bradstreet Corp.* .....................            26,955
         200    Global Payments, Inc ........................             9,004
                                                                         66,523

Dental Supplies and Equipment - 0.9%
         200    Dentsply International, Inc .................            10,420
       1,000    Patterson Dental Co.* .......................            76,490
                                                                         86,910

Diagnostic Equipment - 0.1%
         200    Cytyc Corp.* ................................             5,074
         100    Gen-Probe, Inc.* ............................             4,732
                                                                          9,806

Diagnostic Kits - 0.4%
         100    Dade Behring Holdings, Inc.* ................             4,752
         500    IDEXX Laboratories, Inc.* ...................            31,470
                                                                         36,222

Dialysis Centers - 0.8%
       1,650    Davita, Inc.* ...............................            50,869
         750    Renal Care Group, Inc.* .....................            24,848
                                                                         75,717

Direct Marketing - 0.1%
         600    Harte-Hanks Communications, Inc .............            14,646

Disposable Medical Products - 0.7%
       1,300    C.R. Bard, Inc ..............................            73,645

Distribution/Wholesale - 0.9%
       1,000    CDW Corp ....................................            63,760
         400    Fastenal Co .................................            22,732
                                                                         86,492

Diversified Operations - 6.3%
       1,600    3M Co .......................................           144,017
         100    Brink's Co ..................................             3,425
       1,200    Danaher Corp ................................            62,220
         200    Dover Corp ..................................             8,420
      10,800    General Electric Co .........................           349,921
         300    Illinois Tool Works, Inc ....................            28,767
         300    ITT Industries, Inc .........................            24,900
         100    SPX Corp ....................................             4,644
                                                                        626,314

Diversified Operations-Commercial Services - 0.2%
         200    ARAMARK Corp.- Class B ......................             5,752
         800    Cendant Corp ................................            19,584
                                                                         25,336

E-Commerce/Products - 0.2%
         300    Amazon.com, Inc.* ...........................            16,320

E-Commerce/Services - 1.2%
       1,300    eBay, Inc.* .................................           119,535

Electric Products - Miscellaneous - 0.1%
         200    AMETEK, Inc .................................             6,180
         100    Emerson Electric Co .........................             6,355
                                                                         12,535

Electronic Components - Miscellaneous - 0.2%
         400    Gentex Corp .................................            15,872

Electronic Components - Semiconductors - 2.4%
       2,300    Advanced Micro Devices, Inc.* ...............            36,570
         200    Broadcom Corp. - Class A* ...................             9,354
       4,500    Intel Corp ..................................           124,200
         100    International Rectifier Corp.* ..............             4,142
       2,000    National Semiconductor Corp.* ...............            43,980
         100    Rambus, Inc.* ...............................             1,777
         100    Semtech Corp.* ..............................             2,354
         200    Silicon Laboratories, Inc.* .................             9,270
         100    Texas Instruments, Inc ......................             2,418
                                                                        234,065

Electronic Design Automation - 0%
         100    Synopsys, Inc.* .............................             2,843

Electronic Measuring Instruments - 0.2%
         200    Agilent Technologies, Inc.* .................             5,856
         100    FLIR Systems, Inc.* .........................             5,490
         200    Tektronix, Inc ..............................             6,804
                                                                         18,150

Electronics - Military - 0.1%
         100    L-3 Communications Holdings, Inc ............             6,680

Enterprise Software/Services - 0.3%
         300    Computer Associates International, Inc ......             8,418
       3,100    Novell, Inc.* ...............................            26,009
                                                                         34,427

Entertainment Software - 0.8%
         200    Activision, Inc.* ...........................             3,180
       1,400    Electronic Arts, Inc.* ......................            76,370
                                                                         79,550

Fiduciary Banks - 0.4%
         300    Investors Financial Services Corp ...........            13,074
         500    State Street Corp ...........................            24,520
                                                                         37,594

Filtration and Separations Products - 0.2%
         400    Donaldson Company, Inc ......................            11,720
         300    Pall Corp ...................................             7,857
                                                                         19,577

Finance - Commercial - 0%
         100    CapitalSource, Inc.* ........................             2,445

Finance - Consumer Loans - 0.1%
         300    SLM Corp ....................................            12,135

Finance - Credit Card - 0.3%
         300    American Express Co .........................            15,414
         100    Capital One Financial Corp ..................             6,838
         300    MBNA Corp ...................................             7,737
                                                                         29,989

Finance - Investment Bankers/Brokers - 0.8%
       1,000    Ameritrade Holding Corp.* ...................            11,350
         200    E*TRADE Financial Corp.* ....................             2,230
         600    Friedman, Billings, Ramsey Group, Inc.
                 - A shares .................................            11,874
         600    Legg Mason, Inc .............................            54,606
                                                                         80,060

See Notes to Schedule of Investments and Financial Statements.


4  Janus Aspen Series  June 30, 2004

Schedule of Investments (unaudited)

Shares or Principal Amount                                          Market Value
================================================================================
Finance - Mortgage Loan Banker - 0.1%
         250    Doral Financial Corp ........................    $        8,625
         100    Freddie Mac .................................             6,330
                                                                         14,955

Food - Confectionary - 0.8%
       1,400    Hershey Foods Corp ..........................            64,778
         200    Wm. Wrigley Jr. Company .....................            12,610
                                                                         77,388

Food - Diversified - 1.7%
         600    H.J. Heinz Co ...............................            23,520
         800    Kellogg Co ..................................            33,480
       1,500    McCormick & Company, Inc ....................            51,000
       2,700    Sara Lee Corp ...............................            62,073
                                                                        170,073

Food - Retail - 0.8%
         800    Whole Foods Market, Inc .....................            76,360

Food - Wholesale/Distribution - 0.9%
       2,400    Sysco Corp ..................................            86,088

Gold Mining - 0.8%
       2,000    Newmont Mining Corp .........................            77,520

Hazardous Waste Disposal - 0%
         100    Stericycle, Inc.* ...........................             5,174

Hospital Beds and Equipment - 0.1%
         200    Hillenbrand Industries, Inc .................            12,090

Hotels and Motels - 0.3%
         100    Hilton Hotels Corp ..........................             1,866
         200    Marriott International, Inc. - Class A ......             9,976
         300    Starwood Hotels & Resorts Worldwide, Inc ....            13,455
                                                                         25,297

Identification Systems and Devices - 0%
         100    Symbol Technologies, Inc ....................             1,474

Industrial Automation and Robotics - 0.1%
         200    Rockwell Automation, Inc ....................             7,502

Instruments - Controls - 0.3%
         400    Mettler-Toledo International, Inc.* .........            19,656
         200    Thermo Electron Corp.* ......................             6,148
                                                                         25,804

Instruments - Scientific - 1.0%
         900    Fisher Scientific International, Inc.* ......            51,975
         100    PerkinElmer, Inc ............................             2,004
       1,000    Waters Corp.* ...............................            47,780
                                                                        101,759

Insurance Brokers - 0.1%
         300    Arthur J. Gallagher & Co ....................             9,135
         100    Brown & Brown, Inc ..........................             4,310
                                                                         13,445

Internet Content - Information/News - 0%
         100    Ask Jeeves, Inc.* ...........................             3,903

Internet Infrastructure Software - 0%
         200    Akamai Technologies, Inc ....................             3,590

Internet Security - 1.5%
       3,300    Symantec Corp.* .............................           144,474

Investment Management and Advisory Services - 0.1%
         300    T. Rowe Price Group, Inc ....................            15,120

Leisure and Recreation Products - 0%
         100    Brunswick Corp ..............................             4,080

Life and Health Insurance - 0.7%
       1,800    AFLAC, Inc ..................................            73,458

Linen Supply and Related Items - 0.4%
         800    Cintas Corp .................................            38,136

Lottery Services - 0.4%
         800    GTECH Holdings Corp .........................            37,048

Machinery - Construction and Mining - 0.3%
         400    Caterpillar, Inc ............................            31,776

Machinery - Farm - 0.1%
         200    Deere & Co ..................................            14,028

Machinery - Print Trade - 0.2%
         200    Zebra Technologies Corp. - Class A* .........            17,400

Machinery - Pumps - 0.3%
       1,000    Graco, Inc ..................................            31,050

Medical - Biomedical and Genetic - 2.3%
         100    Amgen, Inc.* ................................             5,457
         300    Biogen Idec, Inc.* ..........................            18,975
         400    Celgene Corp.* ..............................            22,904
         800    Charles River Laboratories International, Inc.*          39,096
       2,200    Genentech, Inc.* ............................           123,640
         200    Invitrogen Corp.* ...........................            14,398
         100    Nektar Therapeutics* ........................             1,996
         100    Protein Design Labs, Inc.* ..................             1,913
                                                                        228,379

Medical - Drugs - 4.8%
         100    Abbott Laboratories .........................             4,076
         700    Eli Lilly and Co ............................            48,937
       1,000    Forest Laboratories, Inc.* ..................            56,630
         900    Ivax Corp.* .................................            21,591
         500    Medicis Pharmaceutical Corp. - Class A ......            19,975
         100    OSI Pharmaceuticals, Inc.* ..................             7,044
       8,160    Pfizer, Inc .................................           279,725
       2,400    Schering-Plough Corp ........................            44,352
                                                                        482,330

Medical - Generic Drugs - 0.4%
         350    Barr Pharmaceuticals, Inc.* .................            11,795
       1,300    Mylan Laboratories, Inc .....................            26,325
                                                                         38,120

Medical - HMO - 2.0%
         100    Aetna, Inc ..................................             8,500
       1,050    Conventry Health Care, Inc.* ................            51,345
         500    Oxford Health Plans, Inc ....................            27,520
       1,374    UnitedHealth Group, Inc .....................            85,532
         200    WellPoint Health Networks, Inc.* ............            22,402
                                                                        195,299

Medical - Hospitals - 1.2%
         400    Community Health Care Corp.* ................            10,708
         900    HCA, Inc ....................................            37,431
       1,500    Health Management Associates, Inc. - Class A             33,630
         600    Triad Hospitals, Inc.* ......................            22,338
         300    Universal Health Services, Inc. - Class B ...            13,767
         100    VCA Antech, Inc.* ...........................             4,482
                                                                        122,356

Medical - Nursing Homes - 0.1%
         200    Manor Care, Inc .............................             6,536

Medical Information Systems - 0.5%
       2,000    IMS Health, Inc .............................            46,880

Medical Instruments - 4.0%
         200    Apogent Technologies, Inc.* .................             6,400
         900    Beckman Coulter, Inc ........................            54,900

See Notes to Schedule of Investments and Financial Statements.


                                            Janus Aspen Series  June 30, 2004  5

Janus Aspen Risk-Managed
Growth Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                          Market Value
================================================================================
Medical Instruments - (continued)
       3,300    Boston Scientific Corp.* ....................    $      141,240
       2,300    Guidant Corp ................................           128,524
         300    Medtronic, Inc ..............................            14,616
         700    St. Jude Medical, Inc .......................            52,955
                                                                        398,635

Medical Labs and Testing Services - 0.6%
         200    Covance, Inc.* ..............................             7,716
         600    Laboratory Corporation of America Holdings* .            23,820
         300    Quest Diagnostics, Inc ......................            25,485
                                                                         57,021

Medical Products - 5.8%
       1,400    Baxter International, Inc ...................            48,314
         800    Biomet, Inc .................................            35,552
         500    Henry Schein, Inc.* .........................            31,570
         100    INAMED Corp.* ...............................             6,283
       1,500    Johnson & Johnson ...........................            83,550
       1,800    Stryker Corp ................................            99,000
       1,200    Varian Medical Systems, Inc.* ...............            95,220
       2,000    Zimmer Holdings, Inc.* ......................           176,400
                                                                        575,889

Metal - Aluminum - 0.3%
         900    Alcoa, Inc ..................................            29,727

Metal - Diversified - 0.8%
       2,300    Freeport-McMoRan Copper & Gold, Inc.
                 - Class B ..................................            76,245

Metal Processors and Fabricators - 0.1%
         500    Worthington Industries, Inc .................            10,265

Motorcycle and Motor Scooter Manufacturing - 0.7%
       1,100    Harley-Davidson, Inc ........................            68,134

Multi-Line Insurance - 0.9%
       1,100    American International Group, Inc ...........            78,408
         200    HCC Insurance Holdings, Inc .................             6,682
         100    Prudential Financial, Inc ...................             4,647
                                                                         89,737

Multimedia - 1.1%
         400    Belo Corp. - Class A ........................            10,740
         200    E.W. Scripps Co. - Class A ..................            21,000
         600    McGraw-Hill Companies, Inc ..................            45,942
         200    Meredith Corp ...............................            10,992
       1,300    Time Warner, Inc.* ..........................            22,854
                                                                        111,528

Networking Products - 0.9%
       3,000    Cisco Systems, Inc.* ........................            71,100
         540    Juniper Networks, Inc.* .....................            13,268
         200    Polycom, Inc.* ..............................             4,482
                                                                         88,850

Non-Hazardous Waste Disposal - 0.4%
       1,200    Waste Management, Inc .......................            36,780

Office Furnishings - Original - 0.3%
         600    Herman Miller, Inc ..........................            17,364
         400    HNI, Corp ...................................            16,932
                                                                         34,296

Office Supplies and Forms - 0.1%
         100    Avery Dennison Corp .........................             6,401

Oil - Field Services - 0.9%
         100    BJ Services Co.* ............................             4,584
       2,900    Halliburton Co ..............................            87,754
                                                                         92,338

Oil Companies - Exploration and Production - 1.0%
         100    Burlington Resources, Inc ...................             3,618
         100    Evergreen Resources, Inc.* ..................             4,040
         300    Newfield Exploration Co.* ...................            16,722
         200    Patina Oil & Gas Corp .......................             5,974
       2,241    XTO Energy, Inc .............................            66,759
                                                                         97,113

Oil Field Machinery and Equipment - 0.8%
         200    FMC Technologies, Inc.* .....................             5,760
         300    Grant Prideco, Inc.* ........................             5,538
         300    National-Oilwell, Inc.* .....................             9,447
       1,000    Smith International, Inc.* ..................            55,760
                                                                         76,505

Optical Supplies - 0.1%
         100    Bausch & Lomb, Inc ..........................             6,507

Pharmacy Services - 1.8%
         100    Accredo Health, Inc.* .......................             3,895
       1,941    Caremark Rx, Inc.* ..........................            63,937
       2,129    Medco Health Solutions, Inc.* ...............            79,837
         700    Omnicare, Inc ...............................            29,967
                                                                        177,636

Pipelines - 0.3%
         500    Kinder Morgan, Inc ..........................            29,645

Power Converters and Power Supply Equipment - 0%
         100    American Power Conversion Corp ..............             1,965

Property and Casualty Insurance - 0.4%
         500    Progressive Corp ............................            42,650

Publishing - Books - 0.2%
         600    John Wiley & Sons, Inc. - Class A ...........            19,200

Radio - 0.1%
         200    XM Satellite Radio Holdings, Inc.- Class A* .             5,458

Real Estate Investment Trusts (REIT) - Health Care - 0%
         100    Ventas, Inc .................................             2,335

Real Estate Investment Trusts (REIT) - Regional Malls - 0.1%
         100    General Growth Properties, Inc ..............             2,957
         200    Mills Corp ..................................             9,340
                                                                         12,297

Real Estate Investment Trusts (REIT) - Shopping Centers - 0.2%
         200    Chelsea Property Group, Inc .................            13,044
         100    Weingarten Realty Investors .................             3,128
                                                                         16,172

Real Estate Investment Trusts (REIT) - Warehouse and
 Industrial - 0%
         200    Catellus Development Corp ...................             4,930

Real Estate Operating/Development - 0.2%
         400    St. Joe Co ..................................            15,880

Recreational Vehicles - 0.4%
         800    Polaris Industries, Inc .....................            38,400

Rental Auto/Equipment - 0.1%
         400    Rent-A-Center, Inc.* ........................            11,972

Respiratory Products - 0.5%
         500    ResMed, Inc.* ...............................            25,480
         400    Respironics, Inc.* ..........................            23,500
                                                                         48,980

See Notes to Schedule of Investments and Financial Statements.


6  Janus Aspen Series  June 30, 2004

Schedule of Investments (unaudited)

Shares or Principal Amount                                          Market Value
================================================================================
Retail - Apparel and Shoe - 1.9%
         100    American Eagle Outfitters, Inc.* ............    $        2,891
         100    AnnTaylor Stores Corp.* .....................             2,898
       1,400    Chico's FAS, Inc.* ..........................            63,224
         200    Claire's Stores, Inc ........................             4,340
         100    Foot Locker, Inc ............................             2,434
       1,200    Gap, Inc ....................................            29,100
         200    Nordstrom, Inc ..............................             8,522
         100    Pacific Sunwear of California, Inc* .........             1,959
       2,500    Ross Stores, Inc ............................            66,900
         100    Urban Outfitters, Inc.* .....................             6,091
                                                                        188,359

Retail - Auto Parts - 0.3%
         700    Advance Auto Parts, Inc.* ...................            30,926

Retail - Automobile - 0.1%
         200    Copart, Inc.* ...............................             5,340

Retail - Bookstore - 0%
         100    Barnes & Noble, Inc.* .......................             3,398

Retail - Building Products - 0.1%
         200    Lowe's Companies, Inc .......................            10,510

Retail - Consumer Electronics - 0%
         100    RadioShack Corp .............................             2,863

Retail - Discount - 1.0%
         200    Dollar General Corp .........................             3,912
         300    Target Corp .................................            12,741
         900    TJX Companies, Inc ..........................            21,726
       1,100    Wal-Mart Stores, Inc ........................            58,036
                                                                         96,415

Retail - Drug Store - 0%
         100    CVS Corp ....................................             4,202

Retail - Hair Salons - 0.2%
         400    Regis Corp ..................................            17,836

Retail - Office Supplies - 0.1%
         200    Staples, Inc ................................             5,862

Retail - Pet Food and Supplies - 0.3%
         800    PETsMART, Inc ...............................            25,960

Retail - Restaurants - 1.2%
         700    Applebee's International, Inc ...............            16,114
         100    Cheesecake Factory, Inc.* ...................             3,979
         200    Ruby Tuesday, Inc ...........................             5,490
       1,600    Starbucks Corp.* ............................            69,568
         300    Wendy's International, Inc ..................            10,452
         300    Yum! Brands, Inc ............................            11,166
                                                                        116,769

Savings/Loan/Thrifts - 0.3%
         100    Golden West Financial Corp ..................            10,635
         500    Hudson City Bancorp, Inc ....................            16,720
         100    NewAlliance Bancshares, Inc.* ...............             1,396
                                                                         28,751

Schools - 1.4%
       1,100    Apollo Group, Inc. - Class A* ...............            97,119
         500    Career Education Corp.* .....................            22,780
         200    Education Management Corp.* .................             6,572
         200    ITT Educational Services, Inc.* .............             7,604
         100    University of Phoenix Online* ...............             8,759
                                                                        142,834

Semiconductor Components/Integrated Circuits - 0%
         200    Cypress Semiconductor Corp.* ................             2,838

Soap and Cleaning Preparations - 0.2%
         400    Church & Dwight Company, Inc ................            18,312

Steel - Producers - 0.1%
         100    Nucor Corp ..................................             7,676

Super-Regional Banks - 0.2%
         200    Fifth Third Bancorp .........................            10,756
         300    U.S. Bancorp ................................             8,268
                                                                         19,024

Telecommunication Equipment - 0.3%
         100    Andrew Corp.* ...............................             2,001
         600    Avaya, Inc.* ................................             9,474
         200    Harris Corp .................................            10,150
         100    Plantronics, Inc.* ..........................             4,210
                                                                         25,835

Telephone - Integrated - 0.2%
         300    Telephone and Data Systems, Inc .............            21,360

Textile-Home Furnishings - 0.1%
         100    Mohawk Industries, Inc.* ....................             7,333

Therapeutics - 0.3%
         300    Gilead Sciences, Inc.* ......................            20,100
         100    ImClone Systems, Inc.* ......................             8,579
         100    MGI Pharma, Inc.* ...........................             2,701
         100    Tularik, Inc.* ..............................             2,480
                                                                         33,860

Tools - Hand Held - 0.3%
         500    Black & Decker Corp .........................            31,065

Transportation - Services - 0.7%
         100    C.H. Robinson Worldwide, Inc ................             4,584
         100    FedEx Corp ..................................             8,169
         800    United Parcel Service, Inc. - Class B .......            60,136
                                                                         72,889

Transportation - Truck - 0.1%
         300    J.B. Hunt Transport Services, Inc ...........            11,574

Vitamins and Nutrition Products - 0%
         100    NBTY, Inc.* .................................             2,939

Web Portals/Internet Service Providers - 0.8%
       2,200    Yahoo!, Inc.* ...............................            79,926

Wireless Equipment - 2.2%
       5,700    Motorola, Inc ...............................           104,025
       1,600    QUALCOMM, Inc ...............................           116,768
                                                                        220,793
--------------------------------------------------------------------------------
Total Investments (total cost $8,394,329) - 99.7% ...........         9,927,560
--------------------------------------------------------------------------------
Cash, Receivables and Other Assets, net of Liabilities-- 0.3%            30,933
--------------------------------------------------------------------------------
Net Assets - 100% ...........................................    $    9,958,493
--------------------------------------------------------------------------------

Summary of Investments by Country, June 30, 2004

Country                       Market Value            % of Investment Securities
--------------------------------------------------------------------------------
Puerto Rico                     $    8,625                                  0.1%
United States                    9,918,935                                 99.9%
--------------------------------------------------------------------------------
Total                           $9,927,560                                100.0%

See Notes to Schedule of Investments and Financial Statements.


                                            Janus Aspen Series  June 30, 2004  7

Statement of Assets and Liabilities
                                                                   Janus Aspen
As of June 30, 2004 (unaudited)                                    Risk-Managed
(all numbers in thousands except net                                 Growth
asset value per share)                                             Portfolio(1)
--------------------------------------------------------------------------------
Assets:
  Investments at cost                                              $      8,394
  Investments at value                                             $      9,928
    Cash                                                                     57
    Receivables:
      Investments sold                                                      679
      Dividends                                                               8
    Other assets                                                             --
--------------------------------------------------------------------------------
Total Assets                                                             10,672
--------------------------------------------------------------------------------
Liabilities:
    Payables:
      Investments purchased                                                 669
      Advisory fees                                                           4
      Transfer agent fees and expenses                                       --
      Distribution fees - Service Shares                                      2
      Service fees - Service Shares                                           1
    Accrued expenses                                                         38
--------------------------------------------------------------------------------
Total Liabilities                                                           714
Net Assets                                                         $      9,958
--------------------------------------------------------------------------------
Net Assets Consist of:
  Capital (par value and paid-in surplus)*                         $      7,722
  Undistributed net investment income/(loss)*                               (31)
  Undistributed net realized gain/(loss)
   from investments and foreign currency transactions*                      734
  Unrealized appreciation/(depreciation)
   of investments and foreign currency translations                       1,533
--------------------------------------------------------------------------------
Total Net Assets                                                   $      9,958
--------------------------------------------------------------------------------
Net Assets - Service Shares                                        $      9,958
  Shares Outstanding, $0.001 Par Value
   (unlimited shares authorized)                                            767
--------------------------------------------------------------------------------
  Net Asset Value Per Share                                        $      12.98
--------------------------------------------------------------------------------

*     See Note 3 in Notes to Financial Statements.
(1)   Formerly named Janus Aspen Risk-Managed Large Cap Growth Portfolio.

See Notes to Financial Statements.


8  Janus Aspen Series  June 30, 2004

Statement of Operations
                                                                   Janus Aspen
                                                                   Risk-Managed
For the six month period ended June 30, 2004                         Growth
(unaudited) (all numbers in thousands)                             Portfolio(1)
--------------------------------------------------------------------------------
Investment Income:
  Dividends                                                        $         41
  Foreign tax withheld                                                       --
--------------------------------------------------------------------------------
Total Investment Income                                                      41
--------------------------------------------------------------------------------
Expenses:
  Advisory fees                                                              31
  Transfer agent fees and expenses                                            1
  Registration fees                                                          --
  Custodian fees                                                              6
  Audit fees                                                                 12
  Trustees' fees and expenses                                                 1
  Distribution fees - Service Shares                                         12
  Service fees - Service Shares                                               5
  Legal                                                                       5
  System fees                                                                 7
  Other expenses                                                              2
--------------------------------------------------------------------------------
Total Expenses                                                               82
Expense and Fee Offsets                                                      --
Net Expenses                                                                 82
Excess Expense Reimbursement                                                (10)
Net Expenses After Reimbursement                                             72
Net Investment Income/(Loss)                                                (31)
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments:
  Net realized gain/(loss) from securities transactions                     742
  Change in net unrealized appreciation/(depreciation)
   of investments and foreign currency translations                        (154)
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments                      588
Net Increase/(Decrease) in Net Assets Resulting from Operations    $        557
--------------------------------------------------------------------------------

(1)   Formerly named Janus Aspen Risk-Managed Large Cap Growth Portfolio.

See Notes to Financial Statements.


                                            Janus Aspen Series  June 30, 2004  9

Statement of Changes in Net Assets

                                                                           Janus Aspen
For the six month period ended June 30, 2004                               Risk-Managed
(unaudited) and for the fiscal period ended                             Growth Portfolio(1)
December 31, 2003 (all numbers in thousands)                            2004          2003(2)
----------------------------------------------------------------------------------------------
Operations:
  Net investment income/(loss)                                       $      (31)    $      (55)
  Net realized gain/(loss) from investment transactions                     742            269
  Change in unrealized net appreciation/(depreciation)
   of investments and foreign currency translations                        (154)         1,687
----------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations             557          1,901
----------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
  Net investment income*
    Service Shares                                                            _              _
  Net realized gain from investment transactions*
    Service Shares                                                         (149)           (74)
----------------------------------------------------------------------------------------------
Net Decrease from Dividends and Distributions                              (149)           (74)
----------------------------------------------------------------------------------------------
Capital Share Transactions:
  Shares sold
    Service Shares                                                           --          7,500
  Reinvested dividends and distributions
    Service Shares                                                          149             74
  Shares repurchased
    Service Shares                                                           --             --
----------------------------------------------------------------------------------------------
Net Increase/(Decrease) from Capital Share Transactions                     149          7,574
----------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                                       557          9,401
Net Assets:
  Beginning of period                                                     9,401             --
----------------------------------------------------------------------------------------------
  End of period                                                      $    9,958     $    9,401
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Undistributed net investment income/(loss)*                          $      (31)    $       --
----------------------------------------------------------------------------------------------

Purchases and Sales of Investment Securities:
 (excluding short-term securities)
  Purchases of securities                                            $    5,586     $   12,773
  Proceeds from sales of securities                                       5,642          5,333
  Purchases of long-term U.S. Government obligations                         --             --
  Proceeds from sales of long-term U.S. Government obligations               --             --

*     See Note 3 in Notes to Financial Statements.
(1)   Formerly named Janus Aspen Risk-Managed Large Cap Growth Portfolio.
(2)   Fiscal period from January 2, 2003 (inception date) to December 31, 2003.

See Notes to Financial Statements.


10  Janus Aspen Series  June 30, 2004

Financial Highlights

Service Shares
For a share outstanding during the                                   Janus Aspen Risk-Managed
six month period ended June 30, 2004 (unaudited)                        Growth Portfolio(1)
and through the fiscal period ended December 31, 2003                   2004         2003(2)
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $    12.44     $    10.00
----------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                             (.04)            --
  Net gain/(loss) on securities (both realized and unrealized)              .78           2.54
----------------------------------------------------------------------------------------------
Total from Investment Operations                                            .74           2.54
----------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*                                    --             --
  Distributions (from capital gains)*                                      (.20)          (.10)
----------------------------------------------------------------------------------------------
Total Distributions                                                        (.20)          (.10)
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                       $    12.98     $    12.44
----------------------------------------------------------------------------------------------
Total Return**                                                            5.94%         25.38%
----------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)                             $    9,958     $    9,401
Average Net Assets for the Period (in thousands)                     $    9,713     $    8,135
Ratio of Gross Expenses to Average Net Assets*** (3)                      1.50%          1.50%
Ratio of Net Expenses to Average Net Assets*** (3)                        1.50%          1.50%
Ratio of Net Investment Income/(Loss) to Average Net Assets***          (0.65)%        (0.67)%
Portfolio Turnover Rate***                                                 116%            65%

*     See Note 3 in Notes to Financial Statements.
**    Total return not annualized for periods of less than one full year.
***   Annualized for periods of less than one full year.
(1)   Formerly named Janus Aspen Risk-Managed Large Cap Growth Portfolio.
(2)   Fiscal period from January 2, 2003 (inception date) to December 31, 2003.
(3)   See Note 5 in Notes to Financial Statements.

See Notes to Financial Statements.


                                           Janus Aspen Series  June 30, 2004  11

Notes to Schedule of Investments (unaudited)

Russell 1000 Growth Index     Contains those securities in the Russell 1000
                              Index with a greater-then-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

*     Non-income-producing security.


12  Janus Aspen Series  June 30, 2004

Notes to Financial Statements (unaudited)

The following section describes organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout this report. In addition, the Notes to Financial Statements explain the methods used in preparing and presenting this report.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Janus Aspen Risk-Managed Growth Portfolio (formerly named Janus Aspen Risk-Managed Large Cap Growth Portfolio) (the "Portfolio") is a series fund. The Portfolio is part of Janus Aspen Series (the "Trust"), which was organized as a Delaware Trust (now called a Delaware statutory trust) on May 20, 1993 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Trust offers seventeen portfolios or series of shares with differing investment objectives and policies. The Portfolio invests primarily in equity securities. The Portfolio is classified as diversified, as defined in the1940 Act. The Portfolio is a no-load investment.

The Portfolio currently offers one class of shares: Service Shares. The class is issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance contracts (collectively "variable insurance contracts"), as well as certain qualified retirement plans.

Janus Capital Management LLC ("Janus Capital") invested initial seed capital in the amount of $10,000 for the Portfolio on December 31, 2002. Janus Capital invested additional seed capital in the amount of $7,490,000 for the Portfolio on January 2, 2003. The Portfolio began investment operations on January 2, 2003.

The following accounting policies have been consistently followed by the Trust and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

Investment Valuation

Securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers making a market for such securities or by a pricing service approved by the Portfolio's Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Currently, foreign securities and currencies are converted to U.S. dollars using the applicable rate in effect as of 1:00 p.m. (New York time). It is anticipated that sometime during the third calendar quarter, the conversion to U.S. dollars will use the applicable rate in effect as of the close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or are deemed not to be reliable because events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the closing of the NYSE, then their fair value is determined in good faith under procedures established by and under the supervision of the Portfolio's Trustees. The Portfolio may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of the foreign exchanges and the close of the NYSE.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Foreign Currency Translations

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to security transactions and income.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.


                                           Janus Aspen Series  June 30, 2004  13

When-issued Securities

The Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolio is required to hold liquid assets as collateral with the Portfolio's custodian sufficient to cover the purchase price.

Initial Public Offerings

The Portfolio may invest in initial public offerings ("IPOs"). The Portfolio's performance may be significantly affected, positively or negatively, by investments in IPOs. IPOs and other investment techniques may have a magnified performance impact on a portfolio with a small asset base. The Portfolio may not experience similar performance as its assets grow.

Restricted Security Transactions

Restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolio to sell a security at a fair price and may substantially delay the sale of the security which each Portfolio seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Dividend Distributions

The Portfolio generally makes semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains, if any. The majority of dividends and capital gains distributions from the Portfolio will be automatically reinvested into additional shares of the Portfolio.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements as the Portfolio intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

Proxy Voting

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to their portfolio securities is available (i) without charge, upon request, by calling 1-800-525-1068 (toll free); (ii) on the Portfolio's website at www.janus.com; and (iii) on the SEC's website at http://www.sec.gov.

Starting in August 2004, the Portfolio's proxy voting record for the one-year period ending each June 30th will be available through www.janus.com and from the SEC through the SEC's website at http://www.sec.gov.

2. INVESTMENT ADVISORY AGREEMENTS AND
   TRANSACTIONS WITH AFFILIATES

Janus Capital is the investment adviser to the Portfolio. The Portfolio was subject to advisory fees payable to Janus Capital based upon an annual rate of 0.65% of average daily net assets. Effective July 1, 2004, the advisory fee annual rate was reduced from 0.65% to 0.50% of average daily net assets. The advisory fee is calculated daily and paid monthly.

Enhanced Investment Technologies LLC ("INTECH") serves as subadviser to the Portfolio. Janus Capital indirectly owns approximately 77.5% of the outstanding voting shares of INTECH. Janus Capital pays INTECH a subadvisory fee at the annual rate of 0.26% of average daily net assets from its management fee for managing the Portfolio.

Janus Services LLC ("Janus Services"), a wholly-owned subsidiary of Janus Capital, may receive from the Portfolio a fee at an annual rate of up to 0.10% of the average daily net assets of Service Shares of the Portfolio, to compensate Janus Services for providing, or arranging for the provision of record keeping, subaccounting, and administrative services.

Janus Capital has agreed to reimburse the Portfolio by the amount if any, that the normal operating expenses in any fiscal year, including the investment advisory fee but excluding the distribution fee applicable to the Service Shares, brokerage commissions, interest, taxes and extraordinary expenses, exceed an annual rate of 1.25% of the average daily net assets of the Portfolio. Effective July 1, 2004, the annual rate was reduced from 1.25% to 1.10% of average daily net assets.

Janus Services receives certain out-of-pocket expenses for transfer agent services.


14  Janus Aspen Series  June 30, 2004

Certain officers and trustees of the Portfolio may also be officers and/or directors of Janus Capital; however, such officers and trustees receive no compensation from the Portfolio.

Janus Distributors LLC, a wholly-owned subsidiary of Janus Capital, is a distributor of the Portfolio. Service Shares have adopted a Distribution and Shareholder Servicing Plan (the "Plan") pursuant to Rule 12b-1 under The 1940 Act. The Plan authorizes payments by the Portfolio in connection with the distribution of Service Shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of Service Share's average daily net assets.

The Portfolio's expenses may be reduced by voluntary brokerage credits from affiliated or unaffiliated brokers or expense offsets from an unaffiliated custodian. Such credits or offsets are included in Expense and Fee Offsets on the Statement of Operations. Brokerage commissions paid to the brokers reduce Transfer Agent Fees and Expenses. Custodian credits reduce Custodian Fees. The Portfolios could have employed the assets used by the broker and/or custodian to produce income if it had not entered into an expense offset arrangement.

DST Systems, Inc. ("DST"), an affiliate prior to June 16, 2004 of Janus Capital Group Inc. ("JCGI"), parent to the Portfolio's adviser, provides a shareholder accounting system to the Portfolio for a fee. As of December 1, 2003, following a share exchange transaction in which JCGI exchanged 32.3 million shares of its holdings of DST common stock for all of the stock of a wholly-owned subsidiary of DST, JCGI owned approximately 9% of the outstanding common shares of DST. As of June 16, 2004, JCGI sold its remaining shares of common stock of DST. As a result, JCGI does not own any shares of DST common stock. DST fees are included in Transfer Agent Fees and Expenses on the Statement of Operations. Brokerage commissions paid to DST Securities, Inc. serve to reduce Transfer Agent Fees and Expenses. Brokerage commissions paid, fees reduced and the net fees paid to DST for the fiscal six month period ended June 30, 2004 are noted below.

                                         DST Securities, Inc.     Portfolio Expense         DST Systems
Portfolio                                  Commissions Paid           Reduction                Costs
-------------------------------------------------------------------------------------------------------
Janus Aspen Risk-Managed Growth Portfolio(1)      --                      --                   $1,227
-------------------------------------------------------------------------------------------------------

  (1)Formerly named Janus Aspen Risk-Managed Large Cap Growth Portfolio.


                                           Janus Aspen Series  June 30, 2004  15

3. FEDERAL INCOME TAX

Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales, foreign currency transactions, net operating losses and capital loss carryovers.

The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers as of December 31, 2003 that may be available to offset future realized capital gains and thereby reduce future taxable gain distributions.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as of June 30, 2004 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/(depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

                                   Accumulated     Federal Tax     Unrealized       Unrealized    Net Appreciation
 Portfolio                        Capital Losses       Cost       Appreciation    (Depreciation)   /(Depreciation)
------------------------------------------------------------------------------------------------------------------
Janus Aspen Risk-Managed
  Growth Portfolio(1)             --               $8,400,040     $1,643,450       $(115,930)       $1,527,520
------------------------------------------------------------------------------------------------------------------

  (1)Formerly named Janus Aspen Risk-Managed Large Cap Growth Portfolio.

4. EXPENSES

The Portfolio bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated pro rata to the Portfolio.

5. EXPENSE RATIOS

Listed below are the gross expense ratios for the Portfolio, absent the waiver of certain fees and offsets.

For the six month period ended June 30, 2004
(unaudited) and for the fiscal period
December 31, 2003

Portfolio                                                  2004           2003
--------------------------------------------------------------------------------
Janus Aspen Risk-Managed Growth Portfolio(1)              1.71%         2.62%(2)
--------------------------------------------------------------------------------
  (1)Formerly named Janus Aspen Risk-Managed Large Cap Growth Portfolio.
  (2)Fiscal period from January 2, 2003 (inception date) to December 31, 2003.


16  Janus Aspen Series  June 30, 2004

6. CAPITAL SHARE TRANSACTIONS

                                                                               Janus Aspen
For the six month period ended June 30, 2004 (unaudited)                       Risk-Managed
and the fiscal period ended December 31, 2003                              Growth Portfolio(1)
(all numbers in thousands)                                                 2004        2003(2)
----------------------------------------------------------------------------------------------
Transactions in Portfolio Shares - Service Shares
  Shares sold                                                                --            750
  Reinvested dividends and distributions                                     11              6
----------------------------------------------------------------------------------------------
Total                                                                        11            756
----------------------------------------------------------------------------------------------
  Shares Repurchased                                                         --             --
Net Increase/(Decrease) in Portfolio Shares                                  11            756
Shares Outstanding, Beginning of Period                                     756             --
----------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                           767            756
----------------------------------------------------------------------------------------------

(1)   Formerly named Janus Aspen Risk-Managed Large Cap Growth Portfolio.
(2)   Fiscal period from January 2, 2003 (inception date) to December 31, 2003.


                                           Janus Aspen Series  June 30, 2004  17

7. LEGAL MATTERS

In September 2003, the Securities and Exchange Commission ("SEC") and the Office of the New York State Attorney General ("NYAG") publicly announced that they were investigating trading practices in the mutual fund industry. The investigations were prompted by the NYAG's settlement with a hedge fund, Canary Capital, which allegedly engaged in irregular trading practices with certain mutual fund companies. While Janus Capital was not named as a defendant in the NYAG complaint against the hedge fund, Janus Capital was mentioned in the complaint as having allowed Canary Capital to "market time" certain Janus funds. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. The NYAG complaint alleged that this practice is in contradiction to policies stated in the prospectuses for certain Janus funds.

The investigations by the NYAG, the SEC, and certain other agencies, including the Colorado Division of Securities and the Colorado Attorney General ("COAG"), also sought to determine whether late trading occurred in mutual funds managed by Janus Capital. The term "late trading" generally refers to the practice of permitting or processing a fund purchase or redemption in a manner that improperly allows the current day's fund share price to be used for an order that was placed or improperly processed at a time following the deadline for obtaining that day's share price (normally, 4:00 p.m. (eastern time)). Because many mutual fund transactions are cleared and settled through financial intermediaries, Janus Capital cannot exclude the possibility that one or more intermediaries may have submitted improper or unauthorized late trade transactions to Janus Capital in violation of Janus Capital's agreements with those intermediaries.

Other documentation and information sought by various regulatory agencies, including the National Association of Securities Dealers, the West Virginia Attorney General, the Florida Department of Financial Services, the NYAG, the SEC, the COAG, the Colorado Division of Securities and one or more U.S. Attorney offices, relate to a variety of matters, including but not limited to: disclosure of portfolio holdings, trading by executives in fund shares, certain revenue sharing arrangements, information related to cash and non-cash compensation paid to brokers, trading by Janus Capital investment personnel in portfolio securities owned by certain Janus funds, information provided to the Trustees of certain Janus funds in connection with the review and approval of management contracts related to such Janus funds, information related to certain types of distribution and sales arrangements with brokers and other distributors of mutual fund products, and other topics related to the foregoing. The Janus funds, Janus Capital Group Inc. and its subsidiaries have either complied with or intend to comply with these subpoenas and other document and information requests.

On April 27, 2004, Janus Capital announced agreements in principle with the NYAG, the COAG and the Colorado Division of Securities setting forth financial agreements and certain corporate governance and compliance initiatives that will be required by such regulators. Janus Capital also announced an agreement in principle with respect to monetary terms with the SEC, subject to the approval of the SEC Commissioners. Pursuant to such agreements, Janus Capital has agreed to pay $50 million in restoration to compensate investors for any adverse effects of frequent trading and $50 million in civil penalties. Janus Capital also agreed to reduce its management fees in the amount of $25 million a year for five years. Specific fee reductions, effective July 1, 2004, were determined on a fund-by-fund basis and were calculated using assets under management as of May 31, 2004. Therefore, the total reduction in revenue over a five-year period could be greater than or less than $125 million, depending on whether assets under management in the affected funds increase or decrease. Janus also agreed to make $1.2 million in other settlement-related payments required by the State of Colorado.

Subsequent to the initiation of the regulatory investigations, a number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals on behalf of Janus fund shareholders and shareholders of Janus Capital Group Inc. The factual allegations made in these actions are generally based on the NYAG complaint against Canary Capital and in general allege that Janus Capital allowed certain hedge funds and other investors to engage in "market timing" trades in certain Janus funds. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the federal securities laws; (ii) breach of fiduciary duties, as established by state common law or federal law, to the funds and/or individual investors; (iii) breach of contract; (iv) unjust enrichment; and (v) violations of Section 1962 of the Racketeering Influenced and Corrupt Organizations Act.

The "market timing" lawsuits include actions purportedly on behalf of a class of Janus fund investors, cases allegedly brought on behalf of the funds themselves, a case asserting claims both on behalf of an investor class and derivatively on behalf of the funds, cases brought on behalf of shareholders of Janus Capital Group Inc. on a derivative basis against the Board of Directors of Janus Capital Group Inc., purported ERISA actions against the managers of the Janus 401(k) plan, and a non-class "representative action" purportedly brought


18  Janus Aspen Series  June 30, 2004
on behalf of the general public. The complaints also name various defendants. One or more Janus entities (Janus Capital Group Inc., Janus Capital Management LLC or Janus Capital Corporation) are named in every action. In addition, actions have been brought against Janus Investment Fund and/or one or more of the individual Janus funds, the Janus fund Trustees, officers of the Janus funds, officers of Janus Capital, officers of Janus Capital Group Inc., and directors of Janus Capital Group Inc.

The "market timing" lawsuits were filed in a number of state and federal jurisdictions. The Judicial Panel on Multidistrict Litigation has finally or conditionally transferred all but one of these actions to the United States District Court for the District of Maryland for coordinated proceedings. One action (alleging failure to adequately implement fair value pricing) has been remanded to state court in Madison County, Illinois and is not subject to the federal transfer procedures.

In addition to the "market timing" actions described above, civil lawsuits have been filed against Janus Capital challenging the investment advisory fees charged by Janus Capital to certain funds managed by Janus Capital.

Additional lawsuits may be filed against certain of the Janus funds, Janus Capital and related parties in the future. Janus Capital does not currently believe that any of the pending actions will materially affect its ability to continue to provide to the Funds the services it has agreed to provide.

8. SUBSEQUENT EVENT

On July 29, 2004, Janus Capital Group Inc. announced that a client of Janus Capital Management LLC ("Janus Capital") intends to redeem funds totaling approximately $4.7 billion by year end, subject to the approval by the client's board of directors. The majority of the assets to be redeemed are in the Institutional Share class of certain Portfolios within Janus Aspen Series. Janus Capital is working with the client to transfer the redeeming assets "in kind" to assist the affected Portfolios' managers in limiting the disruption to the Portfolios and minimizing potential transaction costs. The redemption is anticipated to occur by the end of the Portfolios' 2004 fiscal period. To the extent necessary, Janus Capital intends to voluntarily waive certain fees imposed on the Portfolios to limit the economic impact such redemptions might otherwise have on remaining shareholders of the affected Portfolios.


                                           Janus Aspen Series  June 30, 2004  19

Explanations of Charts, Tables and Financial
Statements (unaudited)

1. PERFORMANCE OVERVIEWS

The performance overview graph compares the performance of a hypothetical $10,000 investment in the Portfolio (from inception) with one widely used market index through June 30, 2004.

Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.

When comparing the performance of the Portfolio with an index, keep in mind that market indices do not include brokerage commissions that would be incurred if you purchased the individual securities in the index. They also do not include taxes payable on dividends and interest or operating expenses incurred if you maintained a portfolio invested in the index.

2. SCHEDULE OF INVESTMENTS

Following the performance overview section is the Portfolio's Schedule of Investments. This schedule reports the industry concentrations and types of securities held in the Portfolio on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The market value of each security is quoted as of the last day of the reporting period. The values of securities denominated in foreign currencies are converted into U.S. dollars.

A summary of investments by country is provided if the Portfolio invested in foreign securities as of the reporting period. This summary reports the Portfolio's exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country in which the company is incorporated.

2A. FORWARD CURRENCY CONTRACTS

A table listing forward currency contracts follows the Portfolio's Schedule of Investments (if applicable). Forward currency contracts are agreements to deliver or receive a preset amount of currency at a future date. Forward currency contracts are used to hedge against foreign currency risk in the Portfolio's long-term holdings.

The table provides the name of the foreign currency, the settlement date of the contract, the amount of the contract, the value of the currency in U.S. dollars and the amount of unrealized gain or loss. The amount of unrealized gain or loss reflects the change in currency exchange rates from the time the contract was opened to the last day of the reporting period.

2B. FUTURES

A table listing futures contracts follows the Portfolio's Schedule of Investments (if applicable). Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. Futures are used to hedge against adverse movements in securities prices, currency risk or interest rates.

The table provides the name of the contract, number of contracts held, the expiration date, the principal amount, value and the amount of unrealized gain or loss. The amount of unrealized gain or loss reflects the marked to market amount for the last day of the reporting period.

3. STATEMENT OF ASSETS AND LIABILITIES

This statement is often referred to as the "balance sheet." It lists the assets and liabilities of the Portfolio on the last day of the reporting period.

The Portfolio's assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on stocks owned and the receivable for Portfolio shares sold to investors but not yet settled. The Portfolio's liabilities include payables for securities purchased but not yet settled, Portfolio shares redeemed but not yet paid and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section titled "Net Assets Consist of" breaks down the components of the Portfolio's net assets. Because the Portfolio must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last line of this statement reports the Portfolio's net asset value ("NAV") per share on the last day of the reporting period for each class of the Portfolio. The NAV is calculated by dividing the Portfolio's net assets (assets minus liabilities) by the number of shares outstanding.


20  Janus Aspen Series  June 30, 2004

4. STATEMENT OF OPERATIONS

This statement details the Portfolio's income, expenses, gains and losses on securities and currency transactions, and appreciation or depreciation of current Portfolio holdings.

The first section in this statement, titled "Investment Income," reports the dividends earned from stocks and interest earned from interest-bearing securities in the Portfolio.

The next section reports the expenses and expense offsets incurred by the Portfolio, including the advisory fee paid to the investment adviser and transfer agent fees.

The last section lists the increase or decrease in the value of securities held in the Portfolio. The Portfolio realizes a gain (or loss) when it sells its position in a particular security. An unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Portfolio during the reporting period. "Net Realized and Unrealized Gain/ (Loss) on Investments" is affected both by changes in the market value of Portfolio holdings and by gains (or losses) realized during the reporting period.

5. STATEMENT OF CHANGES IN NET ASSETS

This statement reports the increase or decrease in the Portfolio's net assets during the reporting period. Changes in the Portfolio's net assets are attributable to investment operations, dividends, distributions and capital share transactions. This is important to investors because it shows exactly what caused the Portfolio's net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Portfolio's investment performance. The Portfolio's net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends in cash, money is taken out of the Portfolio to pay the distribution. If investors reinvest their dividends, the Portfolio's net assets will not be affected. If you compare the Portfolio's "Net Decrease from Dividends and Distributions" to the "Reinvested dividends and distributions," you will notice that dividend distributions had little effect on the Portfolio's net assets. This is because the majority of Janus investors reinvest their distributions.

The reinvestment of dividends is included under "Capital Share Transactions." "Capital Shares" refers to the money investors contribute to the Portfolio through purchases or withdrawals via redemptions. The Portfolio's net assets will increase and decrease in value as investors purchase and redeem shares from the Portfolio.

6. FINANCIAL HIGHLIGHTS

This schedule provides a per-share breakdown of the components that affect the Portfolio's NAV for current and past reporting periods. Not only does this table provide you with total return, it also reports total distributions, asset size, expense ratios and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income per share, which comprises dividends and interest income earned on securities held by the Portfolio. Following is the total of gains, realized and unrealized. Dividends and distributions are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the average annual total return reported the last day of the period.

Also included are the expense ratios, or the percentage of net assets that was used to cover operating expenses during the period. Expense ratios vary for a number of reasons, including the differences in management fees, the frequency of dividend payments and the extent of foreign investments, which entail greater transaction costs.

The Portfolio's expenses may be reduced through expense-reduction arrangements. These arrangements may include the use of brokerage commissions, uninvested cash balances earning interest or balance credits. The Statement of Operations reflects total expenses before any such offset, the amount of offset and the net expenses. The expense ratios listed in the Financial Highlights reflect total expenses prior to any expense offset (gross expense ratio) and after the expense offsets (net expense ratio). Both expense ratios reflect expenses after waivers (reimbursements), if applicable.

The ratio of net investment income/(loss) summarizes the income earned less expenses divided by the average net assets of the Portfolio during the reporting period. Don't confuse this ratio with the Portfolio's yield. The net investment income ratio is not a true measure of the Portfolio's yield because it doesn't take into account the dividends distributed to the Portfolio's investors.

The next ratio is the portfolio turnover rate, which measures the buying and selling activity in a Portfolio. Portfolio turnover is affected by market conditions, changes in the size of a Portfolio, the nature of the Portfolio's investments and the investment style of the portfolio manager. A 100% rate implies that an amount equal to the value of the entire portfolio is turned over in a year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the portfolio is traded every six months.


                                           Janus Aspen Series  June 30, 2004  21

Notes










22  Janus Aspen Series  June 30, 2004

Notes










                                           Janus Aspen Series  June 30, 2004  23

Notes










24  Janus Aspen Series  June 30, 2004

Notes










                                           Janus Aspen Series  June 30, 2004  25

Janus provides access to a wide range of investment disciplines.
--------------------------------------------------------------------------------

Growth & Core

Janus growth portfolios focus on companies believed to be the leaders in their respective industries, with solid management teams, expanding market share, margins and efficiencies. Janus core portfolios seek investments in more stable and predictable companies. These portfolios look for a strategic combination of steady growth and for certain portfolios, some degree of income.

International & Global

Janus international and global portfolios seek to leverage Janus' research capabilities by taking advantage of inefficiencies in foreign markets, where accurate information and analytical insight are often at a premium.

Value

Janus value portfolios invest in companies they believe are poised for a turnaround or are trading at a significant discount to fair value. The goal is to gain unique insight into a company's true value and identify and evaluate potential catalysts that may unlock shareholder value.

Risk-Managed

Janus risk-managed portfolios seek to outperform their respective indices while maintaining a risk profile equal to or lower than the index itself. Managed by INTECH, these portfolios use a mathematical process in an attempt to build a more "efficient" portfolio than the index.

Fixed Income

Janus income portfolios attempt to provide less risk relative to equities while seeking to deliver a competitive total return through high current income and appreciation.


For more information, contact your investment professional or go to www.janus.com.

        [LOGO] JANUS CAPITAL  |  151 Detroit Street
                       Group  |  Denver, CO 80206
                              |  1-800-525-1068


This material must be preceded or accompanied by a prospectus.
Portfolios distributed by Janus Distributors LLC (7/04)

C-0704-186                                                      109-24-717 08-04

                                                          ----------------------
                                                          2004 Semiannual Report
                                                          ----------------------

Janus Aspen Series
--------------------------------------------------------------------------------
      Janus Aspen Small Company Value Portfolio


                                                            [LOGO] JANUS CAPITAL
                                                                           Group

Table of Contents

Schedule of Investments ...................................................    3
Statement of Assets and Liabilities .......................................    5
Statement of Operations ...................................................    6
Statement of Changes in Net Assets ........................................    7
Financial Highlights ......................................................    8
Notes to Schedule of Investments ..........................................    9
Notes to Financial Statements .............................................   10
Explanations of Charts, Tables and Financial Statements ...................   17

Janus Aspen Small Company Value Portfolio
(unaudited)                                    Managed by Bay Isle Financial LLC

Performance
================================================================================
Average Annual Total Return - for the periods ended June 30, 2004
--------------------------------------------------------------------------------

[MOUNTAIN CHART OMITTED]

Initial investment of $10,000

                           Janus Aspen Small Company                Russell 2000
                      Value Portfolio - Service Shares               Value Index
12/31/2002*                         $10,000                            $10,000
01/31/2003                          $ 9,660                            $ 9,718
02/28/2003                          $ 9,630                            $ 9,392
03/31/2003                          $ 9,740                            $ 9,492
04/30/2003                          $10,500                            $10,394
05/31/2003                          $11,390                            $11,455
06/30/2003                          $11,670                            $11,649
07/31/2003                          $12,360                            $12,230
08/31/2003                          $12,790                            $12,694
09/30/2003                          $12,570                            $12,549
10/31/2003                          $13,370                            $13,572
11/30/2003                          $13,920                            $14,093
12/31/2003                          $14,210                            $14,603
 1/31/2004                          $14,440                            $15,108
 2/29/2004                          $14,610                            $15,400
 3/31/2004                          $14,880                            $15,613
 4/30/2004                          $14,070                            $14,806
 5/31/2004                          $14,190                            $14,984
 6/30/2004                          $15,115                            $15,746

                                                  Fiscal       One      Since
                                               Year-to-Date    Year   Inception*
--------------------------------------------------------------------------------
Janus Aspen Small Company Value Portfolio -
Service Shares                                     6.45%      29.52%    31.81%
--------------------------------------------------------------------------------
Russell 2000 Value Index                           7.83%      35.17%    35.34%
--------------------------------------------------------------------------------
================================================================================

Data presented represents past performance, which is no guarantee of future results. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, current performance may be higher or lower than the performance shown. Call 1-800-525-1068 or visit www.janus.com for current month end performance.

See Notes to Schedule of Investments for index definitions.

Total return includes reinvestment of dividends, distributions and capital gains. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

These returns do not reflect the charges and expenses of any particular insurance product or qualified plan.

* The Portfolio's inception date - December 31, 2002


Portfolio Strategy
--------------------------------------------------------------------------------
Primarily invests in common stocks of small-sized companies whose stock prices are believed to be undervalued.

Portfolio Asset Mix - (% of Net Assets)
--------------------------------------------------------------------------------
[PIE CHART OMITTED]

Common Stock - Foreign - 1.5%
Cash and Cash Equivalents - 20.2%
Common Stock - Domestic - 78.3%

                                                          Number of Stocks: 92
                                                          Top 10 Equities: 16.8%


                                            Janus Aspen Series  June 30, 2004  1

Janus Aspen Small Company Value Portfolio

Top 10 Equity Holdings - (% of Net Assets)
--------------------------------------------------------------------------------
                                        June 30, 2004          December 31, 2003
RC2 Corp.                                        2.0%                       1.4%
Cabot Corp.                                      1.8%                       1.7%
Applied Industrial
  Technologies, Inc.                             1.8%                       1.7%
Cooper Companies, Inc.                           1.8%                       1.6%
Brookstone, Inc.                                 1.7%                       1.5%
Multimedia Games, Inc.                           1.7%                       1.5%
Barnes & Noble, Inc.                             1.6%                       2.1%
Ruddick Corp.                                    1.5%                       1.5%
Dycom Industries, Inc.                           1.5%                       1.7%
Steiner Leisure, Ltd.                            1.4%                       1.1%

Top Industries - Portfolio vs. Index (% of Net Assets)
--------------------------------------------------------------------------------
[BAR CHART OMITTED]

                                             Janus Aspen            Russell 2000
                                   Small Company Value Portfolio     Value Index
Commercial Banks                                14.4%                   10.9%
Savings/Loan/Thrifts                             3.2%                    3.9%
Machinery - General Industrial                   2.6%                    0.8%
REITS - Shopping Centers                         2.5%                    1.2%
Food - Retail                                    2.4%                    0.4%
Collectibles                                     2.0%                    0.2%
Chemicals - Specialty                            1.8%                    2.6%
REITS - Office Property                          1.8%                    2.5%
Medical Products                                 1.8%                    0.6%
Retail - Mail Order                              1.7%                    0.0%

--------------------------------------------------------------------------------
See Explanations of Charts, Tables and Financial Statements

Effective May 1, 2004, Janus Aspen Small Cap Value Portfolio changed its name to Janus Aspen Small Company Value Portfolio.

Portfolios that emphasize investments in smaller companies may experience greater price volatility. This Portfolio is designed for long-term investors who can accept the special risks associated with value investing.

The Portfolio may differ significantly from the securities held in the index. The index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio.

Due to recent market volatility, the Portfolio may have an increased position in cash for temporary defensive purposes.

Janus Capital Management LLC has contractually agreed to waive the Portfolio's total operating expenses to the levels indicated in the prospectus until at least May 1, 2006. Without such waivers total returns would have been lower.

Bay Isle Financial LLC is a subsidiary of Janus Capital Group Inc.


2  Janus Aspen Series  June 30, 2004

Schedule of Investments (unaudited)

Shares or Principal Amount                                     Market Value
===========================================================================
Common Stock - 79.8%
Building and Construction - Miscellaneous - 1.5%
           1,225  Dycom Industries, Inc.* .......................$   34,300
Building Products - Lighting Fixtures - 0.9%
             339  Genlyte Group, Inc.* ..........................    21,316
Capacitators - 0.5%
             913  KEMET Corp.* ..................................    11,157
Cellular Telecommunications - 0.8%
           4,126  Ubiquitel, Inc.* ..............................    17,412
Chemicals - Diversified - 0.4%
             212  FMC Corp.* ....................................     9,139
Chemicals - Specialty - 1.8%
           1,024  Cabot Corp ....................................    41,677
Collectibles - 2.0%
           1,291  RC2 Corp.* ....................................    45,831
Commercial Banks - 14.4%
             686  1st Source Corp ...............................    17,136
             321  BancFirst Corp ................................    19,180
             212  BancorpSouth, Inc .............................     4,776
             894  Bank of Granite Corp ..........................    18,694
             702  Camden National Corp ..........................    23,215
           1,068  Community Bank System, Inc ....................    24,340
             151  First Citizens BancShares, Inc. - Class A .....    18,422
             956  First Commonwealth Financial Corp .............    12,399
             676  First Financial Corp ..........................    21,564
             526  First of Long Island Corp .....................    24,291
           1,138  Nara Bancorp, Inc .............................    19,494
             534  Omega Financial Corp ..........................    18,386
             786  Peoples Bancorp, Inc ..........................    20,900
             696  Simmons First National Corp. - Class A ........    18,117
           1,588  TriCo Bancshares ..............................    30,012
             286  UMB Financial Corp ............................    14,763
             872  Washington Trust Bancorp, Inc .................    22,646
                                                                    328,335
Commercial Services - 1.4%
           1,493  Steiner Leisure, Ltd.* ........................    32,846
Computer Services - 0.6%
             324  CACI International, Inc.* .....................    13,103
Consulting Services - 0.9%
           1,237  FTI Consulting, Inc.* .........................    20,411
Distribution/Wholesale - 1.1%
             657  United Stationers, Inc.* ......................    26,096
Electric - Integrated - 0.9%
             394  Central Vermont Public Service Corp ...........     8,073
             494  Otter Tail Corp ...............................    13,269
                                                                     21,342
Electronic Components - Miscellaneous - 0.4%
             686  Plexus Corp.* .................................     9,261
Electronic Components - Semiconductors - 0.8%
             960  Zoran Corp.* ..................................    17,616
Enterprise Software/Services - 0.5%
             643  ManTech International Corp. - Class A* ........    12,069
Entertainment Software - 0.8%
             586  Take-Two Interactive Software, Inc.* ..........    17,955
Environmental Consulting and Engineering - 0.6%
             777  TRC Companies, Inc.* ..........................    12,960
Food - Canned - 0.5%
           1,174  Del Monte Foods Co.* ..........................    11,928
Food - Diversified - 0.9%
             493  J & J Snack Foods Corp.* ......................    20,129
Food - Retail - 2.4%
           1,538  Ruddick Corp ..................................    34,528
             586  Weis Markets, Inc .............................    20,539
                                                                     55,067
Footwear and Related Apparel - 0.6%
             649  Steven Madden, Ltd.* ..........................    12,961
Gas - Distribution - 0.9%
             360  Atmos Energy Corp .............................     9,216
             237  Piedmont Natural Gas Company, Inc .............    10,120
                                                                     19,336
Human Resources - 1.1%
           2,520  Spherion Corp.* ...............................    25,553
Internet Applications Software - 1.7%
             937  Interwoven, Inc.* .............................     9,464
           2,312  Stellent, Inc.* ...............................    19,744
           5,072  Vignette Corp.* ...............................     8,420
                                                                     37,628
Leisure and Recreation Products - 1.7%
           1,406  Multimedia Games, Inc.* .......................    37,709
Machinery - General Industrial - 2.6%
           1,364  Applied Industrial Technologies, Inc ..........    41,084
             974  Stewart & Stevenson Services, Inc .............    17,454
                                                                     58,538
Machinery - Pumps - 0.3%
             163  Tecumseh Products Co. - Class A ...............     6,714
Medical - HMO - 0.9%
             415  Amerigroup Corp.* .............................    20,418
Medical - Nursing Homes - 0.8%
             714  Kindred Healthcare, Inc.* .....................    18,814
Medical Instruments - 0.9%
             529  Datascope Corp ................................    20,996
Medical Labs and Testing Services - 1.0%
             583  Covance, Inc.* ................................    22,492
Medical Products - 1.8%
             632  Cooper Companies, Inc .........................    39,923
Multi-Line Insurance - 0.8%
             613  American Financial Group, Inc .................    18,739
Non-Ferrous Metals - 1.2%
           1,747  RTI International Metals, Inc.* ...............    27,865
Office Furnishings - Original - 1.1%
             582  HNI, Corp .....................................    24,636
Oil - Field Services - 1.1%
             897  Tetra Technologies, Inc.* .....................    24,084
Oil and Gas Drilling - 0.7%
             385  Atwood Oceanics, Inc.* ........................    16,074
Oil Field Machinery and Equipment - 1.1%
             261  Cooper Cameron Corp.* .........................    12,711
             502  Maverick Tube Corp.* ..........................    13,182
                                                                     25,893

See Notes to Schedule of Investments and Financial Statements.


                                            Janus Aspen Series  June 30, 2004  3

Janus Aspen Small Company Value Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                     Market Value
===========================================================================
Paper and Related Products - 0.4%
             419  Louisiana-Pacific Corp ........................$    9,909
Printing - Commercial - 1.3%
           1,866  Bowne & Company, Inc ..........................    29,576
Real Estate Investment Trusts (REIT) - Diversified - 1.4%
             922  First Potomac Realty Trust ....................    17,674
             558  Reckson Associates Realty Corp ................    15,323
                                                                     32,997
Real Estate Investment Trusts (REIT) - Hotels - 0.4%
             826  Innkeepers USA Trust ..........................     8,516
Real Estate Investment Trusts (REIT) - Office Property - 1.8%
             165  Alexandria Real Estate Equities, Inc ..........     9,369
             553  Maguire Properties, Inc .......................    13,698
             393  SL Green Realty Corp ..........................    18,392
                                                                     41,459
Real Estate Investment Trusts (REIT) - Regional Malls - 0.7%
             309  Macerich Co ...................................    14,792
Real Estate Investment Trusts (REIT) - Shopping Centers - 2.5%
             303  Chelsea Property Group, Inc ...................    19,762
             304  Pan Pacific Retail Properties, Inc ............    15,358
             531  Regency Centers Corp ..........................    22,780
                                                                     57,900
Real Estate Investment Trusts (REIT) - Warehouse and
                  Industrial - 0.7%
             610  Catellus Development Corp .....................    15,037
Research and Development - 0.7%
             533  Pharmaceutical Product Development, Inc.* .....    16,933
Retail - Automobile - 0.8%
             579  Group 1 Automotive, Inc.* .....................    19,229
Retail - Bookstore - 1.6%
           1,056  Barnes & Noble, Inc.* .........................    35,883
Retail - Jewelry - 1.4%
           1,200  Zale Corp.* ...................................    32,712
Retail - Mail Order - 1.7%
           1,962  Brookstone, Inc.* .............................    39,338
Retail - Restaurants - 0.8%
             567  CBRL Group, Inc ...............................    17,492
Retail - Video Rental - 1.0%
           1,118  Movie Gallery, Inc ............................    21,857
Savings/Loan/Thrifts - 3.2%
             560  First Defiance Financial Corp .................    12,376
             634  FirstFed Financial Corp.* .....................    26,373
             671  Parkvale Financial Corp .......................    17,674
             746  Provident Financial Holdings, Inc .............    17,643
                                                                     74,066
Security Services - 1.4%
             886  Kroll, Inc.* ..................................    32,676
Telecommunication Equipment - Fiber Optics - 0.2%
           2,016  Optical Communication Products, Inc.* .........     4,919
Telephone - Integrated - 0.5%
             436  Golden Telecom, Inc ...........................    12,269
Toys - 1.4%
           1,578  Jakks Pacific, Inc.* ..........................    32,807
Water - 1.0%
           1,028  American States Water Co ......................    23,891
Wire and Cable Products - 0.5%
             491  Belden, Inc ...................................    10,522
---------------------------------------------------------------------------
Total Investments (total cost $1,492,331) - 79.8% ............... 1,823,103
---------------------------------------------------------------------------
Cash, Receivables and Other Assets, net of Liabilities -- 20.2% .   462,611
---------------------------------------------------------------------------
Net Assets - 100% ............................................... 2,285,714
---------------------------------------------------------------------------

Summary of Investments by Country, June 30, 2004

Country                           Market Value        % of Investment Securities
--------------------------------------------------------------------------------
Bahamas                             $   32,846                              1.8%
United States                        1,790,257                             98.2%
--------------------------------------------------------------------------------
Total                               $1,823,103                            100.0%

See Notes to Schedule of Investments and Financial Statements.


4  Janus Aspen Series  June 30, 2004

Statement of Assets and Liabilities

                                                                    Janus Aspen
                                                                       Small
                                                                      Company
As of June 30, 2004 (unaudited)                                        Value
(all numbers in thousands except net asset value per share)         Portfolio(1)
--------------------------------------------------------------------------------
Assets:
   Investments at cost                                                  $ 1,492
   Investments at value                                                 $ 1,823
     Cash                                                                    36
     Receivables:
       Investments sold                                                      33
       Portfolio shares sold                                                420
       Dividends                                                              3
       Due from adviser                                                       4
--------------------------------------------------------------------------------
Total Assets                                                              2,319
--------------------------------------------------------------------------------
Liabilities:
     Payables:
       Portfolio shares repurchased                                          --
       Advisory fees                                                          1
       Transfer agent fees and expenses                                      --
       Distribution fees - Service Shares                                    --
       Service fees - Service Shares                                         --
     Accrued expenses                                                        32
--------------------------------------------------------------------------------
Total Liabilities                                                            33
 Net Assets                                                             $ 2,286
--------------------------------------------------------------------------------
Net Assets Consist of:
   Capital (par value and paid-in surplus)*                             $ 1,936
   Undistributed net investment income/(loss)*                               (1)
   Undistributed net realized gain/(loss) from investments
    and foreign currency transactions*                                       20
   Unrealized appreciation/(depreciation) of investments
    and foreign currency translations                                       331
--------------------------------------------------------------------------------
Total Net Assets                                                        $ 2,286
--------------------------------------------------------------------------------
Net Assets - Service Shares                                             $ 2,286
   Shares Outstanding, $0.001 Par Value (unlimited shares authorized)       156
--------------------------------------------------------------------------------
   Net Asset Value Per Share                                            $ 14.63
--------------------------------------------------------------------------------

*     See Note 3 in Notes to Financial Statements.
(1)   Formerly named Janus Aspen Small Cap Value Portfolio.

See Notes to Financial Statements.


                                            Janus Aspen Series  June 30, 2004  5

Statement of Operations

                                                                    Janus Aspen
                                                                       Small
                                                                      Company
For the six month period ended June 30, 2004 (unaudited)               Value
(all numbers in thousands)                                          Portfolio(1)
--------------------------------------------------------------------------------
Investment Income:
   Interest                                                                  --
   Dividends                                                                 13
--------------------------------------------------------------------------------
Total Investment Income                                                      13
--------------------------------------------------------------------------------
Expenses:
   Advisory fees                                                              6
   Transfer agent fees and expenses                                           1
   Registration fees                                                         --
   Custodian fees                                                             5
   Audit fees                                                                14
   Trustees' fees and expenses                                                1
   Distribution fees - Service Shares                                         2
   Service fees - Service Shares                                              1
   Legal                                                                      5
   System fees                                                                7
   Other expenses                                                             1
--------------------------------------------------------------------------------
Total Expenses                                                               43
Expense and Fee Offsets                                                      --
Net Expenses                                                                 43
Excess Expense Reimbursement                                                (29)
Net Expenses After Reimbursement                                             14
Net Investment Income/(Loss)                                                 (1)
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments:
   Net realized gain/(loss) from securities transactions                     20
   Change in net unrealized appreciation/(depreciation) of investments
     and foreign currency transactions                                       87
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments                      107
Net Increase/(Decrease) in Net Assets Resulting from Operations           $ 106
--------------------------------------------------------------------------------

(1)   Formerly named Janus Aspen Small Cap Value Portfolio.

See Notes to Financial Statements.


6  Janus Aspen Series  June 30, 2004

Statement of Changes in Net Assets

                                                                                    Janus Aspen
For the six month period ended June 30, 2004 (unaudited)                           Small Company
and for the fiscal year ended December 31, 2003                                  Value Portfolio(1)
(all numbers in thousands)                                                           2004      2003
---------------------------------------------------------------------------------------------------
Operations:
  Net investment income/(loss)                                                    $    (1)   $    1
  Net realized gain/(loss) from investment
   and foreign currency transactions                                                   20        59
  Change in unrealized net appreciation/(depreciation)
   of investments and foreign currency translations                                    87       244
---------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations                       106       304
---------------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
  Net investment income*
    Service Shares                                                                     (1)       --
  Net realized gain from investment transactions*
    Service Shares                                                                    (59)       --
---------------------------------------------------------------------------------------------------
Net Decrease from Dividends and Distributions                                         (60)       --
---------------------------------------------------------------------------------------------------
Capital Share Transactions:
  Shares sold
    Service Shares                                                                    697       906
  Reinvested dividends and distributions
    Service Shares                                                                     60        --
  Shares repurchased
    Service Shares                                                                   (143)       --
---------------------------------------------------------------------------------------------------
Net Increase/(Decrease) from Capital Share Transactions                               614       822
---------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                                                 660     1,126
Net Assets:
  Beginning of period                                                               1,626       500
---------------------------------------------------------------------------------------------------
  End of period                                                                   $ 2,286    $1,626
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Undistributed net investment income/(loss)*                                       $    (1)   $    1
---------------------------------------------------------------------------------------------------

Purchases and Sales of Investment Securities: (excluding short-term securities)
  Purchases of securities                                                         $   717    $1,160
  Proceeds from sales of securities                                                   539       413
  Purchases of long-term U.S. Government obligations                                   --        --
  Proceeds from sales of long-term U.S. Government obligations                         --        --

*     See Note 3 in Notes to Financial Statements
(1)   Formerly named Janus Aspen Small Cap Value Portfolio.

See Notes to Financial Statements.


                                            Janus Aspen Series  June 30, 2004  7

Financial Highlights

Service Shares
For a share outstanding during the                                      Janus Aspen
six month period ended June 30, 2004 (unaudited)             Small Company Value Portfolio(1)
and through each fiscal year or period ended December 31           2004       2003    2002(2)
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                             $14.20     $ 9.92    $10.00
----------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                     (.01)       .02        --
  Net gain/(loss) on securities (both realized and unrealized)      .92       4.26      (.08)
----------------------------------------------------------------------------------------------
Total from Investment Operations                                    .91       4.28      (.08)
----------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*                          (.01)        --        --
  Distributions (from capital gains)*                              (.47)        --        --
----------------------------------------------------------------------------------------------
Total Distributions                                                (.48)        --        --
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                   $14.63     $14.20    $ 9.92
----------------------------------------------------------------------------------------------
Total Return**                                                     6.45%     43.15%    (0.80)%
----------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)                         $2,286     $1,626    $  496
Average Net Assets for the Period (in thousands)                 $1,750     $  856    $   --
Ratio of Gross Expenses to Average Net Assets*** (3)               1.60%      1.60%      N/A
Ratio of Net Expenses to Average Net Assets*** (3)                 1.60%      1.60%      N/A
Ratio of Net Investment Income/(Loss) to Average Net Assets***    (0.15)%     0.14%      N/A
Portfolio Turnover Rate***                                           63%        50%        0%

*     See Note 3 in Notes to Financial Statements.
**    Total return not annualized for periods of less than one full year.
***   Annualized for periods of less than one full year.
(1)   Formerly named Janus Aspen Small Cap Value Portfolio.
(2)   Portfolio commenced operations on December 31, 2002 (inception date).
(3)   See Note 5 in Notes to Financial Statements.

See Notes to Financial Statements.


8  Janus Aspen Series  June 30, 2004

Notes to Schedule of Investments (unaudited)

Russell 2000 Value Index    Is an unmanaged index which measures the performance
                            of those Russell 2000 companies with lower price-to-book and price-to-earnings ratios. It is a generally recognized indicator to measure overall small company value-stock performance.

REIT                        Real Estate Investment Trust

*     Non-income-producing security.


                                            Janus Aspen Series  June 30, 2004  9

Notes to Financial Statements (unaudited)

The following section describes organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout this report. In addition, the Notes to Financial Statements explain the methods used in preparing and presenting this report.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Janus Aspen Small Company Value Portfolio (formerly named Janus Aspen Small Cap Value Portfolio) (the "Portfolio") is a series fund. The Portfolio is part of Janus Aspen Series (the "Trust"), which was organized as a Delaware Trust (now called a Delaware statutory trust) on May 20, 1993 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Trust offers seventeen portfolios or series of shares with differing investment objectives and policies. The Portfolio invests primarily in equity securities. The Portfolio is classified as diversified, as defined in the 1940 Act. The Portfolio is a no-load investment.

The Portfolio currently offers one class of shares: Service Shares. The class is issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance contracts (collectively "variable insurance contracts"), as well as certain qualified retirement plans.

Janus Capital Management LLC ("Janus Capital") invested initial seed capital in the amount of $500,000 for the Portfolio on December 31, 2002. The Portfolio began investment operations on December 31, 2002.

The following accounting policies have been consistently followed by the Trust and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

Investment Valuation

Securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers making a market for such securities or by a pricing service approved by the Portfolio's Trustees. Short-term securities maturing within 60 days and are valued at amortized cost, which approximates market value. Currently, foreign securities and currencies are converted to U.S. dollars using the applicable rate in effect as of 1:00 p.m. (New York time). It is anticipated that sometime during the third calendar quarter, the conversion to U.S. dollars will use the applicable rate in effect as of the close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or are deemed not to be reliable because events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the closing of the NYSE, then their fair value is determined in good faith under procedures established by and under the supervision of the Portfolio's Trustees. The Portfolio may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of the foreign exchanges and the close of the NYSE.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Foreign Currency Translations

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to security transactions and income.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

When-issued Securities

The Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.


10  Janus Aspen Series  June 30, 2004

Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolio is required to hold liquid assets as collateral with the Portfolio's custodian sufficient to cover the purchase price.

Initial Public Offerings

The Portfolio may invest in initial public offerings ("IPOs"). The Portfolio's performance may be significantly affected, positively or negatively, by investments in IPOs. IPOs and other investment techniques may have a magnified performance impact on a portfolio with a small asset base. The Portfolio may not experience similar performance as its assets grow.

Restricted Security Transactions

Restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolio to sell a security at a fair price and may substantially delay the sale of the security which the Portfolio seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Dividend Distributions

The Portfolio generally makes semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains, if any. The majority of dividends and capital gains distributions from the Portfolio will be automatically reinvested into additional shares of the Portfolio.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements as the Portfolio intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

Proxy Voting

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to their portfolio securities is available (i) without charge, upon request, by calling 1-800-525-1068 (toll free); (ii) on the Portfolio's website at www.janus.com; and (iii) on the SEC's website at http://www.sec.gov.

Starting in August 2004, the Portfolio's proxy voting record for the one-year period ending each June 30th will be available through www.janus.com and from the SEC through the SEC's website at http://www.sec.gov.

2. INVESTMENT ADVISORY AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

Janus Capital is the investment adviser to the Portfolio. The Portfolio was subject to advisory fees payable to Janus Capital based upon an annual rate of 0.75% of average daily net assets. Effective July 1, 2004, the advisory fee annual rate was reduced from 0.75% to 0.74% of average daily net assets. The advisory fee is calculated daily and paid monthly.

Bay Isle Financial LLC ("Bay Isle") serves as subadviser to the Portfolio. Janus Capital indirectly owns all of the outstanding voting shares of Bay Isle. Janus Capital pays Bay Isle a subadvisory fee at an annual rate of 0.75% of average daily net assets from its management fee for managing the Portfolio.

Janus Services LLC ("Janus Services"), a wholly-owned subsidiary of Janus Capital, may receive from the Portfolio a fee at an annual rate of up to 0.10% of the average daily net assets of Service Shares of the Portfolio, to compensate Janus Services for providing, or arranging for the provision of record keeping, subaccounting, and administrative services.

Janus Capital has agreed to reimburse the Portfolio by the amount, if any, that the normal operating expenses in any fiscal year, including the investment advisory fee but excluding the distribution fee applicable to the Service Shares, brokerage commissions, interest, taxes and extraordinary expenses, exceed an annual rate of 1.35% of the average daily net assets of the Portfolio. Effective July 1, 2004, the annual rate was reduced from 1.35% to 1.34% of average daily net assets.

Janus Services receives certain out-of-pocket expenses for transfer agent services.

Certain officers and trustees of the Portfolio may also be officers and/or directors of Janus Capital; however, such officers and trustees receive no compensation from the Portfolio.

Janus Distributors LLC, a wholly-owned subsidiary of Janus Capital, is a distributor of the Portfolio. Service Shares have


                                           Janus Aspen Series  June 30, 2004  11
adopted a Distribution and Shareholder Servicing Plan (the "Plan") pursuant to Rule 12b-1 under The 1940 Act. The Plan authorizes payments by the Portfolio in connection with the distribution of Service Shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of Service Share's average daily net assets.

The Portfolio's expenses may be reduced by voluntary brokerage credits from affiliated or unaffiliated brokers or expense offsets from an unaffiliated custodian. Such credits or offsets are included in Expense and Fee Offsets on the Statement of Operations. Brokerage commissions paid to the reduce Transfer Agent Fees and Expenses. Custodian credits reduce Custodian Fees. The Portfolio could have employed the assets used by the broker and/or custodian to produce income if it had not entered into an expense offset arrangement.

DST Systems, Inc. ("DST"), an affiliate prior to June 16, 2004 of Janus Capital Group Inc. ("JCGI"), parent to the Portfolio's adviser, provides a shareholder accounting system to the Portfolio for a fee. As of December 1, 2003, following a share exchange transaction in which JCGI exchanged 32.3 million shares of its holdings of DST common stock for all of the stock of a wholly-owned subsidiary of DST, JCGI owned approximately 9% of the outstanding common shares of DST. As of June 16, 2004, JCGI sold its remaining shares of common stock of DST. As a result, JCGI does not own any shares of DST common stock. DST fees are included in Transfer Agent Fees and Expenses on the Statement of Operations. Brokerage commissions paid to DST Securities, Inc. serve to reduce Transfer Agent Fees and Expenses. Brokerage commissions paid, fees reduced and the net fees paid to DST for the six month period ended June 30, 2004 are noted below.

                                                     DST Securities, Inc.         Portfolio Expense             DST Systems
Portfolio                                              Commissions Paid               Reduction                    Costs
================================================================================================================================
Janus Aspen Small Company Value Portfolio(1)                 --                          --                       $1,228
--------------------------------------------------------------------------------------------------------------------------------

(1)   Formerly named Janus Aspen Small Cap Value Portfolio.


12  Janus Aspen Series  June 30, 2004

3. FEDERAL INCOME TAX

Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales, foreign currency transactions, net operating losses and capital loss carryovers.

The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers as of December 31, 2003 that may be available to offset future realized capital gains and thereby reduce future taxable gain distributions.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as of June 30, 2004 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/(depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

                               Accumulated           Federal Tax           Unrealized        Unrealized          Net Appreciation
Portfolio                     Capital Losses             Cost            Appreciation      (Depreciation)         /(Depreciation)
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Small Company          --                 $1,492,412            $365,920           $(35,229)              $330,691
  Value Portfolio(1)
----------------------------------------------------------------------------------------------------------------------------------

(1)   Formerly named Janus Aspen Small Cap Value Portfolio.

4. EXPENSES

The Portfolio bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated pro rata to the Portfolio.

5. EXPENSE RATIOS

Listed below are the gross expense ratios for the Portfolio, absent the waiver of certain fees and offsets.

For the six month period ended June 30, 2004 (unaudited) and for the fiscal year ended December 31, 2003

                                                                  Services Shares
Portfolio                                                   2004        2003      2002(1)
============================================================================================
Janus Aspen Small Company Value Portfolio                  4.94%      12.61%       N/A
--------------------------------------------------------------------------------------------

(1)   Portfolio commence operations on December 31, 2002 (inception date).
(2)   Formerly named Janus Aspen Small Cap Value Portfolio.


                                           Janus Aspen Series  June 30, 2004  13

6. CAPITAL SHARE TRANSACTIONS

                                                                  Janus Aspen
For the six month period ended June 30, 2004 (unaudited)     Small Company Value
and the fiscal year ended December 31, 2003                       Portfolio(1)
(all numbers in thousands)                                       2004      2003
================================================================================
Transactions in Portfolio Shares - Services Shares
  Shares sold                                                      48        71
  Reinvested dividends and distributions                            4        --
--------------------------------------------------------------------------------
Total                                                              52        71
--------------------------------------------------------------------------------
  Shares Repurchased                                              (10)       (6)
Net Increase/(Decrease) in Portfolio Shares                        42        64
Shares Outstanding, Beginning of Period                           114        50
--------------------------------------------------------------------------------
Shares Outstanding, End of Period                                 156       114
--------------------------------------------------------------------------------

(1)   Formerly named Janus Aspen Small Cap Value Portfolio.


14  Janus Aspen Series  June 30, 2004

7. LEGAL MATTERS

In September 2003, the Securities and Exchange Commission ("SEC") and the Office of the New York State Attorney General ("NYAG") publicly announced that they were investigating trading practices in the mutual fund industry. The investigations were prompted by the NYAG's settlement with a hedge fund, Canary Capital, which allegedly engaged in irregular trading practices with certain mutual fund companies. While Janus Capital was not named as a defendant in the NYAG complaint against the hedge fund, Janus Capital was mentioned in the complaint as having allowed Canary Capital to "market time" certain Janus funds. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. The NYAG complaint alleged that this practice is in contradiction to policies stated in the prospectuses for certain Janus funds.

The investigations by the NYAG, the SEC, and certain other agencies, including the Colorado Division of Securities and the Colorado Attorney General ("COAG"), also sought to determine whether late trading occurred in mutual funds managed by Janus Capital. The term "late trading" generally refers to the practice of permitting or processing a fund purchase or redemption in a manner that improperly allows the current day's fund share price to be used for an order that was placed or improperly processed at a time following the deadline for obtaining that day's share price (normally, 4:00 p.m. (eastern time)). Because many mutual fund transactions are cleared and settled through financial intermediaries, Janus Capital cannot exclude the possibility that one or more intermediaries may have submitted improper or unauthorized late trade transactions to Janus Capital in violation of Janus Capital's agreements with those intermediaries.

Other documentation and information sought by various regulatory agencies, including the National Association of Securities Dealers, the West Virginia Attorney General, the Florida Department of Financial Services, the NYAG, the SEC, the COAG, the Colorado Division of Securities and one or more U.S. Attorney offices, relate to a variety of matters, including but not limited to: disclosure of portfolio holdings, trading by executives in fund shares, certain revenue sharing arrangements, information related to cash and non-cash compensation paid to brokers, trading by Janus Capital investment personnel in portfolio securities owned by certain Janus funds, information provided to the Trustees of certain Janus funds in connection with the review and approval of management contracts related to such Janus funds, information related to certain types of distribution and sales arrangements with brokers and other distributors of mutual fund products, and other topics related to the foregoing. The Janus funds, Janus Capital Group Inc. and its subsidiaries have either complied with or intend to comply with these subpoenas and other document and information requests.

On April 27, 2004, Janus Capital announced agreements in principle with the NYAG, the COAG and the Colorado Division of Securities setting forth financial agreements and certain corporate governance and compliance initiatives that will be required by such regulators. Janus Capital also announced an agreement in principle with respect to monetary terms with the SEC, subject to the approval of the SEC Commissioners. Pursuant to such agreements, Janus Capital has agreed to pay $50 million in restoration to compensate investors for any adverse effects of frequent trading and $50 million in civil penalties. Janus Capital also agreed to reduce its management fees in the amount of $25 million a year for five years. Specific fee reductions, effective July 1, 2004, were determined on a fund-by-fund basis and were calculated using assets under management as of May 31, 2004. Therefore, the total reduction in revenue over a five-year period could be greater than or less than $125 million, depending on whether assets under management in the affected funds increase or decrease. Janus also agreed to make $1.2 million in other settlement-related payments required by the State of Colorado.

Subsequent to the initiation of the regulatory investigations, a number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals on behalf of Janus fund shareholders and shareholders of Janus Capital Group Inc. The factual allegations made in these actions are generally based on the NYAG complaint against Canary Capital and in general allege that Janus Capital allowed certain hedge funds and other investors to engage in "market timing" trades in certain Janus funds. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the federal securities laws; (ii) breach of fiduciary duties, as established by state common law or federal law, to the funds and/or individual investors; (iii) breach of contract; (iv) unjust enrichment; and (v) violations of Section 1962 of the Racketeering Influenced and Corrupt Organizations Act.

The "market timing" lawsuits include actions purportedly on behalf of a class of Janus fund investors, cases allegedly brought on behalf of the funds themselves, a case asserting claims both on behalf of an investor class and derivatively on behalf of the funds, cases brought on behalf of shareholders of Janus Capital Group Inc. on a derivative basis against the Board of Directors of Janus Capital Group Inc., purported ERISA actions against the managers of the Janus 401(k) plan, and a non-class "representative action" purportedly brought


                                           Janus Aspen Series  June 30, 2004  15
on behalf of the general public. The complaints also name various defendants. One or more Janus entities (Janus Capital Group Inc., Janus Capital Management LLC or Janus Capital Corporation) are named in every action. In addition, actions have been brought against Janus Investment Fund and/or one or more of the individual Janus funds, the Janus fund Trustees, officers of the Janus funds, officers of Janus Capital, officers of Janus Capital Group Inc., and directors of Janus Capital Group Inc.

The "market timing" lawsuits were filed in a number of state and federal jurisdictions. The Judicial Panel on Multidistrict Litigation has finally or conditionally transferred all but one of these actions to the United States District Court for the District of Maryland for coordinated proceedings. One action (alleging failure to adequately implement fair value pricing) has been remanded to state court in Madison County, Illinois and is not subject to the federal transfer procedures.

In addition to the "market timing" actions described above, civil lawsuits have been filed against Janus Capital challenging the investment advisory fees charged by Janus Capital to certain funds managed by Janus Capital.

Additional lawsuits may be filed against certain of the Janus funds, Janus Capital and related parties in the future. Janus Capital does not currently believe that any of the pending actions will materially affect its ability to continue to provide to the Funds the services it has agreed to provide.

8. SUBSEQUENT EVENT

On July 29, 2004, Janus Capital Group Inc. announced that a client of Janus Capital Management LLC ("Janus Capital") intends to redeem funds totaling approximately $4.7 billion by year end, subject to the approval by the client's board of directors. The majority of the assets to be redeemed are in the Institutional Share class of certain Portfolios within Janus Aspen Series. Janus Capital is working with the client to transfer the redeeming assets "in kind" to assist the affected Portfolios' managers in limiting the disruption to the Portfolios and minimizing potential transaction costs. The redemption is anticipated to occur by the end of the Portfolios' 2004 fiscal period. To the extent necessary, Janus Capital intends to voluntarily waive certain fees imposed on the Portfolios to limit the economic impact such redemptions might otherwise have on remaining shareholders of the affected Portfolios.


16  Janus Aspen Series  June 30, 2004

Explanations of Charts, Tables and Financial Statements (unaudited)

1. PERFORMANCE OVERVIEWS

The performance overview graph compares the performance of a hypothetical $10,000 investment in the Portfolio (from inception) with one widely used market index through June 30, 2004.

Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.

When comparing the performance of the Portfolio with an index, keep in mind that market indices do not include brokerage commissions that would be incurred if you purchased the individual securities in the index. They also do not include taxes payable on dividends and interest or operating expenses incurred if you maintained a portfolio invested in the index.

2. SCHEDULE OF INVESTMENTS

Following the performance overview section is the Portfolio's Schedule of Investments. This schedule reports the industry concentrations and types of securities held in the Portfolio on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The market value of each security is quoted as of the last day of the reporting period. The values of securities denominated in foreign currencies are converted into U.S. dollars.

A summary of investments by country is provided if the Portfolio invested in foreign securities as of the reporting period. This summary reports the Portfolio's exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country in which the company is incorporated.

2A. FORWARD CURRENCY CONTRACTS

A table listing forward currency contracts follows the Portfolio's Schedule of Investments (if applicable). Forward currency contracts are agreements to deliver or receive a preset amount of currency at a future date. Forward currency contracts are used to hedge against foreign currency risk in the Portfolio's long-term holdings.

The table provides the name of the foreign currency, the settlement date of the contract, the amount of the contract, the value of the currency in U.S. dollars and the amount of unrealized gain or loss. The amount of unrealized gain or loss reflects the change in currency exchange rates from the time the contract was opened to the last day of the reporting period.

2B. FUTURES

A table listing futures contracts follows the Portfolio's Schedule of Investments (if applicable). Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. Futures are used to hedge against adverse movements in securities prices, currency risk or interest rates.

The table provides the name of the contract, number of contracts held, the expiration date, the principal amount, value and the amount of unrealized gain or loss. The amount of unrealized gain or loss reflects the marked to market amount for the last day of the reporting period.

3. STATEMENT OF ASSETS AND LIABILITIES

This statement is often referred to as the "balance sheet." It lists the assets and liabilities of the Portfolio on the last day of the reporting period.

The Portfolio's assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on stocks owned and the receivable for Portfolio shares sold to investors but not yet settled. The Portfolio's liabilities include payables for securities purchased but not yet settled, Portfolio shares redeemed but not yet paid and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section titled "Net Assets Consist of" breaks down the components of the Portfolio's net assets. Because the Portfolio must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last line of this statement reports the Portfolio's net asset value ("NAV") per share on the last day of the reporting period for each class of the Portfolio. The NAV is calculated by dividing the Portfolio's net assets (assets minus liabilities) by the number of shares outstanding.


                                           Janus Aspen Series  June 30, 2004  17

4. STATEMENT OF OPERATIONS

This statement details the Portfolio's income, expenses, gains and losses on securities and currency transactions, and appreciation or depreciation of current Portfolio holdings.

The first section in this statement, titled "Investment Income," reports the dividends earned from stocks and interest earned from interest-bearing securities in the Portfolio. The next section reports the expenses and expense offsets incurred by the Portfolio, including the advisory fee paid to the investment adviser and transfer agent fees.

The last section lists the increase or decrease in the value of securities held in the Portfolio. The Portfolio realizes a gain (or loss) when it sells its position in a particular security. An unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Portfolio during the reporting period. "Net Realized and Unrealized Gain/ (Loss) on Investments" is affected both by changes in the market value of Portfolio holdings and by gains (or losses) realized during the reporting period.

5. STATEMENT OF CHANGES IN NET ASSETS

This statement reports the increase or decrease in the Portfolio's net assets during the reporting period. Changes in the Portfolio's net assets are attributable to investment operations, dividends, distributions and capital share transactions. This is important to investors because it shows exactly what caused the Portfolio's net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Portfolio's investment performance. The Portfolio's net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends in cash, money is taken out of the Portfolio to pay the distribution. If investors reinvest their dividends, the Portfolio's net assets will not be affected. If you compare the Portfolio's "Net Decrease from Dividends and Distributions" to the "Reinvested dividends and distributions," you will notice that dividend distributions had little effect on the Portfolio's net assets. This is because the majority of Janus investors reinvest their distributions.

The reinvestment of dividends is included under "Capital Share Transactions." "Capital Shares" refers to the money investors contribute to the Portfolio through purchases or withdrawals via redemptions. The Portfolio's net assets will increase and decrease in value as investors purchase and redeem shares from the Portfolio.

6. FINANCIAL HIGHLIGHTS

This schedule provides a per-share breakdown of the components that affect the Portfolio's NAV for current and past reporting periods of the Portfolio. Not only does this table provide you with total return, it also reports total distributions, asset size, expense ratios and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income per share, which comprises dividends and interest income earned on securities held by the Portfolio. Following is the total of gains, realized and unrealized. Dividends and distributions are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the average annual total return reported the last day of the period.

Also included are the expense ratios, or the percentage of net assets that was used to cover operating expenses during the period. Expense ratios vary for a number of reasons, including the differences in management fees, the frequency of dividend payments and the extent of foreign investments, which entail greater transaction costs.

The Portfolio's expenses may be reduced through expense-reduction arrangements. These arrangements may include the use of brokerage commissions, uninvested cash balances earning interest or balance credits. The Statement of Operations reflects total expenses before any such offset, the amount of offset and the net expenses. The expense ratios listed in the Financial Highlights reflect total expenses prior to any expense offset (gross expense ratio) and after the expense offsets (net expense ratio). Both expense ratios reflect expenses after waivers (reimbursements), if applicable.

The ratio of net investment income/(loss) summarizes the income earned less expenses divided by the average net assets of the Portfolio during the reporting period. Don't confuse this ratio with the Portfolio's yield. The net investment income ratio is not a true measure of the Portfolio's yield because it doesn't take into account the dividends distributed to the Portfolio's investors.

The next ratio is the portfolio turnover rate, which measures the buying and selling activity in a Portfolio. Portfolio turnover is affected by market conditions, changes in the size of a Portfolio, the nature of the Portfolio's investments and the investment style of the portfolio manager. A 100% rate implies that an amount equal to the value of the entire portfolio is turned over in a year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the portfolio is traded every six months.


18  Janus Aspen Series  June 30, 2004

Notes













                                           Janus Aspen Series  June 30, 2004  19

Notes













20  Janus Aspen Series  June 30, 2004

Notes














                                           Janus Aspen Series  June 30, 2004  21

Janus provides access to a wide range of investment disciplines.
--------------------------------------------------------------------------------

Growth & Core

Janus growth portfolios focus on companies believed to be the leaders in their respective industries, with solid management teams, expanding market share, margins and efficiencies. Janus core portfolios seek investments in more stable and predictable companies. These portfolios look for a strategic combination of steady growth and for certain portfolios, some degree of income.

International & Global

Janus international and global portfolios seek to leverage Janus' research capabilities by taking advantage of inefficiencies in foreign markets, where accurate information and analytical insight are often at a premium.

Value

Janus value portfolios invest in companies they believe are poised for a turnaround or are trading at a significant discount to fair value. The goal is to gain unique insight into a company's true value and identify and evaluate potential catalysts that may unlock shareholder value.

Risk-Managed

Janus risk-managed portfolios seek to outperform their respective indices while maintaining a risk profile equal to or lower than the index itself. Managed by INTECH, these portfolios use a mathematical process in an attempt to build a more "efficient" portfolio than the index.

Fixed Income

Janus income portfolios attempt to provide less risk relative to equities while seeking to deliver a competitive total return through high current income and appreciation.


For more information, contact your investment professional or go to www.janus.com.

        [LOGO] JANUS CAPITAL  |  151 Detroit Street
                       Group  |  Denver, CO 80206
                              |  1-800-525-1068


This material must be preceded or accompanied by a prospectus.
Portfolio distributed by Janus Distributors LLC (7/04)

C-0704-186                                                      109-24-720 08-04

                                                          ----------------------
                                                          2004 Semiannual Report
                                                          ----------------------

Janus Aspen Series
--------------------------------------------------------------------------------
      Janus Aspen Worldwide Growth Portfolio




                                                            [LOGO] JANUS CAPITAL
                                                                           Group

Table of Contents

Schedule of Investments ...................................................    3
Statement of Assets and Liabilities .......................................    6
Statement of Operations ...................................................    7
Statement of Changes in Net Assets ........................................    8
Financial Highlights ......................................................    9
Notes to Schedule of Investments ..........................................   11
Notes to Financial Statements .............................................   12
Explanations of Charts, Tables and Financial Statements ...................   19

Janus Aspen Worldwide Growth Portfolio
(unaudited)
                                                   Portfolio Manager - Jason Yee

Performance
================================================================================
Average Annual Total Return - for the periods ended June 30, 2004
--------------------------------------------------------------------------------

[MOUNTAIN CHART OMITTED]

Initial investment of $10,000

                        Janus Aspen Worldwide      Morgan Stanley Capital
                         Growth Portfolio -         International World
                        Institutional Shares            Index(SM)
 9/13/1993*                   $10,000                    $10,000
 9/30/1993                    $10,310                    $10,060
10/31/1993                    $10,940                    $10,060
11/30/1993                    $10,970                    $10,060
12/31/1993                    $11,910                    $10,060
 1/31/1994                    $12,521                    $10,721
 2/28/1994                    $12,301                    $10,580
 3/31/1994                    $11,910                    $10,122
 4/30/1994                    $12,241                    $10,432
 5/31/1994                    $12,060                    $10,457
 6/30/1994                    $11,682                    $10,425
 7/31/1994                    $11,842                    $10,621
 8/31/1994                    $12,343                    $10,938
 9/30/1994                    $12,213                    $10,649
10/31/1994                    $12,564                    $10,949
11/30/1994                    $12,223                    $10,472
12/31/1994                    $12,093                    $10,571
 1/31/1995                    $11,752                    $10,409
 2/28/1995                    $11,852                    $10,559
 3/31/1995                    $12,063                    $11,065
 4/30/1995                    $12,363                    $11,448
 5/31/1995                    $12,614                    $11,543
 6/30/1995                    $13,186                    $11,537
 7/31/1995                    $14,108                    $12,112
 8/31/1995                    $14,349                    $11,840
 9/30/1995                    $14,620                    $12,182
10/31/1995                    $14,480                    $11,987
11/30/1995                    $14,700                    $12,401
12/31/1995                    $15,402                    $12,761
 1/31/1996                    $15,875                    $12,989
 2/29/1996                    $16,247                    $13,066
 3/31/1996                    $16,720                    $13,280
 4/30/1996                    $17,424                    $13,590
 5/31/1996                    $18,139                    $13,599
 6/30/1996                    $18,532                    $13,665
 7/31/1996                    $17,932                    $13,179
 8/31/1996                    $18,613                    $13,328
 9/30/1996                    $18,888                    $13,847
10/31/1996                    $19,040                    $13,941
11/30/1996                    $19,884                    $14,719
12/31/1996                    $19,875                    $14,481
 1/31/1997                    $20,723                    $14,653
 2/28/1997                    $21,071                    $14,819
 3/31/1997                    $21,112                    $14,523
 4/30/1997                    $21,183                    $14,995
 5/31/1997                    $22,441                    $15,917
 6/30/1997                    $23,635                    $16,709
 7/31/1997                    $24,785                    $17,475
 8/31/1997                    $23,325                    $16,304
 9/30/1997                    $25,179                    $17,187
10/31/1997                    $23,874                    $16,279
11/30/1997                    $23,905                    $16,565
12/31/1997                    $24,278                    $16,764
 1/31/1998                    $25,212                    $17,228
 2/28/1998                    $27,153                    $18,391
 3/31/1998                    $28,523                    $19,164
 4/30/1998                    $29,260                    $19,349
 5/31/1998                    $30,132                    $19,103
 6/30/1998                    $30,837                    $19,554
 7/31/1998                    $31,127                    $19,520
 8/31/1998                    $26,722                    $16,914
 9/30/1998                    $25,894                    $17,210
10/31/1998                    $27,151                    $18,763
11/30/1998                    $28,935                    $19,876
12/31/1998                    $31,299                    $20,844
 1/31/1999                    $33,257                    $21,297
 2/28/1999                    $32,138                    $20,727
 3/31/1999                    $33,429                    $21,587
 4/30/1999                    $33,957                    $22,435
 5/31/1999                    $33,128                    $21,613
 6/30/1999                    $35,291                    $22,618
 7/31/1999                    $35,259                    $22,547
 8/31/1999                    $35,399                    $22,503
 9/30/1999                    $36,186                    $22,282
10/31/1999                    $38,956                    $23,437
11/30/1999                    $44,540                    $24,094
12/31/1999                    $51,471                    $26,041
 1/31/2000                    $50,856                    $24,547
 2/29/2000                    $58,186                    $24,610
 3/31/2000                    $57,237                    $26,308
 4/30/2000                    $53,109                    $25,192
 5/31/2000                    $49,692                    $24,552
 6/30/2000                    $52,532                    $25,375
 7/31/2000                    $51,409                    $24,658
 8/31/2000                    $53,916                    $25,457
 9/30/2000                    $49,756                    $24,100
10/31/2000                    $47,858                    $23,694
11/30/2000                    $43,604                    $22,252
12/31/2000                    $43,405                    $22,609
 1/31/2001                    $45,001                    $23,045
 2/28/2001                    $39,414                    $21,094
03/31/2001                    $36,104                    $19,705
 4/30/2001                    $39,438                    $21,158
 5/31/2001                    $39,086                    $20,882
06/30/2001                    $37,548                    $20,225
 7/31/2001                    $35,819                    $19,955
 8/31/2001                    $33,243                    $18,994
 9/30/2001                    $29,855                    $17,318
10/31/2001                    $30,879                    $17,648
11/30/2001                    $32,843                    $18,690
12/31/2001                    $33,667                    $18,805
01/31/2002                    $32,133                    $18,234
02/28/2002                    $31,850                    $18,073
03/31/2002                    $33,384                    $18,906
04/30/2002                    $31,579                    $18,228
05/31/2002                    $31,343                    $18,259
06/30/2002                    $29,280                    $17,148
07/31/2002                    $26,722                    $15,701
 8/31/2002                    $27,006                    $15,728
 9/30/2002                    $24,199                    $13,996
10/31/2002                    $25,383                    $15,027
11/30/2002                    $26,331                    $15,835
12/31/2002                    $25,081                    $15,066
 1/31/2003                    $23,949                    $14,607
 2/28/2003                    $23,354                    $14,351
03/31/2003                    $23,032                    $14,304
 4/30/2003                    $24,760                    $15,571
 5/31/2003                    $26,261                    $16,458
06/30/2003                    $26,744                    $16,740
07/31/2003                    $27,321                    $17,078
 8/31/2003                    $27,657                    $17,445
09/30/2003                    $27,537                    $17,550
10/31/2003                    $29,123                    $18,590
11/30/2003                    $29,435                    $18,871
12/31/2003                    $31,098                    $20,053
 1/31/2004                    $31,677                    $20,375
 2/29/2004                    $32,122                    $20,716
 3/31/2004                    $32,773                    $20,579
 4/30/2004                    $31,002                    $20,157
 5/31/2004                    $30,352                    $20,326
 6/30/2004                    $30,102                    $20,759


                                   Fiscal      One     Five    Ten     Since
                                Year-to-Date   Year    Year    Year   Inception*
--------------------------------------------------------------------------------
Janus Aspen Worldwide Growth
Portfolio - Institutional
Shares                            (3.20)%   12.56%   (3.13)%    9.93%   10.75%
--------------------------------------------------------------------------------
Janus Aspen Worldwide Growth
Portfolio - Service Shares        (3.31)%   12.31%   (3.47)%    9.67%   10.45%
--------------------------------------------------------------------------------
Janus Aspen Worldwide Growth
Portfolio - Service II Shares     (3.30)%   12.31%   (3.47)%    9.68%   10.45%
--------------------------------------------------------------------------------
Morgan Stanley Capital
International World Index(SM)      3.52%    24.00%   (1.70)%    7.13%    7.00%
--------------------------------------------------------------------------------

Data presented represents past performance, which is no guarantee of future results. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, current performance may be higher or lower than the performance shown. Call 1-800-525-1068 or visit www.janus.com for current month end performance.

See Notes to Schedule of Investments for index definitions.

Total return includes reinvestment of net dividends, distributions and capital gains. Net dividends reinvested are the dividends that remain to be reinvested after foreign tax obligations have been met. Such obligations vary from country to country. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Returns shown for Service and Service II Shares for periods prior to December 31, 1999 and December 31, 2001, respectively, are derived from the historical performance of Institutional Shares, adjusted to reflect the higher operating expenses of Service and Service II Shares.

These returns do not reflect the charges and expenses of any particular insurance product or qualified plan.

* The Portfolio's inception date - September 13, 1993

Portfolio Strategy
--------------------------------------------------------------------------------
To seek long-term growth of capital in a manner consistent with the preservation of capital primarily through investments in common stocks of foreign and domestic issuers. The Portfolio normally invests in issuers from at least five different countries, including the United States.

Portfolio Asset Mix - (% of Net Assets)
--------------------------------------------------------------------------------
[PIE CHART OMITTED]

Preferred Stock - Foreign - 0.4%
U.S. Government Agencies - 7.4%
Cash and Cash Equivalents - 9.8%
Common Stock - Domestic - 24.9%
Common Stock - Foreign - 57.5%

                                                           Number of Stocks: 122
                                                          Top 10 Equities: 23.8%


                                            Janus Aspen Series  June 30, 2004  1

Janus Aspen Worldwide Growth Portfolio
(unaudited)

Top 10 Equity Holdings - (% of Net Assets)
--------------------------------------------------------------------------------
                                              June 30, 2004    December 31, 2003
Standard and Poor's
  Depositary Receipts                             4.5%               --
Nasdaq-100 Index
  Tracking Stock                                  3.5%               --
Reliance Industries, Ltd.                         2.8%              2.6%
Tyco International, Ltd.
  (New York Shares)                               2.6%              2.8%
Walt Disney Co.                                   2.3%               --
Companhia Vale do Rio
  Doce (ADR)                                      1.8%              1.3%
British Sky Broadcasting
  Group PLC                                       1.7%              1.8%
Nestle S.A                                        1.6%               --
Diageo PLC                                        1.5%               --
UnitedHealth Group, Inc.                          1.5%              1.7%

Top Industries - Portfolio vs. Index (% of Net Assets)
--------------------------------------------------------------------------------

[BAR CHART OMITTED]

                                       Janus Aspen         Morgan Stanley
                                      Worldwide Growth   Capital International
                                        Portfolio          World(SM) Index
      Investment Companies                 8.0%                 0.0%
           Medical - Drugs                 6.4%                 6.4%
    Diversified Operations                 4.7%                 3.8%
                Multimedia                 4.6%                 1.6%
Oil Companies - Integrated                 4.4%                 5.7%


Top Countries - (% of Net Assets)
--------------------------------------------------------------------------------

[BAR CHART OMITTED]

 United States             24.9%
United Kingdom             12.2%
         Japan             10.8%
         India              4.5%
   Switzerland              4.4%

--------------------------------------------------------------------------------
See "Explanations of Charts, Tables and Financial Statements."

Effective July 1, 2004 Laurence Chang is no longer the co-manager of Janus Aspen Worldwide Growth Portfolio. Jason Yee is the portfolio manager of the Portfolio and Gregory Kolb is the assistant portfolio manager.

Foreign investing involves special risks such as currency fluctuations and political uncertainty.

The Portfolio may differ significantly from the securities held in the index. The index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio.

This Fund may have significant exposure to emerging markets which may lead to greater price volatility.

For Service II Shares, a redemption fee may be imposed on shares held for 60 days or less.


2  Janus Aspen Series  June 30, 2004

Shares or Principal Amount                                         Market Value
===============================================================================

Common Stock - 82.4%
Advertising Agencies - 0.5%
      1,208,930   Interpublic Group of Companies,
                  Inc.* ........................................$    16,598,609
Advertising Services - 0.8%
       2,779,493  WPP Group PLC** ..............................     28,227,404
Airlines - 0.1%
       1,264,262  easyJet PLC*,** ..............................      3,656,917
Apparel Manufacturers - 0.9%
       2,662,336  Burberry Group PLC** .........................     19,735,037
          54,534  Hermes International .........................     10,887,819
                                                                     30,622,856
Automotive - Cars and Light Trucks - 1.2%
       3,111,000  Nissan Motor Company, Ltd.** .................     34,584,090
         739,687  Tata Motors, Ltd .............................      6,116,998
                                                                     40,701,088
Automotive - Truck Parts and Equipment - Original - 0.7%
         599,100  Autoliv, Inc. (SDR) ..........................     25,012,372
Beverages - Wine and Spirits - 1.5%
       3,730,248  Diageo PLC** .................................     50,296,296
Brewery - 2.4%
         314,850  Anheuser-Busch Companies, Inc ................     17,001,900
         799,000  Asahi Breweries, Ltd.** ......................      8,809,027
       1,222,531  Heineken N.V .................................     40,174,401
       1,447,000  Kirin Brewery Company, Ltd.** ................     14,308,876
                                                                     80,294,204
Broadcast Services and Programming - 1.5%
         287,495  Clear Channel Communications, Inc ............     10,622,940
         881,004  Grupo Televisa S.A. (ADR) ....................     39,883,051
                                                                     50,505,991
Cable Television - 0.6%
         696,995  Comcast Corp. - Special Class A* .............     19,244,032
Chemicals - Diversified - 0.5%
         352,900  Nitto Denko Corp.** ..........................     18,046,850
Chemicals - Specialty - 0.8%
          41,385  Givaudan S.A.** ..............................     23,957,302
          58,898  Syngenta A.G.** ..............................      4,937,951
                                                                     28,895,253
Commercial Banks - 4.4%
       1,118,196  Anglo Irish Bank Corporation PLC .............     17,481,795
       1,475,000  Bangkok Bank Company, Ltd.* ..................      3,553,565
       2,085,800  Bangkok Bank Public Company, Ltd.
                  (NVDR)* ......................................      4,795,529
       3,262,000  DBS Group Holdings, Ltd ......................     27,270,922
          13,395  Erste Bank der Oesterreichischen
                  Sparkassen A.G ...............................      2,103,943
         819,895  Hana Bank ....................................     17,313,231
           4,263  Mitsubishi Tokyo Financial Group,
                  Inc.** .......................................     39,459,560
         451,148  Royal Bank of Scotland Group PLC** ...........     12,992,324
         323,048  UBS A.G.** ...................................     22,763,483
                                                                    147,734,352
Computers - Peripheral Equipment - 0.7%
       6,537,400  Hon Hai Precision Industry Company,
                  Ltd ..........................................     24,291,766
Cosmetics and Toiletries - 0.5%
         533,000  Kao Corp.** ..................................     12,846,905
         242,000  Shiseido Company, Ltd.** .....................      3,049,535
                                                                     15,896,440
Diversified Minerals - 2.4%
         281,342  BHP Billiton, Ltd ............................      2,455,672
      46,250,550  Caemi Mineracao e Metalurgica S.A ............     17,622,102
       1,252,030  Companhia Vale do Rio Doce (ADR)*,# ..........     59,534,026
                                                                     79,611,800
Diversified Operations - 4.7%
         313,575  Louis Vuitton Moet Hennessy S.A.# ............     22,680,793
       3,666,603  Smiths Group PLC** ...........................     49,637,628
       2,647,270  Tyco International, Ltd. (New York Shares) ...     87,730,527
                                                                    160,048,948
Drug Delivery Systems - 0.5%
         613,573  Hospira, Inc.* ...............................     16,934,615
E-Commerce/Services - 0.3%
         368,625  InterActiveCorp*,# ...........................     11,110,358
Electric - Integrated - 0.2%
         191,457  Reliance Energy, Ltd. (GDR)* .................      6,988,181
Electric Products - Miscellaneous - 1.3%
         109,315  Samsung Electronics Company, Ltd .............     45,126,140
Electronic Components - Miscellaneous - 1.8%
       1,502,413  Koninklijke (Royal) Philips Electronics N.V ..     40,451,599
         141,135  Koninklijke (Royal) Philips Electronics N.V.
                  (New York Shares)# ...........................      3,838,872
         786,200  Omron Corp.** ................................     18,409,394
                                                                     62,699,865
Electronic Components - Semiconductors - 0.1%
       5,109,000 Chartered Semiconductor Manufacturing, Ltd.* . 4,152,573 Electronic Connectors - 0.2%
          58,000  Hirose Electric Company, Ltd.** ..............      6,373,276
Finance - Consumer Loans - 0.4%
           8,510  Acom Company, Ltd.** .........................        552,957
         177,000  Promise Company, Ltd.** ......................     11,809,192
                                                                     12,362,149
Finance - Investment Bankers/Brokers - 3.0%
       1,075,560  Citigroup, Inc ...............................     50,016,590
         892,005  J.P. Morgan Chase & Co .......................     34,583,034
       1,244,000  Nomura Holdings, Inc.** ......................     18,412,317
                                                                    103,011,941
Finance - Mortgage Loan Banker - 1.4%
         549,655  Freddie Mac ..................................     34,793,162
       1,023,809  Housing Development Finance
                  Corporation, Ltd .............................     11,516,320
                                                                     46,309,482
Food - Catering - 1.1%
       5,906,603  Compass Group PLC** ..........................     36,044,597
Food - Diversified - 3.2%
         752,664  Cadbury Schweppes PLC** ......................      6,493,775
         118,365  Koninklijke Numico N.V.* .....................      3,803,266
         474,810  Kraft Foods, Inc. - Class A ..................     15,041,981
         197,557  Nestle S.A.** ................................     52,686,072
         426,471  Unilever N.V .................................     29,108,332
                                                                    107,133,426
Gas - Distribution - 0.4%
       3,729,000  Tokyo Gas Company, Ltd.** ....................     13,225,707
Human Resources - 0.4%
         878,487  Vedior N.V ...................................     12,804,337

See Notes to Schedule of Investments and Financial Statements.


                                            Janus Aspen Series  June 30, 2004  3

Janus Aspen Worldwide Growth Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
===============================================================================
Investment Companies - 8.0%
       3,182,160  Nasdaq-100 Index Tracking Stock*,# ...........$   120,126,540
       1,320,720  Standard and Poor's Depositary Receipts ......    151,222,439
                                                                    271,348,979
Machinery - Electrical - 0.1%
          32,589  Schneider Electric S.A .......................      2,224,328
Machinery - General Industrial - 0.2%
         183,936  MAN A.G ......................................      6,735,940
Medical - Biomedical and Genetic - 0.3%
         189,080  Amgen, Inc.* .................................     10,318,096
Medical - Drugs - 6.4%
         571,045  Abbott Laboratories ..........................     23,275,794
         447,514  Altana A.G ...................................     26,951,117
         146,451  Aventis S.A.# ................................     11,056,027
         771,100  Chugai Pharmaceutical Company, Ltd.** ........     12,098,458
       1,596,634  GlaxoSmithKline PLC** ........................     32,313,714
         442,542  Roche Holding A.G.** .........................     43,816,039
         519,500  Sankyo Company, Ltd.** .......................     11,259,841
         340,573  Sanofi-Synthelabo S.A ........................     21,588,024
         763,700  Takeda Chemical Industries, Ltd.** ...........     33,525,390
                                                                    215,884,404
Medical - HMO - 3.0%
         554,025  Anthem, Inc.*,# ..............................     49,618,479
         806,685  UnitedHealth Group, Inc ......................     50,216,141
                                                                     99,834,620
Medical - Hospitals - 0.5%
         790,475  Health Management Associates, Inc. - Class A .     17,722,450
Metal - Diversified - 0.3%
         123,202  MMC Norilsk Nickel (ADR)# ....................      6,751,469
         441,734  Vedanta Resources PLC*,** ....................      2,305,120
                                                                      9,056,589
Money Center Banks - 0.8%
       4,917,083  ICICI Bank, Ltd ..............................     26,138,882
Multimedia - 4.4%
         864,791  News Corporation, Ltd ........................      7,638,624
       2,335,400  Time Warner, Inc.* ...........................     41,056,332
         698,620  Vivendi Universal S.A.* ......................     19,379,422
       3,119,390  Walt Disney Co ...............................     79,513,251
                                                                    147,587,629
Office Automation and Equipment - 1.0%
         651,000  Canon, Inc.** ................................     34,305,549
Oil Companies - Exploration and Production - 1.4%
         489,962  Canadian Natural Resources, Ltd ..............     14,635,822
         362,981  EnCana Corp ..................................     15,599,452
             302  Oil and Natural Gas Corporation, Ltd .........          4,134
         799,407  Talisman Energy, Inc .........................     17,350,546
                                                                     47,589,954
Oil Companies - Integrated - 4.4%
       3,760,734  BP PLC** .....................................     33,213,825
      61,226,000  China Petroleum and Chemical Corp ............     22,371,612
         104,060  Petroleo Brasileiro S.A. (ADR) ...............      2,622,312
         524,115  Petroleo Brasileiro S.A. (ADR)# ..............     14,711,908
       3,405,420  PTT Public Company, Ltd.@,++ .................     12,827,068
       1,166,880  Suncor Energy, Inc ...........................     29,599,544
         173,923  Total S.A. - Class B .........................     33,158,201
                                                                    148,504,470
Paper and Related Products - 0.1%
         114,620  Aracruz Celulose S.A. (ADR) ..................      3,743,489
Petrochemicals - 3.2%
         265,310  LG Chem, Ltd .................................      8,977,604
         338,560  LG Petrochemical Company, Ltd ................      6,782,920
      10,040,626  Reliance Industries, Ltd .....................     93,821,706
                                                                    109,582,230
Property and Casualty Insurance - 1.0%
             786  Millea Holdings, Inc.** ......................     11,669,523
       2,018,000  Mitsui Sumitomo Insurance Company, Ltd.** ....     18,956,606
         422,000  Sompo Japan Insurance, Inc.** ................      4,312,239
                                                                     34,938,368
Publishing - Books - 0.9%
       3,084,444  Reed Elsevier PLC** ..........................     29,981,890
Real Estate Management/Services - 0.2%
         529,000  Mitsubishi Estate Company, Ltd.** ............      6,564,322
Reinsurance - 0.8%
           4,687  Berkshire Hathaway, Inc. - Class B* ..........     13,850,085
         411,983  Hannover Rueckversicherung A.G ...............     13,809,115
                                                                     27,659,200
Retail - Discount - 0.9%
          21,425  Shinsegae Company, Ltd .......................      5,154,608
       8,502,000  Wal-Mart de Mexico S.A. de C.V ...............     25,211,862
                                                                     30,366,470
Soap and Cleaning Preparations - 0.9%
       1,106,165  Reckitt Benckiser PLC** ......................     31,314,115
Steel - Producers - 0.6%
         150,820  POSCO ........................................     19,448,014
Super-Regional Banks - 0.4%
         266,930  Bank One Corp ................................     13,613,430
Telecommunication Services - 0.5%
         707,150  Amdocs, Ltd. (New York Shares)*,** ...........     16,568,525
Telephone - Integrated - 0.6%
           3,660  Nippon Telegraph & Telephone Corp.** .........     19,555,332
Television - 1.7%
       5,159,362  British Sky Broadcasting Group PLC** .........     58,197,416
Tobacco - 0.5%
         480,945  ITC, Ltd .....................................      9,288,332
           1,114  Japan Tobacco, Inc.** ........................      8,657,582
                                                                     17,945,914
Toys - 0.8%
       1,220,760  Mattel, Inc ..................................     22,278,870
          30,400  Nintendo Company, Ltd.** .....................      3,524,334
                                                                     25,803,204
--------------------------------------------------------------------------------
Total Common Stock (cost $2,499,677,858) .......................  2,786,495,634
--------------------------------------------------------------------------------
Preferred Stock - 0.4%
Multimedia - 0.2%
         247,305  News Corporation,Ltd. (ADR) ..................      8,131,388
Soap and Cleaning Preparations - 0.2%
          58,579  Henkel KGaA ..................................      5,003,156
--------------------------------------------------------------------------------
Total Preferred Stock (cost $13,239,938) .......................     13,134,544
--------------------------------------------------------------------------------

See Notes to Schedule of Investments and Financial Statements.


4  Janus Aspen Series  June 30, 2004

Shares or Principal Amount                                         Market Value
-------------------------------------------------------------------------------
U.S. Government Agencies - 7.4% Federal Home Loan Bank:
   $ 50,000,000   1.16%, 7/16/04 ...............................$    49,975,729
    100,000,000   1.21%, 7/23/04 ...............................     99,926,056
                Fannie Mae:
     25,000,000   1.22%, 7/12/04 ...............................     24,990,681
     25,000,000   1.22%, 7/13/04 ...............................     24,989,833
     25,000,000   1.22%, 7/14/04 ...............................     24,988,986
     25,000,000   1.22%, 7/15/04 ...............................     24,988,139
--------------------------------------------------------------------------------
Total U.S. Government Agencies (amortized cost $249,859,424) ...    249,859,424
--------------------------------------------------------------------------------
Other Securities - 3.7%
                State Street Navigator Securities Lending
    125,320,437   Prime Portfolio+ (cost $125,320,437) .........    125,320,437
--------------------------------------------------------------------------------
Repurchase Agreement - 4.4%
    149,300,000 Citigroup Global Markets, Inc., 1.55%
                  dated 6/30/04, maturing 7/1/04
                  to be repurchased at $149,306,428
                  collateralized by $389,270,719
                  in U.S. Government Agencies
                  0% - 13.526%, 10/25/08 - 5/25/34
                  with a value of $152,286,000
                  (cost $149,300,000) ..........................    149,300,000
--------------------------------------------------------------------------------
Time Deposit - 4.9%
                Fifth Third Bank, ETD
    165,100,000   1.3125%, 7/1/04 (cost $165,100,000) ..........    165,100,000
--------------------------------------------------------------------------------
Total Investments (total cost $3,202,497,657) - 103.2% .........  3,489,210,039
--------------------------------------------------------------------------------
Liabilities, net of Cash, Receivables and Other Assets - (3.2)%.   (107,135,448)
--------------------------------------------------------------------------------
Net Assets - 100% ..............................................$ 3,382,074,591
--------------------------------------------------------------------------------


Summary of Investments by Country, June 30, 2004

                                         % of Investment
Country                   Market Value        Securities
--------------------------------------------------------
Australia               $   18,225,684              0.5%
Austria                      2,103,943              0.1%
Bermuda                     87,730,527              2.5%
Brazil                      98,233,837              2.8%
Canada                      77,185,364              2.2%
China                       22,371,612              0.7%
France                     120,974,614              3.5%
Germany                     52,499,328              1.5%
India                      153,874,553              4.4%
Ireland                     17,481,795              0.5%
Japan                      364,316,862             10.4%
Mexico                      65,094,913              1.9%
Netherlands                130,180,807              3.7%
Russia                       6,751,469              0.2%
Singapore                   31,423,495              0.9%
South Korea                102,802,517              3.0%
Switzerland                148,160,847              4.2%
Taiwan                      24,291,766              0.7%
Thailand                    21,176,162              0.6%
United Kingdom             410,978,583             11.8%
United States++          1,533,351,361             43.9%
--------------------------------------------------------
Total                   $3,489,210,039            100.0%

++ Includes Short-Term Securities (24.2% excluding Short-Term Securities)

Forward Currency Contracts, Open at June 30, 2004

Currency Sold and                    Currency         Currency       Unrealized
Settlement Date                    Units Sold  Value in $ U.S.       Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 10/15/04             14,000,000    $  25,148,428    $    (494,428)
Japanese Yen 9/27/04            4,000,000,000       36,815,113          234,617
Swiss Franc 9/27/04                14,900,000       11,932,585         (104,841)
Swiss Franc 10/15/04                6,800,000        5,449,082         (210,253)
--------------------------------------------------------------------------------
Total                                            $  79,345,208    $    (574,905)

See Notes to Schedule of Investments and Financial Statements.


                                            Janus Aspen Series  June 30, 2004  5

Statement of Assets and Liabilities


                                                                      Janus
                                                                      Aspen
                                                                    Worldwide
As of June 30, 2004 (unaudited)                                      Growth
(all numbers in thousands except net asset value per share)         Portfolio
--------------------------------------------------------------------------------
Assets:
  Investments at cost(1)                                           $3,202,498
  Investments at value (1)                                         $3,489,210
    Receivables:
       Investments sold                                               299,425
       Portfolio shares sold                                              717
       Dividends                                                        9,061
       Interest                                                            69
    Other assets                                                            8
 Forward currency contracts                                               235
--------------------------------------------------------------------------------
Total Assets                                                        3,798,725
--------------------------------------------------------------------------------
Liabilities:
    Payables:
       Due to custodian                                                 2,660
       Securities loaned (Note 1)                                     125,320
       Investments purchased                                          282,295
       Portfolio shares repurchased                                     3,070
       Advisory fees                                                    1,817
       Transfer agent fees and expenses                                    30
       Distribution fees - Service Shares                                  47
       Foreign tax liability                                              288
    Accrued expenses                                                      313
 Forward currency contracts                                               810
--------------------------------------------------------------------------------
Total Liabilities                                                     416,650
Net Assets                                                         $3,382,075
--------------------------------------------------------------------------------
Net Assets Consist of:
  Capital (par value and paid-in surplus)*                         $5,283,777
  Undistributed net investment income/(loss)*                           4,759
  Undistributed net realized gain/(loss) from investments
   and foreign currency transactions*                              (2,192,223)
  Unrealized appreciation/(depreciation) of investments
   and foreign currency translations                                  285,762(2)
--------------------------------------------------------------------------------
Total Net Assets                                                   $3,382,075
--------------------------------------------------------------------------------
Net Assets - Institutional Shares                                  $3,153,447
  Shares Outstanding, $0.001 Par Value
   (unlimited shares authorized)                                      126,777
--------------------------------------------------------------------------------
  Net Asset Value Per Share                                        $    24.87
--------------------------------------------------------------------------------
Net Assets - Service Shares                                        $  228,619
  Shares Outstanding, $0.001 Par Value
  (unlimited shares authorized)                                         9,233
--------------------------------------------------------------------------------
  Net Asset Value Per Share                                        $    24.76
--------------------------------------------------------------------------------
Net Assets - Service II Shares**                                   $    8,886
  Shares Outstanding, $0.001 Par Value
  (unlimited shares authorized)**                                         358
--------------------------------------------------------------------------------
  Net Asset Value Per Share                                        $    24.85
--------------------------------------------------------------------------------

*     See Note 3 in Notes to Financial Statements.
** Net Assets - Service II Shares and Shares Outstanding are not in thousands.
(1) Investments at cost and value include $123,423,573 of securities loaned for Janus Aspen Worldwide Growth Portfolio (Note 1).
(2) Net of foreign taxes on investments of $287,897 for Janus Aspen Worldwide Growth Portfolio.

See Notes to Financial Statements.


6  Janus Aspen Series  June 30, 2004

Statement of Operations

                                                                 Janus Aspen
                                                                  Worldwide
For the six month period ended June 30, 2004 (unaudited)           Growth
(all numbers in thousands)                                        Portfolio
--------------------------------------------------------------------------------
Investment Income:
   Interest                                                        $     624
   Securities lending income                                             415
   Dividends                                                          37,035
   Foreign tax withheld                                               (3,824)
--------------------------------------------------------------------------------
Total Investment Income                                               34,250
--------------------------------------------------------------------------------
Expenses:
   Advisory fees                                                      12,307
   Transfer agent fees and expenses                                        5
   Registration fees                                                      30
   Custodian fees                                                        398
   Audit fees                                                             14
   Trustees' fees and expenses                                            33
   Distribution fees - Service Shares                                    299
   Distribution fees - Service II Shares                                  --
   Other expenses                                                         70
--------------------------------------------------------------------------------
Total Expenses                                                        13,156
Expense and Fee Offsets                                                  (20)
Net Expenses                                                          13,136
Net Investment Income/(Loss)                                          21,114
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments:
   Net realized gain/(loss) from securities transactions             315,047
   Net realized gain/(loss) from foreign currency transactions          (870)
   Change in net unrealized appreciation/(depreciation)
     of investments and foreign currency translations               (443,020)(1)
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments              (128,843)
Net Increase/(Decrease) in Net Assets Resulting from Operations    $(107,729)
--------------------------------------------------------------------------------

(1) Net of foreign taxes on investments of $287,897 for Janus Aspen Worldwide Growth Portfolio.

See Notes to Financial Statements.


                                            Janus Aspen Series  June 30, 2004  7

Statement of Changes in Net Assets

                                                                            Janus Aspen
For the six month period ended June 30, 2004 (unaudited)                  Worldwide Growth
and for the fiscal year ended December 31, 2003                              Portfolio
(all numbers in thousands)                                               2004           2003
---------------------------------------------------------------------------------------------
Operations:
  Net investment income/(loss)                                    $    21,114    $    41,191
  Net realized gain/(loss) from investment
   and foreign currency transactions                                  314,177       (157,266)
  Change in unrealized net appreciation/(depreciation)
   of investments and foreign currency translations                  (443,020)       964,167
---------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations      (107,729)       848,092
---------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
  Net investment income*
     Institutional Shares                                             (15,534)       (40,367)
     Service Shares                                                      (829)        (1,749)
     Service II Shares                                                     --             --
  Net realized gain from investment transactions*
     Institutional Shares                                                  --             --
     Service Shares                                                        --             --
     Service II Shares                                                     --             --
  Return of Capital*
     Institutional Shares                                                  --           (310)
     Service Shares                                                        --            (17)
     Service II Shares                                                     --             --
---------------------------------------------------------------------------------------------
Net Decrease from Dividends and Distributions                         (16,363)       (42,443)
---------------------------------------------------------------------------------------------
Capital Share Transactions:
  Shares sold
     Institutional Shares                                              82,072      1,017,048
     Service Shares                                                    34,613        320,802
     Service II Shares                                                     --             --
  Redemption fees
     Service II Shares                                                     --             --
  Reinvested dividends and distributions
     Institutional Shares                                              15,534         40,677
     Service Shares                                                       829          1,766
     Service II Shares                                                     --             --
  Shares repurchased(1)
     Institutional Shares                                            (572,630)    (1,797,311)
     Service Shares                                                   (35,013)      (323,329)
     Service II Shares                                                     --             --
---------------------------------------------------------------------------------------------
Net Increase/(Decrease) from Capital Share Transactions              (474,595)      (740,347)
---------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                                (598,687)        65,302
Net Assets:
  Beginning of period                                               3,980,762      3,915,460
---------------------------------------------------------------------------------------------
  End of period                                                   $ 3,382,075    $ 3,980,762
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
Undistributed net investment income/(loss)*                       $     4,759    $         8
---------------------------------------------------------------------------------------------

Purchases and Sales of Investment Securities: (excluding
 short-term securities)
  Purchases of securities                                         $ 2,811,566    $ 4,641,126
  Proceeds from sales of securities                                 3,676,992      5,398,580
  Purchases of long-term U.S. Government obligations                       --             --
  Proceeds from sales of long-term U.S. Government obligations             --             --

*     See Note 3 in Notes to Financial Statements.
(1) During the fiscal year ended December 31, 2003, the Janus Aspen Worldwide Growth Portfolio disbursed to a redeeming shareholder portfolio securities and cash valued at $96,993,577 on the date of redemption.

See Notes to Financial Statements.


8  Janus Aspen Series  June 30, 2004

Financial Highlights

Institutional Shares
For a share outstanding during the
six month period ended June 30, 2004
(unaudited) and through each fiscal                                       Janus Aspen Worldwide Growth Portfolio
year ended December 31                            2004           2003           2002           2001           2000           1999
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $    25.82     $    21.05     $    28.54     $    36.98     $    47.75     $    29.09
-----------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                     .16            .86            .23            .24            .11            .07
  Net gain/(loss) on securities (both
    realized and unrealized)                      (.99)          4.16          (7.50)         (8.53)         (7.03)         18.65
-----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                  (.83)          5.02          (7.27)         (8.29)         (6.92)         18.72
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*         (.12)          (.25)          (.22)          (.15)          (.19)          (.06)
  Distributions (from capital gains)*               --             --             --             --          (3.52)            --
  Tax return of capital*                            --             --(1)          --             --           (.14)            --
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                               (.12)          (.25)          (.22)          (.15)         (3.85)          (.06)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $    24.87     $    25.82     $    21.05     $    28.54     $    36.98     $    47.75
-----------------------------------------------------------------------------------------------------------------------------------
Total Return**                                   (3.20)%        23.99%        (25.50)%       (22.44)%       (15.67)%        64.45%
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)    $3,153,447     $3,743,762     $3,722,823     $5,707,728     $7,704,163     $6,496,773
Average Net Assets for the Period
 (in thousands)                             $3,567,419     $3,672,695     $4,703,406     $6,387,010     $8,255,166     $3,862,773
Ratio of Gross Expenses to Average Net
 Assets*** (2)                                    0.68%          0.71%          0.70%          0.69%          0.69%          0.71%
Ratio of Net Expenses to Average Net
 Assets*** (2)                                    0.68%          0.71%          0.70%          0.69%          0.69%          0.71%
Ratio of Net Investment Income/(Loss) to
 Average Net Assets***                            1.13%          3.55%          0.88%          0.78%          0.52%          0.20%
Portfolio Turnover Rate***                         157%           126%            73%            82%            66%            67%


Service Shares
For a share outstanding during the
six month period ended June 30, 2004 (unaudited)                        Janus Aspen Worldwide Growth Portfolio
and through each fiscal year ended December 31               2004           2003           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $    25.70     $    20.95     $    28.38     $    36.77     $    47.49
------------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                .12            .31            .14            .17           (.07)
  Net gain/(loss) on securities (both realized and
   unrealized)                                               (.97)          4.63          (7.43)         (8.48)         (6.97)
------------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                             (.85)          4.94          (7.29)         (8.31)         (7.04)
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*                    (.09)          (.19)          (.14)          (.08)          (.02)
  Distributions (from capital gains)*                          --             --             --             --          (3.52)
  Tax return of capital*                                       --             --(1)          --             --           (.14)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                          (.09)          (.19)          (.14)          (.08)         (3.68)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $    24.76     $    25.70     $    20.95     $    28.38     $    36.77
------------------------------------------------------------------------------------------------------------------------------------
Total Return**                                              (3.31)%        23.68%        (25.71)%       (22.62)%       (15.99)%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)               $  228,619     $  236,991     $  192,629     $  171,392     $   71,757
Average Net Assets for the Period (in thousands)       $  240,225     $  207,451     $  188,639     $  119,429     $   22,158
Ratio of Gross Expenses to Average Net Assets*** (2)         0.93%          0.96%          0.95%          0.94%          0.95%
Ratio of Net Expenses to Average Net Assets*** (2)           0.93%          0.96%          0.95%          0.94%          0.94%
Ratio of Net Investment Income/(Loss) to Average
 Net Assets***                                               0.90%          1.44%          0.64%          0.47%          0.29%
Portfolio Turnover Rate***                                    157%           126%            73%            82%            66%

*     See Note 3 in Notes to Financial Statements.
**    Total return not annualized for periods of less than one full year.
***   Annualized for periods of less than one full year.
(1) Tax return of capital aggregated less than $.01 on a per share basis for the fiscal year ended December 31, 2003.
(2)   See Note 5 in Notes to Financial Statements.

See Notes to Financial Statements.


                                            Janus Aspen Series  June 30, 2004  9

Service II Shares
For a share outstanding during the                                Janus Aspen
six month period ended June 30, 2004 (unaudited)          Worldwide Growth Portfolio
and through each fiscal year ended December 31            2004        2003        2002
----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $ 25.79     $ 21.02     $ 28.49
----------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                             .12         .17         .15
  Net gain/(loss) on securities (both realized and
   unrealized)                                            (.97)       4.79       (7.47)
----------------------------------------------------------------------------------------
Total from Investment Operations                          (.85)       4.96       (7.32)
----------------------------------------------------------------------------------------
Distributions and Other:
  Dividends (from net investment income)*                 (.09)       (.19)       (.15)
  Distributions (from capital gains)*                       --          --          --
  Tax return of capital*                                    --          --(1)       --
  Redemption fees                                           --          --          --
----------------------------------------------------------------------------------------
Total Distributions and Other                             (.09)       (.19)        .15
----------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $ 24.85     $ 25.79     $ 21.02
----------------------------------------------------------------------------------------
Total Return**                                           (3.30)%     23.70%     (25.71)%
----------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)               $     9     $     9     $     7
Average Net Assets for the Period (in thousands)       $     9     $     8     $     9
Ratio of Gross Expenses to Average Net Assets*** (2)      0.94%       0.96%       0.95%
Ratio of Net Expenses to Average Net Assets*** (2)        0.94%       0.96%       0.95%
Ratio of Net Investment Income/(Loss) to Average Net
 Assets***                                                 0.90%       0.80%       0.64%
Portfolio Turnover Rate***                                 157%        126%         73%

*     See Note 3 in Notes to Financial Statements.
**    Total return not annualized for periods of less than one full year.
***   Annualized for periods of less than one full year.
(1) Tax return of capital aggregated less than $.01 on a per share basis for the fiscal year ended December 31, 2003.
(2)   See Note 5 in Notes to Financial Statements.


10  Janus Aspen Series  June 30, 2004

Notes to Schedule of Investments (unaudited)

Morgan Stanley Capital          Is a market capitalization
International World Index(SM)   weighted index composed of companies
                                representative of the market structure of 23
                                Developed Market countries in North America,
                                Europe and the Asia/Pacific Region.

144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR                             American Depositary Receipt

GDR                             Global Depositary Receipt

New York Shares                 Securities of foreign companies trading on the
                                New York Stock Exchange

NVDR                            Non-Voting Depositary Receipt

PLC                             Public Limited Company

SDR                             Swedish Depositary Receipt

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts and/or forward currency contracts.

@     Security is illiquid.

# Loaned security, a portion or all of the security is on loan at June 30, 2004.

+ The security is purchased with the cash collateral received from securities on loan (Note 1).

++    Fair valued security.

Repurchase Agreements held by a fund are fully collateralized, and such collateral is in the possession of a fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.


                                           Janus Aspen Series  June 30, 2004  11

Notes to Financial Statements (unaudited)

The following section describes organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout this report. In addition, the Notes to Financial Statements explain the methods used in preparing and presenting this report.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Janus Aspen Worldwide Growth Portfolio (the "Portfolio") is a series fund. The Portfolio is part of Janus Aspen Series (the "Trust"), which was organized as a Delaware Trust (now called a Delaware statutory trust) on May 20, 1993 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Trust offers seventeen portfolios or series of shares with differing investment objectives and policies. The Portfolio invests primarily in equity securities. The Portfolio is classified as diversified, as defined in the 1940 Act. The Portfolio is a no-load investment.

The Portfolio currently offers three classes of shares: Institutional Shares, Service Shares and Service II Shares. Each class is issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance contracts (collectively "variable insurance contracts"), as well as certain qualified retirement plans.

The following accounting policies have been consistently followed by the Trust and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

Investment Valuation

Securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers making a market for such securities or by a pricing service approved by the Portfolio's Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Currently, foreign securities and currencies are converted to U.S. dollars using the applicable rate in effect as of 1:00 p.m. (New York time). It is anticipated that sometime during the third calendar quarter, the conversion to U.S. dollars will use the applicable rate in effect as of the close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or are deemed not to be reliable because events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the closing of the NYSE, then their fair value is determined in good faith under procedures established by and under the supervision of the Portfolio's Trustees. The Portfolio may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of the foreign exchanges and the close of the NYSE.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both unrealized and realized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Securities Lending

Under procedures adopted by the Trustees, the Portfolio may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Portfolio may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, such loans will only be made if Janus Capital Management LLC ("Janus Capital") believes the benefit from granting such loans justifies the risk. The Portfolio will not have the right to vote on securities while they are being lent, however, the Portfolio will attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which consists of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit and such other collateral permitted by the Securities and Exchange Commission ("SEC"). The lending agent may also invest the cash collateral in the State Street Navigator Securities Lending Prime Portfolio or investments in unaffiliated money market funds or accounts that comply with Rule 2a-7 of the 1940 Act relating to money market funds and mutually agreed to by the Portfolio and the lending agent.

As of June 30, 2004, the Portfolio had on loan securities as indicated:

                                                                    Value at
Portfolio                                                        June 30, 2004
--------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                            $123,423,573
--------------------------------------------------------------------------------


12  Janus Aspen Series  June 30, 2004

As of June 30, 2004, the Portfolio received cash collateral in accordance with securities lending activity as indicated:

                                                             Cash Collateral at
Portfolio                                                      June 30, 2004
--------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                          $125,320,437
--------------------------------------------------------------------------------

As of June 30, 2004, all cash collateral received by the Portfolio was invested in the State Street Navigator Securities Lending Prime Portfolio.

The borrower pays fees at the Portfolio's direction to its lending agent. The lending agent may retain a portion of the interest earned. The cash collateral invested by the lending agent is disclosed in the Schedule of Investments. The lending fees and the Portfolio's portion of the interest income earned on cash collateral is included on the Statement of Operations.

Forward Currency Transactions

The Portfolio may enter into forward currency contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sales commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions on the Statement of Operations.

Forward currency contracts held by the Portfolio are fully collateralized by other securities, which are denoted (if applicable) in the accompanying Schedule of Investments. Such collateral is in the possession of the Portfolio's custodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Foreign Currency Translations

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies.

The payables and receivables are generally related to security transactions and income.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

When-issued Securities

The Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolio is required to hold liquid assets as collateral with the Portfolio's custodian sufficient to cover the purchase price.

Initial Public Offerings

The Portfolio may invest in initial public offerings ("IPOs"). The Portfolio's performance may be significantly affected, positively or negatively, by investments in IPOs. IPOs and other investment techniques may have a magnified performance impact on a portfolio with a small asset base. The Portfolio may not experience similar performance as its assets grow.

Restricted Security Transactions

Restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolio to sell a security at a fair price and may substantially delay the sale of the security which the Portfolio seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Dividend Distributions

The Portfolio generally makes semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains, if any. The majority of dividends and capital gains distributions from the Portfolio will be automatically reinvested into additional shares of the Portfolio.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and


                                           Janus Aspen Series  June 30, 2004  13
assumptions that affect the reported amount of assets and liabilities and disclosure of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements as the Portfolio intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

Proxy Voting

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to their portfolio securities is available (i) without charge, upon request, by calling 1-800-525-1068 (toll free); (ii) on the Portfolio's website at www.janus.com; and (iii) on the SEC's website at http://www.sec.gov.

Starting in August 2004, the Portfolio's proxy voting record for the one-year period ending each June 30th will be available through www.janus.com and from the SEC through the SEC's website at http://www.sec.gov.

2. INVESTMENT ADVISORY AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

Janus Capital is the investment adviser to the Portfolio. The Portfolio was subject to advisory fees payable to Janus Capital based upon an annual rate of 0.65% of average daily net assets. Effective July 1, 2004, the advisory fee annual rate was reduced from 0.65% to 0.60% of average daily net assets. The advisory fee is calculated daily and paid monthly.

Janus Services LLC, a wholly-owned subsidiary of Janus Capital, receives certain out-of-pocket expenses for transfer agent services.

Certain officers and trustees of the Portfolio may also be officers and/or directors of Janus Capital; however, such officers and trustees receive no compensation from the Portfolio.

Janus Distributors LLC, a wholly-owned subsidiary of Janus Capital, is a distributor of the Portfolio. Service and Service II Shares have each adopted a Distribution and Shareholder Servicing Plan (the "Plans") pursuant to Rule 12b-1 under The 1940 Act. The Plans authorize payments by the Portfolio in connection with the distribution of Service and Service II Shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of Service and Service II Shares' average daily net assets.

A 1.00% redemption fee may be imposed on Service II Shares of the Portfolio held for 60 days or less. The redemption fee is designed to offset transaction costs and other expenses associated with short-term redemptions. This fee is paid to the Portfolio rather than Janus Capital, and is designed to deter excessive short-term trading and to offset the brokerage commissions, market impact, and other costs associated with changes in the Portfolio's asset level and cash flow due to short-term money movements in and out of the Portfolio. The redemption fee is accounted for as an addition to Paid-in-Capital. No redemption fees were received by the Portfolio - Service II Shares during the six month period ended June 30, 2004.

The Portfolio's expenses may be reduced by voluntary brokerage credits from affiliated or unaffiliated brokers or expense offsets from an unaffiliated custodian. Such credits or offsets are included in Expense and Fee Offsets on the Statement of Operations. Brokerage commissions paid to the brokers reduce Transfer Agent Fees and Expenses. Custodian credits reduce Custodian Fees. The Portfolio could have employed the assets used by the broker and/or custodian to produce income if it had not entered into an expense offset arrangement.

DST Systems, Inc. ("DST"), an affiliate prior to June 16, 2004 of Janus Capital Group Inc. ("JCGI"), parent to the Portfolio's adviser, provides a shareholder accounting system to the Portfolio for a fee. As of December 1, 2003, following a share exchange transaction in which JCGI exchanged 32.3 million shares of its holdings of DST common stock for all of the stock of a wholly-owned subsidiary of DST, JCGI owned approximately 9% of the outstanding common shares of DST. As of June 16, 2004, JCGI sold its remaining shares of common stock of DST. As a result, JCGI does not own any shares of DST common stock. DST fees are included in Transfer Agent Fees and Expenses on the Statement of Operations. Brokerage commissions paid to DST Securities, Inc. serve to reduce Transfer Agent Fees and Expenses. Brokerage commissions paid, fees reduced and the net fees paid to DST for the six month period ended June 30, 2004 are noted below.

                                              DST Securities, Inc.    Portfolio Expense      DST Systems
Portfolio                                       Commissions Paid          Reduction             Costs
========================================================================================================
Janus Aspen Worldwide Growth Portfolio               $2,785               $2,089               $2,979
--------------------------------------------------------------------------------------------------------


14  Janus Aspen Series  June 30, 2004

3. FEDERAL INCOME TAX

Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales, foreign currency transactions, net operating losses and capital loss carryovers.

The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers as of December 31, 2003 that may be available to offset future realized capital gains and thereby reduce future taxable gain distributions. These carryovers expire between December 31, 2008 and December 31, 2011.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as of June 30, 2004 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/(depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

                                    Accumulated         Federal Tax         Unrealized           Unrealized        Net Appreciation
Portfolio                         Capital Losses           Cost            Appreciation        (Depreciation)      /(Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth     $(2,481,553,672)     $ 3,220,127,198     $   322,228,346     $   (53,145,505)     $   269,082,841
  Portfolio
------------------------------------------------------------------------------------------------------------------------------------

4. EXPENSES

Expenses are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

The Portfolio bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated pro rata to the Portfolio.

5. EXPENSE RATIOS

Listed below are the gross expense ratios for the Portfolio, absent the waiver of certain fees and offsets.

For the six month
period ended
June 30, 2004
(unaudited)
and for each fiscal
year ended                                                                                               Service II
December 31                     Institutional Shares                      Service Shares                   Shares
Portfolio            2004    2003   2002   2001   2000   1999  | 2004   2003   2002   2001   2000  | 2004   2003   2002
===============================================================|===================================|=======================
Janus Aspen                                                    |                                   |
Worldwide Growth                                               |                                   |
Portfolio            0.68%   0.71%  0.70%  0.69%  0.69%  0.71% | 0.93%  0.96%  0.95%  0.94%  0.95% | 0.94%  0.96%  0.95%
---------------------------------------------------------------|-----------------------------------------------------------


                                           Janus Aspen Series  June 30, 2004  15

6. CAPITAL SHARE TRANSACTIONS
                                                                Janus Aspen
 For the six month period ended June 30, 2004 (unaudited)     Worldwide Growth
 and the fiscal year ended December 31, 2003                     Portfolio
 (all numbers in thousands)                                  2004         2003
--------------------------------------------------------------------------------
Transactions in Portfolio Shares - Institutional Shares
  Shares sold                                                  3,122     47,212
  Reinvested dividends and distributions                         625      1,765
--------------------------------------------------------------------------------
Total                                                          3,747     48,977
--------------------------------------------------------------------------------
  Shares Repurchased                                         (21,988)   (80,830)
Net Increase/(Decrease) in Portfolio Shares                  (18,241)   (31,853)
Shares Outstanding, Beginning of Period                      145,018    176,871
--------------------------------------------------------------------------------
Shares Outstanding, End of Period                            126,777    145,018
--------------------------------------------------------------------------------
Transactions in Portfolio Shares - Service Shares
  Shares sold                                                  1,322     15,173
  Reinvested dividends and distributions                          34         77
--------------------------------------------------------------------------------
Total                                                          1,356     15,250
--------------------------------------------------------------------------------
  Shares Repurchased                                          (1,345)   (15,223)
Net Increase/(Decrease) in Portfolio Shares                       11         27
Shares Outstanding, Beginning of Period                        9,222      9,195
--------------------------------------------------------------------------------
Shares Outstanding, End of Period                              9,233      9,222
--------------------------------------------------------------------------------
Transactions in Portfolio Shares - Service II Shares(1)
  Shares sold                                                     --         --
  Reinvested dividends and distributions                           2          3
--------------------------------------------------------------------------------
Total                                                              2          3
--------------------------------------------------------------------------------
  Shares Repurchased                                              --         --
Net Increase/(Decrease) in Portfolio Shares                        2          3
Shares Outstanding, Beginning of Period                          356        353
--------------------------------------------------------------------------------
Shares Outstanding, End of Period                                358        356
--------------------------------------------------------------------------------

(1)   Transaction in Portfolio Shares - Service II Shares are not in thousands


16  Janus Aspen Series  June 30, 2004

7. LEGAL MATTERS

In September 2003, the Securities and Exchange Commission ("SEC") and the Office of the New York State Attorney General ("NYAG") publicly announced that they were investigating trading practices in the mutual fund industry. The investigations were prompted by the NYAG's settlement with a hedge fund, Canary Capital, which allegedly engaged in irregular trading practices with certain mutual fund companies. While Janus Capital was not named as a defendant in the NYAG complaint against the hedge fund, Janus Capital was mentioned in the complaint as having allowed Canary Capital to "market time" certain Janus funds. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. The NYAG complaint alleged that this practice is in contradiction to policies stated in the prospectuses for certain Janus funds.

The investigations by the NYAG, the SEC, and certain other agencies, including the Colorado Division of Securities and the Colorado Attorney General ("COAG"), also sought to determine whether late trading occurred in mutual funds managed by Janus Capital. The term "late trading" generally refers to the practice of permitting or processing a fund purchase or redemption in a manner that improperly allows the current day's fund share price to be used for an order that was placed or improperly processed at a time following the deadline for obtaining that day's share price (normally, 4:00 p.m. (eastern time)). Because many mutual fund transactions are cleared and settled through financial intermediaries, Janus Capital cannot exclude the possibility that one or more intermediaries may have submitted improper or unauthorized late trade transactions to Janus Capital in violation of Janus Capital's agreements with those intermediaries.

Other documentation and information sought by various regulatory agencies, including the National Association of Securities Dealers, the West Virginia Attorney General, the Florida Department of Financial Services, the NYAG, the SEC, the COAG, the Colorado Division of Securities and one or more U.S. Attorney offices, relate to a variety of matters, including but not limited to: disclosure of portfolio holdings, trading by executives in fund shares, certain revenue sharing arrangements, information related to cash and non-cash compensation paid to brokers, trading by Janus Capital investment personnel in portfolio securities owned by certain Janus funds, information provided to the Trustees of certain Janus funds in connection with the review and approval of management contracts related to such Janus funds, information related to certain types of distribution and sales arrangements with brokers and other distributors of mutual fund products, and other topics related to the foregoing. The Janus funds, Janus Capital Group Inc. and its subsidiaries have either complied with or intend to comply with these subpoenas and other document and information requests.

On April 27, 2004, Janus Capital announced agreements in principle with the NYAG, the COAG and the Colorado Division of Securities setting forth financial agreements and certain corporate governance and compliance initiatives that will be required by such regulators. Janus Capital also announced an agreement in principle with respect to monetary terms with the SEC, subject to the approval of the SEC Commissioners. Pursuant to such agreements, Janus Capital has agreed to pay $50 million in restoration to compensate investors for any adverse effects of frequent trading and $50 million in civil penalties. Janus Capital also agreed to reduce its management fees in the amount of $25 million a year for five years. Specific fee reductions, effective July 1, 2004, were determined on a fund-by-fund basis and were calculated using assets under management as of May 31, 2004. Therefore, the total reduction in revenue over a five-year period could be greater than or less than $125 million, depending on whether assets under management in the affected funds increase or decrease. Janus also agreed to make $1.2 million in other settlement-related payments required by the State of Colorado.

Subsequent to the initiation of the regulatory investigations, a number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals on behalf of Janus fund shareholders and shareholders of Janus Capital Group Inc. The factual allegations made in these actions are generally based on the NYAG complaint against Canary Capital and in general allege that Janus Capital allowed certain hedge funds and other investors to engage in "market timing" trades in certain Janus funds. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the federal securities laws; (ii) breach of fiduciary duties, as established by state common law or federal law, to the funds and/or individual investors; (iii) breach of contract; (iv) unjust enrichment; and (v) violations of Section 1962 of the Racketeering Influenced and Corrupt Organizations Act.

The "market timing" lawsuits include actions purportedly on behalf of a class of Janus fund investors, cases allegedly brought on behalf of the funds themselves, a case asserting claims both on behalf of an investor class and derivatively on behalf of the funds, cases brought on behalf of shareholders of Janus Capital Group Inc. on a derivative basis against the Board of Directors of Janus Capital Group Inc., purported ERISA actions against the managers of the Janus 401(k) plan, and a non-class "representative action" purportedly brought on behalf of the general public. The complaints also name


                                           Janus Aspen Series  June 30, 2004  17
various defendants. One or more Janus entities (Janus Capital Group Inc., Janus Capital Management LLC or Janus Capital Corporation) are named in every action. In addition, actions have been brought against Janus Investment Fund and/or one or more of the individual Janus funds, the Janus fund Trustees, officers of the Janus funds, officers of Janus Capital, officers of Janus Capital Group Inc., and directors of Janus Capital Group Inc.

The "market timing" lawsuits were filed in a number of state and federal jurisdictions. The Judicial Panel on Multidistrict Litigation has finally or conditionally transferred all but one of these actions to the United States District Court for the District of Maryland for coordinated proceedings. One action (alleging failure to adequately implement fair value pricing) has been remanded to state court in Madison County, Illinois and is not subject to the federal transfer procedures.

In addition to the "market timing" actions described above, civil lawsuits have been filed against Janus Capital challenging the investment advisory fees charged by Janus Capital to certain funds managed by Janus Capital.

Additional lawsuits may be filed against certain of the Janus funds, Janus Capital and related parties in the future. Janus Capital does not currently believe that any of the pending actions will materially affect its ability to continue to provide to the Funds the services it has agreed to provide.

8. SUBSEQUENT EVENT

On July 29, 2004, Janus Capital Group Inc. announced that a client of Janus Capital Management LLC ("Janus Capital") intends to redeem funds totaling approximately $4.7 billion by year end, subject to the approval by the client's board of directors. The majority of the assets to be redeemed are in the Institutional Share class of certain Portfolios within Janus Aspen Series. Janus Capital is working with the client to transfer the redeeming assets "in kind" to assist the affected Portfolios' managers in limiting the disruption to the Portfolios and minimizing potential transaction costs. The redemption is anticipated to occur by the end of the Portfolios' 2004 fiscal period. To the extent necessary, Janus Capital intends to voluntarily waive certain fees imposed on the Portfolios to limit the economic impact such redemptions might otherwise have on remaining shareholders of the affected Portfolios.


18  Janus Aspen Series  June 30, 2004

Explanations of Charts, Tables and Financial Statements (unaudited)

1. PERFORMANCE OVERVIEWS

The performance overview graph compares the performance of a hypothetical $10,000 investment in the Portfolio (from inception) with one widely used market index through June 30, 2004.

Average annual total returns are quoted for each class of the Portfolio. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.

When comparing the performance of the Portfolio with an index, keep in mind that market indices do not include brokerage commissions that would be incurred if you purchased the individual securities in the index. They also do not include taxes payable on dividends and interest or operating expenses incurred if you maintained a portfolio invested in the index.

2. SCHEDULE OF INVESTMENTS

Following the performance overview section is the Portfolio's Schedule of Investments. This schedule reports the industry concentrations and types of securities held in the Portfolio on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The market value of each security is quoted as of the last day of the reporting period. The values of securities denominated in foreign currencies are converted into U.S. dollars.

A summary of investments by country is provided if the Portfolio invested in foreign securities as of the reporting period. This summary reports the Portfolio's exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country in which the company is incorporated.

2A. FORWARD CURRENCY CONTRACTS

A table listing forward currency contracts follows the Portfolio's Schedule of Investments (if applicable). Forward currency contracts are agreements to deliver or receive a preset amount of currency at a future date. Forward currency contracts are used to hedge against foreign currency risk in the Portfolio's long-term holdings.

The table provides the name of the foreign currency, the settlement date of the contract, the amount of the contract, the value of the currency in U.S. dollars and the amount of unrealized gain or loss. The amount of unrealized gain or loss reflects the change in currency exchange rates from the time the contract was opened to the last day of the reporting period.

2B. FUTURES

A table listing futures contracts follows the Portfolio's Schedule of Investments (if applicable). Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. Futures are used to hedge against adverse movements in securities prices, currency risk or interest rates.

The table provides the name of the contract, number of contracts held, the expiration date, the principal amount, value and the amount of unrealized gain or loss. The amount of unrealized gain or loss reflects the marked to market amount for the last day of the reporting period.

3. STATEMENT OF ASSETS AND LIABILITIES

This statement is often referred to as the "balance sheet." It lists the assets and liabilities of the Portfolio on the last day of the reporting period.

The Portfolio's assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on stocks owned and the receivable for Portfolio shares sold to investors but not yet settled. The Portfolio's liabilities include payables for securities purchased but not yet settled, Portfolio shares redeemed but not yet paid and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section titled "Net Assets Consist of" breaks down the components of the Portfolio's net assets. Because the Portfolio must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last line of this statement reports the Portfolio's net asset value ("NAV") per share on the last day of the reporting period for each class of the Portfolio. The NAV is calculated by dividing the Portfolio's net assets (assets minus liabilities) by the number of shares outstanding.


                                           Janus Aspen Series  June 30, 2004  19

Explanations of Charts, Tables and Financial Statements (unaudited)

4. STATEMENT OF OPERATIONS

This statement details the Portfolio's income, expenses, gains and losses on securities and currency transactions, and appreciation or depreciation of current Portfolio holdings.

The first section in this statement, titled "Investment Income," reports the dividends earned from stocks and interest earned from interest-bearing securities in the Portfolio.

The next section reports the expenses and expense offsets incurred by the Portfolio, including the advisory fee paid to the investment adviser and transfer agent fees.

The last section lists the increase or decrease in the value of securities held in the Portfolio. The Portfolio realizes a gain (or loss) when it sells its position in a particular security. An unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Portfolio during the reporting period. "Net Realized and Unrealized Gain/ (Loss) on Investments" is affected both by changes in the market value of Portfolio holdings and by gains (or losses) realized during the reporting period.

5. STATEMENT OF CHANGES IN NET ASSETS

This statement reports the increase or decrease in the Portfolio's net assets during the reporting period. Changes in the Portfolio's net assets are attributable to investment operations, dividends, distributions and capital share transactions. This is important to investors because it shows exactly what caused the Portfolio's net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Portfolio's investment performance. The Portfolio's net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends in cash, money is taken out of the Portfolio to pay the distribution. If investors reinvest their dividends, the Portfolio's net assets will not be affected. If you compare the Portfolio's "Net Decrease from Dividends and Distributions" to the "Reinvested dividends and distributions," you will notice that dividend distributions had little effect on the Portfolio's net assets. This is because the majority of Janus investors reinvest their distributions.

The reinvestment of dividends is included under "Capital Share Transactions." "Capital Shares" refers to the money investors contribute to the Portfolio through purchases or withdrawals via redemptions. The Portfolio's net assets will increase and decrease in value as investors purchase and redeem shares from the Portfolio.

6. FINANCIAL HIGHLIGHTS

This schedule provides a per-share breakdown of the components that affect the Portfolio's NAV for current and past reporting periods for each class of the Portfolio. Not only does this table provide you with total return, it also reports total distributions, asset size, expense ratios and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income per share, which comprises dividends and interest income earned on securities held by the Portfolio. Following is the total of gains, realized and unrealized. Dividends and distributions are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the average annual total return reported the last day of the period.

Also included are the expense ratios, or the percentage of net assets that was used to cover operating expenses during the period. Expense ratios vary for a number of reasons, including the differences in management fees, the frequency of dividend payments and the extent of foreign investments, which entail greater transaction costs.

The Portfolio's expenses may be reduced through expense-reduction arrangements. These arrangements may include the use of brokerage commissions, uninvested cash balances earning interest or balance credits. The Statement of Operations reflects total expenses before any such offset, the amount of offset and the net expenses. The expense ratios listed in the Financial Highlights reflect total expenses prior to any expense offset (gross expense ratio) and after the expense offsets (net expense ratio). Both expense ratios reflect expenses after waivers (reimbursements), if applicable.

The ratio of net investment income/(loss) summarizes the income earned less expenses divided by the average net assets of the Portfolio during the reporting period. Don't confuse this ratio with the Portfolio's yield. The net investment income ratio is not a true measure of the Portfolio's yield because it doesn't take into account the dividends distributed to the Portfolio's investors.

The next ratio is the portfolio turnover rate, which measures the buying and selling activity in a Portfolio. Portfolio turnover is affected by market conditions, changes in the size of a Portfolio, the nature of the Portfolio's investments and the investment style of the portfolio manager. A 100% rate implies that an amount equal to the value of the entire portfolio is turned over in a year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the portfolio is traded every six months.


20  Janus Aspen Series  June 30, 2004

Notes








                                           Janus Aspen Series  June 30, 2004  21

Janus provides access to a wide range of investment disciplines.
--------------------------------------------------------------------------------

Growth & Core

Janus growth portfolios focus on companies believed to be the leaders in their respective industries, with solid management teams, expanding market share, margins and efficiencies. Janus core portfolios seek investments in more stable and predictable companies. These portfolios look for a strategic combination of steady growth and for certain portfolios, some degree of income.

International & Global

Janus international and global portfolios seek to leverage Janus' research capabilities by taking advantage of inefficiencies in foreign markets, where accurate information and analytical insight are often at a premium.

Value

Janus value portfolios invest in companies they believe are poised for a turnaround or are trading at a significant discount to fair value. The goal is to gain unique insight into a company's true value and identify and evaluate potential catalysts that may unlock shareholder value.

Risk-Managed

Janus risk-managed portfolios seek to outperform their respective indices while maintaining a risk profile equal to or lower than the index itself. Managed by INTECH, these portfolios use a mathematical process in an attempt to build a more "efficient" portfolio than the index.

Fixed Income

Janus income portfolios attempt to provide less risk relative to equities while seeking to deliver a competitive total return through high current income and appreciation.


For more information, contact your investment professional or go to www.janus.com.

        [LOGO] JANUS CAPITAL  |  151 Detroit Street
                       Group  |  Denver, CO 80206
                              |  1-800-525-1068


This material must be preceded or accompanied by a prospectus.
Portfolio distributed by Janus Distributors LLC (7/04)

C-0704-186                                                      109-24-703 07-04

-------------------

Item 2 - Code of Ethics
          Not applicable to semi-annual reports.

Item 3 - Audit Committee Financial Expert
          Not applicable to semi-annual reports.

Item 4 - Principal Accountant Fees and Services
          Not applicable to semi-annual reports.


Item 5 - Audit Committee of Listed Registrants
         Not applicable.

Item 6 - Schedule of Investments
         Not applicable for periods ending before July 9, 2004.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
         Not applicable.

Item 8 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
         Not applicable.

Item 9 - Submission of Matters to Vote of Security Holders

          The Fund's Nominating and Governance Committee ("Committee") is responsible for identifying and nominating candidates for appointment as Trustees of the Trust. Shareholders of a Fund may submit names of potential candidates for nomination as Trustee of the Trust in accordance with procedures adopted by the Committee. Shareholders of a Fund who wish to nominate a candidate to the Trust's Board of Trustees ("Nominating Shareholder") must submit any such recommendation in writing via regular mail to the attention of the Secretary of the Trust, at the address of the principal executive office of the Trust ("Shareholder Recommendation"). The Shareholder Recommendation must include: (i) the class or series and number of all shares of the Fund owned beneficially or of record by the Nominating Shareholder at the time the recommendation is submitted and the dates on which such shares were acquired, specifying the number of shares owned beneficially; (ii) a full listing of the proposed candidate's education, experience (including knowledge of the investment company industry, experience as a director or senior officer of public or private companies, and directorships on other boards of other registered investment companies), current employment, date of birth, business and residence address, and the names and addresses of at least three professional references; (iii) information as to whether the candidate is or may be an "interested person" (as such term is defined in the Investment Company Act of 1940, as amended) of the Fund, Janus Capital Management LLC, or any sub-adviser to a Fund, and, if believed not to be an "interested person," information regarding the candidate that will be sufficient for the Fund to make such determination; (iv) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee of the Trust, if elected; (v) a description of all arrangements or understandings between the Nominating Shareholder, the candidate and/or any other person or persons (including their names) pursuant to which the Shareholder Recommendation is being made, and if none, so specify;
          (vi) the class or series and number of all shares of the Fund owned of record or beneficially by the candidate, as reported by the candidate; and (vii) such other information that would be helpful to the Committee in evaluating the candidate. The Committee may require the Nominating Shareholder to furnish such other information as it may reasonably require. When the Committee is not actively recruiting new Trustees, Shareholder Recommendations will be kept on file until active recruitment is under way.

Item 10 - Controls and Procedures

          (a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

          (b) There was no change in the Registrant's internal control over financial reporting during Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


Item 11 - Exhibits

        (a)(1) Not applicable to semi-annual reports.

        (a)(2) Separate certifications for the Registrant's Principal
               Executive Officer and Principal Financial Officer, as required by
               Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

        (a)(3) Not applicable.

        (b) A certification for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached as Ex99.906CERT. The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Janus Aspen Series

By:      _/s/ Girard C. Miller_______
        Girard C. Miller,
        President, Chief Executive Officer (Principal Executive Officer)

Date: August 20, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     _/s/ Girard C. Miller________
        Girard C. Miller,
        President, Chief Executive Officer (Principal Executive Officer)

Date:  August 20, 2004

By:     _/s/ Loren M. Starr________
        Loren M. Starr,
        Vice President and Chief Financial Officer (Principal Financial Officer)

Date:  August 20, 2004